UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-05954
The Charles Schwab Family of Funds
(Exact name of registrant as specified in charter)
211 Main Street, San Francisco, California 94105
(Address of principal executive offices) (Zip code)
Marie Chandoha
The Charles Schwab Family of Funds
211 Main Street, San Francisco, California 94105
(Name and address of agent for service)
Registrant’s telephone number, including area code: (415) 636-7000
Date of fiscal year end: December 31
Date of reporting period: December 31, 2013

Item 1: Report(s) to Shareholders.

Annual report dated December 31, 2013, enclosed.

Schwab Retirement Advantage Money Fund ®
Schwab Investor Money Fund ®

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This wrapper is not part of the shareholder report.

Schwab Retirement Advantage Money Fund ®
Schwab Investor Money Fund ®

Annual Report
December 31, 2013

This page is intentionally left blank.

In This Report

Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor: Charles Schwab & Co., Inc. (Schwab).

From the President

Marie Chandoha is President and CEO of Charles Schwab Investment Management, Inc. and the funds covered in this report.

For the 12 months ended December 31, 2013, yields on money market securities remained historically low.

Dear Shareholder,

As President and CEO of Charles Schwab Investment Management, Inc., I’d like to thank you for trusting us to help you meet your investment goals, and for reading this annual report concerning the Schwab Retirement Advantage Money Fund and Schwab Investor Money Fund. These funds are part of our core solutions for investing in money market securities, and each fund is designed to offer stability of capital, liquidity, and income.

For the 12 months ended December 31, 2013, yields on money market securities remained historically low. The backdrop for these yields included policies by the Federal Reserve to stimulate the U.S. economy by attempting to hold down interest rates. With modest improvements in the economy, the Fed announced plans to begin “tapering” some of its stimulative policies in 2014. Likewise, the euro zone’s sovereign debt crisis seemed to become less of a concern amid efforts by the European Central Bank to support economic growth in the region, combined with progress on unifying the region’s banking system.

In related industry matters, the SEC proposed various ideas on reforming money funds in June 2013 that could impact the way in which these funds operate, and the SEC is currently reviewing feedback from the industry. However, the nature and implementation time line of any new rules remain relatively unknown and are subject to a lengthy rule-making and implementation process.

For more information about the Schwab Retirement Advantage Money Fund and Schwab Investor Money Fund, please continue reading this report. In addition, you can find answers to frequently asked questions and further details about these products by visiting www.schwabfunds.com, or by contacting us at 1-800-435-4000.

Sincerely,

2 Schwab Retirement Advantage Money Fund & Schwab Investor Money Fund

Fund Management

Linda Klingman, Managing Director and Head of Taxable Money Market Strategies, leads the portfolio management team of Schwab’s prime and government taxable money funds. Ms. Klingman also has overall responsibility for all aspects of the management of the funds. Prior to joining CSIM in 1990, Ms. Klingman worked for AIM Management, Inc. for five years, most recently as a senior money market trader. She has managed money market funds since 1988.

Mike Neitzke, Managing Director and Senior Portfolio Manager, is responsible for the day-to-day co-management of the funds. Prior to joining CSIM in 2001, Mr. Neitzke spent 10 years as a principal at Wells Capital Management, where he managed taxable money market funds, including SEC-registered and ERISA-qualified funds. Prior to that, he was a portfolio manager with Union Capital Advisors in Los Angeles. He has worked in the financial industry as a portfolio manager since 1986.

Michael Lin, Portfolio Manager, is responsible for the day-to-day co-management of the funds. Mr. Lin has been a portfolio manager with CSIM since 2006, and also worked in CSIM’s Fund Administration group for nearly four years, where he focused on security pricing and valuation of Schwab Funds. Prior to joining CSIM, he spent three years at American Century Investments, most recently as a senior trader of the taxable money market funds.

Jonathan Roman, Portfolio Manager, is responsible for the day-to-day co-management of the funds. Mr. Roman has been a portfolio manager with CSIM since 2010, and has held a number of positions at the firm since beginning his tenure in 2005. In 2009, he joined the Portfolio Management group as a Trader, and prior to that he worked in the Portfolio Operations and Analytics group providing trading support to the taxable money market desk.

Schwab Retirement Advantage Money Fund & Schwab Investor Money Fund 3

Schwab Retirement Advantage Money Fund

The Schwab Retirement Advantage Money Fund (the fund) seeks the highest current income consistent with stability of capital and liquidity. To pursue its goal, the fund invests in high-quality, short-term money market instruments issued by U.S. and foreign issuers. Examples of these securities include commercial paper, certificates of deposit, repurchase agreements, variable-rate debt securities, and obligations issued by the U.S. government or its agencies and instrumentalities. For more information concerning the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.

Since December 2008, when the Federal Reserve (the Fed) first cut short-term interest rates to present-day levels, yields on money market securities have remained historically low—a trend that continued throughout the period. As a result, and to help the fund maintain a positive net yield, the fund’s investment adviser and its affiliates voluntarily waived certain fees or expenses during the reporting period.* For more information about the fund’s yield and other important characteristics, please review the charts and footnotes that follow this discussion.

Market Highlights. The euro zone’s sovereign debt crisis appeared to stabilize during 2013, while in the U.S., the Fed kept short-term interest rates near zero percent and tried to hold down long-term interest rates. The Fed’s efforts to stimulate economic growth seemed to help, with the housing market and labor market in particular showing signs of improvement. As a result, the Fed announced plans to begin winding down some of its stimulative policies in 2014.

In preparation for this policy shift, the Fed began daily test operations of its Reverse Repurchase Facility in September. The facility will sell securities to eligible buyers. The operation has the potential to help establish a floor for short-term interest rates and is expected to serve as another tool to assist the Fed in managing its monetary policies.

Meanwhile, regulatory requirements have increased the costs of selling short-term securities for many issuers. These costs, and persistently low rates, have encouraged the issuance of longer-term securities instead. Amid this environment, the supply of money market securities in which the portfolio typically invests generally declined.

In addition, unexpectedly strong cash inflows from taxes decreased the government’s need to issue U.S. Treasury bills during the second quarter, while late in the year, buyers who traditionally purchase longer-term securities showed strong demand for shorter-term securities in anticipation of the Fed’s policy shift. These combined factors led to historically low yields for many types of taxable money market securities.

Positioning and Strategies. The fund’s investment adviser focused on stability of capital and ensured liquidity as the market backdrop evolved. In light of the generally stable conditions in the euro zone and support from the European Central Bank for the region’s banking system, the fund continued to selectively invest in securities from countries such as France and Germany. The investment adviser also added securities from countries such as Australia, Canada, Japan, and Sweden that passed a rigorous screening process and seemed to offer attractive yields. In addition, the fund shifted between repurchase agreements (repos) collateralized by government agency securities and repos collateralized by Treasuries amid seasonal supply and demand constraints, while a dwindling supply of asset-backed commercial paper led the fund to reduce its holdings of these securities.

As of 12/31/13:

 Portfolio Composition By Maturity1

% of investments

1-7 Days	35.5%
8-30 Days	20.4%
31-60 Days	12.5%
61-90 Days	10.9%
91-180 Days	18.0%
More than 180 Days	2.7%
Total	100.0%

 Statistics

Weighted Average Maturity[2]	49 Days
Credit Quality Of Holdings[3] % of portfolio	99.995% Tier 1

 Portfolio Composition by Security Type

% of investments

Commercial Paper
Asset Backed	8.8%
Financial Company	5.9%
Other	2.3%
Certificate Of Deposit	41.6%
Government Agency Debt	3.1%
Other Instrument	3.3%
Variable Rate Demand Note	0.9%
Other Note	6.1%
Repurchase Agreement
Government Agency	23.0%
Treasury	0.5%
Other	4.5%
Total	100.0%

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Management views and portfolio holdings may have changed since the report date.

*	The investment adviser and its affiliates may recapture expenses or fees they waived under a voluntary yield waiver until the third anniversary of the end of the fiscal year in which such waiver occurs, subject to certain limitations. For more information on the potential impact of such recapture on future yields, see financial note 4.
[1]	As shown in the Portfolio Holdings section of the shareholder report.
[2]	Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
[3]	Based on ratings from Standard & Poor’s Corp., Moody’s Investors Service, Fitch Ratings, and/or DBRS, or, if unrated, is determined to be of comparable quality. The fund may use different ratings provided by other rating agencies for purposes of determining compliance with the fund’s investment policies. The fund itself has not been rated by an independent credit rating agency.

4 Schwab Retirement Advantage Money Fund

Performance and Fund Facts as of 12/31/13

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwabfunds.com/prospectus.

 Seven-Day Average Yield Trend for previous 12 months

 Seven-Day Yields

The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.

Schwab Retirement Advantage Money Fund®

Ticker Symbol	SWIXX
Minimum Initial Investment[1]	$25,000

Seven-Day Yield[2]	0.01%

Seven-Day Yield–Without Contractual Expense Limitation[3]	-0.14%

Seven-Day Effective Yield[2]	0.01%

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Portfolio holdings may have changed since the report date.

[1]	Please see prospectus for further detail and eligibility requirements.
[2]	Yield reflects the effect of the fund’s agreement with the investment adviser and its affiliates to limit the fund’s total annual operating expenses to certain levels (contractual expense limitation). In addition, the investment adviser and its affiliates have voluntarily waived expenses in excess of the contractual expense limitation to maintain a positive net yield for the fund (voluntary yield waiver). Without the contractual expense limitation and the voluntary yield waiver, the fund’s yield would have been lower. For additional details, see financial note 4.
[3]	Yield does not reflect the effect of the contractual expense limitation, but does reflect the effect of the voluntary yield waiver. The voluntary yield waiver added 0.23% to the seven-day yield.

Schwab Retirement Advantage Money Fund 5

Schwab Investor Money Fund

The Schwab Investor Money Fund (the fund) seeks the highest current income consistent with stability of capital and liquidity. To pursue its goal, the fund invests in high-quality, short-term money market instruments issued by U.S. and foreign issuers. Examples of these securities include commercial paper, certificates of deposit, repurchase agreements, variable-rate debt securities, and obligations issued by the U.S. government or its agencies and instrumentalities. For more information concerning the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.

Since December 2008, when the Federal Reserve (the Fed) first cut short-term interest rates to present-day levels, yields on money market securities have remained historically low—a trend that continued throughout the period. As a result, and to help the fund maintain a positive net yield, the fund’s investment adviser and its affiliates voluntarily waived certain fees or expenses during the reporting period.* For more information about the fund’s yield and other important characteristics, please review the charts and footnotes that follow this discussion.

Market Highlights. The euro zone’s sovereign debt crisis appeared to stabilize during 2013, while in the U.S., the Fed kept short-term interest rates near zero percent and tried to hold down long-term interest rates. The Fed’s efforts to stimulate economic growth seemed to help, with the housing market and labor market in particular showing signs of improvement. As a result, the Fed announced plans to begin winding down some of its stimulative policies in 2014.

In preparation for this policy shift, the Fed began daily test operations of its Reverse Repurchase Facility in September. The facility will sell securities to eligible buyers. The operation has the potential to help establish a floor for short-term interest rates and is expected to serve as another tool to assist the Fed in managing its monetary policies.

Meanwhile, regulatory requirements have increased the costs of selling short-term securities for many issuers. These costs, and persistently low rates, have encouraged the issuance of longer-term securities instead. Amid this environment, the supply of money market securities in which the portfolio typically invests generally declined.

In addition, unexpectedly strong cash inflows from taxes decreased the government’s need to issue U.S. Treasury bills during the second quarter, while late in the year, buyers who traditionally purchase longer-term securities showed strong demand for shorter-term securities in anticipation of the Fed’s policy shift. These combined factors led to historically low yields for many types of taxable money market securities.

Positioning and Strategies. The fund’s investment adviser focused on stability of capital and ensured liquidity as the market backdrop evolved. In light of the generally stable conditions in the euro zone and support from the European Central Bank for the region’s banking system, the fund continued to selectively invest in securities from countries such as France and Germany. The investment adviser also added securities from countries such as Australia, Canada, Japan, and Sweden that passed a rigorous screening process and seemed to offer attractive yields. In addition, the fund shifted between repurchase agreements (repos) collateralized by government agency securities and repos collateralized by Treasuries amid seasonal supply and demand constraints, while a dwindling supply of asset-backed commercial paper led the fund to reduce its holdings of these securities.

As of 12/31/13:

 Portfolio Composition By Maturity1

% of investments

1-7 Days	33.4%
8-30 Days	19.0%
31-60 Days	15.2%
61-90 Days	8.7%
91-180 Days	21.1%
More than 180 Days	2.6%
Total	100.0%

 Statistics

Weighted Average Maturity[2]	53 Days
Credit Quality Of Holdings[3] % of portfolio	99.99% Tier 1

 Portfolio Composition by Security Type

% of investments

Commercial Paper
Asset Backed	7.9%
Financial Company	5.3%
Other	3.1%
Certificate Of Deposit	42.9%
Government Agency Debt	3.1%
Other Instrument	4.6%
Variable Rate Demand Note	0.8%
Other Note	6.4%
Repurchase Agreement
Government Agency	21.3%
Other	4.6%
Total	100.0%

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Management views and portfolio holdings may have changed since the report date.

*	The investment adviser and its affiliates may recapture expenses or fees they waived under a voluntary yield waiver until the third anniversary of the end of the fiscal year in which such waiver occurs, subject to certain limitations. For more information on the potential impact of such recapture on future yields, see financial note 4.
[1]	As shown in the Portfolio Holdings section of the shareholder report.
[2]	Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
[3]	Based on ratings from Standard & Poor’s Corp., Moody’s Investors Service, Fitch Ratings, and/or DBRS, or, if unrated, is determined to be of comparable quality. The fund may use different ratings provided by other rating agencies for purposes of determining compliance with the fund’s investment policies. The fund itself has not been rated by an independent credit rating agency.

6 Schwab Investor Money Fund

Performance and Fund Facts as of 12/31/13

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwabfunds.com/prospectus.

 Seven-Day Average Yield Trend for previous 12 months

 Seven-Day Yields

The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.

Schwab Investor Money Fund®

Ticker Symbol	SWRXX
Minimum Initial Investment[1]	$1 Retirement Plan Participants $2,500 Other Investors

Seven-Day Yield[2]	0.01%

Seven-Day Yield–Without Contractual Expense Limitation[3]	-0.03%

Seven-Day Effective Yield[2]	0.01%

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Portfolio holdings may have changed since the report date.

[1]	Please see prospectus for further detail and eligibility requirements.
[2]	Yield reflects the effect of the fund’s agreement with the investment adviser and its affiliates to limit the fund’s total annual operating expenses to certain levels (contractual expense limitation). In addition, the investment adviser and its affiliates have voluntarily waived expenses in excess of the contractual expense limitation to maintain a positive net yield for the fund (voluntary yield waiver). Without the contractual expense limitation and the voluntary yield waiver, the fund’s yield would have been lower. For additional details, see financial note 4.
[3]	Yield does not reflect the effect of the contractual expense limitation, but does reflect the effect of the voluntary yield waiver. The voluntary yield waiver added 0.42% to the seven-day yield.

Schwab Investor Money Fund 7

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

As a fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees; and (2) ongoing costs, including management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning July 1, 2013 and held through December 31, 2013.

Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in a fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio[1]	Account Value	(Net of Expenses)	During Period[2]
	(Annualized)	at 7/1/13	at 12/31/13	7/1/13–12/31/13

Schwab Retirement Advantage Money Fund®
Actual Return	0.23%	$1,000.00	$1,000.10	$1.16
Hypothetical 5% Return	0.23%	$1,000.00	$1,024.05	$1.17

Schwab Investor Money Fund®
Actual Return	0.23%	$1,000.00	$1,000.10	$1.16
Hypothetical 5% Return	0.23%	$1,000.00	$1,024.05	$1.17

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights which covers a 12-month period.
[2]	Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days of the period, and divided by 365 days of the fiscal year.

8 Schwab Retirement Advantage Money Fund & Schwab Investor Money Fund

Schwab Retirement Advantage Money Fund®

Financial Statements

Financial Highlights

	1/1/13–		1/1/12–		1/1/11–		1/1/10–		1/1/09–
	12/31/13		12/31/12		12/31/11		12/31/10		12/31/09

Per-Share Data ($)

Net asset value at beginning of period	1.00		1.00		1.00		1.00		1.00

Income (loss) from investment operations:
Net investment income (loss)	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]
Net realized and unrealized gains (losses)	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1,2]	(0.00)[1]

Total from investment operations	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]
Less distributions:
Distributions from net investment income	(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]

Net asset value at end of period	1.00		1.00		1.00		1.00		1.00

Total return (%)	0.01		0.01		0.01		0.01		0.20

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.24	[3]	0.27	[3]	0.25	[3]	0.34	[3]	0.44	[3,4]
Gross operating expenses	0.61		0.61		0.60		0.60		0.62
Net investment income (loss)	0.01		0.01		0.01		0.01		0.20
Net assets, end of period ($ x 1,000,000)	784		806		846		873		954

1 Per-share amount was less than $0.01.
2 Net realized and unrealized gains (losses) ratio includes payment from affiliate.
3 Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation. (See financial note 4)
4 The ratio of net operating expenses would have been 0.41% if certain non-routine expenses (participation fees for the Treasury’s Temporary Guarantee Program for Money Market Funds) had not been incurred.

See financial notes 9

 Schwab Retirement Advantage Money Fund

Portfolio Holdings as of December 31, 2013

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also files a complete schedule of portfolio holdings with the SEC monthly on Form N-MFP which is available 60 days after the end of the month to which the information pertains. A monthly schedule of portfolio holdings is also available by visiting the fund’s website at www.schwabfunds.com/prospectus along with a link to the fund’s Form N-MFP filings on the SEC’s website.

For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the effective maturity and maturity date are the same, the date will appear in the maturity date column.

		Cost	Value
Holdings by Category		($)	($)

53.7%	Fixed-Rate Obligations	420,942,920	420,942,920
18.3%	Variable-Rate Obligations	143,261,930	143,261,930
27.9%	Repurchase Agreements	218,885,564	218,885,564

99.9%	Total Investments	783,090,414	783,090,414
0.1%	Other Assets and Liabilities, Net		721,777

100.0%	Net Assets		783,812,191

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Fixed-Rate Obligations 53.7% of net assets

Asset Backed Commercial Paper 8.8%
Bennington Stark Capital Co, LLC	a,b,c	0.32%		02/14/14	1,000,000	999,609

CAFCO, LLC	a,b,c	0.41%		02/18/14	5,000,000	4,997,267
	a,b,c	0.39%		03/05/14	4,000,000	3,997,305

Cancara Asset Securitisation, LLC	a,b,c	0.21%		01/06/14	2,000,000	1,999,942
	a,b,c	0.21%		01/17/14	1,000,000	999,907
	a,b,c	0.21%		02/03/14	2,000,000	1,999,615
	a,b,c	0.21%		02/12/14	1,000,000	999,755

Ciesco, LLC	a,b,c	0.42%		02/19/14	10,000,000	9,994,283

Collateralized Commercial Paper Co, LLC	a,b	0.32%		01/24/14	3,000,000	2,999,387
	a,b	0.32%		02/07/14	1,000,000	999,671
	a,b	0.30%		06/24/14	3,000,000	2,995,650

CRC Funding, LLC	a,b,c	0.38%		03/17/14	5,000,000	4,996,041
	a,b,c	0.33%		03/28/14	6,000,000	5,995,270

Crown Point Capital Co, LLC	a,b,c	0.23%		01/22/14	2,000,000	1,999,732

Govco, LLC	a,b,c	0.34%		05/05/14	3,000,000	2,996,487

Lexington Parker Capital Co, LLC	a,b,c	0.23%		01/24/14	4,000,000	3,999,412

Manhattan Asset Funding Capital Co, LLC	a,b,c	0.20%		01/13/14	1,000,000	999,933
	a,b,c	0.20%		01/16/14	3,000,000	2,999,750

Ridgefield Funding Co, LLC	a,b,c	0.33%		02/18/14	5,000,000	4,997,800

Sheffield Receivables Corp	a,b,c	0.24%		01/10/14	3,000,000	2,999,820
	a,b,c	0.23%		03/11/14	3,000,000	2,998,677

10 See financial notes

 Schwab Retirement Advantage Money Fund

Portfolio Holdings continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
	a,b,c	0.22%		03/17/14	1,000,000	999,542

						68,964,855

Financial Company Commercial Paper 3.3%
BPCE SA	c	0.26%		02/03/14	3,000,000	2,999,285
	c	0.25%		02/05/14	1,000,000	999,762

General Electric Capital Corp		0.20%		06/04/14	1,000,000	999,145

JP Morgan Chase & Co		0.34%		03/10/14	4,000,000	3,997,431

JP Morgan Securities, LLC	c	0.40%		08/26/14	4,000,000	3,989,466

Nationwide Building Society		0.23%		01/24/14	3,000,000	2,999,559
		0.21%		02/10/14	4,000,000	3,999,089

PNC Bank, NA		0.25%		03/17/14	5,000,000	5,000,000

Skandinaviska Enskilda Banken AB		0.29%		04/21/14	1,000,000	999,129

						25,982,866

Other Commercial Paper 2.3%
Toyota Motor Credit Corp	a	0.23%		01/28/14	10,000,000	9,998,275
	a	0.25%		02/14/14	1,000,000	999,694
	a	0.26%		02/14/14	7,000,000	6,997,776

						17,995,745

Certificate of Deposit 32.3%
Abbey National Treasury Services PLC	a	0.25%		01/16/14	3,000,000	3,000,000

Bank of Tokyo Mitsubishi UFJ, Ltd		0.33%		01/02/14	6,000,000	6,000,000
		0.32%		05/14/14	4,000,000	4,000,000
		0.32%		05/23/14	2,000,000	2,000,000
		0.32%		05/27/14	1,000,000	1,000,000
		0.25%		06/25/14	5,000,000	5,000,000

Barclays Bank PLC		0.30%		01/27/14	2,000,000	2,000,000
		0.25%		04/07/14	4,000,000	4,000,000
		0.43%		09/23/14	1,000,000	1,000,000
		0.43%		10/01/14	2,000,000	2,000,000

BNP Paribas		0.35%		02/14/14	3,000,000	3,000,000
		0.30%		04/01/14	4,000,000	4,000,000
		0.47%		08/25/14	3,000,000	3,000,000

Branch Banking & Trust Co		0.05%		01/06/14	5,000,000	5,000,000

Canadian Imperial Bank of Commerce		0.04%		01/02/14	10,000,000	10,000,000

Chase Bank USA, NA		0.32%		02/24/14	11,000,000	11,000,000
		0.32%		03/10/14	3,000,000	3,000,000

Citibank, NA		0.40%		02/14/14	4,000,000	4,000,000
		0.37%		03/12/14	1,000,000	1,000,000
		0.34%		03/25/14	1,000,000	1,000,000
		0.34%		03/27/14	1,000,000	1,000,000
		0.35%		05/01/14	5,000,000	5,000,000
		0.26%		06/25/14	5,000,000	5,000,000

Commonwealth Bank of Australia		0.20%		03/12/14	2,000,000	2,000,000

See financial notes 11

 Schwab Retirement Advantage Money Fund

Portfolio Holdings continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Credit Agricole Corporate and Investment Bank		0.24%		03/18/14	4,000,000	4,000,000

Credit Agricole SA		0.21%		02/03/14	1,000,000	1,000,000

Credit Suisse AG		0.25%		04/01/14	9,000,000	9,000,000
		0.25%		04/29/14	3,000,000	3,000,000
		0.26%		06/20/14	1,000,000	1,000,000
		0.26%		06/25/14	3,000,000	3,000,000

Deutsche Bank AG		0.73%		01/17/14	7,000,000	7,000,000
		0.35%		01/24/14	5,000,000	5,000,000
		0.27%		04/30/14	3,000,000	3,000,000
		0.30%		05/27/14	2,000,000	2,000,000
		0.45%		11/21/14	5,000,000	5,000,000

ING Bank NV		0.37%		02/05/14	1,000,000	1,000,000
		0.24%		03/12/14	5,000,000	5,000,000
		0.38%		03/18/14	3,000,000	3,000,000
		0.39%		04/01/14	3,000,000	3,000,000
		0.34%		05/01/14	1,000,000	1,000,000
		0.36%		05/01/14	2,000,000	2,000,000

JPMorgan Chase Bank, NA		0.32%		03/10/14	5,000,000	5,000,000
		0.32%		04/01/14	1,000,000	1,000,000
		0.32%		04/28/14	3,000,000	3,000,000
		0.32%		05/09/14	4,000,000	4,000,000
		0.32%		05/12/14	1,000,000	1,000,000
		0.35%		08/01/14	6,000,000	6,000,000

Lloyds Bank PLC		0.28%		06/10/14	3,000,000	3,000,000
		0.27%		06/23/14	4,000,000	4,000,000

Mitsubishi UFJ Trust & Banking Corp		0.25%		04/08/14	1,000,000	1,000,000
		0.25%		04/10/14	2,000,000	2,000,000
		0.26%		04/23/14	5,000,000	5,000,000
		0.25%		05/16/14	1,000,000	1,000,000

Mizuho Bank Ltd		0.21%		01/02/14	7,000,000	7,000,000
		0.21%		01/08/14	2,000,000	2,000,000
		0.25%		05/08/14	3,000,000	3,000,000
		0.26%		06/10/14	4,000,000	4,000,000

Natixis SA		0.25%		02/14/14	1,000,000	1,000,000

Rabobank Nederland		0.31%		06/02/14	5,000,000	5,000,000
		0.30%		06/03/14	6,000,000	6,000,000

Skandinaviska Enskilda Banken AB		0.28%		03/14/14	3,000,000	3,000,000

Sumitomo Mitsui Banking Corp		0.21%		03/03/14	5,000,000	5,000,000
		0.22%		03/11/14	2,000,000	2,000,000
		0.22%		04/08/14	5,000,000	5,000,000
		0.26%		04/25/14	6,000,000	6,000,000
		0.25%		05/08/14	1,000,000	1,000,000
		0.31%		05/27/14	2,000,000	2,000,000
		0.31%		06/03/14	2,000,000	2,000,000

Sumitomo Mitsui Trust Bank Ltd		0.22%		01/07/14	1,000,000	1,000,000
		0.22%		02/05/14	1,000,000	1,000,000

Toronto-Dominion Bank		0.23%		01/21/14	3,000,000	3,000,000
		0.23%		03/06/14	4,000,000	4,000,000
		0.21%		06/06/14	3,000,000	3,000,000

12 See financial notes

 Schwab Retirement Advantage Money Fund

Portfolio Holdings continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Union Bank, NA		0.20%		01/30/14	4,000,000	4,000,000

Wells Fargo Bank, NA		0.22%		06/16/14	1,000,000	1,000,000

						253,000,000

Government Agency Debt 1.1%
Federal Home Loan Bank		0.07%		01/31/14	7,000,000	6,999,598
		0.07%		02/07/14	2,000,000	1,999,856

						8,999,454

Other Instrument 3.3%
Australia & New Zealand Banking Group Ltd		0.10%		01/06/14	12,000,000	12,000,000

Skandinaviska Enskilda Banken AB		0.05%		01/03/14	1,000,000	1,000,000
		0.05%		01/07/14	2,000,000	2,000,000

Svenska Handelsbanken AB		0.05%		01/02/14	11,000,000	11,000,000

						26,000,000

Other Note 2.6%
Bank of America, NA		0.26%		01/14/14	6,000,000	6,000,000
		0.25%		02/03/14	7,000,000	7,000,000
		0.20%		03/17/14	3,000,000	3,000,000
		0.26%		06/17/14	4,000,000	4,000,000

						20,000,000

Total Fixed-Rate Obligations
(Cost $420,942,920)						420,942,920

Variable-Rate Obligations 18.3% of net assets

Financial Company Commercial Paper 2.6%
JP Morgan Chase & Co		0.32%		01/22/14	6,000,000	6,000,000

Westpac Banking Corp	c	0.25%	01/28/14	05/28/14	10,000,000	10,000,000
	c	0.27%	01/21/14	06/19/14	4,000,000	4,000,000

						20,000,000

Certificate of Deposit 9.3%
Bank of Nova Scotia		0.24%	01/09/14	09/09/14	13,000,000	13,000,000

National Australia Bank Ltd		0.19%	01/21/14	02/18/14	6,000,000	6,000,000

Rabobank Nederland		0.25%	01/06/14	03/04/14	10,000,000	10,000,000

Royal Bank of Canada		0.28%	01/24/14	06/24/14	10,000,000	10,000,000

Toronto-Dominion Bank		0.22%	01/29/14	09/02/14	6,000,000	6,000,000

Wells Fargo Bank, NA		0.19%	01/08/14	04/07/14	3,000,000	3,000,000
		0.18%	01/02/14	05/02/14	11,000,000	11,000,000
		0.21%	01/21/14	05/20/14	7,000,000	7,000,000
		0.22%	01/06/14	08/05/14	5,000,000	5,000,000

Westpac Banking Corp		0.23%	01/02/14	10/29/14	2,000,000	2,000,000

						73,000,000

See financial notes 13

 Schwab Retirement Advantage Money Fund

Portfolio Holdings continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Government Agency Debt 1.9%
Freddie Mac		0.24%	01/10/14	11/10/14	15,000,000	15,000,000

Variable Rate Demand Note 0.9%
New York City IDA
IDRB (Allway Tools) Series 1997	a	0.42%		01/07/14	65,000	65,000

Palm Springs, CA
COP (Downtown Parking) Series 2002A	a	0.28%		01/07/14	7,160,000	7,160,000

						7,225,000

Other Note 3.6%
Canadian Imperial Bank of Commerce		0.22%	01/10/14	09/05/14	6,000,000	6,000,000

JPMorgan Chase Bank, NA		0.36%	01/21/14	12/22/14	10,000,000	10,000,000

Royal Bank of Canada		0.33%	01/06/14	01/02/15	5,000,000	5,000,000
	c	0.29%	01/07/14	01/07/15	7,000,000	7,000,000

Whistlejacket Capital, LLC	d,†	n/a	n/a	n/a	36,930	36,930

						28,036,930

Total Variable-Rate Obligations
(Cost $143,261,930)						143,261,930

					Maturity
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Repurchase Agreements 27.9% of net assets

Government Agency Repurchase Agreements* 22.9%
BNP Paribas Securities Corp
Issued 12/31/13, repurchase date 01/02/14 (Collateralized by U.S. Government Agency Securities valued at $17,510,001, 4.00%, due 11/20/43)		0.02%		01/02/14	17,000,019	17,000,000

Credit Suisse Securities (USA), LLC
Issued 12/31/13, repurchase date 01/02/14 (Collateralized by U.S. Government Agency Securities valued at $57,005,979, 3.46% - 5.45%, due 09/15/37 - 05/15/53)		0.02%		01/02/14	55,885,626	55,885,564

Deutsche Bank Securities, Inc
Issued 12/31/13, repurchase date 01/02/14 (Collateralized by U.S. Treasury Securities valued at $61,200,000, 0.25% - 1.63%, due 12/31/15 - 08/15/22)		0.03%		01/02/14	60,000,100	60,000,000
Issued 11/07/13, repurchase date 02/10/14 (Collateralized by U.S. Government Agency Securities valued at $12,376,554, 2.16% - 5.00%, due 02/20/26 - 06/16/53)	d	0.10%		02/10/14	12,003,167	12,000,000
Issued 12/11/13, repurchase date 03/11/14 (Collateralized by U.S. Treasury Securities valued at $5,100,003, 1.75%, due 05/15/23)	d	0.10%		03/11/14	5,001,250	5,000,000

Goldman Sachs & Co
Issued 12/26/13, repurchase date 01/02/14 (Collateralized by U.S. Government Agency Securities valued at $3,060,001, 2.50%, due 10/01/27)		0.05%		01/02/14	3,000,029	3,000,000
Issued 12/27/13, repurchase date 01/03/14 (Collateralized by U.S. Government Agency Securities valued at $7,140,000, 4.00%, due 02/01/31)		0.05%		01/03/14	7,000,068	7,000,000

14 See financial notes

 Schwab Retirement Advantage Money Fund

Portfolio Holdings continued

					Maturity
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
Issued 12/31/13, repurchase date 01/07/14 (Collateralized by U.S. Government Agency Securities valued at $15,300,000, 4.00%, due 10/01/43)		0.04%		01/07/14	15,000,117	15,000,000

Mizuho Securities USA, Inc
Issued 12/31/13, repurchase date 01/02/14 (Collateralized by U.S. Treasury Securities valued at $5,100,093, 0.00%, due 11/13/14)		0.03%		01/02/14	5,000,008	5,000,000

						179,885,564

Treasury Repurchase Agreement 0.5%
Goldman Sachs & Co
Issued 12/17/13, repurchase date 01/22/14 (Collateralized by U.S. Treasury Securities valued at $4,080,063, 0.13%, due 04/15/18)		0.05%		01/07/14	4,000,117	4,000,000

Other Repurchase Agreements** 4.5%
BNP Paribas Prime Brokerage, Inc
Issued 12/19/13, repurchase date 02/18/14 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $1,050,720)	a	0.39%		01/07/14	1,000,206	1,000,000
Issued 12/23/13, repurchase date 02/13/14 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $2,101,190)	a	0.39%		01/07/14	2,000,325	2,000,000

BNP Paribas Securities Corp
Issued 12/06/13, repurchase date 02/04/14 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $3,165,446, 5.25% - 8.75%, due 06/15/30 - 11/15/43)		0.28%		01/07/14	3,000,747	3,000,000
Issued 12/16/13, repurchase date 02/14/14 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $1,054,120, 8.75%, due 06/15/30)		0.28%		01/07/14	1,000,171	1,000,000

Credit Suisse Securities (USA), LLC
Issued 10/16/13, repurchase date 01/29/14 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $2,302,933, 5.40% - 6.12%, due 03/23/28 - 12/11/49)	d	0.68%		01/29/14	2,003,967	2,000,000
Issued 12/04/13, repurchase date 04/02/14 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $5,749,501, 4.50% - 6.00%, due 03/20/25 - 07/10/46)	d	0.68%		04/02/14	5,011,239	5,000,000
Issued 12/09/13, repurchase date 04/11/14 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $4,600,068, 2.12% - 5.69%, due 04/18/17 - 06/10/49)	d	0.68%		04/11/14	4,009,293	4,000,000

Goldman Sachs & Co
Issued 12/05/13, repurchase date 03/20/14 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $7,350,032)	d	0.56%		03/20/14	7,011,433	7,000,000

JP Morgan Securities, LLC
Issued 12/09/13, repurchase date 06/09/14 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $3,451,371, 5.42% - 7.97%, due 08/15/29 - 12/10/49)	d	0.65%		03/31/14	3,006,067	3,000,000

See financial notes 15

 Schwab Retirement Advantage Money Fund

Portfolio Holdings continued

					Maturity
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Merrill Lynch, Pierce, Fenner & Smith, Inc
Issued 11/21/13, repurchase date 02/19/14 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $8,050,000, 0.37% - 10.00%, due 12/15/18 - 06/25/58)	d	0.57%		02/04/14	7,008,313	7,000,000

						35,000,000

Total Repurchase Agreements
(Cost $218,885,564)						218,885,564

End of Investments.

At 12/31/13, the tax basis cost of the fund’s investments was $783,090,414.

a	Credit-enhanced security or liquidity-enhanced.
b	Asset-backed security.
c	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $90,958,660 or 11.6% of net assets.
d	Illiquid security. At the period end, the value of these amounted to $45,036,930 or 5.7% of net assets, see financial note 8.
†	Whistlejacket notes are in receivership, and the fund elected to sell all of its Whistlejacket notes at auction (April 29, 2009). The remaining investment represents an interest in a small residual fund that is being held to cover any remaining expenses and liabilities associated with receivership.
*	Usually collateralized via U.S. Government Agency Securities or less frequently by U.S. Treasury Securities.
**	Usually collateralized via common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations or less frequently by U.S. Government Agency Securities and/ or U.S. Treasury Securities.

ABS —	Asset-backed securities
COP —	Certificate of participation
ETF —	Exchange traded fund
IDA —	Industrial development agency/authority
IDRB —	Industrial development revenue bond

At December 31, 2013, all of the fund’s investment securities were classified as Level 2. The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended December 31, 2013. The breakdown of the fund’s investments into major categories is disclosed on the portfolio holdings. (See financial note 2(a) for additional information)

16 See financial notes

 Schwab Retirement Advantage Money Fund

Statement of
Assets and Liabilities
As of December 31, 2013

Assets

Investments, at cost and value		$564,204,850
Repurchase agreements, at cost and value	+	218,885,564

Total investments, at cost and value (Note 2a)		783,090,414
Receivables:
Fund shares sold		5,074,053
Interest		299,251
Prepaid expenses	+	242

Total assets		788,463,960

Liabilities

Payables:
Shareholder service fees		11,193
Fund shares redeemed		4,608,777
Distributions to shareholders		41
Accrued expenses	+	31,758

Total liabilities		4,651,769

Net Assets

Total assets		788,463,960
Total liabilities	−	4,651,769

Net assets		$783,812,191

Net Assets by Source
Capital received from investors		783,794,677
Net investment income not yet distributed		17,514

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$783,812,191		783,810,592		$1.00

See financial notes 17

 Schwab Retirement Advantage Money Fund

Statement of
Operations
For the period January 1, 2013 through December 31, 2013

Investment Income

Interest		$1,979,048

Expenses

Investment adviser and administrator fees		2,726,788
Shareholder service fees		1,713,981
Portfolio accounting fees		98,829
Registration fees		46,015
Custodian fees		42,450
Independent trustees’ fees		28,739
Professional fees		26,667
Transfer agent fees		20,619
Shareholder reports		4,333
Other expenses	+	18,206

Total expenses		4,726,627
Expense reduction by CSIM and its affiliates	−	2,825,488

Net expenses	−	1,901,139

Net investment income		77,909

Realized Gains (Losses)

Net realized gains on investments		219

Increase in net assets resulting from operations		$78,128

18 See financial notes

 Schwab Retirement Advantage Money Fund

Statement of
Changes in Net Assets
For the current and prior report periods

Operations

1/1/13-12/31/13			1/1/12-12/31/12
Net investment income		$77,909	$80,652
Net realized gains	+	219	1,185

Increase in net assets from operations		78,128	81,837

Distributions to Shareholders

Distributions from net investment income		(77,909)	(80,652)

Transactions in Fund Shares*

Shares sold		653,234,340	671,533,928
Shares reinvested		77,639	80,553
Shares redeemed	+	(675,664,446)	(711,221,000)

Net transactions in fund shares		(22,352,467)	(39,606,519)

Net Assets

Beginning of period		806,164,439	845,769,773
Total decrease	+	(22,352,248)	(39,605,334)

End of period		$783,812,191	$806,164,439

Net investment income not yet distributed		$17,514	$24,082

*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.

See financial notes 19

Schwab Investor Money Fund®

Financial Statements

Financial Highlights

	1/1/13–		1/1/12–		1/1/11–		1/1/10–		1/1/09–
	12/31/13		12/31/12		12/31/11		12/31/10		12/31/09

Per-Share Data ($)

Net asset value at beginning of period	1.00		1.00		1.00		1.00		1.00

Income (loss) from investment operations:
Net investment income (loss)	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]
Net realized and unrealized gains (losses)	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1,2]	(0.00)[1]

Total from investment operations	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]
Less distributions:
Distributions from net investment income	(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]

Net asset value at end of period	1.00		1.00		1.00		1.00		1.00

Total return (%)	0.01		0.01		0.01		0.01		0.16

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.25	[3]	0.27	[3]	0.25	[3]	0.34	[3]	0.51	[3,4]
Gross operating expenses	0.64		0.63		0.62		0.62		0.64
Net investment income (loss)	0.01		0.01		0.01		0.01		0.17
Net assets, end of period ($ x 1,000,000)	1,047		1,205		1,333		1,495		1,832

1 Per-share amount was less than $0.01.
2 Net realized and unrealized gains (losses) ratio includes payment from affiliate.
3 Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation. (See financial note 4)
4 The ratio of net operating expenses would have been 0.48% if certain non-routine expenses (participation fees for the Treasury’s Temporary Guarantee Program for Money Market Funds) had not been incurred.

20 See financial notes

 Schwab Investor Money Fund

Portfolio Holdings as of December 31, 2013

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also files a complete schedule of portfolio holdings with the SEC monthly on Form N-MFP which is available 60 days after the end of the month to which the information pertains. A monthly schedule of portfolio holdings is also available by visiting the fund’s website at www.schwabfunds.com/prospectus along with a link to the fund’s Form N-MFP filings on the SEC’s website.

For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the effective maturity and maturity date are the same, the date will appear in the maturity date column.

		Cost	Value
Holdings by Category		($)	($)

56.7%	Fixed-Rate Obligations	593,904,496	593,904,496
17.0%	Variable-Rate Obligations	178,243,071	178,243,071
25.8%	Repurchase Agreements	269,736,378	269,736,378

99.5%	Total Investments	1,041,883,945	1,041,883,945
0.5%	Other Assets and Liabilities, Net		5,314,459

100.0%	Net Assets		1,047,198,404

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Fixed-Rate Obligations 56.7% of net assets

Asset Backed Commercial Paper 7.8%
Bennington Stark Capital Co, LLC	a,b,c	0.32%		02/14/14	2,000,000	1,999,218

CAFCO, LLC	a,b,c	0.39%		03/05/14	12,000,000	11,991,915

Cancara Asset Securitisation, LLC	a,b,c	0.21%		01/14/14	2,000,000	1,999,848
	a,b,c	0.21%		01/21/14	1,000,000	999,883
	a,b,c	0.21%		01/30/14	2,000,000	1,999,662
	a,b,c	0.20%		03/31/14	3,000,000	2,998,517

Charta, LLC	a,b,c	0.42%		02/04/14	1,000,000	999,603

Ciesco, LLC	a,b,c	0.41%		02/03/14	1,000,000	999,624
	a,b,c	0.42%		02/19/14	10,000,000	9,994,283

Collateralized Commercial Paper Co, LLC	a,b	0.30%		06/24/14	12,000,000	11,982,600

CRC Funding, LLC	a,b,c	0.38%		03/17/14	2,000,000	1,998,417
	a,b,c	0.33%		03/28/14	13,000,000	12,989,752

Crown Point Capital Co, LLC	a,b,c	0.23%		01/22/14	2,000,000	1,999,732
	a,b,c	0.23%		03/05/14	2,000,000	1,999,195
	a,b,c	0.24%		04/09/14	1,000,000	999,347

Lexington Parker Capital Co, LLC	a,b,c	0.23%		01/24/14	1,000,000	999,853

Manhattan Asset Funding Capital Co, LLC	a,b,c	0.22%		01/09/14	1,000,000	999,951
	a,b,c	0.22%		02/13/14	3,000,000	2,999,229

Sheffield Receivables Corp	a,b,c	0.24%		01/10/14	5,000,000	4,999,700
	a,b,c	0.23%		02/07/14	6,000,000	5,998,582

						81,948,911

See financial notes 21

 Schwab Investor Money Fund

Portfolio Holdings continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Financial Company Commercial Paper 3.3%
BPCE SA	c	0.24%		02/03/14	2,000,000	1,999,569
	c	0.25%		02/05/14	1,000,000	999,762

JP Morgan Chase & Co		0.34%		03/10/14	1,000,000	999,358
		0.35%		05/19/14	4,000,000	3,994,633

JP Morgan Securities, LLC	c	0.40%		08/26/14	6,000,000	5,984,200

Nationwide Building Society		0.23%		01/24/14	2,000,000	1,999,706
		0.21%		02/10/14	2,000,000	1,999,545
		0.21%		02/25/14	3,000,000	2,999,060

PNC Bank, NA		0.25%		03/17/14	7,000,000	7,000,000

Skandinaviska Enskilda Banken AB		0.29%		02/18/14	1,500,000	1,499,430
		0.28%		03/10/14	2,000,000	1,998,942
		0.28%		06/02/14	3,000,000	2,996,517

						34,470,722

Other Commercial Paper 2.8%
Toyota Motor Credit Corp	a	0.23%		02/03/14	9,000,000	8,998,103
	a	0.25%		02/20/14	8,000,000	7,997,222
	a	0.22%		03/05/14	1,000,000	999,615
	a	0.21%		05/19/14	12,000,000	11,990,340

						29,985,280

Certificate of Deposit 34.7%
Bank of Montreal		0.19%		01/08/14	8,000,000	8,000,000

Bank of Nova Scotia		0.18%		04/14/14	4,000,000	4,000,000

Bank of Tokyo Mitsubishi UFJ, Ltd		0.33%		01/02/14	1,000,000	1,000,000
		0.33%		01/09/14	1,000,000	1,000,000
		0.25%		05/07/14	8,000,000	8,000,000
		0.32%		05/14/14	1,000,000	1,000,000
		0.25%		05/16/14	3,000,000	3,000,000
		0.32%		05/21/14	2,000,000	2,000,000
		0.32%		05/28/14	5,000,000	5,000,000
		0.31%		06/12/14	2,000,000	2,000,000

Barclays Bank PLC		0.25%		04/07/14	4,000,000	4,000,000
		0.43%		10/01/14	4,000,000	4,000,000

BNP Paribas		0.34%		02/18/14	5,000,000	5,000,000
		0.30%		04/01/14	4,000,000	4,000,000
		0.30%		04/04/14	7,000,000	7,000,000
		0.32%		05/06/14	2,000,000	2,000,000
		0.47%		08/25/14	5,000,000	5,000,000

Branch Banking & Trust Co		0.05%		01/06/14	7,000,000	7,000,000

Canadian Imperial Bank of Commerce		0.04%		01/02/14	22,000,000	22,000,000

Chase Bank USA, NA		0.33%		02/12/14	9,000,000	9,000,000
		0.32%		02/24/14	1,000,000	1,000,000
		0.38%		12/05/14	5,000,000	5,000,000

Citibank, NA		0.40%		02/14/14	1,000,000	1,000,000
		0.34%		03/25/14	8,000,000	8,000,000
		0.26%		06/25/14	3,000,000	3,000,000

22 See financial notes

 Schwab Investor Money Fund

Portfolio Holdings continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Credit Agricole Corporate and Investment Bank		0.21%		02/06/14	6,000,000	6,000,000
		0.21%		04/02/14	4,000,000	4,000,000

Credit Suisse AG		0.26%		03/18/14	2,000,000	2,000,000
		0.25%		04/29/14	10,000,000	10,000,000
		0.25%		05/08/14	3,000,000	3,000,000
		0.25%		05/28/14	2,000,000	2,000,000

Deutsche Bank AG		0.73%		01/17/14	10,000,000	10,000,000
		0.34%		02/27/14	9,000,000	9,000,000
		0.45%		11/21/14	7,000,000	7,000,000

ING Bank NV		0.24%		03/12/14	8,000,000	8,000,000
		0.38%		03/13/14	5,000,000	5,000,000
		0.39%		04/01/14	1,000,000	1,000,000
		0.34%		05/01/14	1,000,000	1,000,000
		0.36%		05/01/14	3,000,000	3,000,000

JPMorgan Chase Bank, NA		0.32%		04/01/14	5,000,000	5,000,000

Lloyds Bank PLC		0.28%		05/21/14	3,000,000	3,000,000
		0.28%		05/27/14	5,000,000	5,000,000
		0.27%		06/23/14	2,000,000	2,000,000

Mitsubishi UFJ Trust & Banking Corp		0.25%		04/08/14	3,000,000	3,000,000
		0.25%		05/16/14	2,000,000	2,000,000

Mizuho Bank Ltd		0.21%		01/02/14	5,000,000	5,000,000
		0.25%		03/10/14	6,000,000	6,000,000
		0.25%		05/08/14	4,000,000	4,000,000
		0.26%		06/10/14	1,500,000	1,500,000

National Australia Bank Ltd		0.25%		02/28/14	8,000,000	8,000,000

Natixis SA		0.25%		02/14/14	1,000,000	1,000,000
		0.23%		04/01/14	8,000,000	8,000,000

Rabobank Nederland		0.28%		05/27/14	4,000,000	4,000,000
		0.31%		06/02/14	20,000,000	20,000,000
		0.27%		06/20/14	2,000,000	2,000,000

Skandinaviska Enskilda Banken AB		0.28%		04/01/14	2,000,000	2,000,000

Sumitomo Mitsui Banking Corp		0.33%		01/17/14	7,000,000	7,000,000
		0.22%		02/11/14	3,000,000	3,000,000
		0.22%		03/04/14	3,000,000	3,000,000
		0.22%		03/11/14	4,000,000	4,000,000
		0.26%		04/25/14	5,000,000	5,000,000
		0.25%		05/13/14	2,000,000	2,000,000
		0.31%		06/02/14	5,000,000	5,000,000
		0.31%		06/03/14	1,000,000	1,000,000
		0.31%		06/12/14	2,000,000	2,000,000

Sumitomo Mitsui Trust Bank Ltd		0.21%		02/10/14	1,000,000	1,000,000
		0.22%		02/12/14	9,000,000	9,000,000
		0.21%		04/01/14	9,000,000	9,000,000

Toronto-Dominion Bank		0.17%		01/07/14	18,000,000	18,000,000
		0.21%		06/06/14	4,000,000	4,000,000

Union Bank, NA		0.21%		03/14/14	2,000,000	2,000,000
		0.21%		04/17/14	3,000,000	3,000,000

See financial notes 23

 Schwab Investor Money Fund

Portfolio Holdings continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Wells Fargo Bank, NA		0.22%		06/16/14	11,000,000	11,000,000

						363,500,000

Government Agency Debt 0.7%
Federal Home Loan Bank		0.07%		01/31/14	6,000,000	5,999,655
		0.07%		02/07/14	1,000,000	999,928

						6,999,583

Other Instrument 4.6%
Australia & New Zealand Banking Group Ltd		0.10%		01/03/14	7,000,000	7,000,000
		0.10%		01/06/14	12,000,000	12,000,000

Citibank, NA		0.11%		01/07/14	10,000,000	10,000,000

Skandinaviska Enskilda Banken AB		0.05%		01/03/14	1,000,000	1,000,000
		0.05%		01/07/14	2,000,000	2,000,000

Svenska Handelsbanken AB		0.05%		01/02/14	16,000,000	16,000,000

						48,000,000

Other Note 2.8%
Bank of America, NA		0.26%		01/14/14	6,000,000	6,000,000
		0.25%		02/13/14	7,000,000	7,000,000
		0.25%		02/18/14	10,000,000	10,000,000
		0.26%		06/17/14	6,000,000	6,000,000

						29,000,000

Total Fixed-Rate Obligations
(Cost $593,904,496)						593,904,496

Variable-Rate Obligations 17.0% of net assets

Financial Company Commercial Paper 2.0%
Commonwealth Bank of Australia	c	0.20%	01/24/14	02/24/14	12,000,000	12,000,000
	c	0.24%	01/03/14	11/26/14	9,000,000	9,000,000

						21,000,000

Other Commercial Paper 0.2%
Toyota Motor Credit Corp	a	0.20%	01/21/14	02/14/14	2,000,000	2,000,000

Certificate of Deposit 8.0%
Bank of Nova Scotia		0.24%	01/06/14	09/04/14	6,000,000	6,000,000
		0.24%	01/09/14	09/09/14	13,000,000	13,000,000
		0.24%	01/16/14	09/16/14	3,000,000	3,000,000

Citibank, NA		0.23%	01/17/14	06/17/14	4,000,000	4,000,000

National Australia Bank Ltd		0.19%	01/03/14	03/03/14	2,000,000	2,000,000

Rabobank Nederland		0.25%	01/06/14	03/04/14	9,000,000	9,000,000

Royal Bank of Canada		0.28%	01/24/14	06/24/14	19,000,000	19,000,000

Wells Fargo Bank, NA		0.21%	01/21/14	05/20/14	10,000,000	10,000,000
		0.24%	01/21/14	11/18/14	5,000,000	5,000,000

Westpac Banking Corp		0.28%	01/02/14	04/25/14	3,000,000	3,000,000

24 See financial notes

 Schwab Investor Money Fund

Portfolio Holdings continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
		0.25%	01/27/14	08/27/14	10,000,000	10,000,000

						84,000,000

Government Agency Debt 2.4%
Freddie Mac		0.24%	01/10/14	11/10/14	25,000,000	25,000,000

Other Note 3.6%
JPMorgan Chase Bank, NA		0.36%	01/21/14	12/22/14	38,000,000	38,000,000

Whistlejacket Capital, LLC	d,†	n/a	n/a	n/a	123,071	123,071

						38,123,071

Variable Rate Demand Note 0.8%
Blue Mountain Enterprises, LLC
Variable Rate Demand Bonds Series 2013	a	0.19%		01/07/14	2,000,000	2,000,000

Eagle Cnty, CO
Housing Facilities RB (BC Housing) Series 1997B	a	0.21%		01/07/14	1,500,000	1,500,000

Labcon North America
Taxable Bonds Series 2010	a	0.24%		01/07/14	1,850,000	1,850,000

Texas
Veterans Housing Assistance Taxable Refunding Bonds Series 1994A2		0.16%		01/07/14	1,000,000	1,000,000
Veterans Land Taxable Refunding Bonds Series 2006A		0.16%		01/07/14	1,770,000	1,770,000

						8,120,000

Total Variable-Rate Obligations
(Cost $178,243,071)						178,243,071

					Maturity
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Repurchase Agreements 25.8% of net assets

Government Agency Repurchase Agreements* 21.2%
BNP Paribas Securities Corp
Issued 12/31/13, repurchase date 01/02/14 (Collateralized by U.S. Government Agency Securities valued at $25,750,001, 4.00%, due 11/20/43)		0.02%		01/02/14	25,000,028	25,000,000

Credit Suisse Securities (USA), LLC
Issued 12/31/13, repurchase date 01/02/14 (Collateralized by U.S. Government Agency Securities valued at $51,755,179, 2.29% - 5.45%, due 09/15/37 - 09/15/54)		0.02%		01/02/14	50,736,434	50,736,378

Deutsche Bank Securities, Inc
Issued 12/31/13, repurchase date 01/02/14 (Collateralized by U.S. Treasury Securities valued at $81,600,006, 3.63%, due 08/15/19)		0.03%		01/02/14	80,000,133	80,000,000
Issued 11/07/13, repurchase date 02/10/14 (Collateralized by U.S. Government Agency Securities valued at $21,529,540, 1.75% - 5.00%, due 05/15/23 - 08/01/43)	d	0.10%		02/10/14	21,005,542	21,000,000

Goldman Sachs & Co
Issued 12/26/13, repurchase date 01/02/14 (Collateralized by U.S. Government Agency Securities valued at $5,100,001, 2.50%, due 10/01/27)		0.05%		01/02/14	5,000,049	5,000,000

See financial notes 25

 Schwab Investor Money Fund

Portfolio Holdings continued

					Maturity
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
Issued 12/27/13, repurchase date 01/03/14 (Collateralized by U.S. Government Agency Securities valued at $7,140,000, 4.00%, due 02/01/31)		0.05%		01/03/14	7,000,068	7,000,000

Mizuho Securities USA, Inc
Issued 12/31/13, repurchase date 01/02/14 (Collateralized by U.S. Treasury Securities valued at $5,100,047, 0.00% - 2.38%, due 10/31/14 - 11/13/14)		0.03%		01/02/14	5,000,008	5,000,000

Morgan Stanley & Co, LLC
Issued 12/27/13, repurchase date 01/03/14 (Collateralized by U.S. Government Agency Securities valued at $28,560,000, 3.50% - 4.00%, due 12/01/42 - 10/01/43)		0.04%		01/03/14	28,000,218	28,000,000

						221,736,378

Other Repurchase Agreements** 4.6%
BNP Paribas Prime Brokerage, Inc
Issued 12/19/13, repurchase date 02/18/14 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $1,050,720)	a	0.39%		01/07/14	1,000,206	1,000,000

BNP Paribas Securities Corp
Issued 12/06/13, repurchase date 02/04/14 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $7,353,593, 1.38%, due 02/05/16)		0.28%		01/07/14	7,001,742	7,000,000
Issued 12/16/13, repurchase date 02/14/14 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $1,054,120, 8.75%, due 06/15/30)		0.28%		01/07/14	1,000,171	1,000,000

Credit Suisse Securities (USA), LLC
Issued 10/16/13, repurchase date 01/29/14 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $10,342,241, 4.50% - 6.00%, due 03/20/25 - 01/01/44)	d	0.68%		01/29/14	9,017,850	9,000,000
Issued 12/04/13, repurchase date 04/02/14 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $5,750,087, 5.40% - 5.83%, due 07/10/46 - 12/11/49)	d	0.68%		04/02/14	5,011,239	5,000,000
Issued 12/04/13, repurchase date 04/04/14 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $1,151,893, 5.40%, due 12/11/49)	d	0.68%		04/04/14	1,002,286	1,000,000
Issued 12/09/13, repurchase date 04/11/14 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $3,450,739, 0.33% - 5.76%, due 04/18/17 - 11/03/51)	d	0.68%		04/11/14	3,006,970	3,000,000

Goldman Sachs & Co
Issued 12/05/13, repurchase date 03/20/14 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $6,300,022)	d	0.56%		03/20/14	6,009,800	6,000,000

JP Morgan Securities, LLC
Issued 12/09/13, repurchase date 06/09/14 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $4,601,828, 5.89% - 7.97%, due 08/15/29 - 08/12/49)	d	0.65%		03/31/14	4,008,089	4,000,000

26 See financial notes

 Schwab Investor Money Fund

Portfolio Holdings continued

					Maturity
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Merrill Lynch, Pierce, Fenner & Smith, Inc
Issued 11/21/13, repurchase date 02/19/14 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $12,650,000, 0.37% - 11.88%, due 05/15/15 - 06/25/58)	d	0.57%		02/04/14	11,013,063	11,000,000

						48,000,000

Total Repurchase Agreements
(Cost $269,736,378)						269,736,378

End of Investments.

At 12/31/13, the tax basis cost of the fund’s investments was $1,041,883,945.

a	Credit-enhanced or liquidity-enhanced.
b	Asset-backed security.
c	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $99,949,842 or 9.5% of net assets.
d	Illiquid security. At the period end, the value of these amounted to $60,123,071 or 5.7% of net assets, see financial note 8.
†	Whistlejacket notes are in receivership, and the fund elected to sell all of its Whistlejacket notes at auction (April 29, 2009). The remaining investment represents an interest in a small residual fund that is being held to cover any remaining expenses and liabilities associated with receivership.
*	Usually collateralized via U.S. Government Agency Securities or less frequently by U.S. Treasury Securities.
**	Usually collateralized via common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations or less frequently by U.S. Government Agency Securities and/ or U.S. Treasury Securities.

ABS —	Asset-backed securities
ETF —	Exchange traded fund
RB —	Revenue bond

At December 31, 2013, all of the fund’s investment securities were classified as Level 2. The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended December 31, 2013. The breakdown of the fund’s investments into major categories is disclosed on the portfolio holdings. (See financial note 2(a) for additional information)

See financial notes 27

 Schwab Investor Money Fund

Statement of
Assets and Liabilities
As of December 31, 2013

Assets

Investments, at cost and value		$772,147,567
Repurchase agreements, at cost and value	+	269,736,378

Total investments, at cost and value (Note 2a)		1,041,883,945
Cash		1
Receivables:
Fund shares sold		7,024,269
Interest		366,698
Prepaid expenses	+	10,302

Total assets		1,049,285,215

Liabilities

Payables:
Shareholder service fees		10,458
Fund shares redeemed		1,968,389
Distributions to shareholders		1,980
Accrued expenses	+	105,984

Total liabilities		2,086,811

Net Assets

Total assets		1,049,285,215
Total liabilities	−	2,086,811

Net assets		$1,047,198,404

Net Assets by Source
Capital received from investors		1,047,280,413
Net realized capital losses		(82,009)

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$1,047,198,404		1,047,195,380		$1.00

28 See financial notes

 Schwab Investor Money Fund

Statement of
Operations
For the period January 1, 2013 through December 31, 2013

Investment Income

Interest		$2,925,779

Expenses

Investment adviser and administrator fees		3,923,738
Shareholder service fees		2,831,045
Registration fees		124,807
Portfolio accounting fees		107,810
Shareholder reports		100,378
Custodian fees		53,906
Independent trustees’ fees		29,818
Professional fees		27,293
Transfer agent fees		20,492
Interest expense		175
Other expenses	+	27,528

Total expenses		7,246,990
Expense reduction by CSIM and its affiliates	−	4,434,452

Net expenses	−	2,812,538

Net investment income		113,241

Realized Gains (Losses)

Net realized gains on investments		18

Increase in net assets resulting from operations		$113,259

See financial notes 29

 Schwab Investor Money Fund

Statement of
Changes in Net Assets
For the current and prior report periods

Operations

1/1/13-12/31/13			1/1/12-12/31/12
Net investment income		$113,241	$124,545
Net realized gains	+	18	2,614

Increase in net assets from operations		113,259	127,159

Distributions to Shareholders

Distributions from net investment income		(113,241)	(124,545)

Transactions in Fund Shares*

Shares sold		672,022,999	623,033,042
Shares reinvested		95,895	102,139
Shares redeemed	+	(829,814,788)	(750,926,597)

Net transactions in fund shares		(157,695,894)	(127,791,416)

Net Assets

Beginning of period		1,204,894,280	1,332,683,082
Total decrease	+	(157,695,876)	(127,788,802)

End of period		$1,047,198,404	$1,204,894,280

*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.

30 See financial notes

 Schwab Retirement Advantage Money Fund and Schwab Investor Money Fund

Financial Notes

1. Business Structure of the Funds:

Each of the funds in this report is a series of The Charles Schwab Family of Funds (the “trust”), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The list below shows all the funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:

The Charles Schwab Family of Funds (organized October 20, 1989)	Schwab Investor Money Fund
Schwab Money Market Fund	Schwab Municipal Money Fund
Schwab Government Money Fund	Schwab AMT Tax-Free Money Fund
Schwab U.S. Treasury Money Fund	Schwab California Municipal Money Fund
Schwab Treasury Obligations Money Fund	Schwab California AMT Tax-Free Money Fund
Schwab Value Advantage Money Fund	Schwab New York AMT Tax-Free Money Fund
Schwab Advisor Cash Reserves	Schwab New Jersey AMT Tax-Free Money Fund
Schwab Cash Reserves	Schwab Pennsylvania Municipal Money Fund
Schwab Retirement Advantage Money Fund	Schwab Massachusetts AMT Tax-Free Money Fund

Schwab Retirement Advantage Money Fund and Schwab Investor Money Fund each offer one share class. Shares are bought and sold at closing net asset value per share (“NAV”), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the funds’ Board of Trustees (the “Board”) may authorize the issuance of as many shares as necessary.

Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

(a) Security Valuation:

Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities in the funds are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

 31

 Schwab Retirement Advantage Money Fund and Schwab Investor Money Fund

Financial Notes (continued)

2. Significant Accounting Policies (continued):

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information. Securities held by money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.

•	Level 3 — significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The levels associated with valuing the funds’ investments as of December 31, 2013 are disclosed in the Portfolio Holdings.

(b) Accounting Policies for certain Portfolio Investments (if held):

Repurchase Agreements: In a repurchase agreement, a fund buys a security from another party (the “counter-party”), usually a financial institution, with the agreement that it be sold back in the future. Repurchase agreements subject a fund to counter-party risk, meaning that the fund could lose money if the other party fails to perform under the terms of the agreement. The funds mitigate this risk by ensuring that the funds’ repurchase agreements are collateralized by cash, U.S. government securities, fixed income securities, equity securities or other types of securities. These risks are magnified to the extent that a repurchase agreement is secured by collateral other than cash and government securities, such as debt securities, equity securities and high yield securities that are rated below investment grade. All collateral is held by the funds’ custodian (or, with multi-party agreements, the agent’s bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement. In the event of a default by the counter-party, realization of the collateral proceeds could be delayed or limited and the value of the collateral may decline. Investments in repurchase agreements are also based on a review of the credit quality of the repurchase agreement counter-party.

As of December 31, 2013, the following funds had investments in repurchase agreements with a gross value as disclosed in the Portfolio Holdings and the Statement of Assets and Liabilities:

Schwab Retirement Advantage Money Fund	$218,885,564
Schwab Investor Money Fund	269,736,378

The value of the related collateral disclosed in the Portfolio Holdings exceeded the value of the repurchase agreements at period end.

32

 Schwab Retirement Advantage Money Fund and Schwab Investor Money Fund

Financial Notes (continued)

2. Significant Accounting Policies (continued):

Delayed-Delivery Transactions: The funds may buy securities at a predetermined price or yield, with payment and delivery taking place after the customary settlement period for that type of security. The funds will assume the rights and risks of ownership at the time of purchase, including the risk of price and yield fluctuations. Typically, no interest will accrue to a fund until the security is delivered. The funds will earmark or segregate appropriate liquid assets to cover their delayed-delivery purchase obligations.

(c) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.

(d) Investment Income:

Interest income is recorded as it accrues. If a fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes premiums and accretes discounts from the current date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security is callable (meaning that the issuer has the option to pay it off before its maturity date), then the fund amortizes the premium to the security’s call date and price, rather than the maturity date and price.

(e) Expenses:

Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

(f) Distributions to Shareholders:

The funds declare distributions from net investment income, if any, every day they are open for business. These distributions, which are substantially equal to the funds’ net investment income for that day, are paid out to shareholders once a month. The funds make distributions from net realized capital gains, if any, once a year.

(g) Custody Credit:

The funds have an arrangement with their custodian bank, State Street Bank and Trust Company (“State Street”), under which the funds may receive a credit for their uninvested cash balance to offset their custody fees and accounting fees. The credit amounts, if any, are disclosed in the Statement of Operations as a reduction to the funds’ operating expenses.

(h) Accounting Estimates:

The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.

(i) Federal Income Taxes:

The funds intend to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the funds distribute substantially all of their net investment income and realized net capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

(j) Indemnification:

Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.

 33

 Schwab Retirement Advantage Money Fund and Schwab Investor Money Fund

Financial Notes (continued)

3. Risk Factors:

Investment Risk. An investment in a fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the funds seek to preserve the value of a shareholder’s investment at $1 per share, it is possible to lose money by investing in the funds.

Interest Rate Risk. Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, a fund’s yield will change over time. During periods when interest rates are low, a fund’s yield (and total return) also will be low. A change in a central bank’s monetary policy or improving economic conditions may result in an increase in interest rates. Rising interest rates may decrease liquidity in the money market securities markets, making it more difficult for a fund to sell its money market investments at a time when the investment adviser might wish to sell such investments. Decreased market liquidity also may make it more difficult to value some or all of a fund’s money market securities holdings. In addition, to the extent a fund makes any reimbursement payments to the investment adviser and/or its affiliates, the fund’s yield would be lower.

Repurchase Agreements Risk. When the fund enters into a repurchase agreement, the fund is exposed to the risk that the counter-party will not fulfill its contractual obligation. In a repurchase agreement, there exists the risk that, when the fund buys a security from a counter-party that agrees to repurchase the security at an agreed upon price (usually higher) and time, the counter-party will not repurchase the security. These risks are magnified to the extent that a repurchase agreement is secured by collateral other than cash and government securities, such as debt securities, equity securities and high yield securities that are rated below investment grade (“Alternative Collateral”). High yield securities that are used as Alternative Collateral are subject to greater levels of credit and liquidity risk, and are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments. Alternative Collateral may be subject to greater price volatility and may be more volatile or less liquid than other types of collateral, increasing the risk that the fund will be unable to recover fully in the event of a counter-party’s default.

Credit Risk. A fund is subject to the risk that a decline in the credit quality of a portfolio investment could cause the fund to lose money or underperform. A fund could lose money if the issuer of a portfolio investment fails to make timely principal or interest payments or if a guarantor, liquidity provider or counter-party of a portfolio investment fails to honor its obligations. Even though a fund’s investments in repurchase agreements are collateralized at all times, there is some risk to the fund if the other party should default on its obligations and the fund is delayed or prevented from recovering or disposing of the collateral. Negative perceptions of the ability of an issuer, guarantor, liquidity provider or counter-party to make payments or otherwise honor its obligations, as applicable, could also cause the price of that investment to decline. The credit quality of a fund’s portfolio holdings can change rapidly in certain market environments and any downgrade or default on the part of a single portfolio investment could cause the fund’s share price or yield to fall.

Many of the U.S. government securities that the funds invest in are not backed by the full faith and credit of the United States government, which means they are neither issued nor guaranteed by the U.S. Treasury. Although maintained in conservatorship by the Federal Housing Finance Agency since September 2008, Fannie Mae (FNMA) and Freddie Mac (FHLMC) maintain only limited lines of credit with the U.S. Treasury. The Federal Home Loan Banks (FHLB) also only maintain limited access to credit lines from the U.S. Treasury. Other securities, such as obligations issued by the Federal Farm Credit Banks Funding Corporation (FFCB), are supported solely by the credit of the issuer. There can be no assurance that the U.S. government will provide financial support to securities of its agencies and instrumentalities if it is not obligated to do so under law. Also, any government guarantees on securities a fund owns do not extend to the shares of the fund itself.

Foreign Investment Risk. The funds’ investments in securities of foreign issuers or securities with credit or liquidity enhancements provided by foreign entities may involve certain risks that are greater than those associated with investments in securities of U.S. issuers or securities with credit or liquidity enhancements provided by U.S. entities. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. In addition, sovereign risk, or the risk that a government may become unwilling or unable to meet its loan obligations or guarantees, could increase the credit risk of financial institutions connected to that particular country.

Management Risk. Any actively managed mutual fund is subject to the risk that its investment adviser will make poor security selections. A fund’s investment adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results. The investment adviser’s maturity decisions will also affect a fund’s yield, and in unusual circumstances potentially could affect its share price. To the extent that

34

 Schwab Retirement Advantage Money Fund and Schwab Investor Money Fund

Financial Notes (continued)

3. Risk Factors (continued):

the investment adviser anticipates interest rate trends imprecisely, a fund’s yield at times could lag those of other money market funds.

Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. The market for certain investments may become illiquid due to specific adverse changes in the conditions of a particular issuer or under adverse market or economic conditions independent of the issuer. A fund’s investments in illiquid securities may reduce the returns of the fund because it may be unable to sell the illiquid securities at an advantageous time or price. Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.

Redemption Risk. A fund may experience periods of heavy redemptions that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. Redemptions by a few large investors in a fund may have a significant adverse effect on the fund’s ability to maintain a stable $1.00 share price. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the funds, could face a market-wide risk of increased redemption pressures, potentially jeopardizing the stability of their $1.00 share prices.

Regulatory Risk. The Securities and Exchange Commission (SEC) and other regulators may adopt additional money market fund regulations in the future, which may impact the operation and performance of a fund.

Money Market Risk. The funds are not designed to offer capital appreciation. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.

Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.

4. Affiliates and Affiliated Transactions:

Charles Schwab Investment Management, Inc. (“CSIM” or the “investment adviser”), a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (“Advisory Agreement”) between CSIM and the trust.

For its advisory and administrative services to the funds, CSIM is entitled to receive an annual fee, payable monthly, based on a percentage of each fund’s average daily net assets as follows:

Average Daily Net Assets

First $1 billion	0.35%
More than $1 billion but not exceeding $10 billion	0.32%
More than $10 billion but not exceeding $20 billion	0.30%
More than $20 billion but not exceeding $40 billion	0.27%
Over $40 billion	0.25%

The Board has adopted a Shareholder Servicing and Sweep Administration Plan (the “Plan”) on behalf of the funds. The Plan enables each fund to bear expenses relating to the provision by service providers, including Charles Schwab & Co., Inc. (a broker-dealer affiliate of CSIM, “Schwab”), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the funds. Schwab serves as the funds’ paying agent under the Plan for making payments of the shareholder service fee due to the service providers (other than Schwab). All shareholder service fees paid by the funds to Schwab in its capacity as the funds’ paying agent will be passed through to the service providers, and Schwab will not retain any portion of such fees.

Pursuant to the Plan, each fund’s shares are subject to an annual shareholder servicing fee up to the amount set forth in the table below. The shareholder servicing fee paid to a particular service provider is made pursuant to its written agreement with Schwab (or, in the case of payments made to Schwab, pursuant to Schwab’s written agreement with the funds), and the funds will pay no more than the amounts listed in the table below of the average annual daily net asset value of the fund shares owned by shareholders holding shares through such service providers. Payments under the Plan are made as described above regardless

 35

 Schwab Retirement Advantage Money Fund and Schwab Investor Money Fund

Financial Notes (continued)

4. Affiliates and Affiliated Transactions (continued):

of Schwab’s or the service provider’s actual cost of providing the services. If the cost of providing the services under the Plan is less than the payments received, the unexpended portion of the fees may be retained as profit by Schwab or the service provider.

Shareholder Service Fees

Schwab Retirement Advantage Money Fund	0.22%
Schwab Investor Money Fund	0.25%

Contractual Expense Limitations

CSIM and its affiliates have made an additional agreement with the Schwab Retirement Advantage Money Fund, which may only be amended or terminated with the approval of the Board, to limit the total annual fund operating expenses charged, excluding interest, taxes, and certain non-routine expenses (“expense limitation”) to 0.49% through April 29, 2015.

In addition, effective January 1, 2013 through December 31, 2013, CSIM and its affiliates agreed to waive an additional amount of the Schwab Retirement Advantage Money Fund and Schwab Investor Money Fund expenses equal to 0.035% of the funds’ average daily net assets.

During the period ended December 31, 2013, the Schwab Retirement Advantage Money Fund waived $2,825,488 in expenses of which $1,181,802 was waived in accordance with the contractual expense limitations noted above and the remainder to maintain a positive net yield as noted below. The Schwab Investor Money Fund waived $4,434,452 in expenses of which $416,906 was waived in accordance with the contractual expense limitations noted above and the remainder to maintain a positive net yield as noted below.

Voluntary Yield Waiver/Reimbursement

In addition to the contractual expense limitation agreements noted above, CSIM and its affiliates also may waive and/or reimburse expenses to the extent necessary to maintain a positive net yield for each fund. CSIM and its affiliates may recapture from a fund any of these expenses or fees they have waived and/or reimbursed until the third anniversary of the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. The reimbursement payments by a fund to CSIM and its affiliates are considered “non-routine expenses” and are not subject to any net operating expense limitations in effect at the time of such payment. This recapture could negatively affect the funds’ future yield. There were no prior year amounts recaptured. As of December 31, 2013, the balance of recoupable expenses is as follows:

	Expiration Date
	December 31, 2014	December 31, 2015	December 31, 2016	Total

Schwab Retirement Advantage Money Fund	$1,817,734	$1,484,338	$1,643,686	$4,945,758
Schwab Investor Money Fund	$4,664,552	$3,983,641	$4,017,546	12,665,739

As of December 31, 2013, recoupable expenses expired as follows:

Schwab Retirement Advantage Money Fund	$1,024,503
Schwab Investor Money Fund	$3,969,429

Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate to be charged on a loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review by the Board. The funds had no interfund borrowing or lending activity during the period.

5. Board of Trustees:

The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted in each fund’s Statement of Operations. For information regarding the trustees please refer to Trustees and Officers table at the end of this report.

36

 Schwab Retirement Advantage Money Fund and Schwab Investor Money Fund

Financial Notes (continued)

6. Borrowing from Banks:

The funds have access to custodian overdraft facilities, a committed line of credit of $150 million with State Street, an uncommitted line of credit of $100 million with Bank of America, N.A. and an uncommitted line of credit of $50 million with Brown Brothers Harriman & Co. The funds pay interest on the amounts they borrow at rates that are negotiated periodically. The funds also pay an annual fee to State Street for the committed line of credit.

There were no borrowings from the lines of credit by the funds during the period. However, the funds may have utilized their overdraft facility and incurred interest expense, which is disclosed in the Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

7. Federal Income Taxes:

As of December 31, 2013, the components of distributable earnings on a tax-basis were as follows:

	Schwab	Schwab
	Retirement Advantage	Investor
	Money Fund	Money Fund

Undistributed ordinary income	$17,514	$—

Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2013, the funds had capital loss carryforwards available to offset future net capital gains before the expiration dates as follows:

	Schwab	Schwab
	Retirement Advantage	Investor
Expiration Date	Money Fund	Money Fund

December 31, 2017	$—	$82,009

For tax purposes, realized net capital losses and late-year ordinary losses incurred after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the year ended December 31, 2013, the funds had no capital losses deferred and had capital losses utilized as follows:

	Schwab	Schwab
	Retirement Advantage	Investor
	Money Fund	Money Fund

Capital losses utilized	$—	$18

The tax-basis components of distributions paid during the current and prior fiscal years were as follows:

	Schwab	Schwab
	Retirement Advantage	Investor
	Money Fund	Money Fund

Current period distributions
Ordinary income	$77,909	$113,241

Prior period distributions
Ordinary income	$80,652	$124,545

Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as short-term capital gains. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes. The funds may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.

 37

 Schwab Retirement Advantage Money Fund and Schwab Investor Money Fund

Financial Notes (continued)

7. Federal Income Taxes (continued):

Permanent book and tax basis differences may result in reclassifications between components of net assets as required. The adjustments will have no impact on net assets or the results of operations. As of December 31, 2013, the funds made the following reclassifications:

	Schwab	Schwab
	Retirement Advantage	Investor
	Money Fund	Money Fund

Capital shares	$6,787	$—
Undistributed net investment income	(6,568)	—
Net realized capital gains and losses	(219)	—

As of December 31, 2013, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended December 31, 2013, the funds did not incur any interest or penalties.

8. Other:

Subsequent to the period end, management determined that repurchase agreements held by the funds with one counterparty did not contain provisions whereby they could be sold or disposed of in the ordinary course of business within seven calendar days. Consequently, these repurchase agreements were reclassified as presumptively illiquid, causing Schwab Retirement Advantage Money Fund’s and Schwab Investor Money Fund’s holdings of illiquid securities to exceed 5% of total assets at December 31, 2013 as noted in the Portfolio Holdings section. Upon reclassification, all funds temporarily ceased purchasing illiquid securities, and promptly thereafter, management reduced the illiquid securities held by Schwab Retirement Advantage Money Fund and Schwab Investor Money Fund to less than 5% of total assets. Due to the reclassification, all funds may have exceeded 5% of total assets in illiquid securities from time to time since May 28, 2010 (the effective date of the 5% illiquidity threshold under Rule 2a-7). Had these repurchase agreements been presented as illiquid in the prior year, the holdings of illiquid securities in the financial statements at December 31, 2012 would have changed from 0.4% to 3.2% of net assets for Schwab Retirement Advantage Money Fund and 0.3% to 3.6% of net assets for Schwab Investor Money Fund. The correction to reflect these securities as illiquid did not result in any financial impact to fund shareholders.

9. Subsequent Events:

Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.

38

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of:
Schwab Retirement Advantage Money Fund
Schwab Investor Money Fund

In our opinion, the accompanying statements of assets and liabilities, including the portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Schwab Retirement Advantage Money Fund and Schwab Investor Money Fund (two of the portfolios constituting The Charles Schwab Family of Funds, hereafter referred to as the “Funds”) at December 31, 2013, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2013 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
San Francisco, California
February 24, 2014

 39

Trustees and Officers

The tables below give information about the trustees and officers of The Charles Schwab Family of Funds, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust. The Fund Complex includes 99 funds.

The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the funds’ Statement of Additional Information, which is available free by calling 1-800-435-4000.

 Independent Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Mariann Byerwalter 1960 Trustee (Trustee of The Charles Schwab Family of Funds since 2000.)	Chairman of JDN Corporate Advisory LLC (advisory services firm) (Oct. 2001 – present).	76	Director, WageWorks, Inc. (2010 – present) Director, Redwood Trust, Inc. (1998 – present) Director, PMI Group Inc. (2001 – 2009)

John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds since 2008.)	Senior Fellow, The Hoover Institution at Stanford University (Oct. 1979 – present); Senior Fellow, Stanford Institute for Economic Policy Research; Professor of Public Policy, Stanford University (Sept. 2000 – present).	76	Director, Gilead Sciences, Inc. (2005 – present) Director, Monaco Coach Corporation (2005 – 2009)

David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds since 2011.)	Private Investor.	76	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present)

Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds since 2011.)	Retired. Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services for consumers and small businesses) (Dec. 2008 – Aug. 2013).	76	Director, KLA-Tencor Corporation (2008 – present)

Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds since 2000.)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (1990 – present).	76	Director, Eaton (2012 – present)
Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – 2013)
Director, Oneok, Inc. (2009 – 2013)
			Lead Independent Director, Board of Cooper Industries (2002 – 2012)

Joseph H. Wender 1944 Trustee (Trustee of The Charles Schwab Family of Funds since 2008.)	Senior Consultant, Goldman Sachs & Co., Inc. (investment banking and securities firm) (Jan. 2008 – present); Partner, Colgin Partners, LLC (vineyards) (February 1998 – present).	76	Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals (1994 – present)

40

 Interested Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served)	During the Past Five Years	the Trustee	Other Directorships

Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of The Charles Schwab Family of Funds since 1989.)	Chairman and Director, The Charles Schwab Corporation, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc., Charles Schwab Bank, N. A.; Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I, Schwab International Holdings, Inc.; Chief Executive Officer, Schwab Holdings, Inc.; Through June 2007, Director, U.S. Trust Company, N. A., U.S. Trust Corporation, United States Trust Company of New York. Until October 2008, Chief Executive Officer, The Charles Schwab Corporation, Charles Schwab & Co., Inc.	76	None

Walter W. Bettinger II2 1960 Trustee (Trustee of The Charles Schwab Family of Funds since 2008.)	As of October 2008, President and Chief Executive Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation. Since October 2008, Director, The Charles Schwab Corporation. Since May 2008, Director, Charles Schwab & Co., Inc. and Schwab Holdings, Inc. Since 2006, Director, Charles Schwab Bank. Until October 2008, President and Chief Operating Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation. From 2004 through 2007, Executive Vice President and President, Schwab Investor Services. From 2004 through 2005, Executive Vice President and Chief Operating Officer, Individual Investor Enterprise, and from 2002 through 2004, Executive Vice President, Corporate Services.	99	None

 Officers of the Trust

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Marie Chandoha 1961 President and Chief Executive Officer (Officer of The Charles Schwab Family of Funds since 2010.)	Executive Vice President, Charles Schwab & Co., Inc. (Sept. 2010 – present); Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (March 2007 – August 2010).

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of The Charles Schwab Family of Funds since 2004.)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present), Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Treasurer and Chief Financial Officer, Laudus Funds (2006 – present); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – present) and Schwab ETFs (Oct. 2009 – present); Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) Limited (April 2005 – present).

Omar Aguilar 1970 Senior Vice President and Chief Investment Officer – Equities (Officer of The Charles Schwab Family of Funds since 2011.)	Senior Vice President and Chief Investment Officer — Equities, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Equities, Schwab Funds and Laudus Funds (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (May 2009 – April 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).

 41

 Officers of the Trust (continued)

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Brett Wander 1961 Senior Vice President and Chief Investment Officer – Fixed Income (Officer of The Charles Schwab Family of Funds since 2011.)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds and Laudus Funds (June 2011 – present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies, Loomis, Sayles & Company (April 2006 – Jan. 2008).

David Lekich 1964 Chief Legal Officer and Secretary (Officer of The Charles Schwab Family of Funds since 2011.)	Senior Vice President (Sept. 2011 – present), Vice President (March 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present), Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (April 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk, Laudus Funds (April 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.

Catherine MacGregor 1964 Vice President and Assistant Secretary (Officer of The Charles Schwab Family of Funds since 2005.)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (March 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009 – present).

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds retirement policy requires that independent trustees retire at age 72 or after twenty years as a trustee, whichever comes first. In addition, the retirement policy requires any independent trustee of Schwab Funds who also serves as an independent trustee of the Laudus Funds to retire from the Boards of the Schwab Funds upon their required retirement date from either the Boards of Trustees of the Schwab Funds or the Laudus Funds, whichever comes first.
[2]	Mr. Schwab and Mr. Bettinger are Interested Trustees because they own stock of The Charles Schwab Corporation, the parent company of the investment adviser.
[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

42

Glossary

144A securities These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.

agency discount notes Notes issued by federal agencies—known as Government Sponsored Enterprises, or GSEs—at a discount to their value at maturity. An agency discount note is a short-term investment alternative offering a high degree of credit quality.

asset-backed commercial paper A short-term investment that is typically issued by a bank or other financial institution. The notes represent an interest in financial assets such as trade receivables, credit card receivables, auto receivables, etc. and are generally used for the short-term financing needs of companies.

capital gain, capital loss The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the capital gain or loss is considered unrealized appreciation or depreciation.

collateralized mortgage obligation (CMO) A type of security that is collateralized by pools of mortgages backed by government agencies or private issuers (non-agency). The streams of principal and interest payments on the mortgages are distributed to the different classes of CMO interests, known as tranches. Each tranche may have different principal balances, coupon rates, prepayment risks, and maturity dates.

commercial paper Promissory notes issued by banks, corporations and other entities to finance short-term credit needs. These securities generally are structured on a discounted basis but sometimes may be interest-bearing notes. Commercial paper, which may be unsecured, is subject to credit risk.

corporate note An unsecured debt security issued by a corporation that is subject to the credit risk of the issuer.

credit-enhanced securities Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security’s value, are designed to help lower the risk of default on a security and may also make the security more liquid.

credit quality The capacity of an issuer to make its interest and principal payments. Federal regulations strictly regulate the credit quality of the securities a money market fund can buy.

credit ratings Debt issuers, including corporations, states and municipalities, may arrange with a recognized independent rating organization, such as Standard & Poor’s, Fitch, Inc., Moody’s Investor Service, and DBRS, to rate their creditworthiness and/or the creditworthiness of their debt issues. For example, an issuer may obtain a long-term rating within the investment grade rating category, which is, from high to low, AAA, AA, A and BBB for Standard & Poor’s, Fitch, and DBRS; and Aaa, Aa, A and Baa for Moody’s.

credit risk The risk that a debt issuer may be unable to pay interest or repay principal to its debt holders.

dollar-weighted average maturity See weighted average maturity.

effective yield A measurement of a fund’s yield that assumes that all interest income is reinvested in additional shares of the fund.

exchange-traded fund (ETF) An investment fund that tracks an index, a commodity or a basket of assets, and trades on an exchange.

expense ratio The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets for the year.

face value The value of a bond, note, mortgage or other security as given on the certificate or instrument. Face value is also referred to as par value or nominal value.

illiquid securities Securities are generally considered illiquid if they cannot be disposed of promptly (typically within seven days) and in the ordinary course of business at approximately the amount at which a fund has valued the instruments.

interest Payments to holders of debt securities as compensation for loaning a security’s principal to the issuer.

liquidity-enhanced security The security’s structure includes a liquidity arrangement that requires an entity other than the issuer (such as a large financial institution) to provide funds to pay a tender under most circumstances. Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities for repayment within a specified time period (usually one day or one week) at any time prior to their final maturity.

maturity The date a debt security is scheduled to be “retired” and its principal amount repaid. The Maturity of an investment will generally reflect the security’s final maturity date unless the security’s structure includes a maturity-shortening provision such as an interest rate reset, demand feature or put feature (the “Effective Maturity Date”). For those securities with a maturity-shortening provision, including variable-rate demand securities, the Maturity is determined by using the Effective Maturity Date, as permitted by Rule 2a-7.

municipal securities Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.

net asset value per share (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding. Money funds seek to maintain a steady NAV of $1.00.

outstanding shares, shares outstanding When speaking of a company or mutual fund, indicates all shares currently held by investors.

repurchase agreement (also known as a “repo”) The sale of a security combined with a simultaneous agreement to repurchase it at a predetermined date and price.

restricted securities Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.

Tier 1, Tier 2 Tier 1 is the highest category of credit quality, Tier 2 the second highest. A security’s tier can be established either by an independent rating organization or by a determination of the investment adviser. Money market fund shares and U.S. government securities are automatically considered Tier 1 securities.

 43

total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

variable rate demand obligations (VRDOs) Securities that have long maturities but which, because of their structure, require them to repay principal plus accrued interest within a specified timeframe (usually one or seven days) upon the demand of the bond holder. Depending on their structure, the repayment may be made by the bond issuer or by a financial institution, such as a highly rated bank.

weighted average life (WAL) For money market mutual funds as per rule 2a-7, the weighted average life calculation takes into account either the final maturity date for each security held in the portfolio or, when relevant, the date of the next demand feature (when the fund is scheduled to receive payment of principal and interest after a demand). Money funds are required to maintain a weighted average life of no more than 120 days. Weighted average life for all Schwab money market funds is available in each fund’s monthly schedule of portfolio holdings at www.schwabfunds.com/prospectus and also available in each fund’s Form N-MFP on the SEC’s website at www.sec.gov 60 days after the end of the month to which the information pertains.

weighted average maturity (WAM) For money market mutual funds as per rule 2a-7, the maturity date or Effective Maturity Date (see definition of maturity) of all the debt securities in its portfolio, or the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand, calculated as a weighted average. As a rule, the longer a fund’s weighted average maturity, the greater its interest rate risk. Money funds are required to maintain a weighted average maturity of no more than 60 days.

yield The income paid out by an investment, expressed as a percentage of the investments market value.

44

PRIVACY NOTICE
 THIS IS NOT PART OF THE SHAREHOLDER REPORT

A Commitment to Your Privacy

Your Privacy Is Not for Sale

We do not and will not sell your personal information to anyone, for any reason.

We are committed to protecting the privacy of information we maintain about you. Below are details about our commitment, including the types of information we collect and how we use and share that information. This Privacy Notice applies to you only if you are an individual who invests directly in the funds by placing orders through the funds’ transfer agent. If you place orders through your brokerage account at Charles Schwab & Co., Inc. or an account with another broker-dealer, investment advisor, 401(k) plan, employee benefit plan, administrator, bank or other financial intermediary, you are covered by the privacy policies of that financial institution and should consult those policies.

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We collect personal information about you in a number of ways.

•	APPLICATION AND REGISTRATION INFORMATION.

We collect personal information from you when you open an account or utilize one of our services. We may also collect information about you from third parties such as consumer reporting agencies to verify your identity. The information we collect may include personal information, including your Social Security number, as well as details about your interests, investments and investment experience.

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Once your account has been opened, we collect and maintain personal information about your account activity, including your transactions, balances, positions and history. This information allows us to administer your account and provide the services you have requested.

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Safeguarding Your Information — Security Is a Partnership

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We restrict access to personal information by our employees and agents. Our employees are trained about privacy and are required to safeguard personal information.

We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

Contact Us

To provide us with updated information, report suspected fraud or identity theft, or for any other questions, please call the number below.

Schwab Funds® direct investors:  1-800-407-0256

© 2013 Schwab Funds. All rights reserved.

Notes

Notes

Notes

Schwab Funds® offers you an extensive family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available Schwab Funds.

Whether you are an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund’s investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

Proxy Voting Policies, Procedures and Results

A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Fund’s website at www.schwabfunds.com/prospectus, the SEC’s website at http://www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabfunds.com/prospectus or the SEC’s website at http://www.sec.gov.

The Schwab Funds Family®

Stock Funds
Schwab Core Equity Fundtm
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Asset Allocation Funds
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Schwab Money Funds
Schwab offers an array of money market funds.1 Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.

[1]	Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105

Funds
Schwab Funds®
P.O. Box 3812, Englewood, CO 80155–3812

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
© 2014 Charles Schwab & Co., Inc. All rights reserved.
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Annual report dated December 31, 2013, enclosed.

Schwab Advisor Cash Reserves ®

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Annual Report
December 31, 2013

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In This Report

Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor: Charles Schwab & Co., Inc. (Schwab).

From the President

Marie Chandoha is President and CEO of Charles Schwab Investment Management, Inc. and the fund covered in this report.

For the 12 months ended December 31, 2013, yields on money market securities remained historically low.

Dear Shareholder,

As President and CEO of Charles Schwab Investment Management, Inc., I’d like to thank you for trusting us to help you meet your investment goals, and for reading this annual report concerning Schwab Advisor Cash Reserves. This fund is part of our core solutions for investing in money market securities, and is designed to offer stability of capital, liquidity, and income.

For the 12 months ended December 31, 2013, yields on money market securities remained historically low. The backdrop for these yields included policies by the Federal Reserve to stimulate the U.S. economy by attempting to hold down interest rates. With modest improvements in the economy, the Fed announced plans to begin “tapering” some of its stimulative policies in 2014. Likewise, the euro zone’s sovereign debt crisis seemed to become less of a concern amid efforts by the European Central Bank to support economic growth in the region, combined with progress on unifying the region’s banking system.

In related industry matters, the SEC proposed various ideas on reforming money funds in June 2013 that could impact the way in which these funds operate, and the SEC is currently reviewing feedback from the industry. However, the nature and implementation time line of any new rules remain relatively unknown and are subject to a lengthy rule-making and implementation process.

For more information about Schwab Advisor Cash Reserves, please continue reading this report. In addition, you can find answers to frequently asked questions and further details about this fund by visiting www.schwabfunds.com, or by contacting us at 1-800-435-4000.

Sincerely,

2 Schwab Advisor Cash Reserves

Fund Management

Linda Klingman, Managing Director and Head of Taxable Money Market Strategies, leads the portfolio management team of Schwab’s prime and government taxable money funds. Ms. Klingman also has overall responsibility for all aspects of the management of the fund. Prior to joining CSIM in 1990, Ms. Klingman worked for AIM Management, Inc. for five years, most recently as a senior money market trader. She has managed money market funds since 1988.

Mike Neitzke, Managing Director and Senior Portfolio Manager, is responsible for the day-to-day co-management of the fund. Prior to joining CSIM in 2001, Mr. Neitzke spent 10 years as a principal at Wells Capital Management, where he managed taxable money market funds, including SEC-registered and ERISA-qualified funds. Prior to that, he was a portfolio manager with Union Capital Advisors in Los Angeles. He has worked in the financial industry as a portfolio manager since 1986.

Michael Lin, Portfolio Manager, is responsible for the day-to-day co-management of the fund. Mr. Lin has been a portfolio manager with CSIM since 2006, and also worked in CSIM’s Fund Administration group for nearly four years, where he focused on security pricing and valuation of Schwab Funds. Prior to joining CSIM, he spent three years at American Century Investments, most recently as a senior trader of the taxable money market funds.

Jonathan Roman, Portfolio Manager, is responsible for the day-to-day co-management of the fund. Mr. Roman has been a portfolio manager with CSIM since 2010, and has held a number of positions at the firm since beginning his tenure in 2005. In 2009, he joined the Portfolio Management group as a Trader, and prior to that he worked in the Portfolio Operations and Analytics group providing trading support to the taxable money market desk.

Schwab Advisor Cash Reserves 3

Schwab Advisor Cash Reserves

Schwab Advisor Cash Reserves (the fund) seeks the highest current income consistent with stability of capital and liquidity. To pursue its goal, the fund invests in high-quality, short-term money market instruments issued by U.S. and foreign issuers. Examples of these securities include commercial paper, certificates of deposit, repurchase agreements, variable-rate debt securities, and obligations issued by the U.S. government or its agencies and instrumentalities. For more information concerning the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.

Since December 2008, when the Federal Reserve (the Fed) first cut short-term interest rates to present-day levels, yields on money market securities have remained historically low—a trend that continued throughout the period. As a result, and to help the fund maintain a positive net yield, the fund’s investment adviser and its affiliates voluntarily waived certain fees or expenses during the reporting period.* For more information about the fund’s yield and other important characteristics, please review the charts and footnotes that follow this discussion.

Market Highlights. The euro zone’s sovereign debt crisis appeared to stabilize during 2013, while in the U.S., the Fed kept short-term interest rates near zero percent and tried to hold down long-term interest rates. The Fed’s efforts to stimulate economic growth seemed to help, with the housing market and labor market in particular showing signs of improvement. As a result, the Fed announced plans to begin winding down some of its stimulative policies in 2014.

In preparation for this policy shift, the Fed began daily test operations of its Reverse Repurchase Facility in September. The facility will sell securities to eligible buyers. The operation has the potential to help establish a floor for short-term interest rates and is expected to serve as another tool to assist the Fed in managing its monetary policies.

Meanwhile, regulatory requirements have increased the costs of selling short-term securities for many issuers. These costs, and persistently low rates, have encouraged the issuance of longer-term securities instead. Amid this environment, the supply of money market securities in which the portfolio typically invests generally declined.

In addition, unexpectedly strong cash inflows from taxes decreased the government’s need to issue U.S. Treasury bills during the second quarter, while late in the year, buyers who traditionally purchase longer-term securities showed strong demand for shorter-term securities in anticipation of the Fed’s policy shift. These combined factors led to historically low yields for many types of taxable money market securities.

Positioning and Strategies. The fund’s investment adviser focused on stability of capital and ensured liquidity as the market backdrop evolved. In light of the generally stable conditions in the euro zone and support from the European Central Bank for the euro zone’s banking system, the fund continued to selectively invest in securities from countries such as France and Germany. The investment adviser also added securities from countries such as Australia, Canada, Japan, and Sweden that passed a rigorous screening process and seemed to offer attractive yields. In addition, the fund shifted between repurchase agreements (repos) collateralized by government agency securities and repos collateralized by Treasuries amid seasonal supply and demand constraints, while a dwindling supply of asset-backed commercial paper led the fund to reduce its holdings of these securities.

As of 12/31/13:

 Portfolio Composition By Maturity1

% of investments

1-7 Days	34.0%
8-30 Days	18.8%
31-60 Days	10.1%
61-90 Days	13.0%
91-180 Days	20.3%
More than 180 Days	3.8%
Total	100.0%

 Statistics

Weighted Average Maturity[2]	55 Days
Credit Quality Of Holdings[3] % of portfolio	99.99% Tier 1

 Portfolio Composition by Security Type

% of investments

Commercial Paper
Asset Backed	6.2%
Financial Company	5.7%
Other	1.8%
Certificate Of Deposit	46.3%
Government Agency Debt	3.0%
Other Instrument	3.1%
Variable Rate Demand Note	0.2%
Other Note	7.1%
Repurchase Agreement
Government Agency	8.6%
Treasury	13.1%
Other	4.9%
Total	100.0%

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Management views and portfolio holdings may have changed since the report date.

*	The investment adviser and its affiliates may recapture expenses or fees they waived under a voluntary yield waiver until the third anniversary of the end of the fiscal year in which such waiver occurs, subject to certain limitations. For more information on the potential impact of such recapture on future yields, see financial note 4.
[1]	As shown in the Portfolio Holdings section of the shareholder report.
[2]	Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
[3]	Based on ratings from Standard & Poor’s Corp., Moody’s Investors Service, Fitch Ratings, and/or DBRS, or, if unrated, is determined to be of comparable quality. The fund may use different ratings provided by other rating agencies for purposes of determining compliance with the fund’s investment policies. The fund itself has not been rated by an independent credit rating agency.

4 Schwab Advisor Cash Reserves

Performance and Fund Facts as of 12/31/13

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwabfunds.com/prospectus.

 Seven-Day Average Yield Trend for previous 12 months*

 Seven-Day Yields

The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.

	Schwab Advisor Cash Reserves®
	Sweep	Premier Sweep
	Shares	Shares

Ticker Symbol	SWQXX	SWZXX
Minimum Initial Investment	**	**

Seven-Day Yield[1]	0.01%	0.01%

Seven-Day Yield–Without Contractual Expense Limitation[2]	-0.08%	-0.15%

Seven-Day Effective Yield[1]	0.01%	0.01%

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Portfolio holdings may have changed since the report date.

*	The 7-day average yield for the Sweep Shares and Premier Sweep Shares was 0.01% throughout the entire period.
**	Subject to the eligibility terms and conditions of your Schwab account agreement.
[1]	Yield reflects the effect of the fund’s agreement with the investment adviser and its affiliates to limit each share class’ total annual operating expenses to certain levels (contractual expense limitation). In addition, the investment adviser and its affiliates have voluntarily waived expenses in excess of the contractual expense limitation to maintain a positive net yield for each share class of the fund (voluntary yield waiver). Without the contractual expense limitation and the voluntary yield waiver, the fund’s yield would have been lower. For additional details, see financial note 4.
[2]	Yield does not reflect the effect of the contractual expense limitation, but does reflect the effect of the voluntary yield waiver. The voluntary yield waiver added 0.41% and 0.34% to the seven-day yields of the Sweep Shares and Premier Sweep Shares, respectively.

Schwab Advisor Cash Reserves 5

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

As a fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees; and (2) ongoing costs, including management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning July 1, 2013 and held through December 31, 2013.

Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled “Expenses Paid During Period.”

Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s or share class’ actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio[1]	Account Value	(Net of Expenses)	During Period[2]
	(Annualized)	at 7/1/13	at 12/31/13	7/1/13–12/31/13

Schwab Advisor Cash Reserves®
Sweep Shares
Actual Return	0.23%	$1,000.00	$1,000.10	$1.16
Hypothetical 5% Return	0.23%	$1,000.00	$1,024.05	$1.17
Premier Sweep Shares
Actual Return	0.23%	$1,000.00	$1,000.10	$1.16
Hypothetical 5% Return	0.23%	$1,000.00	$1,024.05	$1.17

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights which covers a 12-month period.
[2]	Expenses for each share class are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days of the period, and divided by 365 days of the fiscal year.

6 Schwab Advisor Cash Reserves

Schwab Advisor Cash Reserves®

Financial Statements

Financial Highlights

	1/1/13–		1/1/12–		1/1/11–		1/1/10–		1/1/09–
Sweep Shares	12/31/13		12/31/12		12/31/11		12/31/10		12/31/09

Per-Share Data ($)

Net asset value at beginning of period	1.00		1.00		1.00		1.00		1.00

Income (loss) from investment operations:
Net investment income (loss)	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]
Net realized and unrealized gains (losses)	0.00	[1]	0.00	[1]	(0.00)[1]		0.00	[1,2]	(0.00)[1]

Total from investment operations	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]
Less distributions:
Distributions from net investment income	(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]

Net asset value at end of period	1.00		1.00		1.00		1.00		1.00

Total return (%)	0.01		0.01		0.01		0.01		0.13

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.25	[3]	0.28	[3,4]	0.26	[3]	0.34	[3]	0.53	[3,5]
Gross operating expenses	0.72		0.72	[4]	0.73		0.73		0.76
Net investment income (loss)	0.01		0.01		0.01		0.01		0.14
Net assets, end of period ($ x 1,000,000)	6,134		6,207		6,035		5,617		5,786

	1/1/13–		1/1/12–		1/1/11–		1/1/10–		1/1/09–
Premier Sweep Shares	12/31/13		12/31/12		12/31/11		12/31/10		12/31/09

Per-Share Data ($)

Net asset value at beginning of period	1.00		1.00		1.00		1.00		1.00

Income from investment operations:
Net investment income (loss)	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]
Net realized and unrealized gains (losses)	0.00	[1]	0.00	[1]	(0.00)[1]		0.00	[1,2]	(0.00)[1]

Total from investment operations	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]
Less distributions:
Distributions from net investment income	(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]

Net asset value at end of period	1.00		1.00		1.00		1.00		1.00

Total Return (%)	0.01		0.01		0.01		0.01		0.16

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.25	[3]	0.28	[3,4]	0.26	[3]	0.34	[3]	0.50	[3,5]
Gross operating expenses	0.72		0.72	[4]	0.73		0.73		0.76
Net investment income (loss)	0.01		0.01		0.01		0.01		0.17
Net assets, end of period ($ x 1,000,000)	17,525		17,575		14,727		15,342		14,132

1 Per-share amount was less than $0.01.
2 Net realized and unrealized gains (losses) ratio includes payment from affiliate.
3 Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation. (See financial note 4)
4 The ratio of gross operating expenses would have been 0.73%, if the State filing fee reimbursement had not been included. There was no impact on the ratio of net operating expenses.
5 The ratio of net operating expenses would have been 0.51% for Sweep Shares and 0.47% for Premier Sweep Shares, respectively, if certain non-routine expenses (participation fees for the Treasury’s Temporary Guarantee Program for Money Market Funds) had not been incurred.

See financial notes 7

 Schwab Advisor Cash Reserves

Portfolio Holdings as of December 31, 2013

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also files a complete schedule of portfolio holdings with the SEC monthly on Form N-MFP which is available 60 days after the end of the month to which the information pertains. A monthly schedule of portfolio holdings is also available by visiting the fund’s website at www.schwabfunds.com/prospectus along with a link to the fund’s Form N-MFP filings on the SEC’s website.

For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the effective maturity and maturity date are the same, the date will appear in the maturity date column.

		Cost	Value
Holdings by Category		($)	($)

56.3%	Fixed-Rate Obligations	13,311,827,114	13,311,827,114
17.1%	Variable-Rate Obligations	4,045,648,851	4,045,648,851
26.6%	Repurchase Agreements	6,292,814,013	6,292,814,013

100.0%	Total Investments	23,650,289,978	23,650,289,978
0.0%	Other Assets and Liabilities, Net		8,263,778

100.0%	Net Assets		23,658,553,756

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Fixed-Rate Obligations 56.3% of net assets

Asset Backed Commercial Paper 6.2%
Bennington Stark Capital Co, LLC	a,b,c	0.32%		02/14/14	50,000,000	49,980,444

CAFCO, LLC	a,b,c	0.41%		02/18/14	7,000,000	6,996,173
	a,b,c	0.42%		02/27/14	55,000,000	54,963,425
	a,b,c	0.38%		03/17/14	70,000,000	69,944,583

Cancara Asset Securitisation, LLC	a,b,c	0.21%		01/03/14	22,000,000	21,999,743
	a,b,c	0.21%		01/09/14	10,000,000	9,999,533
	a,b,c	0.21%		01/14/14	29,000,000	28,997,801
	a,b,c	0.21%		01/21/14	50,000,000	49,994,167
	a,b,c	0.21%		02/03/14	70,000,000	69,986,525
	a,b,c	0.21%		02/12/14	7,000,000	6,998,285
	a,b,c	0.20%		03/31/14	9,000,000	8,995,550

Charta, LLC	a,b,c	0.42%		02/04/14	70,000,000	69,972,233
	a,b,c	0.34%		03/28/14	50,000,000	49,959,389
	a,b,c	0.25%		06/18/14	30,000,000	29,965,000

Ciesco, LLC	a,b,c	0.41%		02/18/14	14,000,000	13,992,347
	a,b,c	0.39%		03/05/14	108,000,000	107,927,235
	a,b,c	0.36%		05/01/14	40,000,000	39,952,000

Collateralized Commercial Paper Co, LLC	a,b	0.32%		01/22/14	41,000,000	40,992,347
	a,b	0.32%		02/05/14	18,000,000	17,994,400
	a,b	0.30%		06/24/14	138,000,000	137,799,900

CRC Funding, LLC	a,b,c	0.42%		02/04/14	73,000,000	72,971,044
	a,b,c	0.38%		03/17/14	40,000,000	39,968,333
	a,b,c	0.33%		03/28/14	18,000,000	17,985,810
	a,b,c	0.36%		05/01/14	25,000,000	24,970,000
	a,b,c	0.25%		06/26/14	14,000,000	13,982,889

Crown Point Capital Co, LLC	a,b,c	0.23%		01/22/14	60,000,000	59,991,950
	a,b,c	0.24%		04/09/14	67,000,000	66,956,226

8 See financial notes

 Schwab Advisor Cash Reserves

Portfolio Holdings continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Govco, LLC	a,b,c	0.20%		03/19/14	20,500,000	20,491,231

Manhattan Asset Funding Capital Co, LLC	a,b,c	0.22%		01/09/14	4,000,000	3,999,805
	a,b,c	0.20%		01/13/14	5,000,000	4,999,667
	a,b,c	0.20%		01/16/14	27,500,000	27,497,708
	a,b,c	0.22%		02/13/14	15,000,000	14,996,148

Ridgefield Funding Co, LLC	a,b,c	0.32%		03/07/14	61,000,000	60,964,756

Sheffield Receivables Corp	a,b,c	0.24%		01/10/14	113,000,000	112,993,220
	a,b,c	0.24%		01/27/14	16,000,000	15,997,227

Thunder Bay Funding, LLC	a,b,c	0.24%		01/21/14	26,000,000	25,996,533

						1,472,173,627

Financial Company Commercial Paper 3.5%
BPCE SA	c	0.25%		02/05/14	43,000,000	42,989,758

Commonwealth Bank of Australia	c	0.21%		03/05/14	86,000,000	85,968,395

General Electric Capital Corp		0.23%		01/24/14	44,000,000	43,993,534

JP Morgan Chase & Co		0.34%		03/10/14	13,000,000	12,991,651
		0.35%		05/19/14	28,000,000	27,962,434

JP Morgan Securities, LLC	c	0.30%		05/21/14	30,000,000	29,965,000
	c	0.40%		08/26/14	120,000,000	119,684,000

Nationwide Building Society		0.23%		03/11/14	142,000,000	141,937,402
		0.23%		03/17/14	68,000,000	67,968,125

PNC Bank, NA		0.25%		03/17/14	84,000,000	84,000,000
		0.25%		04/23/14	20,000,000	20,000,000

Skandinaviska Enskilda Banken AB		0.28%		04/01/14	40,000,000	39,972,000
		0.28%		04/15/14	21,000,000	20,983,013
		0.28%		06/02/14	9,000,000	8,989,550

Societe Generale North America, Inc	a	0.25%		03/04/14	70,000,000	69,969,861

						817,374,723

Other Commercial Paper 1.1%
San Jose Redevelopment Agency
Sub Tax Allocation Taxable RB Series 2003A	a	0.25%		05/16/14	5,000,000	5,000,000

Toyota Motor Credit Corp	a	0.23%		01/28/14	46,000,000	45,992,065
	a	0.22%		03/05/14	20,000,000	19,992,300
	a	0.21%		04/15/14	50,000,000	49,969,667
	a	0.26%		06/20/14	50,000,000	49,938,611
	a	0.25%		06/23/14	100,000,000	99,879,861

						270,772,504

Certificate of Deposit 37.1%
Abbey National Treasury Services PLC	a	0.24%		02/20/14	110,000,000	110,000,000

Bank of Montreal		0.05%		01/03/14	125,000,000	125,000,000
		0.04%		01/06/14	100,000,000	100,000,000
		0.18%		01/06/14	79,000,000	79,000,000
		0.19%		01/08/14	100,000,000	100,000,000
		0.17%		03/27/14	63,000,000	62,998,513

See financial notes 9

 Schwab Advisor Cash Reserves

Portfolio Holdings continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Bank of Nova Scotia		0.20%		04/28/14	9,000,000	9,000,000

Bank of the West		0.24%		03/27/14	113,000,000	113,000,000

Bank of Tokyo Mitsubishi UFJ, Ltd		0.33%		01/02/14	175,000,000	175,000,000
		0.33%		01/09/14	22,000,000	22,000,000
		0.25%		05/07/14	70,000,000	70,000,000
		0.25%		05/16/14	72,000,000	72,000,000
		0.32%		05/23/14	4,000,000	4,000,000
		0.32%		05/27/14	101,000,000	101,000,000
		0.32%		05/28/14	119,000,000	119,000,000
		0.25%		06/25/14	103,000,000	103,000,000

Barclays Bank PLC		0.30%		01/27/14	6,000,000	6,000,000
		0.30%		03/10/14	11,000,000	11,000,000
		0.25%		03/27/14	67,000,000	67,000,000
		0.25%		04/07/14	31,000,000	31,000,000
		0.25%		06/11/14	118,000,000	118,000,000
		0.43%		10/01/14	100,000,000	100,000,000

BNP Paribas		0.34%		03/03/14	11,000,000	11,000,000
		0.30%		04/01/14	169,000,000	169,000,000
		0.32%		05/06/14	46,000,000	46,000,000
		0.47%		08/25/14	96,000,000	96,000,000

Branch Banking & Trust Co		0.05%		01/06/14	175,000,000	175,000,000

Canadian Imperial Bank of Commerce		0.04%		01/02/14	226,000,000	226,000,000

Chase Bank USA, NA		0.33%		02/12/14	222,000,000	222,000,000
		0.32%		02/24/14	94,000,000	94,000,000
		0.32%		03/04/14	10,000,000	10,000,000
		0.32%		03/10/14	64,000,000	64,000,000
		0.38%		12/05/14	56,000,000	56,000,000

Citibank, NA		0.40%		02/14/14	42,000,000	42,000,000
		0.35%		05/01/14	164,000,000	164,000,000
		0.35%		05/02/14	66,000,000	66,000,000
		0.33%		05/12/14	70,000,000	70,000,000
		0.26%		06/27/14	11,000,000	11,000,000

Credit Agricole Corporate and Investment Bank		0.25%		03/04/14	16,000,000	16,000,000
		0.24%		03/18/14	7,000,000	7,000,000
		0.25%		03/21/14	165,000,000	165,000,000

Credit Suisse AG		0.26%		03/18/14	144,000,000	144,000,000
		0.25%		04/01/14	27,000,000	27,000,000
		0.25%		05/15/14	124,000,000	124,000,000
		0.25%		05/28/14	100,000,000	100,000,000
		0.25%		06/11/14	6,000,000	6,000,000
		0.26%		06/20/14	38,000,000	38,000,000

Deutsche Bank AG		0.73%		01/17/14	191,000,000	191,000,000
		0.35%		01/29/14	75,000,000	75,000,000
		0.32%		02/27/14	26,000,000	26,000,000
		0.27%		04/29/14	146,000,000	146,000,000
		0.30%		05/27/14	4,000,000	4,000,000
		0.27%		05/30/14	67,000,000	67,000,000
		0.26%		06/27/14	55,000,000	55,000,000
		0.45%		11/21/14	144,000,000	144,000,000

ING Bank NV		0.38%		01/21/14	2,000,000	2,000,000
		0.37%		02/05/14	115,000,000	115,000,000
		0.24%		03/12/14	51,000,000	51,000,000

10 See financial notes

 Schwab Advisor Cash Reserves

Portfolio Holdings continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
		0.38%		03/13/14	60,000,000	60,000,000
		0.38%		03/18/14	26,000,000	26,000,000
		0.39%		04/01/14	76,000,000	76,000,000
		0.34%		04/28/14	110,000,000	110,000,000
		0.36%		05/01/14	5,000,000	5,000,000
		0.32%		06/11/14	7,000,000	7,000,000

JPMorgan Chase Bank, NA		0.32%		03/10/14	98,000,000	98,000,000
		0.32%		03/14/14	12,000,000	12,000,000
		0.32%		04/01/14	27,000,000	27,000,000
		0.32%		04/28/14	145,000,000	145,000,000
		0.32%		05/13/14	55,000,000	55,000,000
		0.37%		07/29/14	85,000,000	85,000,000
		0.35%		08/01/14	137,000,000	137,000,000
		0.35%		08/06/14	10,000,000	10,000,000

Lloyds Bank PLC		0.28%		05/21/14	95,000,000	95,000,000
		0.28%		05/27/14	6,000,000	6,000,000
		0.27%		06/10/14	17,000,000	17,000,000
		0.27%		06/23/14	113,000,000	113,000,000

Mitsubishi UFJ Trust & Banking Corp		0.25%		05/27/14	32,000,000	32,000,000
		0.25%		06/19/14	26,000,000	26,000,000
		0.25%		06/25/14	15,000,000	15,000,000

Mizuho Bank Ltd		0.21%		01/02/14	21,000,000	21,000,000
		0.21%		01/03/14	57,000,000	57,000,000
		0.21%		01/08/14	5,000,000	5,000,000
		0.22%		01/27/14	50,000,000	50,000,000
		0.25%		03/10/14	32,000,000	32,000,000
		0.26%		04/24/14	100,000,000	100,000,000
		0.25%		05/08/14	89,000,000	89,000,000
		0.25%		06/10/14	10,000,000	10,000,000
		0.25%		06/12/14	15,000,000	15,000,000
		0.26%		06/16/14	14,000,000	14,000,000

Natixis SA		0.25%		03/03/14	31,000,000	31,000,000
		0.23%		04/01/14	127,000,000	127,000,000

Rabobank Nederland		0.31%		06/02/14	266,000,000	266,000,000
		0.25%		07/02/14	153,000,000	153,000,000

Skandinaviska Enskilda Banken AB		0.29%		01/27/14	12,000,000	12,000,000
		0.28%		03/14/14	10,000,000	10,000,000
		0.28%		04/01/14	29,000,000	29,000,000
		0.28%		05/02/14	12,000,000	12,000,000

Societe Generale		0.25%		03/04/14	85,000,000	85,000,000
		0.24%		03/06/14	18,000,000	18,000,000

Sumitomo Mitsui Banking Corp		0.22%		02/11/14	34,000,000	34,000,000
		0.32%		02/14/14	44,000,000	44,000,000
		0.31%		02/19/14	1,000,000	1,000,000
		0.21%		03/03/14	147,000,000	147,000,000
		0.22%		03/11/14	2,000,000	2,000,000
		0.21%		03/19/14	60,000,000	60,000,000
		0.22%		04/02/14	79,000,000	79,000,000
		0.22%		04/08/14	25,000,000	25,000,000
		0.22%		04/10/14	20,000,000	20,000,000
		0.26%		04/25/14	123,000,000	123,000,000
		0.25%		05/08/14	40,000,000	40,000,000
		0.25%		05/13/14	1,000,000	1,000,000
		0.31%		05/27/14	32,000,000	32,000,000
		0.31%		06/02/14	6,000,000	6,000,000

See financial notes 11

 Schwab Advisor Cash Reserves

Portfolio Holdings continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
		0.31%		06/03/14	39,000,000	39,000,000
		0.31%		06/05/14	30,000,000	30,000,000
		0.31%		06/09/14	24,000,000	24,000,000
		0.31%		06/12/14	38,000,000	38,000,000
		0.25%		06/16/14	16,000,000	16,000,000

Sumitomo Mitsui Trust Bank Ltd		0.22%		01/07/14	103,000,000	103,000,000
		0.22%		01/09/14	20,000,000	20,000,000
		0.22%		02/05/14	65,000,000	65,000,000
		0.21%		02/10/14	24,000,000	24,000,000
		0.22%		02/12/14	28,000,000	28,000,000
		0.22%		02/18/14	65,000,000	65,000,000
		0.21%		04/01/14	14,000,000	14,000,000

Toronto-Dominion Bank		0.23%		01/21/14	60,000,000	60,000,000
		0.23%		01/23/14	284,000,000	284,000,000
		0.23%		03/06/14	38,000,000	38,000,000
		0.21%		04/08/14	72,000,000	72,000,000

UBS AG		0.24%		03/10/14	81,000,000	81,000,000

Union Bank, NA		0.21%		01/07/14	47,000,000	47,000,000
		0.21%		04/11/14	41,000,000	41,000,000
		0.21%		04/17/14	23,000,000	23,000,000

Wells Fargo Bank, NA		0.21%		03/25/14	24,000,000	24,000,000

						8,765,998,513

Government Agency Debt 2.6%
Federal Home Loan Bank		0.05%		01/02/14	10,000,000	9,999,986
		0.05%		01/03/14	59,000,000	58,999,829
		0.06%		01/03/14	31,795,000	31,794,895
		0.06%		01/08/14	8,100,000	8,099,905
		0.06%		01/10/14	38,000,000	37,999,446
		0.06%		01/13/14	3,000,000	2,999,940
		0.06%		01/14/14	67,000,000	66,998,548
		0.07%		01/17/14	33,440,000	33,438,964
		0.07%		01/22/14	1,700,000	1,699,935
		0.06%		01/24/14	40,000,000	39,998,467
		0.06%		01/29/14	126,000,000	125,994,120
		0.07%		01/31/14	2,200,000	2,199,881
		0.05%		02/05/14	5,000,000	4,999,757
		0.07%		02/07/14	52,000,000	51,996,259
		0.05%		02/13/14	2,300,000	2,299,863
		0.07%		02/14/14	2,000,000	1,999,829
		0.08%		02/14/14	86,000,000	85,992,117
		0.06%		02/19/14	25,000,000	24,998,128
		0.08%		02/19/14	5,000,000	4,999,456
		0.06%		02/20/14	12,000,000	11,999,083

Freddie Mac		0.07%		02/04/14	10,000,000	9,999,339

						619,507,747

Other Instrument 3.1%
Australia & New Zealand Banking Group Ltd		0.10%		01/03/14	170,000,000	170,000,000
		0.10%		01/06/14	247,000,000	247,000,000

Natixis SA		0.09%		01/03/14	35,000,000	35,000,000

Skandinaviska Enskilda Banken AB		0.05%		01/03/14	55,000,000	55,000,000
		0.05%		01/07/14	200,000,000	200,000,000

12 See financial notes

 Schwab Advisor Cash Reserves

Portfolio Holdings continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Svenska Handelsbanken AB		0.05%		01/02/14	21,000,000	21,000,000

						728,000,000

Other Note 2.7%
Bank of America, NA		0.26%		01/14/14	20,000,000	20,000,000
		0.26%		01/16/14	245,000,000	245,000,000
		0.25%		02/03/14	109,000,000	109,000,000
		0.21%		03/03/14	20,000,000	20,000,000
		0.20%		03/17/14	50,000,000	50,000,000
		0.25%		06/16/14	143,000,000	143,000,000
		0.25%		06/17/14	29,000,000	29,000,000
		0.26%		06/17/14	22,000,000	22,000,000

						638,000,000

Total Fixed-Rate Obligations
(Cost $13,311,827,114)						13,311,827,114

Variable-Rate Obligations 17.1% of net assets

Financial Company Commercial Paper 2.2%
Australia & New Zealand Banking Group Ltd		0.19%	01/07/14	03/07/14	43,000,000	43,000,000

Commonwealth Bank of Australia	c	0.20%	01/24/14	02/24/14	71,000,000	71,000,000
	c	0.21%	01/03/14	03/03/14	17,000,000	17,000,000
	c	0.24%	01/29/14	11/24/14	149,000,000	149,000,000

JP Morgan Chase & Co		0.32%		01/22/14	67,000,000	67,000,000

Westpac Banking Corp	c	0.30%	01/02/14	01/17/14	24,000,000	24,000,000
	c	0.25%	01/28/14	05/28/14	35,000,000	35,000,000
	c	0.27%	01/21/14	06/19/14	116,000,000	116,000,000

						522,000,000

Other Commercial Paper 0.6%
Toyota Motor Credit Corp	a	0.20%	01/21/14	02/14/14	151,000,000	151,000,000

Certificate of Deposit 9.2%
Bank of Nova Scotia		0.24%	01/06/14	09/04/14	321,000,000	321,000,000
		0.24%	01/09/14	09/09/14	89,000,000	89,000,000
		0.23%	01/27/14	11/25/14	35,000,000	35,000,000

Citibank, NA		0.23%	01/17/14	06/17/14	152,000,000	152,000,000

Mitsubishi UFJ Trust & Banking Corp		0.23%		01/02/14	21,000,000	21,000,000
		0.21%		01/23/14	67,000,000	67,000,000

National Australia Bank Ltd		0.19%	01/03/14	03/03/14	173,000,000	173,000,000

Rabobank Nederland		0.25%	01/06/14	03/04/14	137,000,000	137,000,000
		0.26%	01/16/14	09/16/14	174,000,000	174,000,000

Royal Bank of Canada		0.28%	01/24/14	06/24/14	125,000,000	125,000,000

Toronto-Dominion Bank		0.21%	01/17/14	06/17/14	145,000,000	145,000,000
		0.22%	01/21/14	06/18/14	15,000,000	15,000,000

Wells Fargo Bank, NA		0.17%		01/02/14	35,000,000	35,000,000
		0.19%	01/08/14	04/07/14	195,000,000	195,000,000
		0.18%	01/02/14	05/02/14	46,000,000	46,000,000
		0.21%	01/21/14	05/20/14	188,000,000	188,000,000

See financial notes 13

 Schwab Advisor Cash Reserves

Portfolio Holdings continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
		0.22%	01/06/14	08/05/14	67,000,000	67,000,000

Westpac Banking Corp		0.28%	01/02/14	04/25/14	91,000,000	91,000,000
		0.23%	01/02/14	10/29/14	102,000,000	102,000,000

						2,178,000,000

Government Agency Debt 0.4%
Freddie Mac		0.24%	01/10/14	11/10/14	100,000,000	100,000,000

Variable Rate Demand Note 0.2%
Breckenridge Terrace, LLC
Housing Facilities Revenue Notes Series 1999B	a	0.21%		01/07/14	1,000,000	1,000,000

Eagle Cnty, CO
Housing Facilities RB (The Tarnes at BC) Series 1999B	a	0.24%		01/07/14	2,410,000	2,410,000

GFRE Holdings, LLC
Taxable Notes Series 2009A	a	0.17%		01/07/14	2,580,000	2,580,000

Indiana Health & Educational Facility Financing Auth
Taxable RB (Union Hospital) Series 2006B	a	0.11%		01/07/14	12,200,000	12,200,000

Tenderfoot Seasonal Housing, LLC
Taxable Housing Facilities Revenue Notes Series 2000B	a	0.21%		01/07/14	2,885,000	2,885,000

Texas
Veterans Housing Assistance Taxable Refunding Bonds Series 1994A2		0.16%		01/07/14	6,900,000	6,900,000
Veterans Land Taxable Refunding Bonds Series 2006A		0.16%		01/07/14	990,000	990,000
Veterans Taxable Refunding Bonds Series 2010B	a	0.12%		01/07/14	12,310,000	12,310,000

						41,275,000

Other Note 4.5%
Canadian Imperial Bank of Commerce		0.22%	01/10/14	09/05/14	182,000,000	182,000,000

JPMorgan Chase Bank, NA		0.36%	01/21/14	12/22/14	47,000,000	47,000,000
		0.35%	01/18/14	01/16/15	90,000,000	90,000,000
		0.32%	01/22/14	01/22/15	30,000,000	30,000,000

Royal Bank of Canada		0.30%	01/02/14	12/31/14	125,000,000	125,000,000
		0.33%	01/06/14	01/02/15	137,000,000	137,000,000
	c	0.29%	01/07/14	01/07/15	60,000,000	60,000,000

Wells Fargo Bank, NA		0.29%	03/17/14	01/15/15	55,000,000	55,000,000
		0.35%	03/24/14	01/22/15	225,000,000	225,000,000

Westpac Banking Corp	c	0.54%	01/28/14	01/28/15	100,000,000	100,000,000

Whistlejacket Capital, LLC	d,†	n/a	n/a	n/a	2,373,851	2,373,851

						1,053,373,851

Total Variable-Rate Obligations
(Cost $4,045,648,851)						4,045,648,851

14 See financial notes

 Schwab Advisor Cash Reserves

Portfolio Holdings continued

					Maturity
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Repurchase Agreements 26.6% of net assets

Government Agency Repurchase Agreements* 8.6%
Barclays Capital, Inc
Issued 12/26/13, repurchase date 01/02/14 (Collateralized by U.S. Government Agency Securities valued at $104,986,052, 1.50% - 4.50%, due 02/15/36 - 12/20/62)		0.04%		01/02/14	100,000,778	100,000,000

Credit Suisse Securities (USA), LLC
Issued 12/31/13, repurchase date 01/02/14 (Collateralized by U.S. Government Agency Securities valued at $204,833,123, 2.40% - 5.50%, due 07/20/27 - 08/15/54)		0.02%		01/02/14	200,814,236	200,814,013

Deutsche Bank Securities, Inc
Issued 12/18/13, repurchase date 01/09/14 (Collateralized by U.S. Government Agency Securities valued at $51,080,885, 1.75% - 5.00%, due 10/31/20 - 06/01/43)	d	0.08%		01/09/14	50,002,444	50,000,000
Issued 11/18/13, repurchase date 02/06/14 (Collateralized by U.S. Government Agency Securities valued at $249,451,780, 2.16% - 5.00%, due 05/15/17 - 11/01/43)	d	0.09%		02/06/14	242,048,400	242,000,000
Issued 11/07/13, repurchase date 02/10/14 (Collateralized by U.S. Government Agency Securities valued at $319,056,572, 0.47% - 7.00%, due 06/15/16 - 12/16/52)	d	0.10%		02/10/14	310,081,806	310,000,000
Issued 12/11/13, repurchase date 03/11/14 (Collateralized by U.S. Government Agency Securities valued at $129,622,191, 0.25% - 4.50%, due 12/31/15 - 11/01/43)	d	0.10%		03/11/14	126,031,500	126,000,000

Goldman Sachs & Co
Issued 12/26/13, repurchase date 01/02/14 (Collateralized by U.S. Government Agency Securities valued at $24,480,000, 3.50%, due 08/01/26)		0.05%		01/02/14	24,000,233	24,000,000
Issued 12/27/13, repurchase date 01/03/14 (Collateralized by U.S. Government Agency Securities valued at $147,900,000, 2.50% - 4.00%, due 04/01/26 - 10/01/28)		0.05%		01/03/14	145,001,410	145,000,000
Issued 12/30/13, repurchase date 01/06/14 (Collateralized by U.S. Government Agency Securities valued at $20,400,000, 2.50% - 4.00%, due 10/01/27 - 08/01/43)		0.05%		01/06/14	20,000,194	20,000,000
Issued 12/31/13, repurchase date 01/07/14 (Collateralized by U.S. Government Agency Securities valued at $281,520,000, 3.00% - 3.50%, due 11/20/42 - 02/20/43)		0.04%		01/07/14	276,002,147	276,000,000

Merrill Lynch, Pierce, Fenner & Smith, Inc
Issued 11/04/13, repurchase date 02/03/14 (Collateralized by U.S. Government Agency Securities valued at $185,400,000, 2.00% - 6.50%, due 07/15/28 - 04/15/41)		0.07%		01/07/14	180,022,400	180,000,000

Mizuho Securities USA Inc
Issued 12/31/13, repurchase date 01/02/14 (Collateralized by U.S. Treasury Securities valued at $20,400,087, 0.38% - 7.25%, due 11/30/15 - 05/31/16)		0.03%		01/02/14	20,000,033	20,000,000

Morgan Stanley & Co, LLC
Issued 12/27/13, repurchase date 01/03/14 (Collateralized by U.S. Government Agency Securities valued at $255,000,001, 2.18% - 6.00%, due 07/01/25 - 09/01/43)		0.04%		01/03/14	250,001,944	250,000,000
Issued 12/30/13, repurchase date 01/06/14 (Collateralized by U.S. Government Agency Securities valued at $102,000,001, 3.50% - 5.50%, due 07/01/26 - 12/01/42)		0.04%		01/06/14	100,000,778	100,000,000

						2,043,814,013

See financial notes 15

 Schwab Advisor Cash Reserves

Portfolio Holdings continued

					Maturity
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Treasury Repurchase Agreements 13.1%
Federal Reserve Bank of New York
Issued 12/31/13, repurchase date 01/02/14 (Collateralized by U.S. Treasury Securities valued at $3,000,005,088, 4.38%, due 05/15/41)		0.03%		01/02/14	3,000,005,000	3,000,000,000

Goldman Sachs & Co
Issued 12/17/13, repurchase date 01/22/14 (Collateralized by U.S. Treasury Securities valued at $98,940,001, 0.13%, due 07/15/22)		0.05%		01/07/14	97,002,829	97,000,000

						3,097,000,000

Other Repurchase Agreements** 4.9%
BNP Paribas Prime Brokerage, Inc
Issued 12/19/13, repurchase date 02/18/14 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $121,880,498)	a	0.39%		01/07/14	116,023,877	116,000,000
Issued 12/23/13, repurchase date 02/13/14 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $63,035,500)	a	0.39%		01/07/14	60,009,750	60,000,000

BNP Paribas Securities Corp
Issued 12/06/13, repurchase date 02/04/14 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $26,339,847, 3.25% - 3.85%, due 05/16/14 - 11/01/42)		0.28%		01/07/14	25,006,222	25,000,000
Issued 12/12/13, repurchase date 02/12/14 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $23,000,001, 6.45% - 8.00%, due 10/15/17 - 11/01/31)		0.41%		01/07/14	20,005,922	20,000,000

Credit Suisse Securities (USA), LLC
Issued 10/16/13, repurchase date 01/29/14 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $208,067,209, 0.27% - 7.93%, due 03/20/25 - 11/03/51)	d	0.68%		01/29/14	181,358,983	181,000,000
Issued 12/04/13, repurchase date 04/02/14 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $45,991,250, 0.43% - 6.12%, due 03/20/25 - 02/25/47)	d	0.68%		04/02/14	40,089,911	40,000,000
Issued 12/04/13, repurchase date 04/04/14 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $56,332,815, 0.36% - 5.74%, due 03/20/25 - 05/25/47)	d	0.68%		04/04/14	49,111,992	49,000,000
Issued 12/09/13, repurchase date 04/11/14 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $138,510,449, 0.29% - 10.50%, due 05/15/16 - 02/10/51)	d	0.68%		04/11/14	121,281,123	121,000,000

Goldman Sachs & Co
Issued 12/05/13, repurchase date 03/20/14 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $170,100,027)	d	0.56%		03/20/14	162,264,600	162,000,000

JP Morgan Securities, LLC
Issued 12/09/13, repurchase date 06/09/14 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $153,010,756, 3.91% - 6.32%, due 04/15/30 - 12/10/49)	d	0.65%		03/31/14	133,268,956	133,000,000

16 See financial notes

 Schwab Advisor Cash Reserves

Portfolio Holdings continued

					Maturity
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Merrill Lynch, Pierce, Fenner & Smith, Inc
Issued 11/21/13, repurchase date 02/19/14 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $278,425,444, 0.27% - 14.75%, due 04/04/14 - 12/31/99)	d	0.57%		02/04/14	245,290,938	245,000,000

						1,152,000,000

Total Repurchase Agreements
(Cost $6,292,814,013)						6,292,814,013

End of Investments.

At 12/31/13, the tax basis cost of the fund’s investments was $23,650,289,978.

a	Credit-enhanced or liquidity-enhanced.
b	Asset-backed security.
c	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $2,125,994,133 or 9.0% of net assets.
d	Illiquid security. At the period end, the value of these amounted to $1,661,373,851 or 7.0% of net assets, see financial note 8.
†	Whistlejacket notes are in receivership, and the fund elected to sell all of its Whistlejacket notes at auction (April 29, 2009). The remaining investment represents an interest in a small residual fund that is being held to cover any remaining expenses and liabilities associated with receivership.
*	Usually collateralized via U.S. Government Agency Securities or less frequently by U.S. Treasury Securities.
**	Usually collateralized via common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations or less frequently by U.S. Government Agency Securities and/ or U.S. Treasury Securities.

ABS —	Asset-backed securities
ETF —	Exchange traded fund
RB —	Revenue bond
TRAN —	Tax and revenue anticipation note

At December 31, 2013, all of the fund’s investment securities were classified as Level 2. The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended December 31, 2013. The breakdown of the fund’s investments into major categories is disclosed on the portfolio holdings. (See financial note 2(a) for additional information)

See financial notes 17

 Schwab Advisor Cash Reserves

Statement of
Assets and Liabilities
As of December 31, 2013

Assets

Investments, at cost and value		$17,357,475,965
Repurchase agreements, at cost and value	+	6,292,814,013

Total investments, at cost and value (Note 2a)		23,650,289,978
Cash		1
Receivables:
Interest		9,085,856
Prepaid expenses	+	192,938

Total assets		23,659,568,773

Liabilities

Payables:
Investment adviser and administrator fees		423,226
Distributions to shareholders		19,692
Accrued expenses	+	572,099

Total liabilities		1,015,017

Net Assets

Total assets		23,659,568,773
Total liabilities	−	1,015,017

Net assets		$23,658,553,756

Net Assets by Source
Capital received from investors		23,659,916,416
Net realized capital losses		(1,362,660)

Net Asset Value (NAV) by Shares Class

			Shares
Share Class	Net Assets	÷	Outstanding	=	NAV
Sweep Shares	$6,134,003,282		6,133,989,996		$1.00
Premier Sweep Shares	$17,524,550,474		17,524,516,167		$1.00

18 See financial notes

 Schwab Advisor Cash Reserves

Statement of
Operations
For the period January 1, 2013 through December 31, 2013

Investment Income

Interest		$57,282,034

Expenses

Investment adviser and administrator fees		67,807,941
Shareholder service fees:
Sweep Shares		23,263,658
Premier Sweep Shares		64,896,256
Shareholder reports		753,760
Custodian fees		666,329
Portfolio accounting fees		546,990
Registration fees		432,764
Independent trustees’ fees		87,054
Professional fees		76,976
Transfer agent fees		41,143
Interest expense		389
Other expenses	+	439,424

Total expenses		159,012,684
Expense reduction by CSIM and its affiliates	−	103,934,543
Custody credits	−	100

Net expenses	−	55,078,041

Net investment income		2,203,993

Realized Gains (Losses)

Net realized gains on investments		315

Increase in net assets resulting from operations		$2,204,308

See financial notes 19

 Schwab Advisor Cash Reserves

Statement of
Changes in Net Assets
For the current and prior report periods

Operations

1/1/13-12/31/13			1/1/12-12/31/12
Net investment income		$2,203,993	$1,999,440
Net realized gains	+	315	40,354

Increase in net assets from operations		2,204,308	2,039,794

Distributions to Shareholders

Distributions from net investment income
Sweep Shares		(581,590)	(557,105)
Premier Sweep Shares	+	(1,622,403)	(1,442,335)

Total distributions from net investment income		(2,203,993)	(1,999,440)

Transactions in Fund Shares*

Shares Sold
Sweep Shares		20,012,082,994	18,289,092,848
Premier Sweep Shares	+	67,327,164,291	63,287,085,336

Total shares sold		87,339,247,285	81,576,178,184

Shares Reinvested
Sweep Shares		500,995	485,869
Premier Sweep Shares	+	1,534,329	1,368,483

Total shares reinvested		2,035,324	1,854,352

Shares Redeemed
Sweep Shares		(20,085,277,915)	(18,117,934,458)
Premier Sweep Shares	+	(67,378,698,143)	(60,440,623,562)

Total shares redeemed		(87,463,976,058)	(78,558,558,020)

Net transactions in fund shares		(122,693,449)	3,019,474,516

Net Assets

Beginning of period		23,781,246,890	20,761,732,020
Total increase or decrease	+	(122,693,134)	3,019,514,870

End of period		$23,658,553,756	$23,781,246,890

*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.

20 See financial notes

 Schwab Advisor Cash Reserves

Financial Notes

1. Business Structure of the Fund:

Schwab Advisor Cash Reserves is a series of The Charles Schwab Family of Funds (the “trust”), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The list below shows all the funds in the trust as of the end of the period, including the fund discussed in this report, which is highlighted:

The Charles Schwab Family of Funds (organized October 20, 1989)	Schwab Investor Money Fund
Schwab Money Market Fund	Schwab Municipal Money Fund
Schwab Government Money Fund	Schwab AMT Tax-Free Money Fund
Schwab U.S. Treasury Money Fund	Schwab California Municipal Money Fund
Schwab Treasury Obligations Money Fund	Schwab California AMT Tax-Free Money Fund
Schwab Value Advantage Money Fund	Schwab New York AMT Tax-Free Money Fund
Schwab Advisor Cash Reserves	Schwab New Jersey AMT Tax-Free Money Fund
Schwab Cash Reserves	Schwab Pennsylvania Municipal Money Fund
Schwab Retirement Advantage Money Fund	Schwab Massachusetts AMT Tax-Free Money Fund

Schwab Advisor Cash Reserves offers two share classes: Sweep Shares and Premier Sweep Shares. Shares of each class represent interest in the same portfolio, but each class has different expenses and investment minimums.

Shares are bought and sold at closing net asset value per share (“NAV”), which is the price for all outstanding shares of the fund. Each share has a par value of 1/1,000 of a cent, and the fund’s Board of Trustees (the “Board”) may authorize the issuance of as many shares as necessary.

The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies the fund uses in its preparation of financial statements. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

(a) Security Valuation:

Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities in the fund are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

 21

 Schwab Advisor Cash Reserves

Financial Notes (continued)

2. Significant Accounting Policies (continued):

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information. Securities held by money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The levels associated with valuing the fund’s investments as of December 31, 2013 are disclosed in the Portfolio Holdings.

(b) Accounting Policies for certain Portfolio Investments (if held):

Repurchase Agreements: In a repurchase agreement, a fund buys a security from another party (the “counter-party”), usually a financial institution, with the agreement that it be sold back in the future. Repurchase agreements subject a fund to counter-party risk, meaning that the fund could lose money if the other party fails to perform under the terms of the agreement. The fund mitigates this risk by ensuring that a fund’s repurchase agreements are collateralized by cash, U.S. government securities, fixed income securities, equity securities or other types of securities. These risks are magnified to the extent that a repurchase agreement is secured by collateral other than cash and government securities, such as debt securities, equity securities and high yield securities that are rated below investment grade. All collateral is held by the fund’s custodian (or, with multi-party agreements, the agent’s bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement. In the event of a default by the counter-party, realization of the collateral proceeds could be delayed or limited and the value of the collateral may decline. Investments in repurchase agreements are also based on a review of the credit quality of the repurchase agreement counter-party.

As of December 31, 2013, the fund had investments in repurchase agreements with a gross value of $6,292,814,013 as disclosed in the Portfolio Holdings and the Statement of Assets and Liabilities. The value of the related collateral disclosed in the Portfolio Holdings exceeded the value of the repurchase agreements at period end.

Delayed-Delivery Transactions: The fund may buy securities at a predetermined price or yield, with payment and delivery taking place after the customary settlement period for that type of security. The fund will assume the rights and risks of ownership at the time of purchase, including the risk of price and yield fluctuations. Typically, no interest will accrue to a fund until the security is delivered. The fund will earmark or segregate appropriate liquid assets to cover its delayed-delivery purchase obligations.

22

 Schwab Advisor Cash Reserves

Financial Notes (continued)

2. Significant Accounting Policies (continued):

(c) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.

(d) Investment Income:

Interest income is recorded as it accrues. If a fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes premiums and accretes discounts from the current date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security is callable (meaning that the issuer has the option to pay it off before its maturity date), then the fund amortizes the premium to the security’s call date and price, rather than the maturity date and price.

(e) Expenses:

Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

For funds offering multiple share classes, the net investment income, other than class specific expenses, and the realized and unrealized gains or losses, are allocated daily to each class in proportion to their average daily net assets.

(f) Distributions to Shareholders:

The fund declares distributions from net investment income, if any, every day it is open for business. These distributions, which are substantially equal to a fund’s net investment income for that day, are paid out to shareholders once a month. The fund makes distributions from net realized capital gains, if any, once a year.

(g) Custody Credit:

The fund has an arrangement with its custodian bank, State Street Bank and Trust Company (“State Street”), under which the fund may receive a credit for its uninvested cash balance to offset its custody fees and accounting fees. The credit amounts, if any, are disclosed in the Statement of Operations as a reduction to the fund’s operating expenses.

(h) Accounting Estimates:

The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.

(i) Federal Income Taxes:

The fund intends to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the fund distributes substantially all of its net investment income and realized net capital gains, if any, to its respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

(j) Indemnification:

Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss attributable to these arrangements to be remote.

 23

 Schwab Advisor Cash Reserves

Financial Notes (continued)

3. Risk Factors:

Investment Risk. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of a shareholder’s investment at $1 per share, it is possible to lose money by investing in the fund.

Interest Rate Risk. Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, the fund’s yield will change over time. During periods when interest rates are low, the fund’s yield (and total return) also will be low. A change in a central bank’s monetary policy or improving economic conditions may result in an increase in interest rates. Rising interest rates may decrease liquidity in the money market securities markets, making it more difficult for the fund to sell its money market investments at a time when the investment adviser might wish to sell such investments. Decreased market liquidity also may make it more difficult to value some or all of the fund’s money market securities holdings. In addition, to the extent the fund makes any reimbursement payments to the investment adviser and/or its affiliates, the fund’s yield would be lower.

Repurchase Agreements Risk. When the fund enters into a repurchase agreement, the fund is exposed to the risk that the counter-party will not fulfill its contractual obligation. In a repurchase agreement, there exists the risk that, when the fund buys a security from a counter-party that agrees to repurchase the security at an agreed upon price (usually higher) and time, the counter-party will not repurchase the security. These risks are magnified to the extent that a repurchase agreement is secured by collateral other than cash and government securities, such as debt securities, equity securities and high yield securities that are rated below investment grade (“Alternative Collateral”). High yield securities that are used as Alternative Collateral are subject to greater levels of credit and liquidity risk, and are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments. Alternative Collateral may be subject to greater price volatility and may be more volatile or less liquid than other types of collateral, increasing the risk that the fund will be unable to recover fully in the event of a counter-party’s default.

Credit Risk. A fund is subject to the risk that a decline in the credit quality of a portfolio investment could cause the fund to lose money or underperform. A fund could lose money if the issuer of a portfolio investment fails to make timely principal or interest payments or if a guarantor, liquidity provider or counter-party of a portfolio investment fails to honor its obligations. Even though a fund’s investments in repurchase agreements are collateralized at all times, there is some risk to the fund if the other party should default on its obligations and the fund is delayed or prevented from recovering or disposing of the collateral. Negative perceptions of the ability of an issuer, guarantor, liquidity provider or counter-party to make payments or otherwise honor its obligations, as applicable, could also cause the price of that investment to decline. The credit quality of a fund’s portfolio holdings can change rapidly in certain market environments and any downgrade or default on the part of a single portfolio investment could cause the fund’s share price or yield to fall.

Many of the U.S. government securities that the fund invests in are not backed by the full faith and credit of the United States government, which means they are neither issued nor guaranteed by the U.S. Treasury. Although maintained in conservatorship by the Federal Housing Finance Agency since September 2008, Fannie Mae (FNMA) and Freddie Mac (FHLMC) maintain only limited lines of credit with the U.S. Treasury. The Federal Home Loan Banks (FHLB) also only maintain limited access to credit lines from the U.S. Treasury. Other securities, such as obligations issued by the Federal Farm Credit Banks Funding Corporation (FFCB), are supported solely by the credit of the issuer. There can be no assurance that the U.S. government will provide financial support to securities of its agencies and instrumentalities if it is not obligated to do so under law. Also, any government guarantees on securities a fund owns do not extend to the shares of the fund itself.

Foreign Investment Risk. The fund’s investments in securities of foreign issuers or securities with credit or liquidity enhancements provided by foreign entities may involve certain risks that are greater than those associated with investments in securities of U.S. issuers or securities with credit or liquidity enhancements provided by U.S. entities. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. In addition, sovereign risk, or the risk that a government may become unwilling or unable to meet its loan obligations or guarantees, could increase the credit risk of financial institutions connected to that particular country.

Management Risk. Any actively managed mutual fund is subject to the risk that its investment adviser will make poor security selections. The fund’s investment adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results. The investment adviser’s maturity

24

 Schwab Advisor Cash Reserves

Financial Notes (continued)

3. Risk Factors (continued):

decisions will also affect the fund’s yield, and in unusual circumstances potentially could affect its share price. To the extent that the investment adviser anticipates interest rate trends imprecisely, the fund’s yield at times could lag those of other money market funds.

Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. The market for certain investments may become illiquid due to specific adverse changes in the conditions of a particular issuer or under adverse market or economic conditions independent of the issuer. The fund’s investments in illiquid securities may reduce the returns of the fund because it may be unable to sell the illiquid securities at an advantageous time or price. Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.

Redemption Risk. The fund may experience periods of heavy redemptions that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. Redemptions by a few large investors in the fund may have a significant adverse effect on the fund’s ability to maintain a stable $1.00 share price. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the fund, could face a market-wide risk of increased redemption pressures, potentially jeopardizing the stability of their $1.00 share prices.

Regulatory Risk. The Securities and Exchange Commission (SEC) and other regulators may adopt additional money market fund regulations in the future, which may impact the operation and performance of a fund.

Money Market Risk. The fund is not designed to offer capital appreciation. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.

Please refer to the fund’s prospectus for a more complete description of the principal risks of investing in the fund.

4. Affiliates and Affiliated Transactions:

Charles Schwab Investment Management, Inc. (“CSIM” or the “investment adviser”), a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (“Advisory Agreement”) between CSIM and the trust.

For its advisory and administrative services to the fund, CSIM is entitled to receive an annual fee, payable monthly, based on a percentage of the fund’s average daily net assets as follows:

Average Daily Net Assets

First $1 billion	0.35%
More than $1 billion but not exceeding $10 billion	0.32%
More than $10 billion but not exceeding $20 billion	0.30%
More than $20 billion but not exceeding $40 billion	0.27%
Over $40 billion	0.25%

The Board has adopted a Shareholder Servicing and Sweep Administration Plan (the “Plan”) on behalf of the fund. The Plan enables the fund to bear expenses relating to the provision by service providers, including Charles Schwab & Co., Inc. (a broker-dealer affiliate of CSIM, “Schwab”), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the fund. Schwab serves as the fund’s paying agent under the Plan for making payments of the shareholder service fee due to the service providers (other than Schwab). All shareholder service fees paid by the fund to Schwab in its capacity as the fund’s paying agent will be passed through to the service providers, and Schwab will not retain any portion of such fees. The Plan also enables the fund to pay Schwab for certain sweep administration services, such as processing of automatic purchases and redemptions it provides to fund shareholders invested in the fund.

Pursuant to the Plan, the fund’s shares are subject to an annual shareholder servicing fee of up to 0.25%. The shareholder servicing fee paid to a particular service provider is made pursuant to its written agreement with Schwab (or, in the case of payments made to Schwab, pursuant to Schwab’s written agreement with the fund), and the fund will pay no more than 0.25% of the average annual daily net asset value of the fund shares owned by shareholders holding shares through such service providers. Pursuant to the Plan, the fund’s shares are subject to an annual sweep administration fee of up to 0.15%. The sweep administration fee paid to Schwab is based on the average daily net asset value of the fund shares owned by shareholders holding shares through Schwab. Payments under the Plan are made as described above regardless of Schwab’s or the service provider’s

 25

 Schwab Advisor Cash Reserves

Financial Notes (continued)

4. Affiliates and Affiliated Transactions (continued):

actual cost of providing the services. If the cost of providing the services under the Plan is less than the payment received, the unexpended portion of the fees may be retained as profit by Schwab or the service provider.

Contractual Expense Limitation

CSIM and its affiliates have made an additional agreement with the fund, for so long as CSIM serves as the investment adviser to the fund, which may only be amended or terminated with the approval of the fund’s Board, to limit the total annual fund operating expenses charged, excluding interest, taxes and certain non-routine expenses (“expense limitation”). The expense limitation as a percentage of average daily net assets is as follows:

Sweep Shares	0.66%
Premier Sweep Shares	0.59%

In addition, effective January 1, 2013 through December 31, 2013, CSIM and its affiliates agreed to waive an additional amount of the fund’s expenses equal to 0.035% of the fund’s average daily net assets.

During the period ended December 31, 2013, the fund waived $103,934,543 in expenses of which $32,619,274 was waived in accordance with the contractual expense limitations noted above and the remainder to maintain a positive net yield as noted below.

Voluntary Yield Waiver/Reimbursement

In addition to the contractual expense limitation agreements noted above, CSIM and its affiliates also may waive and/or reimburse expenses to the extent necessary to maintain a positive net yield for each share class of the fund. CSIM and its affiliates may recapture from the fund any of these expenses or fees they have waived and/or reimbursed until the third anniversary of the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. The reimbursement payments by the fund to CSIM and its affiliates are considered “non-routine expenses” and are not subject to any net operating expense limitations in effect at the time of such payment. This recapture could negatively affect the fund’s future yield. There were no prior year amounts recaptured. As of December 31, 2013, the balance of recoupable expenses is as follows:

	Expiration Date
	December 31, 2014	December 31, 2015	December 31, 2016	Total

Sweep Shares	$21,168,260	$19,328,373	$21,783,684	$62,280,317
Premier Sweep Shares	$44,182,521	$39,977,192	$49,531,585	$133,691,298

As of December 31, 2013, the fund had recoupable expenses expire in the amount of $15,882,287,and $30,275,610 for Sweep Shares and Premier Sweep Shares, respectively.

Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions with other Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate to be charged on a loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review by the Board. The fund had no interfund borrowing or lending activity during the period.

5. Board of Trustees:

The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted in the fund’s Statement of Operations. For information regarding the trustees please refer to Trustees and Officers table at the end of this report.

6. Borrowing from Banks:

The fund has access to custodian overdraft facilities, a committed line of credit of $150 million with State Street, an uncommitted line of credit of $100 million with Bank of America, N.A. and an uncommitted line of credit of $50 million with

26

 Schwab Advisor Cash Reserves

Financial Notes (continued)

6. Borrowing from Banks (continued):

Brown Brothers Harriman & Co. The fund pays interest on the amount it borrows at rates that are negotiated periodically. The fund also pays an annual fee to State Street for the committed line of credit.

There were no borrowings from the lines of credit by the fund during the period. However, the fund may have utilized its overdraft facility and incurred interest expense, which is disclosed in the Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

7. Federal Income Taxes:

As of December 31, 2013, the fund had no undistributed earnings on a tax basis.

Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2013, the fund had capital loss carryforwards of $1,362,660 available to offset future net capital gains before the expiration date of December 31, 2017.

For tax purposes, realized net capital losses and late-year ordinary losses incurred after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the year ended December 31, 2013, the fund had no capital losses deferred and had $315 capital losses utilized.

The tax-basis components of distributions paid during the current and prior fiscal years were as follows:

Current period distributions
Ordinary income	$2,203,993

Prior period distributions
Ordinary income	$1,999,440

Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes; there were no such differences in the current year. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.

Permanent book and tax basis differences may result in reclassifications between components of net assets as required. The adjustments will have no impact on net assets or the results of operations. As of December 31, 2013, no such reclassifications were required.

As of December 31, 2013, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the fund, and has determined that no provision for income tax is required in the fund’s financial statements. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended December 31, 2013, the fund did not incur any interest or penalties.

8. Other:

Subsequent to the period end, management determined that repurchase agreements held by the fund with one counterparty did not contain provisions whereby they could be sold or disposed of in the ordinary course of business within seven calendar days. Consequently, these repurchase agreements were reclassified as presumptively illiquid, causing the fund’s holdings of illiquid securities to exceed 5% of total assets at December 31, 2013 as noted in the Portfolio Holdings section. Upon reclassification, the fund temporarily ceased purchasing illiquid securities, and promptly thereafter, management reduced the illiquid securities held by the fund to less than 5% of total assets. Due to the reclassification, the fund may have exceeded 5% of total assets in illiquid securities from time to time since May 28, 2010 (the effective date of the 5% illiquidity threshold under Rule 2a-7). Had these repurchase agreements been presented as illiquid in the prior year, the holdings of illiquid securities in the financial statements at December 31, 2012 would have changed from 1.1% to 5.0% of net assets. The correction to reflect these securities as illiquid did not result in any financial impact to fund shareholders.

 27

 Schwab Advisor Cash Reserves

Financial Notes (continued)

9. Subsequent Events:

Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.

28

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of:
Schwab Advisor Cash Reserves

In our opinion, the accompanying statement of assets and liabilities, including the portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Schwab Advisor Cash Reserves (one of the portfolios constituting The Charles Schwab Family of Funds, hereafter referred to as the “Fund”) at December 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2013 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
San Francisco, California
February 24, 2014

 29

Trustees and Officers

The tables below give information about the trustees and officers of The Charles Schwab Family of Funds, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust. The Fund Complex includes 99 funds.

The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the funds’ Statement of Additional Information, which is available free by calling 1-800-435-4000.

 Independent Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Mariann Byerwalter 1960 Trustee (Trustee of The Charles Schwab Family of Funds since 2000.)	Chairman of JDN Corporate Advisory LLC (advisory services firm) (Oct. 2001 – present).	76	Director, WageWorks, Inc. (2010 – present) Director, Redwood Trust, Inc. (1998 – present) Director, PMI Group Inc. (2001 – 2009)

John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds since 2008.)	Senior Fellow, The Hoover Institution at Stanford University (Oct. 1979 – present); Senior Fellow, Stanford Institute for Economic Policy Research; Professor of Public Policy, Stanford University (Sept. 2000 – present).	76	Director, Gilead Sciences, Inc. (2005 – present) Director, Monaco Coach Corporation (2005 – 2009)

David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds since 2011.)	Private Investor.	76	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present)

Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds since 2011.)	Retired. Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services for consumers and small businesses) (Dec. 2008 – Aug. 2013).	76	Director, KLA-Tencor Corporation (2008 – present)

Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds since 2000.)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (1990 – present).	76	Director, Eaton (2012 – present)
Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – 2013)
Director, Oneok, Inc. (2009 – 2013)
			Lead Independent Director, Board of Cooper Industries (2002 – 2012)

Joseph H. Wender 1944 Trustee (Trustee of The Charles Schwab Family of Funds since 2008.)	Senior Consultant, Goldman Sachs & Co., Inc. (investment banking and securities firm) (Jan. 2008 – present); Partner, Colgin Partners, LLC (vineyards) (February 1998 – present).	76	Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals (1994 – present)

30

 Interested Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served)	During the Past Five Years	the Trustee	Other Directorships

Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of The Charles Schwab Family of Funds since 1989.)	Chairman and Director, The Charles Schwab Corporation, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc., Charles Schwab Bank, N. A.; Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I, Schwab International Holdings, Inc.; Chief Executive Officer, Schwab Holdings, Inc.; Through June 2007, Director, U.S. Trust Company, N. A., U.S. Trust Corporation, United States Trust Company of New York. Until October 2008, Chief Executive Officer, The Charles Schwab Corporation, Charles Schwab & Co., Inc.	76	None

Walter W. Bettinger II2 1960 Trustee (Trustee of The Charles Schwab Family of Funds since 2008.)	As of October 2008, President and Chief Executive Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation. Since October 2008, Director, The Charles Schwab Corporation. Since May 2008, Director, Charles Schwab & Co., Inc. and Schwab Holdings, Inc. Since 2006, Director, Charles Schwab Bank. Until October 2008, President and Chief Operating Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation. From 2004 through 2007, Executive Vice President and President, Schwab Investor Services. From 2004 through 2005, Executive Vice President and Chief Operating Officer, Individual Investor Enterprise, and from 2002 through 2004, Executive Vice President, Corporate Services.	99	None

 Officers of the Trust

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Marie Chandoha 1961 President and Chief Executive Officer (Officer of The Charles Schwab Family of Funds since 2010.)	Executive Vice President, Charles Schwab & Co., Inc. (Sept. 2010 – present); Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (March 2007 – August 2010).

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of The Charles Schwab Family of Funds since 2004.)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present), Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Treasurer and Chief Financial Officer, Laudus Funds (2006 – present); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – present) and Schwab ETFs (Oct. 2009 – present); Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) Limited (April 2005 – present).

Omar Aguilar 1970 Senior Vice President and Chief Investment Officer – Equities (Officer of The Charles Schwab Family of Funds since 2011.)	Senior Vice President and Chief Investment Officer — Equities, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Equities, Schwab Funds and Laudus Funds (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (May 2009 – April 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).

 31

 Officers of the Trust (continued)

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Brett Wander 1961 Senior Vice President and Chief Investment Officer – Fixed Income (Officer of The Charles Schwab Family of Funds since 2011.)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds and Laudus Funds (June 2011 – present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies, Loomis, Sayles & Company (April 2006 – Jan. 2008).

David Lekich 1964 Chief Legal Officer and Secretary (Officer of The Charles Schwab Family of Funds since 2011.)	Senior Vice President (Sept. 2011 – present), Vice President (March 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present), Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (April 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk, Laudus Funds (April 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.

Catherine MacGregor 1964 Vice President and Assistant Secretary (Officer of The Charles Schwab Family of Funds since 2005.)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (March 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009 – present).

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds retirement policy requires that independent trustees retire at age 72 or after twenty years as a trustee, whichever comes first. In addition, the retirement policy requires any independent trustee of Schwab Funds who also serves as an independent trustee of the Laudus Funds to retire from the Boards of the Schwab Funds upon their required retirement date from either the Boards of Trustees of the Schwab Funds or the Laudus Funds, whichever comes first.
[2]	Mr. Schwab and Mr. Bettinger are Interested Trustees because they own stock of The Charles Schwab Corporation, the parent company of the investment adviser.
[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

32

Glossary

144A securities These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.

agency discount notes Notes issued by federal agencies—known as Government Sponsored Enterprises, or GSEs—at a discount to their value at maturity. An agency discount note is a short-term investment alternative offering a high degree of credit quality.

asset-backed commercial paper A short-term investment that is typically issued by a bank or other financial institution. The notes represent an interest in financial assets such as trade receivables, credit card receivables, auto receivables, etc. and are generally used for the short-term financing needs of companies.

capital gain, capital loss The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the capital gain or loss is considered unrealized appreciation or depreciation.

collateralized mortgage obligation (CMO) A type of security that is collateralized by pools of mortgages backed by government agencies or private issuers (non-agency). The streams of principal and interest payments on the mortgages are distributed to the different classes of CMO interests, known as tranches. Each tranche may have different principal balances, coupon rates, prepayment risks, and maturity dates.

commercial paper Promissory notes issued by banks, corporations and other entities to finance short-term credit needs. These securities generally are structured on a discounted basis but sometimes may be interest-bearing notes. Commercial paper, which may be unsecured, is subject to credit risk.

corporate note An unsecured debt security issued by a corporation that is subject to the credit risk of the issuer.

credit-enhanced securities Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security’s value, are designed to help lower the risk of default on a security and may also make the security more liquid.

credit quality The capacity of an issuer to make its interest and principal payments. Federal regulations strictly regulate the credit quality of the securities a money market fund can buy.

credit ratings Debt issuers, including corporations, states and municipalities, may arrange with a recognized independent rating organization, such as Standard & Poor’s, Fitch, Inc., Moody’s Investor Service, and DBRS, to rate their creditworthiness and/or the creditworthiness of their debt issues. For example, an issuer may obtain a long-term rating within the investment grade rating category, which is, from high to low, AAA, AA, A and BBB for Standard & Poor’s, Fitch, and DBRS; and Aaa, Aa, A and Baa for Moody’s.

credit risk The risk that a debt issuer may be unable to pay interest or repay principal to its debt holders.

dollar-weighted average maturity See weighted average maturity.

effective yield A measurement of a fund’s yield that assumes that all interest income is reinvested in additional shares of the fund.

exchange-traded fund (ETF) An investment fund that tracks an index, a commodity or a basket of assets, and trades on an exchange.

expense ratio The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets for the year.

face value The value of a bond, note, mortgage or other security as given on the certificate or instrument. Face value is also referred to as par value or nominal value.

illiquid securities Securities are generally considered illiquid if they cannot be disposed of promptly (typically within seven days) and in the ordinary course of business at approximately the amount at which a fund has valued the instruments.

interest Payments to holders of debt securities as compensation for loaning a security’s principal to the issuer.

liquidity-enhanced security The security’s structure includes a liquidity arrangement that requires an entity other than the issuer (such as a large financial institution) to provide funds to pay a tender under most circumstances. Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities for repayment within a specified time period (usually one day or one week) at any time prior to their final maturity.

maturity The date a debt security is scheduled to be “retired” and its principal amount repaid. The Maturity of an investment will generally reflect the security’s final maturity date unless the security’s structure includes a maturity-shortening provision such as an interest rate reset, demand feature or put feature (the “Effective Maturity Date”). For those securities with a maturity-shortening provision, including variable-rate demand securities, the Maturity is determined by using the Effective Maturity Date, as permitted by Rule 2a-7.

municipal securities Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.

net asset value per share (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding. Money funds seek to maintain a steady NAV of $1.00.

outstanding shares, shares outstanding When speaking of a company or mutual fund, indicates all shares currently held by investors.

repurchase agreement (also known as a “repo”) The sale of a security combined with a simultaneous agreement to repurchase it at a predetermined date and price.

restricted securities Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.

Tier 1, Tier 2 Tier 1 is the highest category of credit quality, Tier 2 the second highest. A security’s tier can be established either by an independent rating organization or by a determination of the investment adviser. Money market fund shares and U.S. government securities are automatically considered Tier 1 securities.

 33

total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

variable rate demand obligations (VRDOs) Securities that have long maturities but which, because of their structure, require them to repay principal plus accrued interest within a specified timeframe (usually one or seven days) upon the demand of the bond holder. Depending on their structure, the repayment may be made by the bond issuer or by a financial institution, such as a highly rated bank.

weighted average life (WAL) For money market mutual funds as per rule 2a-7, the weighted average life calculation takes into account either the final maturity date for each security held in the portfolio or, when relevant, the date of the next demand feature (when the fund is scheduled to receive payment of principal and interest after a demand). Money funds are required to maintain a weighted average life of no more than 120 days. Weighted average life for all Schwab money market funds is available in each fund’s monthly schedule of portfolio holdings at www.schwabfunds.com/prospectus and also available in each fund’s Form N-MFP on the SEC’s website at www.sec.gov 60 days after the end of the month to which the information pertains.

weighted average maturity (WAM) For money market mutual funds as per rule 2a-7, the maturity date or Effective Maturity Date (see definition of maturity) of all the debt securities in its portfolio, or the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand, calculated as a weighted average. As a rule, the longer a fund’s weighted average maturity, the greater its interest rate risk. Money funds are required to maintain a weighted average maturity of no more than 60 days.

yield The income paid out by an investment, expressed as a percentage of the investments market value.

34

PRIVACY NOTICE
 THIS IS NOT PART OF THE SHAREHOLDER REPORT

A Commitment to Your Privacy

Your Privacy Is Not for Sale

We do not and will not sell your personal information to anyone, for any reason.

We are committed to protecting the privacy of information we maintain about you. Below are details about our commitment, including the types of information we collect and how we use and share that information. This Privacy Notice applies to you only if you are an individual who invests directly in the funds by placing orders through the funds’ transfer agent. If you place orders through your brokerage account at Charles Schwab & Co., Inc. or an account with another broker-dealer, investment advisor, 401(k) plan, employee benefit plan, administrator, bank or other financial intermediary, you are covered by the privacy policies of that financial institution and should consult those policies.

How We Collect Information About You

We collect personal information about you in a number of ways.

•	APPLICATION AND REGISTRATION INFORMATION.

We collect personal information from you when you open an account or utilize one of our services. We may also collect information about you from third parties such as consumer reporting agencies to verify your identity. The information we collect may include personal information, including your Social Security number, as well as details about your interests, investments and investment experience.

•	TRANSACTION AND EXPERIENCE INFORMATION.

Once your account has been opened, we collect and maintain personal information about your account activity, including your transactions, balances, positions and history. This information allows us to administer your account and provide the services you have requested.

•	WEBSITE USAGE.

When you visit our websites, we may use devices known as “cookies,” graphic interchange format files (GIFs), or other similar web tools to enhance your web experience. These tools help us to recognize you, maintain your web session, and provide a more personalized experience. To learn more, please click the Privacy link on our website.

How We Share and Use Your Information

We provide access to information about you to our affiliated companies, outside companies and other third parties in certain limited circumstances, including:

•	to help us process transactions for your account;

•	when we use other companies to provide services for us, such as printing and mailing your account statements;

•	when we believe that disclosure is required or permitted under law (for example, to cooperate with regulators or law enforcement, resolve consumer disputes, perform credit/authentication checks, or for risk control).

State Laws

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Safeguarding Your Information — Security Is a Partnership

We take precautions to ensure the information we collect about you is protected and is accessed only by authorized individuals or organizations.

Companies we use to provide support services are not allowed to use information about our shareholders for their own purposes and are contractually obligated to maintain strict confidentiality. We limit their use of information to the performance of the specific services we have requested.

We restrict access to personal information by our employees and agents. Our employees are trained about privacy and are required to safeguard personal information.

We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

Contact Us

To provide us with updated information, report suspected fraud or identity theft, or for any other questions, please call the number below.

Schwab Funds® direct investors:  1-800-407-0256

© 2013 Schwab Funds. All rights reserved.

Notes

Schwab Funds® offers you an extensive family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available Schwab Funds.

Whether you are an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund’s investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

Proxy Voting Policies, Procedures and Results

A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Fund’s website at www.schwabfunds.com/prospectus, the SEC’s website at http://www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabfunds.com/prospectus or the SEC’s website at http://www.sec.gov.

The Schwab Funds Family®

Stock Funds
Schwab Core Equity Fundtm
Schwab Dividend Equity Fundtm
Schwab Large-Cap Growth Fundtm
Schwab Small-Cap Equity Fundtm
Schwab Hedged Equity Fundtm
Schwab Financial Services Fundtm
Schwab Health Care Fundtm
Schwab® International Core Equity Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small Company Index Fund
Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Global Real Estate Fundtm
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab International Index Fund®

Asset Allocation Funds
Schwab Balanced Fundtm
Schwab MarketTrack All Equity Portfoliotm
Schwab MarketTrack Growth Portfoliotm
Schwab MarketTrack Balanced Portfoliotm
Schwab MarketTrack Conservative Portfoliotm
Schwab Target 2010 Fund
Schwab Target 2015 Fund
Schwab Target 2020 Fund
Schwab Target 2025 Fund
Schwab Target 2030 Fund
Schwab Target 2035 Fund
Schwab Target 2040 Fund
Schwab Target 2045 Fund
Schwab Target 2050 Fund
Schwab Target 2055 Fund
Schwab® Monthly Income Fund – Moderate Payout
Schwab® Monthly Income Fund – Enhanced Payout
Schwab® Monthly Income Fund – Maximum Payout

Bond Funds
Schwab Short-Term Bond Market Fundtm
Schwab Intermediate-Term Bond Fundtm
Schwab Total Bond Market Fundtm
Schwab GNMA Fundtm
Schwab® Treasury Inflation Protected Securities Index Fund
Schwab Tax-Free Bond Fundtm
Schwab California Tax-Free Bond Fundtm

Schwab Money Funds
Schwab offers an array of money market funds.1 Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.

[1]	Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105

Funds
Schwab Funds®
P.O. Box 3812, Englewood, CO 80155–3812

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
© 2014 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.
MFR31382-09
00110585

Annual report dated December 31, 2013, enclosed.

Schwab Taxable Money Funds

Schwab Government
Money Fundtm

Schwab U.S. Treasury
Money Fundtm

Schwab Treasury Obligations Money Fundtm
(closed to new investors)

Schwab Value Advantage
Money Fund®

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This wrapper is not part of the shareholder report.

Schwab Taxable Money Funds

Annual Report
December 31, 2013

Schwab Government
Money Fundtm

Schwab U.S. Treasury
Money Fundtm

Schwab Treasury Obligations Money Fundtm
(closed to new investors)

Schwab Value Advantage
Money Fund®

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In This Report

Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor: Charles Schwab & Co., Inc. (Schwab).

From the President

Marie Chandoha is President and CEO of Charles Schwab Investment Management, Inc. and the funds covered in this report.

For the 12 months ended December 31, 2013, yields on money market securities remained historically low.

Dear Shareholder,

As President and CEO of Charles Schwab Investment Management, Inc., I’d like to thank you for trusting us to help you meet your investment goals, and for reading this annual report concerning the Schwab Taxable Money Funds. These funds are part of our core solutions for investing in money market securities, and each fund is designed to offer stability of capital, liquidity, and income.

For the 12 months ended December 31, 2013, yields on money market securities remained historically low. The backdrop for these yields included policies by the Federal Reserve to stimulate the U.S. economy by attempting to hold down interest rates. With modest improvements in the economy, the Fed announced plans to begin “tapering” some of its stimulative policies in 2014. Likewise, the euro zone’s sovereign debt crisis seemed to become less of a concern amid efforts by the European Central Bank to support economic growth in the region, combined with progress on unifying the region’s banking system.

In related industry matters, the SEC proposed various ideas on reforming money funds in June 2013 that could impact the way in which these funds operate, and the SEC is currently reviewing feedback from the industry. However, the nature and implementation time line of any new rules remain relatively unknown and are subject to a lengthy rule-making and implementation process.

For more information about the Schwab Taxable Money Funds, please continue reading this report. In addition, you can find answers to frequently asked questions and further details about these products by visiting www.schwabfunds.com, or by contacting us at 1-800-435-4000.

Sincerely,

2 Schwab Taxable Money Funds

Fund Management

Linda Klingman, Managing Director and Head of Taxable Money Market Strategies, leads the portfolio management team of Schwab’s prime and government taxable money funds. Ms. Klingman also has overall responsibility for all aspects of the management of the funds. Prior to joining CSIM in 1990, Ms. Klingman worked for AIM Management, Inc. for five years, most recently as a senior money market trader. She has managed money market funds since 1988.

Lynn Paschen, Managing Director and Senior Portfolio Manager, is responsible for the day-to-day management of the Schwab Government Money Fund, Schwab U.S. Treasury Money Fund, and Schwab Treasury Obligations Money Fund. Prior to joining CSIM in 2011, Ms. Paschen held a number of positions at American Century Investments. She most recently was a portfolio manager, and from 2000 to 2003 worked as a fixed income trader. She has managed money market funds since 2003.

Mike Neitzke, Managing Director and Senior Portfolio Manager, is responsible for the day-to-day co-management of the Schwab Value Advantage Money Fund. Prior to joining CSIM in 2001, Mr. Neitzke spent 10 years as a principal at Wells Capital Management, where he managed taxable money market funds, including SEC-registered and ERISA-qualified funds. Prior to that, he was a portfolio manager with Union Capital Advisors in Los Angeles. He has worked in the financial industry as a portfolio manager since 1986.

Michael Lin, Portfolio Manager, is responsible for the day-to-day co-management of the Schwab Value Advantage Money Fund. Mr. Lin has been a portfolio manager with CSIM since 2006, and also worked in CSIM’s Fund Administration group for nearly four years, where he focused on security pricing and valuation of Schwab Funds. Prior to joining CSIM, he spent three years at American Century Investments, most recently as a senior trader of the taxable money market funds.

Jonathan Roman, Portfolio Manager, is responsible for the day-to-day co-management of the funds. Mr. Roman has been a portfolio manager with CSIM since 2010, and has held a number of positions at the firm since beginning his tenure in 2005. In 2009, he joined the Portfolio Management group as a Trader, and prior to that he worked in the Portfolio Operations and Analytics group providing trading support to the taxable money market desk.

Schwab Taxable Money Funds 3

Schwab Government Money Fund™

The Schwab Government Money Fund (the fund) seeks the highest current income consistent with stability of capital and liquidity. To pursue its goal, the fund principally invests in U.S. government securities, such as U.S. Treasury bills and notes, government agency discount notes, and repurchase agreements. For more information concerning the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.

Since December 2008, when the Federal Reserve (the Fed) first cut short-term interest rates to present-day levels, yields on money market securities have remained historically low—a trend that continued throughout the period. As a result, and to help the fund maintain a non-negative net yield, the fund’s investment adviser and its affiliates voluntarily waived certain fees or expenses during the reporting period.* For more information about the fund’s yield and other important characteristics, please review the charts and footnotes that follow this discussion.

Market Highlights. The Fed kept short-term interest rates near zero percent and tried to hold down long-term interest rates. The Fed’s efforts to stimulate economic growth seemed to help, with the housing market and labor market in particular showing signs of improvement. As a result, the Fed announced plans to begin winding down some of its stimulative policies in 2014.

In preparation for this policy shift, the Fed began daily test operations of its Reverse Repurchase Facility in September. The facility will sell securities to eligible buyers. The operation has the potential to help establish a floor for short-term interest rates and is expected to serve as another tool to assist the Fed in managing its monetary policies.

Meanwhile, regulatory requirements have increased the costs of selling short-term securities for many issuers. These costs, and persistently low rates, have encouraged the issuance of longer-term securities instead. Amid this environment, the supply of money market securities in which the portfolio typically invests generally declined.

In addition, unexpectedly strong cash inflows from taxes decreased the government’s need to issue U.S. Treasury bills during the second quarter, while late in the year, buyers who traditionally purchase longer-term securities showed strong demand for shorter-term securities in anticipation of the Fed’s policy shift. These combined factors led to historically low yields for many types of taxable money market securities.

Positioning and Strategies. The fund’s investment adviser focused on stability of capital and ensured liquidity amid the fluid market backdrop, adjusting the portfolio as conditions evolved. With yields on overnight repurchase agreements (repos) declining, the investment adviser reduced the fund’s holdings of these securities and strategically added Treasury securities with longer maturities in an effort to maintain the fund’s yield. In addition, the fund shifted between repos collateralized by government agency securities and repos collateralized by Treasuries amid seasonal supply and demand constraints.

As of 12/31/13:

 Portfolio Composition By Maturity1

% of investments

1-7 Days	24.5%
8-30 Days	26.7%
31-60 Days	17.5%
61-90 Days	10.3%
91-180 Days	14.3%
More than 180 Days	6.7%
Total	100.0%

 Statistics

Weighted Average Maturity[2]	58 Days
Credit Quality Of Holdings[3] % of portfolio	100% Tier 1

 Portfolio Composition by Security Type

% of investments

Government Agency Debt	72.1%
Treasury Debt	3.8%
Repurchase Agreement
Government Agency	12.7%
Treasury	11.4%
Total	100.0%

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Management views and portfolio holdings may have changed since the report date.

*	The investment adviser and its affiliates may recapture expenses or fees they waived under a voluntary yield waiver until the third anniversary of the end of the fiscal year in which such waiver occurs, subject to certain limitations. For more information on the potential impact of such recapture on future yields, see financial note 4.
[1]	As shown in the Portfolio Holdings section of the shareholder report.
[2]	Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
[3]	Based on ratings from Standard & Poor’s Corp., Moody’s Investors Service, Fitch Ratings, and/or DBRS, or, if unrated, is determined to be of comparable quality. The fund may use different ratings provided by other rating agencies for purposes of determining compliance with the fund’s investment policies. The fund itself has not been rated by an independent credit rating agency.

4 Schwab Government Money Fundtm

Performance and Fund Facts as of 12/31/13

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwabfunds.com/prospectus.

 Seven-Day Average Yield Trend for previous 12 months*

 Seven-Day Yields

The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.

Schwab Government Money Fundtm
Sweep
Shares

Ticker Symbol	SWGXX
Minimum Initial Investment	**

Seven-Day Yield[1]	0.00%

Seven-Day Yield–Without Contractual Expense Limitation[2]	-0.04%

Seven-Day Effective Yield[1]	0.00%

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Portfolio holdings may have changed since the report date.

*	The seven-day average yield was 0.01% until November 2013, and 0.00% from November 2013 through the end of the period.
**	Subject to the eligibility terms and conditions of your Schwab account agreement.
[1]	Yield reflects the effect of the fund’s agreement with the investment adviser and its affiliates to limit the fund’s total annual operating expenses to certain levels (contractual expense limitation). In addition, the investment adviser and its affiliates have voluntarily waived expenses in excess of the contractual expense limitation to maintain a non-negative net yield for the fund (voluntary yield waiver). Without the contractual expense limitation and the voluntary yield waiver, the fund’s yield would have been lower. For additional details, see financial note 4.
[2]	Yield does not reflect the effect of the contractual expense limitation, but does reflect the effect of the voluntary yield waiver. The voluntary yield waiver added 0.59% to the seven-day yield.

Schwab Government Money Fundtm 5

Schwab U.S. Treasury Money Fund™

The Schwab U.S. Treasury Money Fund (the fund) seeks the highest current income consistent with stability of capital and liquidity. To pursue its goal, the fund typically invests in securities backed by the full faith and credit of the U.S. government, under normal circumstances holding at least 80% of its net assets in U.S. Treasury securities. For more information concerning the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.

Since December 2008, when the Federal Reserve (the Fed) first cut short-term interest rates to present-day levels, yields on money market securities have remained historically low—a trend that continued throughout the period. As a result, and to help the fund maintain a non-negative net yield, the fund’s investment adviser and its affiliates voluntarily waived certain fees or expenses during the reporting period.* For more information about the fund’s yield and other important characteristics, please review the charts and footnotes that follow this discussion.

Market Highlights. The Fed kept short-term interest rates near zero percent and tried to hold down long-term interest rates. The Fed’s efforts to stimulate economic growth seemed to help, with the housing market and labor market in particular showing signs of improvement. As a result, the Fed announced plans to begin winding down some of its stimulative policies in 2014.

In preparation for this policy shift, the Fed began daily test operations of its Reverse Repurchase Facility in September. The facility will sell securities to eligible buyers. The operation has the potential to help establish a floor for short-term interest rates and is expected to serve as another tool to assist the Fed in managing its monetary policies.

In this environment, the supply of U.S. Treasury bills generally rose early in the year in typical seasonal fashion. However, unexpectedly strong cash inflows from taxes helped to reduce the government’s need to issue these securities during the second quarter. In addition, late in the year, buyers who traditionally purchase longer-term securities showed increased demand for U.S. Treasury bills in anticipation of the Fed’s policy shift. As a result, the available supply of these securities shrank overall in 2013, pressuring yields lower.

Positioning and Strategies. The fund’s investment adviser focused on stability of capital and ensured liquidity amid the fluid market backdrop, adjusting the portfolio as conditions evolved. With short-term Treasury yields falling during much of the period, the investment adviser strategically added Treasury securities with longer maturities in an effort to maintain the fund’s yield. In addition, government agency securities were added to the portfolio around mid-year as a defensive measure.

As of 12/31/13:

 Portfolio Composition By Maturity1

% of investments

1-7 Days	4.1%
8-30 Days	52.3%
31-60 Days	17.7%
61-90 Days	8.4%
91-180 Days	7.6%
More than 180 Days	9.9%
Total	100.0%

 Statistics

Weighted Average Maturity[3]	57 Days
Credit Quality Of Holdings[4] % of portfolio	100% Tier 1

 Portfolio Composition by Security Type2

% of investments

Treasury Debt	81.2%
Government Agency Debt	18.8%
Total	100.0%

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Management views and portfolio holdings may have changed since the report date.

*	The investment adviser and its affiliates may recapture expenses or fees they waived under a voluntary yield waiver until the third anniversary of the end of the fiscal year in which such waiver occurs, subject to certain limitations. For more information on the potential impact of such recapture on future yields, see financial note 4.
[1]	As shown in the Portfolio Holdings section of the shareholder report.
[2]	The Fund may elect to invest up to 20 percent of its net assets in (i) obligations that are issued by the U.S. government, its agencies or instrumentalities, including obligations that are not guaranteed by the U.S. Treasury and (ii) obligations that are issued by private issuers that are guaranteed as to principal or interest by the U.S. government, its agencies or instrumentalities. Please refer to the fund prospectus for further details on investment objectives, risks, charges, tax implications and expenses.
[3]	Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
[4]	Based on ratings from Standard & Poor’s Corp., Moody’s Investors Service, Fitch Ratings, and/or DBRS, or, if unrated, is determined to be of comparable quality. The fund may use different ratings provided by other rating agencies for purposes of determining compliance with the fund’s investment policies. The fund itself has not been rated by an independent credit rating agency.

6 Schwab U.S. Treasury Money Fundtm

Performance and Fund Facts as of 12/31/13

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwabfunds.com/prospectus.

 Seven-Day Average Yield Trend for previous 12 months

 Seven-Day Yields

The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.

Schwab U.S. Treasury Money Fundtm
Sweep
Shares

Ticker Symbol	SWUXX
Minimum Initial Investment	*

Seven-Day Yield[1]	0.00%

Seven-Day Yield–Without Contractual Expense Limitation[2]	-0.15%

Seven-Day Effective Yield[1]	0.00%

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Portfolio holdings may have changed since the report date.

*	Subject to the eligibility terms and conditions of your Schwab account agreement.
[1]	Yield reflects the effect of the fund’s agreement with the investment adviser and its affiliates to limit the fund’s total annual operating expenses to certain levels (contractual expense limitation). In addition, the investment adviser and its affiliates have voluntarily waived expenses in excess of the contractual expense limitation to maintain a non-negative net yield for the fund (voluntary yield waiver). Without the contractual expense limitation and the voluntary yield waiver, the fund’s yield would have been lower. For additional details, see financial note 4.
[2]	Yield does not reflect the effect of the contractual expense limitation, but does reflect the effect of the voluntary yield waiver. The voluntary yield waiver added 0.51% to the seven-day yield.

Schwab U.S. Treasury Money Fundtm 7

Schwab Treasury Obligations Money Fund™

The Schwab Treasury Obligations Money Fund (the fund) seeks current income consistent with stability of capital and liquidity. To pursue its goal, the fund typically invests in securities backed by the full faith and credit of the U.S. government and in repurchase agreements backed by such investments. For more information concerning the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.

Since December 2008, when the Federal Reserve (Fed) first cut short-term interest rates to present-day levels, yields on money market securities have remained historically low—a trend that continued throughout the period. As a result, and to help the fund maintain a non-negative net yield, the fund’s investment adviser and its affiliates voluntarily waived certain fees or expenses during the reporting period.* In addition, the fund was closed to new investors, effective October 4, 2013. For more information about the fund’s yield and other important characteristics, please review the charts and footnotes that follow this discussion.

Market Highlights. The Fed kept short-term interest rates near zero percent and tried to hold down long-term interest rates. The Fed’s efforts to stimulate economic growth seemed to help, with the housing market and labor market in particular showing signs of improvement. As a result, the Fed announced plans to begin winding down some of its stimulative policies in 2014.

In preparation for this policy shift, the Fed began daily test operations of its Reverse Repurchase Facility in September. The facility will sell securities to eligible buyers. The operation has the potential to help establish a floor for short-term interest rates and is expected to serve as another tool to help the Fed manage its monetary policies.

In this environment, the supply of U.S. Treasury bills generally rose early in the year in typical seasonal fashion. However, unexpectedly strong cash inflows from taxes helped to reduce the government’s need to issue these securities during the second quarter. In addition, late in the year, buyers who traditionally purchase longer-term securities showed increased demand for U.S. Treasury bills and other taxable money market securities in anticipation of the Fed’s policy shift. As a result, the available supply of these securities shrank overall in 2013, pressuring yields lower.

Positioning and Strategies. The fund’s investment adviser focused on stability of capital and ensured liquidity amid the fluid market backdrop, carefully managing the portfolio as conditions evolved. With yields on overnight repurchase agreements declining, the investment adviser reduced the fund’s holdings of these securities and strategically added Treasury securities with longer maturities in an effort to enhance the fund’s yield. In addition, government agency securities were added to the portfolio around mid-year as a defensive measure.

As of 12/31/13:

 Portfolio Composition By Maturity1

% of investments

1-7 Days	36.7%
8-30 Days	8.2%
31-60 Days	27.4%
61-90 Days	7.4%
91-180 Days	12.2%
More than 180 Days	8.1%
Total	100.0%

 Statistics

Weighted Average Maturity[2]	57 Days
Credit Quality Of Holdings[3] % of portfolio	100% Tier 1

 Portfolio Composition by Security Type

% of investments

Government Agency Debt	19.3%
Treasury Debt	50.8%
Repurchase Agreement
Treasury	29.9%
Total	100.0%

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Management views and portfolio holdings may have changed since the report date.

*	The investment adviser and its affiliates may recapture expenses or fees they waived under a voluntary yield waiver until the third anniversary of the end of the fiscal year in which such waiver occurs, subject to certain limitations. For more information on the potential impact of such recapture on future yields, see financial note 4.
[1]	As shown in the Portfolio Holdings section of the shareholder report.
[2]	Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
[3]	Based on ratings from Standard & Poor’s Corp., Moody’s Investors Service, Fitch Ratings, and/or DBRS, or, if unrated, is determined to be of comparable quality. The fund may use different ratings provided by other rating agencies for purposes of determining compliance with the fund’s investment policies. The fund itself has not been rated by an independent credit rating agency.

8 Schwab Treasury Obligations Money Fundtm

Performance and Fund Facts as of 12/31/13

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwabfunds.com/prospectus.

 Seven-Day Average Yield Trend for previous 12 months*

 Seven-Day Yields

The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.

	Schwab Treasury Obligations Money Fundtm
	Sweep	Value Advantage
	Shares	Shares

Ticker Symbol	SNTXX	SNOXX
Minimum Initial Investment[1]	**	$25,000[2]

Seven-Day Yield[3]	0.00%	0.00%

Seven-Day Yield–Without Contractual Expense Limitation[4]	-0.15%	-0.17%

Seven-Day Effective Yield[3]	0.00%	0.00%

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Portfolio holdings may have changed since the report date.

*	The seven-day average yield for the Sweep Shares and Value Advantage Shares was 0.01% until October 2013, and 0.00% from October 2013 through the end of the period.
**	Subject to the eligibility terms and conditions of your Schwab account agreement.
[1]	Please see prospectus for further detail and eligibility requirements.
[2]	Minimum initial investment for IRA and custodial accounts is $15,000.
[3]	Yield reflects the effect of the fund’s agreement with the investment adviser and its affiliates to limit each share class’ total annual operating expenses to certain levels (contractual expense limitation). In addition, the investment adviser and its affiliates have voluntarily waived expenses in excess of the contractual expense limitation to maintain a non-negative net yield for the fund (voluntary yield waiver). Without the contractual expense limitation and the voluntary yield waiver, the fund’s yield would have been lower. For additional details, see financial note 4.
[4]	Yield does not reflect the effect of the contractual expense limitation, but does reflect the effect of the voluntary yield waiver. The voluntary yield waiver added 0.54% and 0.34% to the seven-day yields of the Sweep Shares and Value Advantage Shares, respectively.

Schwab Treasury Obligations Money Fundtm 9

Schwab Value Advantage Money Fund®

The Schwab Value Advantage Money Fund (the fund) seeks the highest current income consistent with stability of capital and liquidity. To pursue its goal, the fund invests in high-quality, short-term money market instruments issued by U.S. and foreign issuers. Examples of these securities include commercial paper, certificates of deposit, repurchase agreements, variable-rate debt securities, and obligations issued by the U.S. government or its agencies and instrumentalities. For more information concerning the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.

Since December 2008, when the Federal Reserve (the Fed) first cut short-term interest rates to present-day levels, yields on money market securities have remained historically low—a trend that continued throughout the period. As a result, and to help the fund maintain a positive net yield, the fund’s investment adviser and its affiliates voluntarily waived certain fees or expenses during the reporting period.* For more information about the fund’s yield and other important characteristics, please review the charts and footnotes that follow this discussion.

Market Highlights. The euro zone’s sovereign debt crisis appeared to stabilize during 2013, while in the U.S., the Fed kept short-term interest rates near zero percent and tried to hold down long-term interest rates. The Fed’s efforts to stimulate economic growth seemed to help, with the housing market and labor market in particular showing signs of improvement. As a result, the Fed announced plans to begin winding down some of its stimulative policies in 2014.

In preparation for this policy shift, the Fed began daily test operations of its Reverse Repurchase Facility in September. The facility will sell securities to eligible buyers. The operation has the potential to help establish a floor for short-term interest rates and is expected to serve as another tool to assist the Fed in managing its monetary policies.

Meanwhile, regulatory requirements have increased the costs of selling short-term securities for many issuers. These costs, and persistently low rates, have encouraged the issuance of longer-term securities instead. Amid this environment, the supply of money market securities in which the portfolio typically invests generally declined.

In addition, unexpectedly strong cash inflows from taxes decreased the government’s need to issue U.S. Treasury bills during the second quarter, while late in the year, buyers who traditionally purchase longer-term securities showed strong demand for shorter-term securities in anticipation of the Fed’s policy shift. These combined factors led to historically low yields for many types of taxable money market securities.

Positioning and Strategies. The fund’s investment adviser focused on stability of capital and ensured liquidity as the market backdrop evolved. In light of the generally stable conditions in the euro zone and support from the European Central Bank for the region’s banking system, the fund continued to selectively invest in securities from countries such as France and Germany. The investment adviser also added securities from countries such as Australia, Canada, Japan, and Sweden that passed a rigorous screening process and seemed to offer attractive yields. In addition, the fund shifted between repurchase agreements (repos) collateralized by government agency securities and repos collateralized by Treasuries amid seasonal supply and demand constraints, while a dwindling supply of asset-backed commercial paper led the fund to reduce its holdings of these securities.

As of 12/31/13:
 Portfolio Composition By Maturity1

% of investments

1-7 Days	33.1%
8-30 Days	19.1%
31-60 Days	14.0%
61-90 Days	11.7%
91-180 Days	17.0%
More than 180 Days	5.1%
Total	100.0%

 Statistics

Weighted Average Maturity[2]	54 Days
Credit Quality Of Holdings[3] % of portfolio	99.96% Tier 1

 Portfolio Composition by Security Type

% of investments

Commercial Paper
Asset Backed	8.2%
Financial Company	6.8%
Other	1.5%
Certificate Of Deposit	45.1%
Government Agency Debt	3.0%
Other Instrument	1.3%
Variable Rate Demand Note	0.1%
Other Note	3.6%
Repurchase Agreement
Government Agency	9.6%
Treasury	16.0%
Other	4.8%
Total	100.0%

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Management views and portfolio holdings may have changed since the report date.

*	The investment adviser and its affiliates may recapture expenses or fees they waived under a voluntary yield waiver until the third anniversary of the end of the fiscal year in which such waiver occurs, subject to certain limitations. For more information on the potential impact of such recapture on future yields, see financial note 4.
[1]	As shown in the Portfolio Holdings section of the shareholder report.
[2]	Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
[3]	Based on ratings from Standard & Poor’s Corp., Moody’s Investors Service, Fitch Ratings, and/or DBRS, or, if unrated, is determined to be of comparable quality. The fund may use different ratings provided by other rating agencies for purposes of determining compliance with the fund’s investment policies. The fund itself has not been rated by an independent credit rating agency.

10 Schwab Value Advantage Money Fund®

Performance and Fund Facts as of 12/31/13

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwabfunds.com/prospectus.

 Seven-Day Average Yield Trend for previous 12 months*

 Seven-Day Yields

The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.

	Schwab Value Advantage Money Fund®
	Investor	Select	Institutional	Institutional Prime
	Shares	Shares®	Shares	Shares®

Ticker Symbol	SWVXX	SWBXX	SWAXX	SNAXX
Minimum Initial Investment[1]	$25,000[2]	$1,000,000	$3,000,000	$10,000,000

Seven-Day Yield[3]	0.01%	0.01%	0.01%	0.02%

Seven-Day Yield–Without Contractual Expense Limitation[4]	-0.12%	-0.12%	-0.12%	-0.12%

Seven-Day Effective Yield[3]	0.01%	0.01%	0.01%	0.02%

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Portfolio holdings may have changed since the report date.

*	The seven-day average yield for the Investor Shares, Select Shares, and Institutional Shares was 0.01% throughout the entire period.
[1]	Please see prospectus for further detail and eligibility requirements.
[2]	Minimum initial investment for IRA and custodial accounts is $15,000.
[3]	Yield reflects the effect of the fund’s agreement with the investment adviser and its affiliates to limit each share class’ total annual operating expenses to certain levels (contractual expense limitation). In addition, the investment adviser and its affiliates have voluntarily waived expenses in excess of the contractual expense limitation to maintain a positive net yield for certain share classes of the fund (voluntary yield waiver). Without the contractual expense limitation and the voluntary yield waiver (if any), the fund’s yield would have been lower. For additional details, see financial note 4.
[4]	Yield does not reflect the effect of the contractual expense limitation, but does reflect the effect of the voluntary yield waiver (if any). The voluntary yield waiver added 0.20%, 0.10%, and 0.02% to the seven-day yield of the Investor Shares, Select Shares, and Institutional Shares, respectively.

Schwab Value Advantage Money Fund® 11

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

As a fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees; and (2) ongoing costs, including management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning July 1, 2013 and held through December 31, 2013.

Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled “Expenses Paid During Period.”

Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s or share class’ actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in a fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio[1]	Account Value	(Net of Expenses)	During Period[2]
	(Annualized)	at 7/1/13	at 12/31/13	7/1/13–12/31/13

Schwab Government Money Fundtm
Actual Return	0.10%	$1,000.00	$1,000.00	$0.50
Hypothetical 5% Return	0.10%	$1,000.00	$1,024.70	$0.51

Schwab U.S. Treasury Money Fundtm
Actual Return	0.06%	$1,000.00	$1,000.00	$0.30
Hypothetical 5% Return	0.06%	$1,000.00	$1,024.90	$0.31

Schwab Treasury Obligations Money Fundtm
Sweep Shares
Actual Return	0.07%	$1,000.00	$1,000.00	$0.35
Hypothetical 5% Return	0.07%	$1,000.00	$1,024.85	$0.36
Value Advantage Shares®
Actual Return	0.07%	$1,000.00	$1,000.00	$0.35
Hypothetical 5% Return	0.07%	$1,000.00	$1,024.85	$0.36

Schwab Value Advantage Money Fund®
Investor Shares
Actual Return	0.23%	$1,000.00	$1,000.10	$1.16
Hypothetical 5% Return	0.23%	$1,000.00	$1,024.05	$1.17
Select Shares®
Actual Return	0.23%	$1,000.00	$1,000.10	$1.16
Hypothetical 5% Return	0.23%	$1,000.00	$1,024.05	$1.17
Institutional Shares
Actual Return	0.23%	$1,000.00	$1,000.10	$1.16
Hypothetical 5% Return	0.23%	$1,000.00	$1,024.05	$1.17
Institutional Prime Shares®
Actual Return	0.21%	$1,000.00	$1,000.10	$1.06
Hypothetical 5% Return	0.21%	$1,000.00	$1,024.15	$1.07

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights which covers a 12-month period.
[2]	Expenses for each fund or share class are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days of the period, and divided by 365 days of the fiscal year.

12 Schwab Taxable Money Funds

Schwab Government Money Fund™

Financial Statements

Financial Highlights

	1/1/13–		1/1/12–		1/1/11–		1/1/10–		1/1/09–
	12/31/13		12/31/12		12/31/11		12/31/10		12/31/09

Per-Share Data ($)

Net asset value at beginning of period	1.00		1.00		1.00		1.00		1.00

Income (loss) from investment operations:
Net investment income (loss)	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]
Net realized and unrealized gains (losses)	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]

Total from investment operations	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]
Less distributions:
Distributions from net investment income	(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]

Net asset value at end of period	1.00		1.00		1.00		1.00		1.00

Total return (%)	0.01		0.01		0.01		0.01		0.09

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.12	[2]	0.16	[2]	0.15	[2]	0.23	[2]	0.50	[2,3]
Gross operating expenses	0.72		0.73		0.73		0.73		0.74
Net investment income (loss)	0.01		0.01		0.01		0.01		0.09
Net assets, end of period ($ x 1,000,000)	21,706		19,445		17,829		14,514		14,555

1 Per-share amount was less than $0.01.
2 Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation. (See financial note 4)
3 The ratio of net operating expenses would have been 0.49% if certain non-routine expenses (participation fees for the Treasury’s Temporary Guarantee Program for Money Market Funds) had not been incurred.

See financial notes 13

 Schwab Government Money Fund

Portfolio Holdings as of December 31, 2013

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also files a complete schedule of portfolio holdings with the SEC monthly on Form N-MFP which is available 60 days after the end of the month to which the information pertains. A monthly schedule of portfolio holdings is also available by visiting the fund’s website at www.schwabfunds.com/prospectus along with a link to the fund’s Form N-MFP filings on the SEC’s website.

For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the effective maturity and maturity date are the same, the date will appear in the maturity date column.

		Cost	Value
Holdings by Category		($)	($)

53.7%	Fixed-Rate Obligations	11,664,973,526	11,664,973,526
23.5%	Variable-Rate Obligations	5,103,891,641	5,103,891,641
24.6%	Repurchase Agreements	5,328,704,736	5,328,704,736

101.8%	Total Investments	22,097,569,903	22,097,569,903
(1.8%)	Other Assets and Liabilities, Net		(391,440,032)

100.0%	Net Assets		21,706,129,871

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Fixed-Rate Obligations 53.7% of net assets

Government Agency Debt 49.8%
Fannie Mae		0.06%		01/03/14	40,000,000	39,999,867
		0.07%		01/03/14	165,000,000	164,999,358
		0.10%		01/08/14	100,000,000	99,998,056
		0.13%		01/21/14	100,000,000	99,993,056
		0.09%		02/03/14	128,320,685	128,310,099
		2.75%		02/05/14	75,000,000	75,183,351
		0.12%		02/24/14	50,000,000	49,991,000
		0.07%		02/26/14	75,402,000	75,393,790
		0.11%		03/03/14	220,808,000	220,766,844
		2.75%		03/13/14	109,277,000	109,830,263
		0.13%		07/23/14	50,000,000	49,963,347
		0.16%		11/17/14	100,000,000	99,857,778

Federal Home Loan Bank		0.02%		01/02/14	250,000,000	249,999,861
		0.06%		01/02/14	205,400,000	205,399,658
		0.17%		01/02/14	5,000,000	4,999,976
		0.05%		01/03/14	13,500,000	13,499,966
		0.11%		01/06/14	150,000,000	149,997,708
		0.01%		01/08/14	8,600,000	8,599,983
		0.07%		01/10/14	1,100,000	1,099,982
		0.01%		01/15/14	4,005,000	4,004,984
		0.03%		01/15/14	17,760,000	17,759,827
		0.16%		01/15/14	10,000,000	9,999,378
		0.01%		01/17/14	8,700,000	8,699,961
		0.04%		01/17/14	17,100,000	17,099,734
		0.10%		01/17/14	146,000,000	145,993,771
		0.15%		01/17/14	207,677,000	207,663,155
		0.03%		01/22/14	115,101,000	115,099,321
		0.06%		01/24/14	250,000,000	249,990,417
		0.07%		01/29/14	182,000,000	181,990,799
		0.06%		02/03/14	200,000,000	199,989,000
		0.06%		02/11/14	100,000,000	99,993,167
		0.07%		02/12/14	72,264,000	72,258,520
		0.08%		02/12/14	232,100,000	232,079,691

14 See financial notes

 Schwab Government Money Fund

Portfolio Holdings continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
		0.08%		02/14/14	100,000,000	99,990,833
		0.05%		02/18/14	150,000,000	149,990,000
		0.08%		02/18/14	50,000,000	49,994,667
		0.25%		02/18/14	46,000,000	46,006,741
		0.07%		02/19/14	6,100,000	6,099,419
		0.05%		02/26/14	102,600,000	102,592,020
		0.07%		02/26/14	25,000,000	24,997,278
		0.05%		02/27/14	250,000,000	249,980,556
		0.06%		03/03/14	162,350,000	162,333,494
		0.18%		03/04/14	217,160,000	217,156,353
		0.09%		03/07/14	50,000,000	49,991,875
		0.09%		03/10/14	290,000,000	290,005,508
		0.09%		03/12/14	125,484,000	125,462,040
		2.38%		03/14/14	18,170,000	18,250,254
		0.07%		03/17/14	175,000,000	174,994,432
		0.11%		03/19/14	130,000,000	129,970,248
		0.13%		03/19/14	130,000,000	129,998,175
		0.13%		03/27/14	186,500,000	186,490,560
		0.08%		03/28/14	42,300,000	42,292,421
		0.10%		03/28/14	100,000,000	99,977,306
		0.12%		03/28/14	70,000,000	69,996,425
		0.09%		04/11/14	50,000,000	49,987,500
		0.16%		04/11/14	20,000,000	20,000,440
		0.25%		04/11/14	91,400,000	91,435,098
		0.18%		04/15/14	55,000,000	54,998,837
		0.10%		04/16/14	85,000,000	84,976,448
		0.13%		04/16/14	139,000,000	138,995,188
		0.13%		04/22/14	150,000,000	149,994,517
		0.17%		04/22/14	105,000,000	105,004,066
		0.17%		04/24/14	90,000,000	90,003,646
		0.18%		05/01/14	75,000,000	74,956,250
		0.11%		05/07/14	6,894,000	6,891,346
		0.10%		05/08/14	150,000,000	149,991,775
		0.11%		05/14/14	100,000,000	99,959,361
		0.14%		05/16/14	35,800,000	35,781,876
		0.14%		05/22/14	62,700,000	62,701,020
		0.12%		05/23/14	204,500,000	204,402,931
		0.10%		05/27/14	100,000,000	99,987,617
		0.11%		06/02/14	138,000,000	137,987,642
		0.14%		06/04/14	142,000,000	141,917,995
		0.14%		06/06/14	24,900,000	24,885,434
		0.13%		06/20/14	84,000,000	83,979,488
		0.13%		06/27/14	25,000,000	24,984,021
		0.18%		07/18/14	40,000,000	39,999,476
		0.14%		07/28/14	25,000,000	24,980,500
		5.50%		08/13/14	50,000,000	51,632,715
		0.12%		08/14/14	150,000,000	149,975,443
		0.12%		08/15/14	110,000,000	109,981,855
		0.13%		09/03/14	65,750,000	65,733,687
		0.20%		09/15/14	132,500,000	132,495,554
		0.13%		09/16/14	36,500,000	36,490,268
		0.13%		09/23/14	32,000,000	31,991,419
		0.16%		10/02/14	100,000,000	99,987,300
		0.17%		10/28/14	85,025,000	85,027,202
		0.13%		11/04/14	25,000,000	24,990,220
		0.24%		01/21/15	50,000,000	50,000,000

Freddie Mac		0.01%		01/15/14	4,500,000	4,499,983
		4.50%		01/15/14	12,308,000	12,328,701
		0.09%		01/21/14	15,000,000	14,999,250
		0.09%		01/22/14	134,050,000	134,042,962
		0.11%		01/22/14	200,000,000	199,987,167
		0.10%		01/23/14	6,360,000	6,359,631
		0.03%		01/28/14	30,800,000	30,799,423
		5.00%		01/30/14	15,833,000	15,894,544

See financial notes 15

 Schwab Government Money Fund

Portfolio Holdings continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
		0.15%		02/14/14	100,000,000	99,981,667
		0.10%		02/20/14	50,000,000	49,993,056
		0.18%		02/24/14	75,000,000	74,979,750
		1.38%		02/25/14	110,811,000	111,014,499
		0.11%		03/19/14	50,000,000	49,988,236
		0.11%		03/20/14	50,000,000	49,988,083
		2.50%		04/23/14	176,059,000	177,352,795
		0.38%		04/28/14	250,000,000	250,209,723
		0.09%		05/06/14	100,000,000	99,968,750
		0.11%		05/08/14	150,000,000	149,941,791
		0.12%		05/27/14	124,350,000	124,289,483
		0.12%		06/18/14	100,000,000	99,944,000
		1.00%		07/30/14	41,215,000	41,417,202
		1.00%		08/27/14	15,449,000	15,530,283
		0.15%		09/16/14	145,750,000	145,593,319
		0.15%		10/20/14	40,000,000	39,951,333
		0.32%		12/03/14	100,000,000	100,128,885
		0.35%		12/05/14	51,161,000	51,240,277

						10,824,609,201

Treasury Debt 3.9%
United States Treasury Department		0.04%		01/02/14	100,000,000	99,999,889
		1.00%		01/15/14	175,000,000	175,061,520
		0.03%		01/23/14	50,000,000	49,999,007
		0.25%		01/31/14	175,000,000	175,026,183
		1.25%		04/15/14	15,000,000	15,046,006
		0.09%		06/26/14	300,000,000	299,873,867
		2.63%		07/31/14	25,000,000	25,357,853

						840,364,325

Total Fixed-Rate Obligations
(Cost $11,664,973,526)						11,664,973,526

Variable-Rate Obligations 23.5% of net assets

Government Agency Debt 23.5%
Fannie Mae		0.30%	01/02/14	01/27/14	7,800,000	7,801,178
		0.28%	01/02/14	03/04/14	22,595,000	22,598,837
		0.15%	01/20/14	06/20/14	540,605,000	540,666,304
		0.37%	01/02/14	10/27/14	74,550,000	74,721,226
		0.13%	01/27/14	02/27/15	426,837,000	426,874,345
		0.14%	01/05/14	08/05/15	150,000,000	149,951,469

Farm Credit System		0.17%		01/15/14	1,000,000	1,000,021
		0.13%	01/10/14	03/10/14	100,000,000	100,001,999
		0.13%	01/12/14	05/12/14	4,455,000	4,454,916
		0.18%	01/02/14	07/21/14	95,000,000	95,066,485
		0.13%	01/15/14	09/15/14	100,000,000	99,996,395
		0.25%	01/02/14	01/20/15	20,850,000	20,883,303
		0.20%	01/07/14	08/27/15	50,000,000	49,991,728

Federal Home Loan Bank		0.06%		01/03/14	75,000,000	74,999,917
		0.06%		01/27/14	335,000,000	334,991,232
		0.14%	01/02/14	02/03/14	215,500,000	215,505,436
		0.10%	01/12/14	02/12/14	125,000,000	124,998,588
		0.11%	01/28/14	02/28/14	200,000,000	199,996,835
		0.10%	01/12/14	03/12/14	200,000,000	200,008,451
		0.16%	01/02/14	04/04/14	50,000,000	50,009,084
		0.14%	01/02/14	04/15/14	50,000,000	50,008,665
		0.10%	01/22/14	04/22/14	75,000,000	74,999,965
		0.11%	01/25/14	04/25/14	150,000,000	150,000,000
		0.14%	01/02/14	04/25/14	25,000,000	25,004,749

16 See financial notes

 Schwab Government Money Fund

Portfolio Holdings continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
		0.11%	01/02/14	05/02/14	150,000,000	150,000,370
		0.11%	01/15/14	05/15/14	134,000,000	134,000,346
		0.11%	01/16/14	05/16/14	150,000,000	150,015,119
		0.21%	01/02/14	06/11/14	83,000,000	83,047,524
		0.08%	01/16/14	06/16/14	100,000,000	99,997,691
		0.14%	01/26/14	06/26/14	75,000,000	75,003,867
		0.08%	01/15/14	08/15/14	150,000,000	149,995,155
		0.11%	01/20/14	08/20/14	50,000,000	50,000,000
		0.11%	01/26/14	11/26/14	150,000,000	149,980,701
		0.12%	01/19/14	12/19/14	300,000,000	299,992,855
		0.13%	01/12/14	02/12/15	50,000,000	50,000,000
		0.12%	01/23/14	02/23/15	192,000,000	191,989,072
		0.13%	01/10/14	04/10/15	75,000,000	75,000,652
		0.17%	03/09/14	12/09/15	50,000,000	50,000,000

Freddie Mac		0.38%	01/02/14	10/07/14	150,000,000	150,337,161
		0.24%	01/10/14	11/10/14	150,000,000	150,000,000

Total Variable-Rate Obligations
(Cost $5,103,891,641)						5,103,891,641

					Maturity
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Repurchase Agreements 24.6% of net assets

Government Agency Repurchase Agreements* 13.0%
Credit Suisse Securities (USA), LLC
Issued 12/31/13, repurchase date 01/02/14 (Collateralized by U.S. Government Agency Securities valued at $1,740,564, 4.09%, due 05/15/54)		0.02%		01/02/14	1,704,738	1,704,736
Issued 10/01/13, repurchase date 01/03/14 (Collateralized by U.S. Treasury Securities valued at $255,000,275, 0.00%, due 01/09/14 - 07/24/14)		0.09%		01/03/14	250,058,750	250,000,000
Issued 11/01/13, repurchase date 02/14/14 (Collateralized by U.S. Treasury Securities valued at $204,002,859, 0.00%, due 03/27/14 - 04/03/14)	a	0.11%		02/14/14	200,064,167	200,000,000

Deutsche Bank Securities, Inc
Issued 10/25/13, repurchase date 01/23/14 (Collateralized by U.S. Government Agency Securities valued at $257,034,794, 2.13% - 5.00%, due 08/31/20 - 12/16/47)	a	0.10%		01/23/14	250,062,500	250,000,000
Issued 11/01/13, repurchase date 02/03/14 (Collateralized by U.S. Government Agency Securities valued at $307,896,353, 0.25% - 5.00%, due 05/15/15 - 10/15/48)	a	0.10%		02/03/14	300,078,333	300,000,000
Issued 11/15/13, repurchase date 02/03/14 (Collateralized by U.S. Government Agency Securities valued at $515,905,126, 0.69% - 4.00%, due 12/16/39 - 08/01/43)	a	0.10%		02/03/14	500,111,111	500,000,000
Issued 11/18/13, repurchase date 02/06/14 (Collateralized by U.S. Government Agency Securities valued at $364,000,001, 0.52% - 6.50%, due 03/15/27 - 08/15/43)	a	0.09%		02/06/14	350,070,000	350,000,000
Issued 11/07/13, repurchase date 02/10/14 (Collateralized by U.S. Treasury Securities valued at $204,000,089, 0.25% - 3.88%, due 04/15/16 - 08/15/40)	a	0.10%		02/10/14	200,052,778	200,000,000
Issued 12/23/13, repurchase date 03/17/14 (Collateralized by U.S. Government Agency Securities valued at $103,215,259, 2.13% - 5.50%, due 12/31/15 - 06/15/53)	a	0.10%		03/17/14	100,023,333	100,000,000

Goldman Sachs & Co
Issued 12/26/13, repurchase date 01/02/14 (Collateralized by U.S. Government Agency Securities valued at $102,000,000, 2.50% - 4.00%, due 08/01/26 - 03/01/28)		0.05%		01/02/14	100,000,972	100,000,000

See financial notes 17

 Schwab Government Money Fund

Portfolio Holdings continued

					Maturity
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

JP Morgan Securities, LLC
Issued 11/12/13, repurchase date 02/03/14 (Collateralized by U.S. Government Agency Securities valued at $154,523,133, 2.75% - 4.00%, due 11/01/33 - 07/01/42)	a	0.11%		02/03/14	150,038,042	150,000,000

Merrill Lynch, Pierce, Fenner & Smith, Inc
Issued 11/04/13, repurchase date 02/03/14 (Collateralized by U.S. Government Agency Securities valued at $103,000,000, 2.75% - 4.50%, due 10/25/31 - 10/25/42)		0.07%		01/07/14	100,012,444	100,000,000

Morgan Stanley & Co, LLC
Issued 12/27/13, repurchase date 01/03/14 (Collateralized by U.S. Government Agency Securities valued at $204,000,001, 1.65% - 6.00%, due 07/01/21 - 06/01/43)		0.04%		01/03/14	200,001,556	200,000,000
Issued 12/30/13, repurchase date 01/06/14 (Collateralized by U.S. Government Agency Securities valued at $107,100,000, 2.48% - 6.50%, due 12/01/28 - 10/01/47)		0.04%		01/06/14	105,000,817	105,000,000

						2,806,704,736

Treasury Repurchase Agreements 11.6%
Barclays Capital, Inc
Issued 12/03/13, repurchase date 02/03/14 (Collateralized by U.S. Treasury Securities valued at $459,000,074, 0.25% - 4.75%, due 01/15/14 - 08/15/22)		0.06%		01/07/14	450,026,250	450,000,000

Federal Reserve Bank of New York
Issued 12/31/13, repurchase date 01/02/14 (Collateralized by U.S. Treasury Securities valued at $1,572,002,697, 3.13%, due 05/15/19)		0.03%		01/02/14	1,572,002,620	1,572,000,000

Goldman Sachs & Co
Issued 12/17/13, repurchase date 01/22/14 (Collateralized by U.S. Treasury Securities valued at $255,000,110, 0.13% - 2.00%, due 01/15/16 - 01/15/23)		0.05%		01/07/14	250,007,292	250,000,000

Merrill Lynch, Pierce, Fenner & Smith, Inc
Issued 09/05/13, repurchase date 01/02/14 (Collateralized by U.S. Treasury Securities valued at $255,000,018, 0.00% - 0.63%, due 01/30/14 - 08/31/17)		0.06%		01/02/14	250,049,583	250,000,000

						2,522,000,000

Total Repurchase Agreements
(Cost $5,328,704,736)						5,328,704,736

End of Investments.

At 12/31/13, the tax basis cost of the fund’s investments was $22,097,569,903.

*	Usually collateralized via U.S. Government Agency Securities or less frequently by U.S. Treasury Securities.
a	Illiquid security. At the period end, the value of these amounted to $2,050,000,000 or 9.4% of net assets (see financial note 8).

At December 31, 2013, all of the fund’s investment securities were classified as Level 2. The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended December 31, 2013. The breakdown of the fund’s investments into major categories is disclosed on the portfolio holdings. (See financial note 2(a) for additional information)

18 See financial notes

 Schwab Government Money Fund

Statement of
Assets and Liabilities
As of December 31, 2013

Assets

Investments, at cost and value		$16,768,865,167
Repurchase agreements, at cost and value	+	5,328,704,736

Total investments, at cost and value (Note 2a)		22,097,569,903
Receivables:
Interest		8,723,772
Prepaid expenses	+	167,333

Total assets		22,106,461,008

Liabilities

Payables:
Investments bought		399,967,856
Shareholder service fees		143,827
Accrued expenses	+	219,454

Total liabilities		400,331,137

Net Assets

Total assets		22,106,461,008
Total liabilities	−	400,331,137

Net assets		$21,706,129,871

Net Assets by Source
Capital received from investors		21,706,110,241
Net investment income not yet distributed		19,630

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$21,706,129,871		21,706,839,938		$1.00

See financial notes 19

 Schwab Government Money Fund

Statement of
Operations
For the period January 1, 2013 through December 31, 2013

Investment Income

Interest		$24,742,490

Expenses

Investment adviser and administrator fees		61,590,295
Shareholder service fees		79,230,079
Shareholder reports		624,295
Registration fees		580,606
Portfolio accounting fees		480,847
Custodian fees		386,989
Independent trustees’ fees		80,112
Professional fees		68,689
Transfer agent fees		21,476
Other expenses	+	390,105

Total expenses		143,453,493
Expense reduction by CSIM and its affiliates	−	120,359,097

Net expenses	−	23,094,396

Net investment income		1,648,094

Realized Gains (Losses)

Net realized gains on investments		172,702

Increase in net assets resulting from operations		$1,820,796

20 See financial notes

 Schwab Government Money Fund

Statement of
Changes in Net Assets
For the current and prior report periods

Operations

1/1/13-12/31/13			1/1/12-12/31/12
Net investment income		$1,648,094	$1,748,612
Net realized gains	+	172,702	26,210

Increase in net assets from operations		1,820,796	1,774,822

Distributions to Shareholders

Distributions from net investment income		(1,648,094)	(1,748,644)

Transactions in Fund Shares*

Shares sold		89,949,887,165	76,075,888,912
Shares reinvested		1,539,332	1,650,933
Shares redeemed	+	(87,690,104,065)	(74,462,427,497)

Net transactions in fund shares		2,261,322,432	1,615,112,348

Net Assets

Beginning of period		19,444,634,737	17,829,496,211
Total increase	+	2,261,495,134	1,615,138,526

End of period		$21,706,129,871	$19,444,634,737

Net investment income not yet distributed		$19,630	$19,630

*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.

See financial notes 21

Schwab U.S. Treasury Money Fund™

Financial Statements

Financial Highlights

	1/1/13–		1/1/12–		1/1/11–		1/1/10–		1/1/09–
	12/31/13		12/31/12		12/31/11		12/31/10		12/31/09

Per-Share Data ($)

Net asset value at beginning of period	1.00		1.00		1.00		1.00		1.00

Income (loss) from investment operations:
Net investment income (loss)	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]
Net realized and unrealized gains (losses)	(0.00)[1]		0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]

Total from investment operations	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]
Less distributions:
Distributions from net investment income	(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]

Net asset value at end of period	1.00		1.00		1.00		1.00		1.00

Total return (%)	0.01		0.01		0.01		0.01		0.01

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.07	[2]	0.08	[2]	0.06	[2]	0.16	[2]	0.36	[2,3]
Gross operating expenses	0.72		0.72		0.72		0.72		0.72
Net investment income (loss)	0.01		0.01		0.01		0.01		0.01
Net assets, end of period ($ x 1,000,000)	21,894		23,526		25,876		18,004		19,509

1 Per-share amount was less than $0.01.
2 Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation. (See financial note 4)
3 The ratio of net operating expenses would have been 0.35% if certain non-routine expenses (participation fees for the Treasury’s Temporary Guarantee Program for Money Market Funds) had not been incurred.

22 See financial notes

 Schwab U.S. Treasury Money Fund

Portfolio Holdings as of December 31, 2013

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also files a complete schedule of portfolio holdings with the SEC monthly on Form N-MFP which is available 60 days after the end of the month to which the information pertains. A monthly schedule of portfolio holdings is also available by visiting the fund’s website at www.schwabfunds.com/prospectus along with a link to the fund’s Form N-MFP filings on the SEC’s website.

For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the effective maturity and maturity date are the same, the date will appear in the maturity date column.

		Cost	Value
Holdings by Category		($)	($)

103.1%	Fixed-Rate Obligations	22,569,727,434	22,569,727,434

103.1%	Total Investments	22,569,727,434	22,569,727,434
(3.1%)	Other Assets and Liabilities, Net		(675,797,103)

100.0%	Net Assets		21,893,930,331

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Fixed-Rate Obligations 103.1% of net assets

Treasury Debt 83.7%
United States Treasury Department		0.03%		01/02/14	742,385,000	742,384,378
		0.05%		01/02/14	6,722,000	6,721,992
		0.01%		01/09/14	700,000,000	699,998,289
		0.02%		01/09/14	750,000,000	749,997,444
		0.03%		01/09/14	2,200,000,000	2,199,985,983
		1.00%		01/15/14	327,000,000	327,116,816
		0.01%		01/16/14	3,197,081,000	3,197,065,470
		0.02%		01/16/14	200,000,000	199,998,333
		0.00%		01/23/14	1,400,000,000	1,399,998,823
		0.01%		01/23/14	1,600,000,000	1,599,994,775
		0.01%		01/30/14	700,000,000	699,997,142
		0.07%		01/30/14	5,000,000	4,999,708
		0.25%		01/31/14	396,000,000	396,065,438
		1.75%		01/31/14	190,000,000	190,262,184
		0.01%		02/13/14	200,000,000	199,998,806
		0.02%		02/13/14	55,000,000	54,999,015
		1.25%		02/15/14	90,000,000	90,124,583
		4.00%		02/15/14	50,000,000	50,234,619
		0.00%		02/20/14	350,000,000	349,999,271
		0.01%		02/20/14	1,400,000,000	1,399,984,201
		0.00%		02/27/14	250,000,000	249,999,604
		0.03%		02/27/14	44,535,000	44,532,885
		1.88%		02/28/14	135,000,000	135,394,584
		0.04%		03/06/14	700,000,000	699,952,000
		1.25%		03/15/14	66,000,000	66,147,726
		0.25%		03/31/14	125,000,000	125,023,664
		1.75%		03/31/14	335,000,000	336,291,487
		1.25%		04/15/14	210,000,000	210,668,064
		1.00%		05/15/14	104,000,000	104,334,191
		0.25%		05/31/14	90,000,000	90,050,979
		2.25%		05/31/14	50,000,000	50,445,577
		0.13%		07/31/14	150,000,000	150,006,769
		2.63%		07/31/14	805,000,000	816,631,052
		4.25%		08/15/14	190,000,000	194,845,000
		2.38%		08/31/14	145,000,000	147,128,729
		2.38%		09/30/14	200,000,000	203,339,484
		2.38%		10/31/14	50,000,000	50,923,341

See financial notes 23

 Schwab U.S. Treasury Money Fund

Portfolio Holdings continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
		4.25%		11/15/14	94,000,000	97,334,719

						18,332,977,125

Government Agency Debt 19.4%
Fannie Mae		0.07%		01/03/14	15,000,000	14,999,942
		0.13%		07/23/14	75,000,000	74,945,021

Federal Home Loan Bank		0.17%		01/02/14	50,200,000	50,199,763
		0.18%		01/03/14	9,500,000	9,499,905
		0.05%		01/06/14	100,000,000	99,999,306
		0.06%		01/08/14	48,120,000	48,119,480
		0.05%		01/10/14	150,000,000	149,998,125
		0.05%		01/13/14	23,070,000	23,069,615
		0.03%		01/15/14	25,200,000	25,199,706
		0.06%		01/15/14	23,100,000	23,099,461
		0.07%		01/15/14	85,200,000	85,197,681
		0.16%		01/15/14	148,000,000	147,990,791
		0.01%		01/17/14	2,000,000	1,999,991
		0.06%		01/17/14	10,800,000	10,799,712
		0.14%		01/17/14	150,000,000	149,990,667
		0.13%		01/21/14	50,000,000	49,996,389
		0.06%		01/31/14	135,000,000	134,993,250
		0.06%		02/14/14	250,000,000	249,981,667
		0.08%		02/14/14	225,000,000	224,979,375
		0.08%		02/21/14	91,235,000	91,224,660
		0.07%		02/26/14	125,000,000	124,986,389
		0.04%		03/04/14	25,050,000	25,048,274
		0.10%		03/07/14	260,000,000	259,955,403
		0.09%		03/12/14	5,246,000	5,245,082
		0.10%		03/12/14	92,700,000	92,682,876
		0.07%		03/17/14	100,000,000	99,986,458
		0.13%		03/21/14	132,500,000	132,495,196
		0.16%		03/24/14	25,000,000	24,990,889
		0.10%		04/04/14	1,700,000	1,699,574
		0.09%		04/11/14	24,020,000	24,013,995
		0.11%		05/07/14	3,906,000	3,904,496
		0.10%		05/08/14	68,000,000	67,996,271
		0.14%		05/20/14	29,575,000	29,578,224
		0.12%		05/23/14	30,000,000	29,985,800
		0.10%		05/27/14	200,000,000	199,975,235
		0.12%		05/28/14	96,400,000	96,352,764
		1.38%		05/28/14	141,145,000	141,852,272
		0.13%		05/30/14	12,256,000	12,249,406
		0.11%		06/02/14	150,000,000	149,986,567
		0.14%		06/06/14	60,000,000	59,964,900
		5.38%		06/13/14	10,405,000	10,647,166
		0.13%		06/18/14	26,975,000	26,970,411
		5.25%		06/18/14	59,255,000	60,656,102
		5.50%		08/13/14	5,185,000	5,354,920
		0.12%		08/14/14	50,000,000	49,991,814
		0.12%		08/15/14	103,300,000	103,278,937
		0.16%		10/10/14	78,840,000	78,838,652
		0.13%		11/04/14	60,000,000	59,976,528

Freddie Mac		0.04%		01/06/14	720,000	719,996
		0.06%		01/06/14	2,657,000	2,656,980
		0.09%		01/21/14	9,000,000	8,999,550
		0.07%		02/11/14	2,655,000	2,654,788
		0.09%		02/11/14	4,500,000	4,499,539
		0.06%		02/24/14	3,809,000	3,808,686
		0.09%		03/07/14	25,000,000	24,995,937
		0.38%		04/28/14	223,301,000	223,492,269
		0.12%		05/27/14	5,000,000	4,997,567
		0.12%		06/02/14	20,000,000	19,989,867

24 See financial notes

 Schwab U.S. Treasury Money Fund

Portfolio Holdings continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
		0.12%		06/18/14	100,000,000	99,944,000
		5.00%		07/15/14	18,764,000	19,251,994
		0.14%		08/19/14	50,223,000	50,178,078
		1.00%		08/20/14	16,200,000	16,285,937
		0.15%		10/20/14	10,000,000	9,987,833
		0.17%		11/17/14	71,410,000	71,302,092
		0.32%		12/03/14	28,000,000	28,036,088

						4,236,750,309

Total Fixed-Rate Obligations
(Cost $22,569,727,434)						22,569,727,434

End of Investments.

At 12/31/13, the tax basis cost of the fund’s investments was $22,569,727,434.

At December 31, 2013, all of the fund’s investment securities were classified as Level 2. The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended December 31, 2013. The breakdown of the fund’s investments into major categories is disclosed on the portfolio holdings. (See financial note 2(a) for additional information)

See financial notes 25

 Schwab U.S. Treasury Money Fund

Statement of
Assets and Liabilities
As of December 31, 2013

Assets

Investments, at cost and value (Note 2a)		$22,569,727,434
Cash		43
Receivables:
Interest		24,379,506
Prepaid expenses	+	188,767

Total assets		22,594,295,750

Liabilities

Payables:
Investments bought		699,997,142
Shareholder service fees		53,897
Accrued expenses	+	314,380

Total liabilities		700,365,419

Net Assets

Total assets		22,594,295,750
Total liabilities	−	700,365,419

Net assets		$21,893,930,331

Net Assets by Source
Capital received from investors		21,894,035,567
Net investment income not yet distributed		99,603
Net realized capital losses		(204,839)

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$21,893,930,331		21,893,712,637		$1.00

26 See financial notes

 Schwab U.S. Treasury Money Fund

Statement of
Operations
For the period January 1, 2013 through December 31, 2013

Investment Income

Interest		$16,958,700

Expenses

Investment adviser and administrator fees		68,321,143
Shareholder service fees		88,920,211
Portfolio accounting fees		522,237
Custodian fees		436,514
Shareholder reports		318,055
Registration fees		211,310
Independent trustees’ fees		90,257
Professional fees		64,190
Transfer agent fees		21,821
Interest expense		11
Other expenses	+	488,361

Total expenses		159,394,110
Expense reduction by CSIM and its affiliates	−	144,121,644
Custody credits	−	4

Net expenses	−	15,272,462

Net investment income		1,686,238

Realized Gains (Losses)

Net realized losses on investments		(204,839)

Increase in net assets resulting from operations		$1,481,399

See financial notes 27

 Schwab U.S. Treasury Money Fund

Statement of
Changes in Net Assets
For the current and prior report periods

Operations

1/1/13-12/31/13			1/1/12-12/31/12
Net investment income		$1,686,238	$2,372,077
Net realized gains (losses)	+	(204,839)	120,480

Increase in net assets from operations		1,481,399	2,492,557

Distributions to Shareholders

Distributions from net investment income		(1,686,238)	(2,363,429)

Transactions in Fund Shares*

Shares sold		59,212,169,886	61,696,620,900
Shares reinvested		1,624,410	2,284,877
Shares redeemed	+	(60,845,781,928)	(64,048,700,163)

Net transactions in fund shares		(1,631,987,632)	(2,349,794,386)

Net Assets

Beginning of period		23,526,122,802	25,875,788,060
Total decrease	+	(1,632,192,471)	(2,349,665,258)

End of period		$21,893,930,331	$23,526,122,802

Net investment income not yet distributed		$99,603	$260,635

*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.

28 See financial notes

Schwab Treasury Obligations Money Fund™

Financial Statements

Financial Highlights

	1/1/13–		6/5/12[1]–
Sweep Shares	12/31/13		12/31/12

Per-Share Data ($)

Net asset value at beginning of period	1.00		1.00

Income (loss) from investment operations:
Net investment income (loss)	0.00	[2]	0.00	[2]
Net realized and unrealized gains (losses)	(0.00)[2]		—

Total from investment operations	0.00	[2]	0.00	[2]
Less distributions:
Distributions from net investment income	(0.00)[2]		(0.00)[2]

Net asset value at end of period	1.00		1.00

Total return (%)	0.01		0.01	[3]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.09	[4]	0.16	[4,5]
Gross operating expenses	0.77		0.80	[5]
Net investment income (loss)	0.01		0.01	[5]
Net assets, end of period ($ x 1,000,000)	1,320		1,348

	1/1/13–		4/24/12[1]–
Value Advantage Shares	12/31/13		12/31/12

Per-Share Data ($)

Net asset value at beginning of period	1.00		1.00

Income (loss) from investment operations:
Net investment income (loss)	0.00	[2]	0.00	[2]
Net realized and unrealized gains (losses)	(0.00)[2]		—

Total from investment operations	0.00	[2]	0.00	[2]
Less distributions:
Distributions from net investment income	(0.00)[2]		(0.00)[2]

Net asset value at end of period	1.00		1.00

Total return (%)	0.01		0.01	[3]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.09	[4]	0.15	[4,5]
Gross operating expenses	0.59		0.79	[5]
Net investment income (loss)	0.01		0.01	[5]
Net assets, end of period ($ x 1,000,000)	80		111

1 Commencement of operations.
2 Per-share amount was less than $0.01.
3 Not annualized.
4 Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation. (See financial note 4)
5 Annualized.

See financial notes 29

 Schwab Treasury Obligations Money Fund

Portfolio Holdings as of December 31, 2013

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also files a complete schedule of portfolio holdings with the SEC monthly on Form N-MFP which is available 60 days after the end of the month to which the information pertains. A monthly schedule of portfolio holdings is also available by visiting the fund’s website at www.schwabfunds.com/prospectus along with a link to the fund’s Form N-MFP filings on the SEC’s website.

For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the effective maturity and maturity date are the same, the date will appear in the maturity date column.

		Cost	Value
Holdings by Category		($)	($)

70.1%	Fixed-Rate Obligations	980,911,204	980,911,204
29.8%	Repurchase Agreements	417,755,053	417,755,053

99.9%	Total Investments	1,398,666,257	1,398,666,257
0.1%	Other Assets and Liabilities, Net		1,531,667

100.0%	Net Assets		1,400,197,924

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Fixed-Rate Obligations 70.1% of net assets

Treasury Debt 50.7%
United States Treasury Department		0.03%		01/02/14	75,000,000	74,999,938
		0.00%		01/23/14	100,000,000	99,999,939
		0.25%		01/31/14	110,000,000	110,017,952
		1.75%		01/31/14	35,000,000	35,048,426
		0.02%		02/13/14	115,000,000	114,997,940
		1.25%		02/15/14	15,000,000	15,020,489
		4.00%		02/15/14	10,000,000	10,046,924
		0.25%		02/28/14	25,000,000	25,003,082
		1.25%		03/15/14	10,000,000	10,023,763
		1.75%		03/31/14	35,000,000	35,134,834
		1.25%		04/15/14	10,000,000	10,032,372
		1.00%		05/15/14	10,000,000	10,032,134
		0.25%		05/31/14	10,000,000	10,005,664
		2.25%		05/31/14	25,000,000	25,221,913
		0.75%		06/15/14	15,000,000	15,044,060
		0.09%		06/26/14	15,000,000	14,993,693
		0.13%		07/31/14	15,000,000	14,999,889
		2.63%		07/31/14	42,000,000	42,606,001
		4.25%		08/15/14	10,000,000	10,255,000
		2.38%		08/31/14	5,000,000	5,073,404
		2.38%		10/31/14	15,000,000	15,277,002
		4.25%		11/15/14	6,000,000	6,212,854

						710,047,273

Government Agency Debt 19.4%
Fannie Mae		0.06%		01/03/14	10,000,000	9,999,967
		0.09%		01/15/14	4,465,000	4,464,852

Federal Home Loan Bank		0.03%		01/22/14	8,500,000	8,499,876
		0.07%		01/22/14	2,070,000	2,069,915
		0.05%		01/31/14	6,317,000	6,316,737
		0.06%		01/31/14	10,000,000	9,999,500
		0.06%		02/05/14	4,100,000	4,099,761
		0.08%		02/14/14	50,000,000	49,995,417

30 See financial notes

 Schwab Treasury Obligations Money Fund

Portfolio Holdings continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
		0.10%		03/07/14	27,000,000	26,995,369
		0.10%		03/12/14	25,000,000	24,995,382
		0.11%		03/19/14	6,052,000	6,050,615
		0.11%		05/07/14	5,000,000	4,998,075
		0.10%		05/08/14	5,000,000	4,999,726
		0.14%		05/16/14	10,000,000	9,994,938
		0.14%		05/20/14	5,000,000	5,000,545
		0.11%		06/02/14	10,000,000	9,999,104
		5.25%		06/18/14	20,000,000	20,472,719
		0.23%		10/08/14	15,700,000	15,708,175

Freddie Mac		0.04%		01/06/14	10,000,000	9,999,944
		0.06%		02/24/14	2,191,000	2,190,819
		0.38%		04/28/14	25,000,000	25,020,972
		0.12%		05/27/14	5,000,000	4,997,567
		0.17%		11/17/14	4,000,000	3,993,956

						270,863,931

Total Fixed-Rate Obligations
(Cost $980,911,204)						980,911,204

					Maturity
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Repurchase Agreements 29.8% of net assets

Treasury Repurchase Agreements 29.8%
Barclays Capital, Inc
Issued 12/31/13, repurchase date 01/02/14 (Collateralized by U.S. Treasury Securities valued at $176,210,244, 0.25% - 3.38%, due 08/31/14 - 08/15/21)		0.01%		01/02/14	172,755,149	172,755,053
Issued 12/03/13, repurchase date 02/03/14 (Collateralized by U.S. Treasury Securities valued at $51,000,059, 0.25% - 2.50%, due 09/15/14 - 03/31/16)		0.06%		01/07/14	50,002,917	50,000,000

Deutsche Bank Securities, Inc
Issued 12/31/13, repurchase date 01/02/14 (Collateralized by U.S. Treasury Securities valued at $117,368,816, 0.38% - 1.75%, due 03/15/15 - 01/15/21)		0.02%		01/02/14	115,000,128	115,000,000

Goldman Sachs & Co
Issued 12/17/13, repurchase date 01/22/14 (Collateralized by U.S. Treasury Securities valued at $30,600,056, 0.13%, due 04/15/18)		0.05%		01/07/14	30,000,875	30,000,000

Merrill Lynch, Pierce, Fenner & Smith, Inc
Issued 09/05/13, repurchase date 01/02/14 (Collateralized by U.S. Treasury Securities valued at $51,000,069, 0.25% - 2.63%, due 02/28/14 - 01/31/18)		0.06%		01/02/14	50,009,917	50,000,000

Total Repurchase Agreements
(Cost $417,755,053)						417,755,053

End of Investments.

At 12/31/13, the tax basis cost of the fund’s investments was $1,398,666,257.

At December 31, 2013, all of the fund’s investment securities were classified as Level 2. The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and

See financial notes 31

 Schwab Treasury Obligations Money Fund

Portfolio Holdings continued

Level 3 for the period ended December 31, 2013. The breakdown of the fund’s investments into major categories is disclosed on the portfolio holdings. (See financial note 2(a) for additional information)

32 See financial notes

 Schwab Treasury Obligations Money Fund

Statement of
Assets and Liabilities
As of December 31, 2013

Assets

Investments, at cost and value		$980,911,204
Repurchase agreements, at cost and value	+	417,755,053

Total investments, at cost and value (Note 2a)		1,398,666,257
Receivables:
Interest		1,750,076
Fund shares sold		1,969
Prepaid expenses	+	12,439

Total assets		1,400,430,741

Liabilities

Payables:
Investment adviser and administrator fees		3,947
Fund shares redeemed		177,000
Accrued expenses	+	51,870

Total liabilities		232,817

Net Assets

Total assets		1,400,430,741
Total liabilities	−	232,817

Net assets		$1,400,197,924

Net Assets by Source
Capital received from investors		1,400,201,055
Net realized capital losses		(3,131)

Net Asset Value (NAV) by Shares Class

			Shares
Share Class	Net Assets	÷	Outstanding	=	NAV
Sweep Shares	$1,320,288,527		1,320,291,450		$1.00
Value Advantage Shares	$79,909,397		79,909,605		$1.00

See financial notes 33

 Schwab Treasury Obligations Money Fund

Statement of
Operations
For the period January 1, 2013 through December 31, 2013

Investment Income

Interest		$1,408,110

Expenses

Investment adviser and administrator fees		4,985,603
Shareholder service fees:
Sweep Shares		5,470,866
Value Advantage Shares		212,376
Registration fees		191,130
Portfolio accounting fees		101,676
Transfer agent fees		39,532
Custodian fees		38,646
Professional fees		31,957
Independent trustees’ fees		30,172
Shareholder reports		27,140
Other expenses	+	18,137

Total expenses		11,147,235
Expense reduction by CSIM and its affiliates	−	9,851,616

Net expenses	−	1,295,619

Net investment income		112,491

Realized Gains (Losses)

Net realized losses on investments		(3,131)

Increase in net assets resulting from operations		$109,360

34 See financial notes

 Schwab Treasury Obligations Money Fund

Statement of
Changes in Net Assets
For the current and prior report periods

Operations

1/1/13-12/31/13			4/24/12*-12/31/12
Net investment income		$112,491	$27,237
Net realized gains (losses)	+	(3,131)	—

Increase in net assets from operations		109,360	27,237

Distributions to Shareholders

Distributions from net investment income
Sweep Shares		(104,883)	(23,739)
Value Advantage Shares	+	(7,608)	(3,498)

Total distributions from net investment income		(112,491)	(27,237)

Transactions in Fund Shares**

Shares Sold
Sweep Shares		5,116,936,058	3,051,986,951
Value Advantage Shares	+	85,350,936	152,474,995

Total shares sold		5,202,286,994	3,204,461,946

Shares Reinvested
Sweep Shares		102,028	23,429
Value Advantage Shares	+	6,388	2,623

Total shares reinvested		108,416	26,052

Shares Redeemed
Sweep Shares		(5,145,093,602)	(1,703,663,414)
Value Advantage Shares	+	(116,854,588)	(41,070,749)

Total shares redeemed		(5,261,948,190)	(1,744,734,163)

Net transactions in fund shares		(59,552,780)	1,459,753,835

Net Assets

Beginning of period		1,459,753,835	—
Total increase or decrease	+	(59,555,911)	1,459,753,835

End of period		$1,400,197,924	$1,459,753,835

*	Commencement of operations.
**	Transactions took place at $1.00 per share; figures for shares quantities are the same as for dollars.

See financial notes 35

Schwab Value Advantage Money Fund®

Financial Statements

Financial Highlights

	1/1/13–		1/1/12–		1/1/11–		1/1/10–		1/1/09–
Investor Shares	12/31/13		12/31/12		12/31/11		12/31/10		12/31/09

Per-Share Data ($)

Net asset value at beginning of period	1.00		1.00		1.00		1.00		1.00

Income (loss) from investment operations:
Net investment income (loss)	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]
Net realized and unrealized gains (losses)	0.00	[1]	0.00	[1]	(0.00)[1]		0.00	[1,2]	(0.00)[1]

Total from investment operations	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]
Less distributions:
Distributions from net investment income	(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]

Net asset value at end of period	1.00		1.00		1.00		1.00		1.00

Total return (%)	0.01		0.01		0.01		0.01		0.24

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.25	[3]	0.28	[3,4]	0.26	[3]	0.33	[3]	0.43	[3,5]
Gross operating expenses	0.58		0.57	[4]	0.57		0.56		0.59
Net investment income (loss)	0.01		0.01		0.01		0.01		0.27
Net assets, end of period ($ x 1,000,000)	8,425		9,930		11,576		15,291		23,242

	1/1/13–		1/1/12–		1/1/11–		1/1/10–		1/1/09–
Select Shares	12/31/13		12/31/12		12/31/11		12/31/10		12/31/09

Per-Share Data ($)

Net asset value at beginning of period	1.00		1.00		1.00		1.00		1.00

Income (loss) from investment operations:
Net investment income (loss)	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]
Net realized and unrealized gains (losses)	0.00	[1]	0.00	[1]	(0.00)[1]		0.00	[1,2]	(0.00)[1]

Total from investment operations	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]
Less distributions:
Distributions from net investment income	(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]

Net asset value at end of period	1.00		1.00		1.00		1.00		1.00

Total return (%)	0.01		0.01		0.01		0.03		0.31

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.25	[3]	0.27	[3,4]	0.26	[3]	0.32	[3]	0.35	[3,5]
Gross operating expenses	0.48		0.47	[4]	0.47		0.46		0.49
Net investment income (loss)	0.01		0.01		0.01		0.03		0.35
Net asset, end of period ($ x 1,000,000)	1,238		1,403		1,871		2,617		4,091

1 Per-share amount was less than $0.01.
2 Net realized and unrealized gains (losses) ratio includes payment from affiliate.
3 Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation. (See financial note 4)
4 The ratio of gross operating expenses would have been 0.58% for Investor Shares and 0.48% for Select Shares, respectively, if the State filing fee reimbursement had not been included. There was no impact on the ratio of net operating expenses.
5 The ratio of net operating expenses would have been 0.40% for Investor Shares and 0.31% for Select Shares, respectively, if certain non-routine expenses (participation fees for the Treasury’s Temporary Guarantee Program for Money Market Funds) had not been incurred.

36 See financial notes

 Schwab Value Advantage Money Fund

Financial Highlights continued

	1/1/13–		1/1/12–		1/1/11–		1/1/10–		1/1/09–
Institutional Shares	12/31/13		12/31/12		12/31/11		12/31/10		12/31/09

Per-Share Data ($)

Net asset value at beginning of period	1.00		1.00		1.00		1.00		1.00

Income (loss) from investment operations:
Net investment income (loss)	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]
Net realized and unrealized gains (losses)	0.00	[1]	0.00	[1]	(0.00)[1]		0.00	[1,2]	(0.00)[1]

Total from investment operations	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]
Less distributions:
Distributions from net investment income	(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]

Net asset value at end of period	1.00		1.00		1.00		1.00		1.00

Total return (%)	0.02		0.05		0.04		0.11		0.39

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.23	[3]	0.24	[3,4]	0.23	[3]	0.24	[3]	0.28	[3,5]
Gross operating expenses	0.37		0.36	[4]	0.36		0.35		0.38
Net investment income (loss)	0.02		0.04		0.04		0.10		0.42
Net assets, end of period ($ x 1,000,000)	968		1,264		1,524		2,160		3,087

	1/1/13–		1/1/12–		1/1/11–		1/1/10–		1/1/09–
Institutional Prime Shares	12/31/13		12/31/12		12/31/11		12/31/10		12/31/09

Per-Share Data ($)

Net asset value at beginning of period	1.00		1.00		1.00		1.00		1.00

Income (loss) from investment operations:
Net investment income (loss)	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]
Net realized and unrealized gains (losses)	0.00	[1]	0.00	[1]	(0.00)[1]		0.00	[1,2]	(0.00)[1]

Total from investment operations	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]
Less distributions:
Distributions from net investment income	(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]

Net asset value at end of period	1.00		1.00		1.00		1.00		1.00

Total return (%)	0.05		0.08		0.06		0.14		0.42

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.21	[3]	0.21	[3,4]	0.21	[3]	0.21	[3]	0.25	[3,5]
Gross operating expenses	0.35		0.34	[4]	0.34		0.33		0.35
Net investment income (loss)	0.05		0.08		0.06		0.14		0.43
Net assets, end of period ($ x 1,000,000)	2,191		1,923		1,416		1,975		2,185

1 Per-share amount was less than $0.01.
2 Net realized and unrealized gains (losses) ratio includes payment from affiliate.
3 Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation. (See financial note 4)
4 The ratio of gross operating expenses would have been 0.37% for Institutional Shares and 0.35% for Institutional Prime Shares, respectively, if the State filing fee reimbursement had not been included. There was no impact on the ratio of net operating expenses.
5 The ratio of net operating expenses would have been 0.24% for Institutional Shares and 0.21% for Institutional Prime Shares, respectively, if certain non-routine expenses (participation fees for the Treasury’s Temporary Guarantee Program for Money Market Funds) had not been incurred.

See financial notes 37

 Schwab Value Advantage Money Fund

Portfolio Holdings as of December 31, 2013

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also files a complete schedule of portfolio holdings with the SEC monthly on Form N-MFP which is available 60 days after the end of the month to which the information pertains. A monthly schedule of portfolio holdings is also available by visiting the fund’s website at www.schwabfunds.com/prospectus along with a link to the fund’s Form N-MFP filings on the SEC’s website.

For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the effective maturity and maturity date are the same, the date will appear in the maturity date column.

		Cost	Value
Holdings by Category		($)	($)

52.0%	Fixed-Rate Obligations	6,663,293,256	6,663,293,256
17.6%	Variable-Rate Obligations	2,259,490,048	2,259,490,048
30.3%	Repurchase Agreements	3,889,044,178	3,889,044,178

99.9%	Total Investments	12,811,827,482	12,811,827,482
0.1%	Other Assets and Liabilities, Net		10,986,498

100.0%	Net Assets		12,822,813,980

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Fixed-Rate Obligations 52.0% of net assets

Asset Backed Commercial Paper 7.5%
Bennington Stark Capital Co, LLC	a,b,c	0.32%		02/14/14	19,000,000	18,992,569

CAFCO, LLC	a,b,c	0.41%		02/18/14	68,000,000	67,962,827
	a,b,c	0.39%		03/05/14	60,000,000	59,959,575
	a,b,c	0.35%		03/26/14	29,000,000	28,976,317

Cancara Asset Securitisation, LLC	a,b,c	0.21%		01/06/14	16,000,000	15,999,533
	a,b,c	0.21%		01/14/14	19,000,000	18,998,559
	a,b,c	0.21%		01/17/14	67,000,000	66,993,747
	a,b,c	0.21%		02/03/14	28,000,000	27,994,610
	a,b,c	0.21%		02/12/14	15,000,000	14,996,325
	a,b,c	0.21%		02/21/14	9,000,000	8,997,323

Charta, LLC	a,b,c	0.42%		02/04/14	30,000,000	29,988,100

Ciesco, LLC	a,b,c	0.39%		03/05/14	22,000,000	21,985,177
	a,b,c	0.36%		05/01/14	10,000,000	9,988,000

Collateralized Commercial Paper Co, LLC	a,b	0.32%		01/22/14	43,000,000	42,991,973
	a,b	0.32%		01/24/14	60,000,000	59,987,733
	a,b	0.32%		02/07/14	37,000,000	36,987,831

CRC Funding, LLC	a,b,c	0.42%		02/04/14	90,000,000	89,964,300
	a,b,c	0.38%		03/17/14	37,000,000	36,970,708
	a,b,c	0.25%		06/16/14	50,000,000	49,942,361

Crown Point Capital Co, LLC	a,b,c	0.23%		01/24/14	105,000,000	104,984,571

Manhattan Asset Funding Capital Co, LLC	a,b,c	0.20%		01/06/14	34,000,000	33,999,055
	a,b,c	0.22%		01/09/14	10,000,000	9,999,511
	a,b,c	0.20%		01/16/14	13,000,000	12,998,917

Ridgefield Funding Co, LLC	a,b,c	0.33%		02/18/14	35,000,000	34,984,600

38 See financial notes

 Schwab Value Advantage Money Fund

Portfolio Holdings continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Ridgefield Funding Company, LLC	a,b,c	0.34%		02/13/14	4,000,000	3,998,376

Sheffield Receivables Corp	a,b,c	0.23%		03/11/14	47,000,000	46,979,281

						956,621,879

Financial Company Commercial Paper 3.6%
BPCE SA	c	0.26%		02/03/14	28,000,000	27,993,327
	c	0.25%		02/05/14	84,000,000	83,979,992

Commonwealth Bank of Australia	c	0.21%		03/05/14	45,200,000	45,183,389

ING (U.S.) Funding, LLC	a	0.24%		05/02/14	29,000,000	28,976,607

JP Morgan Securities, LLC	c	0.40%		08/26/14	71,000,000	70,813,034

Nationwide Building Society		0.23%		03/10/14	15,000,000	14,993,483
		0.23%		03/17/14	86,000,000	85,959,687
		0.23%		04/01/14	18,000,000	17,989,650

PNC Bank, NA		0.25%		04/23/14	39,000,000	39,000,000

Skandinaviska Enskilda Banken AB		0.30%		01/21/14	13,000,000	12,997,833
		0.28%		04/01/14	1,000,000	999,300
		0.29%		04/21/14	12,000,000	11,989,550
		0.28%		06/02/14	19,000,000	18,977,939

						459,853,791

Other Commercial Paper 1.5%
Reckitt Benckiser Treasury Services PLC	a,c	0.32%		01/17/14	10,500,000	10,498,507
	a,c	0.29%		07/03/14	50,000,000	49,926,292

Sunshine State Government Financing Commission
CP Revenue Taxable Notes Series H	a	0.20%		04/09/14	7,230,000	7,230,000

Toyota Motor Credit Corp	a	0.23%		01/28/14	53,000,000	52,990,857
	a	0.25%		02/20/14	65,000,000	64,977,430
	a	0.22%		03/05/14	6,000,000	5,997,690

						191,620,776

Certificate of Deposit 35.4%
Abbey National Treasury Services PLC	a	0.24%		02/20/14	64,000,000	64,000,000

Bank of Montreal		0.18%		01/06/14	36,000,000	36,000,000
		0.19%		01/08/14	13,000,000	13,000,000
		0.17%		03/27/14	67,000,000	66,998,419

Bank of Nova Scotia		0.18%		04/14/14	28,000,000	28,000,000
		0.22%		05/20/14	64,000,000	64,000,000

Bank of Tokyo Mitsubishi UFJ, Ltd		0.33%		01/02/14	28,000,000	28,000,000
		0.33%		01/15/14	57,000,000	57,000,000
		0.25%		05/07/14	51,000,000	51,000,000
		0.32%		05/23/14	3,000,000	3,000,000
		0.32%		05/28/14	56,000,000	56,000,000

Barclays Bank PLC		0.30%		01/27/14	23,000,000	23,000,000
		0.25%		04/07/14	58,000,000	58,000,000
		0.43%		10/01/14	56,000,000	56,000,000

BNP Paribas		0.34%		03/03/14	19,000,000	19,000,000
		0.30%		04/01/14	124,000,000	124,000,000

See financial notes 39

 Schwab Value Advantage Money Fund

Portfolio Holdings continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
		0.30%		04/04/14	18,000,000	18,000,000
		0.47%		08/25/14	57,000,000	57,000,000

Branch Banking & Trust Co		0.05%		01/06/14	95,000,000	95,000,000

Canadian Imperial Bank of Commerce		0.04%		01/02/14	219,000,000	219,000,000

Chase Bank USA, NA		0.33%		02/12/14	7,000,000	7,000,000
		0.32%		02/24/14	51,000,000	51,000,000
		0.32%		03/03/14	38,000,000	38,000,000
		0.32%		03/04/14	50,000,000	50,000,000
		0.32%		03/10/14	10,000,000	10,000,000
		0.38%		12/05/14	87,000,000	87,000,000

Citibank, NA		0.37%		03/12/14	91,000,000	91,000,000
		0.35%		05/01/14	27,000,000	27,000,000
		0.26%		06/25/14	80,000,000	80,000,000
		0.26%		06/27/14	99,000,000	99,000,000

Commonwealth Bank of Australia		0.20%		03/12/14	13,000,000	13,000,000

Credit Agricole Corporate and Investment Bank		0.27%		01/02/14	23,000,000	23,000,000
		0.25%		03/04/14	15,000,000	15,000,000

Credit Suisse AG		0.25%		04/01/14	58,000,000	58,000,000
		0.25%		04/29/14	23,000,000	23,000,000
		0.25%		05/15/14	47,000,000	47,000,000
		0.25%		05/28/14	64,000,000	64,000,000
		0.26%		06/25/14	36,000,000	36,000,000

Deutsche Bank AG		0.73%		01/17/14	87,000,000	87,000,000
		0.32%		02/27/14	56,000,000	56,000,000
		0.27%		04/29/14	44,000,000	44,000,000
		0.28%		06/26/14	90,000,000	90,000,000
		0.45%		11/21/14	85,000,000	85,000,000

ING Bank NV		0.38%		01/21/14	4,000,000	4,000,000
		0.37%		02/05/14	17,000,000	17,000,000
		0.24%		03/12/14	30,000,000	30,000,000
		0.38%		03/13/14	14,000,000	14,000,000
		0.38%		03/18/14	100,000,000	100,000,000
		0.39%		04/01/14	31,000,000	31,000,000
		0.34%		05/01/14	17,000,000	17,000,000
		0.36%		05/01/14	3,000,000	3,000,000

JPMorgan Chase Bank, NA		0.32%		03/11/14	58,000,000	58,000,000
		0.32%		04/23/14	9,000,000	9,000,000
		0.32%		04/28/14	40,000,000	40,000,000
		0.37%		07/29/14	73,000,000	73,000,000
		0.35%		08/06/14	74,000,000	74,000,000

Lloyds Bank PLC		0.28%		05/21/14	40,000,000	40,000,000
		0.28%		05/27/14	2,000,000	2,000,000
		0.27%		06/23/14	64,000,000	64,000,000

Mitsubishi UFJ Trust & Banking Corp		0.26%		04/23/14	78,000,000	78,000,000
		0.26%		04/24/14	66,000,000	66,000,000

Mizuho Bank Ltd		0.22%		01/15/14	17,000,000	17,000,000
		0.22%		01/16/14	35,000,000	35,000,000
		0.22%		01/22/14	32,000,000	32,000,000
		0.22%		03/04/14	23,000,000	23,000,000
		0.25%		03/10/14	62,000,000	62,000,000
		0.26%		04/24/14	70,000,000	70,000,000

40 See financial notes

 Schwab Value Advantage Money Fund

Portfolio Holdings continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
		0.25%		06/12/14	19,000,000	19,000,000

National Australia Bank Ltd		0.25%		02/28/14	103,000,000	103,000,000

Natixis SA		0.25%		02/14/14	25,000,000	25,000,000
		0.25%		03/03/14	3,000,000	3,000,000
		0.23%		04/01/14	8,000,000	8,000,000

Rabobank Nederland		0.31%		06/02/14	123,000,000	123,000,000
		0.30%		06/03/14	10,000,000	10,000,000
		0.27%		06/20/14	52,000,000	52,000,000
		0.25%		07/02/14	97,000,000	97,000,000

Skandinaviska Enskilda Banken AB		0.29%		01/27/14	1,000,000	1,000,000
		0.28%		03/14/14	21,000,000	21,000,000
		0.28%		04/01/14	30,000,000	30,000,000
		0.28%		05/02/14	2,000,000	2,000,000

Societe Generale		0.25%		03/04/14	19,000,000	19,000,000
		0.24%		03/06/14	82,000,000	82,000,000

Sumitomo Mitsui Banking Corp		0.33%		01/17/14	31,000,000	31,000,000
		0.32%		02/13/14	34,000,000	34,000,000
		0.31%		02/19/14	15,000,000	15,000,000
		0.22%		03/03/14	70,000,000	70,000,000
		0.22%		03/04/14	13,000,000	13,000,000
		0.21%		03/19/14	2,000,000	2,000,000
		0.26%		03/21/14	18,000,000	18,000,000
		0.22%		04/08/14	9,000,000	9,000,000
		0.26%		04/25/14	33,000,000	33,000,000
		0.25%		05/08/14	46,000,000	46,000,000
		0.31%		05/27/14	5,000,000	5,000,000
		0.31%		06/05/14	54,000,000	54,000,000
		0.31%		06/10/14	40,000,000	40,000,000

Sumitomo Mitsui Trust Bank Ltd		0.22%		01/24/14	31,000,000	31,000,000
		0.21%		02/10/14	13,000,000	13,000,000
		0.22%		02/13/14	39,000,000	39,000,000

Toronto-Dominion Bank		0.17%		01/07/14	121,000,000	121,000,000
		0.23%		01/23/14	22,000,000	22,000,000
		0.21%		06/06/14	12,000,000	12,000,000

UBS AG		0.24%		03/10/14	59,000,000	59,000,000

						4,537,998,419

Government Agency Debt 0.2%
Federal Home Loan Bank		0.07%		01/15/14	2,400,000	2,399,940
		0.06%		01/22/14	10,800,000	10,799,622
		0.07%		01/31/14	14,000,000	13,999,195
		0.07%		02/07/14	4,000,000	3,999,712

Freddie Mac		0.07%		02/10/14	1,000,000	999,922

						32,198,391

Other Instrument 1.4%
Australia & New Zealand Banking Group Ltd		0.10%		01/03/14	75,000,000	75,000,000

Skandinaviska Enskilda Banken AB		0.05%		01/03/14	100,000,000	100,000,000

						175,000,000

See financial notes 41

 Schwab Value Advantage Money Fund

Portfolio Holdings continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Other Note 2.4%
Bank of America, NA		0.26%		01/14/14	113,000,000	113,000,000
		0.26%		01/16/14	1,000,000	1,000,000
		0.25%		02/03/14	68,000,000	68,000,000
		0.25%		02/04/14	64,000,000	64,000,000
		0.21%		03/03/14	10,000,000	10,000,000
		0.20%		03/17/14	50,000,000	50,000,000
		0.25%		06/17/14	4,000,000	4,000,000

						310,000,000

Total Fixed-Rate Obligations
(Cost $6,663,293,256)						6,663,293,256

Variable-Rate Obligations 17.6% of net assets

Asset Backed Commercial Paper 0.7%
Old Line Funding, LLC	a,b,c	0.21%	01/10/14	03/10/14	90,000,000	90,000,000

Financial Company Commercial Paper 3.2%
Australia & New Zealand Banking Group Ltd		0.19%	01/07/14	03/07/14	82,000,000	82,000,000

Commonwealth Bank of Australia	c	0.20%	01/24/14	02/24/14	58,000,000	58,000,000
	c	0.24%	01/03/14	11/26/14	10,000,000	10,000,000

JP Morgan Chase & Co		0.32%		01/22/14	268,000,000	268,000,000

						418,000,000

Certificate of Deposit 9.7%
Bank of Nova Scotia		0.24%	01/09/14	09/09/14	59,000,000	59,000,000

Mitsubishi UFJ Trust & Banking Corp		0.23%		01/02/14	62,000,000	62,000,000
		0.21%		01/23/14	114,000,000	114,000,000

National Australia Bank Ltd		0.19%	01/21/14	02/18/14	30,000,000	30,000,000

Rabobank Nederland		0.25%	01/06/14	03/04/14	113,000,000	113,000,000

Royal Bank of Canada		0.28%	01/24/14	06/24/14	76,000,000	76,000,000

Toronto-Dominion Bank		0.21%	01/17/14	06/17/14	127,000,000	127,000,000
		0.22%	01/21/14	06/18/14	50,000,000	50,000,000
		0.22%	01/21/14	06/19/14	140,000,000	140,000,000

Wells Fargo Bank, NA		0.17%		01/02/14	144,000,000	144,000,000
		0.21%	01/21/14	05/20/14	42,000,000	42,000,000

Westpac Banking Corp		0.28%	01/02/14	04/25/14	145,000,000	145,000,000
		0.23%	01/02/14	10/29/14	137,000,000	137,000,000

						1,239,000,000

Government Agency Debt 2.7%
Freddie Mac		0.24%	01/10/14	11/10/14	350,000,000	350,000,000

Other Note 1.2%
Commonwealth Bank of Australia	c	0.54%	01/28/14	08/27/14	50,000,000	50,000,000

JPMorgan Chase Bank, NA		0.32%	01/22/14	01/22/15	50,000,000	50,000,000

42 See financial notes

 Schwab Value Advantage Money Fund

Portfolio Holdings continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Wells Fargo Bank, NA		0.29%	03/17/14	01/15/15	50,000,000	50,000,000

Whistlejacket Capital, LLC	d,†	n/a	n/a	n/a	5,510,048	5,510,048

						155,510,048

Variable Rate Demand Note 0.1%
EMF, LLC
Bonds (One Workplace) Series 2012	a	0.21%		01/07/14	4,400,000	4,400,000

GFRE Holdings, LLC
Taxable Notes Series 2009A	a	0.17%		01/07/14	2,580,000	2,580,000

						6,980,000

Total Variable-Rate Obligations
(Cost $2,259,490,048)						2,259,490,048

					Maturity
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Repurchase Agreements 30.3% of net assets

Government Agency Repurchase Agreements* 9.5%
Barclays Capital, Inc
Issued 12/26/13, repurchase date 01/02/14 (Collateralized by U.S. Government Agency Securities valued at $52,500,001, 0.52% - 3.50%, due 10/15/35 - 09/15/43)		0.04%		01/02/14	50,000,389	50,000,000

Credit Suisse Securities (USA), LLC
Issued 12/31/13, repurchase date 01/02/14 (Collateralized by U.S. Government Agency Securities valued at $1,068,802, 4.74%, due 10/15/53)		0.02%		01/02/14	1,044,179	1,044,178

Deutsche Bank Securities, Inc
Issued 11/18/13, repurchase date 02/06/14 (Collateralized by U.S. Government Agency Securities valued at $211,555,295, 0.57% - 5.78%, due 08/15/21 - 06/16/53)	d	0.09%		02/06/14	206,041,200	206,000,000
Issued 11/07/13, repurchase date 02/10/14 (Collateralized by U.S. Government Agency Securities valued at $357,760,001, 0.42% - 6.50%, due 03/15/27 - 06/15/43)	d	0.10%		02/10/14	344,090,778	344,000,000

Goldman Sachs & Co
Issued 12/26/13, repurchase date 01/02/14 (Collateralized by U.S. Government Agency Securities valued at $70,380,000, 2.50% - 4.00%, due 10/01/27 - 10/01/41)		0.05%		01/02/14	69,000,671	69,000,000
Issued 12/27/13, repurchase date 01/03/14 (Collateralized by U.S. Government Agency Securities valued at $72,420,000, 2.50% - 3.50%, due 01/01/28 - 04/01/42)		0.05%		01/03/14	71,000,690	71,000,000
Issued 12/30/13, repurchase date 01/06/14 (Collateralized by U.S. Government Agency Securities valued at $25,500,001, 3.00% - 3.50%, due 05/01/27 - 09/01/28)		0.05%		01/06/14	25,000,243	25,000,000
Issued 12/31/13, repurchase date 01/07/14 (Collateralized by U.S. Government Agency Securities valued at $24,480,001, 3.50%, due 08/01/26 - 06/01/32)		0.04%		01/07/14	24,000,187	24,000,000

Merrill Lynch, Pierce, Fenner & Smith, Inc
Issued 11/04/13, repurchase date 02/03/14 (Collateralized by U.S. Government Agency Securities valued at $185,400,000, 1.75% - 6.00%, due 06/25/21 - 11/25/41)		0.07%		01/07/14	180,022,400	180,000,000

See financial notes 43

 Schwab Value Advantage Money Fund

Portfolio Holdings continued

					Maturity
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Morgan Stanley & Co, LLC
Issued 12/27/13, repurchase date 01/03/14 (Collateralized by U.S. Government Agency Securities valued at $102,000,000, 2.50% - 5.00%, due 12/01/27 - 11/01/42)		0.04%		01/03/14	100,000,778	100,000,000
Issued 12/30/13, repurchase date 01/06/14 (Collateralized by U.S. Government Agency Securities valued at $57,120,001, 3.00% - 4.00%, due 04/01/42 - 04/01/43)		0.04%		01/06/14	56,000,436	56,000,000

Morgan Stanley & Co. LLC
Issued 12/31/13, repurchase date 01/02/14 (Collateralized by U.S. Government Agency Securities valued at $102,000,001, 2.50% - 4.50%, due 08/01/26 - 06/01/43)		0.03%		01/02/14	100,000,167	100,000,000

						1,226,044,178

Treasury Repurchase Agreements 16.0%
Federal Reserve Bank of New York
Issued 12/31/13, repurchase date 01/02/14 (Collateralized by U.S. Treasury Securities valued at $1,996,003,372, 3.75%, due 11/15/18)		0.03%		01/02/14	1,996,003,327	1,996,000,000

Goldman Sachs & Co
Issued 12/17/13, repurchase date 01/22/14 (Collateralized by U.S. Treasury Securities valued at $56,100,088, 2.63%, due 07/15/17)		0.05%		01/07/14	55,001,604	55,000,000

						2,051,000,000

Other Repurchase Agreements** 4.8%
BNP Paribas Prime Brokerage, Inc
Issued 12/19/13, repurchase date 02/18/14 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $48,331,922)	a	0.39%		01/07/14	46,009,468	46,000,000

BNP Paribas Securities Corp
Issued 12/16/13, repurchase date 02/14/14 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $22,291,656, 6.00% - 7.50%, due 04/01/14 - 08/15/40)		0.28%		01/07/14	21,003,593	21,000,000
Issued 12/06/13, repurchase date 02/04/14 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $5,280,701, 5.25%, due 11/15/43)		0.28%		01/07/14	5,001,244	5,000,000

Credit Suisse Securities (USA), LLC
Issued 10/16/13, repurchase date 01/29/14 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $77,346,505, 0.27% - 6.12%, due 07/15/23 - 06/25/47)	d	0.68%		01/29/14	68,134,867	68,000,000
Issued 12/04/13, repurchase date 04/02/14 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $68,904,019, 0.36% - 5.74%, due 03/20/25 - 05/25/47)	d	0.68%		04/02/14	60,134,867	60,000,000
Issued 12/04/13, repurchase date 04/04/14 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $34,498,125, 0.43% - 6.00%, due 03/20/25 - 02/25/46)	d	0.68%		04/04/14	30,068,567	30,000,000
Issued 12/09/13, repurchase date 04/11/14 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $71,301,867, 0.32% - 5.69%, due 04/18/17 - 09/25/46)	d	0.68%		04/11/14	62,144,047	62,000,000

44 See financial notes

 Schwab Value Advantage Money Fund

Portfolio Holdings continued

					Maturity
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Goldman Sachs & Co
Issued 12/05/13, repurchase date 03/20/14 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $102,900,012)	d	0.56%		03/20/14	98,160,067	98,000,000

JP Morgan Securities, LLC
Issued 12/09/13, repurchase date 06/09/14 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $74,779,693, 0.33% - 6.67%, due 11/15/16 - 08/12/49)	d	0.65%		03/31/14	65,131,444	65,000,000

Merrill Lynch, Pierce, Fenner & Smith, Inc
Issued 11/21/13, repurchase date 02/19/14 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $180,374,158, 0.00% - 12.38%, due 11/01/14 - 12/31/99)	d	0.57%		02/04/14	157,186,438	157,000,000

						612,000,000

Total Repurchase Agreements
(Cost $3,889,044,178)						3,889,044,178

End of Investments.

At 12/31/13, the tax basis cost of the fund’s investments was $12,811,827,482.

a	Credit-enhanced or liquidity-enhanced.
b	Asset-backed security.
c	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $1,313,048,883 or 10.2% of net assets.
d	Illiquid security. At the period end, the value of these amounted to $1,095,510,048 or 8.5% of net assets (see financial note 8).
†	Whistlejacket notes are in receivership, and the fund elected to sell all of its Whistlejacket notes at auction (April 29, 2009). The remaining investment represents an interest in a small residual fund that is being held to cover any remaining expenses and liabilities associated with receivership.
*	Usually collateralized via U.S. Government Agency Securities or less frequently by U.S. Treasury Securities.
**	Usually collateralized via common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations or less frequently by U.S. Government Agency Securities and/ or U.S. Treasury Securities.

ABS —	Asset-backed securities
CP —	Commercial paper
ETF —	Exchange traded fund

At December 31, 2013, all of the fund’s investment securities were classified as Level 2. The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended December 31, 2013. The breakdown of the fund’s investments into major categories is disclosed on the portfolio holdings. (See financial note 2(a) for additional information)

See financial notes 45

 Schwab Value Advantage Money Fund

Statement of
Assets and Liabilities
As of December 31, 2013

Assets

Investments, at cost and value		$8,922,783,304
Repurchase agreements, at cost and value	+	3,889,044,178

Total investments, at cost and value (Note 2a)		12,811,827,482
Receivables:
Fund shares sold		16,159,882
Interest		4,796,240
Prepaid expenses	+	127,835

Total assets		12,832,911,439

Liabilities

Payables:
Investment adviser and administrator fees		197,386
Shareholder service fees		29,804
Fund shares redeemed		9,705,379
Distributions to shareholders		23,772
Accrued expenses	+	141,118

Total liabilities		10,097,459

Net Assets

Total assets		12,832,911,439
Total liabilities	−	10,097,459

Net assets		$12,822,813,980

Net Assets by Source
Capital received from investors		12,824,760,768
Net realized capital losses		(1,946,788)

Net Asset Value (NAV) by Shares Class

			Shares
Share Class	Net Assets	÷	Outstanding	=	NAV
Investor Shares	$8,425,233,574		8,425,197,422		$1.00
Select Shares	$1,238,327,770		1,238,322,702		$1.00
Institutional Shares	$968,409,398		968,405,028		$1.00
Institutional Prime Shares	$2,190,843,238		2,190,835,206		$1.00

46 See financial notes

 Schwab Value Advantage Money Fund

Statement of
Operations
For the period January 1, 2013 through December 31, 2013

Investment Income

Interest		$35,100,706

Expenses

Investment adviser and administrator fees		43,244,115
Shareholder service fees:
Investor Shares		22,816,296
Select Shares		1,948,026
Institutional Shares		460,942
Institutional Prime Shares		414,096
Registration fees		448,127
Custodian fees		378,161
Portfolio accounting fees		368,531
Shareholder reports		185,069
Transfer agent fees		88,043
Independent trustees’ fees		66,527
Professional fees		60,163
Interest expense		9
Other expenses	+	317,784

Total expenses		70,795,889
Expense reduction by CSIM and its affiliates	−	37,954,110

Net expenses	−	32,841,779

Net investment income		2,258,927

Realized Gains (Losses)

Net realized gains on investments		31,031

Increase in net assets resulting from operations		$2,289,958

See financial notes 47

 Schwab Value Advantage Money Fund

Statement of
Changes in Net Assets
For the current and prior report periods

Operations

1/1/13-12/31/13			1/1/12-12/31/12
Net investment income		$2,258,927	$3,219,098
Net realized gains	+	31,031	22,316

Increase in net assets from operations		2,289,958	3,241,414

Distributions to Shareholders

Distributions from net investment income
Investor Shares		(912,646)	(1,071,002)
Select Shares		(129,868)	(166,435)
Institutional Shares		(278,364)	(602,212)
Institutional Prime Shares	+	(938,049)	(1,379,449)

Total distributions from net investment income		(2,258,927)	(3,219,098)

Transactions in Fund Shares*

Shares Sold
Investor Shares		1,528,792,448	2,078,035,844
Select Shares		481,981,314	696,021,713
Institutional Shares		752,533,146	898,163,722
Institutional Prime Shares	+	1,588,209,710	1,871,778,523

Total shares sold		4,351,516,618	5,543,999,802

Shares Reinvested
Investor Shares		850,179	992,763
Select Shares		117,522	150,568
Institutional Shares		250,670	535,207
Institutional Prime Shares	+	772,192	1,147,970

Total shares reinvested		1,990,563	2,826,508

Shares Redeemed
Investor Shares		(3,034,904,832)	(3,724,338,343)
Select Shares		(646,777,475)	(1,163,770,418)
Institutional Shares		(1,048,872,546)	(1,158,692,273)
Institutional Prime Shares	+	(1,321,430,274)	(1,366,173,539)

Total shares redeemed		(6,051,985,127)	(7,412,974,573)

Net transactions in fund shares		(1,698,477,946)	(1,866,148,263)

Net Assets

Beginning of period		14,521,260,895	16,387,386,842
Total decrease	+	(1,698,446,915)	(1,866,125,947)

End of period		$12,822,813,980	$14,521,260,895

*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.

48 See financial notes

 Schwab Taxable Money Funds

Financial Notes

1. Business Structure of the Funds:

Each of the funds in this report is a series of The Charles Schwab Family of Funds (the “trust”), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The list below shows all the funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:

The Charles Schwab Family of Funds (organized October 20, 1989)	Schwab Investor Money Fund
Schwab Money Market Fund	Schwab Municipal Money Fund
Schwab Government Money Fund	Schwab AMT Tax-Free Money Fund
Schwab U.S. Treasury Money Fund	Schwab California Municipal Money Fund
Schwab Treasury Obligations Money Fund	Schwab California AMT Tax-Free Money Fund
Schwab Value Advantage Money Fund	Schwab New York AMT Tax-Free Money Fund
Schwab Advisor Cash Reserves	Schwab New Jersey AMT Tax-Free Money Fund
Schwab Cash Reserves	Schwab Pennsylvania Municipal Money Fund
Schwab Retirement Advantage Money Fund	Schwab Massachusetts AMT Tax-Free Money Fund

Schwab Government Money Fund and Schwab U.S. Treasury Money Fund each offer one share class. Schwab Treasury Obligations Money Fund offers two share classes: Sweep Shares and Value Advantage Shares which commenced operations on June 5, 2012 and April 24, 2012, respectively. Schwab Value Advantage Money Fund offers four share classes: Investor Shares, Select Shares, Institutional Shares and Institutional Prime Shares. Shares of each class represent interest in the same portfolio, but each class has different expenses and investment minimums.

Shares are bought and sold at closing net asset value per share (“NAV”), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the funds’ Board of Trustees (the “Board”) may authorize the issuance of as many shares as necessary.

Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

(a) Security Valuation:

Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities in the funds are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that

 49

 Schwab Taxable Money Funds

Financial Notes (continued)

2. Significant Accounting Policies (continued):

either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information. Securities held by money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.

•	Level 3 — significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The levels associated with valuing the funds’ investments as of December 31, 2013 are disclosed in the Portfolio Holdings.

(b) Accounting Policies for certain Portfolio Investments (if held):

Repurchase Agreements: In a repurchase agreement, a fund buys a security from another party (the “counter-party”), usually a financial institution, with the agreement that it be sold back in the future. Repurchase agreements subject a fund to counter-party risk, meaning that the fund could lose money if the other party fails to perform under the terms of the agreement. The funds mitigate this risk by ensuring that the funds’ repurchase agreements are collateralized by cash, U.S. government securities, fixed income securities, equity securities or other types of securities. These risks are magnified to the extent that a repurchase agreement is secured by collateral other than cash and government securities, such as debt securities, equity securities and high yield securities that are rated below investment grade. All collateral is held by the funds’ custodian (or, with multi-party agreements, the agent’s bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement. In the event of a default by the counter-party, realization of the collateral proceeds could be delayed or limited and the value of the collateral may decline. Investments in repurchase agreements are also based on a review of the credit quality of the repurchase agreement counter-party.

50

 Schwab Taxable Money Funds

Financial Notes (continued)

2. Significant Accounting Policies (continued):

As of December 31, 2013, the following funds had investments in repurchase agreements with a gross value as disclosed in the Portfolio Holdings and the Statement of Assets and Liabilities:

Schwab Government Money Fund	$5,328,704,736
Schwab U.S. Treasury Money Fund	—
Schwab Treasury Obligations Money Fund	417,755,053
Schwab Value Advantage Money Fund	3,889,044,178

The value of the related collateral disclosed in the Portfolio Holdings exceeded the value of the repurchase agreements at period end.

Delayed-Delivery Transactions: The funds may buy securities at a predetermined price or yield, with payment and delivery taking place after the customary settlement period for that type of security. The funds will assume the rights and risks of ownership at the time of purchase, including the risk of price and yield fluctuations. Typically, no interest will accrue to a fund until the security is delivered. The funds will earmark or segregate appropriate liquid assets to cover their delayed-delivery purchase obligations.

(c) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.

(d) Investment Income:

Interest income is recorded as it accrues. If a fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes premiums and accretes discounts from the current date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security is callable (meaning that the issuer has the option to pay it off before its maturity date), then the fund amortizes the premium to the security’s call date and price, rather than the maturity date and price.

(e) Expenses:

Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

For funds offering multiple share classes, the net investment income, other than class specific expenses, and the realized and unrealized gains or losses, are allocated daily to each class in proportion to their average daily net assets.

(f) Distributions to Shareholders:

The funds declare distributions from net investment income, if any, every day they are open for business. These distributions, which are substantially equal to the funds’ net investment income for that day, are paid out to shareholders once a month. The funds make distributions from net realized capital gains, if any, once a year.

(g) Custody Credit:

The funds have an arrangement with their custodian bank, State Street Bank and Trust Company (“State Street”), under which the funds may receive a credit for their uninvested cash balance to offset their custody fees and accounting fees. The credit amounts, if any, are disclosed in the Statement of Operations as a reduction to the funds’ operating expenses.

(h) Accounting Estimates:

The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.

 51

 Schwab Taxable Money Funds

Financial Notes (continued)

2. Significant Accounting Policies (continued):

(i) Federal Income Taxes:

The funds intend to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the funds distribute substantially all of their net investment income and realized net capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

(j) Indemnification:

Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.

3. Risk Factors:

Investment Risk. An investment in a fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the funds seek to preserve the value of a shareholder’s investment at $1 per share, it is possible to lose money by investing in the funds.

Interest Rate Risk. Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, a fund’s yield will change over time. During periods when interest rates are low, a fund’s yield (and total return) also will be low. A change in a central bank’s monetary policy or improving economic conditions may result in an increase in interest rates. Rising interest rates may decrease liquidity in the money market securities markets, making it more difficult for a fund to sell its money market investments at a time when the investment adviser might wish to sell such investments. Decreased market liquidity also may make it more difficult to value some or all of a fund’s money market securities holdings. In addition, to the extent a fund makes any reimbursement payments to the investment adviser and/or its affiliates, the fund’s yield would be lower.

Repurchase Agreements Risk. When the fund enters into a repurchase agreement, the fund is exposed to the risk that the counter-party will not fulfill its contractual obligation. In a repurchase agreement, there exists the risk that, when the fund buys a security from a counter-party that agrees to repurchase the security at an agreed upon price (usually higher) and time, the counter-party will not repurchase the security. These risks are magnified to the extent that a repurchase agreement is secured by collateral other than cash and government securities, such as debt securities, equity securities and high yield securities that are rated below investment grade (“Alternative Collateral”). High yield securities that are used as Alternative Collateral are subject to greater levels of credit and liquidity risk, and are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments. Alternative Collateral may be subject to greater price volatility and may be more volatile or less liquid than other types of collateral, increasing the risk that the fund will be unable to recover fully in the event of a counter-party’s default.

Credit Risk. A fund is subject to the risk that a decline in the credit quality of a portfolio investment could cause the fund to lose money or underperform. A fund could lose money if the issuer of a portfolio investment fails to make timely principal or interest payments or if a guarantor, liquidity provider or counter-party of a portfolio investment fails to honor its obligations. Even though a fund’s investments in repurchase agreements are collateralized at all times, there is some risk to the fund if the other party should default on its obligations and the fund is delayed or prevented from recovering or disposing of the collateral. Negative perceptions of the ability of an issuer, guarantor, liquidity provider or counter-party to make payments or otherwise honor its obligations, as applicable, could also cause the price of that investment to decline. The credit quality of a fund’s portfolio holdings can change rapidly in certain market environments and any downgrade or default on the part of a single portfolio investment could cause the fund’s share price or yield to fall.

Many of the U.S. government securities that the funds invest in are not backed by the full faith and credit of the United States government, which means they are neither issued nor guaranteed by the U.S. Treasury. Although maintained in conservatorship by the Federal Housing Finance Agency since September 2008, Fannie Mae (FNMA) and Freddie Mac (FHLMC) maintain only limited lines of credit with the U.S. Treasury. The Federal Home Loan Banks (FHLB) also only maintain limited access to credit lines from the U.S. Treasury. Other securities, such as obligations issued by the Federal Farm Credit Banks Funding Corporation (FFCB), are supported solely by the credit of the issuer. There can be no assurance that the U.S. government will provide

52

 Schwab Taxable Money Funds

Financial Notes (continued)

3. Risk Factors (continued):

financial support to securities of its agencies and instrumentalities if it is not obligated to do so under law. Also, any government guarantees on securities a fund owns do not extend to the shares of the fund itself.

Foreign Investment Risk. The funds’ investments in securities of foreign issuers or securities with credit or liquidity enhancements provided by foreign entities may involve certain risks that are greater than those associated with investments in securities of U.S. issuers or securities with credit or liquidity enhancements provided by U.S. entities. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. In addition, sovereign risk, or the risk that a government may become unwilling or unable to meet its loan obligations or guarantees, could increase the credit risk of financial institutions connected to that particular country.

Management Risk. Any actively managed mutual fund is subject to the risk that its investment adviser will make poor security selections. A fund’s investment adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results. The investment adviser’s maturity decisions will also affect a fund’s yield, and in unusual circumstances potentially could affect its share price. To the extent that the investment adviser anticipates interest rate trends imprecisely, a fund’s yield at times could lag those of other money market funds.

Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. The market for certain investments may become illiquid due to specific adverse changes in the conditions of a particular issuer or under adverse market or economic conditions independent of the issuer. A fund’s investments in illiquid securities may reduce the returns of the fund because it may be unable to sell the illiquid securities at an advantageous time or price. Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.

Redemption Risk. A fund may experience periods of heavy redemptions that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. Redemptions by a few large investors in a fund may have a significant adverse effect on the fund’s ability to maintain a stable $1.00 share price. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the funds, could face a market-wide risk of increased redemption pressures, potentially jeopardizing the stability of their $1.00 share prices.

Regulatory Risk. The Securities and Exchange Commission (SEC) and other regulators may adopt additional money market fund regulations in the future, which may impact the operation and performance of a fund.

Money Market Risk. The funds are not designed to offer capital appreciation. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.

Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.

4. Affiliates and Affiliated Transactions:

Charles Schwab Investment Management, Inc. (“CSIM” or the “investment adviser”), a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (“Advisory Agreement”) between CSIM and the trust.

For its advisory and administrative services to the funds, CSIM is entitled to receive an annual fee, payable monthly, based on a percentage of each fund’s average daily net assets as follows:

Average Daily Net Assets

First $1 billion	0.35%
More than $1 billion but not exceeding $10 billion	0.32%
More than $10 billion but not exceeding $20 billion	0.30%
More than $20 billion but not exceeding $40 billion	0.27%
Over $40 billion	0.25%

The Board has adopted a Shareholder Servicing and Sweep Administration Plan (the “Plan”) on behalf of the funds. The Plan enables each fund to bear expenses relating to the provision by service providers, including Charles Schwab & Co., Inc. (a

 53

 Schwab Taxable Money Funds

Financial Notes (continued)

4. Affiliates and Affiliated Transactions (continued):

broker-dealer affiliate of CSIM, “Schwab”), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the funds. Schwab serves as the funds’ paying agent under the Plan for making payments of the shareholder service fee due to the service providers (other than Schwab). All shareholder service fees paid by the funds to Schwab in its capacity as the funds’ paying agent will be passed through to the service providers, and Schwab will not retain any portion of such fees. The Plan also enables Schwab Government Money Fund, Schwab U.S. Treasury Money Fund and sweep shares of Schwab Treasury Obligations Money Fund to pay Schwab for certain sweep administration services, such as processing of automatic purchases and redemptions it provides to fund shareholders invested in such funds.

Pursuant to the Plan, each fund’s shares are subject to an annual shareholder servicing fee up to the amount set forth in the table below. The shareholder servicing fee paid to a particular service provider is made pursuant to its written agreement with Schwab (or, in the case of payments made to Schwab, pursuant to Schwab’s written agreement with the funds), and the funds will pay no more than the amounts listed in the table below of the average annual daily net asset value of each fund’s shares owned by shareholders holding shares through such service providers. Shares of the Schwab Government Money Fund, the Schwab U.S. Treasury Money Fund and the Schwab Treasury Obligations Money Fund are also subject to an annual sweep administration fee of up to the amount set forth below. The sweep administration fee paid to Schwab is based on the average daily net asset value of the fund shares owned by shareholders holding shares through Schwab. Payments under the Plan are made as described above regardless of Schwab’s or the service provider’s actual cost of providing the services. If the cost of providing the services under the Plan is less than the payments received, the unexpended portion of the fees may be retained as profit by Schwab or the service provider.

	Shareholder Service Fees	Sweep Administration Fees

Schwab Government Money Fund	0.25%	0.15%
Schwab U.S. Treasury Money Fund	0.25%	0.15%
Schwab Treasury Obligations Money Fund
Sweep Shares	0.25%	0.15%
Value Advantage Shares	0.22%	n/a
Schwab Value Advantage Money Fund
Investor Shares	0.25%	n/a
Select Shares	0.15%	n/a
Institutional Shares	0.04%	n/a
Institutional Prime Shares	0.02%	n/a

Contractual Expense Limitation

CSIM and its affiliates have made an additional agreement with each fund to limit the total annual fund operating expenses charged, excluding interest, taxes, and certain non-routine expenses (“expense limitation”), as follows:

Schwab Government Money Fund*	0.75%
Schwab U.S. Treasury Money Fund*	0.60%
Schwab Treasury Obligations Money Fund
Sweep Shares*	0.65%
Value Advantage Shares*	0.45%
Schwab Value Advantage Money Fund
Investor Shares*	0.45%
Select Shares**	0.35%
Institutional Shares**	0.24%
Institutional Prime Shares**	0.21%

*	CSIM and its affiliates have agreed to limit the fund’s or fund share class’s expenses as described above for so long as CSIM serves as the investment adviser to the fund, which may only be amended or terminated with the approval of the Board.
**	CSIM and its affiliates have agreed to limit this share class’s expenses as described above through April 29, 2015.

54

 Schwab Taxable Money Funds

Financial Notes (continued)

4. Affiliates and Affiliated Transactions (continued):

In addition, effective January 1, 2013 through December 31, 2013, CSIM and its affiliates agreed to waive an additional amount of the Schwab Government Money Fund, Schwab U.S. Treasury Money Fund, Schwab Treasury Obligations Money Fund and Schwab Value Advantage Money Fund — Investor Shares and Select Shares expenses equal to 0.035% of each fund’s or share class’s average daily net assets.

During the period ended December 31, 2013, the Schwab Government Money Fund waived $120,359,097 in expenses of which $6,955,343 was waived in accordance with the contractual expense limitations noted above and the remainder to maintain a non-negative net yield as noted below. The Schwab U.S. Treasury Money Fund waived $144,121,644 in expenses of which $33,794,301 was waived in accordance with the contractual expense limitations noted above and the remainder to maintain a non-negative net yield as noted below. The Schwab Treasury Obligations Money Fund waived $9,851,616 in expenses of which $2,335,160 was waived in accordance with the contractual expense limitations noted above and the remainder to maintain a non-negative net yield as noted below, and the Schwab Value Advantage Money Fund waived $37,954,110 in expenses of which $21,716,312 was waived in accordance with the contractual expense limitations noted above and the remainder to maintain a positive net yield as noted below.

Voluntary Yield Waiver/Reimbursement

In addition to the contractual expense limitation agreements noted above, CSIM and its affiliates also may waive and/or reimburse expenses to the extent necessary to maintain a positive net yield for Schwab Value Advantage Money Fund (and each of its classes) and a non-negative net yield for Schwab U.S. Treasury Money Fund and Schwab Treasury Obligations Money Fund (and each of its classes). Effective November 5, 2013, CSIM and its affiliates also may waive and/or reimburse expenses to the extent necessary to maintain a non-negative yield for Schwab Government Money Fund. CSIM and its affiliates may recapture from a fund any of these expenses or fees they have waived and/or reimbursed until the third anniversary of the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. The reimbursement payments by a fund to CSIM and its affiliates are considered “non-routine expenses” and are not subject to any net operating expense limitations in effect at the time of such payment. This recapture could negatively affect a fund’s future yield. There were no prior year amounts recaptured. As of December 31, 2013, the balance of recoupable expenses is as follows:

	Expiration Date
	December 31, 2014	December 31, 2015	December 31, 2016	Total

Schwab Government Money Fund	$83,766,891	$92,350,176	$113,403,754	$289,520,821
Schwab U.S. Treasury Money Fund	106,070,367	113,232,994	110,327,343	329,630,704
Schwab Treasury Obligations Money Fund
Sweep Shares	—	1,085,366	7,200,865	8,286,231
Value Advantage Shares	—	91,687	315,591	407,278
Schwab Value Advantage Money Fund*
Investor Shares	20,645,844	14,891,415	15,292,609	50,829,868
Select Shares	1,261,119	677,636	879,845	2,818,600
Institutional Shares	201,204	—	65,344	266,548

*	As of December 31, 2013, the fund had no recoupable expenses for its Institutional Prime Shares.

As of December 31, 2013, recoupable expenses expired as follows:

Schwab Government Money Fund	$65,865,111
Schwab U.S. Treasury Money Fund	74,589,172
Schwab Value Advantage Money Fund
Investor Shares	15,099,405

Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate to be charged on a loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review by the Board. The funds had no interfund borrowing or lending activity during the period.

 55

 Schwab Taxable Money Funds

Financial Notes (continued)

5. Board of Trustees:

The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted in each fund’s Statement of Operations. For information regarding the trustees please refer to Trustees and Officers table at the end of this report.

6. Borrowing from Banks:

The funds have access to custodian overdraft facilities, a committed line of credit of $150 million with State Street, an uncommitted line of credit of $100 million with Bank of America, N.A. and an uncommitted line of credit of $50 million with Brown Brothers Harriman & Co. The funds pay interest on the amounts they borrow at rates that are negotiated periodically. The funds also pay an annual fee to State Street for the committed line of credit.

There were no borrowings from the lines of credit by the funds during the period. However, the funds may have utilized their overdraft facility and incurred interest expense, which is disclosed in the Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

7. Federal Income Taxes:

As of December 31, 2013, the components of distributable earnings on a tax-basis were as follows:

Schwab
	Schwab	Schwab	Treasury	Schwab
	Government	U.S. Treasury	Obligations	Value Advantage
	Money Fund	Money Fund	Money Fund	Money Fund

Undistributed ordinary income	$19,630	$99,603	$—	$—

Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2013, the funds had capital loss carryforwards available to offset future net capital gains before the expiration dates as follows:

			Schwab
	Schwab	Schwab	Treasury	Schwab
	Government	U.S. Treasury	Obligations	Value Advantage
Expiration Date	Money Fund	Money Fund	Money Fund	Money Fund

December 31, 2017	$—	$—	$—	$1,946,788
No expiration*	—	204,839	3,131	—

Total	$—	$204,839	$3,131	$1,946,788

*	As a result of the passage of the Regulated Investment Company Modernization Act of 2010, capital losses incurred after December 31, 2010 may now be carried forward indefinitely, but must retain the character of the original loss. However, such losses must be utilized prior to the pre-enactment capital losses, which may increase the likelihood that the pre-enactment capital losses may expire unused. Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital loss, irrespective of the character of the original loss.

For tax purposes, realized net capital losses and late-year ordinary losses incurred after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the year ended December 31, 2013, the funds had no capital losses deferred and had capital losses utilized as follows:

Schwab
	Schwab	Schwab	Treasury	Schwab
	Government	U.S. Treasury	Obligations	Value Advantage
	Money Fund	Money Fund	Money Fund	Money Fund

Capital losses utilized	$—	$—	$—	$31,031

56

 Schwab Taxable Money Funds

Financial Notes (continued)

7. Federal Income Taxes (continued):

The tax-basis components of distributions paid during the current and prior fiscal years were as follows:

			Schwab
	Schwab	Schwab	Treasury	Schwab
	Government	U.S. Treasury	Obligations	Value Advantage
	Money Fund	Money Fund	Money Fund	Money Fund

Current period distributions
Ordinary income	$1,648,094	$1,686,238	$112,491	$2,258,927

Prior period distributions
Ordinary income	$1,748,644	$2,363,429	$27,237	$3,219,098

Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as short-term capital gains. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes. The funds may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.

Permanent book and tax basis differences may result in reclassifications between components of net assets as required. The adjustments will have no impact on net assets or the results of operations. As of December 31, 2013, the funds made the following reclassifications:

			Schwab
	Schwab	Schwab	Treasury	Schwab
	Government	U.S. Treasury	Obligations	Value Advantage
	Money Fund	Money Fund	Money Fund	Money Fund

Capital shares	$172,702	$161,032	$—	$—
Undistributed net investment income	—	(161,032)	—	—
Net realized capital gains and losses	(172,702)	—	—	—

As of December 31, 2013, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended December 31, 2013, the funds did not incur any interest or penalties.

8. Other:

Subsequent to the period end, management determined that repurchase agreements held by the funds with one counterparty did not contain provisions whereby they could be sold or disposed of in the ordinary course of business within seven calendar days. Consequently, these repurchase agreements were reclassified as presumptively illiquid, causing Schwab Government Money Fund’s and Schwab Value Advantage Money Fund’s holdings of illiquid securities to exceed 5% of total assets at December 31, 2013 as noted in the Portfolio Holdings section. Upon reclassification, all funds temporarily ceased purchasing illiquid securities, and promptly thereafter, management reduced the illiquid securities held by Schwab Government Money Fund and Schwab Value Advantage Money Fund to less than 5% of total assets. Due to the reclassification, all funds with the exception of Schwab U.S. Treasury Money Fund (which does not effect repurchase agreement transactions) may have exceeded 5% of total assets in illiquid securities from time to time since May 28, 2010 (the effective date of the 5% illiquidity threshold under Rule 2a-7). Had these repurchase agreements been presented as illiquid in the prior year, the holdings of illiquid securities in the financial statements at December 31, 2012 would have changed from 1.3% to 3.1% of net assets for Schwab Government Money Fund and 0.9% to 4.9% of net assets for Schwab Value Advantage Money Fund. The correction to reflect these securities as illiquid did not result in any financial impact to fund shareholders.

9. Subsequent Events:

Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.

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Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of:
Schwab Government Money Fund
Schwab U.S. Treasury Money Fund
Schwab Treasury Obligations Money Fund
Schwab Value Advantage Money Fund

In our opinion, the accompanying statements of assets and liabilities, including the portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Schwab Government Money Fund, Schwab U.S. Treasury Money Fund, Schwab Treasury Obligations Money Fund and Schwab Value Advantage Money Fund (four of the portfolios constituting The Charles Schwab Family of Funds, hereafter referred to as the “Funds”) at December 31, 2013, the results of each of their operations for the year then ended, the changes in each of their net assets and each of their financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2013 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
San Francisco, California
February 24, 2014

58

Other Federal Tax Information (unaudited)

For the year ended December 31, 2013, the Schwab Government Money Fund hereby designates $107,083 as capital gain dividend under Internal Revenue Code section 852(b)(3)(C).

 59

Trustees and Officers

The tables below give information about the trustees and officers of The Charles Schwab Family of Funds, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust. The Fund Complex includes 99 funds.

The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the funds’ Statement of Additional Information, which is available free by calling 1-800-435-4000.

 Independent Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Mariann Byerwalter 1960 Trustee (Trustee of The Charles Schwab Family of Funds since 2000.)	Chairman of JDN Corporate Advisory LLC (advisory services firm) (Oct. 2001 – present).	76	Director, WageWorks, Inc. (2010 – present) Director, Redwood Trust, Inc. (1998 – present) Director, PMI Group Inc. (2001 – 2009)

John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds since 2008.)	Senior Fellow, The Hoover Institution at Stanford University (Oct. 1979 – present); Senior Fellow, Stanford Institute for Economic Policy Research; Professor of Public Policy, Stanford University (Sept. 2000 – present).	76	Director, Gilead Sciences, Inc. (2005 – present) Director, Monaco Coach Corporation (2005 – 2009)

David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds since 2011.)	Private Investor.	76	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present)

Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds since 2011.)	Retired. Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services for consumers and small businesses) (Dec. 2008 – Aug. 2013).	76	Director, KLA-Tencor Corporation (2008 – present)

Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds since 2000.)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (1990 – present).	76	Director, Eaton (2012 – present)
Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – 2013)
Director, Oneok, Inc. (2009 – 2013)
			Lead Independent Director, Board of Cooper Industries (2002 – 2012)

Joseph H. Wender 1944 Trustee (Trustee of The Charles Schwab Family of Funds since 2008.)	Senior Consultant, Goldman Sachs & Co., Inc. (investment banking and securities firm) (Jan. 2008 – present); Partner, Colgin Partners, LLC (vineyards) (February 1998 – present).	76	Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals (1994 – present)

60

 Interested Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served)	During the Past Five Years	the Trustee	Other Directorships

Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of The Charles Schwab Family of Funds since 1989.)	Chairman and Director, The Charles Schwab Corporation, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc., Charles Schwab Bank, N. A.; Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I, Schwab International Holdings, Inc.; Chief Executive Officer, Schwab Holdings, Inc.; Through June 2007, Director, U.S. Trust Company, N. A., U.S. Trust Corporation, United States Trust Company of New York. Until October 2008, Chief Executive Officer, The Charles Schwab Corporation, Charles Schwab & Co., Inc.	76	None

Walter W. Bettinger II2 1960 Trustee (Trustee of The Charles Schwab Family of Funds since 2008.)	As of October 2008, President and Chief Executive Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation. Since October 2008, Director, The Charles Schwab Corporation. Since May 2008, Director, Charles Schwab & Co., Inc. and Schwab Holdings, Inc. Since 2006, Director, Charles Schwab Bank. Until October 2008, President and Chief Operating Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation. From 2004 through 2007, Executive Vice President and President, Schwab Investor Services. From 2004 through 2005, Executive Vice President and Chief Operating Officer, Individual Investor Enterprise, and from 2002 through 2004, Executive Vice President, Corporate Services.	99	None

 Officers of the Trust

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Marie Chandoha 1961 President and Chief Executive Officer (Officer of The Charles Schwab Family of Funds since 2010.)	Executive Vice President, Charles Schwab & Co., Inc. (Sept. 2010 – present); Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (March 2007 – August 2010).

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of The Charles Schwab Family of Funds since 2004.)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present), Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Treasurer and Chief Financial Officer, Laudus Funds (2006 – present); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – present) and Schwab ETFs (Oct. 2009 – present); Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) Limited (April 2005 – present).

Omar Aguilar 1970 Senior Vice President and Chief Investment Officer – Equities (Officer of The Charles Schwab Family of Funds since 2011.)	Senior Vice President and Chief Investment Officer — Equities, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Equities, Schwab Funds and Laudus Funds (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (May 2009 – April 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).

 61

 Officers of the Trust (continued)

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Brett Wander 1961 Senior Vice President and Chief Investment Officer – Fixed Income (Officer of The Charles Schwab Family of Funds since 2011.)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds and Laudus Funds (June 2011 – present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies, Loomis, Sayles & Company (April 2006 – Jan. 2008).

David Lekich 1964 Chief Legal Officer and Secretary (Officer of The Charles Schwab Family of Funds since 2011.)	Senior Vice President (Sept. 2011 – present), Vice President (March 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present), Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (April 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk, Laudus Funds (April 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.

Catherine MacGregor 1964 Vice President and Assistant Secretary (Officer of The Charles Schwab Family of Funds since 2005.)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (March 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009 – present).

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds retirement policy requires that independent trustees retire at age 72 or after twenty years as a trustee, whichever comes first. In addition, the retirement policy requires any independent trustee of Schwab Funds who also serves as an independent trustee of the Laudus Funds to retire from the Boards of the Schwab Funds upon their required retirement date from either the Boards of Trustees of the Schwab Funds or the Laudus Funds, whichever comes first.
[2]	Mr. Schwab and Mr. Bettinger are Interested Trustees because they own stock of The Charles Schwab Corporation, the parent company of the investment adviser.
[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

62

Glossary

144A securities These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.

agency discount notes Notes issued by federal agencies—known as Government Sponsored Enterprises, or GSEs—at a discount to their value at maturity. An agency discount note is a short-term investment alternative offering a high degree of credit quality.

asset-backed commercial paper A short-term investment that is typically issued by a bank or other financial institution. The notes represent an interest in financial assets such as trade receivables, credit card receivables, auto receivables, etc. and are generally used for the short-term financing needs of companies.

capital gain, capital loss The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the capital gain or loss is considered unrealized appreciation or depreciation.

collateralized mortgage obligation (CMO) A type of security that is collateralized by pools of mortgages backed by government agencies or private issuers (non-agency). The streams of principal and interest payments on the mortgages are distributed to the different classes of CMO interests, known as tranches. Each tranche may have different principal balances, coupon rates, prepayment risks, and maturity dates.

commercial paper Promissory notes issued by banks, corporations and other entities to finance short-term credit needs. These securities generally are structured on a discounted basis but sometimes may be interest-bearing notes. Commercial paper, which may be unsecured, is subject to credit risk.

corporate note An unsecured debt security issued by a corporation that is subject to the credit risk of the issuer.

credit-enhanced securities Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security’s value, are designed to help lower the risk of default on a security and may also make the security more liquid.

credit quality The capacity of an issuer to make its interest and principal payments. Federal regulations strictly regulate the credit quality of the securities a money market fund can buy.

credit ratings Debt issuers, including corporations, states and municipalities, may arrange with a recognized independent rating organization, such as Standard & Poor’s, Fitch, Inc., Moody’s Investor Service, and DBRS, to rate their creditworthiness and/or the creditworthiness of their debt issues. For example, an issuer may obtain a long-term rating within the investment grade rating category, which is, from high to low, AAA, AA, A and BBB for Standard & Poor’s, Fitch, and DBRS; and Aaa, Aa, A and Baa for Moody’s.

credit risk The risk that a debt issuer may be unable to pay interest or repay principal to its debt holders.

dollar-weighted average maturity See weighted average maturity.

effective yield A measurement of a fund’s yield that assumes that all interest income is reinvested in additional shares of the fund.

exchange-traded fund (ETF) An investment fund that tracks an index, a commodity or a basket of assets, and trades on an exchange.

expense ratio The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets for the year.

face value The value of a bond, note, mortgage or other security as given on the certificate or instrument. Face value is also referred to as par value or nominal value.

illiquid securities Securities are generally considered illiquid if they cannot be disposed of promptly (typically within seven days) and in the ordinary course of business at approximately the amount at which a fund has valued the instruments.

interest Payments to holders of debt securities as compensation for loaning a security’s principal to the issuer.

liquidity-enhanced security The security’s structure includes a liquidity arrangement that requires an entity other than the issuer (such as a large financial institution) to provide funds to pay a tender under most circumstances. Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities for repayment within a specified time period (usually one day or one week) at any time prior to their final maturity.

maturity The date a debt security is scheduled to be “retired” and its principal amount repaid. The Maturity of an investment will generally reflect the security’s final maturity date unless the security’s structure includes a maturity-shortening provision such as an interest rate reset, demand feature or put feature (the “Effective Maturity Date”). For those securities with a maturity-shortening provision, including variable-rate demand securities, the Maturity is determined by using the Effective Maturity Date, as permitted by Rule 2a-7.

municipal securities Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.

net asset value per share (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding. Money funds seek to maintain a steady NAV of $1.00.

outstanding shares, shares outstanding When speaking of a company or mutual fund, indicates all shares currently held by investors.

repurchase agreement (also known as a “repo”) The sale of a security combined with a simultaneous agreement to repurchase it at a predetermined date and price.

restricted securities Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.

Tier 1, Tier 2 Tier 1 is the highest category of credit quality, Tier 2 the second highest. A security’s tier can be established either by an independent rating organization or by a determination of the investment adviser. Money market fund shares and U.S. government securities are automatically considered Tier 1 securities.

 63

total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

variable rate demand obligations (VRDOs) Securities that have long maturities but which, because of their structure, require them to repay principal plus accrued interest within a specified timeframe (usually one or seven days) upon the demand of the bond holder. Depending on their structure, the repayment may be made by the bond issuer or by a financial institution, such as a highly rated bank.

weighted average life (WAL) For money market mutual funds as per rule 2a-7, the weighted average life calculation takes into account either the final maturity date for each security held in the portfolio or, when relevant, the date of the next demand feature (when the fund is scheduled to receive payment of principal and interest after a demand). Money funds are required to maintain a weighted average life of no more than 120 days. Weighted average life for all Schwab money market funds is available in each fund’s monthly schedule of portfolio holdings at www.schwabfunds.com/prospectus and also available in each fund’s Form N-MFP on the SEC’s website at www.sec.gov 60 days after the end of the month to which the information pertains.

weighted average maturity (WAM) For money market mutual funds as per rule 2a-7, the maturity date or Effective Maturity Date (see definition of maturity) of all the debt securities in its portfolio, or the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand, calculated as a weighted average. As a rule, the longer a fund’s weighted average maturity, the greater its interest rate risk. Money funds are required to maintain a weighted average maturity of no more than 60 days.

yield The income paid out by an investment, expressed as a percentage of the investments market value.

64

PRIVACY NOTICE
 THIS IS NOT PART OF THE SHAREHOLDER REPORT

A Commitment to Your Privacy

Your Privacy Is Not for Sale

We do not and will not sell your personal information to anyone, for any reason.

We are committed to protecting the privacy of information we maintain about you. Below are details about our commitment, including the types of information we collect and how we use and share that information. This Privacy Notice applies to you only if you are an individual who invests directly in the funds by placing orders through the funds’ transfer agent. If you place orders through your brokerage account at Charles Schwab & Co., Inc. or an account with another broker-dealer, investment advisor, 401(k) plan, employee benefit plan, administrator, bank or other financial intermediary, you are covered by the privacy policies of that financial institution and should consult those policies.

How We Collect Information About You

We collect personal information about you in a number of ways.

•	APPLICATION AND REGISTRATION INFORMATION.

We collect personal information from you when you open an account or utilize one of our services. We may also collect information about you from third parties such as consumer reporting agencies to verify your identity. The information we collect may include personal information, including your Social Security number, as well as details about your interests, investments and investment experience.

•	TRANSACTION AND EXPERIENCE INFORMATION.

Once your account has been opened, we collect and maintain personal information about your account activity, including your transactions, balances, positions and history. This information allows us to administer your account and provide the services you have requested.

•	WEBSITE USAGE.

When you visit our websites, we may use devices known as “cookies,” graphic interchange format files (GIFs), or other similar web tools to enhance your web experience. These tools help us to recognize you, maintain your web session, and provide a more personalized experience. To learn more, please click the Privacy link on our website.

How We Share and Use Your Information

We provide access to information about you to our affiliated companies, outside companies and other third parties in certain limited circumstances, including:

•	to help us process transactions for your account;

•	when we use other companies to provide services for us, such as printing and mailing your account statements;

•	when we believe that disclosure is required or permitted under law (for example, to cooperate with regulators or law enforcement, resolve consumer disputes, perform credit/authentication checks, or for risk control).

State Laws

We will comply with state laws that apply to the disclosure or use of information about you.

Safeguarding Your Information — Security Is a Partnership

We take precautions to ensure the information we collect about you is protected and is accessed only by authorized individuals or organizations.

Companies we use to provide support services are not allowed to use information about our shareholders for their own purposes and are contractually obligated to maintain strict confidentiality. We limit their use of information to the performance of the specific services we have requested.

We restrict access to personal information by our employees and agents. Our employees are trained about privacy and are required to safeguard personal information.

We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

Contact Us

To provide us with updated information, report suspected fraud or identity theft, or for any other questions, please call the number below.

Schwab Funds® direct investors:  1-800-407-0256

© 2013 Schwab Funds. All rights reserved.

Notes

Notes

Notes

Schwab Funds® offers you an extensive family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available Schwab Funds.

Whether you are an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund’s investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

Proxy Voting Policies, Procedures and Results

A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Fund’s website at www.schwabfunds.com/prospectus, the SEC’s website at http://www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabfunds.com/prospectus or the SEC’s website at http://www.sec.gov.

The Schwab Funds Family®

Stock Funds
Schwab Core Equity Fundtm
Schwab Dividend Equity Fundtm
Schwab Large-Cap Growth Fundtm
Schwab Small-Cap Equity Fundtm
Schwab Hedged Equity Fundtm
Schwab Financial Services Fundtm
Schwab Health Care Fundtm
Schwab® International Core Equity Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small Company Index Fund
Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Global Real Estate Fundtm
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab International Index Fund®

Asset Allocation Funds
Schwab Balanced Fundtm
Schwab MarketTrack All Equity Portfoliotm
Schwab MarketTrack Growth Portfoliotm
Schwab MarketTrack Balanced Portfoliotm
Schwab MarketTrack Conservative Portfoliotm
Schwab Target 2010 Fund
Schwab Target 2015 Fund
Schwab Target 2020 Fund
Schwab Target 2025 Fund
Schwab Target 2030 Fund
Schwab Target 2035 Fund
Schwab Target 2040 Fund
Schwab Target 2045 Fund
Schwab Target 2050 Fund
Schwab Target 2055 Fund
Schwab® Monthly Income Fund – Moderate Payout
Schwab® Monthly Income Fund – Enhanced Payout
Schwab® Monthly Income Fund – Maximum Payout

Bond Funds
Schwab Short-Term Bond Market Fundtm
Schwab Intermediate-Term Bond Fundtm
Schwab Total Bond Market Fundtm
Schwab GNMA Fundtm
Schwab® Treasury Inflation Protected Securities Index Fund
Schwab Tax-Free Bond Fundtm
Schwab California Tax-Free Bond Fundtm

Schwab Money Funds
Schwab offers an array of money market funds.1 Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.

[1]	Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105

Funds
Schwab Funds®
P.O. Box 3812, Englewood, CO 80155–3812

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
© 2014 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.
MFR31360-09
00110579

Annual report dated December 31, 2013, enclosed.

Schwab Municipal Money Fundtm
Schwab AMT Tax-Free Money Fundtm

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Schwab Municipal Money Fundtm
Schwab AMT Tax-Free Money Fundtm

Annual Report
December 31, 2013

This page is intentionally left blank.

In This Report

Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor: Charles Schwab & Co., Inc. (Schwab).

From the President

Marie Chandoha is President and CEO of Charles Schwab Investment Management, Inc. and the funds covered in this report.

For the 12 months ended December 31, 2013, yields on municipal money market securities remained historically low.

Dear Shareholder,

As President and CEO of Charles Schwab Investment Management, Inc., I’d like to thank you for trusting us to help you meet your investment goals, and for reading this annual report concerning the Schwab Municipal Money Fund and Schwab AMT Tax-Free Money Fund. These funds are part of our solutions for investing in municipal money market securities, and each fund is designed to offer stability of capital, liquidity, and income.

For the 12 months ended December 31, 2013, yields on municipal money market securities remained historically low. The backdrop for these yields included policies by the Federal Reserve to stimulate the U.S. economy by attempting to hold down interest rates. With modest improvements in the economy, the Fed announced plans to begin “tapering” some of its stimulative policies in 2014. Meanwhile, demand for municipal money market securities remained solid and credit conditions for municipalities generally improved, particularly in California.

In related industry matters, the SEC proposed various ideas on reforming money funds in June 2013 that could impact the way in which these funds operate, and the SEC is currently reviewing feedback from the industry. However, the nature and implementation time line of any new rules remain relatively unknown and are subject to a lengthy rule-making and implementation process.

For more information about the Schwab Municipal Money Fund and Schwab AMT Tax-Free Money Fund, please continue reading this report. In addition, you can find answers to frequently asked questions and further details about these products by visiting www.schwabfunds.com, or by contacting us at 1-800-435-4000.

Sincerely,

2 Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund

Fund Management

Kenneth Salinger, CFA, Managing Director and Head of Tax-Exempt Strategies, leads the portfolio management team for Schwab’s national and state-specific tax free bond funds and municipal money market funds. He has also had overall responsibility for all aspects of the management of the funds since 2008. Prior to joining CSIM in 2008, Mr. Salinger was a senior portfolio manager at Wells Capital Management, working on a team that managed municipal bond assets. He worked at American Century Investments from 1992 to 2006, where he was a vice president and senior portfolio manager, responsible for daily management of a number of national and state specific municipal bond funds. Mr. Salinger has worked in fixed-income asset management since 1994.

Kevin Shaughnessy, CFA, Managing Director and Senior Portfolio Manager, is responsible for the day-to-day co-management of the funds. Prior to joining CSIM in 2000, Mr. Shaughnessy spent four years as a portfolio manager at Wells Capital Management, where he was responsible for managing the firm’s California municipal money fund assets, as well as short duration private client assets.

Cameron Ullyatt, CFA, Managing Director and Senior Portfolio Manager, is responsible for the day-to-day co-management of the funds. Prior to joining CSIM in 2008, Mr. Ullyatt was a vice president and portfolio manager at Oppenheimer Funds, where he was responsible for managing the firm’s municipal money fund assets. From 1999 to 2006, Mr. Ullyatt also worked as a credit analyst in Oppenheimer Funds’ municipal bond and money market departments.

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund 3

Schwab Municipal Money Fund™

The Schwab Municipal Money Fund (the fund) seeks the highest current income consistent with stability of capital and liquidity, and is exempt from federal income tax. To pursue its goal, the fund invests in municipal (muni) money market securities from states and muni agencies around the country, as well as from U.S. territories and possessions. For more information concerning the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.

The fund’s investment adviser and its affiliates voluntarily waived certain fees or expenses for the year ended December 31, 2013, to help the fund maintain a positive net yield.* For more information about the fund’s yield and other important characteristics, please review the charts and footnotes that follow this discussion.

Market Highlights. Securities typically held by muni money market funds experienced strong demand during the year, helping to keep yields near record lows. The strong demand represented interest from traditional buyers as well as growing demand from non-traditional buyers that under more normal conditions purchase taxable money market securities. The reduced supply of taxable money market securities, particularly during the second quarter, drove many of these non-traditional buyers to tax-exempt variable-rate demand obligations (VRDOs) to broaden their investment options, placing downward pressure on the yields of short-term tax-exempt securities.

Generally improving credit conditions represented another important support for muni securities. Although economic growth across the U.S. has been somewhat slow, credit conditions among many municipalities have benefited from generally rising tax revenues and the positive impact of fiscal belt-tightening over the last several years.

This collective backdrop, combined with the Federal Reserve’s commitment to keep the target for the federal funds rate between 0% and 0.25%, translated into historically low yields for muni money market securities. The Securities Industry and Financial Markets Association Municipal Swap Index—a widely used benchmark for yields on muni floating-rate securities—generally ranged between 0.08% and 0.12% for the first quarter of 2013, rose to 0.23% in April (a typical seasonal spike around tax time), and then averaged 0.06% during the second half of the year. For 2013 as a whole, the index averaged 0.09% versus 0.16% in 2012.

Positioning and Strategies. The investment adviser continued to focus on safety and high credit quality while generally maintaining a weighted average maturity (WAM) that was conservatively longer than many of the fund’s peers. The fund’s WAM began the period at approximately 42 days and steadily shortened to a 12-month low of roughly 33 days by the end of May. As one-year muni note supply rose sharply in June, the investment adviser focused on enhancing the fund’s diversification and credit quality, and the fund’s WAM was extended, reaching a high of 52 days in August. Over the last four months of the year, the fund’s WAM drifted lower, ending the year at 41 days. In addition, the investment adviser enhanced the fund’s tactical positioning and credit diversification by selectively adding tender option bonds in fixed-rate form.

As of 12/31/13:

 Portfolio Composition By Maturity1

% of investments

1-7 Days	69.5%
8-30 Days	5.1%
31-60 Days	4.0%
61-90 Days	3.9%
91-180 Days	10.0%
More than 180 Days	7.5%
Total	100.0%

 Statistics

Weighted Average Maturity[2]	41 Days
Credit Quality Of Holdings[3] % of portfolio	100% Tier 1
Credit Enhanced Securities % of portfolio	46%

 Portfolio Composition by Security Type4

% of investments

Tender Option Bonds	26.4%
Variable Rate Demand Obligations	46.5%
Commercial Paper	10.9%
Fixed Rate Notes	13.8%
Other	2.4%
Total	100.0%

 Largest Holdings by State

% of Net Assets

Texas	15.5%
New York	10.5%
California	9.7%
Florida	5.6%
Illinois	5.4%

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Management views and portfolio holdings may have changed since the report date.

*	The investment adviser and its affiliates may recapture expenses or fees they waived under a voluntary yield waiver until the third anniversary of the end of the fiscal year in which such waiver occurs, subject to certain limitations. For more information on the potential impact of such recapture on future yields, see financial note 5.
[1]	As shown in the Portfolio Holdings section of the shareholder report.
[2]	Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
[3]	Based on ratings from Standard & Poor’s Corp., Moody’s Investors Service, Fitch Ratings, and/or DBRS, or, if unrated, is determined to be of comparable quality. The fund may use different ratings provided by other rating agencies for purposes of determining compliance with the fund’s investment policies. The fund itself has not been rated by an independent credit rating agency.
[4]	Portfolio Composition is calculated using the Par Value of Investments.

4 Schwab Municipal Money Fundtm

Performance and Fund Facts as of 12/31/13

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwabfunds.com/prospectus.

 Weighted Average Maturity Trend for previous 12 months

Money funds must maintain a dollar-weighted average maturity of no longer than 60 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).

 Seven-Day Average Yield Trend for previous 12 months*

 Seven-Day Yields

The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.

	Schwab Municipal Money Fundtm
	Sweep	Value Advantage	Select	Institutional
	Shares	Shares®	Shares®	Shares

Ticker Symbol	SWXXX	SWTXX	SWLXX	SWOXX
Minimum Initial Investment[1]	**	$25,000[2]	$1,000,000	$3,000,000

Seven-Day Yield[3]	0.01%	0.01%	0.01%	0.01%

Seven-Day Yield–Without Contractual Expense Limitation[4]	-0.08%	-0.09%	-0.19%	-0.30%

Seven-Day Effective Yield[3]	0.01%	0.01%	0.01%	0.01%

Seven-Day Taxable Equivalent Effective Yield[3,5]	0.02%	0.02%	0.02%	0.02%

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Portfolio holdings may have changed since the report date.

*	The seven-day average yield for the Sweep Shares, Value Advantage Shares, Select Shares and Institutional Shares was 0.01% throughout the entire period.
**	Subject to the eligibility terms and conditions of your Schwab account agreement.
[1]	Please see prospectus for further detail and eligibility requirements.
[2]	Minimum initial investment for IRA and custodial accounts is $15,000. Municipal money funds are generally not appropriate investments for IRAs and other tax-deferred accounts. Please consult with your tax advisor about your situation.
[3]	Yield reflects the effect of the fund’s agreement with the investment adviser and its affiliates to limit each share class’ total annual operating expenses to certain levels (contractual expense limitation). In addition, the investment adviser and its affiliates have voluntarily waived expenses in excess of the contractual expense limitation to maintain a positive net yield for certain share classes of the fund (voluntary yield waiver). Without the contractual expense limitation and the voluntary yield waiver, the fund’s yield would have been lower. For additional details, see financial note 5.
[4]	Yield does not reflect the effect of the contractual expense limitation, but does reflect the effect of the voluntary yield waiver. The voluntary yield waiver added 0.47%, 0.33%, 0.23%, and 0.13% to the seven-day yields of the Sweep Shares, Value Advantage Shares, Select Shares, and Institutional Shares, respectively.
[5]	Taxable equivalent effective yield assumes a federal regular income tax rate of 43.40%, which includes a Medicare surcharge rate of 3.8%. Your tax rate may be different.

Schwab Municipal Money Fundtm 5

Schwab AMT Tax-Free Money Fund™

The Schwab AMT Tax-Free Money Fund (the fund) seeks the highest current income consistent with stability of capital and liquidity, and is exempt from federal income tax. To pursue its goal, the fund invests in municipal (muni) money market securities from states and muni agencies around the country, as well as from U.S. territories and possessions. For more information concerning the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.

The fund’s investment adviser and its affiliates voluntarily waived certain fees or expenses for the year ended December 31, 2013, to help the fund maintain a positive net yield.* For more information about the fund’s yield and other important characteristics, please review the charts and footnotes that follow this discussion.

Market Highlights. Securities typically held by muni money market funds experienced strong demand during the year, helping to keep yields near record lows. The strong demand represented interest from traditional buyers as well as growing demand from non-traditional buyers that under more normal conditions purchase taxable money market securities. The reduced supply of taxable money market securities, particularly during the second quarter, drove many of these non-traditional buyers to tax-exempt variable-rate demand obligations (VRDOs) to broaden their investment options, placing downward pressure on the yields of short-term tax-exempt securities.

Generally improving credit conditions represented another important support for muni securities. Although economic growth across the U.S. has been somewhat slow, credit conditions among many municipalities have benefited from generally rising tax revenues and the positive impact of fiscal belt-tightening over the last several years.

This collective backdrop, combined with the Federal Reserve’s commitment to keep the target for the federal funds rate between 0% and 0.25%, translated into historically low yields for muni money market securities. The Securities Industry and Financial Markets Association Municipal Swap Index—a widely used benchmark for yields on muni floating-rate securities—generally ranged between 0.08% and 0.12% for the first quarter of 2013, rose to 0.23% in April (a typical seasonal spike around tax time), and then averaged 0.06% during the second half of the year. For 2013 as a whole, the index averaged 0.09% versus 0.16% in 2012.

Positioning and Strategies. The investment adviser continued to focus on safety and high credit quality while conservatively managing the fund’s weighted average maturity (WAM) as conditions evolved. The fund’s WAM began the year at roughly 44 days, hit its 12-month high of 52 days in February and subsequently shortened to a low of 39 days in May. For the second half of the year, the fund’s WAM ranged between 44 and 52 days, ending the year at 45 days. For most of this period, the fund’s WAM was conservatively longer than many of its peers. In addition, the investment adviser enhanced the fund’s tactical positioning and credit diversification by selectively adding tender option bonds in fixed-rate form.

As of 12/31/13:

 Portfolio Composition By Maturity1

% of investments

1-7 Days	65.3%
8-30 Days	5.5%
31-60 Days	5.4%
61-90 Days	6.1%
91-180 Days	8.9%
More than 180 Days	8.8%
Total	100.0%

 Statistics

Weighted Average Maturity[2]	45 Days
Credit Quality Of Holdings[3] % of portfolio	100% Tier 1
Credit Enhanced Securities % of portfolio	43%

 Portfolio Composition by Security Type4

% of investments

Tender Option Bonds	35.1%
Variable Rate Demand Obligations	33.5%
Commercial Paper	13.4%
Fixed Rate Notes	14.7%
Other	3.3%
Total	100.0%

 Largest Holdings by State

% of Net Assets

Texas	14.4%
California	11.8%
New York	8.7%
Illinois	7.6%
Alabama	6.4%

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Management views and portfolio holdings may have changed since the report date.

*	The investment adviser and its affiliates may recapture expenses or fees they waived under a voluntary yield waiver until the third anniversary of the end of the fiscal year in which such waiver occurs, subject to certain limitations. For more information on the potential impact of such recapture on future yields, see financial note 5.
[1]	As shown in the Portfolio Holdings section of the shareholder report.
[2]	Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
[3]	Based on ratings from Standard & Poor’s Corp., Moody’s Investors Service, Fitch Ratings, and/or DBRS, or, if unrated, is determined to be of comparable quality. The fund may use different ratings provided by other rating agencies for purposes of determining compliance with the fund’s investment policies. The fund itself has not been rated by an independent credit rating agency.
[4]	Portfolio Composition is calculated using the Par Value of Investments.

6 Schwab AMT Tax-Free Money Fundtm

Performance and Fund Facts as of 12/31/13

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwabfunds.com/prospectus.

 Weighted Average Maturity Trend for previous 12 months

Money funds must maintain a dollar-weighted average maturity of no longer than 60 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).

 Seven-Day Average Yield Trend for previous 12 months*

 Seven-Day Yields

The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.

	Schwab AMT Tax-Free Money Fundtm
	Sweep	Value Advantage
	Shares	Shares®

Ticker Symbol	SWFXX	SWWXX
Minimum Initial Investment[1]	**	$25,000[2]

Seven-Day Yield[3]	0.01%	0.01%

Seven-Day Yield–Without Contractual Expense Limitation[4]	-0.07%	-0.11%

Seven-Day Effective Yield[3]	0.01%	0.01%

Seven-Day Taxable Equivalent Effective Yield[3,5]	0.02%	0.02%

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Portfolio holdings may have changed since the report date.

*	The seven-day average yield for the Sweep Shares and Value Advantage Shares was 0.01% throughout the entire period.
**	Subject to the eligibility terms and conditions of your Schwab account agreement.
[1]	Please see prospectus for further detail and eligibility requirements.
[2]	Minimum initial investment for IRA and custodial accounts is $15,000. Municipal money funds are generally not appropriate investments for IRAs and other tax-deferred accounts. Please consult with your tax advisor about your situation.
[3]	Yield reflects the effect of the fund’s agreement with the investment adviser and its affiliates to limit each share class’ total annual operating expenses to certain levels (contractual expense limitation). In addition, the investment adviser and its affiliates have voluntarily waived expenses in excess of the contractual expense limitation to maintain a positive net yield for certain share classes of the fund (voluntary yield waiver). Without the contractual expense limitation and the voluntary yield waiver, the fund’s yield would have been lower. For additional details, see financial note 5.
[4]	Yield does not reflect the effect of the contractual expense limitation, but does reflect the effect of the voluntary yield waiver. The voluntary yield waiver added 0.50% and 0.33% to the seven-day yields of the Sweep Shares and Value Advantage Shares, respectively.
[5]	Taxable equivalent effective yield assumes a federal regular income tax rate of 43.40%, which includes a Medicare surcharge rate of 3.8%. Your tax rate may be different.

Schwab AMT Tax-Free Money Fundtm 7

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

As a fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees; and (2) ongoing costs, including management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning July 1, 2013 and held through December 31, 2013.

Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled “Expenses Paid During Period.”

Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s or share class’ actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in a fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio[1]	Account Value	(Net of Expenses)	During Period[2]
	(Annualized)	at 7/1/13	at 12/31/13	7/1/13–12/31/13

Schwab Municipal Money Fundtm
Sweep Shares
Actual Return	0.13%	$1,000.00	$1,000.10	$0.66
Hypothetical 5% Return	0.13%	$1,000.00	$1,024.55	$0.66
Value Advantage Shares®
Actual Return	0.13%	$1,000.00	$1,000.10	$0.66
Hypothetical 5% Return	0.13%	$1,000.00	$1,024.55	$0.66
Select Shares®
Actual Return	0.13%	$1,000.00	$1,000.10	$0.66
Hypothetical 5% Return	0.13%	$1,000.00	$1,024.55	$0.66
Institutional Shares
Actual Return	0.13%	$1,000.00	$1,000.10	$0.66
Hypothetical 5% Return	0.13%	$1,000.00	$1,024.55	$0.66

Schwab AMT Tax-Free Money Fundtm
Sweep Shares
Actual Return	0.13%	$1,000.00	$1,000.10	$0.66
Hypothetical 5% Return	0.13%	$1,000.00	$1,024.55	$0.66
Value Advantage Shares®
Actual Return	0.13%	$1,000.00	$1,000.10	$0.66
Hypothetical 5% Return	0.13%	$1,000.00	$1,024.55	$0.66

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights which covers a 12-month period.
[2]	Expenses for share class are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days of the period, and divided by 365 days of the fiscal year.

8 Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund

Schwab Municipal Money Fund™

Financial Statements

Financial Highlights

	1/1/13–		1/1/12–		1/1/11–		1/1/10–		1/1/09–
Sweep Shares	12/31/13		12/31/12		12/31/11		12/31/10		12/31/09

Per-Share Data ($)

Net asset value at beginning of period	1.00		1.00		1.00		1.00		1.00

Income (loss) from investment operations:
Net investment income (loss)	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]
Net realized and unrealized gains (losses)	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]

Total from investment operations	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]
Less distributions:
Distributions from net investment income	(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]
Distributions from net realized gains	(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]

Total distributions	(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]

Net asset value at end of period	1.00		1.00		1.00		1.00		1.00

Total return (%)	0.01		0.01		0.01		0.02		0.19

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.15	[2]	0.22	[2]	0.29	[2]	0.35	[2]	0.54	[2,3]
Gross operating expenses	0.68		0.68		0.68		0.68		0.70
Net investment income (loss)	0.01		0.01		0.01		0.01		0.18
Net assets, end of period ($ x 1,000,000)	11,243		11,721		10,220		9,857		10,303

	1/1/13–		1/1/12–		1/1/11–		1/1/10–		1/1/09–
Value Advantage Shares	12/31/13		12/31/12		12/31/11		12/31/10		12/31/09

Per-Share Data ($)

Net asset value at beginning of period	1.00		1.00		1.00		1.00		1.00

Income (loss) from investment operations:
Net investment income (loss)	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]
Net realized and unrealized gains (losses)	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]

Total from investment operations	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]
Less distributions:
Distributions from net investment income	(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]
Distributions from net realized gains	(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]

Total distributions	(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]

Net asset value at end of period	1.00		1.00		1.00		1.00		1.00

Total return (%)	0.01		0.01		0.01		0.02		0.27

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.16	[2]	0.22	[2]	0.30	[2]	0.34	[2]	0.46	[2,3]
Gross operating expenses	0.55		0.55		0.55		0.55		0.57
Net investment income (loss)	0.01		0.01		0.01		0.01		0.29
Net assets, end of period ($ x 1,000,000)	717		815		918		1,205		1,954

1 Per-share amount was less than $0.01.
2 Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation. (See financial note 5)
3 The ratio of net operating expenses would have been 0.52% for Sweep Shares and 0.43% for Value Advantage Shares, respectively, if certain non-routine expenses (participation fees for the Treasury’s Temporary Guarantee Program for Money Market Funds) had not been incurred.

See financial notes 9

 Schwab Municipal Money Fund

Financial Highlights continued

	1/1/13–		1/1/12–		1/1/11–		1/1/10–		1/1/09–
Select Shares	12/31/13		12/31/12		12/31/11		12/31/10		12/31/09

Per-Share Data ($)

Net asset value at beginning of period	1.00		1.00		1.00		1.00		1.00

Income (loss) from investment operations:
Net investment income (loss)	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]
Net realized and unrealized gains (losses)	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]

Total from investment operations	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]
Less distributions:
Distributions from net investment income	(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]
Distributions from net realized gains	(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]

Total distributions	(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]

Net asset value at end of period	1.00		1.00		1.00		1.00		1.00

Total return (%)	0.01		0.01		0.02		0.02		0.36

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.16	[2]	0.22	[2]	0.29	[2]	0.34	[2]	0.37	[2,3]
Gross operating expenses	0.55		0.55		0.55		0.55		0.57
Net investment income (loss)	0.01		0.01		0.01		0.01		0.35
Net asset, end of period ($ x 1,000,000)	403		467		517		712		1,389

	1/1/13–		1/1/12–		1/1/11–		1/1/10–		1/1/09–
Institutional Shares	12/31/13		12/31/12		12/31/11		12/31/10		12/31/09

Per-Share Data ($)

Net asset value at beginning of period	1.00		1.00		1.00		1.00		1.00

Income (loss) from investment operations:
Net investment income (loss)	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]
Net realized and unrealized gains (losses)	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]

Total from investment operations	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]
Less distributions:
Distributions from net investment income	(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]
Distributions from net realized gains	(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]

Total distributions	(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]

Net asset value at end of period	1.00		1.00		1.00		1.00		1.00

Total return (%)	0.01		0.01		0.07		0.13		0.46

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.16	[2]	0.22	[2]	0.24	[2]	0.24	[2]	0.27	[2,3]
Gross operating expenses	0.55		0.55		0.55		0.55		0.57
Net investment income (loss)	0.01		0.01		0.07		0.12		0.47
Net assets, end of period ($ x 1,000,000)	1,161		1,389		2,080		2,833		3,750

1 Per-share amount was less than $0.01.
2 Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation. (See financial note 5)
3 The ratio of net operating expenses would have been 0.35% for Select Shares and 0.24% for Institutional Shares, respectively, if certain non-routine expenses (participation fees for the Treasury’s Temporary Guarantee Program for Money Market Funds) had not been incurred.

10 See financial notes

 Schwab Municipal Money Fund

Portfolio Holdings as of December 31, 2013

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also files a complete schedule of portfolio holdings with the SEC monthly on Form N-MFP which is available 60 days after the end of the month to which the information pertains. A monthly schedule of portfolio holdings is also available by visiting the fund’s website at www.schwabfunds.com/prospectus along with a link to the fund’s Form N-MFP filings on the SEC’s website.

For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the effective maturity and maturity date are the same, the date will appear in the maturity date column.

		Cost	Value
Holdings by Category		($)	($)

29.8%	Fixed-Rate Securities	4,024,563,083	4,024,563,083
71.4%	Variable-Rate Securities	9,656,120,497	9,656,120,497

101.2%	Total Investments	13,680,683,580	13,680,683,580
(1.2%)	Other Assets and Liabilities, Net		(156,388,963)

100.0%	Net Assets		13,524,294,617

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Fixed-Rate Securities 29.8% of net assets

Alabama 0.4%
Huntsville Health Care Auth
CP		0.10%		01/22/14	17,500,000	17,500,000

CP		0.13%		01/27/14	15,000,000	15,000,000

CP		0.13%		02/05/14	22,500,000	22,500,000

						55,000,000

Alaska 0.2%
Alaska Housing Finance Corp
State Capital Bonds Series 2006A (LIQ: US Bank, NA)	a	0.19%		01/23/14	26,925,000	26,925,000

Arizona 0.3%
Arizona Board of Regents
RB (Arizona State Univ) Series 2007A (GTY/LIQ: US Bank, NA)	a	0.21%		04/17/14	10,255,000	10,255,000

Yuma Municipal Property Corp
Utility System Sr Lien RB Series 2007 (GTY/LIQ: US Bank, NA)	a	0.21%		01/23/14	24,770,000	24,770,000

						35,025,000

Arkansas 0.1%
Univ of Arkansas
Facilities RB Series 2006 (GTY/LIQ: US Bank, NA)	a	0.21%		01/23/14	14,185,000	14,185,000

California 6.3%
California
GO Bonds		5.00%		03/01/14	650,000	654,886

GO Bonds		3.00%		04/01/14	200,000	201,314

GO Bonds		3.70%		04/01/14	380,000	383,166

GO Bonds		4.30%		04/01/14	100,000	100,957

GO Bonds		5.00%		04/01/14	500,000	505,677

See financial notes 11

 Schwab Municipal Money Fund

Portfolio Holdings continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
GO CP Series 2011A1 (LOC: Wells Fargo Bank, NA; Cal St Teachers Retirement Sys)		0.13%		01/15/14	40,000,000	40,000,000

GO CP Series 2011A2 (LOC: Royal Bank of Canada)		0.11%		03/04/14	29,000,000	29,000,000

GO Refunding Bonds		5.00%		02/01/14	510,000	512,003

GO Refunding Bonds (GTY/LIQ: Wells Fargo & Co)	a	0.24%		03/20/14	13,555,000	13,555,000

RAN 2013-2014 Series A1		2.00%		05/28/14	62,000,000	62,447,136

RAN 2013-2014 Series A2		2.00%		06/23/14	49,000,000	49,410,231

California Health Facilities Financing Auth
RB (Kaiser Permanente) Series 2006E		0.17%		06/04/14	28,000,000	28,000,000

RB (Kaiser Permanente) Series 2006E		0.17%		06/05/14	19,435,000	19,435,000

RB (Kaiser Permanente) Series 2006E		0.20%		07/08/14	4,500,000	4,500,000

California Statewide Communities Development Auth
RB (Kaiser Permanente) Series 2004E		0.20%		04/07/14	26,200,000	26,200,000

RB (Kaiser Permanente) Series 2004E		0.20%		06/02/14	8,000,000	8,000,000

RB (Kaiser Permanente) Series 2004I		0.20%		06/04/14	15,000,000	15,000,000

RB (Kaiser Permanente) Series 2004I		0.19%		09/04/14	6,700,000	6,700,000

RB (Kaiser Permanente) Series 2004K		0.20%		05/01/14	16,000,000	16,000,000

RB (Kaiser Permanente) Series 2008B		0.20%		04/01/14	5,000,000	5,000,000

RB (Kaiser Permanente) Series 2008B		0.18%		08/07/14	25,000,000	25,000,000

RB (Kaiser Permanente) Series 2008C		0.17%		07/17/14	28,000,000	28,000,000

RB (Kaiser Permanente) Series 2009B2		0.20%		07/07/14	26,000,000	26,000,000

RB (Kaiser Permanente) Series 2009B3		0.20%		02/07/14	20,000,000	20,000,000

RB (Kaiser Permanente) Series 2009B5		0.23%		01/08/14	20,500,000	20,500,000

RB (Kaiser Permanente) Series 2009B6		0.23%		01/08/14	1,500,000	1,500,000

RB (Kaiser Permanente) Series 2009B6		0.18%		07/09/14	31,000,000	31,000,000

Coast CCD
GO Bonds Series 2006C (LIQ: Wells Fargo & Co)	a	0.24%		07/31/14	25,140,000	25,140,000

East Bay Municipal Utility District
Water System Extendible CP		0.13%	01/14/14	06/21/14	10,000,000	10,000,000

Water System Extendible CP		0.12%	02/11/14	08/03/14	9,600,000	9,600,000

Foothill-Eastern Transportation Corridor Agency
Toll Road Refunding RB Series 1999 (ESCROW)		0.34%		02/01/14	20,000,000	16,969,200

Toll Road Refunding RB Series 1999 (ESCROW)	c	5.75%		02/01/14	50,000,000	50,225,000

Toll Road Refunding RB Series 1999 (ESCROW)		5.80%		02/01/14	19,000,000	19,274,740

Toll Road Refunding RB Series 1999 (ESCROW)		5.85%		02/01/14	11,000,000	11,158,620

Los Angeles
TRAN Series 2013B		2.00%		05/01/14	30,000,000	30,180,245

TRAN Series 2013C		2.00%		06/26/14	100,000,000	100,875,474

Los Angeles Cnty
TRAN 2013-2014	d	2.00%		06/30/14	49,000,000	49,438,819

Mt. Diablo USD
GO Bonds Series 2012E (GTY/LIQ: Wells Fargo Bank, NA)	a	0.24%		03/06/14	10,000,000	10,000,000

Oakland
GO Bonds Series 2009B (GTY/LIQ: Wells Fargo & Co)	a	0.20%		04/17/14	2,000,000	2,000,000

Riverside Cnty
TRAN 2013-2014 Series A		2.00%		03/31/14	19,000,000	19,085,355

San Diego Cnty Water Auth
CP Series 5 (LIQ: Wells Fargo Bank, NA)		0.10%		04/07/14	5,000,000	5,000,000

San Mateo Cnty CCD
GO Bonds Series 2005B (LIQ: Wells Fargo & Co)	a	0.18%		01/16/14	235,000	235,000

12 See financial notes

 Schwab Municipal Money Fund

Portfolio Holdings continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Santa Clara Cnty
TRAN 2013-2014		1.25%		06/30/14	20,000,000	20,105,713

						856,893,536

Colorado 1.2%
Aurora
Sewer RB First Lien Series 2006 (GTY/LIQ: US Bank, NA)	a	0.21%		01/23/14	14,955,000	14,955,000

Colorado
Education Loan Program TRAN Series 2013A		1.25%		06/27/14	25,000,000	25,129,928

General Fund TRAN Series 2013A		1.50%		06/27/14	50,000,000	50,320,310

General Fund TRAN Series 2013A		2.00%		06/27/14	35,000,000	35,309,046

Colorado Health Facilities Auth
RB (Catholic Health Initiatives) Series 2011A		3.00%		02/01/14	3,725,000	3,733,797

Colorado Water Resources & Power Development Auth
Water Resources RB (Parker Water & Sanitation District) Series 2004D (ESCROW)		5.25%		09/01/14	16,185,000	16,726,187

Dawson Ridge Metropolitan District No.1
Limited Tax Refunding Bonds Series 1992A (ESCROW/LIQ: Wells Fargo & Co)	a	0.18%		01/16/14	9,600,000	9,600,000

						155,774,268

Delaware 0.1%
Delaware Health Facilities Auth
RB (Christiana Care Health Services) Series 2010C		0.10%		01/15/14	8,000,000	8,000,000

District of Columbia 0.4%
District of Columbia
RB (Georgetown Univ) Series 2001C (GTY/LIQ: Wells Fargo & Co)	a	0.20%		04/24/14	24,995,000	24,995,000

Metropolitan Washington Airports Auth
Airport System CP Series One A1-2&B (LOC: JPMorgan Chase Bank, NA)		0.13%		03/06/14	28,890,000	28,890,000

Airport System CP Series One A1-2&B (LOC: JPMorgan Chase Bank, NA)		0.12%		03/10/14	5,000,000	5,000,000

						58,885,000

Florida 0.9%
Alachua Cnty Health Facilities Auth
Health Facilities RB (Shands HealthCare) Series 2008A (LOC: Bank of America, NA)		0.10%		01/17/14	11,750,000	11,750,000

Florida Dept of Transportation
Right-of-Way Acquisition & Bridge Construction Bonds Series 2011B		4.00%		07/01/14	2,335,000	2,378,852

Florida Local Government Finance Commission
CP Notes Series A1&B1 (LOC: JPMorgan Chase Bank, NA)		0.12%		01/03/14	8,000,000	8,000,000

Florida Ports Financing Commission
Refunding RB Series 2011B (LIQ: Wells Fargo Bank, NA)	a	0.24%		03/06/14	8,815,000	8,815,000

Hillsborough Cnty
Solid Waste & Resource Recovery RB Series 2006A (GTY/LIQ: Wells Fargo & Co)	a	0.20%		06/12/14	9,585,000	9,585,000

Hillsborough Cnty School Board
Sales Tax Refunding RB Series 2007 (GTY/LIQ: Wells Fargo & Co)	a	0.20%		05/15/14	11,200,000	11,200,000

See financial notes 13

 Schwab Municipal Money Fund

Portfolio Holdings continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
JEA
Electric System RB Series Three 2008C3 (LIQ: Royal Bank of Canada)		0.12%		03/05/14	17,000,000	17,000,000

Electric System RB Series Three 2010A		4.00%		10/01/14	270,000	277,517

Orlando-Orange Cnty Expressway Auth
RB Series 2007A (GTY/LIQ: US Bank, NA)	a,d	0.21%		01/23/14	28,320,000	28,320,000

Sunshine State Government Financing Commission
CP Revenue Notes Series H (LIQ: JPMorgan Chase Bank, NA)		0.15%		03/14/14	10,000,000	10,000,000

CP Revenue Notes Series H (LIQ: JPMorgan Chase Bank, NA)		0.13%		04/09/14	15,000,000	15,000,000

						122,326,369

Georgia 0.4%
Georgia
GO Bonds Series 2006B		5.00%		03/01/14	14,000,000	14,111,140

GO Bonds Series 2007B (LIQ: Wells Fargo & Co)	a	0.20%		06/19/14	7,135,000	7,135,000

Metropolitan Atlanta Rapid Transit Auth
Sales Tax Revenue CP Third Indenture Series 2012D1&D2 (LOC: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.11%		01/07/14	7,000,000	7,000,000

Sales Tax Revenue CP Third Indenture Series 2012D1&D2 (LOC: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.10%		02/04/14	12,000,000	12,000,000

Municipal Electric Auth of Georgia
Project One BAN Series B (LOC: TD Bank NA)		0.07%		01/22/14	9,000,000	9,000,000

						49,246,140

Idaho 0.3%
Idaho
TAN Series 2013		2.00%		06/30/14	40,000,000	40,356,242

Illinois 0.6%
Chicago
GO Project & Refunding Bonds Series 1995A2		6.25%		01/01/14	3,000,000	3,000,000

Wastewater Transmission Second Lien Refunding RB Series 2006B		5.00%		01/01/14	1,500,000	1,500,000

Illinois
Sales Tax Jr Obligation Bonds Series June 2010		5.00%		06/15/14	750,000	765,868

Sales Tax RB Series December 2009B		3.00%		06/15/14	1,675,000	1,695,946

Sales Tax RB Series June 2006		5.00%		06/15/14	1,000,000	1,021,391

Unemployment Insurance Fund Building Receipts RB Series 2012A		5.00%		06/15/14	14,130,000	14,432,801

Illinois Finance Auth
RB (Advocate Health Care Network) Series 2003C		0.21%		04/25/14	7,700,000	7,700,000

RB (Central DuPage Health) Series 2009B (LIQ: Wells Fargo & Co)	a	0.20%		04/17/14	19,340,000	19,340,000

Refunding RB (Univ of Chicago Medical Center) Series 2012A (LIQ: Wells Fargo Bank, NA)	a	0.24%		03/06/14	8,480,000	8,480,000

Will Cnty SD No. 365-U
GO Bonds (Valley View) Series 2005 (GTY/LIQ: Wells Fargo & Co)	a	0.20%		05/15/14	18,105,000	18,105,000

						76,041,006

Indiana 0.9%
Indiana Finance Auth
Refunding & RB (Trinity Health) Series 2009A (LIQ: Wells Fargo & Co)	a	0.20%		04/17/14	24,090,000	24,090,000

14 See financial notes

 Schwab Municipal Money Fund

Portfolio Holdings continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Indiana Health Facility Financing Auth
RB (Ascension Health Sub Credit Group) Series 2005A3		1.70%		09/01/14	400,000	403,715

RB (Ascension Health) Series 2001A1		1.50%		08/01/14	4,500,000	4,533,184

Posey Cnty
Economic Development Refunding RB (Midwest Fertilizer Corp) Series 2013A (ESCROW)		0.55%		04/10/14	75,000,000	75,000,000

Whiting
Environmental Facilities RB (BP Products NA) Series 2005 (GTY/LIQ: Wells Fargo Bank, NA)	a	0.18%		02/06/14	16,005,000	16,005,000

Environmental Facilities RB (BP Products NA) Series 2009 (GTY/LIQ: Wells Fargo Bank, NA)	a	0.24%		03/06/14	7,935,000	7,935,000

						127,966,899

Kentucky 0.1%
Louisville & Jefferson Cnty Metro Sewer District
Sewer & Drainage System Sub BAN Series 2013		2.00%		11/26/14	17,340,000	17,592,174

Louisiana 0.3%
Louisiana State Univ & Agricultural & Mechanical College
Auxiliary RB Series 2006 (GTY/LIQ: US Bank, NA)	a	0.19%		01/23/14	27,165,000	27,165,000

Plaquemines Port, Harbor & Terminal District
Port Facilities Refunding RB Series 1984B (LOC: Wells Fargo Bank, NA)		1.00%		03/17/14	18,500,000	18,500,000

						45,665,000

Maine 0.1%
Maine Turnpike Auth
Turnpike RB Series 2004 (ESCROW)		5.25%		07/01/14	7,600,000	7,788,061

Maryland 0.5%
Maryland Community Development Admin
Housing RB Series 2006D&2007B (LIQ: Wells Fargo & Co)	a	0.20%		06/19/14	8,825,000	8,825,000

Maryland Health & Higher Educational Facilities Auth
RB (Johns Hopkins Hospital) Series 1999 (ESCROW)		5.50%		05/15/14	10,590,000	10,789,256

Montgomery Cnty
RB (CHE Trinity Health) Series 2013MD		0.12%		03/03/14	28,500,000	28,500,000

Northeast Maryland Waste Disposal Auth
Solid Waste Refunding RB Series 2013		2.00%		04/01/14	19,215,000	19,294,824

						67,409,080

Massachusetts 0.7%
Ashburnham
GO BAN		0.75%		01/24/14	9,493,000	9,495,726

Beverly
GO BAN		0.50%		04/23/14	4,000,000	4,004,412

Boston Water & Sewer Commission
CP BAN Series A (LOC: Bank of America, NA)		0.10%		03/05/14	5,000,000	5,000,000

Fall River
GO BAN		1.25%		02/14/14	5,530,000	5,535,601

Haverhill
BAN		1.25%		12/01/14	5,000,000	5,044,686

Malden
GO BAN		1.25%		09/26/14	5,330,000	5,369,792

See financial notes 15

 Schwab Municipal Money Fund

Portfolio Holdings continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Massachusetts
CP Notes Series I (LIQ: TD Bank NA)		0.10%		01/03/14	47,820,000	47,820,000

Webster
GO BAN		1.00%		06/27/14	7,573,883	7,598,743

Worcester
GO BAN Series A		2.00%		12/17/14	5,945,000	6,046,291

						95,915,251

Michigan 0.1%
Michigan State Hospital Finance Auth
RB (Ascension Health) Series 1999B3		2.00%		08/01/14	10,300,000	10,406,550

Refunding & Project RB (Ascension Health) Series 2010F3		2.63%		06/30/14	1,600,000	1,618,568

						12,025,118

Minnesota 0.2%
Western Minnesota Municipal Power Agency
Power Supply RB Series 2006A (GTY/LIQ: US Bank, NA)	a	0.21%		04/17/14	27,045,000	27,045,000

Mississippi 0.1%
Jackson Cnty
Water System GO Refunding Bonds Series 1994		0.15%		02/03/14	4,500,000	4,500,000

Medical Center Educational Building Corp
RB (Univ Mississippi Medical Center) Series 2012A (GTY/LIQ: Wells Fargo Bank, NA)	a	0.24%		03/06/14	10,675,000	10,675,000

						15,175,000

Missouri 0.1%
St. Louis
TRAN Series 2013		2.00%		05/30/14	13,000,000	13,096,013

Nevada 0.8%
Clark Cnty
Airport Passenger Facility Charge RB Series 2007A2 (GTY/LIQ: US Bank, NA)	a,d	0.21%		04/17/14	45,020,000	45,020,000

Las Vegas Valley Water District
Limited Tax GO CP Series 2004A (LIQ: JPMorgan Chase Bank, NA)		0.10%		02/06/14	14,300,000	14,300,000

Limited Tax GO CP Series 2004A (LIQ: JPMorgan Chase Bank, NA)		0.12%		02/06/14	2,795,000	2,795,000

Limited Tax GO CP Series 2004A (LIQ: JPMorgan Chase Bank, NA)		0.10%		02/13/14	22,000,000	22,000,000

Limited Tax GO CP Series 2004A (LIQ: JPMorgan Chase Bank, NA)		0.11%		02/19/14	17,465,000	17,465,000

Truckee Meadows Water Auth
Water Refunding RB Series 2010		5.00%		07/01/14	10,420,000	10,665,881

						112,245,881

New Jersey 1.3%
Brick Township
Special Emergency Notes Series 2013D		2.00%		12/19/14	8,410,000	8,539,229

Burlington Cnty Bridge Commission
Lease Revenue Notes Series 2013		1.25%		11/19/14	7,250,000	7,314,407

Cliffside Park Borough
BAN		0.75%		07/24/14	10,000,000	10,025,598

16 See financial notes

 Schwab Municipal Money Fund

Portfolio Holdings continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
East Brunswick
BAN		2.00%		07/31/14	16,970,000	17,139,223

BAN	c	0.75%		01/14/15	5,000,000	5,022,900

Hamilton Township
BAN Series 2013A&B		0.75%		06/12/14	31,156,658	31,222,801

Hudson Cnty
BAN		2.00%		12/05/14	8,800,000	8,936,463

Hudson Cnty Improvement Auth
Cnty Guaranteed Pooled Notes Series 2013S1		1.00%		12/10/14	3,500,000	3,519,636

Jefferson Township
BAN		1.25%		06/26/14	9,261,518	9,306,935

Lawrence Township
BAN		1.25%		07/25/14	6,895,000	6,929,311

New Jersey Economic Development Auth
RB (Chambers Co-Generation) Series 1991 (LOC: BNP Paribas)		0.25%		01/15/14	50,000,000	50,000,000

New Jersey Transportation Trust Fund Auth
Transportation System Bonds Series 2006C (GTY/LIQ: Wells Fargo & Co)	a	0.20%		05/15/14	1,460,000	1,460,000

Transportation System Bonds Series 2006C (GTY/LIQ: Wells Fargo & Co)	a	0.20%		06/12/14	14,040,000	14,040,000

						173,456,503

New Mexico 0.1%
New Mexico Educational Assistance Foundation
Education Loan Bonds Series 2010-1A3 (GTY/LIQ: Wells Fargo Bank, NA)	a	0.18%		03/13/14	5,710,000	5,710,000

New Mexico Hospital Equipment Loan Council
RB (Presbyterian Healthcare Services) Series 2009A (LIQ: Wells Fargo & Co)	a	0.24%		03/06/14	10,615,000	10,615,000

						16,325,000

New York 4.1%
Albany Cnty
TAN 2013		0.75%		05/15/14	6,900,000	6,913,384

Amherst
BAN 2013B		1.00%		11/13/14	13,100,000	13,181,318

Babylon
BAN 2013		2.00%		08/15/14	4,000,000	4,043,964

Bay Shore UFSD
TAN 2013-2014		0.50%		06/27/14	37,000,000	37,051,918

Cold Spring Harbor CSD
TAN 2013		1.25%		06/26/14	7,100,000	7,134,897

Connetquot CSD
TAN 2013-2014		0.75%		06/26/14	20,000,000	20,051,666

Copiague UFSD
TAN 2013-2014		0.75%		06/19/14	10,000,000	10,019,833

Eastport South Manor CSD
TAN 2013-2014		1.25%		06/27/14	15,500,000	15,574,453

Erie Cnty IDA
School Facility RB (Buffalo City SD) Series 2004 (ESCROW)		5.75%		05/01/14	31,195,000	31,765,185

Harborfields CSD
TAN 2013-2014		0.50%		06/27/14	12,000,000	12,016,260

Metropolitan Transportation Auth
Revenue BAN Series CP2B (LOC: Barclays Bank Plc)		0.12%		02/11/14	18,000,000	18,000,000

See financial notes 17

 Schwab Municipal Money Fund

Portfolio Holdings continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Nassau Health Care Corp
Bonds Series 2009C2 (LOC: Wells Fargo Bank, NA)		0.12%		01/07/14	6,455,000	6,455,000

New York City
GO Bonds Fiscal 2007 Series C1		5.00%		01/01/14	100,000	100,000

New York City Housing Development Corp
M/F Housing RB Series 2009H2		0.20%		06/27/14	7,500,000	7,500,000

M/F Housing RB Series 2013C		0.20%		06/27/14	6,440,000	6,440,000

New York City Municipal Water Finance Auth
CP Series 1		0.14%		01/16/14	45,000,000	45,000,000

CP Series 1		0.09%		01/21/14	15,000,000	15,000,000

Extendible CP Series 8		0.12%	03/18/14	09/14/14	30,000,000	30,000,000

New York City Transitional Finance Auth
Building Aid RB Fiscal 2007 Series S1		5.00%		07/15/14	365,000	374,219

Building Aid RB Fiscal 2009 Series S5 (GTY/LIQ: Wells Fargo & Co)	a	0.24%		03/06/14	2,435,000	2,435,000

New York Liberty Development Corp
Liberty RB (3 World Trade Center) Series 2010A1 (ESCROW)		0.23%		03/19/14	35,000,000	35,003,114

Liberty Refunding RB (3 World Trade Center) Series 2011A (ESCROW)		0.23%		06/19/14	85,000,000	85,000,000

New York State
GO Bonds Series 2009A		5.00%		02/15/14	150,000	150,864

New York State Dormitory Auth
RB (St. Lawrence Univ) Series 2008 (ESCROW)		5.00%		07/01/14	16,000,000	16,376,166

New York State Power Auth
CP Series 1 & 2		0.09%		01/09/14	14,000,000	14,000,000

CP Series 1 & 2		0.08%		01/10/14	10,000,000	10,000,000

Tender Notes Series 1985		0.15%		03/01/14	7,000,000	7,000,000

North Hempstead
BAN Series 2013B		0.75%		10/03/14	9,000,000	9,033,769

Oceanside UFSD
TAN 2013-2014 Taxes		0.75%		06/20/14	8,000,000	8,019,688

Port Auth of New York & New Jersey
Consolidated Bonds 141st Series (LIQ: Wells Fargo & Co)	a	0.20%		05/08/14	18,845,000	18,845,000

Consolidated Bonds 167th Series		5.00%		09/15/14	500,000	516,515

Consolidated Bonds 177th Series		3.00%		07/15/14	2,400,000	2,435,674

Port Washington UFSD
TAN 2013-2014		0.50%		06/20/14	17,500,000	17,525,608

Rochester
BAN Series 2013I		1.00%		08/12/14	12,000,000	12,057,049

Rockville Centre UFSD
TAN 2013		0.45%		06/27/14	15,000,000	15,017,380

White Plans City School District
BAN Series 2013A		1.00%		06/27/14	9,000,000	9,033,518

William Floyd UFSD
TAN 2013-2014		1.00%		06/26/14	5,000,000	5,018,131

						554,089,573

North Carolina 0.5%
Charlotte
GO CP (LIQ: Wells Fargo Bank, NA)		0.18%		02/14/14	11,000,000	11,000,000

GO CP (LIQ: Wells Fargo Bank, NA)		0.13%		03/14/14	10,000,000	10,000,000

GO CP (LIQ: Wells Fargo Bank, NA)		0.16%		03/14/14	7,955,000	7,955,000

18 See financial notes

 Schwab Municipal Money Fund

Portfolio Holdings continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Charlotte-Mecklenburg Hospital Auth
Refunding RB (Carolinas HealthCare) Series 2008A&2011A (GTY/LIQ: Wells Fargo Bank, NA)	a	0.18%		02/13/14	3,605,000	3,605,000

Dare Cnty
COP Series 2004 (ESCROW)		5.25%		06/01/14	1,620,000	1,653,434

North Carolina Infrastructure Finance Corp
COP Series 2007A (LIQ: Wells Fargo & Co)	a	0.18%		01/30/14	19,000,000	19,000,000

Union Cnty
COP Series 2006 (GTY/LIQ: US Bank, NA)	a	0.21%		04/17/14	10,160,000	10,160,000

						63,373,434

Pennsylvania 0.1%
Philadelphia
TRAN 2013-2014 Series A		1.00%		06/30/14	5,000,000	5,020,686

Univ of Pittsburgh
PITT Asset Notes Series 2013		2.00%		07/11/14	5,800,000	5,855,162

						10,875,848

South Carolina 0.3%
Greenwood Cnty
Hospital Facilities RB (Self Regional Healthcare) Series 2009 (GTY/LIQ: Wells Fargo & Co)	a	0.24%		03/06/14	7,410,000	7,410,000

South Carolina Public Service Auth
CP Series A (LIQ: JPMorgan Chase Bank, NA)		0.13%		03/06/14	8,065,000	8,065,000

CP Series B (LIQ: Wells Fargo Bank, NA)		0.13%		03/06/14	7,000,000	7,000,000

CP Series D (LIQ: Barclays Bank Plc)		0.13%		01/21/14	5,000,000	5,000,000

CP Series D (LIQ: Barclays Bank Plc)		0.14%		01/23/14	3,000,000	3,000,000

CP Series E (LIQ: TD Bank NA)		0.13%		03/05/14	8,000,000	8,000,000

CP Series E (LIQ: TD Bank NA)		0.11%		03/18/14	5,700,000	5,700,000

						44,175,000

Tennessee 0.2%
Memphis
GO CP Notes Series A (LIQ: Mizuho Bank Ltd)		0.13%		02/19/14	10,000,000	10,000,000

GO CP Notes Series A (LIQ: Mizuho Bank Ltd)		0.12%		03/19/14	17,500,000	17,500,000

						27,500,000

Texas 6.4%
Austin
Combined Utility Systems CP Notes Series A (LOC: State Street Bank & Trust Company, NA; JPMorgan Chase Bank, NA)		0.11%		01/22/14	2,170,000	2,170,000

Combined Utility Systems CP Notes Series A (LOC: State Street Bank & Trust Company, NA; JPMorgan Chase Bank, NA)		0.12%		02/19/14	15,000,000	15,000,000

Combined Utility Systems CP Notes Series A (LOC: State Street Bank & Trust Company, NA; JPMorgan Chase Bank, NA)		0.14%		03/06/14	4,000,000	4,000,000

Combined Utility Systems CP Notes Series A (LOC: State Street Bank & Trust Company, NA; JPMorgan Chase Bank, NA)		0.11%		03/17/14	9,000,000	9,000,000

Combined Utility Systems CP Notes Series A (LOC: State Street Bank & Trust Company, NA; JPMorgan Chase Bank, NA)		0.11%		03/19/14	16,500,000	16,500,000

Austin ISD
CP Notes Series A1 (LIQ: Sumitomo Mitsui Banking Corp)		0.11%		03/03/14	10,000,000	10,000,000

Clear Creek ISD
Unlimited Tax Refunding Bonds Series 2012A (GTY: TX Permanent School Fund)		4.00%		02/15/14	1,500,000	1,506,979

See financial notes 19

 Schwab Municipal Money Fund

Portfolio Holdings continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Coppell ISD
Unlimited Tax GO Bonds Series 2013A (GTY: TX Permanent School Fund)		3.00%		08/15/14	1,410,000	1,434,122

Dallas
Waterworks & Sewer System CP Series D (LIQ: State Street Bank & Trust Company, NA; Cal St Teachers Retirement Sys)		0.09%		01/15/14	5,000,000	5,000,000

Waterworks & Sewer System CP Series D (LIQ: State Street Bank & Trust Company, NA; Cal St Teachers Retirement Sys)		0.11%		01/22/14	11,000,000	11,000,000

Galveston Cnty
GO Refunding Bonds Series 2007 (GTY/LIQ: Wells Fargo & Co)	a	0.20%		05/15/14	18,960,000	18,960,000

Harris Cnty
TAN Series 2013		1.25%		02/28/14	45,000,000	45,079,191

Harris Cnty Cultural Education Facilities Finance Corp
Refunding RB (Methodist Hospital) Series 2009C1		0.21%		02/05/14	10,000,000	10,000,000

Refunding RB (Methodist Hospital) Series 2009C1		0.18%		02/13/14	18,000,000	18,000,000

Refunding RB (Methodist Hospital) Series 2009C1		0.20%		03/05/14	14,000,000	14,000,000

Refunding RB (Methodist Hospital) Series 2009C1		0.20%		06/04/14	32,000,000	32,000,000

Refunding RB (Methodist Hospital) Series 2009C1		0.18%		08/05/14	25,000,000	25,000,000

Refunding RB (Methodist Hospital) Series 2009C2		0.20%		03/05/14	11,480,000	11,480,000

Refunding RB (Methodist Hospital) Series 2009C2		0.20%		04/03/14	10,000,000	10,000,000

Refunding RB (Methodist Hospital) Series 2009C2		0.18%		08/05/14	20,000,000	20,000,000

Houston
GO CP Series E1 (LIQ: JPMorgan Chase Bank, NA)		0.12%		03/06/14	15,000,000	15,000,000

GO CP Series E1 (LIQ: JPMorgan Chase Bank, NA)		0.12%		03/12/14	6,500,000	6,500,000

Sub Lien Refunding RB Series 2011A (GTY/LIQ: Wells Fargo Bank, NA)	a	0.23%		01/16/14	19,180,000	19,180,000

TRAN Series 2013		2.00%		06/30/14	25,000,000	25,223,884

Houston Health Facilities Development Corp
Retirement Facility RB (Buckingham Sr Living Community) Series 2004A (ESCROW)		7.13%		02/15/14	12,420,000	12,648,777

Jefferson Cnty IDC
RB (Jefferson Refinery) Series 2010 (LOC: Branch Banking & Trust Co)		0.55%		01/15/14	105,365,000	105,365,000

Lower Colorado River Auth
Transmission Contract Revenue CP Notes (LOC: State Street Bank & Trust Company, NA; JPMorgan Chase Bank, NA)		0.11%		03/11/14	10,000,000	10,000,000

Lower Neches Valley Auth
Pollution Control RB (Chevron USA) Series 1987		0.14%		02/18/14	11,660,000	11,660,000

Plano ISD
Unlimited Tax Refunding Bonds Series 2012A (GTY: TX Permanent School Fund)		3.00%		02/15/14	2,345,000	2,353,055

San Antonio
Electric & Gas Systems CP Notes Series A (LIQ: JPMorgan Chase Bank, NA)		0.11%		03/04/14	11,540,000	11,540,000

Electric & Gas Systems CP Notes Series A (LIQ: JPMorgan Chase Bank, NA)		0.13%		03/06/14	12,000,000	12,000,000

Electric & Gas Systems CP Notes Series C (LIQ: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.13%		02/05/14	16,750,000	16,750,000

Electric & Gas Systems CP Notes Series C (LIQ: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.13%		03/06/14	11,000,000	11,000,000

Electric & Gas Systems Refunding RB New Series 2002		5.38%		02/01/14	1,300,000	1,305,595

Tax & Revenue Certificates of Obligation Series 2006 (LIQ: Wells Fargo & Co)	a	0.20%		06/26/14	137,000	137,000

20 See financial notes

 Schwab Municipal Money Fund

Portfolio Holdings continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Water System CP Notes Series A (LIQ: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.13%		02/25/14	5,000,000	5,000,000

Water System CP Notes Series A (LIQ: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.13%		03/04/14	11,000,000	11,000,000

Water System Refunding RB Series 2011A		2.00%		05/15/14	1,385,000	1,394,063

Tarrant Cnty Cultural Education Facilities Finance Corp
RB (Texas Health Resources) Series 2010 (LIQ: Wells Fargo Bank, NA)	a	0.18%		02/06/14	6,500,000	6,500,000

Texas
State Highway Fund First Tier RB Series 2006		5.00%		04/01/14	500,000	505,848

TRAN 2013	d	2.00%		08/28/14	228,000,000	230,682,790

Texas Dept of Housing & Community Affairs
S/F Mortgage RB Series 2007B (LIQ: Wells Fargo & Co)	a	0.27%		03/20/14	22,120,000	22,120,000

Texas Public Finance Auth
GO CP Notes Series 2008		0.12%		01/16/14	13,000,000	13,000,000

Unemployment Compensation Assessment RB Series 2003C4		0.12%		01/09/14	8,000,000	8,000,000

Texas Tech Univ
Revenue Financing System CP Notes Series 2012A		0.14%		04/08/14	22,000,000	22,000,000

United ISD
Unlimited Tax Refunding Bonds Series 2013A (GTY: TX Permanent School Fund)		0.50%		08/15/14	4,750,000	4,758,530

Ysleta ISD
Unlimited Tax GO Bonds Series 2005 (GTY: TX Permanent School Fund)		5.00%		08/15/14	1,000,000	1,029,555

						866,784,389

Utah 0.5%
Intermountain Power Agency
CP Notes Series B1&B2 (LIQ: JPMorgan Chase Bank, NA)		0.11%		02/12/14	39,000,000	39,000,000

CP Notes Series B1&B2 (LIQ: JPMorgan Chase Bank, NA)		0.12%		02/12/14	26,800,000	26,800,000

						65,800,000

Virginia 0.3%
Chesterfield Cnty
GO Refunding Bonds Series 2004		5.00%		01/01/14	2,325,000	2,325,000

Norfolk Economic Development Auth
CP Revenue Notes (Sentara Healthcare)		0.12%		01/16/14	5,300,000	5,300,000

Suffolk Economic Development Auth
Hospital Facilities Refunding & RB (Sentara Healthcare) Series 2008 (LIQ: Citibank, NA)	a	0.13%		01/30/14	28,000,000	28,000,000

Virginia Housing Development Auth
Commonwealth Mortgage Bonds Series 2007A3		4.40%		01/01/14	1,950,000	1,950,000

Commonwealth Mortgage Bonds Series 2007A5		4.20%		01/01/14	2,000,000	2,000,000

Commonwealth Mortgage Bonds Series 2007A5		4.20%		07/01/14	1,500,000	1,529,188

						41,104,188

Washington 0.5%
Port of Seattle
RB Series 2007B (LIQ: Wells Fargo Bank, NA)	a	0.22%		06/12/14	5,705,000	5,705,000

Refunding RB Series 2011B		3.00%		09/01/14	1,000,000	1,018,607

Port of Tacoma
Sub Lien Revenue CP Notes Series 2002A&B (LOC: Bank of America, NA)		0.14%		01/08/14	50,000,000	50,000,000

See financial notes 21

 Schwab Municipal Money Fund

Portfolio Holdings continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Washington
GO Bonds Series 2011B (LIQ: Wells Fargo Bank, NA)	a	0.18%		02/06/14	11,535,000	11,535,000

GO Refunding Bonds Series R2013C		3.00%		07/01/14	1,805,000	1,830,041

Motor Vehicle Fuel Tax GO Bonds Series 2009B		5.00%		07/01/14	400,000	409,462

						70,498,110

Wisconsin 0.4%
Wisconsin Health & Educational Facilities Auth
RB (Aurora Health Care) Series 2008B (LOC: JPMorgan Chase Bank, NA)		0.20%		02/05/14	10,000,000	10,000,000

RB (Aurora Health Care) Series 2008B (LOC: JPMorgan Chase Bank, NA)		0.18%		04/04/14	40,000,000	40,000,000

						50,000,000

Total Fixed-Rate Securities
(Cost $4,024,563,083)						4,024,563,083

Variable-Rate Securities 71.4% of net assets

Alabama 2.0%
Alabama
GO Bonds Series 2007A (LIQ: Wells Fargo & Co)	a	0.08%		01/07/14	12,652,000	12,652,000

Alabama HFA
M/F Housing RB (Chapel Ridge Apts) Series 2005E (LOC: Freddie Mac)		0.14%		01/07/14	11,000,000	11,000,000

M/F Housing Refunding RB (Hunter Ridge Apts) Series 2005F (LOC: Freddie Mac)		0.14%		01/07/14	10,550,000	10,550,000

Alabama Municipal Funding Corp
Municipal Funding Notes Series 2006 (LOC: US Bank, NA)		0.07%		01/07/14	17,725,000	17,725,000

Municipal Funding Notes Series 2008A, 2009B&2010A (LOC: US Bank, NA)		0.07%		01/07/14	3,865,000	3,865,000

Alabama State Univ
General Tuition & Fee RB Series 2006 (GTY/LIQ: US Bank, NA)	a	0.06%		01/07/14	13,305,000	13,305,000

Birmingham IDB
RB (Culton Properties) Series 2009A (LOC: Federal Home Loan Bank)		0.15%		01/07/14	1,900,000	1,900,000

Hoover
GO Sewer Warrants Series 2007 (GTY/LIQ: US Bank, NA)	a	0.06%		01/07/14	11,765,000	11,765,000

Jackson IDB
IDRB (Specialty Minerals) Series 1999 (LOC: Wells Fargo Bank, NA)		0.07%		01/07/14	8,200,000	8,200,000

Millport IDA
IDRB (Steel Dust Recycling) Series 2011 (LOC: Citibank, NA)		0.14%		01/07/14	10,000,000	10,000,000

RB (Steel Dust Recycling) Series 2007 (LOC: Comerica Bank)		0.11%		01/07/14	5,270,000	5,270,000

Mobile Cnty IDA
Gulf Opportunity Zone RB (SSAB Alabama) Series 2010B (LOC: Swedbank AB)		0.10%		01/07/14	40,000,000	40,000,000

Recovery Zone Facility RB (SSAB Alabama) Series 2010A (LOC: Swedbank AB)		0.10%		01/07/14	30,000,000	30,000,000

Mobile IDB
Pollution Control Refunding RB (Alabama Power) Series 1993A		0.10%		01/07/14	12,100,000	12,100,000

RB (Alabama Power) Series 2001B		0.04%		01/02/14	2,750,000	2,750,000

Montgomery Cnty Public Building Auth
Revenue Warrants Series 2006 (GTY/LIQ: US Bank, NA)	a	0.06%		01/07/14	10,585,000	10,585,000

22 See financial notes

 Schwab Municipal Money Fund

Portfolio Holdings continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Montgomery Downtown Redevelopment Auth
RB (Southern Poverty Law Center) Series 2013		0.13%		01/07/14	15,000,000	15,000,000

Trussville
GO Warrants Series 2006A (GTY/LIQ: US Bank, NA)	a	0.06%		01/07/14	12,765,000	12,765,000

Tuscaloosa Cnty IDA
Gulf Opportunity Zone Bonds (Hunt Refining) Series 2008C (LOC: Bank of Nova Scotia)		0.06%		01/07/14	10,000,000	10,000,000

Univ of South Alabama
Tuition Refunding RB Series 2006 (GTY/LIQ: US Bank, NA)	a	0.06%		01/07/14	37,700,000	37,700,000

						277,132,000

Alaska 0.5%
Alaska Housing Finance Corp
Collateralized Bonds First Series 2006A2 (LIQ: Bank of America, NA)	a	0.17%		01/07/14	6,020,000	6,020,000

Home Mortgage RB Series 2002A (LIQ: JPMorgan Chase Bank, NA)		0.08%		01/02/14	23,620,000	23,620,000

State Capital Bonds Series 2006A (LIQ: Wells Fargo & Co)	a	0.07%		01/07/14	10,515,000	10,515,000

Alaska Student Loan Corp
Education Loan Refunding RB Sr Series 2012B1 (LOC: State Street Bank & Trust Company, NA)		0.07%		01/07/14	25,000,000	25,000,000

						65,155,000

Arizona 0.2%
Maricopa Cnty IDA
Solid Waste Disposal RB (Michael Pylman Dairy) Series 2005 (LOC: CoBank, ACB)		0.10%		01/07/14	6,750,000	6,750,000

Sr Living Facilities Refunding RB Series 2005A (LOC: Fannie Mae)		0.05%		01/07/14	2,490,000	2,490,000

Pima Cnty
GO Bonds Series 2007 (LIQ: Wells Fargo & Co)	a	0.08%		01/07/14	11,210,000	11,210,000

Pima Cnty IDA
Pollution Control RB (Tucson Electric) Series 2009A (GTY/LIQ: Wells Fargo & Co)	a	0.08%		01/07/14	9,995,000	9,995,000

						30,445,000

California 3.3%
Alameda Cnty IDA
RB (Golden West Paper Converting Corp) Series 2008A (LOC: Comerica Bank)		0.12%		01/07/14	3,315,000	3,315,000

RB (Heat & Control) Series 1995A (LOC: Comerica Bank)		0.06%		01/07/14	3,200,000	3,200,000

California
GO Bonds Series 2003B1 (LOC: JPMorgan Chase Bank, NA; California Public Employees’ Retirement System)		0.06%		01/07/14	25,000,000	25,000,000

California Health Facilities Financing Auth
RB (Cedars-Sinai Medical Center) Series 2009 (GTY/LIQ: Wells Fargo & Co)	a	0.10%		01/07/14	28,275,000	28,275,000

RB (St. Joseph Health) Series 2011B (LOC: US Bank, NA)		0.02%		01/02/14	6,600,000	6,600,000

California Infrastructure & Economic Development Bank
IDRB (Murrietta Circuits) Series 2000A (LOC: Comerica Bank)		0.08%		01/07/14	2,590,000	2,590,000

California Pollution Control Financing Auth
Pollution Control Refunding RB (PG&E) Series 1996C (LOC: JPMorgan Chase Bank, NA)		0.02%		01/02/14	4,000,000	4,000,000

Pollution Control Refunding RB (PG&E) Series 1996E (LOC: JPMorgan Chase Bank, NA)		0.01%		01/02/14	6,800,000	6,800,000

See financial notes 23

 Schwab Municipal Money Fund

Portfolio Holdings continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Pollution Control Refunding RB (PG&E) Series 1997B (LOC: JPMorgan Chase Bank, NA)		0.04%		01/02/14	29,425,000	29,425,000

RB (Hilmar Cheese) Series 2010 (LOC: CoBank, ACB)		0.06%		01/07/14	4,410,000	4,410,000

Solid Waste Disposal RB (Athens Disposal) Series 1995A (LOC: Wells Fargo Bank, NA)		0.10%		01/07/14	4,000,000	4,000,000

Solid Waste Disposal RB (Athens Services) Series 2010 (LOC: Wells Fargo Bank, NA)		0.06%		01/07/14	7,000,000	7,000,000

Solid Waste Disposal RB (Blue Line Transfer) Series 1999A (LOC: Union Bank, NA)		0.11%		01/07/14	4,300,000	4,300,000

Solid Waste Disposal RB (Blue Line Transfer) Series 2001A (LOC: Union Bank, NA)		0.11%		01/07/14	1,595,000	1,595,000

Solid Waste Disposal RB (EDCO Disposal) Series 1996A (LOC: Wells Fargo Bank, NA)		0.10%		01/07/14	2,580,000	2,580,000

Solid Waste Disposal RB (EDCO Disposal) Series 2004A (LOC: Wells Fargo Bank, NA)		0.10%		01/07/14	3,165,000	3,165,000

Solid Waste Disposal RB (Garaventa Enterprises) Series 2008A (LOC: Wells Fargo Bank, NA)		0.10%		01/07/14	2,500,000	2,500,000

Solid Waste Disposal RB (MarBorg Industries) Series 2000A (LOC: Union Bank, NA)		0.11%		01/07/14	1,570,000	1,570,000

Solid Waste Disposal RB (MarBorg Industries) Series 2002 (LOC: Union Bank, NA)		0.11%		01/07/14	2,100,000	2,100,000

Solid Waste Disposal RB (Napa Recycling & Waste Services) Series 2005A (LOC: Union Bank, NA)		0.11%		01/07/14	1,375,000	1,375,000

Solid Waste Disposal RB (Santa Clara Valley Industries) Series 1998A (LOC: Comerica Bank)		0.12%		01/07/14	235,000	235,000

California State Univ
Systemwide RB Series 2005C (GTY: Berkshire Hathaway Assurance Corp /LIQ: Citibank, NA)	a	0.07%		01/07/14	16,655,000	16,655,000

California Statewide Communities Development Auth
RB (Kaiser Permanente) Series 2004L		0.03%		01/07/14	29,300,000	29,300,000

RB (Kaiser Permanente) Series 2009C1		0.03%		01/07/14	5,400,000	5,400,000

Contra Costa Cnty
M/F Mortgage RB (El Cerrito Royale) Series 1987A (LOC: Bank of America, NA)		0.10%		01/07/14	3,900,000	3,900,000

Delano
COP (Delano Regional Medical Center) (LOC: Comerica Bank)		0.17%		01/07/14	10,470,000	10,470,000

East Bay Municipal Utility District
Water System Refunding RB Series 2012A (LIQ: Citibank, NA)	a	0.07%		01/07/14	6,600,000	6,600,000

Water System Sub RB Series 2005A (LIQ: Citibank, NA)	a	0.07%		01/07/14	20,830,000	20,830,000

Hartnell CCD
GO Bonds Series D (GTY/LIQ: Wells Fargo & Co)	a	0.08%		01/07/14	9,690,000	9,690,000

Huntington Park Redevelopment Agency
M/F Housing RB (Casa Rita Apts) Series 1994A (LOC: Wells Fargo Bank, NA)		0.10%		01/07/14	4,600,000	4,600,000

Los Angeles Dept of Water & Power
Power System RB Series 2001B3 (LIQ: Wells Fargo Bank, NA)		0.02%		01/02/14	17,900,000	17,900,000

Power System RB Series 2005A1 (LIQ: Citibank, NA)	a	0.07%		01/07/14	29,850,000	29,850,000

Water System RB Series 2006A2 (LIQ: Citibank, NA)	a	0.06%		01/02/14	500,000	500,000

Los Angeles Municipal Improvement Corp
Lease RB Series 2006A (GTY/LIQ: Wells Fargo & Co)	a	0.08%		01/07/14	19,710,000	19,710,000

Los Angeles USD
GO Refunding Bonds Series 2007A2 (LIQ: Wells Fargo & Co)	a	0.07%		01/07/14	8,425,000	8,425,000

Marin Municipal Water District
Water Sub Lien RB Series 2012A (LIQ: Wells Fargo Bank, NA)	a	0.08%		01/07/14	10,000,000	10,000,000

24 See financial notes

 Schwab Municipal Money Fund

Portfolio Holdings continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Sacramento Municipal Utility District
Subordinated Electric Refunding RB Series 2008J (LOC: Bank of America, NA)		0.03%		01/07/14	25,000,000	25,000,000

San Bernardino CCD
GO Bonds Series B (LIQ: Wells Fargo & Co)	a	0.18%		01/07/14	18,505,000	18,505,000

San Francisco Bay Area Rapid Transit District
GO Bonds Series 2007B (LIQ: Citibank, NA)	a	0.07%		01/07/14	9,900,000	9,900,000

Santa Clara Valley Transportation Auth
Sales Tax Refunding RB Series 2008D (LIQ: Sumitomo Mitsui Banking Corp)		0.05%		01/07/14	11,000,000	11,000,000

Southern California Metropolitan Water District
Water Refunding RB Series 2013E		0.08%	01/07/14	03/28/14	14,000,000	14,000,000

Univ of California
Medical Center Pooled RB Series 2007C2 (LIQ: Wells Fargo & Co)	a	0.08%		01/07/14	7,000,000	7,000,000

Victor Valley CCD
GO Bonds Series 2009C (LIQ: Wells Fargo & Co)	a	0.10%		01/07/14	8,310,000	8,310,000

William S. Hart UHSD
GO Bonds Series B (GTY/LIQ: Wells Fargo Bank, NA)	a	0.08%		01/07/14	14,025,000	14,025,000

						445,605,000

Colorado 1.9%
Broomfield Urban Renewal Auth
Tax Increment RB (Event Center) Series 2005 (LOC: BNP Paribas)		0.14%		01/07/14	21,375,000	21,375,000

Colorado Health Facilities Auth
RB (SCL Health) Series 2013A (LIQ: Morgan Stanley Bank NA)	a	0.08%		01/07/14	9,000,000	9,000,000

Colorado Housing & Finance Auth
S/F Mortgage Class I Bonds Series 2002B3 (LIQ: Barclays Bank Plc)		0.05%		01/07/14	3,750,000	3,750,000

S/F Mortgage Class I Bonds Series 2002C3 (LIQ: Barclays Bank Plc)		0.06%		01/07/14	14,755,000	14,755,000

S/F Mortgage Class I Bonds Series 2003C2 (LIQ: Royal Bank of Canada)		0.06%		01/07/14	16,290,000	16,290,000

S/F Mortgage Class I Bonds Series 2004A2 (LIQ: Royal Bank of Canada)		0.06%		01/07/14	20,100,000	20,100,000

S/F Mortgage Class I Bonds Series 2005A2 (LIQ: Royal Bank of Canada)		0.06%		01/07/14	9,000,000	9,000,000

S/F Mortgage Class I Bonds Series 2006A3 (LIQ: Federal Home Loan Bank)		0.08%		01/07/14	26,975,000	26,975,000

S/F Mortgage Class I Bonds Series 2007A2 (LIQ: Federal Home Loan Bank)		0.08%		01/07/14	9,800,000	9,800,000

S/F Mortgage Class II Bonds Series 2007B3 (LIQ: Royal Bank of Canada)		0.07%		01/07/14	24,000,000	24,000,000

S/F Mortgage Class II Bonds Series 2013B (LIQ: Royal Bank of Canada)		0.05%		01/07/14	20,000,000	20,000,000

Colorado Regional Transportation District
Sales Tax Refunding RB Series 2007A (LIQ: Citibank, NA)	a	0.06%		01/07/14	21,530,000	21,530,000

Colorado Springs
Utilities System RB Series 2013B1&B2 (LIQ: Barclays Bank Plc)	a	0.08%		01/07/14	6,875,000	6,875,000

Cornerstone Metropolitan District No. 2
Sub Limited Tax GO Refunding Bonds Series 2010B (LOC: Bank of America, NA)		0.10%		01/07/14	2,645,000	2,645,000

Denver
Airport System RB Bonds Series 2008C2&C3 (GTY/LIQ: Royal Bank of Canada)	a	0.09%		01/07/14	20,000,000	20,000,000

See financial notes 25

 Schwab Municipal Money Fund

Portfolio Holdings continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Airport System RB Series 1992G (LOC: Lloyds Bank Plc)		0.08%		01/07/14	16,700,000	16,700,000

Univ of Colorado
Univ Enterprise Refunding RB Series 2005A (LIQ: US Bank, NA)	a	0.06%		01/07/14	14,930,000	14,930,000

						257,725,000

Connecticut 0.3%
Connecticut
Special Tax Obligation Bonds Series 2012A (LIQ: Credit Suisse AG)	a	0.06%		01/07/14	2,500,000	2,500,000

Connecticut HFA
Housing Mortgage Finance Program Bonds Series 2009A1 (LIQ: JPMorgan Chase Bank, NA)		0.04%		01/02/14	5,300,000	5,300,000

Housing Mortgage Finance Program Bonds Series 2009A2 (LIQ: JPMorgan Chase Bank, NA)		0.04%		01/02/14	38,170,000	38,170,000

						45,970,000

District of Columbia 0.6%
District of Columbia
GO Bonds Series 2008E (GTY: Berkshire Hathaway Assurance Corp /LIQ: Bank of America, NA)	a	0.11%		01/07/14	6,030,000	6,030,000

Income Tax Secured RB Series 2012C (LIQ: Barclays Bank Plc)	a	0.08%		01/07/14	4,200,000	4,200,000

Income Tax Secured Refunding RB Series 2013A		0.10%	01/07/14	12/01/14	35,145,000	35,145,000

RB (American Psychological Assoc) Series 2003		0.08%		01/07/14	2,125,000	2,125,000

District of Columbia Water & Sewer Auth
Public Utility Sr Lien RB Series 2009A (LIQ: Morgan Stanley Bank NA)	a	0.08%		01/07/14	9,130,000	9,130,000

Washington Convention Center Auth
Sr Lien Dedicated Tax Refunding RB Series 2007A (GTY/LIQ: US Bank, NA)	a	0.06%		01/07/14	19,772,000	19,772,000

						76,402,000

Florida 4.7%
Broward Cnty
Port Facilities Sub Refunding RB (Port Everglades) Series 2008 (LOC: Bank of Nova Scotia)		0.11%		01/07/14	2,500,000	2,500,000

Collier Cnty HFA
M/F Housing RB (Brittany Bay Apts) Series 2001A (LOC: Fannie Mae)		0.06%		01/07/14	3,800,000	3,800,000

Florida Dept of Transportation
Turnpike RB Series 2006A (GTY/LIQ: Wells Fargo & Co)	a	0.08%		01/07/14	7,260,000	7,260,000

Florida Housing Finance Corp
Housing RB (Heritage Pointe Apts) Series 1999I-1 (LOC: Fannie Mae)		0.06%		01/07/14	10,530,000	10,530,000

Housing RB (Tiffany Club Apts) Series 1996P (LOC: Freddie Mac)		0.06%		01/07/14	5,950,000	5,950,000

Housing RB (Timberline Apts) Series 1999P (LOC: Fannie Mae)		0.09%		01/07/14	6,235,000	6,235,000

M/F Mortgage RB (Clear Harbor Apts) Series 2007H (LOC: Citibank, NA)		0.08%		01/07/14	3,295,000	3,295,000

M/F Mortgage RB (Lakeshore Apts) Series 2004H (LOC: Fannie Mae)		0.08%		01/07/14	7,700,000	7,700,000

M/F Mortgage RB (Lynn Lake Apts) Series 2005B1 (LOC: Freddie Mac)		0.08%		01/07/14	20,315,000	20,315,000

M/F Mortgage RB (Spring Haven Apts) Series 2004F (LOC: Fannie Mae)		0.08%		01/07/14	6,100,000	6,100,000

26 See financial notes

 Schwab Municipal Money Fund

Portfolio Holdings continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
M/F Mortgage RB (Spring Haven Apts) Series 2006G (LOC: Citibank, NA)		0.07%		01/07/14	3,760,000	3,760,000

M/F Mortgage RB (Wellesley Apts) Series 2003O (LOC: Citibank, NA)		0.08%		01/07/14	15,600,000	15,600,000

Florida State Board of Education
Public Education Capital Outlay Bonds Series 2006B (LIQ: US Bank, NA)	a	0.06%		01/07/14	43,620,000	43,620,000

Public Education Capital Outlay Bonds Series 2006D (LIQ: Branch Banking & Trust Co)	a	0.06%		01/07/14	10,670,000	10,670,000

Public Education Capital Outlay Bonds Series 2007B&C (LIQ: Wells Fargo Bank, NA)	a	0.08%		01/07/14	5,680,000	5,680,000

Greater Orlando Aviation Auth
Airport Facilities Refunding RB Series 2007A (LIQ: Deutsche Bank AG)	a	0.09%		01/07/14	5,590,000	5,590,000

Airport Facility RB Series 2003A (GTY: Berkshire Hathaway, Inc (New))		0.06%		01/07/14	18,285,000	18,285,000

Highlands Cnty Health Facilities Auth
Hospital Refunding RB (Adventist Health/Sunbelt) Series 2006G (LIQ: Morgan Stanley Bank NA)	a	0.08%		01/07/14	9,375,000	9,375,000

Hillsborough Cnty HFA
M/F Housing RB (Lake Kathy Apts) Series 2005 (LOC: Fannie Mae)		0.08%		01/07/14	20,670,000	20,670,000

M/F Housing RB (Meridian Pointe Apts) Series 2005 (LOC: Citibank, NA)		0.07%		01/07/14	6,430,000	6,430,000

Hillsborough Cnty IDA
RB (Independent Day School) Series 2000 (LOC: Bank of America, NA)		0.28%		01/07/14	600,000	600,000

Jacksonville
Capital Projects RB Series 2008A (LOC: Bank of America, NA)		0.05%		01/07/14	14,870,000	14,870,000

Transportation Refunding RB Series 2012A (GTY/LIQ: Wells Fargo Bank, NA)	a	0.08%		01/07/14	5,330,000	5,330,000

Jacksonville HFA
M/F Housing RB (Hartwood Apts) Series 2006 (LOC: Freddie Mac)		0.07%		01/07/14	4,910,000	4,910,000

Miami-Dade Cnty
GO Bonds Series 2013A (GTY/LIQ: Royal Bank of Canada)	a	0.06%		01/07/14	17,000,000	17,000,000

Miami-Dade Cnty IDA
Airport Facility RB (FlightSafety) Series 1999A		0.06%		01/07/14	20,210,000	20,210,000

Airport Facility RB (FlightSafety) Series 1999B		0.06%		01/07/14	20,230,000	20,230,000

IDRB (Tarmac America) Series 2004 (LOC: Bank of America, NA)		0.10%		01/07/14	2,600,000	2,600,000

Miami-Dade Cnty School Board
COP Series 2006A&B (GTY/LIQ: US Bank, NA)	a	0.06%		01/07/14	27,740,000	27,740,000

Ocean Highway & Port Auth
RB Series 1990 (LOC: Wells Fargo Bank, NA)		0.10%		01/07/14	8,700,000	8,700,000

Okeechobee Cnty
IDRB (Okeechobee Landfill) Series 1999 (LOC: Wells Fargo Bank, NA)		0.11%		01/07/14	15,000,000	15,000,000

Orange Cnty HFA
M/F Housing RB (Charleston Club Apts) Series 2001A (LOC: Fannie Mae)		0.06%		01/07/14	11,830,000	11,830,000

M/F Housing RB (Laurel Oaks Apts II) Series 2007H (LOC: Federal Home Loan Bank)		0.07%		01/07/14	7,550,000	7,550,000

M/F Housing RB (Laurel Oaks Apts) Series 2007G (LOC: Federal Home Loan Bank)		0.07%		01/07/14	8,170,000	8,170,000

M/F Housing RB (Lee Vista Club Apts) Series 2004A (LOC: Fannie Mae)		0.09%		01/07/14	14,100,000	14,100,000

See financial notes 27

 Schwab Municipal Money Fund

Portfolio Holdings continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
M/F Housing RB (Mystic Cove Apts) Series 2002E (LOC: Fannie Mae)		0.09%		01/07/14	8,565,000	8,565,000

M/F Housing RB (The Cove At Lady Lake Apts) Series 2005A (LOC: Fannie Mae)		0.09%		01/07/14	9,000,000	9,000,000

Orange Cnty IDA
RB (Foundation Academy of Winter Garden) Series 2007 (LOC: Federal Home Loan Bank)		0.11%		01/07/14	8,735,000	8,735,000

Orlando Utilities Commission
Utility System RB Series 2008-1 (LIQ: JPMorgan Chase Bank, NA)		0.05%		01/07/14	30,150,000	30,150,000

Utility System Refunding RB Series 2011A	b	0.17%		07/29/14	10,000,000	10,000,000

Orlando-Orange Cnty Expressway Auth
RB Series 2007A (GTY: Berkshire Hathaway Assurance Corp /LIQ: Citibank, NA)	a	0.07%		01/07/14	20,000,000	20,000,000

RB Series 2007A (GTY: Berkshire Hathaway Assurance Corp /LIQ: Citibank, NA)	a	0.08%		01/07/14	5,000,000	5,000,000

Palm Beach Cnty
RB (Norton Gallery & School of Art) Series 1995 (LOC: Northern Trust Co)		0.08%		01/07/14	2,500,000	2,500,000

Palm Beach Cnty HFA
M/F Housing RB (Palm Gardens Apts) Series 2007 (LOC: Citibank, NA)		0.20%		01/07/14	2,910,000	2,910,000

Palm Beach Cnty Solid Waste Auth
RB Series 2009A (GTY: Berkshire Hathaway Assurance Corp /LIQ: JPMorgan Chase Bank, NA)	a	0.08%		01/07/14	4,545,000	4,545,000

Pinellas Cnty Educational Facility Auth
Refunding RB (Barry Univ) Series 2007 (LOC: Bank of America, NA)		0.07%		01/07/14	7,905,000	7,905,000

Refunding RB (Shorecrest Preparatory School) Series 2007 (LOC: Northern Trust Co)		0.07%		01/07/14	8,480,000	8,480,000

Pinellas Cnty Industry Council
RB (Operation Par) Series 1999 (LOC: Wells Fargo Bank, NA)		0.21%		01/07/14	340,000	340,000

South Florida Water Management District
COP Series 2006 (LOC: US Bank, NA /LIQ: US Bank, NA)	a	0.06%		01/07/14	34,685,000	34,685,000

South Miami Health Facilities Auth
Hospital RB (Baptist Health South Florida) Series 2007 (LIQ: Citibank, NA)	a	0.07%		01/07/14	16,500,000	16,500,000

Hospital RB (Baptist Health South Florida) Series 2007 (LIQ: JPMorgan Chase Bank, NA)	a	0.12%		01/07/14	20,000,000	20,000,000

St. Johns Cnty
Water & Sewer Refunding RB Series 2006 (GTY/LIQ: US Bank, NA)	a	0.06%		01/07/14	10,705,000	10,705,000

Tallahassee
Energy System RB Series 2007 (LIQ: Citibank, NA)	a	0.08%		01/07/14	20,000,000	20,000,000

Tampa
Health System RB (BayCare Health) Series 2012B	b	0.16%		07/29/14	19,000,000	19,000,000

						631,225,000

Georgia 2.1%
Atlanta Housing Auth
M/F Housing RB (Villages of East Lake Phase II) Series 1999 (LOC: Bank of America, NA)		0.18%		01/07/14	8,240,000	8,240,000

Atlanta Urban Residential Finance Auth
M/F Housing RB (Alta Coventry Station Apts) Series 2007 (LOC: Bank of America, NA)		0.27%		01/07/14	26,885,000	26,885,000

28 See financial notes

 Schwab Municipal Money Fund

Portfolio Holdings continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
M/F Housing RB (Capitol Gateway Apts) Series 2005 (LOC: Fannie Mae)		0.08%		01/07/14	2,825,000	2,825,000

M/F Housing RB (M St Apts) Series 2003 (LOC: Freddie Mac)	d	0.11%		01/07/14	785,000	785,000

M/F Housing RB (M St Apts) Series 2003 (LOC: Freddie Mac)		0.11%		01/07/14	20,350,000	20,350,000

M/F Housing RB (New Community at East Lake) Series 1996 (LOC: Bank of America, NA)		0.18%		01/07/14	5,300,000	5,300,000

Barstow Cnty Development Auth
Pollution Control RB (Georgia Power Plant Bowen) First Series 2009		0.11%		01/07/14	5,000,000	5,000,000

Burke Cnty Development Auth
Pollution Control RB (Georgia Power Plant Vogtle) First Series 2009		0.05%		01/02/14	35,810,000	35,810,000

Clayton Cnty Housing Auth
M/F Housing RB (Hyde Park Club Apts) Series 1997 (LOC: Fannie Mae)		0.07%		01/07/14	10,195,000	10,195,000

Columbia Cnty Development Auth
M/F Housing RB (Westwood Club Apts) Series 2002 (LOC: Fannie Mae)		0.06%		01/07/14	3,475,000	3,475,000

DeKalb Cnty Housing Auth
M/F Housing RB (Brittany Apts) Series 2001 (LOC: General Electric Capital Corp)		0.21%		01/07/14	7,200,000	7,200,000

DeKalb Private Hospital Auth
Revenue Anticipation Certificates (Children’s Healthcare of Atlanta) Series 2009 (LIQ: Wells Fargo & Co)	a	0.08%		01/07/14	12,395,000	12,395,000

East Point Housing Auth
M/F Housing RB (Eagles Creste Apts) Series 2003 (LOC: Freddie Mac)		0.14%		01/07/14	12,525,000	12,525,000

Fulton Cnty Housing Auth
M/F Housing RB (Walton Lakes Apts) Series 2008A (LOC: Federal Home Loan Bank)		0.06%		01/07/14	22,400,000	22,400,000

Georgia Housing Finance Auth
S/F Mortgage Bonds Series 2013A (LIQ: Deutsche Bank AG)	a	0.08%		01/07/14	5,000,000	5,000,000

Habersham Cnty Development Auth
IDRB (Steelcell of North America) Series 2009 (LOC: Bank of America, NA)		0.18%		01/07/14	815,000	815,000

Houston Cnty Development Auth
Sewage Facility RB (Perdue Farms) Series 2005 (LOC: Rabobank Nederland)		0.09%		01/07/14	5,350,000	5,350,000

Kennesaw Development Auth
M/F Housing RB (Walton Ridenour Apts) Series 2004 (LOC: Federal Home Loan Bank)		0.06%		01/07/14	7,500,000	7,500,000

Lawrenceville Housing Auth
M/F Housing RB (Chatham Club Apts) Series 2002 (LOC: Fannie Mae)		0.07%		01/07/14	6,900,000	6,900,000

Marietta Housing Auth
M/F Housing RB (Walton Village Apts) Series 2005 (LOC: Freddie Mac)		0.14%		01/07/14	14,300,000	14,300,000

McDonough Housing Auth
M/F Housing RB (Ashley Woods Apts) Series 2008 (LOC: Freddie Mac)		0.08%		01/07/14	6,300,000	6,300,000

Metropolitan Atlanta Rapid Transit Auth
Sales Tax Refunding RB Series 2007B (GTY/LIQ: US Bank, NA)	a	0.06%		01/07/14	20,340,000	20,340,000

Municipal Electric Auth of Georgia
Sub Bonds Series 2008B (LOC: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.05%		01/07/14	16,905,000	16,905,000

Summerville Development Auth
RB (Image Industries) Series 1997 (LOC: Wells Fargo Bank, NA)	a	0.09%		01/07/14	11,000,000	11,000,000

See financial notes 29

 Schwab Municipal Money Fund

Portfolio Holdings continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Waycross & Ware Cnty Development Auth
IDRB (Rich Products Corp) Series 2007 (LOC: Bank of America, NA)		0.09%		01/07/14	6,500,000	6,500,000

Winder-Barrow Cnty Jt Development Auth
IDRB (Price Companies) Series 2007 (LOC: Bank of America, NA)		0.18%		01/07/14	6,670,000	6,670,000

Worth Cnty IDA
Refunding IDRB (Seabrook Peanut) Series 1996B (LOC: Federal Home Loan Bank)		0.06%		01/07/14	2,900,000	2,900,000

						283,865,000

Hawaii 0.2%
Hawaii
GO Bonds Series 2007DJ (LIQ: State Street Bank & Trust Company, NA)	a	0.06%		01/07/14	5,000,000	5,000,000

RB (Hawaiian Electric) Series 2009 (GTY/LIQ: Wells Fargo & Co)	a	0.08%		01/07/14	2,200,000	2,200,000

Honolulu
GO Bonds Series 2012A (LIQ: US Bank, NA)	a	0.06%		01/07/14	11,390,000	11,390,000

Univ of Hawaii
Univ RB Series 2006A (GTY/LIQ: Wells Fargo & Co)	a	0.08%		01/07/14	14,590,000	14,590,000

						33,180,000

Idaho 0.1%
Cassia Cnty IDC
IDRB (East Valley Cattle) Series 2006 (LOC: Rabobank Nederland)		0.09%		01/07/14	7,000,000	7,000,000

IDRB (Oak Valley Heifers) Series 2007 (LOC: Rabobank Nederland)		0.10%		01/07/14	2,000,000	2,000,000

						9,000,000

Illinois 4.9%
Aurora
Collateralized S/F Mortgage RB Series 2007D1 (LIQ: Deutsche Bank AG)	a	0.09%		01/07/14	4,720,000	4,720,000

Carol Stream
M/F Housing Refunding RB (St. Charles Square) Series 1997 (LOC: Fannie Mae)		0.09%		01/07/14	8,915,000	8,915,000

Chicago
GO Project & Refunding Bonds Series 2005D2 (LOC: Northern Trust Co)		0.04%		01/02/14	6,000,000	6,000,000

GO Refunding Bonds Series 1993B (GTY: Berkshire Hathaway Assurance Corp /LIQ: Wells Fargo Bank, NA)	a	0.18%		01/07/14	1,850,000	1,850,000

M/F Housing RB (Lincoln Village Sr Apts) Series 2006 (LOC: BMO Harris Bank NA)		0.08%		01/07/14	4,957,000	4,957,000

Second Lien RB (Midway Airport) Series 2004C2 (LOC: Wells Fargo Bank, NA)		0.08%		01/07/14	2,400,000	2,400,000

Wastewater Transmission Second Lien Refunding RB Series 2006A&B (GTY/LIQ: US Bank, NA)	a	0.06%		01/07/14	22,335,000	22,335,000

Chicago Park District
Unlimited Tax GO Bonds Series 2010C (LIQ: JPMorgan Chase Bank, NA)	a	0.16%		01/07/14	5,000,000	5,000,000

Illinois
GO Bonds Series October 2003B1 (LOC: JPMorgan Chase Bank, NA)		0.05%		01/07/14	16,000,000	16,000,000

GO Bonds Series October 2003B2 (LOC: PNC Bank NA)		0.05%		01/07/14	50,000,000	50,000,000

GO Bonds Series October 2003B3 (LOC: Wells Fargo Bank, NA)		0.05%		01/07/14	17,000,000	17,000,000

30 See financial notes

 Schwab Municipal Money Fund

Portfolio Holdings continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
GO Bonds Series October 2003B4 (LOC: State Street Bank & Trust Company, NA)		0.05%		01/07/14	17,000,000	17,000,000

GO Bonds Series October 2003B5 (LOC: Royal Bank of Canada)		0.05%		01/07/14	9,000,000	9,000,000

GO Bonds Series October 2003B6 (LOC: Northern Trust Co)		0.05%		01/07/14	11,000,000	11,000,000

Illinois Finance Auth
IDRB (Bison Gear & Engineering) Series 2010 (LOC: BMO Harris Bank NA)		0.07%		01/07/14	6,920,000	6,920,000

M/F Housing RB (Autumn Ridge Apts) Series 2005A (LOC: Freddie Mac)		0.06%		01/07/14	5,815,000	5,815,000

M/F Housing RB (New Vistas II Apts) Series 2004 (LOC: Fannie Mae)		0.08%		01/07/14	8,500,000	8,500,000

Pollution Control RB (A.E. Staley Manufacturing) Series 1985 (LOC: Rabobank Nederland)		0.07%		01/07/14	7,500,000	7,500,000

Qualified Residential Rental Bonds (River Oaks) Series 1989 (LOC: Freddie Mac)		0.09%		01/07/14	32,000,000	32,000,000

RB (Catholic Charities Housing) Series 1993A (LOC: Northern Trust Co)		0.07%		01/07/14	9,160,000	9,160,000

RB (Catholic Charities Housing) Series 1993B (LOC: Northern Trust Co)		0.07%		01/07/14	910,000	910,000

RB (F.C. Harris Pavilion) Series 1994 (LOC: Freddie Mac)		0.08%		01/07/14	22,310,000	22,310,000

RB (Fenwick High School) Series 1997 (LOC: PNC Bank NA)		0.06%		01/07/14	1,750,000	1,750,000

RB (Ingalls Memorial Hospital) Series 1985C (LOC: JPMorgan Chase Bank, NA)		0.05%		01/07/14	13,900,000	13,900,000

RB (Korex) Series 1990 (LOC: Northern Trust Co)		0.35%		01/07/14	4,000,000	4,000,000

RB (Lake Forest Academy) Series 1994 (LOC: Northern Trust Co)		0.07%		01/07/14	4,000,000	4,000,000

RB (Lake Forest College) Series 2008 (LOC: Northern Trust Co)		0.07%		01/07/14	2,500,000	2,500,000

RB (Northwestern Memorial Healthcare) Series 2013 (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		01/07/14	16,280,000	16,280,000

RB (Northwestern Memorial Hospital) Series 2007A3 (LIQ: JPMorgan Chase Bank, NA)		0.05%		01/07/14	9,700,000	9,700,000

RB (Northwestern Memorial Hospital) Series 2009A (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		01/07/14	6,000,000	6,000,000

RB (Regency Park at Lincolnwood) Series 1991B (ESCROW/LIQ: JPMorgan Chase Bank, NA)	a	0.09%		01/07/14	7,300,000	7,300,000

RB (Richard H. Driehaus Museum) Series 2005 (LOC: Northern Trust Co)		0.07%		01/07/14	3,800,000	3,800,000

RB (Riverside Health) Series 2006A (LOC: JPMorgan Chase Bank, NA)		0.05%		01/07/14	13,320,000	13,320,000

RB (Univ of Chicago) Series 2013A (LIQ: Credit Suisse AG)	a	0.06%		01/07/14	8,000,000	8,000,000

RB (YMCA of Metropolitan Chicago) Series 2001 (LOC: BMO Harris Bank NA)		0.05%		01/07/14	7,000,000	7,000,000

Refunding RB (North Shore Univ Health) Series 2010 (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		01/07/14	3,000,000	3,000,000

Solid Waste Disposal Facility RB (Kuusakoski US) Series 2013 (LOC: Fifth Third Bank)		0.21%		01/07/14	4,000,000	4,000,000

Solid Waste Disposal RB (Waste Management) Series 2003 (LOC: Wells Fargo Bank, NA)		0.07%		01/07/14	18,000,000	18,000,000

Illinois Health Facilities Auth
RB (Riverside Health) Series 2002B (LOC: JPMorgan Chase Bank, NA)		0.05%		01/07/14	4,825,000	4,825,000

Illinois Housing Development Auth
M/F Housing RB (Spring Creek Towers) Series 2004 (LOC: Bank of America, NA)		0.23%		01/07/14	5,400,000	5,400,000

See financial notes 31

 Schwab Municipal Money Fund

Portfolio Holdings continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Illinois Regional Transportation Auth
GO Bonds Series 2002A (GTY/LIQ: Wells Fargo & Co)	a	0.05%		01/07/14	9,240,000	9,240,000

GO Bonds Series 2005A (LIQ: Rabobank Nederland)	a	0.06%		01/07/14	28,245,000	28,245,000

Illinois Toll Highway Auth
Sr RB Series 2013A (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		01/07/14	10,730,000	10,730,000

Sr RB Series 2013A (LIQ: JPMorgan Chase Bank, NA)	a	0.10%		01/07/14	9,745,000	9,745,000

Sr Refunding RB Series 2008A1a (LIQ: JPMorgan Chase Bank, NA)		0.08%		01/07/14	18,800,000	18,800,000

Sr Refunding RB Series 2008A2 (LIQ: JPMorgan Chase Bank, NA)		0.05%		01/07/14	56,000,000	56,000,000

Metropolitan Water Reclamation District of Greater Chicago
Limited Tax GO Refunding Bonds Series C (LIQ: Branch Banking & Trust Co)	a	0.06%		01/07/14	22,440,000	22,440,000

Unlimited Tax GO Refunding Bonds Series May 2006 (LIQ: Bank of America, NA)	a	0.08%		01/07/14	15,485,000	15,485,000

Palatine
Special Facility RB (Little City for Community Development) Series 1998 (LOC: Federal Home Loan Bank)		0.08%		01/07/14	5,000,000	5,000,000

Southwestern Illinois Development Auth
Refunding IDRB (Holten Meat) Series 2004 (LOC: US Bank, NA)		0.08%		01/07/14	6,860,000	6,860,000

St. Clair Cnty
Industrial Building Refunding RB (Winchester Apts) Series 1994 (LOC: Fannie Mae)		0.06%		01/07/14	15,550,000	15,550,000

Univ of Illinois
Auxiliary Facilities System RB Series 2006 (LIQ: Citibank, NA)	a	0.10%		01/07/14	33,260,000	33,260,000

Auxiliary Facilities System RB Series 2009A (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		01/07/14	8,995,000	8,995,000

Will Cnty Community HSD No. 210
GO Bonds Series 2006 (ESCROW/LIQ: Deutsche Bank AG)	a	0.12%		01/07/14	14,675,000	14,675,000

						657,092,000

Indiana 1.7%
Columbia City
RB (Precision Plastics) Series 1997 (LOC: Northern Trust Co)		0.35%		01/07/14	700,000	700,000

Gibson Cnty
Pollution Control RB (Toyota Motor Manufacturing) Series 1997		0.05%		01/07/14	5,000,000	5,000,000

Pollution Control RB (Toyota Motor Manufacturing) Series 2000A		0.05%		01/07/14	10,000,000	10,000,000

Pollution Control RB (Toyota Motor Manufacturing) Series 2001B		0.05%		01/07/14	9,100,000	9,100,000

Indiana Finance Auth
Economic Development RB (IVC Industrial Coatings) Series 2008 (LOC: JPMorgan Chase Bank, NA)		0.12%		01/07/14	6,100,000	6,100,000

Health System RB (Sisters of St. Francis Health Services) Series 2009A (LIQ: Bank of America, NA)	a	0.09%		01/07/14	10,000,000	10,000,000

Health System RB (Sisters of St. Francis Health Services) Series 2009A (LIQ: JPMorgan Chase Bank, NA)	a	0.10%		01/07/14	10,730,000	10,730,000

Health System Refunding RB (Sisters of St. Francis Health Services) Series 2008C (LIQ: Wells Fargo & Co)	a	0.08%		01/07/14	14,705,000	14,705,000

Hospital RB (Parkview Health System) Series 2009A (GTY/LIQ: Wells Fargo & Co)	a	0.10%		01/07/14	9,715,000	9,715,000

Lease Appropriation Bonds Series 2005A3 (LIQ: JP Morgan Chase & Co)	a	0.16%	01/07/14	02/20/14	20,000,000	20,000,000

Midwestern Disaster Relief RB (Ohio Valley Electric Corp) Series 2012B (LOC: Sumitomo Mitsui Banking Corp)		0.05%		01/07/14	9,110,000	9,110,000

RB (Ascension Health) Series 2008E4		0.05%		01/07/14	1,300,000	1,300,000

32 See financial notes

 Schwab Municipal Money Fund

Portfolio Holdings continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Refunding & RB (Trinity Health) Series 2009A (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		01/07/14	5,500,000	5,500,000

Refunding & RB (Trinity Health) Series 2009A&2010B (LIQ: JPMorgan Chase Bank, NA)	a	0.10%		01/07/14	16,750,000	16,750,000

Indiana Health & Educational Facility Financing Auth
RB (Ascension Health) Series 2006 (LIQ: US Bank, NA)	a	0.06%		01/07/14	15,400,000	15,400,000

RB (Ascension Health) Series 2006 B4&B6 (LIQ: JPMorgan Chase Bank, NA)	a	0.04%		01/02/14	3,950,000	3,950,000

Indiana Housing & Community Development Agency
S/F Mortgage RB Series 2007A (LIQ: JPMorgan Chase Bank, NA)	a	0.13%		01/07/14	2,720,000	2,720,000

Indianapolis
M/F Housing RB (Nora Commons) Series 2004A (LOC: Bank of America, NA)		0.10%		01/07/14	11,730,000	11,730,000

Indianapolis Local Public Improvement Bond Bank
Waterworks Bonds Series 2009A (GTY/LIQ: Wells Fargo & Co)	a	0.08%		01/07/14	14,545,000	14,545,000

Jasper Cnty
Economic Development RB (HGI Dairy Development) Series 2002 (LOC: Rabobank Nederland)		0.09%		01/07/14	2,075,000	2,075,000

Lafayette
Solid Waste Disposal RB (Tate & Lyle Ingredients) Series 2006 (LOC: Rabobank Nederland)		0.09%		01/07/14	24,200,000	24,200,000

Middlebury Schools Building Corp
First Mortgage Bonds Series 2006A (GTY/LIQ: US Bank, NA)	a	0.06%		01/07/14	10,090,000	10,090,000

Rockport
Pollution Control Refunding RB (American Electric Power) Series 1995A (LOC: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.05%		01/07/14	8,500,000	8,500,000

St. Joseph Cnty
RB (Western Manor Apts) Series 1997C (LOC: Federal Home Loan Bank)		0.76%		01/07/14	2,000,000	2,000,000

						223,920,000

Iowa 1.2%
Iowa Finance Auth
Health Facilities RB (UnityPoint Health) Series 2013B2 (LOC: Union Bank, NA)		0.05%		01/07/14	6,560,000	6,560,000

M/F Housing RB (Country Club Village) Series 2006 (LOC: Freddie Mac)		0.08%		01/07/14	10,530,000	10,530,000

Midwestern Disaster Area RB (Cargill) Series 2009A		0.08%		01/07/14	30,000,000	30,000,000

Midwestern Disaster Area RB (Cargill) Series 2009B		0.08%		01/07/14	25,000,000	25,000,000

Midwestern Disaster Area RB (Cargill) Series 2012A		0.07%		01/07/14	32,500,000	32,500,000

Midwestern Disaster Area RB (HF Chlor-Alkali) Series 2012 (LOC: US Bank, NA)		0.10%		01/07/14	25,000,000	25,000,000

Iowa Higher Education Loan Auth
Private College Facility RB (Univ of Dubuque) Series 2007 (LOC: Fifth Third Bank)		0.06%		01/02/14	7,970,000	7,970,000

Iowa State Board of Regents
Hospital RB Series SUI 2012 (LIQ: Royal Bank of Canada)	a	0.06%		01/07/14	21,000,000	21,000,000

						158,560,000

Kansas 0.2%
Kansas Development Finance Auth
M/F Housing RB (Springhill Apts) Series 2004B (LOC: Freddie Mac)		0.08%		01/07/14	9,285,000	9,285,000

See financial notes 33

 Schwab Municipal Money Fund

Portfolio Holdings continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
RB (Sisters of Charity of Leavenworth Health Care) Series 2010A (LIQ: JPMorgan Chase Bank, NA)	a	0.10%		01/07/14	17,215,000	17,215,000

						26,500,000

Kentucky 0.9%
Carroll Cnty
Solid Waste Disposal Revenue & Refunding RB (Celotex Corp) Series 2000 (LOC: Bank of America, NA)		0.09%		01/07/14	15,790,000	15,790,000

Hopkins Cnty
Industrial Building RB (J-Lok Corp) Series 2007 (LOC: PNC Bank NA)		0.09%		01/07/14	4,000,000	4,000,000

Hopkinsville
Industrial Building RB (Riken Elastomers Corp) Series 2013A (LOC: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.09%		01/07/14	4,600,000	4,600,000

Kentucky Economic Development Finance Auth
Health Care Refunding RB (Christian Care Communities) Series 2007A (LOC: PNC Bank NA)		0.08%		01/07/14	13,925,000	13,925,000

RB (Catholic Health Initiatives) Series 2011B1	b	0.21%		07/29/14	10,680,000	10,680,000

RB (Catholic Health Initiatives) Series 2011B2	b	0.21%		07/29/14	14,720,000	14,720,000

Kentucky Higher Ed Student Loan Corp
RB Sr Series 2008A1 (LOC: State Street Bank & Trust Company, NA)		0.06%		01/07/14	12,720,000	12,720,000

RB Sr Series 2008A2 (LOC: State Street Bank & Trust Company, NA)		0.06%		01/07/14	14,125,000	14,125,000

Kentucky Housing Corp
Housing RB Series 2005B (LIQ: State Street Bank & Trust Company, NA)		0.05%		01/07/14	4,635,000	4,635,000

Housing RB Series 2005H (LIQ: State Street Bank & Trust Company, NA)		0.05%		01/07/14	4,385,000	4,385,000

Housing RB Series 2006I (LIQ: State Street Bank & Trust Company, NA)		0.05%		01/07/14	12,800,000	12,800,000

M/F Housing RB (Highlands Court Apts) Series 2007 (LOC: PNC Bank NA)		0.10%		01/07/14	3,700,000	3,700,000

Richmond
IDRB (Mikron) Series 1995 (LOC: Bank of America, NA)		0.18%		01/07/14	700,000	700,000

						116,780,000

Louisiana 0.6%
Ascension Parish IDB
RB (BASF SE) Series 2009		0.15%		01/07/14	15,000,000	15,000,000

East Baton Rouge Parish IDB
Solid Waste Disposal RB (Georgia-Pacific Corp) Series 2004 (LOC: US Bank, NA)		0.06%		01/07/14	7,100,000	7,100,000

Louisiana
Gasoline & Fuels Tax RB Series 2006A (ESCROW/LIQ: Citibank, NA)	a	0.08%		01/07/14	6,665,000	6,665,000

GO Bonds Series 2012A (LIQ: Deutsche Bank AG)	a	0.11%		01/07/14	9,000,000	9,000,000

Louisiana HFA
M/F Housing RB (Belmont Village Apts) Series 2009 (LOC: Freddie Mac)		0.09%		01/07/14	8,795,000	8,795,000

M/F Housing RB (Jefferson Lakes Apts) Series 2007 (LOC: Freddie Mac)		0.14%		01/07/14	14,900,000	14,900,000

M/F Housing RB (Lapalco Court Apts) Series 2007 (LOC: Fannie Mae)		0.14%		01/07/14	6,400,000	6,400,000

M/F Housing RB (Palmetto Apts) Series 2004 (LOC: Fannie Mae)		0.11%		01/07/14	2,940,000	2,940,000

34 See financial notes

 Schwab Municipal Money Fund

Portfolio Holdings continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Louisiana Public Facilities Auth
RB (Dynamic Fuels) Series 2008 (LOC: JPMorgan Chase Bank, NA)		0.04%		01/02/14	6,450,000	6,450,000

						77,250,000

Maryland 0.5%
Maryland Community Development Admin
M/F Development RB (Ft. Washington Manor Sr Housing) Series 2005A (LOC: Citibank, NA)		0.06%		01/07/14	12,910,000	12,910,000

M/F Development RB (Shakespeare Park Apts) Series 2008B (LOC: Freddie Mac)		0.06%		01/07/14	7,200,000	7,200,000

Residential RB Series 2004I (LIQ: State Street Bank & Trust Company, NA)		0.06%		01/07/14	19,000,000	19,000,000

Residential RB Series 2005E, 2006B,F,I&L, 2007D&H (LIQ: Credit Suisse AG)	a	0.06%		01/07/14	8,455,000	8,455,000

Maryland Health & Higher Educational Facilities Auth
RB (MedStar Health) Series 2007 (GTY: Berkshire Hathaway Assurance Corp /LIQ: Citibank, NA)	a	0.07%		01/07/14	5,000,000	5,000,000

Maryland Industrial Development Financing Auth
Economic Development RB (Paul Reed Smith Guitars) Series 2008 (LOC: PNC Bank NA)		0.09%		01/07/14	7,770,000	7,770,000

Prince George’s Cnty
Refunding RB (Collington Episcopal Life Care Community) Series 2006B (LOC: Bank of America, NA)		0.07%		01/07/14	10,000,000	10,000,000

						70,335,000

Massachusetts 1.8%
Massachusetts
GO Bonds Consolidated Loan Series 2012D		0.04%		01/01/14	30,860,000	30,860,000

Massachusetts Bay Transportation Auth
General Transportation System Bonds Series 2000A2 (LIQ: Bank of America, NA)		0.05%		01/07/14	14,120,000	14,120,000

Sr Sales Tax Bonds Series 2007A1 (LIQ: Wells Fargo & Co)	a	0.07%		01/07/14	1,095,000	1,095,000

Sr Sales Tax Bonds Series 2010A	b	0.15%		07/29/14	6,000,000	6,000,000

Massachusetts Development Finance Agency
Assisted Living Facility RB (Whaler’s Cove) Series 2001A (LOC: US Bank, NA)		0.12%		01/07/14	11,000,000	11,000,000

First Mortgage RB (Brookhaven at Lexington) Series 2005B (LOC: Bank of America, NA)		0.15%		01/07/14	1,570,000	1,570,000

M/F Housing RB (Archstone Reading Apts) Series 2004A (LOC: Freddie Mac)		0.08%		01/07/14	12,560,000	12,560,000

RB (CIL Realty) Series 2011 (LOC: Manufacturers & Traders Trust Co)		0.06%		01/07/14	11,750,000	11,750,000

RB (Harvard Univ) Series 2010B2 (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		01/07/14	1,000,000	1,000,000

Resource Recovery RB (Waste Management) Series 1999 (LOC: Bank of America, NA)		0.07%		01/07/14	10,000,000	10,000,000

Massachusetts Health & Educational Facilities Auth
RB (Amherst College) Series 2005I		0.04%		01/07/14	10,000,000	10,000,000

RB (Partners HealthCare) Series 2010J1 (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		01/07/14	3,000,000	3,000,000

RB (UMass) Series 2007E&F (LIQ: US Bank, NA)	a	0.06%		01/07/14	14,850,000	14,850,000

Massachusetts HFA
Housing Bonds Series 2005D (LIQ: Deutsche Bank AG)	a	0.07%		01/07/14	3,815,000	3,815,000

Housing Bonds Series 2007A&C (LIQ: Citibank, NA)	a	0.16%		01/07/14	11,235,000	11,235,000

See financial notes 35

 Schwab Municipal Money Fund

Portfolio Holdings continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Housing Bonds Series 2010B (LIQ: Barclays Bank Plc)	a	0.10%		01/07/14	7,500,000	7,500,000

Housing Bonds Series 2010C (LIQ: Citibank, NA)	a	0.16%		01/07/14	5,700,000	5,700,000

Housing Bonds Series 2013F (LOC: TD Bank NA)		0.07%		01/07/14	13,680,000	13,680,000

Massachusetts School Building Auth
Dedicated Sales Tax Bonds Series 2005A (LIQ: Citibank, NA)	a	0.06%		01/07/14	900,000	900,000

Dedicated Sales Tax Bonds Series 2005A (LIQ: Citibank, NA)	a	0.08%		01/07/14	7,470,000	7,470,000

Dedicated Sales Tax Bonds Series 2005A (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		01/07/14	250,000	250,000

Dedicated Sales Tax Bonds Series 2007A (LIQ: Citibank, NA)	a	0.06%		01/07/14	2,330,000	2,330,000

Sr Dedicated Sales Tax Refunding Bonds Series 2012B (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		01/07/14	3,330,000	3,330,000

Univ of Massachusetts Building Auth
Facilities RB Sr Series 2008A (LIQ: Barclays Bank Plc)		0.05%		01/07/14	7,400,000	7,400,000

Refunding RB Sr Series 2011-1 (LIQ: Wells Fargo Bank, NA)		0.04%		01/07/14	51,175,000	51,175,000

Refunding RB Sr Series 2011-2	b	0.15%		07/29/14	6,345,000	6,345,000

						248,935,000

Michigan 2.8%
Michigan Finance Auth
Hospital RB (CHE Trinity Health) Series 2013MI-3 (GTY/LIQ: Royal Bank of Canada)	a	0.06%		01/07/14	15,000,000	15,000,000

Student Loan Refunding RB Series 22A (LOC: State Street Bank & Trust Company, NA)		0.06%		01/07/14	20,000,000	20,000,000

Unemployment Obligation Assessment RB Series 2012A (LIQ: Citibank, NA)	a	0.07%		01/07/14	20,000,000	20,000,000

Michigan Housing Development Auth
Rental Housing RB Series 2000A (LIQ: JPMorgan Chase Bank, NA)		0.17%		01/07/14	37,810,000	37,810,000

Rental Housing RB Series 2005A (LIQ: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.06%		01/07/14	32,425,000	32,425,000

Rental Housing RB Series 2006D (LIQ: Bank of America, NA)	a	0.16%		01/07/14	1,830,000	1,830,000

Rental Housing RB Series 2006D (LIQ: Bank of America, NA)	a	0.17%		01/07/14	2,880,000	2,880,000

Rental Housing RB Series 2007C (LIQ: JPMorgan Chase Bank, NA)		0.17%		01/07/14	32,535,000	32,535,000

Rental Housing RB Series 2008C (LIQ: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.07%		01/07/14	12,230,000	12,230,000

Rental Housing RB Series 2008D (LIQ: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.07%		01/07/14	58,795,000	58,795,000

S/F Mortgage RB Series 2007E (LIQ: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.07%		01/07/14	25,000,000	25,000,000

S/F Mortgage RB Series 2007F (LIQ: PNC Bank NA)		0.06%		01/07/14	78,000,000	78,000,000

Michigan Job Development Auth
Limited Obligation RB (Frankenmuth Bavarian Inn Motor Lodge) Series 1985 (LOC: Comerica Bank)		0.35%	01/01/14	01/07/14	7,100,000	7,100,000

Michigan State Hospital Finance Auth
RB (Ascension Health) Series 2010	b	0.12%		07/29/14	8,755,000	8,755,000

RB (Ascension Health) Series 2010F8	b	0.12%		07/29/14	7,100,000	7,100,000

Sub RB (Ascension Health) Series 2005A3 (LIQ: Citibank, NA)	a	0.07%		01/07/14	4,700,000	4,700,000

Michigan State Strategic Fund
Limited Obligation RB (Metaltec Steel Abrasive) Series 2006 (LOC: Comerica Bank)		0.14%		01/07/14	1,135,000	1,135,000

Limited Obligation RB (Mibelloon Dairy) Series 2006 (LOC: Wells Fargo Bank, NA)		0.10%		01/07/14	3,000,000	3,000,000

36 See financial notes

 Schwab Municipal Money Fund

Portfolio Holdings continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Limited Obligation RB (YMCA of Greater Grand Rapids) Series 2004 (LOC: Comerica Bank)		0.07%		01/07/14	12,080,000	12,080,000

Limited Obligation RB (YMCA of Greater Grand Rapids) Series 2005 (LOC: Comerica Bank)		0.07%		01/07/14	4,040,000	4,040,000

						384,415,000

Minnesota 0.8%
East Grand Forks
Solid Waste Disposal Refunding RB (American Crystal Sugar) Series 2009 (LOC: CoBank, ACB)		0.07%		01/07/14	19,350,000	19,350,000

Hennepin Cnty Housing & Redevelopment Auth
M/F Housing RB (City Apts at Loring Park) Series 2001 (LOC: Fannie Mae)		0.09%		01/07/14	9,250,000	9,250,000

M/F Housing Refunding RB (Stone Arch Apts) Series 2002 (LOC: Fannie Mae)		0.07%		01/07/14	2,800,000	2,800,000

Mendota Heights
Refunding IDRB (Dakota Business Plaza) Series 2000 (LOC: Wells Fargo Bank, NA)		0.26%		01/07/14	2,300,000	2,300,000

Minnesota HFA
Rental Housing Bonds Series 2006B, 2006C1&2007A1 (LIQ: Wells Fargo & Co)	a	0.11%		01/07/14	10,090,000	10,090,000

Residential Housing Finance Bonds Series 2003B (LIQ: Royal Bank of Canada)		0.06%		01/07/14	9,925,000	9,925,000

Residential Housing Finance Bonds Series 2005I (LIQ: Royal Bank of Canada)		0.06%		01/07/14	26,015,000	26,015,000

Residential Housing Finance Bonds Series 2006G (LIQ: Citibank, NA)	a	0.12%		01/07/14	3,735,000	3,735,000

Residential Housing Finance Bonds Series 2009F (LIQ: Federal Home Loan Bank)		0.06%		01/07/14	9,630,000	9,630,000

Rochester
Health Care Facilities RB (Mayo Foundation) Series 2002B (LIQ: Bank of America, NA)		0.04%		01/07/14	13,000,000	13,000,000

St. Louis Park
M/F Housing Refunding RB (Urban Park Apts) Series 2010A (LOC: Wells Fargo Bank, NA)		0.11%		01/07/14	2,845,000	2,845,000

						108,940,000

Mississippi 0.4%
Jackson Cnty
Port Facility Refunding RB (Chevron) Series 1993		0.02%		01/02/14	3,400,000	3,400,000

Mississippi
GO Bonds Series 2007B (LIQ: State Street Bank & Trust Company, NA)	a	0.06%		01/07/14	13,370,000	13,370,000

Mississippi Business Finance Corp
IDRB (Central Mississippi Baking Co) Series 2005 (LOC: Bank of America, NA)		0.22%		01/07/14	3,430,000	3,430,000

IDRB (Chevron) Series 2011A		0.02%		01/02/14	3,305,000	3,305,000

IDRB (Chevron) Series 2011D		0.02%		01/02/14	2,165,000	2,165,000

RB (Chevron) Series 2007B		0.02%		01/02/14	2,250,000	2,250,000

Mississippi Development Bank
Special Obligation Bonds (Highway Construction) Series 2012 (LIQ: Credit Suisse AG)	a	0.06%		01/07/14	3,200,000	3,200,000

Mississippi Home Corp
M/F Housing RB (Edgewood Manor Apts) Series 2008-2 (LOC: Freddie Mac)		0.14%		01/07/14	5,000,000	5,000,000

See financial notes 37

 Schwab Municipal Money Fund

Portfolio Holdings continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
M/F Housing RB (William Bell Apts) Series 2008-1 (LOC: Fannie Mae)		0.13%		01/07/14	5,360,000	5,360,000

Mississippi Hospital Equipment & Facilities Auth
RB (Baptist Memorial Health Care) Series 2004B1 (LIQ: Bank of America, NA)	a	0.08%		01/07/14	17,065,000	17,065,000

						58,545,000

Missouri 1.4%
Blue Springs IDA
M/F Housing RB (Autumn Place Apts) Series 2004 (LOC: Fannie Mae)		0.08%		01/07/14	8,000,000	8,000,000

Kansas City IDA
M/F Housing RB (Clay Terrace Apts) Series 2006 (LOC: Bank of America, NA)		0.27%		01/07/14	10,225,000	10,225,000

M/F Housing RB (Timberlane Village Apts) Series 1986 (LOC: Wells Fargo Bank, NA)		0.09%		01/07/14	18,400,000	18,400,000

Missouri Health & Educational Facilities Auth
Health Facilities RB (BJC Health System) Series 2013B (GTY/LIQ: Royal Bank of Canada)	a	0.06%		01/07/14	16,000,000	16,000,000

Health Facilities RB (BJC Health System) Series 2013C	b	0.13%		07/29/14	15,000,000	15,000,000

Health Facilities RB (Lutheran Sr Services) Series 2000 (LOC: Bank of America, NA)		0.08%		01/07/14	23,000,000	23,000,000

Health Facilities RB (SSM Health Care) Series 2005D4 (LIQ: JPMorgan Chase Bank, NA)		0.08%		01/07/14	10,000,000	10,000,000

St. Charles Cnty IDA
M/F Housing Refunding RB (Time Centre Apts Phase I) Series 2004A (LOC: Wells Fargo Bank, NA)		0.09%		01/07/14	15,600,000	15,600,000

M/F Housing Refunding RB (Time Centre Apts Phase II) Series 2004B (LOC: Wells Fargo Bank, NA)		0.07%		01/07/14	4,500,000	4,500,000

St. Charles Cnty Public Water Supply District No. 2
COP Series 2005 (LOC: Bank of America, NA)		0.07%		01/07/14	7,295,000	7,295,000

St. Louis IDA
IDRB (Kessler Container) Series 1997A (LOC: Bank of America, NA)		0.52%		01/07/14	900,000	900,000

M/F Housing RB (Black Forest Apts) Series 1997 (LOC: Fannie Mae)		0.08%		01/07/14	4,000,000	4,000,000

M/F Housing RB (General Grant Colonial Village Apts) Series 2003 (LOC: US Bank, NA)		0.09%		01/07/14	17,290,000	17,290,000

M/F Housing RB (Southwest Crossing) Series 2001 (LOC: Freddie Mac)		0.08%		01/07/14	9,500,000	9,500,000

M/F Housing RB (Whispering Lakes Apts) Series 1995 (LOC: Fannie Mae)		0.08%		01/07/14	7,435,000	7,435,000

M/F Housing Refunding RB (Merchandise Mart Apts) Series 2005A (LOC: Freddie Mac)		0.08%		01/07/14	20,475,000	20,475,000

Washington IDA
IDRB (Missourian Publishing) Series 2006A (LOC: US Bank, NA)		0.09%		01/07/14	6,235,000	6,235,000

IDRB (Pauwels Transformers) Series 1995 (LOC: HSBC Bank USA)		0.38%		01/07/14	600,000	600,000

						194,455,000

Nebraska 0.5%
Douglas Cnty Hospital Auth No.3
Health Facilities Refunding RB (Nebraska Methodist Health) Series 2008 (GTY: Berkshire Hathaway Assurance Corp /LIQ: Citibank, NA)	a	0.16%		01/07/14	5,265,000	5,265,000

38 See financial notes

 Schwab Municipal Money Fund

Portfolio Holdings continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Nebraska Investment Finance Auth
M/F Housing Refunding RB (Pheasant Ridge Apts) Series 2008 (LOC: Freddie Mac)		0.07%		01/07/14	8,950,000	8,950,000

Omaha Public Power District
Electric System RB Series 2005A (GTY: Berkshire Hathaway Assurance Corp /LIQ: Citibank, NA)	a	0.07%		01/07/14	22,135,000	22,135,000

Univ of Nebraska
RB Series 2007 (LIQ: Deutsche Bank AG)	a	0.08%		01/07/14	7,555,000	7,555,000

Washington Cnty
IDRB (Cargill) Series 2010		0.08%		01/07/14	7,000,000	7,000,000

IDRB (Cargill) Series 2010B		0.08%		01/07/14	10,000,000	10,000,000

						60,905,000

Nevada 1.3%
Clark Cnty
Airport System Sub Lien RB Series 2008A2 (LOC: State Street Bank & Trust Company, NA)		0.04%		01/07/14	6,000,000	6,000,000

Airport System Sub Lien RB Series 2011B2 (LOC: Royal Bank of Canada)		0.05%		01/07/14	29,000,000	29,000,000

Economic Development Refunding RB (Bishop Gorman High School) Series 2011 (LOC: Bank of America, NA)		0.10%		01/07/14	10,000,000	10,000,000

Limited Tax GO Bond Bank Bonds Series 2006 (GTY/LIQ: Wells Fargo & Co)	a	0.08%		01/07/14	17,420,000	17,420,000

Clark Cnty SD
Limited Tax GO Bonds Series 2006B (GTY/LIQ: State Street Bank & Trust Company, NA)	a	0.06%		01/07/14	14,630,000	14,630,000

Las Vegas
Limited Tax GO Bonds Series 2006B (GTY/LIQ: US Bank, NA)	a	0.06%		01/07/14	24,475,000	24,475,000

Nevada Housing Division
M/F Housing RB (Apache Pines Apts) Series 1999A (LOC: Fannie Mae)		0.05%		01/07/14	4,800,000	4,800,000

M/F Housing RB (Banbridge Apts) Series 2000A (LOC: US Bank, NA)		0.08%		01/07/14	3,855,000	3,855,000

M/F Housing RB (Sierra Pointe Apts) Series 2005 (LOC: Fannie Mae)		0.05%		01/07/14	5,765,000	5,765,000

M/F Housing RB (St. Rose Seniors Apts) Series 2002A (LOC: Fannie Mae)		0.05%		01/07/14	14,770,000	14,770,000

Reno
Health Facility RB (Catholic Healthcare West) Series 2007A (GTY: Berkshire Hathaway Assurance Corp /LIQ: Credit Suisse AG)	a	0.06%		01/07/14	42,750,000	42,750,000

						173,465,000

New Hampshire 0.4%
New Hampshire Health & Education Facilities Auth
RB (Rivier College) Series 2008 (LOC: JPMorgan Chase Bank, NA)		0.09%		01/07/14	11,080,000	11,080,000

RB (St. Anselm College) Series 2008 (LOC: Federal Home Loan Bank)		0.04%		01/07/14	39,200,000	39,200,000

						50,280,000

New Jersey 1.3%
New Jersey Economic Development Auth
IDRB (Advanced Drainage Systems) Series 2007 (LOC: PNC Bank NA)		0.12%		01/07/14	4,545,000	4,545,000

See financial notes 39

 Schwab Municipal Money Fund

Portfolio Holdings continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
RB (Hamilton Industrial Development) Series 1998 (LOC: Wells Fargo Bank, NA)		0.21%		01/07/14	2,400,000	2,400,000

RB (Marina Energy) Series 2006A (LOC: JPMorgan Chase Bank, NA)		0.08%		01/07/14	5,465,000	5,465,000

RB (Research & Manufacturing Corp of America) Series 2006 (LOC: Wells Fargo Bank, NA)		0.21%		01/07/14	2,980,000	2,980,000

Transportation System Bonds Series 2005B&2006A & School Facilities Construction Refunding Bonds Series 2005K (GTY/LIQ: State Street Bank & Trust Company, NA)	a	0.06%		01/07/14	10,000,000	10,000,000

New Jersey Health Care Facilities Financing Auth
RB (Robert Wood Johnson Univ Hospital) Series 2004 (LOC: Wells Fargo Bank, NA)		0.04%		01/07/14	3,475,000	3,475,000

RB (Virtua Health) Series 2009B (LOC: JPMorgan Chase Bank, NA)		0.02%		01/02/14	11,445,000	11,445,000

New Jersey Housing & Mortgage Finance Agency
M/F Housing RB 2013 Series 5 (LOC: Citibank, NA)		0.07%		01/07/14	36,060,000	36,060,000

S/F Housing RB Series 2005O (LIQ: Barclays Bank Plc)		0.06%		01/07/14	25,900,000	25,900,000

S/F Housing RB Series 2005Q (LIQ: Barclays Bank Plc)		0.05%		01/07/14	4,270,000	4,270,000

S/F Housing RB Series 2005R (LIQ: TD Bank NA)		0.05%		01/07/14	2,365,000	2,365,000

S/F Housing RB Series 2008Z (LIQ: Royal Bank of Canada)		0.05%		01/07/14	37,580,000	37,580,000

New Jersey Transportation Trust Fund Auth
Transportation System Bonds Series 2009A (GTY/LIQ: Wells Fargo & Co)	a	0.08%		01/07/14	6,940,000	6,940,000

Rutgers State Univ
GO Bonds Series 2013L (LIQ: Bank of America, NA)	a	0.07%		01/07/14	7,100,000	7,100,000

GO Refunding Bonds Series 2013J&L (LIQ: Deutsche Bank AG)	a	0.07%		01/07/14	11,780,000	11,780,000

						172,305,000

New Mexico 0.1%
Bernalillo Cnty
M/F Housing Refunding RB (Desert Willow Apts) Series 2008 (LOC: US Bank, NA)		0.16%		01/07/14	7,500,000	7,500,000

New York 5.8%
Bethlehem IDA
RB (467 Delaware Ave) Series 2003A (LOC: Federal Home Loan Bank)		0.07%		01/07/14	6,290,000	6,290,000

Nassau Cnty Interim Finance Auth
Sales Tax Secured Bonds Series 2008B (LIQ: Sumitomo Mitsui Banking Corp)		0.04%		01/07/14	34,490,000	34,490,000

New Rochelle IDA
IDRB (West End Phase I) Series 2006 (LOC: Citibank, NA)		0.26%		01/07/14	4,080,000	4,080,000

New York City
GO Bonds Fiscal 1993 Series E2 (LOC: JPMorgan Chase Bank, NA)		0.02%		01/02/14	1,600,000	1,600,000

GO Bonds Fiscal 1994 Series A6 (LOC: Landesbank Hessen-Thuringen Girozentrale)		0.06%		01/07/14	300,000	300,000

GO Bonds Fiscal 1994 Series A7 (LOC: JPMorgan Chase Bank, NA)		0.02%		01/02/14	2,500,000	2,500,000

GO Bonds Fiscal 2006 Series F4B (LOC: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.04%		01/07/14	35,000,000	35,000,000

GO Bonds Fiscal 2008 Series L3 (LIQ: Bank of America, NA)		0.03%		01/02/14	26,935,000	26,935,000

GO Bonds Fiscal 2009 Series H1 (LIQ: Citibank, NA)	a	0.06%		01/07/14	5,000,000	5,000,000

GO Bonds Fiscal 2009 Series I1 (GTY/LIQ: Wells Fargo & Co)	a	0.08%		01/07/14	24,385,000	24,385,000

40 See financial notes

 Schwab Municipal Money Fund

Portfolio Holdings continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
GO Bonds Fiscal 2012 Series D1 (LIQ: JP Morgan Chase & Co)	a	0.06%		01/02/14	9,800,000	9,800,000

GO Bonds Fiscal 2012 Series G4 (LOC: PNC Bank NA)		0.03%		01/02/14	30,975,000	30,975,000

GO Bonds Fiscal 2013 Series F3 (LIQ: Bank of America, NA)		0.03%		01/02/14	31,250,000	31,250,000

GO Bonds Fiscal 2014 Series A1 (LIQ: Barclays Bank Plc)	a	0.06%		01/07/14	5,365,000	5,365,000

New York City Capital Resource Corp
RB Series 2008B1 (LOC: Bank of America, NA)		0.15%		01/07/14	23,135,000	23,135,000

New York City Housing Development Corp
M/F Housing RB Series 2009C1 (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		01/07/14	2,620,000	2,620,000

M/F Mortgage RB (50th Ave) Series 2013B (LOC: Wells Fargo Bank, NA)		0.04%		01/07/14	15,000,000	15,000,000

M/F Mortgage RB (Boricua Village Apts) Series 2007A (LOC: Citibank, NA)		0.11%		01/07/14	4,250,000	4,250,000

M/F Mortgage RB (Parkview Apts) Series 2004A (LOC: Citibank, NA)		0.07%		01/07/14	5,935,000	5,935,000

M/F Mortgage RB (White Plains Courtyard Apts) Series 2005A (LOC: Freddie Mac)		0.04%		01/07/14	2,000,000	2,000,000

New York City IDA
Civic Facility RB (Covenant of the Sacred Heart School of New York) Series 2002 (LOC: Federal Home Loan Bank)		0.08%		01/07/14	6,200,000	6,200,000

New York City Municipal Water Finance Auth
Water & Sewer System RB Fiscal 2007 Series CC1 (LIQ: Bank of Nova Scotia)		0.03%		01/02/14	28,600,000	28,600,000

Water & Sewer System RB Fiscal 2007 Series CC2 (LIQ: Bank of Nova Scotia)		0.04%		01/02/14	6,065,000	6,065,000

Water & Sewer System RB Fiscal 2008 Series A (LIQ: Branch Banking & Trust Co)	a	0.06%		01/07/14	9,940,000	9,940,000

Water & Sewer System RB Fiscal 2009 Series AA (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		01/07/14	7,295,000	7,295,000

Water & Sewer System RB Fiscal 2011 Series EE (LIQ: Deutsche Bank AG)	a	0.07%		01/07/14	6,875,000	6,875,000

Water & Sewer System RB Fiscal 2012 Series A1 (LIQ: Mizuho Bank Ltd)		0.03%		01/02/14	15,100,000	15,100,000

New York City Transitional Finance Auth
Building Aid RB Fiscal 2012 Subseries S1A (LIQ: Citibank, NA)	a	0.07%		01/07/14	5,625,000	5,625,000

Building Aid RB Fiscal 2013 Series S1 (LIQ: Citibank, NA)	a	0.07%		01/07/14	6,250,000	6,250,000

Future Tax Secured Sub Bonds Fiscal 2012 Series E1 (LIQ: Citibank, NA)	a	0.07%		01/07/14	5,000,000	5,000,000

New York City Trust for Cultural Resources
Refunding RB (American Museum of Natural History) Series 2008B2 (LIQ: Wells Fargo Bank, NA)		0.04%		01/07/14	6,375,000	6,375,000

New York State Dormitory Auth
State Personal Income Tax RB Series 2006D (LIQ: Citibank, NA)	a	0.06%		01/07/14	10,500,000	10,500,000

New York State HFA
Housing RB (1501 Lexington Ave) Series 2000A (LOC: Fannie Mae)		0.05%		01/07/14	8,300,000	8,300,000

Housing RB (160 Madison Ave) Series 2013A (LOC: PNC Bank NA)		0.03%		01/02/14	43,720,000	43,720,000

Housing RB (345 E 94th St) Series 1998A (LOC: Freddie Mac)		0.05%		01/07/14	7,000,000	7,000,000

Housing RB (600 W 42nd St) Series 2008A (LOC: Fannie Mae)		0.08%		01/07/14	2,000,000	2,000,000

Housing RB (855 Sixth Ave) Series 2013A (LOC: Wells Fargo Bank, NA)		0.04%		01/07/14	42,500,000	42,500,000

Housing RB (Ocean Park Apts) Series 2005A (LOC: Fannie Mae)		0.05%		01/07/14	13,330,000	13,330,000

See financial notes 41

 Schwab Municipal Money Fund

Portfolio Holdings continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Housing RB (Related-42nd & 10th) Series 2007A (LOC: Freddie Mac)		0.05%		01/07/14	78,900,000	78,900,000

Housing RB (Related-42nd & 10th) Series 2008A (LOC: Freddie Mac)		0.04%		01/07/14	28,700,000	28,700,000

Housing RB (Related-42nd & 10th) Series 2010A (LOC: Freddie Mac)		0.04%		01/07/14	4,400,000	4,400,000

Housing RB (Tribeca Landing) Series 1997A (LOC: Fannie Mae)		0.04%		01/07/14	2,000,000	2,000,000

New York State Mortgage Agency
Homeowner Mortgage RB Series 132 (LIQ: JPMorgan Chase Bank, NA)		0.04%		01/02/14	12,250,000	12,250,000

Homeowner Mortgage RB Series 142 (LIQ: Barclays Bank Plc)		0.04%		01/02/14	20,165,000	20,165,000

Homeowner Mortgage RB Series 29 (LIQ: JPMorgan Chase Bank, NA)	a	0.11%		01/07/14	1,865,000	1,865,000

New York State Urban Development Corp
State Personal Income Tax RB Series 2004A3A (LIQ: JPMorgan Chase Bank, NA)		0.05%		01/07/14	5,100,000	5,100,000

State Personal Income Tax RB Series 2004A3D (LIQ: JPMorgan Chase Bank, NA)		0.05%		01/07/14	10,200,000	10,200,000

State Personal Income Tax RB Series 2013E (LIQ: JP Morgan Chase & Co)	a	0.06%		01/02/14	14,465,000	14,465,000

Port Auth of New York & New Jersey
Consolidated Bonds 136th Series (LIQ: JPMorgan Chase Bank, NA)	a	0.11%		01/07/14	7,320,000	7,320,000

Consolidated Bonds 143rd Series (LIQ: JPMorgan Chase Bank, NA)	a	0.11%		01/07/14	7,870,000	7,870,000

Consolidated Bonds 147th Series (LIQ: Citibank, NA)	a	0.11%		01/07/14	36,820,000	36,820,000

Consolidated Bonds 151st Series (LIQ: Deutsche Bank AG)	a	0.11%		01/07/14	16,000,000	16,000,000

Consolidated Bonds 152nd Series (LIQ: Deutsche Bank AG)	a	0.11%		01/07/14	6,990,000	6,990,000

Consolidated Bonds 152nd Series (LIQ: JPMorgan Chase Bank, NA)	a	0.11%		01/07/14	13,055,000	13,055,000

Consolidated Bonds 169th Series (LIQ: JPMorgan Chase Bank, NA)	a	0.11%		01/07/14	6,440,000	6,440,000

Consolidated Bonds 169th Series (LIQ: Morgan Stanley Bank NA)	a	0.08%		01/07/14	2,635,000	2,635,000

Consolidated Bonds 172nd Series (LIQ: JPMorgan Chase Bank, NA)	a	0.11%		01/07/14	3,080,000	3,080,000

Consolidated Bonds 177th Series (LIQ: Citibank, NA)	a	0.11%		01/07/14	6,765,000	6,765,000

Consolidated Bonds 177th Series (LIQ: Credit Suisse AG)	a	0.06%		01/07/14	1,665,000	1,665,000

						788,270,000

North Carolina 0.7%
Charlotte
Refunding COP Series 2013G (LIQ: Wells Fargo Bank, NA)		0.05%		01/07/14	12,700,000	12,700,000

Guilford Cnty
GO Bonds Series 2005B (LIQ: Wells Fargo Bank, NA)		0.05%		01/07/14	20,000,000	20,000,000

Mecklenburg Cnty
GO Refunding Bonds Series 2009D	b	0.16%		07/29/14	18,630,000	18,630,000

North Carolina Capital Facilities Finance Agency
Recreational Facilities RB (YMCA of Greater Charlotte) Series 2007A (LOC: Branch Banking & Trust Co)		0.07%		01/07/14	4,635,000	4,635,000

North Carolina Medical Care Commission
Hospital Refunding RB (Cone Health) Series 2011B	b	0.18%		07/29/14	7,000,000	7,000,000

Piedmont Triad Airport Auth
Airport RB Series 2008B (LOC: Branch Banking & Trust Co)		0.07%		01/07/14	3,395,000	3,395,000

42 See financial notes

 Schwab Municipal Money Fund

Portfolio Holdings continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Raleigh
Downtown Improvement COP Series 2005B1 (LIQ: Wells Fargo Bank, NA)		0.05%		01/07/14	24,380,000	24,380,000

Rowan Cnty Industrial Facilities & Pollution Control Financing Auth
IDRB (Taylor Clay Products) Series 2007A (LOC: Wells Fargo Bank, NA)		0.21%		01/07/14	5,870,000	5,870,000

						96,610,000

North Dakota 0.5%
North Dakota HFA
Home Mortgage Finance Program Series 2004C (LIQ: Federal Home Loan Bank)		0.05%		01/07/14	11,155,000	11,155,000

Home Mortgage Finance Program Series 2005A (LIQ: Federal Home Loan Bank)		0.07%		01/07/14	9,025,000	9,025,000

Home Mortgage Finance Program Series 2005C (LIQ: Federal Home Loan Bank)		0.07%		01/07/14	12,000,000	12,000,000

Home Mortgage Finance Program Series 2009B (LIQ: Federal Home Loan Bank)		0.05%		01/07/14	38,145,000	38,145,000

						70,325,000

Ohio 0.3%
Allen Cnty
Hospital Facilities RB (Catholic Healthcare Partners) Series 2010A (LIQ: Deutsche Bank AG)	a	0.08%		01/07/14	7,460,000	7,460,000

Franklin Cnty
RB (OhioHealth) Series 2011C		0.09%	01/07/14	06/04/14	12,000,000	12,000,000

RB (Trinity Health) Series 2013-OH	b	0.11%		07/29/14	15,480,000	15,480,000

Marion Cnty
M/F Housing RB (Avalon Lakes) Series 2006 (LOC: Federal Home Loan Bank)		0.09%		01/07/14	5,260,000	5,260,000

Northeast Ohio Regional Sewer District
Wastewater RB Series 2013 (LIQ: State Street Bank & Trust Company, NA)	a	0.07%		01/07/14	5,000,000	5,000,000

Ohio
Hospital Refunding RB (Cleveland Clinic) Series 2009A (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		01/07/14	2,000,000	2,000,000

						47,200,000

Oregon 1.0%
Multnomah Cnty Hospital Facilities Auth
RB (Providence Health) Series 2004 (LIQ: Bank of America, NA)	a	0.11%		01/07/14	5,895,000	5,895,000

Oregon
GO Bonds Series 86 (LIQ: US Bank, NA)		0.03%		01/02/14	9,660,000	9,660,000

Oregon Health, Housing, Educational & Cultural Facilities Auth
RB (Assumption Village Assisted Living) Series 2001A (LOC: Union Bank, NA)		0.06%		01/07/14	2,840,000	2,840,000

Oregon Housing & Community Services Dept
S/F Mortgage RB Series 2004L (LIQ: State Street Bank & Trust Company, NA)		0.05%		01/07/14	15,000,000	15,000,000

S/F Mortgage RB Series 2005F (LIQ: State Street Bank & Trust Company, NA)		0.05%		01/07/14	14,885,000	14,885,000

S/F Mortgage RB Series 2007E (LIQ: JPMorgan Chase Bank, NA)		0.07%		01/07/14	30,000,000	30,000,000

S/F Mortgage RB Series 2007H (LIQ: JPMorgan Chase Bank, NA)		0.07%		01/07/14	30,000,000	30,000,000

See financial notes 43

 Schwab Municipal Money Fund

Portfolio Holdings continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
S/F Mortgage RB Series 2008C (LIQ: JPMorgan Chase Bank, NA)		0.07%		01/07/14	15,000,000	15,000,000

Oregon State Facilities Auth
RB (Providence Health & Services) Series 2013C		0.11%	01/07/14	10/01/14	12,000,000	12,000,000

Portland CCD
GO Bonds Series 2013 (LIQ: Credit Suisse AG)	a	0.11%		01/07/14	3,835,000	3,835,000

						139,115,000

Pennsylvania 2.2%
Allegheny Cnty Hospital Development Auth
RB (Univ of Pittsburgh Medical Center) Series 2010B1&B2 (GTY/LIQ: Royal Bank of Canada)	a	0.06%		01/07/14	10,990,000	10,990,000

RB (Univ of Pittsburgh Medical Center) Series 2010D&F (LIQ: JPMorgan Chase Bank, NA)	a	0.11%	01/07/14	03/20/14	29,250,000	29,250,000

Butler Cnty IDA
RB (Butler Cnty Family YMCA) Series 2005 (LOC: PNC Bank NA)		0.08%		01/07/14	5,060,000	5,060,000

Commonwealth Financing Auth
RB Series 2006A (LIQ: JPMorgan Chase Bank, NA)	a	0.08%		01/07/14	9,850,000	9,850,000

RB Series 2013B (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		01/07/14	4,100,000	4,100,000

Delaware Cnty IDA
Water Facilities RB (Aqua Pennsylvania) Series 2005A (GTY: Berkshire Hathaway Assurance Corp /LIQ: Citibank, NA)	a	0.11%		01/07/14	9,635,000	9,635,000

Luzerne Cnty IDA
Water Facility Refunding RB (Pennsylvania-American Water) Series 2009 (GTY/LIQ: Wells Fargo & Co)	a	0.08%		01/07/14	6,995,000	6,995,000

Montgomery Cnty Redevelopment Auth
M/F Housing RB (Kingswood Apts) Series 2001A (LOC: Fannie Mae)		0.06%		01/07/14	1,530,000	1,530,000

North Hampton Cnty
RB (Binney & Smith) Series 1997B (LOC: JPMorgan Chase Bank, NA)		0.36%		01/07/14	475,000	475,000

Pennsylvania
GO Bonds Second Series 2007A (LIQ: Branch Banking & Trust Co)	a	0.07%		01/07/14	5,000,000	5,000,000

GO Bonds Second Series 2013 (LIQ: JP Morgan Chase & Co)	a	0.06%		01/02/14	3,075,000	3,075,000

Pennsylvania HFA
S/F Mortgage RB Series 2002-75A (LIQ: Barclays Bank Plc)		0.06%		01/07/14	13,965,000	13,965,000

S/F Mortgage RB Series 2003-77B (LIQ: Barclays Bank Plc)		0.06%		01/07/14	22,080,000	22,080,000

S/F Mortgage RB Series 2003-79B (LIQ: Barclays Bank Plc)		0.06%		01/07/14	25,000,000	25,000,000

S/F Mortgage RB Series 2004-81C (LIQ: Royal Bank of Canada)		0.05%		01/07/14	6,215,000	6,215,000

S/F Mortgage RB Series 2005-88B (LIQ: PNC Bank NA)		0.06%		01/07/14	14,330,000	14,330,000

S/F Mortgage RB Series 2005-88C (LIQ: PNC Bank NA)		0.06%		01/07/14	8,925,000	8,925,000

S/F Mortgage RB Series 2005-91B (LIQ: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.07%		01/07/14	26,100,000	26,100,000

S/F Mortgage RB Series 2006-93,94&95A, 2007-97&98A (LIQ: Morgan Stanley Bank NA)	a	0.14%		01/07/14	1,974,497	1,974,497

S/F Mortgage RB Series 2006-94B (LIQ: PNC Bank NA)		0.06%		01/07/14	21,215,000	21,215,000

S/F Mortgage RB Series 2006-99A, 2007-99A&100A (LIQ: Citibank, NA)	a	0.12%		01/07/14	8,855,000	8,855,000

S/F Mortgage RB Series 2007-100C (LIQ: JPMorgan Chase Bank, NA)		0.08%		01/02/14	20,000,000	20,000,000

S/F Mortgage RB Series 2013-115A (LIQ: JPMorgan Chase Bank, NA)	a	0.12%		01/07/14	500,000	500,000

44 See financial notes

 Schwab Municipal Money Fund

Portfolio Holdings continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Pennsylvania Higher Educational Facilities Auth
RB (Drexel Univ) Series 2005C (GTY/LIQ: Wells Fargo Bank, NA)	a	0.08%		01/07/14	3,780,000	3,780,000

Pennsylvania State Turnpike Commission
Turnpike RB Series 2011C1 (GTY/LIQ: Royal Bank of Canada)	a	0.06%		01/07/14	7,925,000	7,925,000

Philadelphia
Airport Refunding RB Series 2005C2 (LOC: Royal Bank of Canada)		0.05%		01/07/14	16,455,000	16,455,000

Philadelphia IDA
Healthcare RB (Greater Philadelphia Health Action) Series 2008 (LOC: Bank of America, NA)		0.11%		01/07/14	2,150,000	2,150,000

Philadelphia Municipal Auth
Lease RB Series 2009 (GTY/LIQ: Wells Fargo & Co)	a	0.08%		01/07/14	4,520,000	4,520,000

Univ of Pittsburgh
Univ Capital Project & Refunding Bonds Series 2009C (LIQ: Wells Fargo & Co)	a	0.08%		01/07/14	7,895,000	7,895,000

						297,844,497

Rhode Island 0.2%
Rhode Island Housing & Mortgage Finance Corp
Homeownership Opportunity Bonds Series 54 (LIQ: Bank of America, NA)	a	0.17%		01/07/14	4,920,000	4,920,000

Homeownership Opportunity Bonds Series 56A (LIQ: Citibank, NA)	a	0.12%		01/07/14	7,945,000	7,945,000

Homeownership Opportunity Bonds Series 56A (LIQ: Morgan Stanley Bank NA)	a	0.14%		01/07/14	7,350,000	7,350,000

						20,215,000

South Carolina 0.7%
Charleston Educational Excellence Financing Corporation
Installment Purchase Refunding RB Series 2013B (LIQ: Credit Suisse AG)	a	0.06%		01/07/14	2,350,000	2,350,000

South Carolina Housing Finance & Development Auth
M/F Rental Housing Refunding RB (Bayside Apts) Series 2004 (LOC: Wells Fargo Bank, NA)		0.11%		01/07/14	16,525,000	16,525,000

M/F Rental Housing Refunding RB (Fairway Apts) Series 2001A (LOC: Fannie Mae)		0.06%		01/07/14	7,735,000	7,735,000

South Carolina Jobs Economic Development Auth
IRB (South Carolina Electric & Gas) Series 2008 (LOC: Branch Banking & Trust Co)		0.11%		01/07/14	6,935,000	6,935,000

IRB (South Carolina Generating) Series 2008 (LOC: Branch Banking & Trust Co)		0.11%		01/07/14	4,600,000	4,600,000

RB (Holcim) Series 2003 (LOC: Comerica Bank)		0.11%		01/07/14	25,000,000	25,000,000

South Carolina Public Service Auth
Refunding Revenue Obligations Series 2011B (LIQ: JP Morgan Chase & Co)	a	0.06%		01/02/14	9,380,000	9,380,000

South Carolina Transportation Infrastructure Bank
RB Series 2007A (GTY/LIQ: US Bank, NA)	a	0.06%		01/07/14	25,045,000	25,045,000

						97,570,000

South Dakota 0.5%
South Dakota Housing Development Auth
Homeownership Mortgage Bonds Series 2004G (LIQ: Landesbank Hessen-Thuringen Girozentrale)		0.09%		01/07/14	10,250,000	10,250,000

Homeownership Mortgage Bonds Series 2005C (LIQ: Bank of New York Mellon)		0.08%		01/07/14	41,000,000	41,000,000

See financial notes 45

 Schwab Municipal Money Fund

Portfolio Holdings continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Homeownership Mortgage Bonds Series 2008C (LIQ: Federal Home Loan Bank)		0.06%		01/07/14	5,000,000	5,000,000

M/F Housing RB (Harmony Heights) Series 2001 (LOC: Fannie Mae)		0.09%		01/07/14	6,500,000	6,500,000

						62,750,000

Tennessee 0.8%
Blount Cnty Public Building Auth
Local Government Public Improvement Bonds Series E5B (LOC: Branch Banking & Trust Co)		0.07%		01/07/14	6,205,000	6,205,000

Chattanooga IDB
Lease Rental Refunding RB Series 2007 (LIQ: Royal Bank of Canada)	a	0.08%		01/07/14	7,000,000	7,000,000

Clarksville Public Building Auth
Pooled Financing RB (Tennessee Municipal Bond Fund) Series 1997 (LOC: Bank of America, NA)		0.08%		01/07/14	3,600,000	3,600,000

Pooled Financing RB (Tennessee Municipal Bond Fund) Series 1999 (LOC: Bank of America, NA)		0.08%		01/07/14	5,630,000	5,630,000

Grundy Cnty IDB
Limited Obligation RB (Toyo Seat USA) Series 2001 (LOC: Comerica Bank)		0.16%		01/07/14	1,000,000	1,000,000

Jackson Health, Educational & Housing Facility Board
M/F Housing RB (Patrician Terrace Apts) Series 2005 (LOC: Fannie Mae)		0.06%		01/07/14	2,100,000	2,100,000

Memphis & Shelby Cnty Sports Auth
Refunding RB (Memphis Arena) Series 2007C&D (GTY/LIQ: State Street Bank & Trust Company, NA)	a	0.06%		01/07/14	12,795,000	12,795,000

Metro Government of Nashville & Davidson Cnty Health & Educational Facilities Board
M/F Housing RB (Burning Tree Apts) Series 2005 (LOC: Fannie Mae)		0.08%		01/07/14	7,635,000	7,635,000

M/F Housing RB (Jackson Grove Apts) Series 2006A (LOC: BMO Harris Bank NA)		0.09%		01/07/14	10,000,000	10,000,000

M/F Housing RB (Weatherly Ridge Apts) Series 2006A (LOC: US Bank, NA)		0.07%		01/07/14	5,000,000	5,000,000

M/F Housing Refunding RB (Brentwood Oaks Apts) Series 1991 (LOC: Fannie Mae)		0.07%		01/07/14	11,320,000	11,320,000

Montgomery Cnty Public Building Auth
Pooled Financing RB (Tennessee Cnty Loan Pool) Series 1995 (LOC: Bank of America, NA)	a	0.08%		01/07/14	1,035,000	1,035,000

Pooled Financing RB (Tennessee Cnty Loan Pool) Series 1997 (LOC: Bank of America, NA)		0.08%		01/07/14	20,700,000	20,700,000

Sevier Cnty Public Building Auth
Public Improvement Bonds Series VA1 (LOC: Branch Banking & Trust Co)		0.14%		01/07/14	11,140,000	11,140,000

Shelby Cnty Health, Educational & Housing Facilities Board
RB (Methodist Healthcare) Series 2004B (GTY: Berkshire Hathaway Assurance Corp /LIQ: JPMorgan Chase Bank, NA)	a	0.09%		01/07/14	7,495,000	7,495,000

						112,655,000

Texas 9.1%
Alamo CCD
Limited Tax Refunding Bonds Series 2012 (LIQ: Credit Suisse AG)	a	0.07%		01/07/14	6,670,000	6,670,000

Austin
Water & Wastewater System Refunding RB Series 2006A (LIQ: Wells Fargo & Co)	a	0.07%		01/07/14	17,168,000	17,168,000

46 See financial notes

 Schwab Municipal Money Fund

Portfolio Holdings continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Calhoun Cnty Navigation District
Solid Waste Disposal RB (Formosa Plastics Corp) Series 2000 (LOC: JPMorgan Chase Bank, NA)		0.08%		01/07/14	12,500,000	12,500,000

Calhoun Cnty Navigation IDA
Port RB (Formosa Plastics) Series 2011C (LOC: Sumitomo Mitsui Banking Corp)		0.07%		01/07/14	17,500,000	17,500,000

Calhoun Port Auth
Environmental Facilities RB (Formosa Plastics) Series 2011B (LOC: Sumitomo Mitsui Banking Corp)		0.07%		01/07/14	33,800,000	33,800,000

Capital IDC
Solid Waste Disposal RB (Texas Disposal Systems) Series 2001 (LOC: Union Bank, NA)		0.12%		01/07/14	7,930,000	7,930,000

Clear Creek ISD
Unlimited Tax Refunding Bonds Series 2008A (GTY: TX Permanent School Fund /LIQ: Bank of America, NA)	a	0.11%		01/07/14	5,000,000	5,000,000

Collin Cnty HFA
M/F Housing RB (Huntington Apts) Series 1996 (LOC: Northern Trust Co)		0.08%		01/07/14	12,305,000	12,305,000

Cypress-Fairbanks ISD
Unlimited Tax GO Bonds Series 2005A (GTY: TX Permanent School Fund /LIQ: Wells Fargo & Co)	a	0.08%		01/07/14	14,645,000	14,645,000

Dallam Cnty IDC
Economic Development RB (Hillmar Cheese) Series 2010 (LOC: CoBank, ACB)		0.06%		01/07/14	20,000,000	20,000,000

Economic Development Refunding RB (Hilmar Cheese) Series 2009 (LOC: CoBank, ACB)		0.06%		01/07/14	24,500,000	24,500,000

Dallas Area Rapid Transit
Sr Lien Sales Tax RB Series 2008 (LIQ: Citibank, NA)	a	0.07%		01/07/14	22,100,000	22,100,000

El Paso Cnty Hospital District
GO Bonds Series 2008A (LIQ: JPMorgan Chase Bank, NA)	a	0.08%		01/07/14	13,395,000	13,395,000

Grand Parkway Transportation Corp
Sub Tier Toll RB Series 2013B (LIQ: Morgan Stanley Bank NA)	a	0.08%		01/07/14	11,000,000	11,000,000

Sub Tier Toll RB Series 2013B (LIQ: State Street Bank & Trust Company, NA)	a	0.07%		01/07/14	35,600,000	35,600,000

Grand Prairie IDA
IDRB (NTA Leasing) Series 1994 (LOC: JPMorgan Chase Bank, NA)		0.06%		01/07/14	115,000	115,000

Greater East Texas Higher Education Auth
Student Loan RB Series 1992B (LOC: State Street Bank & Trust Company, NA)		0.07%		01/07/14	35,200,000	35,200,000

Student Loan RB Series 1993B (LOC: State Street Bank & Trust Company, NA)		0.07%		01/07/14	32,000,000	32,000,000

Student Loan RB Series 1995B (LOC: State Street Bank & Trust Company, NA)		0.07%		01/07/14	36,000,000	36,000,000

Greater Texas Student Loan Corp
Student Loan RB Series 1998A (LOC: State Street Bank & Trust Company, NA)		0.07%		01/07/14	35,000,000	35,000,000

Student Loan RB Series 2000A (LOC: State Street Bank & Trust Company, NA)		0.07%		01/07/14	35,000,000	35,000,000

Gulf Coast Waste Disposal Auth
Environmental Facilities RB (ExxonMobil) Series 2001A		0.02%		01/02/14	25,000,000	25,000,000

Environmental Facilities RB (ExxonMobil) Series 2002		0.01%		01/02/14	4,500,000	4,500,000

Hale Cnty IDC
Economic Development RB (Silverado Texas Developments) Series 2008 (LOC: Rabobank Nederland)		0.10%		01/07/14	5,400,000	5,400,000

See financial notes 47

 Schwab Municipal Money Fund

Portfolio Holdings continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
IDRB (Struikmans Ramona) Series 2003 (LOC: Rabobank Nederland)		0.10%		01/07/14	3,000,000	3,000,000

IDRB (White River Ranch) Series 2004 (LOC: Wells Fargo Bank, NA)		0.10%		01/07/14	4,000,000	4,000,000

Harris Cnty
Unlimited Tax Road & Refunding Bonds Series 2006B (LIQ: Wells Fargo & Co)	a	0.08%		01/07/14	27,330,000	27,330,000

Harris Cnty Cultural Education Facilities Finance Corp
Hospital Refunding RB (Memorial Hermann Healthcare) Series 2008D3 (LOC: Northern Trust Co)		0.04%		01/07/14	23,800,000	23,800,000

Hospital Refunding RB (Memorial Hermann Healthcare) Series 2010B (GTY/LIQ: Royal Bank of Canada)	a	0.06%		01/07/14	11,000,000	11,000,000

Harris Cnty Health Facilities Development Corp
RB (Methodist Hospital) Series 2008A2		0.03%		01/02/14	19,180,000	19,180,000

Harris Cnty Housing Finance Corp
M/F Housing RB (Baypointe Apts) Series 2006 (LOC: Citibank, NA)		0.08%		01/07/14	12,425,000	12,425,000

M/F Housing RB (Dominion Square Apts) Series 2000 (LOC: PNC Bank NA)		0.15%		01/07/14	2,825,000	2,825,000

M/F Housing RB (Village At Cornerstone Apts) Series 2004 (LOC: Fannie Mae)		0.07%		01/07/14	7,615,000	7,615,000

Houston
First Lien Refunding RB Series 2004A&2007B (LIQ: Deutsche Bank AG)	a	0.11%		01/07/14	4,100,000	4,100,000

Jr Lien Refunding RB Series 1998A (GTY/LIQ: Wells Fargo & Co)	a	0.05%		01/07/14	16,645,000	16,645,000

Houston ISD
Limited Tax GO Bonds Series 2008 (GTY: TX Permanent School Fund /LIQ: JPMorgan Chase Bank, NA)	a	0.07%		01/07/14	4,995,000	4,995,000

Houston Port Auth
Unlimited Tax Refunding Bonds Series 2008A (LIQ: JPMorgan Chase Bank, NA)	a	0.11%		01/07/14	12,610,000	12,610,000

Lavaca-Navidad River Auth
Water Contract RB (Formosa Plastics) Series 1990 (LOC: Bank of America, NA)		0.06%		01/07/14	10,000,000	10,000,000

Leander ISD
Unlimited Tax GO Refunding Bonds Series 2008 (GTY: TX Permanent School Fund /LIQ: Citibank, NA)	a	0.07%		01/07/14	4,950,000	4,950,000

Lower Colorado River Auth
Transmission Contract Refunding RB Series 2009 (GTY/LIQ: Wells Fargo & Co)	a	0.10%		01/07/14	6,570,000	6,570,000

Lower Neches Valley Auth
Exempt Facilities Refunding RB (ExxonMobil) Series 2001B		0.02%		01/02/14	45,000,000	45,000,000

Exempt Facilities Refunding RB (ExxonMobil) Series 2001B2		0.02%		01/02/14	8,450,000	8,450,000

Matagorda Cnty Navigation District No. 1
Pollution Control Refunding RB (Central Power & Light) Series 2001A (GTY/LIQ: Wells Fargo & Co)	a	0.08%		01/07/14	7,495,000	7,495,000

North Central Texas Health Facilities Development Corp
Hospital RB (Children’s Medical Center of Dallas) Series 2009 (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		01/07/14	17,490,000	17,490,000

North East ISD
Unlimited Tax Bonds Series 2007A (GTY: TX Permanent School Fund /LIQ: US Bank, NA)	a	0.06%		01/07/14	10,525,000	10,525,000

North Texas Tollway Auth
Refunding RB Series 2008 (GTY: Berkshire Hathaway Assurance Corp /LIQ: Morgan Stanley Bank NA)	a	0.08%		01/07/14	6,000,000	6,000,000

48 See financial notes

 Schwab Municipal Money Fund

Portfolio Holdings continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Special Projects System RB Series 2011 (LIQ: JP Morgan Chase & Co)	a	0.10%		01/07/14	6,145,000	6,145,000

Special Projects System RB Series 2011A (LIQ: Citibank, NA)	a	0.07%		01/07/14	7,715,000	7,715,000

Special Projects System RB Series 2011A (LIQ: Citibank, NA)	a	0.09%		01/07/14	9,940,000	9,940,000

Northwest ISD
Unlimited Tax Refunding Bonds Series 2005 (GTY: TX Permanent School Fund /LIQ: US Bank, NA)	a	0.06%		01/07/14	18,335,000	18,335,000

Port Arthur Navigation District IDC
Exempt Facilities RB (Total Petrochemicals & Refining USA) Series 2012A		0.07%		01/07/14	30,000,000	30,000,000

Exempt Facilities RB (Total Petrochemicals & Refining USA) Series 2012B		0.07%		01/07/14	15,000,000	15,000,000

Round Rock ISD
Unlimited Tax Bonds Series 2007 (GTY: TX Permanent School Fund /LIQ: Wells Fargo & Co)	a	0.08%		01/07/14	11,390,000	11,390,000

San Antonio
Electric & Gas Systems Refunding RB New Series 2007 (LIQ: Branch Banking & Trust Co)	a	0.06%		01/07/14	5,235,000	5,235,000

Electric & Gas Systems Refunding RB New Series 2009A (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		01/07/14	5,000,000	5,000,000

Refunding Lease RB Series 2012 (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		01/07/14	10,705,000	10,705,000

Water System Refunding RB Series 2005 (LIQ: Citibank, NA)	a	0.06%		01/07/14	41,555,000	41,555,000

San Antonio Public Facilities Corp
Lease Refunding RB Series 2012 (LIQ: State Street Bank & Trust Company, NA)	a	0.06%		01/07/14	10,000,000	10,000,000

Southeast Housing Finance Corp
M/F Housing RB (Piedmont Apts) Series 2006 (LOC: Fannie Mae)		0.06%		01/07/14	13,355,000	13,355,000

Spring Branch ISD
Limited Tax Bonds Series 2008 (GTY: TX Permanent School Fund /LIQ: JPMorgan Chase Bank, NA)	a	0.07%		01/07/14	1,500,000	1,500,000

Tarrant Cnty Cultural Education Facilities Finance Corp
Refunding RB (Texas Health Resources) Series 2007A (LIQ: Bank of America, NA)	a	0.11%		01/07/14	1,125,000	1,125,000

Refunding RB (Texas Health Resources) Series 2007A (LIQ: Morgan Stanley Bank NA)	a	0.08%		01/07/14	51,720,000	51,720,000

Texas
GO Bonds Series 2002A2		0.08%		01/07/14	19,350,000	19,350,000

GO Bonds Series 2004B (LIQ: Sumitomo Mitsui Banking Corp)		0.07%		01/07/14	430,000	430,000

GO Bonds Series 2008A (LIQ: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.06%		01/07/14	19,380,000	19,380,000

GO Bonds Series 2010C (LIQ: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.05%		01/07/14	40,535,000	40,535,000

GO Bonds Series 2011A (LIQ: Wells Fargo Bank, NA)	a	0.13%		01/07/14	17,605,000	17,605,000

Texas City Industrial Development Corp
IDRB (NRG Energy) Series 2012 (LOC: Bank of America, NA)		0.05%		01/07/14	7,000,000	7,000,000

Texas Dept of Housing & Community Affairs
M/F Housing RB (Atascocita Pines Apts) Series 2005 (LOC: Fannie Mae)		0.07%		01/07/14	11,190,000	11,190,000

M/F Housing RB (Creek Point Apts) Series 2000 (LOC: Freddie Mac)		0.11%		01/07/14	5,760,000	5,760,000

M/F Housing RB (Lancaster Apts) Series 2007 (LOC: Fannie Mae)		0.07%		01/07/14	9,700,000	9,700,000

M/F Housing Refunding RB (Addison Park Apts) Series 2008 (LOC: Freddie Mac)		0.14%		01/07/14	13,205,000	13,205,000

See financial notes 49

 Schwab Municipal Money Fund

Portfolio Holdings continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
M/F Housing Refunding RB (Alta Cullen Apts) Series 2008 (LOC: Freddie Mac)		0.08%		01/07/14	12,300,000	12,300,000

S/F Mortgage RB Series 2007A (LIQ: Texas)		0.07%		01/07/14	49,200,000	49,200,000

S/F Mortgage RB Series 2007B (LIQ: Bank of America, NA)	a	0.16%		01/07/14	2,997,000	2,997,000

Texas State Univ System
Revenue Financing System RB Series 2006 (LIQ: US Bank, NA)	a	0.06%		01/07/14	19,040,000	19,040,000

Texas Transportation Commission
GO Mobility Fund Bonds Series 2005A (LIQ: Citibank, NA)	a	0.06%		01/07/14	3,790,000	3,790,000

GO Mobility Fund Bonds Series 2005B (LIQ: Royal Bank of Canada)		0.06%		01/07/14	13,740,000	13,740,000

GO Mobility Fund Bonds Series 2007 (LIQ: Citibank, NA)	a	0.06%		01/07/14	5,700,000	5,700,000

Texas Water Development Board
Water Financial Assistance GO Bonds Series 2007D (LIQ: Deutsche Bank AG)	a	0.09%		01/07/14	5,800,000	5,800,000

Univ of Texas
Revenue Financing System Bonds Series 2008B		0.03%		01/07/14	4,100,000	4,100,000

Revenue Financing System Bonds Series 2012B (LIQ: Royal Bank of Canada)	a	0.06%		01/07/14	8,000,000	8,000,000

						1,235,875,000

Utah 0.7%
Clearfield
M/F Housing Refunding RB (Oakstone Apts) Series 2008 (LOC: Fannie Mae)		0.09%		01/07/14	12,100,000	12,100,000

Murray
Hospital RB (IHC Health Services) Series 2005D (LIQ: Wells Fargo Bank, NA)		0.02%		01/02/14	2,625,000	2,625,000

Riverton
Hospital RB (IHC Health Services) Series 2009 (LIQ: Wells Fargo & Co)	a	0.08%		01/07/14	18,695,000	18,695,000

Hospital Refunding RB (IHC Health Services) Series 2012A (GTY/LIQ: Wells Fargo Bank, NA)	a	0.08%		01/07/14	10,955,000	10,955,000

Salt Lake Cnty Housing Auth
M/F Housing Refunding RB (Bridgeside Landing Apts) Series 2008 (LOC: Fannie Mae)		0.09%		01/07/14	14,225,000	14,225,000

Utah Cnty
Hospital RB (IHC Health Services) Series 2002B (LIQ: US Bank, NA)		0.05%		01/07/14	15,400,000	15,400,000

Utah Housing Corp
M/F Housing RB (Tanglewood Apts) Series 2004A (LOC: Citibank, NA)		0.09%		01/07/14	9,000,000	9,000,000

Utah State Board of Regents
Student Loan RB Sr Series 2011A (LOC: Royal Bank of Canada)		0.07%		01/07/14	6,652,000	6,652,000

						89,652,000

Virginia 1.6%
Fairfax Cnty IDA
Health Care RB (Inova Health) Series 2012C	b	0.14%		07/29/14	19,820,000	19,820,000

Harrisonburg IDA
Refunding RB (Mennonite Retirement Community) Series 2006B (LOC: Branch Banking & Trust Co)		0.07%		01/07/14	2,945,000	2,945,000

King George Cnty
Solid Waste Disposal Facility RB (Garnet) Series 1996 (LOC: JPMorgan Chase Bank, NA)		0.07%		01/07/14	3,700,000	3,700,000

50 See financial notes

 Schwab Municipal Money Fund

Portfolio Holdings continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Metropolitan Washington Airports Auth
Airport System RB Series 2005A (LIQ: Citibank, NA)	a	0.12%		01/07/14	9,800,000	9,800,000

Airport System RB Series 2006A (LIQ: Citibank, NA)	a	0.14%		01/07/14	74,600,000	74,600,000

Airport System RB Series 2007B (LIQ: Deutsche Bank AG)	a	0.09%		01/07/14	23,900,000	23,900,000

Airport System RB Series 2007B (LIQ: JPMorgan Chase Bank, NA)	a	0.11%		01/07/14	5,000,000	5,000,000

Airport System RB Series 2008A (LIQ: Deutsche Bank AG)	a	0.09%		01/07/14	44,560,000	44,560,000

Norfolk Economic Development Auth
Hospital Facilities RB (Sentara Healthcare) Series 2010B	b	0.18%		07/29/14	10,810,000	10,810,000

Hospital Facilities RB (Sentara Healthcare) Series 2012A	b	0.14%		07/29/14	15,850,000	15,850,000

Virginia College Building Auth
Educational Facilities RB Series 2013A (LIQ: JP Morgan Chase & Co)	a	0.14%	01/07/14	02/20/14	11,525,000	11,525,000

						222,510,000

Washington 3.4%
Central Puget Sound Regional Transit Auth
Sales Tax Bonds Series 2007A (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		01/07/14	7,855,000	7,855,000

King Cnty
Sewer RB Series 2007 (LIQ: Citibank, NA)	a	0.08%		01/07/14	22,000,000	22,000,000

Sewer Refunding RB Series 2011B (LIQ: Barclays Bank Plc)	a	0.08%		01/07/14	7,785,000	7,785,000

Sewer Refunding RB Series 2011B (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		01/07/14	6,950,000	6,950,000

King Cnty Housing Auth
RB (Greenbridge Redevelopment-Salmon Creek Apts) Series 2007 (LOC: Bank of America, NA)		0.06%		01/07/14	4,105,000	4,105,000

Port of Seattle
Sub Lien Refunding RB Series 2008 (LOC: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.06%		01/07/14	60,000,000	60,000,000

Seattle
Drainage & Wastewater RB 2008 (LIQ: Citibank, NA)	a	0.06%		01/07/14	8,090,000	8,090,000

Washington
GO Bonds Series 2005D (ESCROW/LIQ: US Bank, NA)	a	0.06%		01/07/14	11,030,000	11,030,000

GO Bonds Series 2007A (ESCROW/LIQ: Citibank, NA)	a	0.06%		01/07/14	5,445,000	5,445,000

GO Bonds Series 2007C (LIQ: Citibank, NA)	a	0.07%		01/07/14	23,315,000	23,315,000

GO Bonds Series 2009E (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		01/07/14	5,000,000	5,000,000

GO Bonds Series 2011B (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		01/07/14	4,000,000	4,000,000

GO Bonds Series R2014A & B (LIQ: JP Morgan Chase & Co)	a	0.12%	01/07/14	03/13/14	30,285,000	30,285,000

GO Refunding Bonds Series R2010B (LIQ: Bank of America, NA)	a	0.07%		01/07/14	10,000,000	10,000,000

Motor Vehicle Fuel Tax GO Bonds Series 2003C (LIQ: Morgan Stanley Bank NA)	a	0.08%		01/07/14	7,440,000	7,440,000

Motor Vehicle Fuel Tax GO Bonds Series 2012C (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		01/07/14	5,000,000	5,000,000

Motor Vehicle Fuel Tax GO Bonds Series R2010C (LIQ: Citibank, NA)	a	0.07%		01/07/14	6,340,000	6,340,000

Washington Economic Development Finance Auth
Solid Waste Disposal RB (Heirborne Investments) Series 2006K (LOC: Union Bank, NA)		0.10%		01/07/14	4,980,000	4,980,000

Solid Waste Disposal RB (Waste Management) Series 2000C (LOC: Bank of America, NA)		0.07%		01/07/14	17,900,000	17,900,000

Solid Waste Disposal RB (Waste Management) Series 2000I (LOC: Bank of America, NA)		0.07%		01/07/14	20,885,000	20,885,000

See financial notes 51

 Schwab Municipal Money Fund

Portfolio Holdings continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Washington Health Care Facilities Auth
RB (Catholic Health Initiatives) Series 2013B1	b	0.21%		07/29/14	16,000,000	16,000,000

RB (Catholic Health Initiatives) Series 2013B2	b	0.21%		07/29/14	13,000,000	13,000,000

RB (MultiCare Health System) Series 2009A (LIQ: Royal Bank of Canada)	a	0.08%		01/07/14	8,110,000	8,110,000

RB (PeaceHealth) Series 2008A (GTY/LIQ: Wells Fargo & Co)	a	0.10%		01/07/14	15,365,000	15,365,000

RB (Providence Health & Services) Series 2010A (LIQ: Bank of America, NA)	a	0.09%		01/07/14	10,180,000	10,180,000

RB (Seattle Children’s Hospital) Series 2012A (LIQ: Deutsche Bank AG)	a	0.07%		01/07/14	6,930,000	6,930,000

Washington State Housing Finance Commission
M/F Housing RB (Anchor Village Apts) Series 1997 (LOC: Fannie Mae)		0.07%		01/07/14	10,750,000	10,750,000

M/F Housing RB (Brittany Park Phase II) Series 1998A (LOC: Fannie Mae)		0.08%		01/07/14	3,480,000	3,480,000

M/F Housing RB (Forest Creek Apts) Series 2006 (LOC: Fannie Mae)		0.07%		01/07/14	13,680,000	13,680,000

M/F Housing RB (Highlander Apts) Series 2004A (LOC: Freddie Mac)		0.08%		01/07/14	7,000,000	7,000,000

M/F Housing RB (Lakewood Meadows Apts) Series 2000A (LOC: Fannie Mae)		0.07%		01/07/14	6,280,000	6,280,000

M/F Housing RB (Merrill Gardens) Series 1997A (LOC: Fannie Mae)		0.08%		01/07/14	6,125,000	6,125,000

M/F Housing RB (Parkview Apts) Series 2008 (LOC: Freddie Mac)		0.11%		01/07/14	3,060,000	3,060,000

M/F Housing RB (Rainier Court Apts) Series 2003A (LOC: Fannie Mae)		0.07%		01/07/14	12,750,000	12,750,000

M/F Housing RB (Seasons Apts) Series 2006 (LOC: Fannie Mae)		0.07%		01/07/14	19,940,000	19,940,000

M/F Housing RB (Willow Tree Grove Apts) Series 2011 (LOC: Freddie Mac)		0.04%		01/07/14	4,785,000	4,785,000

M/F Housing RB (Woodrose Apts) Series 1999A (LOC: Fannie Mae)		0.08%		01/07/14	6,750,000	6,750,000

M/F Mortgage RB (Meridian Court Apts) Series 1996 (LOC: Fannie Mae)		0.08%		01/07/14	6,700,000	6,700,000

M/F RB (Bridgewood at Four Seasons) Series 2002A (LOC: Fannie Mae)		0.09%		01/07/14	5,860,000	5,860,000

M/F RB (Cedar Ridge Retirement) Series 2005A (LOC: Federal Home Loan Bank)		0.07%		01/07/14	4,030,000	4,030,000

M/F RB (Monticello Park) Series 2001A (LOC: Fannie Mae)		0.09%		01/07/14	6,285,000	6,285,000

						455,465,000

West Virginia 0.4%
Cabell Cnty
Univ Facilities RB (Provident Group) Series 2010A (LOC: Bank of America, NA)		0.07%		01/07/14	19,980,000	19,980,000

Putnam Cnty Commission
Solid Waste Disposal RB (Toyota Motor Manufacturing) Series 1998A		0.05%		01/07/14	35,900,000	35,900,000

						55,880,000

Wisconsin 1.2%
Oconomowoc Community Development Auth
M/F Housing RB Series 2004 (LOC: Fannie Mae)		0.07%		01/07/14	4,430,000	4,430,000

52 See financial notes

 Schwab Municipal Money Fund

Portfolio Holdings continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Oostburg
IDRB (Dutchland Plastics) Series 2007 (LOC: Federal Home Loan Bank)		0.06%		01/07/14	1,668,000	1,668,000

Red Cedar
IDRB (Fairmount Minerals) Series 2007 (LOC: PNC Bank NA)		0.09%		01/07/14	10,000,000	10,000,000

Wisconsin
GO Bonds Series 2006C (LIQ: Citibank, NA)	a	0.11%		01/07/14	3,425,000	3,425,000

GO Bonds Series 2011A (LIQ: Wells Fargo Bank, NA)	a	0.08%		01/07/14	8,455,000	8,455,000

Wisconsin Health & Educational Facilities Auth
RB (Ascension Health Alliance) Series 2013B5	b	0.12%		07/29/14	14,650,000	14,650,000

RB (Ascension Health) Series 2012D (LIQ: Citibank, NA)	a	0.07%		01/07/14	3,000,000	3,000,000

RB (Children’s Hospital) Series 2008B (LIQ: Barclays Bank Plc)	a	0.08%		01/07/14	6,620,000	6,620,000

RB (Froedtert & Community Health) Series 2009C (LIQ: Credit Suisse AG)	a	0.06%		01/07/14	15,785,000	15,785,000

Refunding RB (Reedsburg Area Medical Center) Series 2010B (LOC: BMO Harris Bank NA)		0.06%		01/07/14	15,000,000	15,000,000

Wisconsin Housing & Economic Development Auth
Homeownership RB Series 2003B (LIQ: Federal Home Loan Bank)		0.06%		01/07/14	8,000,000	8,000,000

Homeownership RB Series 2004D (LIQ: Federal Home Loan Bank)		0.07%		01/07/14	7,930,000	7,930,000

Homeownership RB Series 2005C (LIQ: Royal Bank of Canada)		0.05%		01/07/14	29,290,000	29,290,000

Homeownership RB Series 2006E (LIQ: Citibank, NA)	a	0.12%		01/07/14	1,110,000	1,110,000

Homeownership RB Series 2008A (LIQ: BMO Harris Bank NA)		0.06%		01/07/14	14,200,000	14,200,000

Housing RB Series 2008A (LIQ: JPMorgan Chase Bank, NA)		0.10%		01/07/14	5,780,000	5,780,000

Housing RB Series 2012B (LIQ: Federal Home Loan Bank)		0.05%		01/07/14	12,000,000	12,000,000

						161,343,000

Wyoming 0.7%
Green River
RB (Rhone-Poulenc) Series 1994 (LOC: Comerica Bank)		0.16%		01/07/14	11,400,000	11,400,000

Wyoming Community Development Auth
Housing RB 2007 Series 1 (LIQ: Bank of America, NA)	a	0.17%		01/07/14	4,955,000	4,955,000

Housing RB 2007 Series 11 (LIQ: Bank of New York Mellon)		0.08%		01/07/14	6,000,000	6,000,000

Housing RB 2007 Series 4 (LIQ: Bank of New York Mellon)		0.08%		01/07/14	14,000,000	14,000,000

Housing RB 2007 Series 6 (LIQ: Bank of New York Mellon)		0.08%		01/07/14	7,000,000	7,000,000

Housing RB 2007 Series 8 (LIQ: Bank of New York Mellon)		0.08%		01/07/14	12,000,000	12,000,000

Housing RB 2008 Series 2 (LIQ: Bank of New York Mellon)		0.08%		01/07/14	4,000,000	4,000,000

Housing RB Series 2006-2 (LIQ: State Street Bank & Trust Company, NA)		0.07%		01/07/14	8,000,000	8,000,000

Housing RB Series 2006-5 (LIQ: State Street Bank & Trust Company, NA)		0.07%		01/07/14	10,000,000	10,000,000

Housing RB Series 2006-7 (LIQ: State Street Bank & Trust Company, NA)		0.07%		01/07/14	10,000,000	10,000,000

Housing RB Series 2006-9 (LIQ: State Street Bank & Trust Company, NA)		0.07%		01/07/14	10,000,000	10,000,000

						97,355,000

Other Investments 4.9%
BlackRock MuniHoldings Investment Quality Fund
Variable Rate Demand Preferred Shares Series W7 (GTY/LIQ: Bank of America, NA)	a	0.26%		01/07/14	44,000,000	44,000,000

See financial notes 53

 Schwab Municipal Money Fund

Portfolio Holdings continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
BlackRock MuniHoldings New Jersey Quality Fund
Variable Rate Demand Preferred Shares Series W7 (GTY/LIQ: Bank of America, NA)	a	0.26%		01/07/14	67,000,000	67,000,000

BlackRock MuniHoldings New York Quality Fund
Variable Rate Demand Preferred Shares Series W7 (GTY/LIQ: Bank of America, NA)	a	0.26%		01/07/14	61,100,000	61,100,000

BlackRock MuniYield Fund
Variable Rate Demand Preferred Shares Series W7 (GTY/LIQ: Bank of America, NA)	a	0.26%		01/07/14	92,500,000	92,500,000

Nuveen California AMT-Free Municipal Income Fund
Variable Rate Demand Preferred Shares Series 5 (GTY/LIQ: Morgan Stanley Bank NA)	a	0.22%		01/07/14	5,000,000	5,000,000

Nuveen California Dividend Advantage Municipal Fund
Variable Rate Demand Preferred Shares Series 1 (GTY/LIQ: Morgan Stanley Bank NA)	a	0.22%		01/07/14	5,000,000	5,000,000

Nuveen Dividend Advantage Municipal Fund 2
Variable Rate Demand Preferred Shares Series 2 (GTY/LIQ: Deutsche Bank Trust Company Americas)	a	0.16%		01/07/14	40,000,000	40,000,000

Nuveen Investment Quality Municipal Fund
Variable Rate Demand Preferred Shares Series 1 (GTY/LIQ: Barclays Bank Plc)	a	0.16%		01/07/14	46,500,000	46,500,000

Nuveen Municipal Market Opportunity Fund
Variable Rate Demand Preferred Shares Series 1 (GTY/LIQ: Deutsche Bank Trust Company Americas)	a	0.18%		01/07/14	80,000,000	80,000,000

Nuveen New Jersey Investment Quality Municipal Fund
Variable Rate Demand Preferred Shares Series 2 (GTY/LIQ: Royal Bank of Canada)	a	0.14%		01/07/14	43,000,000	43,000,000

Nuveen New Jersey Premium Income Municipal Fund
Variable Rate Demand Preferred Shares Series 2 (GTY/LIQ: Royal Bank of Canada)	a	0.14%		01/07/14	26,000,000	26,000,000

Nuveen New York Performance Plus Municipal Fund
Variable Rate Demand Preferred Shares Series 1 (GTY/LIQ: Deutsche Bank Trust Company Americas)	a	0.15%		01/07/14	20,000,000	20,000,000

Nuveen Pennsylvania Investment Quality Municipal Fund
Variable Rate Demand Preferred Shares Series 2 (GTY/LIQ: Royal Bank of Canada)	a	0.16%		01/07/14	14,000,000	14,000,000

Nuveen Pennsylvania Premium Income Municipal Fund 2
Variable Rate Demand Preferred Shares Series 2 (GTY/LIQ: Royal Bank of Canada)	a	0.16%		01/07/14	12,000,000	12,000,000

Nuveen Premier Municipal Income Fund
Variable Rate Demand Preferred Shares Series 1 (GTY/LIQ: Barclays Bank Plc)	a	0.16%		01/07/14	14,000,000	14,000,000

Nuveen Select Quality Municipal Fund
Variable Rate Demand Preferred Shares Series 1 (GTY/LIQ: Barclays Bank Plc)	a	0.16%		01/07/14	89,500,000	89,500,000

						659,600,000

Total Variable-Rate Securities
(Cost $9,656,120,497)						9,656,120,497

End of Investments.

At 12/31/13, the tax basis cost of the fund’s investments was $13,680,683,580.

a	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $4,282,440,497 or 31.7% of net assets.
b	Illiquid security. At the period end, the value of these amounted to $228,840,000 or 1.7% of net assets.
c	Delayed-delivery security.
d	All or a portion of this security is designated as collateral for delayed-delivery securities.

54 See financial notes

 Schwab Municipal Money Fund

Portfolio Holdings continued

BAN —	Bond anticipation note
CCD —	Community college district
COP —	Certificate of participation
CP —	Commercial paper
CSD —	Central school district
GO —	General obligation
GTY —	Guaranty agreement
HFA —	Housing finance agency/authority
HRA —	Housing & redevelopment authority
HSD —	High school district
IDA —	Industrial development agency/authority
IDB —	Industrial development board
IDC —	Industrial development corporation
IDRB —	Industrial development revenue bond
IRB —	Industrial revenue bond
ISD —	Independent school district
LIQ —	Liquidity agreement
LOC —	Letter of credit
M/F —	Multi-family
RAN —	Revenue anticipation note
RB —	Revenue bond
SD —	School district
S/F —	Single-family
TAN —	Tax anticipation note
TRAN —	Tax and revenue anticipation note
UFSD —	Union free school district
UHSD —	Union high school district
USD —	Unified school district

At December 31, 2013, all of the fund’s investment securities were classified as Level 2. The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended December 31, 2013. The breakdown of the fund’s investments into major categories is disclosed on the portfolio holdings. (See financial note 2(a) for additional information)

See financial notes 55

 Schwab Municipal Money Fund

Statement of
Assets and Liabilities
As of December 31, 2013

Assets

Investments, at cost and value (Note 2a)		$13,680,683,580
Cash		96,752
Receivables:
Interest		14,950,679
Fund shares sold		2,000,618
Prepaid expenses	+	120,256

Total assets		13,697,851,885

Liabilities

Payables:
Investments bought		170,986,432
Investment adviser and administrator fees		107,564
Fund shares redeemed		2,164,658
Distributions to shareholders		15,320
Accrued expenses	+	283,294

Total liabilities		173,557,268

Net Assets

Total assets		13,697,851,885
Total liabilities	−	173,557,268

Net assets		$13,524,294,617

Net Assets by Source
Capital received from investors		13,524,294,617

Net Asset Value (NAV) by Shares Class

			Shares
Share Class	Net Assets	÷	Outstanding	=	NAV
Sweep Shares	$11,242,905,870		11,242,014,618		$1.00
Value Advantage Shares	$717,349,770		717,289,845		$1.00
Select Shares	$403,303,153		403,268,247		$1.00
Institutional Shares	$1,160,735,824		1,160,634,014		$1.00

56 See financial notes

 Schwab Municipal Money Fund

Statement of
Operations
For the period January 1, 2013 through December 31, 2013

Investment Income

Interest		$22,331,988

Expenses

Investment adviser and administrator fees		42,872,005
Shareholder service fees:
Sweep Shares		38,690,560
Value Advantage Shares		1,665,648
Select Shares		958,767
Institutional Shares		2,808,608
Registration fees		494,105
Portfolio accounting fees		438,459
Shareholder reports		354,646
Custodian fees		269,285
Transfer agent fees		82,776
Independent trustees’ fees		64,925
Professional fees		64,120
Interest expense		2,733
Other expenses	+	283,896

Total expenses		89,050,533
Expense reduction by CSIM and its affiliates	−	68,070,207
Custody credits	−	635

Net expenses	−	20,979,691

Net investment income		1,352,297

Realized Gains (Losses)

Net realized gains on investments		946,645

Increase in net assets resulting from operations		$2,298,942

See financial notes 57

 Schwab Municipal Money Fund

Statement of
Changes in Net Assets
For the current and prior report periods

Operations

1/1/13-12/31/13			1/1/12-12/31/12
Net investment income		$1,352,297	$1,331,032
Net realized gains	+	946,645	1,020,274

Increase in net assets from operations		2,298,942	2,351,306

Distributions to Shareholders

Distributions from net investment income
Sweep Shares		(1,105,362)	(1,021,885)
Value Advantage Shares		(75,706)	(85,305)
Select Shares		(43,577)	(47,358)
Institutional Shares	+	(127,652)	(176,484)

Total distributions from net investment income		(1,352,297)	(1,331,032)

Distributions from net realized gains
Sweep Shares		(373,780)	(468,782)
Value Advantage Shares		(23,843)	(32,646)
Select Shares		(13,409)	(18,879)
Institutional Shares	+	(38,600)	(55,559)

Total distributions from net realized gains		(449,632)	(575,866)

Total distributions		(1,801,929)	(1,906,898)

Transactions in Fund Shares*

Shares Sold
Sweep Shares		34,465,623,918	33,984,700,150
Value Advantage Shares		237,004,400	313,287,915
Select Shares		104,082,050	263,548,952
Institutional Shares	+	179,523,414	337,785,683

Total shares sold		34,986,233,782	34,899,322,700

Shares Reinvested
Sweep Shares		1,437,460	1,455,184
Value Advantage Shares		85,226	92,415
Select Shares		48,226	53,514
Institutional Shares	+	157,301	202,636

Total shares reinvested		1,728,213	1,803,749

Shares Redeemed
Sweep Shares		(34,945,219,278)	(32,486,093,685)
Value Advantage Shares		(334,734,826)	(415,986,230)
Select Shares		(167,534,122)	(313,871,423)
Institutional Shares	+	(407,591,467)	(1,029,251,893)

Total shares redeemed		(35,855,079,693)	(34,245,203,231)

Net transactions in fund shares		(867,117,698)	655,923,218

Net Assets

Beginning of period		14,390,915,302	13,734,547,676
Total increase or decrease	+	(866,620,685)	656,367,626

End of period		$13,524,294,617	$14,390,915,302

*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.

58 See financial notes

Schwab AMT Tax-Free Money Fund™

Financial Statements

Financial Highlights

	1/1/13–		1/1/12–		1/1/11–		1/1/10–		1/1/09–
Sweep Shares	12/31/13		12/31/12		12/31/11		12/31/10		12/31/09

Per-Share Data ($)

Net asset value at beginning of period	1.00		1.00		1.00		1.00		1.00

Income (loss) from investment operations:
Net investment income (loss)	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]
Net realized and unrealized gains (losses)	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]

Total from investment operations	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]
Less distributions:
Distributions from net investment income	(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]
Distributions from net realized gains	(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]

Total distributions	(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]

Net asset value at end of period	1.00		1.00		1.00		1.00		1.00

Total return (%)	0.01		0.01		0.01		0.02		0.23

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.15	[2]	0.21	[2,3]	0.29	[2]	0.36	[2]	0.55	[2,4]
Gross operating expenses	0.70		0.66	[3]	0.69		0.70		0.73
Net investment income (loss)	0.01		0.01		0.01		0.01		0.20
Net assets, end of period ($ x 1,000,000)	3,528		3,522		3,139		2,940		2,899

	1/1/13–		1/1/12–		1/1/11–		1/1/10–		1/1/09–
Value Advantage Shares	12/31/13		12/31/12		12/31/11		12/31/10		12/31/09

Per-Share Data ($)

Net asset value at beginning of period	1.00		1.00		1.00		1.00		1.00

Income (loss) from investment operations:
Net investment income (loss)	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]
Net realized and unrealized gains (losses)	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]

Total from investment operations	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]
Less distributions:
Distributions from net investment income	(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]
Distributions from net realized gains	(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]

Total distributions	(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]

Net asset value at end of period	1.00		1.00		1.00		1.00		1.00

Total return (%)	0.01		0.01		0.01		0.02		0.33

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.15	[2]	0.21	[2,3]	0.29	[2]	0.36	[2]	0.45	[2,5]
Gross operating expenses	0.57		0.53	[3]	0.56		0.57		0.60
Net investment income (loss)	0.01		0.01		0.01		0.01		0.30
Net assets, end of period ($ x 1,000,000)	539		625		791		1,066		1,950

1 Per-share amount was less than $0.01.
2 Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation. (See financial note 5)
3 The ratio of gross operating expenses would have been 0.70% for Sweep Shares and 0.57% for Value Advantage Shares, respectively, if the State filing fee reimbursement had not been included. There was no impact on the ratio of net operating expenses.
4 The ratio of net operating expenses would have been 0.54%, if certain non-routine expenses (participation fees for the Treasury’s Temporary Guarantee Program for Money Market Funds) had not been incurred.
5 The ratio of net operating expenses would have been 0.43%, if certain non-routine expenses (participation fees for the Treasury’s Temporary Guarantee Program for Money Market Funds) had not been incurred.

See financial notes 59

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings as of December 31, 2013

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also files a complete schedule of portfolio holdings with the SEC monthly on Form N-MFP which is available 60 days after the end of the month to which the information pertains. A monthly schedule of portfolio holdings is also available by visiting the fund’s website at www.schwabfunds.com/prospectus along with a link to the fund’s Form N-MFP filings on the SEC’s website.

For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the effective maturity and maturity date are the same, the date will appear in the maturity date column.

		Cost	Value
Holdings by Category		($)	($)

34.5%	Fixed-Rate Securities	1,404,650,625	1,404,650,625
68.3%	Variable-Rate Securities	2,777,807,000	2,777,807,000

102.8%	Total Investments	4,182,457,625	4,182,457,625
(2.8%)	Other Assets and Liabilities, Net		(115,545,094)

100.0%	Net Assets		4,066,912,531

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Fixed-Rate Securities 34.5% of net assets

Alabama 0.9%
Huntsville Health Care Auth
CP		0.10%		01/22/14	10,000,000	10,000,000

CP		0.13%		01/27/14	15,000,000	15,000,000

CP		0.13%		02/05/14	10,000,000	10,000,000

						35,000,000

Alaska 0.0%
Alaska Housing Finance Corp
General Housing Bonds Series 2005B2		5.00%		06/01/14	1,885,000	1,922,340

Arizona 0.3%
Yuma Municipal Property Corp
Utility System Sr Lien RB Series 2007 (GTY/LIQ: US Bank, NA)	a	0.21%		01/23/14	10,735,000	10,735,000

California 6.9%
California
GO CP Series 2011A2 (LOC: Royal Bank of Canada)		0.11%		03/04/14	6,000,000	6,000,000

GO CP Series 2011A2 (LOC: Royal Bank of Canada)		0.11%		03/06/14	6,000,000	6,000,000

RAN 2013-2014 Series A2		2.00%		06/23/14	30,000,000	30,251,162

California Health Facilities Financing Auth
RB (Kaiser Permanente) Series 2006E		0.17%		06/05/14	3,500,000	3,500,000

California Statewide Communities Development Auth
RB (Kaiser Permanente) Series 2004E		0.20%		02/05/14	4,700,000	4,700,000

RB (Kaiser Permanente) Series 2004I		0.20%		06/04/14	7,000,000	7,000,000

RB (Kaiser Permanente) Series 2004K		0.20%		07/08/14	8,200,000	8,200,000

RB (Kaiser Permanente) Series 2006D		0.17%		06/05/14	20,500,000	20,500,000

RB (Kaiser Permanente) Series 2008B		0.20%		06/02/14	2,000,000	2,000,000

RB (Kaiser Permanente) Series 2009B2		0.20%		07/07/14	45,000,000	45,000,000

60 See financial notes

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
RB (Kaiser Permanente) Series 2009B3		0.20%		03/12/14	21,500,000	21,500,000

RB (Kaiser Permanente) Series 2009B5		0.23%		01/08/14	3,250,000	3,250,000

Coast CCD
GO Bonds Series 2006B (LIQ: Wells Fargo & Co)	a	0.20%		06/12/14	9,465,000	9,465,000

Foothill-Eastern Transportation Corridor Agency
Toll Road Refunding RB Series 1999 (ESCROW)		0.35%		02/01/14	25,000,000	20,049,250

Toll Road Refunding RB Series 1999 (ESCROW)	c	5.75%		02/01/14	30,000,000	30,135,000

Toll Road Refunding RB Series 1999 (ESCROW)		5.80%		02/01/14	10,000,000	10,144,600

Toll Road Refunding RB Series 1999 (ESCROW)		5.85%		02/01/14	10,500,000	10,651,410

Los Angeles
TRAN Series 2013C		2.00%		06/26/14	15,000,000	15,131,321

Placentia-Yorba Linda USD
GO Bonds Series 2008B (LIQ: Wells Fargo & Co)	a	0.20%		04/17/14	3,210,000	3,210,000

Turlock Irrigation District
Sub Revenue CP Series A (LOC: Bank of America, NA)		0.14%		02/13/14	22,000,000	22,000,000

						278,687,743

Colorado 1.1%
Colorado
Education Loan Program TRAN Series 2013A		1.25%		06/27/14	20,000,000	20,103,942

General Fund TRAN Series 2013A		1.50%		06/27/14	15,000,000	15,096,093

General Fund TRAN Series 2013A		2.00%		06/27/14	10,000,000	10,088,299

Colorado Health Facilities Auth
RB (Catholic Health Initiatives) Series 2011A		3.00%		02/01/14	1,000,000	1,002,188

						46,290,522

Delaware 0.1%
Delaware Health Facilities Auth
RB (Christiana Care Health Services) Series 2010C		0.10%		01/15/14	5,000,000	5,000,000

District of Columbia 0.4%
District of Columbia
Income Tax Secured RB Series 2011F		3.00%		12/01/14	325,000	333,099

Metropolitan Washington Airports Auth
Airport System CP Series One A1-2&B (LOC: JPMorgan Chase Bank, NA)		0.12%		03/10/14	15,000,000	15,000,000

						15,333,099

Florida 1.9%
Alachua Cnty Health Facilities Auth
Health Facilities RB (Shands HealthCare) Series 2008A (LOC: Bank of America, NA)		0.10%		01/17/14	7,000,000	7,000,000

Coral Gables Health Facilities Auth
Hospital RB (Baptist Health South Florida) Series 2004 (ESCROW)		5.00%		08/15/14	1,045,000	1,075,984

Florida State Board of Education
Capital Outlay Bonds Series 2010A		5.00%		01/01/14	600,000	600,000

Public Education Capital Outlay Bonds Series 2002E		5.00%		06/01/14	155,000	157,919

Public Education Capital Outlay Bonds Series 2006B		5.00%		06/01/14	265,000	270,046

Public Education Capital Outlay Bonds Series 2007F		5.00%		06/01/14	350,000	356,833

Public Education Capital Outlay Bonds Series 2008A		5.00%		06/01/14	100,000	101,873

Public Education Capital Outlay Bonds Series 2008B		5.00%		06/01/14	275,000	280,333

Public Education Capital Outlay Refunding Bonds Series 2005C		5.00%		06/01/14	150,000	152,890

See financial notes 61

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Public Education Capital Outlay Refunding Bonds Series 2009C		5.00%		06/01/14	9,585,000	9,775,003

Public Education Capital Outlay Refunding Bonds Series 2011B		5.00%		06/01/14	1,125,000	1,147,183

Public Education Capital Outlay Refunding Bonds Series 2012A		5.00%		06/01/14	100,000	101,884

JEA
Electric System RB Series Three 2008C3 (LIQ: Royal Bank of Canada)		0.12%		03/05/14	8,000,000	8,000,000

Miami-Dade Cnty Expressway Auth
Toll System RB Series 2004B (ESCROW)		5.25%		07/01/14	5,000,000	5,123,204

Orlando Utilities Commission
Utility System Refunding RB Series 2009B (LIQ: Wells Fargo Bank, NA)	a	0.24%		03/06/14	14,790,000	14,790,000

Orlando-Orange Cnty Expressway Auth
RB Series 2007A (GTY/LIQ: US Bank, NA)	a	0.21%		01/23/14	14,780,000	14,780,000

South Miami Health Facilities Auth
Hospital RB (Baptist Health South Florida) Series 2007		5.00%		08/15/14	1,500,000	1,543,933

Sunshine State Government Financing Commission
CP Revenue Notes Series H (LIQ: JPMorgan Chase Bank, NA)		0.13%		04/09/14	8,260,000	8,260,000

Tampa
Health System RB (BayCare Health System) Series 1998A1		5.50%		11/15/14	4,020,000	4,203,270

						77,720,355

Georgia 1.0%
Cobb Cnty Kennestone Hospital Auth
Revenue Anticipation Certificates Series 2011 (GTY/LIQ: Wells Fargo Bank, NA)	a	0.24%		03/06/14	12,175,000	12,175,000

Georgia
GO Bonds Series 2006B		5.00%		03/01/14	8,790,000	8,859,781

GO Bonds Series 2007B (LIQ: Wells Fargo & Co)	a	0.20%		06/19/14	5,055,000	5,055,000

Metropolitan Atlanta Rapid Transit Auth
Sales Tax Revenue CP Third Indenture Series 2012D1&D2 (LOC: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.11%		01/07/14	5,500,000	5,500,000

Municipal Electric Auth of Georgia
General Resolution Projects BAN Series B (LOC: PNC Bank NA)		0.09%		01/21/14	1,456,000	1,456,000

Project One BAN Series B (LOC: TD Bank NA)		0.07%		01/22/14	6,000,000	6,000,000

						39,045,781

Hawaii 0.0%
Honolulu
GO Bonds Series 2004B		5.00%		07/01/14	900,000	921,058

GO Bonds Series 2007B		5.25%		07/01/14	625,000	640,687

						1,561,745

Idaho 0.5%
Idaho
TAN Series 2013		2.00%		06/30/14	20,000,000	20,178,121

Illinois 0.5%
Chicago
Wastewater Transmission Second Lien Refunding RB Series 2006B		5.00%		01/01/14	130,000	130,000

Illinois
Sales Tax Jr Obligation Bonds Series June 2010		5.00%		06/15/14	870,000	888,519

Sales Tax RB Series December 2009B		3.00%		06/15/14	100,000	101,191

Sales Tax RB Series June 2006		5.00%		06/15/14	100,000	102,051

62 See financial notes

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Unemployment Insurance Fund Building Receipts RB Series 2012A		5.00%		06/15/14	6,790,000	6,936,391

Will Cnty SD No. 365-U
GO Bonds (Valley View) Series 2005 (GTY/LIQ: Wells Fargo & Co)	a	0.20%		05/15/14	12,450,000	12,450,000

						20,608,152

Indiana 0.9%
Indiana Health Facility Financing Auth
RB (Ascension Health Sub Credit Group) Series 2005A3		1.70%		09/01/14	1,025,000	1,034,641

RB (Ascension Health) Series 2001A1		1.50%		08/01/14	4,750,000	4,784,838

Posey Cnty
Economic Development Refunding RB (Midwest Fertilizer Corp) Series 2013A (ESCROW)		0.55%		04/10/14	22,000,000	22,000,000

Whiting
Environmental Facilities RB (BP Products NA) Series 2009 (GTY/LIQ: Wells Fargo Bank, NA)	a	0.24%		03/06/14	8,710,000	8,710,000

						36,529,479

Kentucky 0.9%
Kentucky Higher Ed Student Loan Corp
Student Loan RB Series 2010-1A2 (GTY/LIQ: Wells Fargo Bank, NA)	a	0.18%		01/16/14	29,995,000	29,995,000

Louisville & Jefferson Cnty Metro Sewer District
Sewer & Drainage System Sub BAN Series 2013		2.00%		11/26/14	6,000,000	6,087,257

						36,082,257

Louisiana 0.2%
Louisiana Public Facilities Auth
Mortgage RB (Baton Rouge General Medical Center) Series 2004 (ESCROW)		5.25%		07/01/14	8,685,000	8,901,213

Maryland 0.1%
Maryland Health & Higher Educational Facilities Auth
RB (John Hopkins Univ) Series 2004A (ESCROW)		5.00%		07/01/14	4,000,000	4,090,981

Massachusetts 1.1%
Brockton
GO BAN		1.50%		06/13/14	3,000,000	3,016,295

Gardner
GO BAN		1.25%		05/02/14	1,117,176	1,120,793

Massachusetts
CP Notes Series I (LIQ: TD Bank NA)		0.10%		01/03/14	27,180,000	27,180,000

Massachusetts Bay Transportation Auth
Sales Tax CP Series B (LIQ: Sumitomo Mitsui Banking Corp)		0.13%		03/06/14	11,625,000	11,625,000

Revere
GO BAN		0.75%		07/18/14	518,608	519,869

Westfield
GO BAN		1.50%		04/11/14	3,350,000	3,361,808

						46,823,765

Michigan 0.6%
Michigan Finance Auth
Hospital RB (CHE Trinity Health) Series 2013MI1		0.12%		03/03/14	18,000,000	18,000,000

See financial notes 63

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Michigan State Hospital Finance Auth
RB (Ascension Health) Series 1999B3		2.00%		08/01/14	5,170,000	5,223,043

						23,223,043

Mississippi 0.3%
Mississippi Hospital Equipment & Facilities Auth
RB (Baptist Memorial Health Care) Series 2004B2		0.18%		01/08/14	11,350,000	11,350,000

Nevada 0.8%
Clark Cnty
Airport Passenger Facility Charge RB Series 2007A2 (GTY/LIQ: US Bank, NA)	a	0.21%		04/17/14	4,765,000	4,765,000

Las Vegas Valley Water District
Limited Tax GO CP Series 2004A (LIQ: JPMorgan Chase Bank, NA)		0.08%		01/06/14	5,000,000	5,000,000

Limited Tax GO CP Series 2004A (LIQ: JPMorgan Chase Bank, NA)		0.10%		02/06/14	4,000,000	4,000,000

Limited Tax GO CP Series 2004A (LIQ: JPMorgan Chase Bank, NA)		0.10%		02/13/14	9,000,000	9,000,000

Truckee Meadows Water Auth
Water Refunding RB Series 2007 (LIQ: Wells Fargo & Co)	a	0.20%		06/12/14	11,795,000	11,795,000

						34,560,000

New Jersey 0.8%
Brick Township
Special Emergency Notes Series 2013D		2.00%		12/19/14	4,000,000	4,061,465

Clifton
BAN		1.25%		10/16/14	4,671,372	4,705,523

East Brunswick
BAN		1.50%		01/03/14	5,000,000	5,000,249

BAN	c	0.75%		01/14/15	2,178,000	2,187,975

Elizabeth
Sewer Utility BAN Series 2013		1.00%		04/11/14	6,000,000	6,010,146

Hudson Cnty
BAN		2.00%		12/05/14	7,970,000	8,093,592

New Jersey Building Auth
State Building Refunding RB Series 2007B (ESCROW)		5.00%		06/15/14	225,000	229,825

New Jersey Educational Facilities Auth
RB (Montclair State Univ) Series 2003L (ESCROW)		5.13%		07/01/14	1,285,000	1,316,513

						31,605,288

New Mexico 0.4%
New Mexico Educational Assistance Foundation
Education Loan Bonds Series 2010-1A3 (GTY/LIQ: Wells Fargo Bank, NA)	a	0.18%		03/13/14	12,000,000	12,000,000

New Mexico Hospital Equipment Loan Council
Hospital System RB (Presbyterian Healthcare Services) Series 2008A		5.25%		08/01/14	3,000,000	3,086,926

						15,086,926

New York 3.8%
Albany Cnty
TAN 2013		0.75%		05/15/14	4,000,000	4,007,759

64 See financial notes

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Amherst
BAN 2013B		1.00%		11/13/14	5,900,000	5,936,624

Amityville UFSD
TAN 2013-2014		1.00%		06/27/14	14,300,000	14,353,413

Connetquot CSD
TAN 2013-2014		0.75%		06/26/14	10,000,000	10,025,833

Copiague UFSD
TAN 2013-2014		0.75%		06/19/14	5,000,000	5,009,916

East Islip UFSD
GO TAN 2013		1.00%		06/27/14	16,000,000	16,055,782

Grand Island
BAN 2013		0.75%		10/15/14	3,000,000	3,010,804

Harborfields CSD
TAN 2013-2014		0.50%		06/27/14	3,000,000	3,004,065

Ithaca
BAN Series 2013		1.00%		08/01/14	17,173,892	17,243,417

New York City
GO Bonds Fiscal 2005 Series K		3.50%		08/01/14	100,000	101,823

GO Bonds Fiscal 2006 Series G		5.00%		08/01/14	100,000	102,731

GO Bonds Fiscal 2007 Series A		4.25%		08/01/14	100,000	102,286

GO Bonds Fiscal 2008 Series G		4.00%		08/01/14	100,000	102,142

GO Bonds Fiscal 2010 Series E		5.00%		08/01/14	100,000	102,734

GO Bonds Fiscal 2010 Series F		5.00%		08/01/14	150,000	154,071

GO Bonds Fiscal 2011 Series A		3.00%		08/01/14	100,000	101,545

New York City Municipal Water Finance Auth
Extendible CP Series 8		0.12%	03/18/14	09/14/14	15,000,000	15,000,000

Water & Sewer System Second General Resolution RB Fiscal 2006 Series BB		5.00%		06/15/14	100,000	102,069

Water & Sewer System Second General Resolution RB Fiscal 2010 Series BB		5.00%		06/15/14	100,000	102,113

New York City Transitional Finance Auth
Building Aid RB Fiscal 2013 Series S1		3.00%		07/15/14	250,000	253,646

Future Tax Secured Sub Bonds Fiscal 2010 Series C1		3.00%		08/01/14	100,000	101,566

New York Liberty Development Corp
Liberty RB (3 World Trade Center) Series 2010A1 (ESCROW)		0.23%		03/19/14	12,000,000	12,000,000

Liberty Refunding RB (3 World Trade Center) Series 2011A (ESCROW)		0.23%		06/19/14	5,000,000	5,000,000

New York State
GO Refunding Bonds Series 2005C		5.00%		04/15/14	390,000	395,275

New York State Dormitory Auth
Mental Health Services Facilities RB Series 2008A		5.00%		02/15/14	225,000	226,282

State Personal Income Tax RB Series 2005F		5.00%		03/15/14	250,000	252,378

State Personal Income Tax RB Series 2008B		4.00%		03/15/14	100,000	100,743

State Personal Income Tax RB Series 2009D		5.00%		06/15/14	100,000	102,127

State Personal Income Tax RB Series 2011C		4.00%		03/15/14	105,000	105,782

New York State Environmental Facilities Corp
Clean Water & Drinking Water Revolving Funds Sub RB Series 2011B		4.00%		06/15/14	500,000	508,600

New York State Power Auth
CP Series 1 & 2		0.09%		01/09/14	7,500,000	7,500,000

CP Series 1 & 2		0.08%		01/10/14	7,140,000	7,140,000

Tender Notes Series 1985		0.15%		03/01/14	5,000,000	5,000,000

See financial notes 65

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
New York State Thruway Auth
Local Highway & Bridge Service Contract Bonds Series 2008		5.00%		04/01/14	250,000	252,913

Second General Highway & Bridge Trust Fund Bonds Series 2005B		5.00%		04/01/14	1,000,000	1,011,740

State Personal Income Tax RB Series 2005A		5.00%		03/15/14	105,000	105,979

State Personal Income Tax RB Series 2005A (ESCROW)		5.00%		03/15/14	95,000	95,885

State Personal Income Tax RB Series 2009A		5.00%		03/15/14	175,000	176,652

New York State Urban Development Corp
State Personal Income Tax RB Series 2011A		5.00%		03/15/14	730,000	737,001

North Syracuse CSD
BAN 2013		0.75%		08/15/14	2,851,178	2,857,851

North Tonawanda SD
School Construction BAN 2013		1.00%		09/18/14	8,750,000	8,787,834

Sachem CSD
TAN 2013-2014		1.00%		06/27/14	5,500,000	5,520,229

						152,851,610

North Carolina 0.3%
Charlotte-Mecklenburg Hospital Auth
Refunding RB (Carolinas HealthCare) Series 2008A&2011A (GTY/LIQ: Wells Fargo Bank, NA)	a	0.18%		02/13/14	1,000,000	1,000,000

North Carolina Infrastructure Finance Corp
COP Series 2007A (LIQ: Wells Fargo & Co)	a	0.18%		01/30/14	10,085,000	10,085,000

						11,085,000

Ohio 0.2%
Port of Greater Cincinnati Development Auth
Special Obligation Development RB (Springdale) Series 2006 (LOC: US Bank, NA)		0.50%		02/01/14	8,255,000	8,255,000

Pennsylvania 0.6%
Allegheny Cnty Hospital Development Auth
RB (Univ of Pittsburgh Medical Center) Series 2008A		5.00%		09/01/14	6,855,000	7,072,747

Pennsylvania Higher Educational Facilities Auth
RB (Philadelphia Univ) Series 2004A (ESCROW)		5.25%		06/01/14	2,350,000	2,398,384

Pittsburgh Water & Sewer Auth
Water & Sewer System First Lien Refunding RB Series 2013A		0.75%		09/01/14	6,865,000	6,890,250

Washington Cnty Hospital Auth
Hospital RB (Washington Hospital) Series 2001B (LOC: PNC Bank NA)		0.50%		07/01/14	6,095,000	6,095,000

Hospital RB (Washington Hospital) Series 2007A (LOC: PNC Bank NA)		0.50%		07/01/14	1,900,000	1,900,000

						24,356,381

South Carolina 0.8%
Building Equity Sooner For Tomorrow
Refunding RB (Greenville Cnty SD) Series 2006 (LIQ: Wells Fargo & Co)	a	0.20%		06/12/14	9,615,000	9,615,000

South Carolina Public Service Auth
CP Series A (LIQ: JPMorgan Chase Bank, NA)		0.12%		04/08/14	12,935,000	12,935,000

CP Series D (LIQ: Barclays Bank Plc)		0.13%		01/21/14	5,000,000	5,000,000

CP Series D (LIQ: Barclays Bank Plc)		0.14%		01/23/14	2,000,000	2,000,000

Refunding Revenue Obligations Series 2006C		4.00%		01/01/14	950,000	950,000

Refunding Revenue Obligations Series 2007B		4.00%		01/01/14	550,000	550,000

66 See financial notes

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Refunding Revenue Obligations Series 2007B		5.00%		01/01/14	390,000	390,000

Refunding Revenue Obligations Series 2010B		3.00%		01/01/14	100,000	100,000

Revenue Obligation Series 2004A		5.00%		01/01/14	1,240,000	1,240,000

Revenue Obligations Series 2009B		4.00%		01/01/14	250,000	250,000

						33,030,000

Tennessee 0.2%
Memphis
GO CP Notes Series A (LIQ: Mizuho Bank Ltd)		0.12%		03/19/14	10,000,000	10,000,000

Texas 7.5%
Arlington ISD
Unlimited Tax Refunding Bonds Series 2011 (GTY: TX Permanent School Fund)		3.00%		02/15/14	415,000	416,389

Austin
Combined Utility Systems CP Notes Series A (LOC: State Street Bank & Trust Company, NA; JPMorgan Chase Bank, NA)		0.11%		01/22/14	2,000,000	2,000,000

Combined Utility Systems CP Notes Series A (LOC: State Street Bank & Trust Company, NA; JPMorgan Chase Bank, NA)		0.12%		02/19/14	10,211,000	10,211,000

Combined Utility Systems CP Notes Series A (LOC: State Street Bank & Trust Company, NA; JPMorgan Chase Bank, NA)		0.14%		03/06/14	3,540,000	3,540,000

Combined Utility Systems CP Notes Series A (LOC: State Street Bank & Trust Company, NA; JPMorgan Chase Bank, NA)		0.11%		03/17/14	3,390,000	3,390,000

Combined Utility Systems CP Notes Series A (LOC: State Street Bank & Trust Company, NA; JPMorgan Chase Bank, NA)		0.11%		03/19/14	22,110,000	22,110,000

Water & Wastewater System Refunding RB Series 2006		5.00%		11/15/14	250,000	260,242

Austin ISD
CP Notes Series A1 (LIQ: Sumitomo Mitsui Banking Corp)		0.11%		03/03/14	5,000,000	5,000,000

Boerne ISD
Unlimited Tax GO Bonds Series 2013 (GTY: TX Permanent School Fund)		3.00%		02/01/14	1,000,000	1,002,368

Cedar Hill ISD
Unlimited Tax GO Bonds Series 2013 (GTY: TX Permanent School Fund)		2.00%		02/15/14	1,000,000	1,002,111

Clear Creek ISD
Unlimited Tax Refunding Bonds Series 2012A (GTY: TX Permanent School Fund)		4.00%		02/15/14	1,000,000	1,004,672

Conroe ISD
Unlimited Tax GO Refunding Bonds Series 2006 (GTY: TX Permanent School Fund)		5.00%		02/15/14	100,000	100,553

Unlimited Tax GO Refunding Bonds Series 2012A (GTY: TX Permanent School Fund)		4.00%		02/15/14	1,000,000	1,004,614

Cypress-Fairbanks ISD
Unlimited Tax GO Bonds Series 2004 (GTY: TX Permanent School Fund)		5.50%		02/15/14	250,000	251,556

Dallas
GO Refunding Bonds Series 2005		5.00%		02/15/14	1,415,000	1,423,239

Waterworks & Sewer System CP Series D (LIQ: State Street Bank & Trust Company, NA; Cal St Teachers Retirement Sys)		0.09%		01/15/14	2,500,000	2,500,000

Edinburg Consolidated ISD
Unlimited Tax GO Bonds Series 2008B (GTY: TX Permanent School Fund)		3.50%		02/15/14	175,000	175,656

Unlimited Tax Refunding Bonds Series 2005 (GTY: TX Permanent School Fund)		5.00%		02/15/14	450,000	452,588

See financial notes 67

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Unlimited Tax Refunding Bonds Series 2012 (GTY: TX Permanent School Fund)		2.00%		02/15/14	155,000	155,319

Goose Creek Consolidated ISD
Unlimited Tax GO Bonds Series 2007 (GTY: TX Permanent School Fund)		5.00%		02/15/14	1,000,000	1,005,843

Harris Cnty
TAN Series 2013		1.25%		02/28/14	4,750,000	4,758,359

Toll Road Sub Lien Unlimited Tax Refunding RB Series 2007C (LIQ: Wells Fargo & Co)	a	0.20%		05/01/14	12,880,000	12,880,000

Harris Cnty Cultural Education Facilities Finance Corp
Refunding RB (Methodist Hospital) Series 2009C1		0.18%		02/13/14	14,500,000	14,500,000

Refunding RB (Methodist Hospital) Series 2009C1		0.20%		03/05/14	6,000,000	6,000,000

Refunding RB (Methodist Hospital) Series 2009C1		0.20%		06/04/14	24,000,000	24,000,000

Refunding RB (Methodist Hospital) Series 2009C1		0.18%		08/05/14	12,000,000	12,000,000

Refunding RB (Methodist Hospital) Series 2009C2		0.18%		08/05/14	7,000,000	7,000,000

Houston
GO CP Series E1 (LIQ: JPMorgan Chase Bank, NA)		0.12%		03/12/14	3,500,000	3,500,000

Houston ISD
Limited Tax GO Bonds Series 2008 (GTY: TX Permanent School Fund)		5.00%		02/15/14	150,000	150,858

Jefferson Cnty IDC
RB (Jefferson Refinery) Series 2010 (LOC: Branch Banking & Trust Co)		0.55%		01/15/14	38,700,000	38,700,000

Judson ISD
Unlimited Tax GO & Refunding Bonds Series 2007 (GTY: TX Permanent School Fund)		5.00%		02/01/14	250,000	250,959

Unlimited Tax Refunding Bonds Series 2013 (GTY: TX Permanent School Fund)		2.00%		02/01/14	610,000	610,881

Katy ISD
Unlimited Tax Refunding Bonds Series 2010A (GTY: TX Permanent School Fund)		5.00%		02/15/14	300,000	301,721

Lake Travis ISD
Unlimited Tax Refunding Bonds Series 2013 (GTY: TX Permanent School Fund)		2.00%		02/15/14	715,000	716,538

Lamar Consolidated ISD
Unlimited Tax GO Bonds Series 2007 (GTY: TX Permanent School Fund)		5.00%		02/15/14	100,000	100,561

Loraine ISD
Unlimited Tax GO Bonds Series 2012 (GTY: TX Permanent School Fund)		3.00%		02/15/14	435,000	436,412

Lower Colorado River Auth
Transmission Contract Revenue CP Notes (LOC: State Street Bank & Trust Company, NA; JPMorgan Chase Bank, NA)		0.11%		03/11/14	5,000,000	5,000,000

McAllen ISD
Unlimited Tax GO Refunding Bonds Series 2005 (GTY: TX Permanent School Fund)		5.00%		02/15/14	1,000,000	1,005,759

Midlothian ISD
Unlimited Tax Refunding Bonds Series 2004A (GTY: TX Permanent School Fund)		5.00%		02/15/14	650,000	653,689

North East ISD
Unlimited Tax GO Bonds (GTY: TX Permanent School Fund)		5.00%		02/01/14	150,000	150,579

Northside ISD
Unlimited Tax GO Refunding Bonds Series 2004 (GTY: TX Permanent School Fund)		5.00%		02/15/14	165,000	165,916

68 See financial notes

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Pearland ISD
Unlimited Tax Refunding Bonds Series 2013A (GTY: TX Permanent School Fund)		3.00%		02/15/14	860,000	862,799

Plano ISD
Unlimited Tax Refunding Bonds Series 2010 (GTY: TX Permanent School Fund)		5.00%		02/15/14	645,000	648,718

Royse City ISD
Unlimited Tax GO Bonds Series 2006 (GTY: TX Permanent School Fund)		0.33%		08/15/14	3,260,000	3,253,223

San Antonio
Electric & Gas Systems CP Notes Series A (LIQ: JPMorgan Chase Bank, NA)		0.11%		03/04/14	7,000,000	7,000,000

Electric & Gas Systems CP Notes Series C (LIQ: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.13%		03/06/14	5,500,000	5,500,000

Electric & Gas Systems RB New Series 2006A		5.00%		02/01/14	335,000	336,310

Electric & Gas Systems Refunding RB New Series 2002		5.38%		02/01/14	500,000	502,147

Electric & Gas Systems Refunding RB Series 2002		5.38%		02/01/14	390,000	391,642

Refunding Bonds Series 2005		5.25%		02/01/14	1,245,000	1,250,248

Tax & Revenue Certificates of Obligation Series 2006 (LIQ: Wells Fargo & Co)	a	0.20%		06/26/14	9,038,000	9,038,000

Tax & Revenue Certificates of Obligation Series 2011		4.00%		08/01/14	1,000,000	1,021,846

Water System CP Notes Series A (LIQ: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.13%		03/04/14	8,000,000	8,000,000

Southwest ISD
Unlimited Tax GO Bonds Series 2013 (GTY: TX Permanent School Fund)		2.00%		02/01/14	880,000	881,295

Tarrant Cnty Cultural Education Facilities Finance Corp
RB (Texas Health Resources) Series 2010 (LIQ: Wells Fargo Bank, NA)	a	0.18%		02/06/14	17,555,000	17,555,000

Texas
TRAN 2013	d	2.00%		08/28/14	25,000,000	25,294,190

Water Financial Assistance Bonds Series 2009B		3.00%		08/01/14	600,000	609,754

Texas Public Finance Auth
GO CP Notes Series 2008		0.12%		01/16/14	14,000,000	14,000,000

Refunding RB Series 2004A		5.00%		02/01/14	2,000,000	2,007,966

Unemployment Compensation Assessment RB Series 2003C4		0.12%		01/09/14	5,521,000	5,521,000

Texas Tech Univ
Revenue Financing System CP Notes Series 2012A		0.09%		01/02/14	12,509,000	12,509,000

Valley View ISD
Unlimited Tax Refunding Bonds Series 2006 (GTY: TX Permanent School Fund)		4.00%		02/15/14	200,000	200,853

						306,272,373

Utah 0.4%
Intermountain Power Agency
CP Notes Series B1&B2 (LIQ: JPMorgan Chase Bank, NA)		0.11%		02/12/14	8,000,000	8,000,000

CP Notes Series B1&B2 (LIQ: JPMorgan Chase Bank, NA)		0.12%		02/12/14	7,000,000	7,000,000

						15,000,000

Virginia 0.4%
Norfolk Economic Development Auth
CP Revenue Notes (Sentara Healthcare)		0.12%		01/16/14	5,000,000	5,000,000

See financial notes 69

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Suffolk Economic Development Auth
Hospital Facilities Refunding & RB (Sentara Healthcare) Series 2008 (LIQ: Citibank, NA)	a	0.13%		01/30/14	12,000,000	12,000,000

Virginia Housing Development Auth
Homeownership Mortgage Bonds Series 2010A		2.00%		03/01/14	400,000	401,064

						17,401,064

Washington 0.4%
Washington
GO Bonds Series 2005E		5.00%		01/01/14	625,000	625,000

GO Bonds Series 2007C		5.00%		01/01/14	265,000	265,000

GO Refunding Bonds Series R2005A		5.00%		01/01/14	1,150,000	1,150,000

GO Refunding Bonds Series R2010B		5.00%		01/01/14	100,000	100,000

Washington Health Care Facilities Auth
RB (Fred Hutchinson Cancer Research Center) Series 2009A (GTY/LIQ: Wells Fargo & Co)	a	0.24%		03/06/14	14,995,000	14,995,000

						17,135,000

Wisconsin 0.2%
Oconomowoc Area SD
TRAN Promissory Notes		1.00%		01/30/14	3,150,000	3,151,981

TRAN Promissory Notes		1.00%		08/29/14	5,750,000	5,776,406

						8,928,387

Total Fixed-Rate Securities
(Cost $1,404,650,625)						1,404,650,625

Variable-Rate Securities 68.3% of net assets

Alabama 5.5%
Alabama
GO Bonds Series 2007A (LIQ: Wells Fargo & Co)	a	0.08%		01/07/14	6,749,000	6,749,000

Alabama Municipal Funding Corp
Municipal Funding Notes Series 2006 (LOC: US Bank, NA)		0.07%		01/07/14	10,515,000	10,515,000

Municipal Funding Notes Series 2008A, 2009B&2010A (LOC: US Bank, NA)	d	0.07%		01/07/14	37,840,000	37,840,000

Alabama Public School & College Auth
Capital Improvement Bonds Series 2007 (GTY/LIQ: State Street Bank & Trust Company, NA)	a	0.09%		01/07/14	28,655,000	28,655,000

Alabama Special Care Facility Financing Auth
RB (Ascension Health) Series 2006C2 (LIQ: Bank of America, NA)	a	0.11%		01/07/14	6,180,000	6,180,000

Birmingham Water Works Board
Water RB Series 2011 (LIQ: Deutsche Bank AG)	a	0.14%		01/07/14	8,965,000	8,965,000

Water RB Series 2013B (LIQ: Barclays Bank Plc)	a	0.08%		01/07/14	10,310,000	10,310,000

Columbia IDB
Pollution Control Refunding RB (Alabama Power Co) Series 1999C		0.05%		01/02/14	25,000,000	25,000,000

Mobile Cnty IDA
Gulf Opportunity Zone RB (SSAB Alabama) Series 2011 (LOC: Credit Agricole Corporate and Investment Bank)		0.10%		01/07/14	30,000,000	30,000,000

Recovery Zone Facility RB (SSAB Alabama) Series 2010A (LOC: Swedbank AB)		0.10%		01/07/14	15,960,000	15,960,000

Tuscaloosa Cnty IDA
Gulf Opportunity Zone Bonds (Hunt Refining) Series 2008A (LOC: Citibank, NA)		0.11%		01/07/14	10,000,000	10,000,000

70 See financial notes

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Gulf Opportunity Zone Bonds (Hunt Refining) Series 2008C (LOC: Bank of Nova Scotia)		0.06%		01/07/14	10,000,000	10,000,000

Gulf Opportunity Zone Bonds (Hunt Refining) Series 2011H (LOC: Bank of Nova Scotia)	d	0.06%		01/07/14	25,000,000	25,000,000

						225,174,000

Arizona 0.2%
Arizona Transportation Board
Highway Sub RB Series 2011A (LIQ: Deutsche Bank AG)	a	0.08%		01/07/14	6,695,000	6,695,000

Arkansas 0.1%
Fort Smith
Bonds (Mitsubishi Power Systems Americas) Series 2010 (LOC: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.07%		01/07/14	5,935,000	5,935,000

California 5.0%
California Health Facilities Financing Auth
RB (Providence Health & Services) Series 2009B (LIQ: Wells Fargo & Co)	a	0.08%		01/07/14	14,500,000	14,500,000

RB (Sutter Health) Series 2011D (LIQ: Citibank, NA)	a	0.09%		01/07/14	4,000,000	4,000,000

California Infrastructure & Economic Development Bank
RB (Casa Loma College) Series 2009 (LOC: Comerica Bank)		0.11%		01/07/14	3,600,000	3,600,000

California Pollution Control Financing Auth
RB (Hilmar Cheese) Series 2010 (LOC: CoBank, ACB)		0.06%		01/07/14	5,285,000	5,285,000

Solid Waste Disposal RB (BLT Enterprises of Fremont) Series 2010 (LOC: Union Bank, NA)		0.07%		01/07/14	11,635,000	11,635,000

California Statewide Communities Development Auth
RB (Kaiser Permanente) Series 2002B		0.03%		01/07/14	6,400,000	6,400,000

RB (Kaiser Permanente) Series 2004L		0.03%		01/07/14	17,700,000	17,700,000

RB (Kaiser Permanente) Series 2009C1		0.03%		01/07/14	18,700,000	18,700,000

Carlsbad USD
GO Bonds Series 2009B (LIQ: Wells Fargo & Co)	a	0.10%		01/07/14	655,000	655,000

Coast CCD
GO Bonds Series 2006B (LIQ: Deutsche Bank AG)	a	0.12%		01/07/14	6,005,000	6,005,000

Los Angeles
Wastewater System Refunding RB Series 2005A (LIQ: Citibank, NA)	a	0.08%		01/07/14	3,000,000	3,000,000

Los Angeles CCD
GO Bonds Series 2007A (LIQ: Citibank, NA)	a	0.09%		01/07/14	8,700,000	8,700,000

Los Angeles Cnty Metropolitan Transportation Auth
First Tier Sr Sales Tax Refunding RB Series 2008A3&A4 (GTY/LIQ: Royal Bank of Canada)	a	0.05%		01/07/14	23,500,000	23,500,000

Los Angeles Cnty Sanitation Districts Financing Auth
Sub RB Series 2005B (GTY: Berkshire Hathaway Assurance Corp /LIQ: Deutsche Bank AG)	a	0.14%		01/07/14	6,455,000	6,455,000

Los Angeles USD
GO Refunding Bonds Series 2007A2 (LIQ: Wells Fargo & Co)	a	0.07%		01/07/14	15,200,000	15,200,000

Marin Municipal Water District
Water Sub Lien RB Series 2012A (LIQ: Wells Fargo Bank, NA)	a	0.08%		01/07/14	10,995,000	10,995,000

Peralta CCD
GO Bonds Series 2009C (GTY/LIQ: Wells Fargo & Co)	a	0.08%		01/07/14	11,000,000	11,000,000

San Bernardino CCD
GO Bonds Series B (LIQ: Wells Fargo & Co)	a	0.18%		01/07/14	10,345,000	10,345,000

See financial notes 71

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
San Diego Cnty Regional Transportation Commission
Limited Sales Tax RB Series 2008A (LIQ: JPMorgan Chase Bank, NA)		0.03%		01/07/14	11,380,000	11,380,000

San Francisco
Refunding COP Series 2010A (LIQ: Morgan Stanley Bank NA)	a	0.08%		01/07/14	3,340,000	3,340,000

Sequoia UHSD
GO Bonds Series 2005B (LIQ: JPMorgan Chase Bank, NA)	a	0.09%		01/07/14	2,025,000	2,025,000

Southern California Public Power Auth
Refunding RB (Palo Verde) Series 2008B (LOC: Barclays Bank Plc)		0.04%		01/07/14	1,300,000	1,300,000

William S. Hart UHSD
GO Bonds Series A (GTY/LIQ: Wells Fargo & Co)	a	0.10%		01/07/14	6,975,000	6,975,000

						202,695,000

Colorado 1.8%
Broomfield Urban Renewal Auth
Tax Increment RB (Event Center) Series 2005 (LOC: BNP Paribas)		0.14%		01/07/14	15,480,000	15,480,000

Colorado Educational & Cultural Facilities Auth
RB (Northwestern College) Series 2008A (LOC: BMO Harris Bank NA)		0.07%		01/07/14	6,300,000	6,300,000

Colorado Health Facilities Auth
RB (Sisters of Charity of Leavenworth) Series 2013A (LIQ: Morgan Stanley Bank NA)	a	0.08%		01/07/14	4,000,000	4,000,000

Lafayette
M/F Housing RB (Traditions) Series 2011A (LOC: Freddie Mac)		0.06%		01/07/14	12,450,000	12,450,000

Parker Automotive Metropolitan District
GO Bonds Series 2005 (LOC: US Bank, NA)		0.07%		01/07/14	840,000	840,000

Sheridan Redevelopment Agency
Tax Increment Refunding RB (South Santa Fe Drive) Series 2011A1 (LOC: JPMorgan Chase Bank, NA)		0.11%		01/07/14	9,975,000	9,975,000

Univ of Colorado
Univ Enterprise RB Series 2011A (LIQ: Citibank, NA)	a	0.08%		01/07/14	8,000,000	8,000,000

Univ Enterprise RB Series 2013A (LIQ: Royal Bank of Canada)	a	0.06%		01/07/14	9,000,000	9,000,000

Univ Enterprise Refunding RB Series 2005A (LIQ: US Bank, NA)	a	0.06%		01/07/14	6,135,000	6,135,000

						72,180,000

Connecticut 0.0%
Connecticut HFA
Housing Mortgage Finance Program Bonds Series 2009A2 (LIQ: JPMorgan Chase Bank, NA)		0.04%		01/02/14	300,000	300,000

Delaware 0.1%
Delaware Health Facilities Auth
RB (Christiana Care Health Services) Series 2008A		0.03%		01/02/14	4,820,000	4,820,000

District of Columbia 1.4%
District of Columbia
GO Bonds Series 2007C (LIQ: Deutsche Bank AG)	a	0.07%		01/07/14	8,337,000	8,337,000

GO Bonds Series 2008E (GTY: Berkshire Hathaway Assurance Corp /LIQ: Bank of America, NA)	a	0.11%		01/07/14	3,305,000	3,305,000

District of Columbia HFA
M/F Housing RB (The Yards/D Building) Series 2012 (LOC: Federal Home Loan Bank)		0.06%		01/07/14	4,250,000	4,250,000

District of Columbia Water & Sewer Auth
Public Utility Sub Lien RB Series 2007A (LIQ: Citibank, NA)	a	0.09%		01/07/14	9,500,000	9,500,000

72 See financial notes

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Public Utility Sub Lien Refunding RB Series 2008A (LIQ: Citibank, NA)	a	0.09%		01/07/14	9,360,000	9,360,000

Washington Convention Center Auth
Sr Lien Dedicated Tax Refunding RB Series 2007A (GTY/LIQ: US Bank, NA)	a	0.06%		01/07/14	9,283,000	9,283,000

Sr Lien Dedicated Tax Refunding RB Series 2007A (GTY: Berkshire Hathaway Assurance Corp /LIQ: Credit Suisse AG)	a	0.06%		01/07/14	14,495,000	14,495,000

						58,530,000

Florida 3.5%
Florida Dept of Transportation
Turnpike RB Series 2006A (GTY/LIQ: Wells Fargo & Co)	a	0.08%		01/07/14	12,010,000	12,010,000

Florida Housing Finance Corp
M/F Mortgage RB (Autumn Place Apts) Series 2008K1 (LOC: Federal Home Loan Bank)		0.08%		01/07/14	6,265,000	6,265,000

Florida State Board of Education
Public Education Capital Outlay Bonds Series 2006B (LIQ: US Bank, NA)	a	0.06%		01/07/14	9,960,000	9,960,000

Jacksonville
Capital Projects RB Series 2008A (LOC: Bank of America, NA)		0.05%		01/07/14	7,000,000	7,000,000

Transportation Refunding RB Series 2012A (GTY/LIQ: Wells Fargo Bank, NA)	a	0.08%		01/07/14	5,330,000	5,330,000

JEA
Electric System RB Series Three 2006A (LIQ: JPMorgan Chase Bank, NA)	a	0.08%		01/07/14	6,220,000	6,220,000

Electric System Sub RB Series 2013C (LIQ: Citibank, NA)	a	0.08%		01/07/14	8,565,000	8,565,000

Miami-Dade Cnty
GO Bonds Series 2013A (GTY/LIQ: Royal Bank of Canada)	a	0.06%		01/07/14	13,420,000	13,420,000

Transit System Sales Surtax RB Series 2006 (LIQ: Citibank, NA)	a	0.08%		01/07/14	7,640,000	7,640,000

Orlando Utilities Commission
Utility System Refunding RB Series 2009B (LIQ: Wells Fargo & Co)	a	0.08%		01/07/14	10,090,000	10,090,000

Utility System Refunding RB Series 2011A	b	0.17%		07/29/14	5,000,000	5,000,000

Orlando-Orange Cnty Expressway Auth
RB Series 2007A (GTY: Berkshire Hathaway Assurance Corp /LIQ: Citibank, NA)	a	0.08%		01/07/14	5,000,000	5,000,000

Palm Beach Cnty
RB (Norton Gallery & School of Art) Series 1995 (LOC: Northern Trust Co)		0.08%		01/07/14	3,385,000	3,385,000

Palm Beach Cnty Solid Waste Auth
RB Series 2009A (GTY: Berkshire Hathaway Assurance Corp /LIQ: JPMorgan Chase Bank, NA)	a	0.08%		01/07/14	2,275,000	2,275,000

South Miami Health Facilities Auth
Hospital RB (Baptist Health South Florida) Series 2007 (LIQ: JPMorgan Chase Bank, NA)	a	0.12%		01/07/14	27,180,000	27,180,000

Tallahassee
Energy System RB Series 2007 (LIQ: Citibank, NA)	a	0.08%		01/07/14	9,705,000	9,705,000

Energy System RB Series 2007 (LIQ: JPMorgan Chase Bank, NA)	a	0.08%		01/07/14	4,995,000	4,995,000

						144,040,000

Georgia 1.5%
Barstow Cnty Development Auth
Pollution Control RB (Georgia Power Plant Bowen) First Series 2009	d	0.11%		01/07/14	25,000,000	25,000,000

See financial notes 73

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Burke Cnty Development Auth
Pollution Control RB (Georgia Power Plant Vogtle) First Series 2009		0.05%		01/02/14	8,360,000	8,360,000

Floyd Cnty Development Auth
Pollution Control RB (Georgia Power Plant Hammond) First Series 1996		0.05%		01/02/14	780,000	780,000

Georgia
GO Bonds Series 2007E (LIQ: Wells Fargo & Co)	a	0.08%		01/07/14	5,045,000	5,045,000

Georgia Housing Finance Auth
S/F Mortgage Bonds Series 2013A (LIQ: Deutsche Bank AG)	a	0.08%		01/07/14	2,825,000	2,825,000

Municipal Electric Auth of Georgia
Sub Bonds Series 2008B (LOC: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.05%		01/07/14	7,000,000	7,000,000

Putnam Cnty Development Auth
Pollution Control RB (Georgia Power Co Plant Branch) First Series 1996		0.05%		01/02/14	3,985,000	3,985,000

Pollution Control RB (Georgia Power Co Plant Branch) Second Series 1997		0.05%		01/02/14	6,300,000	6,300,000

						59,295,000

Hawaii 0.5%
Hawaii
GO Bonds Series 2007DJ (LIQ: State Street Bank & Trust Company, NA)	a	0.06%		01/07/14	4,995,000	4,995,000

RB (Hawaiian Electric) Series 2009 (GTY/LIQ: Wells Fargo & Co)	a	0.08%		01/07/14	7,795,000	7,795,000

Hawaii State Housing Finance & Development Corp
M/F Housing RB (Ko’oloa ’ula Apts) Series 2012B (LOC: Federal Home Loan Bank)		0.06%		01/07/14	4,900,000	4,900,000

Honolulu
GO Bonds Series 2012A (LIQ: US Bank, NA)	a	0.06%		01/07/14	3,980,000	3,980,000

						21,670,000

Idaho 0.2%
Idaho Health Facilities Auth
Hospital RB (Trinity Health) Series 2013-ID	b	0.11%		07/29/14	8,110,000	8,110,000

Illinois 7.1%
Bloomington
GO Bonds Series 2004 (LIQ: JPMorgan Chase Bank, NA)		0.10%		01/07/14	10,000,000	10,000,000

Bloomington-Normal Airport Auth
GO Bonds (Central Illinois Regional Airport) Series 2012 (LOC: Northern Trust Co)		0.10%		01/07/14	5,000,000	5,000,000

Bolingbrook
Tax Increment Jr Lien RB Series 2005 (LOC: Sumitomo Mitsui Banking Corp)		0.31%		01/07/14	6,745,000	6,745,000

Chicago
GO Bonds Series 2002B3 (LOC: Royal Bank of Canada)		0.04%		01/02/14	10,175,000	10,175,000

GO Refunding Bonds Series 1993B (GTY: Berkshire Hathaway Assurance Corp /LIQ: Wells Fargo Bank, NA)	a	0.18%		01/07/14	2,090,000	2,090,000

Chicago Park District
Unlimited Tax GO Bonds Series 2010C (LIQ: JPMorgan Chase Bank, NA)	a	0.16%		01/07/14	3,000,000	3,000,000

Harris Cnty Health Facilities Development Corp
Hospital RB (Memorial Hermann Healthcare) Series 2008A1 (GTY/LIQ: Royal Bank of Canada)	a	0.06%		01/07/14	12,000,000	12,000,000

74 See financial notes

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Illinois
GO Bonds Series October 2003B1 (LOC: JPMorgan Chase Bank, NA)		0.05%		01/07/14	8,000,000	8,000,000

GO Bonds Series October 2003B2 (LOC: PNC Bank NA)		0.05%		01/07/14	12,500,000	12,500,000

GO Bonds Series October 2003B3 (LOC: Wells Fargo Bank, NA)		0.05%		01/07/14	6,000,000	6,000,000

GO Bonds Series October 2003B5 (LOC: Royal Bank of Canada)		0.05%		01/07/14	9,000,000	9,000,000

GO Bonds Series October 2003B6 (LOC: Northern Trust Co)		0.05%		01/07/14	7,000,000	7,000,000

Illinois Finance Auth
IDRB (Radiological Society of North America) Series 1997 (LOC: JPMorgan Chase Bank, NA)		0.15%		01/07/14	765,000	765,000

RB (Advocate Health Care) Series 2011B	b	0.18%		07/29/14	11,900,000	11,900,000

RB (Fenwick High School) Series 2007 (LOC: PNC Bank NA)		0.07%		01/07/14	15,635,000	15,635,000

RB (Garrett-Evangelical Theological Seminary) Series 2010 (LOC: Federal Home Loan Bank)		0.06%		01/07/14	4,285,000	4,285,000

RB (Kohl Children’s Museum) Series 2004 (LOC: Northern Trust Co)		0.07%		01/07/14	1,020,000	1,020,000

RB (Lake Forest College) Series 2008 (LOC: Northern Trust Co)		0.07%		01/07/14	2,500,000	2,500,000

RB (Perspectives Charter School) Series 2003 (LOC: BMO Harris Bank NA)		0.10%		01/07/14	4,500,000	4,500,000

RB (Regency Park at Lincolnwood) Series 1991B (ESCROW/LIQ: JPMorgan Chase Bank, NA)	a	0.09%		01/07/14	12,075,000	12,075,000

RB (Trinity Health) Series 2011IL (LIQ: Morgan Stanley Bank NA)	a	0.08%		01/07/14	1,715,000	1,715,000

RB (Univ of Chicago Medical Center) Series 2011C (LIQ: JPMorgan Chase Bank, NA)	a	0.10%		01/07/14	7,670,000	7,670,000

RB (Univ of Chicago Medical Center) Series 2011C (LIQ: Wells Fargo Bank, NA)	a	0.08%		01/07/14	9,560,000	9,560,000

RB (Univ of Chicago) Series 2007 (LIQ: Branch Banking & Trust Co)	a	0.06%		01/07/14	4,855,000	4,855,000

Refunding RB (North Shore Univ Health) Series 2010 (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		01/07/14	2,000,000	2,000,000

Illinois Housing Development Auth
M/F Housing RB (Brookhaven Apts) Series 2008 (LOC: Freddie Mac)		0.13%		01/07/14	8,605,000	8,605,000

Illinois Regional Transportation Auth
GO Bonds Series 2000A (LIQ: Bank of America, NA)	a	0.14%		01/07/14	6,665,000	6,665,000

GO Refunding Bonds Series 1999 (LIQ: Citibank, NA)	a	0.08%		01/07/14	9,900,000	9,900,000

Illinois Toll Highway Auth
Sr RB Series 2013A (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		01/07/14	1,215,000	1,215,000

Sr RB Series 2013A (LIQ: JPMorgan Chase Bank, NA)	a	0.10%		01/07/14	6,185,000	6,185,000

Sr Refunding RB Series 2008A1a (LIQ: JPMorgan Chase Bank, NA)		0.08%		01/07/14	22,700,000	22,700,000

Sr Refunding RB Series 2008A2 (LIQ: JPMorgan Chase Bank, NA)		0.05%		01/07/14	39,800,000	39,800,000

Metropolitan Water Reclamation District of Greater Chicago
GO Refunding Bonds Unlimited Tax Series 2007A (LIQ: State Street Bank & Trust Company, NA)	a	0.06%		01/07/14	10,350,000	10,350,000

Will Cnty Community HSD No. 210
GO Bonds Series 2006 (ESCROW/LIQ: Deutsche Bank AG)	a	0.12%		01/07/14	12,985,000	12,985,000

						288,395,000

Indiana 1.3%
Indiana Finance Auth
Economic Development RB (AC Grain) Series 2012 (LOC: CoBank, ACB)		0.06%		01/07/14	28,500,000	28,500,000

See financial notes 75

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Health System RB (Sisters of St. Francis Health Services) Series 2009A (LIQ: JPMorgan Chase Bank, NA)	a	0.10%		01/07/14	5,000,000	5,000,000

RB (Indiana Univ Health) Series 2011L&M (GTY/LIQ: Royal Bank of Canada)	a	0.06%		01/07/14	8,500,000	8,500,000

Refunding & RB (Trinity Health) Series 2009A (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		01/07/14	2,000,000	2,000,000

Refunding & RB (Trinity Health) Series 2009A&2010B (LIQ: JPMorgan Chase Bank, NA)	a	0.10%		01/07/14	7,050,000	7,050,000

						51,050,000

Iowa 3.0%
Iowa Finance Auth
Health Facilities RB (UnityPoint Health) Series 2013B1 (LOC: Union Bank, NA)		0.05%		01/07/14	4,500,000	4,500,000

Health Facilities RB (UnityPoint Health) Series 2013B2 (LOC: Union Bank, NA)		0.05%		01/07/14	7,500,000	7,500,000

Health Facility RB (Kahl Home) Series 2011 (LOC: JPMorgan Chase Bank, NA)		0.09%		01/07/14	24,300,000	24,300,000

Midwestern Disaster Area RB (Cargill) Series 2009B		0.08%		01/07/14	19,000,000	19,000,000

Midwestern Disaster Area RB (Cargill) Series 2012A		0.07%		01/07/14	17,500,000	17,500,000

Midwestern Disaster Area RB (Farmers Cooperative) Series 2010 (LOC: CoBank, ACB)		0.06%		01/07/14	10,000,000	10,000,000

Midwestern Disaster Area RB (Geneseo Communications) Series 2012 (LOC: US Bank, NA)		0.06%		01/07/14	12,800,000	12,800,000

Midwestern Disaster Area RB (HF Chlor-Alkali) Series 2012 (LOC: US Bank, NA)		0.10%		01/07/14	15,000,000	15,000,000

Iowa Higher Education Loan Auth
Private College Facility RB (Graceland Univ) Series 2003 (LOC: Bank of America, NA)		0.07%		01/07/14	8,940,000	8,940,000

Private College Facility RB (Univ of Dubuque) Series 2004 (LOC: Fifth Third Bank)		0.06%		01/02/14	2,300,000	2,300,000

						121,840,000

Kansas 0.5%
Kansas Development Finance Auth
Hospital Refunding RB (Adventist Health/Sunbelt) Series 2012A (LIQ: Barclays Bank Plc)	a	0.08%		01/07/14	4,535,000	4,535,000

Olathe
Health Facilities RB (Olathe Medical Center) Series 2010B (LOC: Bank of America, NA)		0.06%		01/02/14	10,500,000	10,500,000

Shawnee
M/F Housing Refunding RB (Pinegate West Apts) Series 2008A (LOC: BMO Harris Bank NA)		0.06%		01/07/14	5,375,000	5,375,000

						20,410,000

Kentucky 0.4%
Kentucky Economic Development Finance Auth
RB (Catholic Health Initiatives) Series 2011B3	b	0.21%		07/29/14	14,300,000	14,300,000

Richmond
Lease Program RB Series 2006A (LOC: US Bank, NA)		0.07%		01/07/14	3,580,000	3,580,000

						17,880,000

76 See financial notes

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Louisiana 1.0%
Ascension Parish IDB
RB (BASF SE) Series 2009	d	0.15%		01/07/14	15,000,000	15,000,000

Louisiana
Gasoline & Fuels Tax RB Series 2006A (LIQ: Citibank, NA)	a	0.08%		01/07/14	5,975,000	5,975,000

Louisiana Local Government Environmental Facilities & Community Development Auth
RB (Louise S. McGehee School) Series 2010 (LOC: Federal Home Loan Bank)		0.10%		01/07/14	6,125,000	6,125,000

Louisiana Public Facilities Auth
RB (Dynamic Fuels) Series 2008 (LOC: JPMorgan Chase Bank, NA)		0.04%		01/02/14	6,200,000	6,200,000

St. Tammany Parish Development District
RB (BCS Development) Series 2008 (LOC: Federal Home Loan Bank)		0.10%		01/07/14	3,390,000	3,390,000

RB (Main St Holdings of Tammany) Series 2006A (LOC: Federal Home Loan Bank)		0.10%		01/07/14	5,150,000	5,150,000

						41,840,000

Maine 1.3%
Maine Finance Auth
RB (Foxcroft Academy) Series 2008 (LOC: TD Bank NA)		0.07%		01/07/14	12,000,000	12,000,000

RB (Waynflete School) Series 2007 (LOC: JPMorgan Chase Bank, NA)		0.09%		01/07/14	10,400,000	10,400,000

Maine Health & Higher Educational Facilities Auth
RB Series 2006F (GTY/LIQ: US Bank, NA)	a	0.06%		01/07/14	29,510,000	29,510,000

						51,910,000

Maryland 0.8%
Maryland Health & Higher Educational Facilities Auth
RB (Johns Hopkins Univ) Series 2008A (LIQ: Branch Banking & Trust Co)	a	0.06%		01/07/14	7,610,000	7,610,000

Montgomery Cnty
Economic Development RB (Riderwood Village) Series 2004 (LOC: Manufacturers & Traders Trust Co)		0.08%		01/07/14	4,445,000	4,445,000

RB (George Meany Center For Labor Studies) Series 2004 (LOC: Bank of America, NA)		0.08%		01/07/14	5,000,000	5,000,000

Prince George’s Cnty
Refunding RB (Collington Episcopal Life Care Community) Series 2006B (LOC: Bank of America, NA)		0.07%		01/07/14	13,310,000	13,310,000

Washington Cnty
RB Series 2003E (LOC: PNC Bank NA)		0.05%		01/07/14	4,000,000	4,000,000

						34,365,000

Massachusetts 1.7%
Massachusetts
GO Bonds Consolidated Loan Series 2007A (LIQ: Societe Generale)	a	0.07%		01/07/14	3,845,000	3,845,000

GO Bonds Consolidated Loan Series 2007C (LIQ: Credit Suisse AG)	a	0.09%		01/07/14	1,000,000	1,000,000

GO Bonds Consolidated Loan Series 2012D		0.04%		01/01/14	15,000,000	15,000,000

GO Refunding Bonds Series 2004A (LIQ: JPMorgan Chase Bank, NA)	a	0.08%		01/07/14	2,000,000	2,000,000

Massachusetts Bay Transportation Auth
General Transportation System Bonds Series 2000A2 (LIQ: Bank of America, NA)		0.05%		01/07/14	11,150,000	11,150,000

See financial notes 77

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Sr Sales Tax Bonds Series 2010A	b	0.15%		07/29/14	4,235,000	4,235,000

Massachusetts Development Finance Agency
RB (Jewish Rehabilitation Centers for Living) Series 2011B (LOC: Manufacturers & Traders Trust Co)		0.11%		01/07/14	4,925,000	4,925,000

Massachusetts Health & Educational Facilities Auth
RB (Baystate Medical Center) Series 2009J2 (LOC: JPMorgan Chase Bank, NA)		0.04%		01/02/14	1,900,000	1,900,000

RB (UMass) Series 2007E&F (LIQ: US Bank, NA)	a	0.06%		01/07/14	7,000,000	7,000,000

Massachusetts School Building Auth
Dedicated Sales Tax Bonds Series 2005A (LIQ: Citibank, NA)	a	0.08%		01/07/14	7,000,000	7,000,000

Univ of Massachusetts Building Auth
RB (Univ of Massachusetts) Sr Series 2013-1 (LIQ: Citibank, NA)	a	0.08%		01/07/14	5,840,000	5,840,000

Refunding RB Sr Series 2011-1 (LIQ: Wells Fargo Bank, NA)		0.04%		01/07/14	4,000,000	4,000,000

						67,895,000

Michigan 1.2%
Michigan Finance Auth
Unemployment Obligation Assessment RB Series 2012A (LIQ: Citibank, NA)	a	0.07%		01/07/14	13,335,000	13,335,000

Michigan Higher Education Facilities Auth
Limited Obligation RB (Spring Arbor Univ) Series 2010 (LOC: Comerica Bank)		0.07%		01/07/14	3,500,000	3,500,000

Michigan Housing Development Auth
Rental Housing RB Series 2010A (LIQ: Wells Fargo Bank, NA)	a	0.08%		01/07/14	8,205,000	8,205,000

Michigan State Hospital Finance Auth
RB (Ascension Health) Series 2010	b	0.12%		07/29/14	10,385,000	10,385,000

Michigan State Strategic Fund
Limited Obligation RB (Kroger) Series 2010 (LOC: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.06%		01/07/14	9,500,000	9,500,000

Michigan State Univ
GO Bonds Series 2013A (LIQ: State Street Bank & Trust Company, NA)	a	0.06%		01/07/14	5,000,000	5,000,000

						49,925,000

Minnesota 0.4%
Bloomington
M/F Housing Refunding RB (Bristol Village Apts) Series 2002A1 (LOC: Fannie Mae)		0.07%		01/07/14	3,745,000	3,745,000

Rochester
Health Care Facilities RB (Mayo Foundation) Series 2002B (LIQ: Bank of America, NA)		0.04%		01/07/14	5,000,000	5,000,000

Roseville
Private School Facility RB (Northwestern College) Series 2002 (LOC: BMO Harris Bank NA)		0.07%		01/07/14	5,740,000	5,740,000

						14,485,000

Mississippi 0.2%
Mississippi Development Bank
Special Obligation Bonds (Highway Construction) Series 2012 (LIQ: Credit Suisse AG)	a	0.06%		01/07/14	10,000,000	10,000,000

Missouri 2.1%
Kansas City IDA
M/F Housing Refunding RB (Ethans Apts) Series 2004 (LOC: Citibank, NA)	d	0.09%		01/07/14	29,560,000	29,560,000

78 See financial notes

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Missouri Health & Educational Facilities Auth
Health Facilities RB (Bethesda Health) Series 2013B (LOC: Bank of America, NA)		0.06%		01/02/14	11,200,000	11,200,000

Health Facilities RB (BJC Health System) Series 2013B (GTY/LIQ: Royal Bank of Canada)	a	0.06%		01/07/14	9,000,000	9,000,000

Health Facilities RB (BJC Health System) Series 2013C	b	0.13%		07/29/14	5,000,000	5,000,000

Health Facilities RB (Lutheran Sr Services) Series 2000 (LOC: Bank of America, NA)		0.08%		01/07/14	12,930,000	12,930,000

Health Facilities RB (SSM Health Care) Series 2005D4 (LIQ: JPMorgan Chase Bank, NA)		0.08%		01/07/14	14,000,000	14,000,000

St. Charles Cnty IDA
IDRB (Patriot Machine) Series 2007 (LOC: Federal Home Loan Bank)		0.09%		01/07/14	5,540,000	5,540,000

						87,230,000

Nebraska 1.8%
Custer Cnty
Midwestern Disaster RB (The Andersons) Series 2011 (LOC: US Bank, NA)		0.06%		01/07/14	21,000,000	21,000,000

Omaha Public Power District
Electric System RB Series 2007A (LIQ: Branch Banking & Trust Co)	a	0.07%		01/07/14	22,800,000	22,800,000

South Sioux City
IDRB (NATURES BioReserve) Series 2010 (LOC: Bank of America, NA)		0.17%		01/07/14	25,000,000	25,000,000

Washington Cnty
IDRB (Cargill) Series 2010		0.08%		01/07/14	5,000,000	5,000,000

						73,800,000

Nevada 0.6%
Clark Cnty
Economic Development Refunding RB (Bishop Gorman High School) Series 2011 (LOC: Bank of America, NA)		0.10%		01/07/14	14,900,000	14,900,000

Clark Cnty SD
Limited Tax GO Bonds Series 2006B (GTY/LIQ: State Street Bank & Trust Company, NA)	a	0.06%		01/07/14	10,000,000	10,000,000

Las Vegas Valley Water District
Water Limited Tax GO Bonds Series 2006A (GTY/LIQ: US Bank, NA)	a	0.06%		01/07/14	1,000,000	1,000,000

						25,900,000

New Hampshire 0.2%
New Hampshire Business Finance Auth
Limited Obligation RB (Canam Steel Corp) Series 2010 (LOC: Comerica Bank)		0.14%		01/07/14	9,000,000	9,000,000

New Jersey 0.5%
Garden State Preservation Trust
Open Space & Farmland Preservation Bonds Series 2005A (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		01/07/14	100,000	100,000

New Jersey Economic Development Auth
GO Lease RB (Rutgers Univ) Series 2013 (LIQ: Credit Suisse AG)	a	0.06%		01/07/14	3,500,000	3,500,000

Transportation System Bonds Series 2005B&2006A & School Facilities Construction Refunding Bonds Series 2005K (GTY/LIQ: State Street Bank & Trust Company, NA)	a	0.06%		01/07/14	8,520,000	8,520,000

See financial notes 79

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
New Jersey Transportation Trust Fund Auth
Transportation System Bonds Series 2009A (GTY/LIQ: Wells Fargo & Co)	a	0.08%		01/07/14	6,160,000	6,160,000

						18,280,000

New York 4.9%
Nassau Cnty Interim Finance Auth
Sales Tax Secured Bonds Series 2008B (LIQ: Sumitomo Mitsui Banking Corp)		0.04%		01/07/14	12,000,000	12,000,000

New York City
GO Bonds Fiscal 2006 Series I6 (LOC: Bank of New York Mellon)		0.03%		01/02/14	2,100,000	2,100,000

GO Bonds Fiscal 2006 Series J1 (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		01/07/14	6,115,000	6,115,000

GO Bonds Fiscal 2009 Series B1 (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		01/07/14	1,495,000	1,495,000

GO Bonds Fiscal 2012 Series D3 (LOC: Bank of New York Mellon)		0.03%		01/02/14	3,900,000	3,900,000

New York City Housing Development Corp
M/F Housing RB Series 2009C1 (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		01/07/14	2,000,000	2,000,000

M/F Rental Housing RB (1133 Manhattan Ave) Series 2012A (LOC: Freddie Mac)		0.05%		01/07/14	4,905,000	4,905,000

New York City Municipal Water Finance Auth
Water & Sewer System RB Fiscal 2007 Series CC1 (LIQ: Bank of Nova Scotia)		0.03%		01/02/14	9,430,000	9,430,000

Water & Sewer System RB Fiscal 2008 Series DD (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		01/07/14	7,845,000	7,845,000

Water & Sewer System RB Fiscal 2009 Series DD (LIQ: Citibank, NA)	a	0.09%		01/07/14	1,280,000	1,280,000

Water & Sewer System RB Fiscal 2009 Series GG2 (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		01/07/14	500,000	500,000

Water & Sewer System RB Fiscal 2012 Series A1 (LIQ: Mizuho Bank Ltd)		0.03%		01/02/14	21,390,000	21,390,000

Water & Sewer System RB Fiscal 2012 Series AA (LIQ: Citibank, NA)	a	0.08%		01/07/14	7,000,000	7,000,000

New York City Transitional Finance Auth
Building Aid RB Fiscal 2007 Series S2 (LIQ: Citibank, NA)	a	0.10%		01/07/14	12,300,000	12,300,000

Building Aid RB Fiscal 2008 Series S1 (LIQ: Citibank, NA)	a	0.09%		01/07/14	4,000,000	4,000,000

New York City Trust for Cultural Resources
Refunding RB (American Museum of Natural History) Series 2004A (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		01/07/14	3,700,000	3,700,000

New York Convention Center Development Corp
RB (Hotel Unit Fee Secured) Series 2005 (GTY: Berkshire Hathaway Assurance Corp /LIQ: Credit Suisse AG)	a	0.06%		01/07/14	14,435,000	14,435,000

New York Liberty Development Corp
Liberty RB (1 World Trade Center) Series 2011 (LIQ: JPMorgan Chase Bank, NA)	a	0.08%		01/07/14	25,010,000	25,010,000

RB (Goldman Sachs HQ) Series 2005 (GTY/LIQ: Wells Fargo & Co)	a	0.05%		01/07/14	7,000,000	7,000,000

New York State Dormitory Auth
State Personal Income Tax RB Series 2013A (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		01/07/14	6,000,000	6,000,000

New York State Energy Research & Development Auth
Facilities RB (Consolidated Edison) Series 2005A1 (LOC: Mizuho Bank Ltd)		0.04%		01/07/14	3,100,000	3,100,000

New York State Environmental Facilities Corp
Clean & Drinking Water Revolving Funds RB Series 2012D (LIQ: Barclays Bank Plc)	a	0.07%		01/07/14	4,000,000	4,000,000

80 See financial notes

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
New York State HFA
Housing RB (Related-42nd & 10th) Series 2010A (LOC: Freddie Mac)		0.04%		01/07/14	1,700,000	1,700,000

Housing RB (Riverside Center 2) Series 2013A2 (LOC: Bank of America, NA)		0.05%		01/07/14	10,000,000	10,000,000

New York State Power Auth
RB Series 2007A (LIQ: Citibank, NA)	a	0.10%		01/07/14	6,835,000	6,835,000

New York State Urban Development Corp
State Personal Income Tax RB Series 2004A3A (LIQ: JPMorgan Chase Bank, NA)		0.05%		01/07/14	4,400,000	4,400,000

State Personal Income Tax RB Series 2013A1 (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		01/07/14	2,800,000	2,800,000

State Personal Income Tax RB Series 2013E (LIQ: JP Morgan Chase & Co)	a	0.06%		01/02/14	285,000	285,000

Port Auth of New York & New Jersey
Consolidated Bonds 144th Series (LIQ: Citibank, NA)	a	0.07%		01/07/14	525,000	525,000

Ramapo Housing Auth
RB (Fountainview at College Road) Series 1998 (LOC: Manufacturers & Traders Trust Co)		0.16%		01/07/14	5,795,000	5,795,000

Sales Tax Asset Receivable Corp
RB Fiscal 2005 Series A (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		01/07/14	3,580,000	3,580,000

Triborough Bridge & Tunnel Auth
General RB Series 2003B2 (LOC: Cal St Teachers Retirement Sys)		0.04%		01/07/14	3,900,000	3,900,000

						199,325,000

North Carolina 0.7%
Charlotte
Refunding COP Series 2013G (LIQ: Wells Fargo Bank, NA)		0.05%		01/07/14	3,700,000	3,700,000

Mecklenburg Cnty
GO Refunding Bonds Series 2009D	b	0.16%		07/29/14	9,315,000	9,315,000

North Carolina
Limited Obligation Bonds Series 2008A (LIQ: Branch Banking & Trust Co)	a	0.06%		01/07/14	3,500,000	3,500,000

North Carolina Capital Facilities Finance Agency
RB (Guilford College) Series 2005B (LOC: Branch Banking & Trust Co)		0.07%		01/07/14	7,095,000	7,095,000

North Carolina Medical Care Commission
Hospital Refunding RB (Cone Health) Series 2011B	b	0.18%		07/29/14	5,000,000	5,000,000

Hospital Refunding RB (Wayne Memorial Hospital) Series 2009 (LOC: Branch Banking & Trust Co)		0.07%		01/07/14	1,000,000	1,000,000

						29,610,000

North Dakota 0.2%
Richland Cnty
RB (Minn-Dak Farmers Coop) Series 2010B (LOC: CoBank, ACB)		0.06%		01/07/14	7,000,000	7,000,000

Ohio 0.6%
Allen Cnty
Hospital Facilities Refunding & Improvement RB (Catholic Health Partners) Series 2012A (LIQ: Morgan Stanley Bank NA)	a	0.08%		01/07/14	7,500,000	7,500,000

Franklin Cnty
RB (Children’s Hospital) Series 1992B (LIQ: JPMorgan Chase Bank, NA)		0.16%		01/07/14	900,000	900,000

Northeast Ohio Regional Sewer District
Wastewater RB Series 2013 (LIQ: State Street Bank & Trust Company, NA)	a	0.07%		01/07/14	4,375,000	4,375,000

See financial notes 81

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Ohio
Hospital B (Cleveland Health Clinic) Series 2013A2		0.09%		01/01/14	5,000,000	5,000,000

Ohio State Air Quality Development Auth
Refunding RB (Timken Co) Series 2001 (LOC: Fifth Third Bank)		0.14%		01/07/14	6,400,000	6,400,000

						24,175,000

Oregon 0.4%
Oregon
Business Development RB (Sage Hollow Ranch) Series 223 (LOC: CoBank, ACB)		0.06%		01/07/14	3,000,000	3,000,000

Oregon State Facilities Auth
RB (Providence Health & Services) Series 2013C		0.11%	01/07/14	10/01/14	8,500,000	8,500,000

Portland CCD
GO Bonds Series 2013 (LIQ: Credit Suisse AG)	a	0.11%		01/07/14	3,000,000	3,000,000

						14,500,000

Pennsylvania 2.0%
Allegheny Cnty Hospital Development Auth
RB (Univ of Pittsburgh Medical Center) Series 2010B1&B2 (GTY/LIQ: Royal Bank of Canada)	a	0.06%		01/07/14	5,000,000	5,000,000

RB (Univ of Pittsburgh Medical Center) Series 2010C (LIQ: Royal Bank of Canada)	a	0.06%		01/07/14	7,000,000	7,000,000

RB (Univ of Pittsburgh Medical Center) Series 2010D&F (LIQ: JPMorgan Chase Bank, NA)	a	0.11%	01/07/14	03/20/14	20,000,000	20,000,000

Cumberland Cnty Municipal Auth
RB (Presbyterian Homes) Series 1993A (LOC: Manufacturers & Traders Trust Co)		0.07%		01/07/14	4,000,000	4,000,000

Geisinger Auth
Health System RB (Geisinger Health) Series 2011B (LIQ: JPMorgan Chase Bank, NA)		0.01%		01/02/14	8,515,000	8,515,000

Lancaster Cnty Hospital Auth
RB (Landis Homes Retirement Community) Series 2009 (LOC: Manufacturers & Traders Trust Co)		0.11%		01/07/14	6,580,000	6,580,000

Pennsylvania
GO Bonds Second Series 2013 (LIQ: JP Morgan Chase & Co)	a	0.06%		01/02/14	2,000,000	2,000,000

GO Refunding Bonds Third Series 2004 (LIQ: State Street Bank & Trust Company, NA)	a	0.06%		01/07/14	1,200,000	1,200,000

Pennsylvania HFA
S/F Mortgage RB Series 2009-105C (LIQ: Bank of America, NA)	a	0.09%		01/07/14	3,000,000	3,000,000

Pennsylvania State Univ
Bonds Series 2007A (GTY/LIQ: US Bank, NA)	a	0.06%		01/07/14	2,700,000	2,700,000

Philadelphia IDA
Healthcare RB (Greater Philadelphia Health Action) Series 2008 (LOC: Bank of America, NA)		0.11%		01/07/14	5,710,000	5,710,000

Univ of Pittsburgh
Capital Project Bonds Series 2005A (LIQ: Barclays Bank Plc)	a	0.08%		01/07/14	6,665,000	6,665,000

Capital Project Bonds Series 2009B (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		01/07/14	3,925,000	3,925,000

Univ Capital Project & Refunding Bonds Series 2009C (LIQ: Wells Fargo & Co)	a	0.08%		01/07/14	3,000,000	3,000,000

						79,295,000

82 See financial notes

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

South Carolina 0.5%
Charleston Educational Excellence Financing Corporation
Installment Purchase Refunding RB Series 2013B (LIQ: Credit Suisse AG)	a	0.06%		01/07/14	4,000,000	4,000,000

Cherokee Cnty
IDRB (Newark Electronics Division of D-A Lubricant) Series 1985 (LOC: Bank of America, NA)		0.40%		01/07/14	6,500,000	6,500,000

South Carolina Public Service Auth
Revenue Obligations Series 2007A (LIQ: Citibank, NA)	a	0.08%		01/07/14	6,780,000	6,780,000

Revenue Obligations Series 2013A (LIQ: JPMorgan Chase Bank, NA)	a	0.14%		01/07/14	3,000,000	3,000,000

						20,280,000

Tennessee 1.1%
Blount Cnty Public Building Auth
Local Government Bonds Series E9A (LOC: Branch Banking & Trust Co)		0.07%		01/07/14	8,150,000	8,150,000

Chattanooga IDB
Lease Rental Refunding RB Series 2007 (LIQ: Royal Bank of Canada)	a	0.08%		01/07/14	3,000,000	3,000,000

Clarksville Public Building Auth
Pooled Financing RB (Tennessee Municipal Bond Fund) Series 1995 (LOC: Bank of America, NA)		0.08%		01/07/14	5,990,000	5,990,000

Loudon IDB
Pollution Control Refunding RB (A.E. Staley Manufacturing) Series 1991 (LOC: Citibank, NA)		0.06%		01/07/14	16,200,000	16,200,000

Montgomery Cnty Public Building Auth
Pooled Financing RB (Tennessee Cnty Loan Pool) Series 1995 (LOC: Bank of America, NA)	a	0.08%		01/07/14	3,260,000	3,260,000

Pooled Financing RB (Tennessee Cnty Loan Pool) Series 1997 (LOC: Bank of America, NA)		0.08%		01/07/14	3,070,000	3,070,000

Sevier Cnty Public Building Auth
Local Government RB Series VD1 (LOC: Bank of America, NA)		0.09%		01/07/14	6,300,000	6,300,000

						45,970,000

Texas 6.9%
Austin
Water & Wastewater System Refunding RB Series 2008 (LOC: Bank of Tokyo Mitsubishi UFJ, Ltd; Sumitomo Mitsui Banking Corp)		0.04%		01/07/14	5,000,000	5,000,000

Water & Wastewater System Refunding RB Series 2009A (LIQ: Wells Fargo & Co)	a	0.08%		01/07/14	20,095,000	20,095,000

Beaumont ISD
Unlimited Tax GO Bonds Series 2008 (GTY: TX Permanent School Fund /LIQ: Deutsche Bank AG)	a	0.07%		01/07/14	3,340,000	3,340,000

Dallas Area Rapid Transit
Sr Lien Sales Tax Refunding RB Series 2007 (LIQ: Credit Suisse AG)	a	0.06%		01/07/14	2,500,000	2,500,000

Sr Lien Sales Tax Refunding RB Series 2007 (LIQ: JPMorgan Chase Bank, NA)	a	0.08%		01/07/14	4,465,000	4,465,000

Grand Parkway Transportation Corp
Sub Tier Toll RB Series 2013B (LIQ: Morgan Stanley Bank NA)	a	0.08%		01/07/14	16,000,000	16,000,000

Sub Tier Toll RB Series 2013B (LIQ: State Street Bank & Trust Company, NA)	a	0.07%		01/07/14	7,000,000	7,000,000

See financial notes 83

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Harris Cnty
Toll Road Sr Lien RB Series 2009A (LIQ: Credit Suisse AG)	a	0.06%		01/07/14	9,190,000	9,190,000

Harris Cnty Flood Control District
Contract Tax Bonds Series 2010A (LIQ: Bank of America, NA)	a	0.09%		01/07/14	5,500,000	5,500,000

Harris Cnty Health Facilities Development Corp
RB (Methodist Hospital) Series 2008A2		0.03%		01/02/14	5,400,000	5,400,000

Harris Cnty Metropolitan Transit Auth
Sales & Use Tax Bonds Series 2011A (LIQ: Deutsche Bank AG)	a	0.08%		01/07/14	7,745,000	7,745,000

Sales & Use Tax Bonds Series 2011A (LIQ: Royal Bank of Canada)	a	0.06%		01/07/14	4,500,000	4,500,000

Houston
First Lien Refunding RB Series 2004B3 (LOC: Sumitomo Mitsui Banking Corp)		0.04%		01/07/14	25,500,000	25,500,000

Jr Lien Refunding RB Series 1998A (LIQ: Deutsche Bank AG)	a	0.07%		01/07/14	7,645,000	7,645,000

Houston Community College System
Maintenance Tax Notes Series 2008 (LIQ: Deutsche Bank AG)	a	0.11%		01/07/14	4,100,000	4,100,000

Lower Colorado River Auth
Transmission Contract Refunding RB Series 2009 (GTY/LIQ: Wells Fargo & Co)	a	0.10%		01/07/14	8,050,000	8,050,000

Matagorda Cnty Navigation District No. 1
Pollution Control Refunding RB (Central Power & Light) Series 2001A (GTY/LIQ: Wells Fargo & Co)	a	0.08%		01/07/14	7,500,000	7,500,000

Metropolitan Higher Education Auth
Higher Education RB (Univ of Dallas) Series 2008 (LOC: JPMorgan Chase Bank, NA)		0.07%		01/07/14	10,800,000	10,800,000

New Caney ISD
Unlimited Tax Bonds Series 2006 (GTY: TX Permanent School Fund /LIQ: Credit Suisse AG)	a	0.06%		01/07/14	6,595,000	6,595,000

North East ISD
Unlimited Tax Bonds Series 2007A (GTY: TX Permanent School Fund /LIQ: US Bank, NA)	a	0.06%		01/07/14	8,315,000	8,315,000

Northwest ISD
Unlimited Tax Refunding Bonds Series 2005 (GTY: TX Permanent School Fund /LIQ: US Bank, NA)	a	0.06%		01/07/14	10,000,000	10,000,000

Port Arthur Navigation District IDC
Exempt Facilities RB (Total Petrochemicals & Refining USA) Series 2012A		0.07%		01/07/14	20,000,000	20,000,000

Exempt Facilities RB (Total Petrochemicals & Refining USA) Series 2012B		0.07%		01/07/14	10,000,000	10,000,000

San Antonio
Electric & Gas Systems Refunding RB New Series 2009A (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		01/07/14	4,020,000	4,020,000

Water System Refunding RB Series 2005 (LIQ: Citibank, NA)	a	0.06%		01/07/14	11,550,000	11,550,000

San Antonio Public Facilities Corp
Lease Refunding RB Series 2012 (LIQ: State Street Bank & Trust Company, NA)	a	0.06%		01/07/14	10,005,000	10,005,000

Tarrant Cnty Cultural Education Facilities Finance Corp
RB (Texas Health Resources) Series 2007B (LIQ: Bank of America, NA)	a	0.11%		01/07/14	5,625,000	5,625,000

RB (Texas Health Resources) Series 2008B		0.04%		01/07/14	12,285,000	12,285,000

Texas
GO Bonds Series 2010C (LIQ: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.05%		01/07/14	10,530,000	10,530,000

Texas A&M Univ
Financing System RB Series 2010B (LIQ: Barclays Bank Plc)	a	0.08%		01/07/14	1,500,000	1,500,000

Texas City Industrial Development Corp
IDRB (NRG Energy) Series 2012 (LOC: Bank of America, NA)		0.05%		01/07/14	3,625,000	3,625,000

84 See financial notes

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Univ of Houston
Consolidated Refunding RB Series 2008 (LIQ: Bank of America, NA)	a	0.11%		01/07/14	5,540,000	5,540,000

Univ of Texas
Revenue Financing System Bonds Series 2008B		0.03%		01/07/14	6,145,000	6,145,000

						280,065,000

Utah 0.6%
South Valley Sewer District
Sewer RB Series 2008 (GTY: Berkshire Hathaway Assurance Corp /LIQ: Citibank, NA)	a	0.09%		01/07/14	6,050,000	6,050,000

Utah Housing Corp
M/F Housing RB (Timbergate Apts) Series 2009A (LOC: Freddie Mac)		0.11%		01/07/14	9,375,000	9,375,000

Utah Transit Auth
Sales Tax RB Series 2008A (LIQ: Citibank, NA)	a	0.08%		01/07/14	7,230,000	7,230,000

						22,655,000

Virginia 1.1%
Fairfax Cnty
Sewer RB Series 2012 (GTY/LIQ: US Bank, NA)	a	0.06%		01/07/14	10,000,000	10,000,000

Fairfax Cnty IDA
Health Care RB (Inova Health) Series 2012C	b	0.14%		07/29/14	7,435,000	7,435,000

Health Care RB (Inova Health) Series 2012D (LIQ: Credit Suisse AG)	a	0.06%		01/07/14	2,400,000	2,400,000

Hospital Refunding RB (Inova Health) Series 1993A (LIQ: Credit Suisse AG)	a	0.06%		01/07/14	3,330,000	3,330,000

Norfolk Economic Development Auth
Hospital Facilities RB (Sentara Healthcare) Series 2010C	b	0.18%		07/29/14	9,150,000	9,150,000

Virginia College Building Auth
Educational Facilities RB Series 2006A (LIQ: Wells Fargo & Co)	a	0.08%		01/07/14	4,663,000	4,663,000

Educational Facilities RB Series 2013A (LIQ: JP Morgan Chase & Co)	a	0.14%	01/07/14	02/20/14	5,700,000	5,700,000

						42,678,000

Washington 2.8%
Central Puget Sound Regional Transit Auth
Sales Tax Bonds Series 2007A (LIQ: Branch Banking & Trust Co)	a	0.06%		01/07/14	2,995,000	2,995,000

King Cnty
Sewer RB Series 2007 (LIQ: Citibank, NA)	a	0.08%		01/07/14	9,250,000	9,250,000

Pierce Cnty
Sewer RB 2012 (GTY/LIQ: US Bank, NA)	a	0.06%		01/07/14	12,075,000	12,075,000

Pierce Cnty Economic Development Corp
IDRB (Frederico Enterprises I) Series 2010 (LOC: Rabobank Nederland)		0.11%		01/07/14	4,420,000	4,420,000

Washington
GO Bonds Series R2014A & B (LIQ: JP Morgan Chase & Co)	a	0.12%	01/07/14	03/13/14	12,335,000	12,335,000

GO Refunding Bonds Series 2007A (ESCROW/LIQ: JPMorgan Chase Bank, NA)	a	0.09%		01/07/14	7,995,000	7,995,000

GO Refunding Bonds Series R2010B (LIQ: Bank of America, NA)	a	0.07%		01/07/14	7,000,000	7,000,000

Motor Vehicle Fuel Tax GO Bonds Series 2005C (LIQ: Deutsche Bank AG)	a	0.07%		01/07/14	3,200,000	3,200,000

Washington Health Care Facilities Auth
RB (Catholic Health Initiatives) Series 2013B1	b	0.21%		07/29/14	8,000,000	8,000,000

See financial notes 85

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
RB (Catholic Health Initiatives) Series 2013B2	b	0.21%		07/29/14	7,000,000	7,000,000

RB (MultiCare Health System) Series 2009A (LIQ: Royal Bank of Canada)	a	0.08%		01/07/14	5,000,000	5,000,000

RB (PeaceHealth) Series 2008A (GTY/LIQ: Wells Fargo & Co)	a	0.10%		01/07/14	4,630,000	4,630,000

RB (Providence Health & Services) Series 2012C (LIQ: US Bank, NA)		0.06%		01/07/14	30,000,000	30,000,000

						113,900,000

West Virginia 0.4%
West Virginia Hospital Finance Auth
Refunding & RB (Charleston Area Medical Center) Series 2009A (GTY/LIQ: Wells Fargo & Co)	a	0.08%		01/07/14	15,530,000	15,530,000

Wisconsin 1.5%
Milwaukee Redevelopment Auth
Refunding RB (YMCA of Metropolitan Milwaukee) Series 2010 (LOC: BMO Harris Bank NA)		0.06%		01/07/14	19,625,000	19,625,000

Wisconsin
Appropriation Bonds Series 2009A (LIQ: Barclays Bank Plc)	a	0.08%		01/07/14	12,500,000	12,500,000

Wisconsin Health & Educational Facilities Auth
Health Facilities RB (SSM Health Care) Series 2010A (LIQ: Deutsche Bank AG)	a	0.08%		01/07/14	8,000,000	8,000,000

RB (Ascension Health Alliance) Series 2013B5	b	0.12%		07/29/14	4,885,000	4,885,000

RB (Community Health Network) Series 2004B (LOC: Federal Home Loan Bank)		0.06%		01/07/14	3,925,000	3,925,000

Wisconsin Housing & Economic Development Auth
Housing RB Series 2012B (LIQ: Federal Home Loan Bank)		0.05%		01/07/14	10,240,000	10,240,000

						59,175,000

Wyoming 0.7%
Wyoming Student Loan Corp
Refunding RB Sr Series 2010A3 (LOC: Royal Bank of Canada)		0.05%		01/07/14	30,000,000	30,000,000

Total Variable-Rate Securities
(Cost $2,777,807,000)						2,777,807,000

End of Investments.

At 12/31/13, the tax basis cost of the fund’s investments was $4,182,457,625.

a	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $1,476,810,000 or 36.3% of net assets.
b	Illiquid security. At the period end, the value of these amounted to $109,715,000 or 2.7% of net assets.
c	Delayed-delivery security.
d	All or a portion of this security is designated as collateral for delayed-delivery securities.

86 See financial notes

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings continued

BAN —	Bond anticipation note
CCD —	Community college district
COP —	Certificate of participation
CP —	Commercial paper
CSD —	Central school district
GO —	General obligation
GTY —	Guaranty agreement
HFA —	Housing finance agency/authority
HRA —	Housing & redevelopment authority
HSD —	High school district
IDA —	Industrial development agency/authority
IDB —	Industrial development board
IDC —	Industrial development corporation
IDRB —	Industrial development revenue bond
IRB —	Industrial revenue bond
ISD —	Independent school district
LIQ —	Liquidity agreement
LOC —	Letter of credit
M/F —	Multi-family
RAN —	Revenue anticipation note
RB —	Revenue bond
SD —	School district
S/F —	Single-family
TAN —	Tax anticipation note
TRAN —	Tax and revenue anticipation note
UFSD —	Union free school district
UHSD —	Union high school district
USD —	Unified school district

At December 31, 2013, all of the fund’s investment securities were classified as Level 2. The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended December 31, 2013. The breakdown of the fund’s investments into major categories is disclosed on the portfolio holdings. (See financial note 2(a) for additional information)

See financial notes 87

 Schwab AMT Tax-Free Money Fund

Statement of
Assets and Liabilities
As of December 31, 2013

Assets

Investments, at cost and value (Note 2a)		$4,182,457,625
Cash		35,341
Receivables:
Interest		5,403,620
Fund shares sold		1,719,000
Prepaid expenses	+	33,183

Total assets		4,189,648,769

Liabilities

Payables:
Investments bought		120,767,465
Investment adviser and administrator fees		31,589
Fund shares redeemed		1,834,044
Distributions to shareholders		5,607
Accrued expenses	+	97,533

Total liabilities		122,736,238

Net Assets

Total assets		4,189,648,769
Total liabilities	−	122,736,238

Net assets		$4,066,912,531

Net Assets by Source
Capital received from investors		4,066,912,531

Net Asset Value (NAV) by Shares Class

			Shares
Share Class	Net Assets	÷	Outstanding	=	NAV
Sweep Shares	$3,527,937,551		3,527,138,869		$1.00
Value Advantage Shares	$538,974,980		538,837,180		$1.00

88 See financial notes

 Schwab AMT Tax-Free Money Fund

Statement of
Operations
For the period January 1, 2013 through December 31, 2013

Investment Income

Interest		$6,254,082

Expenses

Investment adviser and administrator fees		12,655,439
Shareholder service fees:
Sweep Shares		11,504,930
Value Advantage Shares		1,262,694
Registration fees		228,643
Portfolio accounting fees		195,857
Custodian fees		86,011
Shareholder reports		58,202
Transfer agent fees		40,717
Independent trustees’ fees		37,452
Professional fees		36,058
Interest expense		1,837
Other expenses	+	79,158

Total expenses		26,186,998
Expense reduction by CSIM and its affiliates	−	20,318,776
Custody credits	−	160

Net expenses	−	5,868,062

Net investment income		386,020

Realized Gains (Losses)

Net realized gains on investments		472,250

Increase in net assets resulting from operations		$858,270

See financial notes 89

 Schwab AMT Tax-Free Money Fund

Statement of
Changes in Net Assets
For the current and prior report periods

Operations

1/1/13-12/31/13			1/1/12-12/31/12
Net investment income		$386,020	$378,166
Net realized gains	+	472,250	161,027

Increase in net assets from operations		858,270	539,193

Distributions to Shareholders

Distributions from net investment income
Sweep Shares		(328,638)	(307,314)
Value Advantage Shares	+	(57,382)	(70,852)

Total distributions from net investment income		(386,020)	(378,166)

Distributions from net realized gains
Sweep Shares		(160,546)	(70,436)
Value Advantage Shares	+	(24,532)	(12,523)

Total distributions from net realized gains		(185,078)	(82,959)

Total distributions		(571,098)	(461,125)

Transactions in Fund Shares*

Shares Sold
Sweep Shares		10,412,500,997	10,494,230,574
Value Advantage Shares	+	185,271,406	118,614,687

Total shares sold		10,597,772,403	10,612,845,261

Shares Reinvested
Sweep Shares		478,123	368,340
Value Advantage Shares	+	71,265	69,768

Total shares reinvested		549,388	438,108

Shares Redeemed
Sweep Shares		(10,407,755,840)	(10,111,723,329)
Value Advantage Shares	+	(271,492,570)	(284,481,853)

Total shares redeemed		(10,679,248,410)	(10,396,205,182)

Net transactions in fund shares		(80,926,619)	217,078,187

Net Assets

Beginning of period		4,147,551,978	3,930,395,723
Total increase or decrease	+	(80,639,447)	217,156,255

End of period		$4,066,912,531	$4,147,551,978

*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.

90 See financial notes

 Schwab Municipal Money Fund and Schwab AMT Tax-Free Money Fund

Financial Notes

1. Business Structure of the Funds:

Each of the funds in this report is a series of The Charles Schwab Family of Funds (the “trust”), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The list below shows all the funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:

The Charles Schwab Family of Funds (organized October 20, 1989)	Schwab Investor Money Fund
Schwab Money Market Fund	Schwab Municipal Money Fund
Schwab Government Money Fund	Schwab AMT Tax-Free Money Fund
Schwab U.S. Treasury Money Fund	Schwab California Municipal Money Fund
Schwab Treasury Obligations Money Fund	Schwab California AMT Tax-Free Money Fund
Schwab Value Advantage Money Fund	Schwab New York AMT Tax-Free Money Fund
Schwab Advisor Cash Reserves	Schwab New Jersey AMT Tax-Free Money Fund
Schwab Cash Reserves	Schwab Pennsylvania Municipal Money Fund
Schwab Retirement Advantage Money Fund	Schwab Massachusetts AMT Tax-Free Money Fund

Schwab Municipal Money Fund offers four share classes: Sweep Shares, Value Advantage Shares, Select Shares and Institutional Shares. Schwab AMT Tax-Free Money Fund offers two share classes: Sweep Shares and Value Advantage Shares. Shares of each class represent interest in the same portfolio, but each class has different expenses and investment minimums.

Shares are bought and sold at closing net asset value per share (“NAV”), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the funds’ Board of Trustees (the “Board”) may authorize the issuance of as many shares as necessary.

Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

(a) Security Valuation:

Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities in the funds are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that

 91

 Schwab Municipal Money Fund and Schwab AMT Tax-Free Money Fund

Financial Notes (continued)

2. Significant Accounting Policies (continued):

asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information. Securities held by money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.

•	Level 3 — significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The levels associated with valuing the funds’ investments as of December 31, 2013 are disclosed in the Portfolio Holdings.

(b) Accounting Policies for certain Portfolio Investments (if held):

Delayed-Delivery Transactions: The funds may buy securities at a predetermined price or yield, with payment and delivery taking place after the customary settlement period for that type of security. The funds will assume the rights and risks of ownership at the time of purchase, including the risk of price and yield fluctuations. Typically, no interest will accrue to a fund until the security is delivered. The funds will earmark or segregate appropriate liquid assets to cover their delayed-delivery purchase obligations.

(c) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.

(d) Investment Income:

Interest income is recorded as it accrues. If a fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes premiums and accretes discounts from the current date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security is callable (meaning that the issuer has the option to pay it off before its maturity date), then the fund amortizes the premium to the security’s call date and price, rather than the maturity date and price.

92

 Schwab Municipal Money Fund and Schwab AMT Tax-Free Money Fund

Financial Notes (continued)

2. Significant Accounting Policies (continued):

(e) Expenses:

Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

For funds offering multiple share classes, the net investment income, other than class specific expenses, and the realized and unrealized gains or losses, are allocated daily to each class in proportion to their average daily net assets.

(f) Distributions to Shareholders:

The funds declare distributions from net investment income, if any, every day they are open for business. These distributions, which are substantially equal to the funds’ net investment income for that day, are paid out to shareholders once a month. The funds make distributions from net realized capital gains, if any, once a year.

(g) Custody Credit:

The funds have an arrangement with their custodian bank, State Street Bank and Trust Company (“State Street”), under which the funds may receive a credit for their uninvested cash balance to offset their custody fees and accounting fees. The credit amounts, if any, are disclosed in the Statement of Operations as a reduction to the funds’ operating expenses.

(h) Accounting Estimates:

The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.

(i) Federal Income Taxes:

The funds intend to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the funds distribute substantially all of their net investment income and realized net capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

(j) Indemnification:

Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.

3. Credit and Liquidity Enhancements:

A substantial portion of the funds’ investments are in securities with credit enhancements and/or liquidity enhancements from financial institutions or corporations. These enhancements are employed by the issuers of the securities to reduce credit risk and provide liquidity for the purchaser. The following table provides detail on the approximate percentage of each fund’s investments in securities with these types of enhancements, as well as the name of the entity providing the largest proportion of enhancements in each fund.

	Schwab	Schwab
	Municipal	AMT Tax-Free
	Money Fund	Money Fund

% of investments in securities with credit enhancements or liquidity enhancements	76%	71%
Largest % of investments in securities with credit enhancements or liquidity enhancements from a single institution	10% (Wells Fargo Group)	12% (JP Morgan Chase Group)

 93

 Schwab Municipal Money Fund and Schwab AMT Tax-Free Money Fund

Financial Notes (continued)

3. Credit and Liquidity Enhancements (continued):

For additional information, please refer to the funds’ Portfolio Holdings.

4. Risk Factors:

Investment Risk. An investment in a fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the funds seek to preserve the value of a shareholder’s investment at $1 per share, it is possible to lose money by investing in the funds.

Interest Rate Risk. Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, a fund’s yield will change over time. During periods when interest rates are low, a fund’s yield (and total return) also will be low. A change in a central bank’s monetary policy or improving economic conditions may result in an increase in interest rates. Rising interest rates may decrease liquidity in the money market securities markets, making it more difficult for a fund to sell its money market investments at a time when the investment adviser might wish to sell such investments. Decreased market liquidity also may make it more difficult to value some or all of a fund’s money market securities holdings. In addition, to the extent a fund makes any reimbursement payments to the investment adviser and/or its affiliates, the fund’s yield would be lower.

Credit Risk. A fund is subject to the risk that a decline in the credit quality of a portfolio investment could cause the fund to lose money or underperform. A fund could lose money if the issuer of a portfolio investment fails to make timely principal or interest payments or if a guarantor or liquidity provider of a portfolio investment fails to honor its obligations. For fixed rate investments, negative perceptions of the ability of an issuer, guarantor or liquidity provider to make payments or otherwise honor its obligations, as applicable, could also cause the price of that investment to decline. The credit quality of a fund’s portfolio holdings can change rapidly in certain market environments and any downgrade or default on the part of a single portfolio investment could cause the fund’s share price or yield to fall. The fund’s investments in securities with credit or liquidity enhancements provided by foreign entities may involve certain risks that are greater than those associated with investments in securities with credit or liquidity enhancements provided by U.S. entities. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. In addition, sovereign risk, or the risk that a government may become unwilling or unable to meet its loan obligations or guarantees, could increase the credit risk of financial institutions connected to that particular country.

Management Risk. Any actively managed mutual fund is subject to the risk that its investment adviser will make poor security selections. A fund’s investment adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results. The investment adviser’s maturity decisions will also affect a fund’s yield, and in unusual circumstances potentially could affect its share price. To the extent that the investment adviser anticipates interest rate trends imprecisely, a fund’s yield at times could lag those of other money market funds.

Liquidity Support Provider Risk. The funds may invest a substantial portion of its assets in securities with guarantees and/or liquidity supports provided by a bank or other financial institution, and the existence and nature of such supports may be a significant factor in the investment adviser’s decision-making process. Generally, these enhancements are employed by the issuers of the securities to reduce credit risk and provide enhanced or back-up liquidity for purchasers, such as the funds. Adverse developments affecting these banks and financial institutions could therefore have a negative effect on the value of a fund’s holdings. For example, a rating agency downgrade of a credit or liquidity support provider may adversely affect the value of securities held by a fund. Any decline in the value of the securities held by a fund could cause the fund’s share price or yield to fall. To the extent that a portion of a fund’s underlying investments are guaranteed by the same bank or financial institution, these risks may be increased.

State and Regional Risk. State and regional factors could affect a fund’s performance. To the extent that a fund invests in securities from a given state or geographic region, its share price and performance could be affected by local, state and regional factors, including erosion of the tax base and changes in the economic climate. National governmental actions, such as elimination of tax-exempt status, also could affect performance. In addition, a municipality or municipal project that relies directly or indirectly on national governmental funding mechanisms may be negatively affected by the national government’s current budgetary constraints.

94

 Schwab Municipal Money Fund and Schwab AMT Tax-Free Money Fund

Financial Notes (continued)

4. Risk Factors (continued):

Investment Concentration Risk. To the extent that a fund invests a substantial portion of its assets in municipal securities financing similar projects, the fund may be more sensitive to adverse economic, business or political developments. A change that affects one project, such as proposed legislation on the financing of the project, a shortage of materials needed for the project, or a declining need for the project, would likely affect all similar projects and the overall municipal securities market.

Taxable Determinations Risk. Some of a fund’s income could be taxable. If certain types of investments a fund buys as tax-exempt are later ruled to be taxable, a portion of the fund’s income could become taxable. This risk, although generally considered low, is somewhat higher for investments that have been structured as municipal money market securities than for investments in other types of municipal money market securities. Any defensive investments in taxable securities or securities whose interest is subject to the federal alternative minimum tax (“AMT”) could generate taxable income. Also, some types of municipal securities produce income that is subject to the AMT.

Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. The market for certain investments may become illiquid due to specific adverse changes in the conditions of a particular issuer or under adverse market or economic conditions independent of the issuer. A fund’s investments in illiquid securities may reduce the returns of the fund because it may be unable to sell the illiquid securities at an advantageous time or price. Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.

Redemption Risk. A fund may experience periods of heavy redemptions that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. Redemptions by a few large investors in a fund may have a significant adverse effect on the fund’s ability to maintain a stable $1.00 share price. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the funds, could face a market-wide risk of increased redemption pressures, potentially jeopardizing the stability of their $1.00 share prices.

Regulatory Risk. The Securities and Exchange Commission (SEC) and other regulators may adopt additional money market fund regulations in the future, which may impact the operation and performance of a fund.

Money Market Risk. The funds are not designed to offer capital appreciation. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.

Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.

5. Affiliates and Affiliated Transactions:

Charles Schwab Investment Management, Inc. (“CSIM” or the “investment adviser”), a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (“Advisory Agreement”) between CSIM and the trust.

For its advisory and administrative services to the funds, CSIM is entitled to receive an annual fee, payable monthly, based on a percentage of each fund’s average daily net assets as follows:

Average Daily Net Assets

First $1 billion	0.35%
More than $1 billion but not exceeding $10 billion	0.32%
More than $10 billion but not exceeding $20 billion	0.30%
More than $20 billion but not exceeding $40 billion	0.27%
Over $40 billion	0.25%

The Board has adopted a Shareholder Servicing and Sweep Administration Plan (the “Plan”) on behalf of the funds. The Plan enables each fund to bear expenses relating to the provision by service providers, including Charles Schwab & Co., Inc. (a broker-dealer affiliate of CSIM, “Schwab”), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the funds. Schwab serves as the funds’ paying agent under the Plan for making payments of the shareholder service fee due to the service providers (other than Schwab). All shareholder service fees paid by the funds to Schwab in its capacity as the funds’ paying agent will be passed through to the service providers, and Schwab will not retain any portion of such fees. The Plan also enables the sweep shares of the funds to pay Schwab for certain sweep administration services, such as processing of automatic purchases and redemptions it provides to fund shareholders invested in the funds.

 95

 Schwab Municipal Money Fund and Schwab AMT Tax-Free Money Fund

Financial Notes (continued)

5. Affiliates and Affiliated Transactions (continued):

Pursuant to the Plan, each fund’s shares are subject to an annual shareholder servicing fee up to the amount set forth in the table below. The shareholder servicing fee paid to a particular service provider is made pursuant to its written agreement with Schwab (or, in the case of payments made to Schwab, pursuant to Schwab’s written agreement with the funds), and the funds will pay no more than the amounts listed in the table below of the average annual daily net asset value of the fund shares owned by shareholders holding shares through such service providers. Sweep shares of the funds are also subject to an annual sweep administration fee up to the amount set forth below. The sweep administration fee paid to Schwab is based on the average daily net asset value of the fund shares owned by shareholders holding shares through Schwab. Payments under the Plan are made as described above regardless of Schwab’s or the service provider’s actual cost of providing the services. If the cost of providing the services under the Plan is less than the payments received, the unexpended portion of the fees may be retained as profit by Schwab or the service provider.

	Shareholder Service Fees	Sweep Administration Fees

Sweep Shares	0.25%	0.10%
Value Advantage Shares	0.22%	n/a
Select Shares	0.22%	n/a
Institutional Shares	0.22%	n/a

Contractual Expense Limitation

CSIM and its affiliates have made an additional agreement with each fund to limit the total annual fund operating expenses charged, excluding interest, taxes, and certain non-routine expenses (“expense limitation”), as follows:

	Schwab	Schwab
	Municipal	AMT Tax-Free
	Money Fund	Money Fund

Sweep Shares*	0.62%	0.62%
Value Advantage Shares*	0.45%	0.45%
Select Shares**	0.35%	n/a
Institutional Shares**	0.24%	n/a

*	CSIM and its affiliates have agreed to limit this share class’s expenses as described above for so long as CSIM serves as the investment adviser to the fund, which may only be amended or terminated with the approval of the Board.
**	Select Shares and Institutional Shares are only offered by Schwab Municipal Money Fund. CSIM and its affiliates have agreed to limit this share class’s expenses as described above through April 29, 2015.

In addition, effective January 1, 2013 through December 31, 2013, CSIM and its affiliates agreed to waive an additional amount of the Schwab Municipal Money Fund’s Select Shares, Value Advantage Shares and Sweep Shares expenses and the Schwab AMT Tax-Free Fund’s Value Advantage Shares and Sweep Shares expenses equal to 0.005% of each fund’s or share class’s average daily net assets.

During the period ended December 31, 2013, the Schwab Municipal Money Fund waived $68,070,207 in expenses of which $16,442,685 was waived in accordance with the contractual expense limitations noted above and the remainder to maintain a positive net yield as noted below. The Schwab AMT Tax-Free Money Fund waived $20,318,776 in expenses of which $3,415,146 was waived in accordance with the contractual expense limitations noted above and the remainder to maintain a positive net yield as noted below.

Voluntary Yield Waiver/Reimbursement

In addition to the contractual expense limitation agreements noted above, CSIM and its affiliates also may waive and/or reimburse expenses to the extent necessary to maintain a positive net yield for each fund or each class of a fund. CSIM and its affiliates may recapture from a fund any of these expenses or fees they have waived and/or reimbursed until the third anniversary of the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. The reimbursement payments by a fund to CSIM and its affiliates are considered “non-routine expenses” and are not subject to any

96

 Schwab Municipal Money Fund and Schwab AMT Tax-Free Money Fund

Financial Notes (continued)

5. Affiliates and Affiliated Transactions (continued):

net operating expense limitations in effect at the time of such payment. This recapture could negatively affect a fund’s future yield. There were no prior year amounts recaptured. As of December 31, 2013, the balance of recoupable expenses is as follows:

	Expiration Date
	December 31, 2014	December 31, 2015	December 31, 2016	Total

Schwab Municipal Money Fund
Sweep Shares	$29,080,911	$37,034,954	$47,544,397	$113,660,262
Value Advantage Shares	1,512,755	1,900,331	2,191,081	5,604,167
Select Shares	303,574	583,445	824,824	1,711,843
Institutional Shares	62,390	329,600	1,067,220	1,459,210
Schwab AMT Tax-Free Money Fund
Sweep Shares	$9,765,098	$12,403,024	$15,229,803	$37,397,925
Value Advantage Shares	1,400,113	1,656,669	1,673,827	4,730,609

As of December 31, 2013, recoupable expenses expired as follows:

Schwab Municipal Money Fund
Sweep Shares	$23,843,079
Value Advantage Shares	1,515,232
Select Shares	13,581
Institutional Shares	—
Schwab AMT Tax-Free Money Fund
Sweep Shares	$7,285,013
Value Advantage Shares	$1,270,414

The funds may engage in direct transactions with certain other Schwab Funds when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and/or officers. For the period ended December 31, 2013, each fund’s total aggregate security transactions with other Schwab Funds were as follows:

Schwab Municipal Money Fund	$169,140,000
Schwab AMT Tax-Free Money Fund	43,710,000

Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate to be charged on a loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review by the Board. The funds had no interfund borrowing or lending activity during the period.

6. Board of Trustees:

The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted in each fund’s Statement of Operations. For information regarding the trustees please refer to Trustees and Officers table at the end of this report.

7. Borrowing from Banks:

The funds have access to custodian overdraft facilities, a committed line of credit of $150 million with State Street, an uncommitted line of credit of $100 million with Bank of America, N.A. and an uncommitted line of credit of $50 million with Brown Brothers Harriman & Co. The funds pay interest on the amounts they borrow at rates that are negotiated periodically. The funds also pay an annual fee to State Street for the committed line of credit.

 97

 Schwab Municipal Money Fund and Schwab AMT Tax-Free Money Fund

Financial Notes (continued)

7. Borrowing from Banks (continued):

There were no borrowings from the lines of credit by the funds during the period. However, the funds may have utilized their overdraft facility and incurred interest expense, which is disclosed in the Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

8. Federal Income Taxes:

As of December 31, 2013, the funds had no undistributed earnings on a tax basis.

Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2013, the funds had no capital loss carryforwards.

For tax purposes, realized net capital losses and late-year ordinary losses incurred after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the year ended December 31, 2013, the funds had no capital losses deferred and no capital losses utilized.

The tax-basis components of distributions paid during the current and prior fiscal years were as follows:

	Schwab	Schwab
	Municipal	AMT Tax-Free
	Money Fund	Money Fund

Current period distributions
Tax-exempt income	$1,352,297	$386,020
Ordinary income	186,073	185,078
Long-term capital gains	263,559	—

Prior period distributions
Tax-exempt income	$1,331,032	$378,166
Ordinary income	260,872	46,619
Long-term capital gains	314,994	36,340

Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes; there were no such differences in the current year. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes. The funds may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.

Permanent book and tax basis differences may result in reclassifications between components of net assets as required. The adjustments will have no impact on net assets or the results of operations. As of December 31, 2013, the funds made the following reclassifications:

	Schwab	Schwab
	Municipal	AMT Tax-Free
	Money Fund	Money Fund

Capital shares	$497,013	$287,172
Net realized capital gains and losses	(497,013)	(287,172)

As of December 31, 2013, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended December 31, 2013, the funds did not incur any interest or penalties.

9. Subsequent Events:

Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.

98

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of:
Schwab Municipal Money Fund
Schwab AMT Tax-Free Money Fund

In our opinion, the accompanying statements of assets and liabilities, including the portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Schwab Municipal Money Fund and Schwab AMT Tax-Free Money Fund (two of the portfolios constituting The Charles Schwab Family of Funds, hereafter referred to as the “Funds”) at December 31, 2013, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2013 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
San Francisco, California
February 14, 2014

 99

Other Federal Tax Information (unaudited)

The funds designate the following percentage of the distributions paid from net investment income as exempt-interest dividends under Internal Revenue Code section 852(b)(5) and under California Revenue and Taxation Code section 17145 for the year ended December 31, 2013.

Percentage

Schwab Municipal Money Fund	100%
Schwab AMT Tax-Free Money Fund	100%

Under Section 852 (b)(3)(C) of the Internal Revenue Code, the funds hereby designate the following amounts as long-term capital gain dividends for the fiscal year ended December 31, 2013:

Schwab Municipal Money Fund	$739,978
Schwab AMT Tax-Free Money Fund	266,590

100

Trustees and Officers

The tables below give information about the trustees and officers of The Charles Schwab Family of Funds, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust. The Fund Complex includes 99 funds.

The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the funds’ Statement of Additional Information, which is available free by calling 1-800-435-4000.

 Independent Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Mariann Byerwalter 1960 Trustee (Trustee of The Charles Schwab Family of Funds since 2000.)	Chairman of JDN Corporate Advisory LLC (advisory services firm) (Oct. 2001 – present).	76	Director, WageWorks, Inc. (2010 – present) Director, Redwood Trust, Inc. (1998 – present) Director, PMI Group Inc. (2001 – 2009)

John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds since 2008.)	Senior Fellow, The Hoover Institution at Stanford University (Oct. 1979 – present); Senior Fellow, Stanford Institute for Economic Policy Research; Professor of Public Policy, Stanford University (Sept. 2000 – present).	76	Director, Gilead Sciences, Inc. (2005 – present) Director, Monaco Coach Corporation (2005 – 2009)

David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds since 2011.)	Private Investor.	76	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present)

Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds since 2011.)	Retired. Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services for consumers and small businesses) (Dec. 2008 – Aug. 2013).	76	Director, KLA-Tencor Corporation (2008 – present)

Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds since 2000.)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (1990 – present).	76	Director, Eaton (2012 – present)
Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – 2013)
Director, Oneok, Inc. (2009 – 2013)
			Lead Independent Director, Board of Cooper Industries (2002 – 2012)

Joseph H. Wender 1944 Trustee (Trustee of The Charles Schwab Family of Funds since 2008.)	Senior Consultant, Goldman Sachs & Co., Inc. (investment banking and securities firm) (Jan. 2008 – present); Partner, Colgin Partners, LLC (vineyards) (February 1998 – present).	76	Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals (1994 – present)

 101

 Interested Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served)	During the Past Five Years	the Trustee	Other Directorships

Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of The Charles Schwab Family of Funds since 1989.)	Chairman and Director, The Charles Schwab Corporation, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc., Charles Schwab Bank, N. A.; Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I, Schwab International Holdings, Inc.; Chief Executive Officer, Schwab Holdings, Inc.; Through June 2007, Director, U.S. Trust Company, N. A., U.S. Trust Corporation, United States Trust Company of New York. Until October 2008, Chief Executive Officer, The Charles Schwab Corporation, Charles Schwab & Co., Inc.	76	None

Walter W. Bettinger II2 1960 Trustee (Trustee of The Charles Schwab Family of Funds since 2008.)	As of October 2008, President and Chief Executive Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation. Since October 2008, Director, The Charles Schwab Corporation. Since May 2008, Director, Charles Schwab & Co., Inc. and Schwab Holdings, Inc. Since 2006, Director, Charles Schwab Bank. Until October 2008, President and Chief Operating Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation. From 2004 through 2007, Executive Vice President and President, Schwab Investor Services. From 2004 through 2005, Executive Vice President and Chief Operating Officer, Individual Investor Enterprise, and from 2002 through 2004, Executive Vice President, Corporate Services.	99	None

 Officers of the Trust

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Marie Chandoha 1961 President and Chief Executive Officer (Officer of The Charles Schwab Family of Funds since 2010.)	Executive Vice President, Charles Schwab & Co., Inc. (Sept. 2010 – present); Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (March 2007 – August 2010).

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of The Charles Schwab Family of Funds since 2004.)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present), Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Treasurer and Chief Financial Officer, Laudus Funds (2006 – present); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – present) and Schwab ETFs (Oct. 2009 – present); Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) Limited (April 2005 – present).

Omar Aguilar 1970 Senior Vice President and Chief Investment Officer – Equities (Officer of The Charles Schwab Family of Funds since 2011.)	Senior Vice President and Chief Investment Officer — Equities, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Equities, Schwab Funds and Laudus Funds (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (May 2009 – April 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).

102

 Officers of the Trust (continued)

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Brett Wander 1961 Senior Vice President and Chief Investment Officer – Fixed Income (Officer of The Charles Schwab Family of Funds since 2011.)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds and Laudus Funds (June 2011 – present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies, Loomis, Sayles & Company (April 2006 – Jan. 2008).

David Lekich 1964 Chief Legal Officer and Secretary (Officer of The Charles Schwab Family of Funds since 2011.)	Senior Vice President (Sept. 2011 – present), Vice President (March 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present), Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (April 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk, Laudus Funds (April 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.

Catherine MacGregor 1964 Vice President and Assistant Secretary (Officer of The Charles Schwab Family of Funds since 2005.)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (March 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009 – present).

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds retirement policy requires that independent trustees retire at age 72 or after twenty years as a trustee, whichever comes first. In addition, the retirement policy requires any independent trustee of Schwab Funds who also serves as an independent trustee of the Laudus Funds to retire from the Boards of the Schwab Funds upon their required retirement date from either the Boards of Trustees of the Schwab Funds or the Laudus Funds, whichever comes first.
[2]	Mr. Schwab and Mr. Bettinger are Interested Trustees because they own stock of The Charles Schwab Corporation, the parent company of the investment adviser.
[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

 103

Glossary

144A securities These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.

Alternative Minimum Tax (AMT) A federal income tax designed to limit the extent to which high-income taxpayers (including individuals, estates, trusts and corporations) can benefit from certain deductions and exemptions. For example, some types of income that are exempt from regular federal income tax are not exempt from the AMT.

bond A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the “coupon rate”) until a specified date (the “maturity date”), at which time the issuer returns the money borrowed (“principal” or “face value”) to the bond holder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.” An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.

bond anticipation notes Obligations sold by a state or local government on a short-term basis in anticipation of the issuance of a longer-term bond in the future.

capital gain, capital loss The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the capital gain or loss is considered unrealized appreciation or depreciation.

commercial paper Promissory notes issued by banks, corporations and other entities to finance short-term credit needs. These securities generally are structured on a discounted basis but sometimes may be interest-bearing notes. Commercial paper, which may be unsecured, is subject to credit risk.

credit-enhanced securities Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security’s value, are designed to help lower the risk of default on a security and may also make the security more liquid.

credit quality The capacity of an issuer to make its interest and principal payments. Federal regulations strictly regulate the credit quality of the securities a money market fund can buy.

credit ratings Debt issuers, including corporations, states and municipalities, may arrange with a recognized independent rating organization, such as Standard & Poor’s, Fitch, Inc., Moody’s Investor Service, and DBRS, to rate their creditworthiness and/or the creditworthiness of their debt issues. For example, an issuer may obtain a long-term rating within the investment grade rating category, which is, from high to low, AAA, AA, A and BBB for Standard & Poor’s, Fitch, and DBRS; and Aaa, Aa, A and Baa for Moody’s.

credit risk The risk that a debt issuer may be unable to pay interest or repay principal to its debt holders.

dollar-weighted average maturity See weighted average maturity.

effective yield A measurement of a fund’s yield that assumes that all interest income is reinvested in additional shares of the fund.

escrow The issuer of an escrowed bond deposits funds in a trust which are verified by a third party to be sufficient to pay the bond’s principal and interest at maturity or at a call date. The funds in the trust are invested in high quality investments, typically US Treasury and Agency obligations which mature at or prior to the bond’s maturity or call date.

expense ratio The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets for the year.

face value The value of a bond, note, mortgage or other security as given on the certificate or instrument. Face value is also referred to as par value or nominal value.

fixed rate notes A security with a fixed rate or coupon and a short maturity (typically within thirteen months). For example, bond, revenue or tax anticipation notes.

Guaranty (GTY) An instrument issued by a financial institution to unconditionally guarantee the repayment of a security’s principal and interest at maturity. The security will typically carry the rating of the institution which provides the guaranty rather than that of the security’s issuer.

illiquid securities Securities are generally considered illiquid if they cannot be disposed of promptly (typically within seven days) and in the ordinary course of business at approximately the amount at which a fund has valued the instruments.

interest Payments to holders of debt securities as compensation for loaning a security’s principal to the issuer.

Letter of Credit (LOC) An instrument issued by a financial institution which unconditionally guarantees the repayment of principal and interest at maturity and upon demand. Many securities known as variable-rate demand obligations (VRDOs) carry LOCs to provide a source of payment to allow the holder of the security to demand repayment after a pre-defined number of days, typically daily or weekly.

Liquidity (LIQ) A liquidity facility is issued by a financial institution to improve the ability of the issuer of the security to meet demands for payment. Many securities known as variable-rate demand obligations (VRDOs) carry liquidity facilities to provide a source of payment to allow the holder of the security to demand repayment after a pre-defined number of days, typically daily or weekly. The issuer of the security must maintain strong long-term ratings and credit characteristics while the liquidity facility is in effect. If the issuer fails to meet certain predetermined financial conditions, the financial institution may terminate its obligation without notice.

liquidity-enhanced security The security’s structure includes a liquidity arrangement that requires an entity other than the issuer (such as a large financial institution) to provide funds to pay a tender under most circumstances. Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities for repayment within a specified time period (usually one day or one week) at any time prior to their final maturity.

maturity The date a debt security is scheduled to be “retired” and its principal amount repaid. The Maturity of an investment will generally reflect the security’s final maturity date unless the security’s structure includes a maturity-shortening provision such as an interest rate reset, demand feature or put feature (the “Effective Maturity Date”). For those securities with a maturity-shortening provision, including variable-rate demand securities, the Maturity is determined by using the Effective Maturity Date, as permitted by Rule 2a-7.

104

money market securities High-quality, short-term debt securities that may be issued by states and local governments and their agencies. Money market securities must have an effective maturity of no longer than 397 days. Examples include bond and tax anticipation notes, commercial paper, variable-rate demand obligations and tender option bonds.

municipal securities Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.

net asset value per share (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding. Money funds seek to maintain a steady NAV of $1.00.

outstanding shares, shares outstanding When speaking of a company or mutual fund, indicates all shares currently held by investors.

restricted securities Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.

revenue anticipation notes Obligations that are issued in expectation of the receipt of revenue, such as income taxes, property taxes, etc.

taxable equivalent yield The yield an investor would need to get from a taxable investment in order to match the yield paid by a given tax-exempt investment, once the effect of all applicable taxes is taken into account. For example, if your tax rate were 25%, a tax-exempt investment paying 4.5% would have a taxable-equivalent yield for you of 6.0% (4.5% ÷ [1 − 0.25%] = 6.0%).

tax anticipation notes Notes that typically are sold to finance the cash flow needs of municipalities in anticipation of the receipt of taxes on a future date.

tender option bond A security which is created by a financial institution by combining a long-term municipal bond with a liquidity facility which converts the long-term bond into a money-market eligible security. Tender option bonds are issued as section 144A securities.

Tier 1, Tier 2 Tier 1 is the highest category of credit quality, Tier 2 the second highest. A security’s tier can be established either by an independent rating organization or by a determination of the investment adviser. Money market fund shares and U.S. government securities are automatically considered Tier 1 securities.

total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

variable rate demand obligations (VRDOs) Securities that have long maturities but which, because of their structure, require them to repay principal plus accrued interest within a specified timeframe (usually one or seven days) upon the demand of the bond holder. Depending on their structure, the repayment may be made by the bond issuer or by a financial institution, such as a highly rated bank.

variable rate demand preferred shares (VRDP) Variable rate demand securities that are issued by single state or national closed-end municipal bond funds, which, in turn, invest primarily in portfolios of tax-exempt municipal bonds. It is anticipated that the interest on VRDPs will be exempt from federal income tax. These securities are considered “municipal money market securities” for purposes of the fund’s investment policy as stated in the prospectus.

weighted average life (WAL) For money market mutual funds as per rule 2a-7, the weighted average life calculation takes into account either the final maturity date for each security held in the portfolio or, when relevant, the date of the next demand feature (when the fund is scheduled to receive payment of principal and interest after a demand). Money funds are required to maintain a weighted average life of no more than 120 days. Weighted average life for all Schwab money market funds is available in each fund’s monthly schedule of portfolio holdings at www.schwabfunds.com/prospectus and also available in each fund’s Form N-MFP on the SEC’s website at www.sec.gov 60 days after the end of the month to which the information pertains.

weighted average maturity (WAM) For money market mutual funds as per rule 2a-7, the maturity date or Effective Maturity Date (see definition of maturity) of all the debt securities in its portfolio, or the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand, calculated as a weighted average. As a rule, the longer a fund’s weighted average maturity, the greater its interest rate risk. Money funds are required to maintain a weighted average maturity of no more than 60 days.

yield The income paid out by an investment, expressed as a percentage of the investments market value.

 105

PRIVACY NOTICE
 THIS IS NOT PART OF THE SHAREHOLDER REPORT

A Commitment to Your Privacy

Your Privacy Is Not for Sale

We do not and will not sell your personal information to anyone, for any reason.

We are committed to protecting the privacy of information we maintain about you. Below are details about our commitment, including the types of information we collect and how we use and share that information. This Privacy Notice applies to you only if you are an individual who invests directly in the funds by placing orders through the funds’ transfer agent. If you place orders through your brokerage account at Charles Schwab & Co., Inc. or an account with another broker-dealer, investment advisor, 401(k) plan, employee benefit plan, administrator, bank or other financial intermediary, you are covered by the privacy policies of that financial institution and should consult those policies.

How We Collect Information About You

We collect personal information about you in a number of ways.

•	APPLICATION AND REGISTRATION INFORMATION.

We collect personal information from you when you open an account or utilize one of our services. We may also collect information about you from third parties such as consumer reporting agencies to verify your identity. The information we collect may include personal information, including your Social Security number, as well as details about your interests, investments and investment experience.

•	TRANSACTION AND EXPERIENCE INFORMATION.

Once your account has been opened, we collect and maintain personal information about your account activity, including your transactions, balances, positions and history. This information allows us to administer your account and provide the services you have requested.

•	WEBSITE USAGE.

When you visit our websites, we may use devices known as “cookies,” graphic interchange format files (GIFs), or other similar web tools to enhance your web experience. These tools help us to recognize you, maintain your web session, and provide a more personalized experience. To learn more, please click the Privacy link on our website.

How We Share and Use Your Information

We provide access to information about you to our affiliated companies, outside companies and other third parties in certain limited circumstances, including:

•	to help us process transactions for your account;

•	when we use other companies to provide services for us, such as printing and mailing your account statements;

•	when we believe that disclosure is required or permitted under law (for example, to cooperate with regulators or law enforcement, resolve consumer disputes, perform credit/authentication checks, or for risk control).

State Laws

We will comply with state laws that apply to the disclosure or use of information about you.

Safeguarding Your Information — Security Is a Partnership

We take precautions to ensure the information we collect about you is protected and is accessed only by authorized individuals or organizations.

Companies we use to provide support services are not allowed to use information about our shareholders for their own purposes and are contractually obligated to maintain strict confidentiality. We limit their use of information to the performance of the specific services we have requested.

We restrict access to personal information by our employees and agents. Our employees are trained about privacy and are required to safeguard personal information.

We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

Contact Us

To provide us with updated information, report suspected fraud or identity theft, or for any other questions, please call the number below.

Schwab Funds® direct investors:  1-800-407-0256

© 2013 Schwab Funds. All rights reserved.

Notes

Notes

Schwab Funds® offers you an extensive family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available Schwab Funds.

Whether you are an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund’s investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

Proxy Voting Policies, Procedures and Results

A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Fund’s website at www.schwabfunds.com/prospectus, the SEC’s website at http://www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabfunds.com/prospectus or the SEC’s website at http://www.sec.gov.

The Schwab Funds Family®

Stock Funds
Schwab Core Equity Fundtm
Schwab Dividend Equity Fundtm
Schwab Large-Cap Growth Fundtm
Schwab Small-Cap Equity Fundtm
Schwab Hedged Equity Fundtm
Schwab Financial Services Fundtm
Schwab Health Care Fundtm
Schwab® International Core Equity Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small Company Index Fund
Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Global Real Estate Fundtm
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab International Index Fund®

Asset Allocation Funds
Schwab Balanced Fundtm
Schwab MarketTrack All Equity Portfoliotm
Schwab MarketTrack Growth Portfoliotm
Schwab MarketTrack Balanced Portfoliotm
Schwab MarketTrack Conservative Portfoliotm
Schwab Target 2010 Fund
Schwab Target 2015 Fund
Schwab Target 2020 Fund
Schwab Target 2025 Fund
Schwab Target 2030 Fund
Schwab Target 2035 Fund
Schwab Target 2040 Fund
Schwab Target 2045 Fund
Schwab Target 2050 Fund
Schwab Target 2055 Fund
Schwab® Monthly Income Fund – Moderate Payout
Schwab® Monthly Income Fund – Enhanced Payout
Schwab® Monthly Income Fund – Maximum Payout

Bond Funds
Schwab Short-Term Bond Market Fundtm
Schwab Intermediate-Term Bond Fundtm
Schwab Total Bond Market Fundtm
Schwab GNMA Fundtm
Schwab® Treasury Inflation Protected Securities Index Fund
Schwab Tax-Free Bond Fundtm
Schwab California Tax-Free Bond Fundtm

Schwab Money Funds
Schwab offers an array of money market funds.1 Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.

[1]	Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105

Funds
Schwab Funds®
P.O. Box 3812, Englewood, CO 80155–3812

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
© 2014 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.
MFR26568-11
00110580

Annual report dated December 31, 2013, enclosed.

Schwab California Municipal Money Fundtm
Schwab California AMT Tax-Free Money Fundtm

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Schwab California Municipal Money Fundtm
Schwab California AMT Tax-Free Money Fundtm

Annual Report
December 31, 2013

In This Report

Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor: Charles Schwab & Co., Inc. (Schwab).

From the President

Marie Chandoha is President and CEO of Charles Schwab Investment Management, Inc. and the funds covered in this report.

For the 12 months ended December 31, 2013, yields on municipal money market securities remained historically low.

Dear Shareholder,

As President and CEO of Charles Schwab Investment Management, Inc., I’d like to thank you for trusting us to help you meet your investment goals, and for reading this annual report concerning the Schwab California Municipal Money Fund and Schwab California AMT Tax-Free Money Fund. These funds are part of our solutions for investing in municipal money market securities, and each fund is designed to offer stability of capital, liquidity, and income.

For the 12 months ended December 31, 2013, yields on municipal money market securities remained historically low. The backdrop for these yields included policies by the Federal Reserve to stimulate the U.S. economy by attempting to hold down interest rates. With modest improvements in the economy, the Fed announced plans to begin “tapering” some of its stimulative policies in 2014. Meanwhile, demand for municipal money market securities remained solid and credit conditions for municipalities generally improved, particularly in California (please see page 3 for details about California’s investment environment).

In related industry matters, the SEC proposed various ideas on reforming money funds in June 2013 that could impact the way in which these funds operate, and the SEC is currently reviewing feedback from the industry. However, the nature and implementation time line of any new rules remain relatively unknown and are subject to a lengthy rule-making and implementation process.

For more information about the Schwab California Municipal Money Fund and Schwab California AMT Tax-Free Money Fund, please continue reading this report. In addition, you can find answers to frequently asked questions and further details about these products by visiting www.schwabfunds.com, or by contacting us at 1-800-435-4000.

Sincerely,

Schwab California Municipal Money Fund & Schwab California AMT Tax-Free Money Fund 1

Fund Management

Kenneth Salinger, CFA, Managing Director and Head of Tax-Exempt Strategies, leads the portfolio management team for Schwab’s national and state-specific tax free bond funds and municipal money market funds. He has also had overall responsibility for all aspects of the management of the funds since 2008. Prior to joining CSIM in 2008, Mr. Salinger was a senior portfolio manager at Wells Capital Management, working on a team that managed municipal bond assets. He worked at American Century Investments from 1992 to 2006, where he was a vice president and senior portfolio manager, responsible for daily management of a number of national and state specific municipal bond funds. Mr. Salinger has worked in fixed-income asset management since 1994.

Kevin Shaughnessy, CFA, Managing Director and Senior Portfolio Manager, is responsible for the day-to-day co-management of the funds. Prior to joining CSIM in 2000, Mr. Shaughnessy spent four years as a portfolio manager at Wells Capital Management, where he was responsible for managing the firm’s California municipal money fund assets, as well as short duration private client assets.

Cameron Ullyatt, CFA, Managing Director and Senior Portfolio Manager, is responsible for the day-to-day co-management of the funds. Prior to joining CSIM in 2008, Mr. Ullyatt was a vice president and portfolio manager at Oppenheimer Funds, where he was responsible for managing the firm’s municipal money fund assets. From 1999 to 2006, Mr. Ullyatt also worked as a credit analyst in Oppenheimer Funds’ municipal bond and money market departments.

2 Schwab California Municipal Money Fund & Schwab California AMT Tax-Free Money Fund

State Investment Environment

California’s financial position is improving with the state’s moderate economic recovery and additional revenues from a tax increase approved by voters in November 2012.

California’s fiscal 2014 budget (7/1/13-6/30/14) was the first projected to be structurally balanced since fiscal 2008. The improved budgetary outlook was largely the result of a temporary increase in personal income taxes and sales taxes, approved by voters in November 2012. The new taxes were projected to yield $6.2 billion in additional general fund revenues in fiscal 2014. However, revenues received through December 2013 were about $2.5 billion ahead of the original projection, with personal income taxes up 6.1% and sales and use taxes above the forecast by 9.2%. Updated projections for the full year anticipate general fund revenues to exceed the budget by about $2.9 billion, or 3.0%. The state now expects to end fiscal 2014 with a $4.2 billion general fund balance, which is equal to 4.3% of annual spending.

On January 9, 2014, Governor Brown introduced his spending plan for fiscal 2015. The budget projects general fund revenues of $104.5 billion and expenditures totaling $106.8 billion, including $1.6 billion set aside in a budget stabilization account. With the help of strong capital gains income, the Governor’s budget proposes paying down over $11 billion of the $24.9 billion outstanding budgetary debt, including $6.4 billion of delayed payments to schools and community colleges. If the budget is adopted as proposed, the state projects ending fiscal 2015 with $2.9 billion of reserves, or 2.7% of annual spending.

As in other states, many of California’s cities, counties, school districts, as well as water and sewer systems, public and private universities, and non-profit health systems issue bonds. Though the current outlook for state funding is brighter, California’s prior budget cuts have had varying impacts on the credit quality of these issuers. Although California school districts and community college districts receive over 50% of their total funding from the state, their general obligation bonds are secured by dedicated local property tax levies and are not paid from state funds. While many local property tax bases are beginning to stabilize or grow, the areas that experienced the most development just prior to the recession have not yet returned to pre-recession levels. Counties are also beginning to see some improvement in their financial positions from growth in their property tax bases and other revenue streams which may allow them to restore some services that were cut in response to prior cuts in state aid.

The outlook for many of California’s cities is also improving, with moderate growth in sales and business taxes. However, they continue to face cost pressures especially in the areas of pensions and healthcare benefits. The cities of Stockton and San Bernardino remain in bankruptcy, and continue to work toward reorganization plans. Stockton and San Bernardino were both centers for the recent housing market boom and bust.

California’s essential service enterprises and healthcare providers, such as the Metropolitan Water District of Southern California, the East Bay Municipal Utility District, the Bay Area Toll Authority and Kaiser Permanente have been generally insulated from the state’s earlier financial difficulties as they pay off their bonds with revenues received from the services they provide to customers.

California’s economy is now recovering from a deep recession at a moderate pace. The state gained 226,200 jobs from November 2012 to November 2013, a 1.6% increase, continuing on from the 295,700 jobs gained in calendar year 2012. California’s unemployment rate declined to 8.5% in November 2013, down from 9.9% in November 2012. That rate placed the state fifth highest in the country and still well above the national average of 7.0%.

Despite its diversified economy and high wealth indicators, California remains relatively weak compared to other states due primarily to its recent structural budget problems. At the end of the report period, the state’s general obligation ratings were A1 from Moody’s Investors Service, A from Standard & Poor’s Ratings Services, and A from Fitch Ratings. Fitch raised its rating from A-in August 2013 and S&P revised its rating outlook to positive in January 2014.

Nothing in this report represents a recommendation of a security by the investment adviser.

Management views and portfolio holdings may have changed since the report date.

Schwab California Municipal Money Fund & Schwab California AMT Tax-Free Money Fund 3

Schwab California Municipal Money Fund™

The Schwab California Municipal Money Fund (the fund) seeks the highest current income that is consistent with stability of capital and liquidity, and is exempt from federal and California personal income tax. To pursue its goal, the fund invests in municipal (muni) money market securities from California issuers and muni agencies around the country, as well as from U.S. territories and possessions. For more information concerning the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.

The fund’s investment adviser and its affiliates voluntarily waived certain fees or expenses for the year ended December 31, 2013, to help the fund maintain a positive net yield.* For more information about the fund’s yield and other important characteristics, please review the charts and footnotes that follow this discussion.

Market Highlights. Securities typically held by muni money market funds experienced strong demand during the year, helping to keep yields near record lows. The strong demand represented interest from traditional buyers as well as growing demand from non-traditional buyers that under more normal conditions purchase taxable money market securities. The reduced supply of taxable money market securities, particularly during the second quarter, drove many of these non-traditional buyers to tax-exempt variable-rate demand obligations (VRDOs) to broaden their investment options, placing downward pressure on the yields of short-term tax-exempt securities.

Generally improving credit conditions represented another important support for muni securities. Although economic growth across the U.S. has been somewhat slow, credit conditions among many municipalities have benefited from generally rising tax revenues and the positive impact of fiscal belt-tightening over the last several years.

This collective backdrop, combined with the Federal Reserve’s commitment to keep the target for the federal funds rate between 0% and 0.25%, translated into historically low yields for muni money market securities. The Securities Industry and Financial Markets Association Municipal Swap Index—a widely used benchmark for yields on muni floating-rate securities—generally ranged between 0.08% and 0.12% for the first quarter of 2013, rose to 0.23% in April (a typical seasonal spike around tax time), and then averaged 0.06% during the second half of the year. For 2013 as a whole, the index averaged 0.09% versus 0.16% in 2012.

Positioning and Strategies. The investment adviser continued to focus on safety and high credit quality while generally maintaining a weighted average maturity (WAM) conservatively longer than many of the fund’s peers. The fund’s WAM began the period at 40 days and shortened throughout the first half of the year to a 12-month low of 28 days in early June due to seasonal supply-and-demand constraints. As one-year muni note supply rose, the investment adviser focused on enhancing the fund’s diversification and credit quality, and WAM was extended to as high as 54 days in September before ending the year at 38 days. In addition, the investment adviser enhanced the fund’s tactical positioning and credit diversification by selectively adding tender option bonds in fixed-rate form.

As of 12/31/13:

 Portfolio Composition By Maturity1

% of investments

1-7 Days	65.9%
8-30 Days	4.0%
31-60 Days	6.5%
61-90 Days	6.7%
91-180 Days	10.7%
More than 180 Days	6.2%
Total	100.0%

 Statistics

Weighted Average Maturity[2]	38 Days
Credit Quality Of Holdings[3] % of portfolio	100% Tier 1
Credit Enhanced Securities % of portfolio	50%

 Portfolio Composition by Security Type4

% of investments

Tender Option Bonds	33.3%
Variable Rate Demand Obligations	35.0%
Commercial Paper	16.4%
Fixed Rate Notes	12.8%
Other	2.5%
Total	100.0%

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Management views and portfolio holdings may have changed since the report date.

*	The investment adviser and its affiliates may recapture expenses or fees they waived under a voluntary yield waiver until the third anniversary of the end of the fiscal year in which such waiver occurs, subject to certain limitations. For more information on the potential impact of such recapture on future yields, see financial note 5.
[1]	As shown in the Portfolio Holdings section of the shareholder report.
[2]	Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
[3]	Based on ratings from Standard & Poor’s Corp., Moody’s Investors Service, Fitch Ratings, and/or DBRS, or, if unrated, is determined to be of comparable quality. The fund may use different ratings provided by other rating agencies for purposes of determining compliance with the fund’s investment policies. The fund itself has not been rated by an independent credit rating agency.
[4]	Portfolio Composition is calculated using the Par Value of Investments.

4 Schwab California Municipal Money Fundtm

Performance and Fund Facts as of 12/31/13

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwabfunds.com/prospectus.

 Weighted Average Maturity Trend for previous 12 months

Money funds must maintain a dollar-weighted average maturity of no longer than 60 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).

 Seven-Day Average Yield Trend for previous 12 months*

 Seven-Day Yields

The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.

	Schwab California Municipal Money Fundtm
	Sweep	Value Advantage
	Shares	Shares®

Ticker Symbol	SWCXX	SWKXX
Minimum Initial Investment[1]	**	$25,000[2]

Seven-Day Yield[3]	0.01%	0.01%

Seven-Day Yield–Without Contractual Expense Limitation[4]	-0.08%	-0.10%

Seven-Day Effective Yield[3]	0.01%	0.01%

Seven-Day Taxable Equivalent Effective Yield[3,5]	0.02%	0.02%

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Portfolio holdings may have changed since the report date.

*	The seven-day average yield for the Sweep Shares and Value Advantage Shares was 0.01% throughout the entire period.
**	Subject to the eligibility terms and conditions of your Schwab account agreement.
[1]	Please see prospectus for further detail and eligibility requirements.
[2]	Minimum initial investment for IRA and custodial accounts is $15,000. Municipal money funds are generally not appropriate investments for IRAs and other tax-deferred accounts. Please consult with your tax advisor about your situation.
[3]	Yield reflects the effect of the fund’s agreement with the investment adviser and its affiliates to limit each share class’ total annual operating expenses to certain levels (contractual expense limitation). In addition, the investment adviser and its affiliates have voluntarily waived expenses in excess of the contractual expense limitation to maintain a positive net yield for certain share classes of the fund (voluntary yield waiver). Without the contractual expense limitation and the voluntary yield waiver, the fund’s yield would have been lower. For additional details, see financial note 5.
[4]	Yield does not reflect the effect of the contractual expense limitation, but does reflect the effect of the voluntary yield waiver. The voluntary yield waiver added 0.50% and 0.35% to the seven-day yields of the Sweep Shares and Value Advantage Shares, respectively.
[5]	Taxable equivalent effective yield assumes a federal regular income tax rate of 43.40%, which includes a Medicare surcharge rate of 3.8%, and effective California state personal income tax rate of 6.96%. Your tax rate may be different.

Schwab California Municipal Money Fundtm 5

Schwab California AMT Tax-Free Money Fund™

The Schwab California AMT Tax-Free Money Fund (the fund) seeks the highest current income exempt from federal and California personal income tax that is consistent with stability of capital and liquidity. To pursue its goal, the fund invests in municipal (muni) money market securities from California issuers and muni agencies around the country, as well as from U.S. territories and possessions. For more information concerning the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.

The fund’s investment adviser and its affiliates voluntarily waived certain fees or expenses for the year ended December 31, 2013, to help the fund maintain a positive net yield.* For more information about the fund’s yield and other important characteristics, please review the charts and footnotes that follow this discussion.

Market Highlights. Securities typically held by muni money market funds experienced strong demand during the year, helping to keep yields near record lows. The strong demand represented interest from traditional buyers as well as growing demand from non-traditional buyers that under more normal conditions purchase taxable money market securities. The reduced supply of taxable money market securities, particularly during the second quarter, drove many of these non-traditional buyers to tax-exempt variable-rate demand obligations (VRDOs) to broaden their investment options, placing downward pressure on the yields of short-term tax-exempt securities.

Generally improving credit conditions represented another important support for muni securities. Although economic growth across the U.S. has been somewhat slow, credit conditions among many municipalities have benefited from generally rising tax revenues and the positive impact of fiscal belt-tightening over the last several years.

This collective backdrop, combined with the Federal Reserve’s commitment to keep the target for the federal funds rate between 0% and 0.25%, translated into historically low yields for muni money market securities. The Securities Industry and Financial Markets Association Municipal Swap Index—a widely used benchmark for yields on muni floating-rate securities—generally ranged between 0.08% and 0.12% for the first quarter of 2013, rose to 0.23% in April (a typical seasonal spike around tax time), and then averaged 0.06% during the second half of the year. For 2013 as a whole, the index averaged 0.09% versus 0.16% in 2012.

Positioning and Strategies. The investment adviser continued to focus on safety and high credit quality while carefully managing the fund’s weighted average maturity (WAM) as conditions evolved. Facing seasonal supply and demand constraints, the fund’s WAM shortened from 41 days as the year began to as low as 25 days in late May. As one-year muni note supply rose during the summer, the investment adviser focused on enhancing the fund’s diversification and credit quality, and the fund’s WAM was extended, reaching a high of 54 days in September and ending the year at 48 days. In addition, the investment adviser enhanced the fund’s tactical positioning and credit diversification by selectively adding tender option bonds in fixed-rate form.

As of 12/31/13:

 Portfolio Composition By Maturity1

% of investments

1-7 Days	63.4%
8-30 Days	1.9%
31-60 Days	8.6%
61-90 Days	2.1%
91-180 Days	14.0%
More than 180 Days	10.0%
Total	100.0%

 Statistics

Weighted Average Maturity[2]	48 Days
Credit Quality Of Holdings[3] % of portfolio	100% Tier 1
Credit Enhanced Securities % of portfolio	36%

 Portfolio Composition by Security Type4

% of investments

Tender Option Bonds	40.2%
Variable Rate Demand Obligations	21.8%
Commercial Paper	14.2%
Fixed Rate Notes	21.6%
Other	2.2%
Total	100.0%

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Management views and portfolio holdings may have changed since the report date.

*	The investment adviser and its affiliates may recapture expenses or fees they waived under a voluntary yield waiver until the third anniversary of the end of the fiscal year in which such waiver occurs, subject to certain limitations. For more information on the potential impact of such recapture on future yields, see financial note 5.
[1]	As shown in the Portfolio Holdings section of the shareholder report.
[2]	Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
[3]	Based on ratings from Standard & Poor’s Corp., Moody’s Investors Service, Fitch Ratings, and/or DBRS, or, if unrated, is determined to be of comparable quality. The fund may use different ratings provided by other rating agencies for purposes of determining compliance with the fund’s investment policies. The fund itself has not been rated by an independent credit rating agency.
[4]	Portfolio Composition is calculated using the Par Value of Investments.

6 Schwab California AMT Tax-Free Money Fundtm

Performance and Fund Facts as of 12/31/13

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwabfunds.com/prospectus.

 Weighted Average Maturity Trend for previous 12 months

Money funds must maintain a dollar-weighted average maturity of no longer than 60 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).

 Seven-Day Average Yield Trend for previous 12 months

 Seven-Day Yields

The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.

Schwab California AMT Tax-Free Money Fundtm
Value Advantage
Shares®

Ticker Symbol	SNKXX
Minimum Initial Investment[1]	$25,000[2]

Seven-Day Yield[3]	0.01%

Seven-Day Yield–Without Contractual Expense Limitation[4]	-0.23%

Seven-Day Effective Yield[3]	0.01%

Seven-Day Taxable Equivalent Effective Yield[3,5]	0.02%

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Portfolio holdings may have changed since the report date.

[1]	Please see prospectus for further detail and eligibility requirements.
[2]	Minimum initial investment for IRA and custodial accounts is $15,000. Municipal money funds are generally not appropriate investments for IRAs and other tax-deferred accounts. Please consult with your tax advisor about your situation.
[3]	Yield reflects the effect of the fund’s agreement with the investment adviser and its affiliates to limit the fund’s total annual operating expenses to certain levels (contractual expense limitation). In addition, the investment adviser and its affiliates have voluntarily waived expenses in excess of the contractual expense limitation to maintain a positive net yield for the fund (voluntary yield waiver). Without the contractual expense limitation and the voluntary yield waiver, the fund’s yield would have been lower. For additional details, see financial note 5.
[4]	Yield does not reflect the effect of the contractual expense limitation, but does reflect the effect of the voluntary yield waiver. The voluntary yield waiver added 0.33% to the seven-day yield.
[5]	Taxable equivalent effective yield assumes a federal regular income tax rate of 43.40%, which includes a Medicare surcharge rate of 3.8%, and effective California state personal income tax rate of 6.96%. Your tax rate may be different.

Schwab California AMT Tax-Free Money Fundtm 7

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

As a fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees; and (2) ongoing costs, including management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning July 1, 2013 and held through December 31, 2013.

Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled “Expenses Paid During Period.”

Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s or share class’ actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in a fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio[1]	Account Value	(Net of Expenses)	During Period[2]
	(Annualized)	at 7/1/13	at 12/31/13	7/1/13–12/31/13

Schwab California Municipal Money Fundtm
Sweep Shares
Actual Return	0.10%	$1,000.00	$1,000.10	$0.50
Hypothetical 5% Return	0.10%	$1,000.00	$1,024.70	$0.51
Value Advantage Shares®
Actual Return	0.10%	$1,000.00	$1,000.10	$0.50
Hypothetical 5% Return	0.10%	$1,000.00	$1,024.70	$0.51

Schwab California AMT Tax-Free Money Fundtm
Actual Return	0.11%	$1,000.00	$1,000.20	$0.55
Hypothetical 5% Return	0.11%	$1,000.00	$1,024.65	$0.56

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights which covers a 12-month period.
[2]	Expenses for each fund or share class are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days of the period, and divided by 365 days of the fiscal year.

8 Schwab California Municipal Money Fund & Schwab California AMT Tax-Free Money Fund

Schwab California Municipal Money Fund™

Financial Statements

Financial Highlights

	1/1/13–		1/1/12–		1/1/11–		1/1/10–		1/1/09–
Sweep Shares	12/31/13		12/31/12		12/31/11		12/31/10		12/31/09

Per-Share Data ($)

Net asset value at beginning of period	1.00		1.00		1.00		1.00		1.00

Income (loss) from investment operations:
Net investment income (loss)	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]
Net realized and unrealized gains (losses)	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]

Total from investment operations	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]
Less distributions:
Distributions from net investment income	(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]
Distributions from net realized gains	(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]

Total distributions	(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]

Net asset value at end of period	1.00		1.00		1.00		1.00		1.00

Total return (%)	0.01		0.02		0.01		0.02		0.10

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.13	[2]	0.19	[2]	0.25	[2]	0.33	[2]	0.54	[2,3]
Gross operating expenses	0.69		0.69		0.69		0.69		0.72
Net investment income (loss)	0.01		0.01		0.01		0.01		0.10
Net assets, end of period ($ x 1,000,000)	6,081		6,137		5,641		5,507		5,517

	1/1/13–		1/1/12–		1/1/11–		1/1/10–		1/1/09–
Value Advantage Shares	12/31/13		12/31/12		12/31/11		12/31/10		12/31/09

Per-Share Data ($)

Net asset value at beginning of period	1.00		1.00		1.00		1.00		1.00

Income (loss) from investment operations:
Net investment income (loss)	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]
Net realized and unrealized gains (losses)	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]

Total from investment operations	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]
Less distributions:
Distributions from net investment income	(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]
Distributions from net realized gains	(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]

Total distributions	(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]

Net asset value at end of period	1.00		1.00		1.00		1.00		1.00

Total return (%)	0.01		0.02		0.01		0.02		0.18

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.13	[2]	0.19	[2]	0.26	[2]	0.33	[2]	0.47	[2,3]
Gross operating expenses	0.56		0.56		0.56		0.56		0.59
Net investment income (loss)	0.01		0.01		0.01		0.01		0.20
Net assets, end of period ($ x 1,000,000)	751		853		1,071		1,399		2,213

1 Per-share amount was less than $0.01.
2 Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation. (See financial note 5)
3 The ratio of net operating expenses would have been 0.51% for Sweep Shares and 0.43% for Value Advantage Shares, respectively, if certain non-routine expenses (participation fees for the Treasury’s Temporary Guarantee Program for Money Market Funds) had not been incurred.

See financial notes 9

 Schwab California Municipal Money Fund

Portfolio Holdings as of December 31, 2013

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also files a complete schedule of portfolio holdings with the SEC monthly on Form N-MFP which is available 60 days after the end of the month to which the information pertains. A monthly schedule of portfolio holdings is also available by visiting the fund’s website at www.schwabfunds.com/prospectus along with a link to the fund’s Form N-MFP filings on the SEC’s website.

For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the effective maturity and maturity date are the same, the date will appear in the maturity date column.

		Cost	Value
Holdings by Category		($)	($)

34.8%	Fixed-Rate Securities	2,378,398,312	2,378,398,312
67.5%	Variable-Rate Securities	4,608,051,156	4,608,051,156

102.3%	Total Investments	6,986,449,468	6,986,449,468
(2.3%)	Other Assets and Liabilities, Net		(153,914,795)

100.0%	Net Assets		6,832,534,673

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Fixed-Rate Securities 34.8% of net assets

California 34.8%
ABAG Finance Auth
RB (Sharp HealthCare) Series 2011A (GTY/LIQ: Wells Fargo Bank, NA)	a	0.24%		03/06/14	16,750,000	16,750,000

Alameda Cnty Jt Powers Auth
Lease Revenue CP Notes Series A (LOC: Union Bank, NA)		0.12%		03/11/14	10,000,000	10,000,000

Bay Area Toll Auth
Toll Bridge RB Series 2009F1 (LIQ: Wells Fargo & Co)	a	0.20%		04/17/14	29,770,000	29,770,000

Beverly Hills Public Finance Auth
Lease Refunding RB Series 2013A		3.00%		06/01/14	1,300,000	1,314,914

California
Economic Recovery Bonds Series 2004A		5.25%		07/01/14	7,600,000	7,788,667

GO Bonds		5.00%		02/01/14	100,000	100,394

GO Bonds		5.00%		03/01/14	4,525,000	4,560,138

GO Bonds		5.25%		03/01/14	100,000	100,806

GO Bonds		5.00%		04/01/14	100,000	101,146

GO Bonds		5.00%		06/01/14	280,000	285,467

GO Bonds		5.00%		08/01/14	100,000	102,747

GO Bonds		5.00%		09/01/14	550,000	567,255

GO Bonds		4.00%		10/01/14	430,000	442,033

GO Bonds		5.00%		12/01/14	100,000	104,219

GO Bonds (GTY/LIQ: Wells Fargo Bank, NA)	a	0.24%		03/06/14	25,720,000	25,720,000

GO CP Series 2011A1 (LOC: Wells Fargo Bank, NA; Cal St Teachers Retirement Sys)		0.11%		01/08/14	19,420,000	19,420,000

GO CP Series 2011A2 (LOC: Royal Bank of Canada)		0.12%		01/14/14	18,000,000	18,000,000

GO CP Series 2011A2 (LOC: Royal Bank of Canada)		0.08%		02/10/14	36,765,000	36,765,000

GO CP Series 2011A2 (LOC: Royal Bank of Canada)		0.11%		03/04/14	15,000,000	15,000,000

GO CP Series 2011A2 (LOC: Royal Bank of Canada)		0.11%		03/06/14	26,000,000	26,000,000

GO CP Series 2011A4 (LOC: Morgan Stanley Bank NA)		0.08%		01/15/14	9,700,000	9,700,000

10 See financial notes

 Schwab California Municipal Money Fund

Portfolio Holdings continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
GO Refunding Bonds		5.00%		03/01/14	200,000	201,537

GO Refunding Bonds		5.00%		05/01/14	555,000	563,619

GO Refunding Bonds		5.00%		08/01/14	2,375,000	2,440,586

GO Refunding Bonds		4.00%		09/01/14	275,000	281,773

GO Refunding Bonds (GTY/LIQ: Wells Fargo & Co)	a	0.24%		03/20/14	50,000	50,000

RAN 2013-2014 Series A1		2.00%		05/28/14	51,600,000	51,972,343

RAN 2013-2014 Series A2		2.00%		06/23/14	105,350,000	106,232,666

Various Purpose GO Bonds		4.00%		09/01/14	550,000	563,514

California Dept of Water Resources
Power Supply RB Series 2010L		5.00%		05/01/14	225,000	228,525

Power Supply RB Series 2010M		5.00%		05/01/14	15,000,000	15,241,733

California Health Facilities Financing Auth
RB (Kaiser Permanente) Series 2006E		0.20%		07/08/14	25,000,000	25,000,000

RB (St. Joseph Health) Series 2009B		5.00%		07/01/14	5,300,000	5,425,990

California Infrastructure & Economic Development Bank
RB (Cal ISO Corp) Series 2009A (GTY/LIQ: Wells Fargo & Co)	a	0.24%		03/06/14	10,045,000	10,045,000

RB (Sanford Consortium) Series 2010A (LIQ: Wells Fargo Bank, NA)	a	0.18%		02/06/14	14,245,000	14,245,000

California Public Works Board
Lease RB (Coalinga State Hospital) Series 2004A (ESCROW)		5.00%		06/01/14	1,500,000	1,529,474

Lease RB (Coalinga State Hospital) Series 2004A (ESCROW)		5.50%		06/01/14	5,790,000	5,914,061

California School Cash Reserve Program Auth
Bonds 2013-2014 Series H		2.00%		06/02/14	8,900,000	8,966,465

Sr Bonds 2013-2014 Series B		2.00%		06/02/14	5,595,000	5,636,783

California State Univ
CP Series A (LOC: State Street Bank & Trust Company, NA; JPMorgan Chase Bank, NA)		0.12%		01/06/14	12,055,000	12,055,000

CP Series A (LOC: State Street Bank & Trust Company, NA; JPMorgan Chase Bank, NA)		0.12%		01/07/14	9,500,000	9,500,000

CP Series A (LOC: State Street Bank & Trust Company, NA; JPMorgan Chase Bank, NA)		0.11%		02/03/14	16,633,000	16,633,000

CP Series A (LOC: State Street Bank & Trust Company, NA; JPMorgan Chase Bank, NA)		0.11%		02/04/14	9,544,000	9,544,000

CP Series A (LOC: State Street Bank & Trust Company, NA; JPMorgan Chase Bank, NA)		0.10%		03/04/14	2,200,000	2,200,000

California Statewide Communities Development Auth
RB (Cottage Health) Series 2010 (GTY/LIQ: Wells Fargo Bank, NA)	a	0.24%		03/06/14	36,045,000	36,045,000

RB (Kaiser Permanente) Series 2004E		0.15%		02/03/14	11,300,000	11,300,000

RB (Kaiser Permanente) Series 2004E		0.20%		02/05/14	18,300,000	18,300,000

RB (Kaiser Permanente) Series 2004E		0.20%		06/02/14	21,000,000	21,000,000

RB (Kaiser Permanente) Series 2004I		0.20%		06/04/14	8,000,000	8,000,000

RB (Kaiser Permanente) Series 2004I		0.19%		09/04/14	10,000,000	10,000,000

RB (Kaiser Permanente) Series 2004K		0.20%		05/01/14	12,400,000	12,400,000

RB (Kaiser Permanente) Series 2004K		0.20%		05/05/14	20,000,000	20,000,000

RB (Kaiser Permanente) Series 2006D		0.20%		05/01/14	26,500,000	26,500,000

RB (Kaiser Permanente) Series 2008B		0.11%		04/01/14	4,000,000	4,000,000

RB (Kaiser Permanente) Series 2008B		0.20%		04/03/14	48,000,000	48,000,000

RB (Kaiser Permanente) Series 2008B		0.18%		08/07/14	10,000,000	10,000,000

RB (Kaiser Permanente) Series 2008C		0.17%		07/17/14	18,000,000	18,000,000

RB (Kaiser Permanente) Series 2009B3		0.20%		02/07/14	3,500,000	3,500,000

See financial notes 11

 Schwab California Municipal Money Fund

Portfolio Holdings continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
RB (Kaiser Permanente) Series 2009B6		0.18%		07/09/14	14,000,000	14,000,000

Coast CCD
GO Bonds Series 2006B (LIQ: Wells Fargo & Co)	a	0.20%		06/12/14	12,020,000	12,020,000

Contra Costa Water District
Extendible CP		0.13%	02/05/14	07/06/14	10,945,000	10,945,000

Dublin USD
GO Bonds Series 2004E (LIQ: Wells Fargo & Co)	a	0.20%		04/17/14	33,750,000	33,750,000

East Bay Municipal Utility District
Wastewater System Extendible CP		0.14%	01/22/14	07/14/14	15,000,000	15,000,000

Water System Extendible CP		0.13%	01/14/14	06/21/14	36,700,000	36,700,000

Water System Extendible CP		0.14%	02/06/14	07/07/14	13,000,000	13,000,000

Water System Extendible CP		0.14%	01/22/14	07/14/14	20,800,000	20,800,000

Water System Extendible CP		0.12%	02/11/14	08/03/14	15,600,000	15,600,000

Water System Extendible CP		0.09%	01/28/14	08/31/14	26,400,000	26,400,000

Water System Extendible CP		0.11%	03/04/14	08/31/14	20,000,000	20,000,000

Foothill-Eastern Transportation Corridor Agency
Toll Road Refunding RB Series 1999 (ESCROW)		0.01%		02/01/14	10,000,000	3,862,900

Toll Road Refunding RB Series 1999 (ESCROW)		0.37%		02/01/14	85,780,000	31,163,016

Toll Road Refunding RB Series 1999 (ESCROW)		5.80%		02/01/14	19,000,000	19,274,740

Toll Road Refunding RB Series 1999 (ESCROW)		5.85%		02/01/14	13,000,000	13,187,460

Toll Road Refunding RB Series 1999 (ESCROW)		5.88%		02/01/14	79,000,000	80,153,400

Golden Gate Bridge, Highway & Transportation District
CP Series A		0.11%		03/04/14	30,500,000	30,500,000

Grossmont-Cuyamaca CCD
GO Refunding Bonds 2008		0.35%		08/01/14	5,640,000	5,628,563

Imperial Irrigation District
Electric System Refunding RB Series 2011B (GTY/LIQ: Wells Fargo Bank, NA)	a	0.18%		01/16/14	15,825,000	15,825,000

Long Beach CCD
GO Bonds Series 2007D (LIQ: Wells Fargo & Co)	a	0.24%		03/06/14	25,100,000	25,100,000

Los Angeles
TRAN Series 2013B		2.00%		05/01/14	30,000,000	30,180,245

TRAN Series 2013C		2.00%		06/26/14	35,000,000	35,306,416

Los Angeles Cnty
TRAN 2013-2014		2.00%		06/30/14	72,380,000	73,027,946

Los Angeles Cnty Capital Asset Leasing Corp
Lease Revenue CP Notes Series A (LOC: JPMorgan Chase Bank, NA)		0.10%		03/12/14	24,350,000	24,350,000

Lease Revenue CP Notes Series C (LOC: Wells Fargo Bank, NA)		0.12%		02/12/14	13,000,000	13,000,000

Lease Revenue CP Notes Series C (LOC: Wells Fargo Bank, NA)		0.11%		03/04/14	40,000,000	40,000,000

Lease Revenue CP Notes Series C (LOC: Wells Fargo Bank, NA)		0.10%		03/05/14	22,600,000	22,600,000

Lease Revenue CP Notes Series C (LOC: Wells Fargo Bank, NA)		0.10%		03/10/14	34,000,000	34,000,000

Los Angeles Cnty Metropolitan Transportation Auth
First Tier Sr Sales Tax RB Series 2005A		5.00%		07/01/14	100,000	102,362

Sr Sales Tax RB Series 2013B		2.00%		07/01/14	3,730,000	3,764,311

Los Angeles Cnty Schools Pooled Financing Program
Pooled Financing Program 2012-2013 TRAN Series C2		2.00%		01/31/14	5,000,000	5,007,353

Los Angeles Dept of Airports
Airport Sr RB Series 2012A		3.00%		05/15/14	1,000,000	1,010,337

Los Angeles Dept of Water & Power
Power System RB Series 2005A1		4.00%		07/01/14	100,000	101,827

12 See financial notes

 Schwab California Municipal Money Fund

Portfolio Holdings continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Los Angeles Harbor Dept
CP Notes Series A1,B1&C1 (LIQ: Mizuho Bank Ltd)		0.12%		04/02/14	10,000,000	10,000,000

CP Notes Series A1,B1&C1 (LIQ: Mizuho Bank Ltd)		0.12%		04/03/14	15,000,000	15,000,000

CP Notes Series A2,B2&C2 (LIQ: Wells Fargo Bank, NA)		0.14%		03/04/14	10,000,000	10,000,000

CP Notes Series A2,B2&C2 (LIQ: Wells Fargo Bank, NA)		0.12%		04/02/14	2,500,000	2,500,000

Los Angeles Municipal Improvement Corp
Lease Revenue CP Series A1 (LOC: Wells Fargo Bank, NA)		0.11%		02/11/14	10,566,000	10,566,000

Lease Revenue CP Series A1 (LOC: Wells Fargo Bank, NA)		0.11%		02/12/14	3,000,000	3,000,000

Lease Revenue CP Series A1 (LOC: Wells Fargo Bank, NA)		0.11%		03/18/14	25,000,000	25,000,000

Lease Revenue CP Series A2 (LOC: JPMorgan Chase Bank, NA)		0.11%		02/11/14	9,500,000	9,500,000

Lease Revenue CP Series A2 (LOC: JPMorgan Chase Bank, NA)		0.11%		04/08/14	13,325,000	13,325,000

Lease Revenue CP Series A3 (LOC: Bank of the West)		0.11%		01/15/14	15,000,000	15,000,000

Marin Cnty
COP Series 2010 (LIQ: Wells Fargo Bank, NA)	a	0.18%		01/16/14	11,070,000	11,070,000

Milpitas USD
TRAN 2013		1.50%		06/30/14	5,000,000	5,032,027

Mt. Diablo USD
GO Bonds Series 2012E (GTY/LIQ: Wells Fargo Bank, NA)	a	0.24%		03/06/14	17,275,000	17,275,000

Oakland
GO Bonds Series 2009B (GTY/LIQ: Wells Fargo & Co)	a	0.20%		04/17/14	8,060,000	8,060,000

Placentia-Yorba Linda USD
GO Bonds Series 2008B (LIQ: Wells Fargo & Co)	a	0.20%		04/17/14	26,815,000	26,815,000

Riverside Cnty
Teeter Obligation Notes Series 2013D		2.00%		10/15/14	14,000,000	14,197,699

TRAN 2013-2014 Series A		2.00%		03/31/14	5,000,000	5,022,462

TRAN 2013-2014 Series B		2.00%		06/30/14	50,000,000	50,447,775

Sacramento
TRAN 2013		2.00%		06/27/14	29,630,000	29,890,701

Sacramento Municipal Utility District
CP Notes Series K1 (LOC: JPMorgan Chase Bank, NA)		0.10%		04/08/14	19,500,000	19,500,000

CP Notes Series L1 (LOC: Barclays Bank Plc)		0.10%		03/04/14	10,000,000	10,000,000

San Bernardino Cnty
TRAN 2013-2014 Series A		2.00%		06/30/14	39,000,000	39,349,264

San Diego CCD
GO Bonds Series 2011 (LIQ: Wells Fargo Bank, NA)	a	0.18%		02/13/14	6,100,000	6,100,000

San Diego Cnty & SDs Pool Program
TRAN Series 2013B1		2.00%		01/31/14	6,050,000	6,058,990

TRAN Series 2013B2		2.00%		04/30/14	6,025,000	6,059,902

San Diego Cnty Regional Airport Auth
Sub Revenue CP Notes Series A&B (LOC: Lloyds Bank Plc)		0.14%		01/10/14	19,924,000	19,924,000

San Diego Cnty Water Auth
CP Series 5 (LIQ: Wells Fargo Bank, NA)		0.10%		03/05/14	16,000,000	16,000,000

CP Series 5 (LIQ: Wells Fargo Bank, NA)		0.10%		04/07/14	23,000,000	23,000,000

CP Series 6 (LIQ: Citibank, NA)		0.08%		02/05/14	10,000,000	10,000,000

CP Series 6 (LIQ: Citibank, NA)		0.12%		02/13/14	25,000,000	25,000,000

CP Series 7 (LIQ: JPMorgan Chase Bank, NA)		0.12%		01/07/14	6,250,000	6,250,000

CP Series 7 (LIQ: JPMorgan Chase Bank, NA)		0.11%		03/04/14	6,250,000	6,250,000

CP Series 7 (LIQ: JPMorgan Chase Bank, NA)		0.11%		04/04/14	10,000,000	10,000,000

CP Series 7 (LIQ: JPMorgan Chase Bank, NA)		0.10%		04/08/14	30,000,000	30,000,000

San Diego USD
TRAN 2013-2014 Series A1		2.00%		01/31/14	25,000,000	25,037,663

TRAN 2013-2014 Series A2		2.00%		06/30/14	25,000,000	25,224,326

See financial notes 13

 Schwab California Municipal Money Fund

Portfolio Holdings continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
San Francisco
GO Refunding Bonds Series 2008R1		5.00%		06/15/14	250,000	255,351

Refunding COP (Moscone Center North) Series 2011B		4.00%		09/01/14	4,400,000	4,510,637

San Francisco Airport Commission
Second Series Refunding RB Series 2009A (GTY/LIQ: Wells Fargo Bank, NA)	a	0.24%		03/06/14	9,995,000	9,995,000

Second Series Refunding RB Series 2011C (GTY/LIQ: Wells Fargo Bank, NA)	a	0.23%		02/06/14	13,045,000	13,045,000

Second Series Refunding RB Series 34C		5.00%		05/01/14	20,200,000	20,507,932

Sub CP Notes Series A3,B3&C3 (LOC: Royal Bank of Canada)		0.15%		06/18/14	2,150,000	2,150,000

San Francisco Cnty Transportation Auth
CP Series A&B (LOC: Wells Fargo Bank, NA)		0.12%		03/11/14	18,756,000	18,756,000

San Francisco Public Utilities Commission
Water Refunding RB Series 2006B		5.00%		11/01/14	400,000	415,801

San Francisco USD
TRAN Series 2013A		2.00%		08/14/14	35,000,000	35,392,019

San Jose Redevelopment Agency
Sub Tax Allocation RB Series 1996A (LOC: JPMorgan Chase Bank, NA)		0.15%		05/16/14	10,400,000	10,400,000

Sub Tax Allocation RB Series 2003B (LOC: JPMorgan Chase Bank, NA)		0.15%		05/16/14	3,600,000	3,600,000

San Mateo Cnty CCD
GO Bonds Series 2005B (LIQ: Wells Fargo & Co)	a	0.18%		01/16/14	10,330,000	10,330,000

GO Bonds Series 2005B&2006A (LIQ: Wells Fargo & Co)	a	0.20%		06/12/14	16,655,000	16,655,000

Santa Barbara Cnty
TRAN 2013-2014 Series A		2.00%		06/30/14	13,850,000	13,974,034

Santa Clara Cnty
TRAN 2013-2014		1.25%		06/30/14	21,000,000	21,110,998

Santa Clara Cnty Financing Auth
Refunding Lease RB Series 2007K (GTY/LIQ: US Bank, NA)	a	0.21%		01/23/14	47,205,000	47,205,000

Santa Cruz Cnty
TRAN 2013-2014		2.00%		07/02/14	22,000,000	22,199,210

Southern California Metropolitan Water District
Water Refunding RB Series 2003A		5.00%		07/01/14	100,000	102,340

Water Refunding RB Series 2009E		3.75%		07/01/14	1,000,000	1,017,609

Water Refunding RB Series 2012E1		2.50%		10/01/14	4,495,000	4,545,579

Turlock Irrigation District
Sub Revenue CP Series A (LOC: Bank of America, NA)		0.14%		02/13/14	25,000,000	25,000,000

Univ of California
General RB Series 2007J (LIQ: Wells Fargo & Co)	a	0.20%		06/19/14	18,300,000	18,300,000

General RB Series 2009O		5.00%		05/15/14	200,000	203,524

Medical Center Pooled RB Series 2008D		5.00%		05/15/14	100,000	101,738

Ventura Cnty Public Financing Auth
Lease Revenue CP (LOC: Wells Fargo Bank, NA)		0.10%		03/03/14	13,700,000	13,700,000

Total Fixed-Rate Securities
(Cost $2,378,398,312)						2,378,398,312

Variable-Rate Securities 67.5% of net assets

California 62.6%
ABAG Finance Auth
M/F Housing RB (Bachenheimer Building) Series 2002A (LOC: Fannie Mae)		0.06%		01/07/14	7,620,000	7,620,000

14 See financial notes

 Schwab California Municipal Money Fund

Portfolio Holdings continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
M/F Housing RB (Crossing Apts) Series 2002A (LOC: Fannie Mae)		0.05%		01/07/14	9,000,000	9,000,000

M/F Housing RB (Darling Florist Building) Series 2002A (LOC: Fannie Mae)		0.06%		01/07/14	4,710,000	4,710,000

M/F Housing RB (GAIA Building) Series 2000A (LOC: Fannie Mae)		0.06%		01/07/14	12,165,000	12,165,000

M/F Housing RB (La Terrazza Apts) Series 2002A (LOC: Fannie Mae)		0.06%		01/07/14	8,295,000	8,295,000

M/F Housing RB (Mountain View Apts) Series 1997A (LOC: Comerica Bank)		0.15%		01/07/14	4,850,000	4,850,000

M/F Housing Refunding RB (The Berkeleyan) Series 2003A (LOC: Fannie Mae)		0.06%		01/07/14	5,790,000	5,790,000

Alameda Cnty IDA
RB (California Brazing) Series 2011 (LOC: Wells Fargo Bank, NA)		0.10%		01/07/14	2,895,000	2,895,000

RB (Plastikon Industries) Series 2000A (LOC: Comerica Bank)		0.12%		01/07/14	2,700,000	2,700,000

Alameda-Contra Costa School Financing Auth
COP Series N (LOC: Federal Home Loan Bank)		0.03%		01/07/14	9,555,000	9,555,000

Anaheim Housing Auth
M/F Housing RB (Casa Granada Apts) Series 1997A (LOC: Fannie Mae)		0.07%		01/07/14	2,895,000	2,895,000

M/F Housing RB (Port Trinidad Apts) Series 1997C (LOC: Fannie Mae)		0.07%		01/07/14	1,640,000	1,640,000

M/F Housing Refunding RB (Sage Park) Series 1998A (LOC: Fannie Mae)		0.05%		01/07/14	5,500,000	5,500,000

Anaheim Public Financing Auth
Electric System RB Series 2009A (LIQ: Citibank, NA)	a	0.07%		01/07/14	7,500,000	7,500,000

Electric System Second Lien RB Series 2004 (GTY: Berkshire Hathaway Assurance Corp /LIQ: Morgan Stanley Bank NA)	a	0.08%		01/07/14	2,795,000	2,795,000

Bakersfield
Wastewater Refunding RB Series 2012A (LIQ: JPMorgan Chase Bank, NA)		0.08%		01/07/14	15,500,000	15,500,000

Bay Area Toll Auth
Toll Bridge RB Series 2006F (ESCROW/LIQ: Citibank, NA)	a	0.07%		01/07/14	16,985,000	16,985,000

Toll Bridge RB Series 2006F (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		01/07/14	2,915,000	2,915,000

Toll Bridge RB Series 2007C1 (LIQ: Bank of America, NA)	a	0.08%		01/07/14	4,910,000	4,910,000

Toll Bridge RB Series 2007F (ESCROW/LIQ: JPMorgan Chase Bank, NA)	a	0.07%		01/07/14	7,245,000	7,245,000

Toll Bridge RB Series 2007F, 2008F1&2009F1 (ESCROW/LIQ: Morgan Stanley Bank NA)	a	0.08%		01/07/14	12,462,156	12,462,156

Toll Bridge RB Series 2008F1 (LIQ: Citibank, NA)	a	0.07%		01/07/14	5,000,000	5,000,000

Toll Bridge RB Series 2008F1 (LIQ: Wells Fargo & Co)	a	0.10%		01/07/14	9,880,000	9,880,000

Toll Bridge RB Series 2009F1 (LIQ: Bank of America, NA)	a	0.06%		01/07/14	13,870,000	13,870,000

Toll Bridge RB Series 2009F1 (LIQ: Bank of America, NA)	a	0.09%		01/07/14	7,705,000	7,705,000

California
Economic Recovery Bonds Series 2004C4 (LOC: JPMorgan Chase Bank, NA)		0.01%		01/02/14	1,600,000	1,600,000

GO Bonds Series 2003B3 (LOC: JPMorgan Chase Bank, NA; California Public Employees’ Retirement System)		0.06%		01/07/14	25,000,000	25,000,000

GO Bonds Series 2004A1 (LOC: Citibank, NA)		0.01%		01/02/14	10,200,000	10,200,000

GO Bonds Series 2004A2 (LOC: State Street Bank & Trust Company, NA)		0.01%		01/02/14	1,900,000	1,900,000

GO Bonds Series 2004A4 (LOC: Citibank, NA)		0.01%		01/02/14	5,700,000	5,700,000

GO Bonds Series 2004A7 (LOC: Citibank, NA)		0.03%		01/07/14	12,030,000	12,030,000

See financial notes 15

 Schwab California Municipal Money Fund

Portfolio Holdings continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
GO Bonds Series 2004B1 (LOC: Citibank, NA)		0.01%		01/02/14	13,000,000	13,000,000

GO Bonds Series 2004B2 (LOC: Citibank, NA)		0.01%		01/02/14	3,500,000	3,500,000

GO Bonds Series 2005B5 (LOC: Barclays Bank Plc)		0.03%		01/07/14	15,040,000	15,040,000

California Alternative Energy Source Financing Auth
Cogeneration Facility RB Series 1993B		0.08%		01/07/14	25,330,000	25,330,000

California Dept of Water Resources
Central Valley Water System RB Series AE (LIQ: Branch Banking & Trust Co)	a	0.06%		01/07/14	7,120,000	7,120,000

California Economic Development Financing Auth
IDRB (Calco) Series 1997 (LOC: Wells Fargo Bank, NA)		0.16%		01/07/14	640,000	640,000

California Educational Facilities Auth
RB (California Institute of Technology) Series 2006B		0.05%		01/07/14	12,950,000	12,950,000

RB (California Institute of Technology) Series 2009 (LIQ: Citibank, NA)	a	0.06%		01/07/14	9,900,000	9,900,000

RB (Claremont McKenna College) Series 2009 (LIQ: Deutsche Bank AG)	a	0.09%		01/07/14	10,000,000	10,000,000

California Enterprise Development Finance Auth
RB (Sconza Candy) Series 2008A (LOC: Comerica Bank)		0.12%		01/07/14	10,000,000	10,000,000

California Health Facilities Financing Auth
Health Facility RB (Catholic Healthcare West) 2004 Series K (LOC: Mizuho Bank Ltd)		0.05%		01/07/14	21,000,000	21,000,000

Health Facility RB (Catholic Healthcare West) Series 2011B (LOC: Bank of Montreal)		0.04%		01/07/14	6,725,000	6,725,000

RB (Children’s Hospital of Orange Cnty) Series 2009C (LOC: US Bank, NA)		0.05%		01/07/14	10,700,000	10,700,000

RB (Kaiser Permanente) Series 2006C		0.04%		01/07/14	5,955,000	5,955,000

RB (Kaiser Permanente) Series 2011A,B,C&D (GTY/LIQ: Royal Bank of Canada)	a	0.06%		01/07/14	79,525,000	79,525,000

RB (Memorial Health Services) Series 2013A		0.05%		01/07/14	8,000,000	8,000,000

RB (Memorial Health Services) Series 2013B	b	0.13%		07/29/14	17,500,000	17,500,000

RB (Northern California Presbyterian Homes & Services) Series 2004 (LOC: Union Bank, NA)		0.03%		01/07/14	4,610,000	4,610,000

RB (Providence Health & Services) Series 2008C (ESCROW/LIQ: JPMorgan Chase Bank, NA)	a	0.07%		01/07/14	5,020,000	5,020,000

RB (Providence Health & Services) Series 2009B (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		01/07/14	5,150,000	5,150,000

RB (Scripps Health) Series 2001A (LOC: JPMorgan Chase Bank, NA)		0.04%		01/07/14	5,115,000	5,115,000

RB (Scripps Health) Series 2012C		0.03%		01/07/14	2,300,000	2,300,000

RB (St. Joseph Health) Series 2009A (LIQ: Deutsche Bank AG)	a	0.07%		01/07/14	11,565,000	11,565,000

RB (St. Joseph Health) Series 2009A (LIQ: Royal Bank of Canada)	a	0.06%		01/07/14	11,250,000	11,250,000

RB (St. Joseph Health) Series 2013A (LIQ: Credit Suisse AG)	a	0.06%		01/07/14	8,000,000	8,000,000

RB (Sutter Health) Series 2007A (LIQ: Deutsche Bank AG)	a	0.07%		01/07/14	9,000,000	9,000,000

RB (Sutter Health) Series 2007A (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		01/07/14	24,935,000	24,935,000

RB (Sutter Health) Series 2011A&B (LIQ: Deutsche Bank AG)	a	0.07%		01/07/14	23,000,000	23,000,000

RB (Sutter Health) Series 2011B (LIQ: Citibank, NA)	a	0.07%		01/07/14	3,050,000	3,050,000

RB (Sutter Health) Series 2011D (LIQ: Credit Suisse AG)	a	0.06%		01/07/14	6,665,000	6,665,000

California HFA
Home Mortgage RB Series 2002J (LOC: Fannie Mae; Freddie Mac)		0.05%		01/07/14	18,735,000	18,735,000

16 See financial notes

 Schwab California Municipal Money Fund

Portfolio Holdings continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Home Mortgage RB Series 2004E (LOC: Fannie Mae; Freddie Mac)		0.04%		01/07/14	2,265,000	2,265,000

Home Mortgage RB Series 2006F (LOC: Fannie Mae; Freddie Mac)		0.06%		01/07/14	13,400,000	13,400,000

Home Mortgage RB Series 2007H (LOC: Fannie Mae; Freddie Mac)		0.06%		01/07/14	5,650,000	5,650,000

Home Mortgage RB Series 2007K (LOC: Fannie Mae; Freddie Mac)		0.06%		01/07/14	14,220,000	14,220,000

Home Mortgage RB Series 2008C (LOC: Fannie Mae; Freddie Mac)		0.06%		01/07/14	14,390,000	14,390,000

Home Mortgage RB Series 2008D (LOC: Fannie Mae; Freddie Mac)		0.06%		01/07/14	26,505,000	26,505,000

Home Mortgage RB Series 2008F (LOC: Fannie Mae; Freddie Mac)		0.06%		01/07/14	12,415,000	12,415,000

Limited Obligation M/F RB (Warwick Square Apts) Series 2013B (LOC: Federal Home Loan Bank)		0.08%		01/07/14	12,840,000	12,840,000

California Infrastructure & Economic Development Bank
IDRB (Alegacy Foodservice Products Group & Eagleware Manufacturing) Series 2005 (LOC: Comerica Bank)		0.06%		01/07/14	4,670,000	4,670,000

RB (PG&E) Series 2009D (LOC: Sumitomo Mitsui Banking Corp)		0.01%		01/02/14	5,500,000	5,500,000

RB (St. Margaret’s Episcopal School) Series 2008 (LOC: Federal Home Loan Bank)		0.22%		01/30/14	11,665,000	11,665,000

Refunding RB (J. Paul Getty Trust) Series 2012B2 (LIQ: JP Morgan Chase & Co)	a	0.10%	01/07/14	02/13/14	6,000,000	6,000,000

California Municipal Finance Auth
Exempt Facilities Refunding RB (ExxonMobil) Series 2007		0.01%		01/02/14	4,100,000	4,100,000

RB (Westmont College) Series 2010A (LOC: Comerica Bank)		0.09%		01/07/14	12,750,000	12,750,000

Recovery Zone Facility RB (Chevron) Series 2010A		0.01%		01/02/14	11,950,000	11,950,000

California Pollution Control Financing Auth
Pollution Control Refunding RB (PG&E) Series 1996C (LOC: JPMorgan Chase Bank, NA)		0.02%		01/02/14	3,300,000	3,300,000

Pollution Control Refunding RB (PG&E) Series 1996E (LOC: JPMorgan Chase Bank, NA)		0.01%		01/02/14	13,600,000	13,600,000

Pollution Control Refunding RB (PG&E) Series 1997B (LOC: JPMorgan Chase Bank, NA)		0.04%		01/02/14	33,475,000	33,475,000

Solid Waste Disposal RB (Ag Resources III) Series 2004 (LOC: CoBank, ACB)		0.10%		01/07/14	5,570,000	5,570,000

Solid Waste Disposal RB (Alameda Cnty Industries) Series 2000A (LOC: Bank of the West)		0.15%		01/07/14	3,330,000	3,330,000

Solid Waste Disposal RB (Alameda Cnty Industries) Series 2012 (LOC: Bank of the West)		0.15%		01/07/14	2,570,000	2,570,000

Solid Waste Disposal RB (Athens Disposal) Series 1995A (LOC: Wells Fargo Bank, NA)		0.10%		01/07/14	3,500,000	3,500,000

Solid Waste Disposal RB (Athens Disposal) Series 1999A (LOC: Wells Fargo Bank, NA)		0.10%		01/07/14	3,685,000	3,685,000

Solid Waste Disposal RB (Athens Services) Series 2001A (LOC: Wells Fargo Bank, NA)		0.10%		01/07/14	2,895,000	2,895,000

Solid Waste Disposal RB (Atlas Disposal) Series 1999A (LOC: US Bank, NA)		0.10%		01/07/14	4,369,000	4,369,000

Solid Waste Disposal RB (AVI-PGS) Series 2008A (LOC: Wells Fargo Bank, NA)		0.10%		01/07/14	3,195,000	3,195,000

Solid Waste Disposal RB (Bay Counties Waste Services) Series 2011A (LOC: Comerica Bank)		0.12%		01/07/14	6,060,000	6,060,000

See financial notes 17

 Schwab California Municipal Money Fund

Portfolio Holdings continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Solid Waste Disposal RB (Best Way Disposal) Series 2012 (LOC: Bank of the West)		0.15%		01/07/14	15,600,000	15,600,000

Solid Waste Disposal RB (BLT Enterprises of Fremont) Series 2010 (LOC: Union Bank, NA)		0.07%		01/07/14	2,750,000	2,750,000

Solid Waste Disposal RB (Burrtec Waste & Recycling Services) Series 2006A (LOC: Bank of America, NA)		0.16%		01/07/14	11,205,000	11,205,000

Solid Waste Disposal RB (Burrtec Waste Group) Series 2006A (LOC: US Bank, NA)		0.10%		01/07/14	11,705,000	11,705,000

Solid Waste Disposal RB (Burrtec Waste Group) Series 2008A (LOC: US Bank, NA)		0.10%		01/07/14	7,505,000	7,505,000

Solid Waste Disposal RB (Burrtec Waste Industries) Series 2002A (LOC: US Bank, NA)		0.10%		01/07/14	3,400,000	3,400,000

Solid Waste Disposal RB (California Waste Recovery Systems) Series 2012 (LOC: Union Bank, NA)		0.11%		01/07/14	2,535,000	2,535,000

Solid Waste Disposal RB (California Waste Solutions) Series 2002A (LOC: Cal St Teachers Retirement Sys)		0.10%		01/07/14	4,695,000	4,695,000

Solid Waste Disposal RB (California Waste Solutions) Series 2004A (LOC: Cal St Teachers Retirement Sys)		0.10%		01/07/14	650,000	650,000

Solid Waste Disposal RB (California Waste Solutions) Series 2007A (LOC: Cal St Teachers Retirement Sys)		0.10%		01/07/14	17,175,000	17,175,000

Solid Waste Disposal RB (CR&R) Series 2006A (LOC: JPMorgan Chase Bank, NA)		0.10%		01/07/14	19,600,000	19,600,000

Solid Waste Disposal RB (CR&R) Series 2007A (LOC: JPMorgan Chase Bank, NA)		0.10%		01/07/14	34,615,000	34,615,000

Solid Waste Disposal RB (Crown Disposal) Series 2010A (LOC: Union Bank, NA)		0.07%		01/07/14	2,825,000	2,825,000

Solid Waste Disposal RB (Desert Properties) Series 2006B (LOC: Union Bank, NA)		0.11%		01/07/14	1,410,000	1,410,000

Solid Waste Disposal RB (EDCO Disposal) Series 2004A (LOC: Wells Fargo Bank, NA)		0.10%		01/07/14	3,205,000	3,205,000

Solid Waste Disposal RB (EDCO Disposal) Series 2007A (LOC: Wells Fargo Bank, NA)		0.10%		01/07/14	11,905,000	11,905,000

Solid Waste Disposal RB (Garaventa Enterprises) Series 2006A (LOC: Wells Fargo Bank, NA)		0.10%		01/07/14	5,970,000	5,970,000

Solid Waste Disposal RB (Garaventa Enterprises) Series 2008A (LOC: Wells Fargo Bank, NA)		0.10%		01/07/14	8,925,000	8,925,000

Solid Waste Disposal RB (Garden City Sanitation) Series 2009A (LOC: Union Bank, NA)		0.07%		01/07/14	8,100,000	8,100,000

Solid Waste Disposal RB (Garden City Sanitation) Series 2009B (LOC: Union Bank, NA)		0.08%		01/07/14	2,920,000	2,920,000

Solid Waste Disposal RB (George Borba & Son Dairy) Series 2003 (LOC: Wells Fargo Bank, NA)		0.13%		01/07/14	3,800,000	3,800,000

Solid Waste Disposal RB (GreenTeam of San Jose) Series 2001A (LOC: Bank of America, NA)		0.16%		01/07/14	1,395,000	1,395,000

Solid Waste Disposal RB (GreenWaste of Palo Alto) Series 2008B (LOC: Union Bank, NA)		0.11%		01/07/14	5,735,000	5,735,000

Solid Waste Disposal RB (GreenWaste of Tehama) Series 1999A (LOC: Bank of America, NA)		0.16%		01/07/14	205,000	205,000

Solid Waste Disposal RB (GreenWaste Recovery) Series 2006A (LOC: Union Bank, NA)		0.11%		01/07/14	4,115,000	4,115,000

Solid Waste Disposal RB (Marin Sanitary Service) Series 2006A (LOC: Comerica Bank)		0.12%		01/07/14	1,915,000	1,915,000

Solid Waste Disposal RB (Metropolitan Recycling Corp) Series 2000A (LOC: Comerica Bank)		0.12%		01/07/14	1,850,000	1,850,000

18 See financial notes

 Schwab California Municipal Money Fund

Portfolio Holdings continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Solid Waste Disposal RB (Metropolitan Recycling) Series 2012A (LOC: Comerica Bank)		0.12%		01/07/14	3,030,000	3,030,000

Solid Waste Disposal RB (Mid-Valley Disposal) Series 2006A (LOC: Union Bank, NA)		0.11%		01/07/14	2,275,000	2,275,000

Solid Waste Disposal RB (Mill Valley Refuse Service) Series 2003A (LOC: Cal St Teachers Retirement Sys)		0.10%		01/07/14	560,000	560,000

Solid Waste Disposal RB (Mission Trail Waste Systems) Series 2010A (LOC: Comerica Bank)		0.08%		01/07/14	2,280,000	2,280,000

Solid Waste Disposal RB (Mottra Corp) Series 2002A (LOC: Union Bank, NA)		0.11%		01/07/14	210,000	210,000

Solid Waste Disposal RB (Napa Recycling & Waste Services) Series 2005A (LOC: Union Bank, NA)		0.11%		01/07/14	1,375,000	1,375,000

Solid Waste Disposal RB (Northern Recycling & Waste Services) Series 2007A (LOC: Union Bank, NA)		0.11%		01/07/14	1,840,000	1,840,000

Solid Waste Disposal RB (Orange Ave Disposal) Series 2002A (LOC: Cal St Teachers Retirement Sys)		0.10%		01/07/14	4,550,000	4,550,000

Solid Waste Disposal RB (Rainbow Disposal) Series 2006A (LOC: Comerica Bank)		0.12%		01/07/14	6,910,000	6,910,000

Solid Waste Disposal RB (Ratto Group of Companies) Series 2001A (LOC: Union Bank, NA)		0.11%		01/07/14	2,910,000	2,910,000

Solid Waste Disposal RB (Ratto Group of Companies) Series 2007A (LOC: Union Bank, NA)		0.11%		01/07/14	27,800,000	27,800,000

Solid Waste Disposal RB (Recycling Industries) Series 2011 (LOC: Comerica Bank)		0.12%		01/07/14	2,350,000	2,350,000

Solid Waste Disposal RB (Santa Clara Valley Industries) Series 1998A (LOC: Comerica Bank)		0.12%		01/07/14	710,000	710,000

Solid Waste Disposal RB (South Bay Recycling) Series 2010B (LOC: Union Bank, NA)		0.07%		01/07/14	2,540,000	2,540,000

Solid Waste Disposal RB (South Tahoe Refuse) Series 2008A (LOC: Union Bank, NA)		0.11%		01/07/14	3,945,000	3,945,000

Solid Waste Disposal RB (Talco Plastics) Series 1997A (LOC: US Bank, NA)		0.06%		01/07/14	2,050,000	2,050,000

Solid Waste Disposal RB (Upper Valley Disposal Service) Series 2008A (LOC: Union Bank, NA)		0.11%		01/07/14	1,320,000	1,320,000

Solid Waste Disposal RB (Valley Vista Services) Series 2007A (LOC: Comerica Bank)		0.12%		01/07/14	2,205,000	2,205,000

Solid Waste Disposal RB (Vanderham Family Trust - J&D Wilson & Sons Dairy) Series 2004 (LOC: CoBank, ACB)		0.10%		01/07/14	2,500,000	2,500,000

Solid Waste Disposal RB (Waste Connections) Series 2007 (LOC: Bank of America, NA)		0.10%		01/07/14	5,400,000	5,400,000

Solid Waste Disposal RB (Zerep Management Corp) Series 2011A (LOC: Comerica Bank)		0.12%		01/07/14	2,810,000	2,810,000

Solid Waste Disposal Refunding RB (MarBorg Industries) Series 2009A (LOC: Union Bank, NA)		0.07%		01/07/14	2,690,000	2,690,000

Solid Waste RB (Ratto Group of Companies) Series 2012 (LOC: Union Bank, NA)		0.11%		01/07/14	5,500,000	5,500,000

California Public Works Board
Lease RB (Univ of California) Series 2011G (ESCROW/LIQ: Deutsche Bank AG)	a	0.07%		01/07/14	7,500,000	7,500,000

Lease Refunding RB (Univ of California) Series 2007A (ESCROW/LIQ: Branch Banking & Trust Co)	a	0.05%		01/07/14	8,695,000	8,695,000

Lease Refunding RB (Univ of California) Series 2007C (ESCROW/LIQ: Branch Banking & Trust Co)	a	0.05%		01/07/14	11,015,000	11,015,000

See financial notes 19

 Schwab California Municipal Money Fund

Portfolio Holdings continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
California State Univ
Systemwide RB Series 2005C (GTY: Berkshire Hathaway Assurance Corp /LIQ: Citibank, NA)	a	0.07%		01/07/14	25,765,000	25,765,000

California Statewide Communities Development Auth
IDRB (RL Group) Series 1998C (LOC: US Bank, NA)		0.06%		01/07/14	1,260,000	1,260,000

M/F Housing RB (Avian Glen Apts) Series 204CC (LOC: Citibank, NA)		0.08%		01/07/14	4,790,000	4,790,000

M/F Housing RB (Campus Pointe Apts) Series 2008J (LOC: Federal Home Loan Bank)		0.07%		01/07/14	12,100,000	12,100,000

M/F Housing RB (Charter Court Apts) Series 2008L (LOC: Freddie Mac)		0.09%		01/07/14	10,125,000	10,125,000

M/F Housing RB (Creekside at Meadow Park Apts) Series 2002HH (LOC: Fannie Mae)		0.05%		01/07/14	8,695,000	8,695,000

M/F Housing RB (Crossings West Apts) Series 2009E (LOC: Freddie Mac)		0.08%		01/07/14	15,000,000	15,000,000

M/F Housing RB (Cypress Villa Apts) Series 2000F (LOC: Fannie Mae)		0.07%		01/07/14	4,725,000	4,725,000

M/F Housing RB (Dublin Ranch Sr Apts) Series 2003OO (LOC: Fannie Mae)		0.06%		01/07/14	29,990,000	29,990,000

M/F Housing RB (Dublin Ranch Sr Apts) Series 2006G (LOC: Fannie Mae)		0.05%		01/07/14	5,010,000	5,010,000

M/F Housing RB (Emerald Gardens Apts) Series 2000E (LOC: Fannie Mae)		0.05%		01/07/14	7,320,000	7,320,000

M/F Housing RB (Fairway Family Apts) Series 2003PP (LOC: Fannie Mae)		0.05%		01/07/14	10,000,000	10,000,000

M/F Housing RB (Fairway Family Apts) Series 2006H (LOC: Fannie Mae)		0.05%		01/07/14	7,000,000	7,000,000

M/F Housing RB (Heritage Oaks Apts) Series 2004YY (LOC: Fannie Mae)		0.05%		01/07/14	6,900,000	6,900,000

M/F Housing RB (Las Flores Village Apts) Series 2004JJ (LOC: Freddie Mac)		0.09%		01/07/14	13,500,000	13,500,000

M/F Housing RB (Laurel Park Sr Apts) Series 2002H (LOC: Freddie Mac)		0.04%		01/07/14	5,500,000	5,500,000

M/F Housing RB (Martin Luther Tower) Series 2005D (LOC: Fannie Mae)		0.05%		01/07/14	7,450,000	7,450,000

M/F Housing RB (Oak Center Towers) Series 2005L (LOC: Fannie Mae)		0.06%		01/07/14	3,520,000	3,520,000

M/F Housing RB (Oakmont of Concord) Series 2002Q (LOC: Fannie Mae)		0.05%		01/07/14	16,650,000	16,650,000

M/F Housing RB (Park David Sr Apts) Series 1999D (LOC: Fannie Mae)		0.07%		01/07/14	8,220,000	8,220,000

M/F Housing RB (Plaza Club Apts) Series 1997A (LOC: Fannie Mae)		0.09%		01/07/14	14,790,000	14,790,000

M/F Housing RB (Rancho Santa Fe Village Apts) Series 2004EE (LOC: Freddie Mac)		0.09%		01/07/14	12,300,000	12,300,000

M/F Housing RB (Sagewood At Stonebridge Estates) Series 2005CC (LOC: Fannie Mae)		0.07%		01/07/14	9,100,000	9,100,000

M/F Housing Refunding RB (Arbor Ridge Apts) Series 2008B (LOC: Freddie Mac)		0.09%		01/07/14	16,405,000	16,405,000

M/F Housing Refunding RB (Brandon Place Apts) Series 2006D (LOC: Fannie Mae)		0.07%		01/07/14	6,070,000	6,070,000

M/F Housing Refunding RB (Kelvin Court) Series 2012B (LOC: Fannie Mae)		0.06%		01/07/14	12,750,000	12,750,000

M/F Housing Refunding RB (Mariners Pointe Apts) Series 2006A (LOC: Fannie Mae)		0.05%		01/07/14	6,500,000	6,500,000

20 See financial notes

 Schwab California Municipal Money Fund

Portfolio Holdings continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
M/F Housing Refunding RB (The Alexandria) Series 2013A (LOC: Federal Home Loan Bank)		0.06%		01/07/14	17,000,000	17,000,000

RB (Kaiser Permanente) Series 2003B		0.04%		01/07/14	1,500,000	1,500,000

RB (Kaiser Permanente) Series 2004L		0.03%		01/07/14	1,000,000	1,000,000

RB (Kaiser Permanente) Series 2004M		0.04%		01/07/14	3,700,000	3,700,000

RB (Kaiser Permanente) Series 2006B (GTY: Berkshire Hathaway Assurance Corp /LIQ: Citibank, NA)	a	0.07%		01/07/14	4,950,000	4,950,000

RB (Kaiser Permanente) Series 2008A		0.04%		01/07/14	7,300,000	7,300,000

RB (Kaiser Permanente) Series 2012A (GTY/LIQ: Wells Fargo Bank, NA)	a	0.08%		01/07/14	23,965,000	23,965,000

RB (Plan Nine Partners) Series 2005A (LOC: Union Bank, NA)		0.10%		01/07/14	5,300,000	5,300,000

RB (Sutter Health) Series 2005C (LIQ: Citibank, NA)	a	0.09%		01/07/14	6,300,000	6,300,000

RB (Sutter Health) Series 2011D (LIQ: Deutsche Bank AG)	a	0.08%		01/07/14	10,125,000	10,125,000

Refunding RB (Trinity Health) Series 2011CA (LIQ: Citibank, NA)	a	0.06%		01/07/14	2,175,000	2,175,000

Carlsbad USD
GO Bonds Series 2009B (LIQ: Wells Fargo & Co)	a	0.10%		01/07/14	11,995,000	11,995,000

Chino Basin Regional Financing Auth
RB Series 2008A (LIQ: Deutsche Bank AG)	a	0.07%		01/07/14	8,010,000	8,010,000

Chula Vista
Refunding IDRB (SDG&E) Series 2004E (GTY/LIQ: Wells Fargo & Co)	a	0.08%		01/07/14	9,995,000	9,995,000

Coast CCD
GO Bonds Series 2006B (ESCROW/LIQ: JPMorgan Chase Bank, NA)	a	0.08%		01/07/14	12,095,000	12,095,000

GO Bonds Series 2006B (LIQ: Deutsche Bank AG)	a	0.07%		01/07/14	22,975,000	22,975,000

GO Bonds Series 2006B (LIQ: Deutsche Bank AG)	a	0.12%		01/07/14	14,135,000	14,135,000

Contra Costa CCD
GO Bonds Series 2013 (LIQ: Citibank, NA)	a	0.07%		01/07/14	7,800,000	7,800,000

GO Bonds Series 2013 (LIQ: State Street Bank & Trust Company, NA)	a	0.06%		01/07/14	7,500,000	7,500,000

Contra Costa Cnty
M/F Housing RB (Creekview Apts) Series 2003B (LOC: Freddie Mac)		0.05%		01/07/14	32,200,000	32,200,000

Dublin Housing Auth
M/F Housing RB (Park Sierra At Iron Horse Trail) Series 1998A (LOC: Freddie Mac)		0.07%		01/07/14	28,700,000	28,700,000

East Bay Municipal Utility District
Wastewater System Refunding RB Series 2008C (LIQ: Bank of New York Mellon)		0.03%		01/07/14	17,690,000	17,690,000

Water System Refunding RB Series 2008A4 (LIQ: Wells Fargo Bank, NA)		0.03%		01/07/14	20,000,000	20,000,000

Water System Refunding RB Series 2008B3 (LIQ: Wells Fargo Bank, NA)		0.04%		01/07/14	8,000,000	8,000,000

Water System Sub RB Series 2005A (LIQ: Citibank, NA)	a	0.07%		01/07/14	35,000,000	35,000,000

Water System Sub Refunding RB Series 2010A (LIQ: Citibank, NA)	a	0.06%		01/07/14	9,760,000	9,760,000

Water System Sub Refunding RB Series 2012A (LIQ: Citibank, NA)	a	0.07%		01/07/14	49,500,000	49,500,000

Eastern Municipal Water District
Refunding Water & Sewer RB Series 2012A		0.06%	01/07/14	06/12/14	15,000,000	15,000,000

El Camino Hospital District
GO Bonds Series 2006 (LIQ: Deutsche Bank AG)	a	0.07%		01/07/14	8,130,000	8,130,000

Elsinore Valley Municipal Water District
COP Series 2007A (GTY/LIQ: US Bank, NA)	a	0.06%		01/07/14	25,680,000	25,680,000

See financial notes 21

 Schwab California Municipal Money Fund

Portfolio Holdings continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Refunding COP Series 2011A (LOC: Union Bank, NA)		0.09%		01/07/14	9,620,000	9,620,000

Emeryville Redevelopment Agency
M/F Housing RB (Bay St Apts) Series 2002A (LOC: Fannie Mae)		0.09%		01/07/14	57,715,000	57,715,000

Escondido
M/F Housing RB (Via Roble Apts) Series 2003A (LOC: Fannie Mae)		0.06%		01/07/14	6,900,000	6,900,000

Escondido USD
GO Bonds Series 2009B (GTY/LIQ: Wells Fargo & Co)	a	0.08%		01/07/14	25,755,000	25,755,000

Foothill-DeAnza CCD
GO Bonds Series A (LIQ: Deutsche Bank AG)	a	0.07%		01/07/14	9,753,000	9,753,000

GO Bonds Series B (LIQ: Deutsche Bank AG)	a	0.07%		01/07/14	15,205,000	15,205,000

GO Bonds Series C (LIQ: Branch Banking & Trust Co)	a	0.07%		01/07/14	25,060,000	25,060,000

GO Bonds Series C (LIQ: Citibank, NA)	a	0.06%		01/07/14	4,500,000	4,500,000

GO Bonds Series C (LIQ: Wells Fargo Bank, NA)	a	0.08%		01/07/14	9,830,000	9,830,000

Fresno USD
GO Bonds Series 2001G & 2010B (GTY/LIQ: Wells Fargo Bank, NA)	a	0.08%		01/07/14	8,940,000	8,940,000

Golden State Tobacco Securitization Corp
Enhanced Tobacco Settlement Asset-Backed Bonds Series 2005A (GTY: Berkshire Hathaway Assurance Corp /LIQ: Citibank, NA)	a	0.16%		01/07/14	7,900,000	7,900,000

Grossmont Healthcare District
GO Bonds Series 2011B (LIQ: Credit Suisse AG)	a	0.06%		01/07/14	7,000,000	7,000,000

Grossmont UHSD
GO Bonds Series 2008 (LIQ: JPMorgan Chase Bank, NA)	a	0.09%		01/07/14	3,275,000	3,275,000

GO Bonds Series 2009A (LIQ: Citibank, NA)	a	0.07%		01/07/14	7,525,000	7,525,000

Hartnell CCD
GO Bonds Series D (GTY/LIQ: Wells Fargo & Co)	a	0.08%		01/07/14	14,015,000	14,015,000

Hayward
M/F Housing RB (Lord Tennyson Apts) Series 2005A (LOC: Freddie Mac)		0.09%		01/07/14	13,915,000	13,915,000

M/F Housing RB (Timbers Apts) Series 1998A (LOC: Fannie Mae)		0.09%		01/07/14	9,500,000	9,500,000

Huntington Beach
M/F Housing RB (Five Points Seniors) Series 1991A (LOC: Fannie Mae)		0.09%		01/07/14	9,500,000	9,500,000

Long Beach CCD
GO Bonds Series 2008A (LIQ: Deutsche Bank AG)	a	0.07%		01/07/14	5,277,000	5,277,000

GO Bonds Series 2012B (LIQ: Royal Bank of Canada)	a	0.06%		01/07/14	3,000,000	3,000,000

Long Beach USD
GO Bonds Series A (LIQ: Deutsche Bank AG)	a	0.07%		01/07/14	6,665,000	6,665,000

GO Refunding Bonds 2012 (LIQ: Credit Suisse AG)	a	0.06%		01/07/14	7,750,000	7,750,000

Los Angeles
M/F Housing Refunding RB (Asbury Apts) Series 2003A (LOC: Citibank, NA)		0.12%		01/07/14	4,860,000	4,860,000

Wastewater System Refunding RB Series 2005A (ESCROW/LIQ: Citibank, NA)	a	0.07%		01/07/14	4,500,000	4,500,000

Wastewater System Refunding RB Series 2005A (LIQ: Citibank, NA)	a	0.08%		01/07/14	5,000,000	5,000,000

Wastewater System Sub Refunding RB Series 2012B (LIQ: Credit Suisse AG)	a	0.06%		01/07/14	6,665,000	6,665,000

Wastewater System Sub Refunding RB Series 2013A (LIQ: Barclays Bank Plc)	a	0.07%		01/07/14	3,750,000	3,750,000

Los Angeles CCD
GO Bonds Series 2006E (LIQ: JPMorgan Chase Bank, NA)	a	0.08%		01/07/14	4,785,000	4,785,000

22 See financial notes

 Schwab California Municipal Money Fund

Portfolio Holdings continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
GO Bonds Series 2007A (LIQ: JPMorgan Chase Bank, NA)	a	0.08%		01/07/14	8,270,000	8,270,000

GO Bonds Series 2007A (LIQ: Morgan Stanley Bank NA)	a	0.08%		01/07/14	5,225,000	5,225,000

GO Bonds Series 2008F1 (LIQ: JPMorgan Chase Bank, NA)	a	0.08%		01/07/14	6,665,000	6,665,000

Los Angeles Cnty Housing Auth
M/F Housing RB (Canyon Country Villas) Series 1985H (LOC: Freddie Mac)		0.05%		01/07/14	11,000,000	11,000,000

M/F Housing RB (Castaic Sr Apts) Series 2003C (LOC: Fannie Mae)		0.05%		01/07/14	9,300,000	9,300,000

M/F Housing Refunding RB (Diamond Park Apts) Series 2010B (LOC: Freddie Mac)		0.07%		01/07/14	14,200,000	14,200,000

M/F Housing Refunding RB (Sand Canyon Villas) Series 2010C (LOC: Freddie Mac)		0.07%		01/07/14	17,000,000	17,000,000

Los Angeles Cnty Metropolitan Transportation Auth
First Tier Sr Sales Tax Refunding RB Series 2005A (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		01/07/14	7,910,000	7,910,000

First Tier Sr Sales Tax Refunding RB Series 2008A3&A4 (GTY/LIQ: Royal Bank of Canada)	a	0.05%		01/07/14	32,300,000	32,300,000

Los Angeles Community Redevelopment Agency
M/F Housing RB (Security Building) Series 2001A (LOC: Fannie Mae)		0.09%		01/07/14	3,955,000	3,955,000

Los Angeles Dept of Airports
Airport Sr RB Series 2008A (LIQ: Deutsche Bank AG)	a	0.07%		01/07/14	23,385,000	23,385,000

Airport Sr RB Series 2008A (LIQ: JPMorgan Chase Bank, NA)	a	0.11%		01/07/14	19,295,000	19,295,000

Airport Sr RB Series 2008A (LIQ: Morgan Stanley Bank NA)	a	0.13%		01/07/14	13,475,000	13,475,000

Airport Sr RB Series 2010A (LIQ: Bank of America, NA)	a	0.06%		01/07/14	8,800,000	8,800,000

Airport Sr RB Series 2010A (LIQ: Barclays Bank Plc)	a	0.07%		01/07/14	5,085,000	5,085,000

Airport Sr RB Series 2010A (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		01/07/14	7,925,000	7,925,000

Airport Sr RB Series 2010A (LIQ: Royal Bank of Canada)	a	0.06%		01/07/14	8,665,000	8,665,000

Airport Sr RB Series 2010A&D (LIQ: Barclays Bank Plc)	a	0.07%		01/07/14	6,630,000	6,630,000

Airport Sr RB Series 2010D (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		01/07/14	6,665,000	6,665,000

Los Angeles Dept of Water & Power
Power System RB Series 2001B2 (LIQ: Royal Bank of Canada)		0.03%		01/07/14	3,900,000	3,900,000

Power System RB Series 2001B3 (LIQ: Wells Fargo Bank, NA)		0.02%		01/02/14	10,000,000	10,000,000

Power System RB Series 2001B6 (LIQ: Royal Bank of Canada)		0.01%		01/02/14	20,100,000	20,100,000

Power System RB Series 2002A1 (LIQ: JPMorgan Chase Bank, NA)		0.05%		01/07/14	19,700,000	19,700,000

Power System RB Series 2002A4 (LIQ: JPMorgan Chase Bank, NA)		0.04%		01/07/14	11,800,000	11,800,000

Power System RB Series 2005A1 (LIQ: Citibank, NA)	a	0.07%		01/07/14	52,650,000	52,650,000

Power System RB Series 2005A1 (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		01/07/14	7,545,000	7,545,000

Power System RB Series 2007A1 (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		01/07/14	10,255,000	10,255,000

Power System RB Series 2007A2 (LIQ: Citibank, NA)	a	0.09%		01/07/14	8,085,000	8,085,000

Power System RB Series 2012B (LIQ: Credit Suisse AG)	a	0.06%		01/07/14	13,485,000	13,485,000

Power System RB Series 2013B (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		01/07/14	2,500,000	2,500,000

Water System RB Series 2006A (LIQ: Citibank, NA)	a	0.07%		01/07/14	34,360,000	34,360,000

Water System RB Series 2006A1 (LIQ: Citibank, NA)	a	0.07%		01/07/14	17,500,000	17,500,000

Water System RB Series 2006A1&2007A2 (LIQ: Wells Fargo & Co)	a	0.08%		01/07/14	24,210,000	24,210,000

See financial notes 23

 Schwab California Municipal Money Fund

Portfolio Holdings continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Water System RB Series 2011A (LIQ: State Street Bank & Trust Company, NA)	a	0.06%		01/07/14	17,565,000	17,565,000

Water System RB Series 2011B1 (LIQ: Royal Bank of Canada)		0.03%		01/07/14	10,450,000	10,450,000

Water System RB Series 2012A (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		01/07/14	3,665,000	3,665,000

Water System RB Series 2012A (LIQ: Royal Bank of Canada)	a	0.06%		01/07/14	12,000,000	12,000,000

Los Angeles Harbor Dept
RB Series 2006D (LIQ: Deutsche Bank AG)	a	0.07%		01/07/14	7,390,000	7,390,000

RB Series 2009B (LIQ: Wells Fargo & Co)	a	0.08%		01/07/14	9,725,000	9,725,000

Refunding RB Series 2006B (LIQ: Citibank, NA)	a	0.11%		01/07/14	16,120,000	16,120,000

Los Angeles IDA
IDRB (KH Enterprises) Series 2008 (LOC: Comerica Bank)		0.21%		01/07/14	1,590,000	1,590,000

RB (AAA Packing & Shipping) Series 2000 (LOC: Wells Fargo Bank, NA)		0.07%		01/07/14	3,000,000	3,000,000

Los Angeles USD
GO Bonds Series 2005E (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		01/07/14	13,435,000	13,435,000

GO Bonds Series 2007B & Refunding Series 2007B (LIQ: State Street Bank & Trust Company, NA)	a	0.06%		01/07/14	7,290,000	7,290,000

GO Bonds Series 2009I (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		01/07/14	6,890,000	6,890,000

GO Refunding Bonds Series 2007A1 (LIQ: Wells Fargo & Co)	a	0.08%		01/07/14	24,775,000	24,775,000

Marin Municipal Water District
Water Sub Lien RB Series 2012A (LIQ: Wells Fargo Bank, NA)	a	0.08%		01/07/14	10,000,000	10,000,000

Monterey Peninsula Water Management District
COP (Wastewater Reclamation) Series 1992 (LOC: Wells Fargo Bank, NA)		0.10%		01/07/14	8,276,000	8,276,000

Mt. Diablo USD
GO Bonds Series 2010A (GTY/LIQ: Wells Fargo Bank, NA)	a	0.08%		01/07/14	16,700,000	16,700,000

Napa
Water System RB Series 2007 (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		01/07/14	10,585,000	10,585,000

Newport-Mesa USD
GO Bonds Series 2007 (LIQ: Deutsche Bank AG)	a	0.12%		01/07/14	3,600,000	3,600,000

GO Bonds Series 2011 (LIQ: Wells Fargo Bank, NA)	a	0.08%		01/07/14	6,630,000	6,630,000

Orange Cnty
Airport RB Series 2009B (LIQ: Morgan Stanley Bank NA)	a	0.08%		01/07/14	6,520,000	6,520,000

Refunding RB (Riverbend Apts) 1999B (LOC: Freddie Mac)		0.04%		01/07/14	6,500,000	6,500,000

Orange Cnty Housing Auth
RB (Lantern Pines Apts) Series 1985CC (LOC: Fannie Mae)		0.07%		01/07/14	4,795,000	4,795,000

Refunding RB (Villa La Paz) Series 1998F (LOC: Fannie Mae)		0.05%		01/07/14	9,900,000	9,900,000

Oxnard Financing Auth
Lease RB Series 2003B (LOC: Union Bank, NA)		0.04%		01/07/14	11,145,000	11,145,000

Lease RB Series 2006 (LOC: Union Bank, NA)		0.04%		01/07/14	20,875,000	20,875,000

Wastewater RB Series 2004B (LOC: Union Bank, NA)		0.04%		01/07/14	19,650,000	19,650,000

Palomar CCD
GO Bonds Series 2006B (GTY/LIQ: Wells Fargo Bank, NA)	a	0.08%		01/07/14	17,780,000	17,780,000

Peralta CCD
GO Bonds Series 2009C (GTY/LIQ: Wells Fargo & Co)	a	0.08%		01/07/14	9,450,000	9,450,000

Petaluma
M/F Housing RB (Oakmont) Series 1996A (LOC: US Bank, NA)		0.07%		01/07/14	2,650,000	2,650,000

Pinole Redevelopment Agency
M/F Housing RB (East Bluff Apts) Series 1998A (LOC: Comerica Bank)		0.15%		01/07/14	4,959,000	4,959,000

Pittsburg Public Financing Auth
Water Refunding RB Series 2008 (LOC: Bank of the West)		0.10%		01/07/14	4,340,000	4,340,000

24 See financial notes

 Schwab California Municipal Money Fund

Portfolio Holdings continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Placer Cnty Water Agency
Second Sr Water Revenue COP Series 2007 (GTY/LIQ: Wells Fargo & Co)	a	0.07%		01/07/14	15,555,000	15,555,000

Pleasanton
M/F Housing RB (Busch Sr Housing) Series 2003A (LOC: Fannie Mae)		0.05%		01/07/14	13,360,000	13,360,000

Pomona Public Financing Auth
Water Facilities RB Series 2007AY (GTY/LIQ: US Bank, NA)	a	0.06%		01/07/14	8,865,000	8,865,000

Poway USD
GO Bonds Series 2008B (LIQ: Morgan Stanley Bank NA)	a	0.08%		01/07/14	10,000,000	10,000,000

Redondo Beach Redevelopment Agency
M/F Housing Refunding RB (Heritage Pointe Apts) Series 2004A (LOC: Fannie Mae)		0.09%		01/07/14	10,890,000	10,890,000

Riverside CCD
GO Bonds Series 2007C (LIQ: Bank of America, NA)	a	0.14%		01/07/14	5,940,000	5,940,000

Riverside Cnty Transportation Commission
Limited Sales Tax RB Series 2009A (LIQ: JPMorgan Chase Bank, NA)		0.03%		01/07/14	21,640,000	21,640,000

Limited Sales Tax RB Series 2009B (LIQ: JPMorgan Chase Bank, NA)		0.05%		01/07/14	35,985,000	35,985,000

Limited Sales Tax RB Series 2009C (LIQ: JPMorgan Chase Bank, NA)		0.08%		01/07/14	13,035,000	13,035,000

Limited SalesTax RB Series 2013A (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		01/07/14	6,365,000	6,365,000

Sales Tax RB Series 2013A (LIQ: Citibank, NA)	a	0.07%		01/07/14	1,675,000	1,675,000

Roseville Jt UHSD
GO Bonds Series C (LIQ: Deutsche Bank AG)	a	0.11%		01/07/14	8,155,000	8,155,000

Sacramento Cnty
M/F Housing RB (Ashford Heights Apts) Series 2006H (LOC: Fannie Mae)		0.05%		01/07/14	12,255,000	12,255,000

Sacramento Cnty Housing Auth
M/F Housing RB (Carlton Plaza Sr Apts) Series 2003E (LOC: Fannie Mae)		0.09%		01/07/14	14,000,000	14,000,000

M/F Housing RB (Hastings Park Apts) Series 2004G (LOC: Fannie Mae)		0.05%		01/07/14	16,500,000	16,500,000

M/F Housing RB (Logan Park Apts) Series 2007E (LOC: Freddie Mac)		0.09%		01/07/14	24,000,000	24,000,000

M/F Housing Refunding RB (Chesapeake Commons Apts) Series 2001C (LOC: Fannie Mae)		0.09%		01/07/14	17,200,000	17,200,000

Sacramento Cnty Sanitation District Financing Auth
RB Series 2006 (LIQ: JPMorgan Chase Bank, NA)	a	0.09%		01/07/14	4,750,000	4,750,000

Sub Lien Refunding RB Series 2013A (GTY/LIQ: Royal Bank of Canada)	a	0.05%		01/07/14	12,495,000	12,495,000

Sacramento Housing Auth
M/F Housing RB (Atrium Court Apts) 2002G (LOC: Fannie Mae)		0.07%		01/07/14	17,200,000	17,200,000

M/F Housing RB (Greenfair Apts) Series 2000G (LOC: Citibank, NA)		0.08%		01/07/14	9,800,000	9,800,000

M/F Housing RB (Hurley Creek Sr Apts) Series 2006E (LOC: Freddie Mac)		0.05%		01/07/14	10,265,000	10,265,000

M/F Housing RB (St. Anton Building Apts) Series 2003I (LOC: Fannie Mae)		0.05%		01/07/14	8,000,000	8,000,000

M/F Housing RB (Valencia Point Apts) Series 2006I (LOC: Fannie Mae)		0.05%		01/07/14	5,150,000	5,150,000

Sacramento Municipal Utility District
Sub Electric Refunding RB Series 2008K (LOC: Bank of America, NA)		0.04%		01/07/14	8,300,000	8,300,000

See financial notes 25

 Schwab California Municipal Money Fund

Portfolio Holdings continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Subordinated Electric Refunding RB Series 2008J (LOC: Bank of America, NA)		0.03%		01/07/14	24,000,000	24,000,000

Sacramento Suburban Water District
Refunding Revenue COP Series 2009A (LOC: Sumitomo Mitsui Banking Corp)		0.04%		01/07/14	6,000,000	6,000,000

Sacramento Transportation Auth
Limited Sales Tax RB Series 2009A (LIQ: Wells Fargo Bank, NA)		0.04%		01/07/14	8,800,000	8,800,000

San Bernardino CCD
GO Bonds Series B (LIQ: Wells Fargo & Co)	a	0.18%		01/07/14	20,250,000	20,250,000

GO Bonds Series C (LIQ: Citibank, NA)	a	0.26%		01/07/14	7,500,000	7,500,000

GO Bonds Series C (LIQ: JPMorgan Chase Bank, NA)	a	0.12%		01/07/14	13,660,000	13,660,000

GO Refunding Bonds Series 2013A (LIQ: Credit Suisse AG)	a	0.11%		01/07/14	8,000,000	8,000,000

San Diego CCD
GO Bonds Series 2007 (LIQ: JPMorgan Chase Bank, NA)	a	0.08%		01/07/14	4,000,000	4,000,000

GO Bonds Series 2009 (LIQ: Wells Fargo & Co)	a	0.08%		01/07/14	14,015,000	14,015,000

GO Bonds Series 2011 (LIQ: Deutsche Bank AG)	a	0.08%		01/07/14	2,500,000	2,500,000

San Diego Cnty
COP (San Diego Jewish Academy) Series 2003 (LOC: Comerica Bank)		0.06%		01/07/14	5,830,000	5,830,000

San Diego Cnty Regional Transportation Commission
Limited Sales Tax RB Series 2008A (LIQ: JPMorgan Chase Bank, NA)		0.03%		01/07/14	19,070,000	19,070,000

Limited Sales Tax RB Series 2008B (LIQ: JPMorgan Chase Bank, NA)		0.04%		01/07/14	23,525,000	23,525,000

San Diego Cnty Water Auth
Water Revenue COP Series 2008A (LIQ: Citibank, NA)	a	0.06%		01/07/14	33,580,000	33,580,000

Water Revenue COP Series 2008A (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		01/07/14	5,300,000	5,300,000

San Diego Housing Auth
M/F Housing RB (Hillside Garden Apts) Series 2004B (LOC: Fannie Mae)		0.06%		01/07/14	12,000,000	12,000,000

M/F Mortgage Refunding RB (Creekside Villa Apts) Series 1999B (LOC: Fannie Mae)		0.09%		01/07/14	5,735,000	5,735,000

San Diego Public Facilities Financing Auth
Sr Sewer RB Series 2009A (GTY/LIQ: Wells Fargo & Co)	a	0.08%		01/07/14	18,090,000	18,090,000

San Francisco
GO Bonds Series 2009A (LIQ: Wells Fargo & Co)	a	0.08%		01/07/14	38,230,000	38,230,000

San Francisco Airport Commission
Second Series Refunding RB Series 36A (LOC: US Bank, NA)		0.04%		01/07/14	25,000,000	25,000,000

San Francisco Bay Area Rapid Transit District
Sales Tax Refunding RB Series 2005A (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		01/07/14	13,400,000	13,400,000

Sales Tax Refunding RB Series 2006A (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		01/07/14	6,125,000	6,125,000

San Francisco Housing Auth
M/F Housing Refunding RB (Valencia Gardens) Series 2004 (LOC: Citibank, NA)		0.12%		01/07/14	7,120,000	7,120,000

San Francisco Public Utilities Commission
Water RB 2011 & 2012 Subseries A (LIQ: State Street Bank & Trust Company, NA)	a	0.07%		01/07/14	4,225,000	4,225,000

Water RB Series 2011A (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		01/07/14	17,845,000	17,845,000

San Francisco Redevelopment Agency
M/F Housing Refunding RB (Fillmore Center) Series 1992A1 (LOC: Freddie Mac)		0.07%		01/07/14	28,300,000	28,300,000

26 See financial notes

 Schwab California Municipal Money Fund

Portfolio Holdings continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
M/F Housing Refunding RB (Fillmore Center) Series 1992A2 (LOC: Freddie Mac)		0.08%		01/07/14	3,750,000	3,750,000

San Joaquin Cnty Public Facilities Financing Corp
COP Series 2007 (GTY/LIQ: US Bank, NA)	a	0.06%		01/07/14	40,755,000	40,755,000

San Jose
M/F Housing RB (Pollard Plaza Apts) Series 2002D (LOC: Freddie Mac)		0.09%		01/07/14	6,695,000	6,695,000

M/F Housing RB (Villa Monterey Apts) Series 2002F (LOC: Fannie Mae)		0.05%		01/07/14	2,000,000	2,000,000

San Jose-Evergreen CCD
GO Bonds Series A (LIQ: Citibank, NA)	a	0.07%		01/07/14	500,000	500,000

San Leandro
M/F Housing RB (Carlton Plaza) Series 1997A (LOC: Fannie Mae)		0.09%		01/07/14	7,600,000	7,600,000

San Marcos Redevelopment Agency
M/F Housing RB (Grandon Village) Series 2002A (LOC: Freddie Mac)		0.09%		01/07/14	13,390,000	13,390,000

San Mateo Cnty CCD
GO Bonds Series 2006B (LIQ: Wells Fargo Bank, NA)	a	0.08%		01/07/14	1,600,000	1,600,000

San Mateo Cnty Jt Powers Financing Auth
Lease Refunding RB (Robert Sans Memorial) Series 2013A (LIQ: Barclays Bank Plc)	a	0.07%		01/07/14	10,875,000	10,875,000

San Mateo Cnty Transit District
Limited Tax Refunding Bonds Series 2005A (LIQ: JPMorgan Chase Bank, NA)	a	0.11%		01/07/14	5,000,000	5,000,000

Santa Clara Cnty Housing Auth
M/F Housing RB (Monte Vista Terrace Apts) Series 2005C (LOC: Union Bank, NA)		0.13%		01/07/14	8,980,000	8,980,000

M/F Housing Refunding RB (Willows Apts) Series 2005A (LOC: Union Bank, NA)		0.08%		01/07/14	4,075,000	4,075,000

Santa Clara Valley Transportation Auth
Sales Tax Refunding RB Series 2007A (LIQ: Citibank, NA)	a	0.06%		01/07/14	2,500,000	2,500,000

Sales Tax Refunding RB Series 2008A (LIQ: Sumitomo Mitsui Banking Corp)		0.03%		01/07/14	15,400,000	15,400,000

Sales Tax Refunding RB Series 2008B (LIQ: Sumitomo Mitsui Banking Corp)		0.03%		01/07/14	22,000,000	22,000,000

Sales Tax Refunding RB Series 2008D (LIQ: Sumitomo Mitsui Banking Corp)		0.05%		01/07/14	8,000,000	8,000,000

SalesTax Refunding RB Series 2008C (LIQ: Sumitomo Mitsui Banking Corp)		0.04%		01/07/14	20,000,000	20,000,000

Santa Monica-Malibu USD
GO Bonds Series D (LIQ: Citibank, NA)	a	0.07%		01/07/14	4,800,000	4,800,000

Sausalito
M/F Housing RB (Rotary Village Sr Housing) Series 2003 (LOC: Bank of the West)		0.20%		01/07/14	2,050,000	2,050,000

Sequoia UHSD
GO Bonds Series 2005B (LIQ: JPMorgan Chase Bank, NA)	a	0.09%		01/07/14	7,360,000	7,360,000

Southern California Metropolitan Water District
Water RB Series 2000B4 (LIQ: Wells Fargo Bank, NA)		0.04%		01/07/14	2,200,000	2,200,000

Water RB Series 2005C (LIQ: Citibank, NA)	a	0.07%		01/07/14	24,750,000	24,750,000

Water RB Series 2006A (LIQ: Bank of America, NA)	a	0.08%		01/07/14	9,300,000	9,300,000

Water RB Series 2006A (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		01/07/14	5,590,000	5,590,000

Water RB Series 2008A (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		01/07/14	5,000,000	5,000,000

Water Refunding RB Series 2009A2		0.06%	01/07/14	03/24/14	54,660,000	54,660,000

Water Refunding RB Series 2011A1		0.08%	01/07/14	01/16/15	23,940,000	23,940,000

See financial notes 27

 Schwab California Municipal Money Fund

Portfolio Holdings continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Water Refunding RB Series 2011A3		0.08%	01/07/14	01/16/15	30,000,000	30,000,000

Water Refunding RB Series 2013D		0.03%		01/07/14	10,700,000	10,700,000

Water Refunding RB Series 2013E		0.08%	01/07/14	03/28/14	34,500,000	34,500,000

Southern California Public Power Auth
Refunding RB (Magnolia Power) Series 2009-1 (LOC: U.S. Bank NA)		0.04%		01/07/14	17,485,000	17,485,000

Refunding RB (Palo Verde) Series 2008A (LOC: Barclays Bank Plc)		0.04%		01/07/14	17,100,000	17,100,000

Refunding RB (Palo Verde) Series 2008B (LOC: Barclays Bank Plc)		0.04%		01/07/14	3,700,000	3,700,000

Univ of California
General RB Series 2007J (LIQ: Citibank, NA)	a	0.06%		01/02/14	400,000	400,000

General RB Series 2007J (LIQ: Citibank, NA)	a	0.06%		01/07/14	9,550,000	9,550,000

General RB Series 2008L (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		01/07/14	4,800,000	4,800,000

General RB Series 2009O (LIQ: Citibank, NA)	a	0.06%		01/07/14	3,500,000	3,500,000

General RB Series 2009Q (LIQ: Barclays Bank Plc)	a	0.07%		01/07/14	6,665,000	6,665,000

General RB Series 2013AF (LIQ: Deutsche Bank AG)	a	0.07%		01/07/14	7,500,000	7,500,000

General RB Series 2013AF (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		01/07/14	6,500,000	6,500,000

General RB Series 2013AI (LIQ: State Street Bank & Trust Company, NA)	a	0.06%		01/07/14	10,665,000	10,665,000

Limited Project RB Series 2007D (LIQ: Citibank, NA)	a	0.06%		01/02/14	2,070,000	2,070,000

Limited Project RB Series 2012G (LIQ: Barclays Bank Plc)	a	0.07%		01/07/14	10,760,000	10,760,000

Limited Project RB Series 2012G (LIQ: Morgan Stanley Bank NA)	a	0.08%		01/07/14	4,695,000	4,695,000

Medical Center Pooled RB Series 2007C2 (LIQ: State Street Bank & Trust Company, NA)	a	0.06%		01/07/14	20,750,000	20,750,000

Medical Center Pooled RB Series 2007C2 (LIQ: Wells Fargo & Co)	a	0.08%		01/07/14	13,615,000	13,615,000

Medical Center Pooled RB Series 2013J (LIQ: Barclays Bank Plc)	a	0.07%		01/07/14	24,950,000	24,950,000

Medical Center Pooled RB Series 2013J (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		01/07/14	15,505,000	15,505,000

Victor Valley CCD
GO Bonds Series C (LIQ: Wells Fargo & Co)	a	0.10%		01/07/14	8,885,000	8,885,000

Westminster Redevelopment Agency
M/F Housing RB (Brookhurst Royale Sr Assisted Living) Series 2000A (LOC: Union Bank, NA)		0.15%		01/07/14	5,875,000	5,875,000

Whittier UHSD
GO Bonds Series 2009A (GTY/LIQ: Wells Fargo & Co)	a	0.08%		01/07/14	12,275,000	12,275,000

William S. Hart UHSD
GO Bonds Series A (GTY/LIQ: Wells Fargo & Co)	a	0.10%		01/07/14	27,250,000	27,250,000

GO Bonds Series B (GTY/LIQ: Wells Fargo Bank, NA)	a	0.08%		01/07/14	6,000,000	6,000,000

Yosemite CCD
GO Bonds Series 2008C (LIQ: Bank of America, NA)	a	0.09%		01/07/14	8,000,000	8,000,000

						4,277,751,156

Other Investments 4.9%
Nuveen California AMT-Free Municipal Income Fund
Variable Rate Demand Preferred Shares Series 2 (GTY/LIQ: Deutsche Bank Trust Company Americas)	a	0.14%		01/07/14	17,700,000	17,700,000

Variable Rate Demand Preferred Shares Series 5 (GTY/LIQ: Morgan Stanley Bank NA)	a	0.22%		01/07/14	50,300,000	50,300,000

Nuveen California Dividend Advantage Municipal Fund
Variable Rate Demand Preferred Shares Series 1 (GTY/LIQ: Morgan Stanley Bank NA)	a	0.22%		01/07/14	55,000,000	55,000,000

28 See financial notes

 Schwab California Municipal Money Fund

Portfolio Holdings continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Nuveen California Dividend Advantage Municipal Fund 2
Variable Rate Demand Preferred Shares Series 1 (GTY/LIQ: Royal Bank of Canada)	a	0.16%		01/07/14	38,000,000	38,000,000

Nuveen California Dividend Advantage Municipal Fund 3
Variable Rate Demand Preferred Shares Series 1 (GTY/LIQ: Barclays Bank Plc)	a	0.15%		01/07/14	40,000,000	40,000,000

Nuveen California Investment Quality Municipal Fund
Variable Rate Demand Preferred Shares Series 2 (GTY/LIQ: Royal Bank of Canada)	a	0.14%		01/07/14	29,600,000	29,600,000

Nuveen California Municipal Market Opportunity Fund
Variable Rate Demand Preferred Shares Series 1 (GTY/LIQ: Deutsche Bank Trust Company Americas)	a	0.15%		01/07/14	29,800,000	29,800,000

Nuveen California Performance Plus Municipal Fund
Variable Rate Demand Preferred Shares Series 1 (GTY/LIQ: Citibank, NA)	a	0.13%		01/07/14	3,000,000	3,000,000

Nuveen California Quality Income Municipal Fund
Variable Rate Demand Preferred Shares Series 1 (GTY/LIQ: Citibank, NA)	a	0.13%		01/07/14	31,000,000	31,000,000

Nuveen California Select Quality Municipal Fund
Variable Rate Demand Preferred Shares Series 1 (GTY/LIQ: Citibank, NA)	a	0.13%		01/07/14	35,900,000	35,900,000

						330,300,000

Total Variable-Rate Securities
(Cost $4,608,051,156)						4,608,051,156

End of Investments.

At 12/31/13, the tax basis cost of the fund’s investments was $6,986,449,468.

a	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $2,689,022,156 or 39.4% of net assets.
b	Illiquid security. At the period end, the value of these amounted to $17,500,000 or 0.3% of net assets.

BAN —	Bond anticipation note
CCD —	Community college district
COP —	Certificate of participation
CP —	Commercial paper
CSD —	Central school district
GO —	General obligation
GTY —	Guaranty agreement
HFA —	Housing finance agency/authority
HRA —	Housing & redevelopment authority
HSD —	High school district
IDA —	Industrial development agency/authority
IDB —	Industrial development board
IDC —	Industrial development corporation
IDRB —	Industrial development revenue bond
IRB —	Industrial revenue bond
ISD —	Independent school district
LIQ —	Liquidity agreement
LOC —	Letter of credit
M/F —	Multi-family
RAN —	Revenue anticipation note
RB —	Revenue bond
SD —	School district
S/F —	Single-family
TAN —	Tax anticipation note
TRAN —	Tax and revenue anticipation note
UFSD —	Union free school district
UHSD —	Union high school district
USD —	Unified school district

See financial notes 29

 Schwab California Municipal Money Fund

Portfolio Holdings continued

At December 31, 2013, all of the fund’s investment securities were classified as Level 2. The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended December 31, 2013. The breakdown of the fund’s investments into major categories is disclosed on the portfolio holdings. (See financial note 2(a) for additional information)

30 See financial notes

 Schwab California Municipal Money Fund

Statement of
Assets and Liabilities
As of December 31, 2013

Assets

Investments, at cost and value (Note 2a)		$6,986,449,468
Cash		106,396
Receivables:
Interest		10,431,242
Fund shares sold		401,053
Prepaid expenses	+	60,736

Total assets		6,997,448,895

Liabilities

Payables:
Investments bought		163,928,548
Investment adviser and administrator fees		46,932
Fund shares redeemed		802,344
Distributions to shareholders		4,758
Accrued expenses	+	131,640

Total liabilities		164,914,222

Net Assets

Total assets		6,997,448,895
Total liabilities	−	164,914,222

Net assets		$6,832,534,673

Net Assets by Source
Capital received from investors		6,832,534,673

Net Asset Value (NAV) by Shares Class

			Shares
Share Class	Net Assets	÷	Outstanding	=	NAV
Sweep Shares	$6,081,335,121		6,080,537,939		$1.00
Value Advantage Shares	$751,199,552		751,093,880		$1.00

See financial notes 31

 Schwab California Municipal Money Fund

Statement of
Operations
For the period January 1, 2013 through December 31, 2013

Investment Income

Interest		$9,653,838

Expenses

Investment adviser and administrator fees		21,993,019
Shareholder service fees:
Sweep Shares		20,911,613
Value Advantage Shares		1,769,508
Portfolio accounting fees		260,961
Custodian fees		139,482
Shareholder reports		128,809
Registration fees		80,216
Professional fees		61,422
Independent trustees’ fees		45,714
Transfer agent fees		40,941
Interest expense		823
Other expenses	+	134,265

Total expenses		45,566,773
Expense reduction by CSIM and its affiliates	−	36,590,040
Custody credits	−	716

Net expenses	−	8,976,017

Net investment income		677,821

Realized Gains (Losses)

Net realized gains on investments		499,952

Increase in net assets resulting from operations		$1,177,773

32 See financial notes

 Schwab California Municipal Money Fund

Statement of
Changes in Net Assets
For the current and prior report periods

Operations

1/1/13-12/31/13			1/1/12-12/31/12
Net investment income		$677,821	$660,088
Net realized gains	+	499,952	1,387,924

Increase in net assets from operations		1,177,773	2,048,012

Distributions to Shareholders

Distributions from net investment income
Sweep Shares		(597,400)	(563,134)
Value Advantage Shares	+	(80,421)	(96,954)

Total distributions from net investment income		(677,821)	(660,088)

Distributions from net realized gains
Sweep Shares		(163,742)	(674,966)
Value Advantage Shares	+	(20,237)	(94,202)

Total distributions from net realized gains		(183,979)	(769,168)

Total distributions		(861,800)	(1,429,256)

Transactions in Fund Shares*

Shares Sold
Sweep Shares		15,761,348,750	15,318,851,706
Value Advantage Shares	+	136,443,045	131,884,987

Total shares sold		15,897,791,795	15,450,736,693

Shares Reinvested
Sweep Shares		741,203	1,222,360
Value Advantage Shares	+	91,147	167,916

Total shares reinvested		832,350	1,390,276

Shares Redeemed
Sweep Shares		(15,818,353,147)	(14,824,221,615)
Value Advantage Shares	+	(238,399,228)	(350,293,185)

Total shares redeemed		(16,056,752,375)	(15,174,514,800)

Net transactions in fund shares		(158,128,230)	277,612,169

Net Assets

Beginning of period		6,990,346,930	6,712,116,005
Total increase or decrease	+	(157,812,257)	278,230,925

End of period		$6,832,534,673	$6,990,346,930

*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.

See financial notes 33

Schwab California AMT Tax-Free Money Fund™

Financial Statements

Financial Highlights

	1/1/13–		1/1/12–		1/1/11–		1/1/10–		1/1/09–
	12/31/13		12/31/12		12/31/11		12/31/10		12/31/09

Per-Share Data ($)

Net asset value at beginning of period	1.00		1.00		1.00		1.00		1.00

Income (loss) from investment operations:
Net investment income (loss)	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]
Net realized and unrealized gains (losses)	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]

Total from investment operations	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]
Less distributions:
Distributions from net investment income	(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]
Distributions from net realized gains	(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]

Total distributions	(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]

Net asset value at end of period	1.00		1.00		1.00		1.00		1.00

Total return (%)	0.02		0.02		0.04		0.02		0.20

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.15	[2]	0.20	[2]	0.28	[2]	0.35	[2]	0.46	[2,3]
Gross operating expenses	0.70		0.69		0.65		0.63		0.64
Net investment income (loss)	0.01		0.01		0.01		0.01		0.20
Net assets, end of period ($ x 1,000,000)	141		159		179		232		383

1 Per-share amount was less than $0.01.
2 Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation. (See financial note 5)
3 The ratio of net operating expenses would have been 0.44% if certain non-routine expenses (participation fees for the Treasury’s Temporary Guarantee Program for Money Market Funds) had not been incurred.

34 See financial notes

 Schwab California AMT Tax-Free Money Fund

Portfolio Holdings as of December 31, 2013

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also files a complete schedule of portfolio holdings with the SEC monthly on Form N-MFP which is available 60 days after the end of the month to which the information pertains. A monthly schedule of portfolio holdings is also available by visiting the fund’s website at www.schwabfunds.com/prospectus along with a link to the fund’s Form N-MFP filings on the SEC’s website.

For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the effective maturity and maturity date are the same, the date will appear in the maturity date column.

		Cost	Value
Holdings by Category		($)	($)

37.5%	Fixed-Rate Securities	53,005,981	53,005,981
64.8%	Variable-Rate Securities	91,667,000	91,667,000

102.3%	Total Investments	144,672,981	144,672,981
(2.3%)	Other Assets and Liabilities, Net		(3,262,241)

100.0%	Net Assets		141,410,740

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Fixed-Rate Securities 37.5% of net assets

California 37.5%
Beverly Hills Public Finance Auth
Lease Refunding RB Series 2013A		3.00%		06/01/14	1,200,000	1,213,767

California
Economic Recovery Bonds Series 2004A		5.25%		07/01/14	1,215,000	1,245,199

GO Bonds		5.00%		02/01/14	140,000	140,556

GO Bonds		3.00%		03/01/14	200,000	200,872

GO Bonds		5.00%		03/01/14	200,000	201,528

GO Bonds		5.25%		03/01/14	175,000	176,306

GO Bonds		3.70%		04/01/14	510,000	514,208

GO Bonds		5.00%		04/01/14	125,000	126,464

GO Bonds		4.13%		06/01/14	200,000	203,050

GO Bonds		5.00%		06/01/14	470,000	479,113

GO Refunding Bonds		3.00%		02/01/14	175,000	175,397

GO Refunding Bonds		5.00%		02/01/14	270,000	271,062

GO Refunding Bonds		5.00%		03/01/14	110,000	110,826

GO Refunding Bonds		5.00%		05/01/14	225,000	228,491

GO Refunding Bonds		5.00%		08/01/14	550,000	564,859

GO Refunding Bonds		4.00%		09/01/14	225,000	230,573

RAN 2013-2014 Series A2		2.00%		06/23/14	1,850,000	1,865,538

Various Purpose GO Bonds		4.00%		09/01/14	110,000	112,706

California Dept of Water Resources
Power Supply RB Series 2010L		5.00%		05/01/14	1,000,000	1,015,969

California Health Facilities Financing Auth
RB (Kaiser Permanente) Series 2006E		0.20%		07/08/14	2,000,000	2,000,000

California Public Works Board
Lease RB (Univ of California) Series 2009E (ESCROW)		4.00%		04/01/14	400,000	403,667

See financial notes 35

 Schwab California AMT Tax-Free Money Fund

Portfolio Holdings continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
California School Cash Reserve Program Auth
Bonds 2013-2014 Series H		2.00%		06/02/14	1,400,000	1,410,124

California Statewide Communities Development Auth
RB (Kaiser Permanente) Series 2004E		0.15%		02/03/14	500,000	500,000

RB (Kaiser Permanente) Series 2008B		0.11%		04/01/14	1,000,000	1,000,000

RB (Kaiser Permanente) Series 2009B2		0.20%		07/07/14	1,000,000	1,000,000

Contra Costa Water District
Extendible CP		0.13%	02/05/14	07/06/14	1,555,000	1,555,000

East Bay Municipal Utility District
Water System Extendible CP		0.13%	01/14/14	06/21/14	1,600,000	1,600,000

Water System Extendible CP		0.14%	01/22/14	07/14/14	1,000,000	1,000,000

Water System Sub Refunding RB Series 2007B		5.00%		06/01/14	150,000	152,870

Foothill-Eastern Transportation Corridor Agency
Toll Road Refunding RB Series 1999 (ESCROW)		5.80%		02/01/14	1,500,000	1,521,690

Toll Road Refunding RB Series 1999 (ESCROW)		5.85%		02/01/14	500,000	507,210

Toll Road Refunding RB Series 1999 (ESCROW)	b	5.88%		02/01/14	1,500,000	1,521,900

Los Angeles
GO Bonds Series 2006A		4.00%		09/01/14	200,000	204,847

GO Refunding Bonds Series 2002B		5.00%		09/01/14	100,000	103,117

GO Refunding Bonds Series 2005B		4.50%		09/01/14	100,000	102,786

Wastewater System Refunding RB Series 2005A		5.00%		06/01/14	285,000	290,280

Wastewater System Refunding RB Series 2009A		5.00%		06/01/14	275,000	280,267

Los Angeles Cnty
TRAN 2013-2014		2.00%		06/30/14	4,010,000	4,043,897

Los Angeles Cnty Metropolitan Transportation Auth
First Tier Sr Sales Tax RB Series 2005A		5.00%		07/01/14	270,000	276,202

Los Angeles Dept of Water & Power
Power System RB Series 2007A1		5.00%		07/01/14	310,000	317,154

Power System RB Series 2011A		5.00%		07/01/14	250,000	255,871

Los Angeles Harbor Dept
CP Notes Series A2,B2&C2 (LIQ: Wells Fargo Bank, NA)		0.12%		04/02/14	2,500,000	2,500,000

Los Angeles Municipal Improvement Corp
Lease Revenue CP Series A2 (LOC: JPMorgan Chase Bank, NA)		0.11%		02/11/14	1,500,000	1,500,000

Los Angeles USD
GO Bonds Series 1997A		6.00%		07/01/14	300,000	308,448

GO Bonds Series 2007B		5.00%		07/01/14	155,000	158,639

GO Refunding Bonds Series 2002		5.75%		07/01/14	600,000	616,419

Riverside Cnty
TRAN 2013-2014 Series A		2.00%		03/31/14	1,000,000	1,004,492

San Bernardino Cnty
TRAN 2013-2014 Series A		2.00%		06/30/14	1,000,000	1,008,956

San Diego Cnty & SDs Pool Program
TRAN Series 2013B1		2.00%		01/31/14	1,000,000	1,001,486

TRAN Series 2013B2		2.00%		04/30/14	1,000,000	1,005,793

San Francisco
GO Refunding Bonds Series 2008R1		5.00%		06/15/14	1,205,000	1,230,688

Refunding COP (Moscone Center North) Series 2011B		4.00%		09/01/14	900,000	922,070

San Francisco Public Utilities Commission
Water RB Series 2010A		5.00%		11/01/14	410,000	426,182

San Jose Redevelopment Agency
Sub Tax Allocation RB Series 2003B (LOC: JPMorgan Chase Bank, NA)		0.15%		05/16/14	1,400,000	1,400,000

36 See financial notes

 Schwab California AMT Tax-Free Money Fund

Portfolio Holdings continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
San Mateo Cnty CCD
GO Bonds Series 2005B (LIQ: Wells Fargo & Co)	a	0.18%		01/16/14	215,000	215,000

GO Bonds Series 2005B&2006A (LIQ: Wells Fargo & Co)	a	0.20%		06/12/14	800,000	800,000

Santa Cruz Cnty
TRAN 2013-2014		2.00%		07/02/14	145,000	146,222

Southern California Metropolitan Water District
Water Refunding RB Series 2003A		5.00%		07/01/14	300,000	306,896

Water Refunding RB Series 2009E		3.75%		07/01/14	100,000	101,656

Waterworks GO Refunding Bonds Series 2010A		4.00%		03/01/14	100,000	100,581

Turlock Irrigation District
Sub Revenue CP Series A (LOC: Bank of America, NA)		0.14%		02/13/14	2,905,000	2,905,000

Univ of California
General RB Series 2005E		5.00%		05/15/14	200,000	203,428

General RB Series 2007J		5.00%		05/15/14	425,000	432,178

General RB Series 2007J (LIQ: Wells Fargo & Co)	a	0.20%		06/19/14	1,000,000	1,000,000

General RB Series 2009O		5.00%		05/15/14	625,000	635,727

General RB Series 2009Q		4.00%		05/15/14	1,100,000	1,115,164

Medical Center Pooled RB Series 2008D		5.00%		05/15/14	725,000	737,590

Ventura Cnty Public Financing Auth
Lease Revenue CP (LOC: Wells Fargo Bank, NA)		0.10%		03/03/14	2,100,000	2,100,000

Total Fixed-Rate Securities
(Cost $53,005,981)						53,005,981

Variable-Rate Securities 64.8% of net assets

California 64.8%
ABAG Finance Auth
RB (On Lok Sr Health Services) Series 2008 (LOC: Wells Fargo Bank, NA)		0.03%		01/07/14	500,000	500,000

Alameda Cnty IDA
RB (Dale Hardware) Series 2010 (LOC: Comerica Bank)		0.08%		01/07/14	2,480,000	2,480,000

Anaheim Public Financing Auth
Electric System Second Lien RB Series 2004 (GTY: Berkshire Hathaway Assurance Corp /LIQ: Morgan Stanley Bank NA)	a	0.08%		01/07/14	2,700,000	2,700,000

Bay Area Toll Auth
Toll Bridge RB Series 2006F (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		01/07/14	2,085,000	2,085,000

Toll Bridge RB Series 2009F1 (LIQ: Bank of America, NA)	a	0.09%		01/07/14	1,305,000	1,305,000

California
GO Bonds Series 2005B5 (LOC: Barclays Bank Plc)		0.03%		01/07/14	800,000	800,000

California Educational Facilities Auth
RB (Univ of Southern California) Series 2009A (LIQ: Deutsche Bank AG)	a	0.10%		01/07/14	2,220,000	2,220,000

California Health Facilities Financing Auth
Health Facility RB (Catholic Healthcare West) 2004 Series K (LOC: Mizuho Bank Ltd)		0.05%		01/07/14	1,000,000	1,000,000

RB (Memorial Health Services) Series 2013A		0.05%		01/07/14	2,000,000	2,000,000

RB (Sutter Health) Series 2011B (LIQ: Citibank, NA)	a	0.07%		01/07/14	1,600,000	1,600,000

California Infrastructure & Economic Development Bank
RB (Asian-American Drug Abuse Program) Series 2008 (LOC: Bank of the West)		0.18%		01/07/14	3,230,000	3,230,000

RB (Casa Loma College) Series 2009 (LOC: Comerica Bank)		0.11%		01/07/14	1,915,000	1,915,000

RB (PG&E) Series 2009D (LOC: Sumitomo Mitsui Banking Corp)		0.01%		01/02/14	100,000	100,000

See financial notes 37

 Schwab California AMT Tax-Free Money Fund

Portfolio Holdings continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Refunding RB (J. Paul Getty Trust) Series 2012B2 (LIQ: JP Morgan Chase & Co)	a	0.10%	01/07/14	02/13/14	595,000	595,000

California Pollution Control Financing Auth
Solid Waste Disposal RB (BLT Enterprises of Fremont) Series 2010 (LOC: Union Bank, NA)		0.07%		01/07/14	2,215,000	2,215,000

California Statewide Communities Development Auth
RB (Kaiser Permanente) Series 2012A (GTY/LIQ: Wells Fargo Bank, NA)	a	0.08%		01/07/14	690,000	690,000

Carlsbad USD
GO Bonds Series 2009B (LIQ: Wells Fargo & Co)	a	0.10%		01/07/14	160,000	160,000

East Bay Municipal Utility District
Water System Refunding RB Series 2008A2 (LIQ: US Bank, NA)		0.04%		01/07/14	500,000	500,000

Water System Sub Refunding RB Series 2010A (LIQ: Citibank, NA)	a	0.06%		01/07/14	240,000	240,000

Elsinore Valley Municipal Water District
Refunding COP Series 2011A (LOC: Union Bank, NA)		0.09%		01/07/14	1,170,000	1,170,000

Foothill-DeAnza CCD
GO Bonds Series A (LIQ: Deutsche Bank AG)	a	0.07%		01/07/14	242,000	242,000

GO Bonds Series B (LIQ: Deutsche Bank AG)	a	0.07%		01/07/14	355,000	355,000

GO Bonds Series C (LIQ: Branch Banking & Trust Co)	a	0.07%		01/07/14	1,200,000	1,200,000

Golden State Tobacco Securitization Corp
Enhanced Tobacco Settlement Asset-Backed Bonds Series 2005A (GTY: Berkshire Hathaway Assurance Corp /LIQ: Citibank, NA)	a	0.16%		01/07/14	2,000,000	2,000,000

Grossmont Healthcare District
GO Bonds Series 2011B (LIQ: Credit Suisse AG)	a	0.06%		01/07/14	1,200,000	1,200,000

Kings Cnty Housing Auth
M/F Housing Refunding RB (Edgewater Isle Apts) Series 2001A (LOC: Fannie Mae)		0.08%		01/07/14	2,195,000	2,195,000

Los Angeles CCD
GO Bonds Series 2007A (LIQ: Citibank, NA)	a	0.09%		01/07/14	3,000,000	3,000,000

Los Angeles Cnty Metropolitan Transportation Auth
First Tier Sr Sales Tax Refunding RB Series 2008A3&A4 (GTY/LIQ: Royal Bank of Canada)	a	0.05%		01/07/14	1,975,000	1,975,000

Los Angeles Dept of Airports
Airport Sr RB Series 2010A (LIQ: Bank of America, NA)	a	0.06%		01/07/14	1,295,000	1,295,000

Los Angeles Dept of Water & Power
Power System RB Series 2001B3 (LIQ: Wells Fargo Bank, NA)		0.02%		01/02/14	100,000	100,000

Power System RB Series 2002A4 (LIQ: JPMorgan Chase Bank, NA)		0.04%		01/07/14	200,000	200,000

Power System RB Series 2007A1 (LIQ: JPMorgan Chase Bank, NA)	a,c	0.07%		01/07/14	4,600,000	4,600,000

Water System RB Series 2006A (LIQ: Citibank, NA)	a	0.07%		01/07/14	750,000	750,000

Monterey Peninsula Water Management District
COP (Wastewater Reclamation) Series 1992 (LOC: Wells Fargo Bank, NA)		0.10%		01/07/14	1,550,000	1,550,000

Mt. Diablo USD
GO Bonds Series 2010A (GTY/LIQ: Wells Fargo Bank, NA)	a	0.08%		01/07/14	930,000	930,000

Newport-Mesa USD
GO Bonds Series 2007 (LIQ: Deutsche Bank AG)	a,c	0.12%		01/07/14	5,240,000	5,240,000

Pasadena
Refunding COP Series 2008A (LOC: Bank of America, NA)		0.04%		01/07/14	1,200,000	1,200,000

Pittsburg Public Financing Auth
Water Refunding RB Series 2008 (LOC: Bank of the West)		0.10%		01/07/14	970,000	970,000

Riverside Cnty Transportation Commission
Sales Tax RB Series 2013A (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		01/07/14	1,875,000	1,875,000

Sacramento Cnty Sanitation District Financing Auth
Sub Lien Refunding RB Series 2013A (GTY/LIQ: Royal Bank of Canada)	a	0.05%		01/07/14	4,950,000	4,950,000

38 See financial notes

 Schwab California AMT Tax-Free Money Fund

Portfolio Holdings continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
San Diego CCD
GO Bonds Series 2009 (LIQ: Citibank, NA)	a	0.08%		01/07/14	3,125,000	3,125,000

GO Bonds Series 2011 (LIQ: Deutsche Bank AG)	a	0.08%		01/07/14	3,500,000	3,500,000

San Diego Cnty
COP (San Diego Jewish Academy) Series 2003 (LOC: Comerica Bank)		0.06%		01/07/14	680,000	680,000

San Diego Cnty Regional Transportation Commission
Limited Sales Tax RB Series 2008B (LIQ: JPMorgan Chase Bank, NA)		0.04%		01/07/14	1,445,000	1,445,000

San Diego Cnty Water Auth
Water Revenue COP Series 2008A (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		01/07/14	1,000,000	1,000,000

San Diego Public Facilities Financing Auth
Sr Sewer RB Series 2009A (GTY/LIQ: Wells Fargo & Co)	a	0.08%		01/07/14	2,000,000	2,000,000

San Francisco
GO Bonds Series 2009A (LIQ: Wells Fargo & Co)	a	0.08%		01/07/14	530,000	530,000

San Francisco Public Utilities Commission
Water RB 2011 & 2012 Subseries A (LIQ: State Street Bank & Trust Company, NA)	a	0.07%		01/07/14	330,000	330,000

San Francisco Redevelopment Agency
M/F Housing Refunding RB (Fillmore Center) Series 1992A1 (LOC: Freddie Mac)		0.07%		01/07/14	1,800,000	1,800,000

San Jose-Evergreen CCD
GO Bonds Series A (LIQ: Citibank, NA)	a	0.07%		01/07/14	3,480,000	3,480,000

Santa Clara Valley Transportation Auth
SalesTax Refunding RB Series 2008C (LIQ: Sumitomo Mitsui Banking Corp)		0.04%		01/07/14	1,000,000	1,000,000

Southern California Metropolitan Water District
Water Refunding RB Series 2009A2		0.06%	01/07/14	03/24/14	500,000	500,000

Water Refunding RB Series 2011A3		0.08%	01/07/14	01/16/15	1,135,000	1,135,000

Water Refunding RB Series 2013D		0.03%		01/07/14	2,000,000	2,000,000

Water Refunding RB Series 2013E		0.08%	01/07/14	03/28/14	1,500,000	1,500,000

Southern California Public Power Auth
Refunding RB (Palo Verde) Series 2008B (LOC: Barclays Bank Plc)		0.04%		01/07/14	400,000	400,000

Sunnyvale
Refunding COP Series 2009A (LOC: Union Bank, NA)		0.04%		01/07/14	2,410,000	2,410,000

William S. Hart UHSD
GO Bonds Series A (GTY/LIQ: Wells Fargo & Co)	a	0.10%		01/07/14	1,150,000	1,150,000

GO Bonds Series B (GTY/LIQ: Wells Fargo Bank, NA)	a	0.08%		01/07/14	350,000	350,000

Total Variable-Rate Securities
(Cost $91,667,000)						91,667,000

End of Investments.

At 12/31/13, the tax basis cost of the fund’s investments was $144,672,981.

a	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $58,687,000 or 41.5% of net assets.
b	Delayed-delivery security.
c	All or a portion of this security is designated as collateral for delayed-delivery securities.

See financial notes 39

 Schwab California AMT Tax-Free Money Fund

Portfolio Holdings continued

BAN —	Bond anticipation note
CCD —	Community college district
COP —	Certificate of participation
CP —	Commercial paper
CSD —	Central school district
GO —	General obligation
GTY —	Guaranty agreement
HFA —	Housing finance agency/authority
HRA —	Housing & redevelopment authority
HSD —	High school district
IDA —	Industrial development agency/authority
IDB —	Industrial development board
IDC —	Industrial development corporation
IDRB —	Industrial development revenue bond
IRB —	Industrial revenue bond
ISD —	Independent school district
LIQ —	Liquidity agreement
LOC —	Letter of credit
M/F —	Multi-family
RAN —	Revenue anticipation note
RB —	Revenue bond
SD —	School district
S/F —	Single-family
TAN —	Tax anticipation note
TRAN —	Tax and revenue anticipation note
UFSD —	Union free school district
UHSD —	Union high school district
USD —	Unified school district

At December 31, 2013, all of the fund’s investment securities were classified as Level 2. The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended December 31, 2013. The breakdown of the fund’s investments into major categories is disclosed on the portfolio holdings. (See financial note 2(a) for additional information)

40 See financial notes

 Schwab California AMT Tax-Free Money Fund

Statement of
Assets and Liabilities
As of December 31, 2013

Assets

Investments, at cost and value (Note 2a)		$144,672,981
Cash		10,459
Receivables:
Interest		429,196
Fund shares sold		43,809
Prepaid expenses	+	1,365

Total assets		145,157,810

Liabilities

Payables:
Investments bought		3,645,607
Fund shares redeemed		66,806
Distributions to shareholders		3,062
Accrued expenses	+	31,595

Total liabilities		3,747,070

Net Assets

Total assets		145,157,810
Total liabilities	−	3,747,070

Net assets		$141,410,740

Net Assets by Source
Capital received from investors		141,410,740

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$141,410,740		141,358,332		$1.00

See financial notes 41

 Schwab California AMT Tax-Free Money Fund

Statement of
Operations
For the period January 1, 2013 through December 31, 2013

Investment Income

Interest		$238,456

Expenses

Investment adviser and administrator fees		528,049
Shareholder service fees		331,916
Portfolio accounting fees		78,293
Professional fees		31,711
Independent trustees’ fees		26,976
Transfer agent fees		20,571
Registration fees		19,266
Custodian fees		7,155
Shareholder reports		3,947
Interest expense		157
Other expenses	+	11,640

Total expenses		1,059,681
Expense reduction by CSIM and its affiliates	−	836,304
Custody credits	−	2

Net expenses	−	223,375

Net investment income		15,081

Realized Gains (Losses)

Net realized gains on investments		22,708

Increase in net assets resulting from operations		$37,789

42 See financial notes

 Schwab California AMT Tax-Free Money Fund

Statement of
Changes in Net Assets
For the current and prior report periods

Operations

1/1/13-12/31/13			1/1/12-12/31/12
Net investment income		$15,081	$17,542
Net realized gains	+	22,708	12,982

Increase in net assets from operations		37,789	30,524

Distributions to Shareholders

Distributions from net investment income		(15,081)	(17,542)
Distributions from net realized gains	+	(20,825)	(11,157)

Total distributions		(35,906)	(28,699)

Transactions in Fund Shares*

Shares sold		54,670,570	40,486,230
Shares reinvested		31,237	21,021
Shares redeemed	+	(72,706,702)	(59,984,472)

Net transactions in fund shares		(18,004,895)	(19,477,221)

Net Assets

Beginning of period		159,413,752	178,889,148
Total decrease	+	(18,003,012)	(19,475,396)

End of period		$141,410,740	$159,413,752

*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.

See financial notes 43

 Schwab California Municipal Money Fund and California AMT Tax-Free Money Fund

Financial Notes

1. Business Structure of the Funds:

Each of the funds in this report is a series of The Charles Schwab Family of Funds (the “trust”), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The list below shows all the funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:

The Charles Schwab Family of Funds (organized October 20, 1989)	Schwab Investor Money Fund
Schwab Money Market Fund	Schwab Municipal Money Fund
Schwab Government Money Fund	Schwab AMT Tax-Free Money Fund
Schwab U.S. Treasury Money Fund	Schwab California Municipal Money Fund
Schwab Treasury Obligations Money Fund	Schwab California AMT Tax-Free Money Fund
Schwab Value Advantage Money Fund	Schwab New York AMT Tax-Free Money Fund
Schwab Advisor Cash Reserves	Schwab New Jersey AMT Tax-Free Money Fund
Schwab Cash Reserves	Schwab Pennsylvania Municipal Money Fund
Schwab Retirement Advantage Money Fund	Schwab Massachusetts AMT Tax-Free Money Fund

Schwab California Municipal Money Fund offers two share classes: Sweep Shares and Value Advantage Shares. Shares of each class represent interest in the same portfolio, but each class has different expenses and investment minimums. Schwab California AMT Tax-Free Money Fund currently offers one share of class: Value Advantage Shares.

Shares are bought and sold at closing net asset value per share (“NAV”), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the funds’ Board of Trustees (the “Board”) may authorize the issuance of as many shares as necessary.

Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

(a) Security Valuation:

Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities in the funds are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that

44

 Schwab California Municipal Money Fund and California AMT Tax-Free Money Fund

Financial Notes (continued)

2. Significant Accounting Policies (continued):

asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information. Securities held by money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.

•	Level 3 — significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The levels associated with valuing the funds’ investments as of December 31, 2013 are disclosed in the Portfolio Holdings.

(b) Accounting Policies for certain Portfolio Investments (if held):

Delayed-Delivery Transactions: The funds may buy securities at a predetermined price or yield, with payment and delivery taking place after the customary settlement period for that type of security. The funds will assume the rights and risks of ownership at the time of purchase, including the risk of price and yield fluctuations. Typically, no interest will accrue to a fund until the security is delivered. The funds will earmark or segregate appropriate liquid assets to cover their delayed-delivery purchase obligations.

(c) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.

(d) Investment Income:

Interest income is recorded as it accrues. If a fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes premiums and accretes discounts from the current date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security is callable (meaning that the issuer has the option to pay it off before its maturity date), then the fund amortizes the premium to the security’s call date and price, rather than the maturity date and price.

 45

 Schwab California Municipal Money Fund and California AMT Tax-Free Money Fund

Financial Notes (continued)

2. Significant Accounting Policies (continued):

(e) Expenses:

Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

For funds offering multiple share classes, the net investment income, other than class specific expenses, and the realized and unrealized gains or losses, are allocated daily to each class in proportion to their average daily net assets.

(f) Distributions to Shareholders:

The funds declare distributions from net investment income, if any, every day they are open for business. These distributions, which are substantially equal to the funds’ net investment income for that day, are paid out to shareholders once a month. The funds make distributions from net realized capital gains, if any, once a year.

(g) Custody Credit:

The funds have an arrangement with their custodian bank, State Street Bank and Trust Company (“State Street”), under which the funds may receive a credit for their uninvested cash balance to offset their custody fees and accounting fees. The credit amounts, if any, are disclosed in the Statement of Operations as a reduction to the funds’ operating expenses.

(h) Accounting Estimates:

The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.

(i) Federal Income Taxes:

The funds intend to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the funds distribute substantially all of their net investment income and realized net capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

(j) Indemnification:

Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.

3. Credit and Liquidity Enhancements:

A substantial portion of the funds’ investments are in securities with credit enhancements and/or liquidity enhancements from financial institutions or corporations. These enhancements are employed by the issuers of the securities to reduce credit risk and provide liquidity for the purchaser. The following table provides detail on the approximate percentage of each fund’s investments in securities with these types of enhancements, as well as the name of the entity providing the largest proportion of enhancements in each fund.

	Schwab	Schwab
	California Municipal	California AMT Tax-Free
	Money Fund	Money Fund

% of investments in securities with credit enhancements or liquidity enhancements	78%	67%
Largest % of investments in securities with credit enhancements or liquidity enhancements from a single institution	16% (Wells Fargo Group)	10% (JP Morgan Chase Group)

46

 Schwab California Municipal Money Fund and California AMT Tax-Free Money Fund

Financial Notes (continued)

3. Credit and Liquidity Enhancements (continued):

For additional information, please refer to the funds’ Portfolio Holdings.

4. Risk Factors:

Investment Risk. An investment in a fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the funds seek to preserve the value of a shareholder’s investment at $1 per share, it is possible to lose money by investing in the funds.

Interest Rate Risk. Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, a fund’s yield will change over time. During periods when interest rates are low, a fund’s yield (and total return) also will be low. A change in a central bank’s monetary policy or improving economic conditions may result in an increase in interest rates. Rising interest rates may decrease liquidity in the money market securities markets, making it more difficult for a fund to sell its money market investments at a time when the investment adviser might wish to sell such investments. Decreased market liquidity also may make it more difficult to value some or all of a fund’s money market securities holdings. In addition, to the extent a fund makes any reimbursement payments to the investment adviser and/or its affiliates, the fund’s yield would be lower.

Credit Risk. A fund is subject to the risk that a decline in the credit quality of a portfolio investment could cause the fund to lose money or underperform. A fund could lose money if the issuer of a portfolio investment fails to make timely principal or interest payments or if a guarantor or liquidity provider of a portfolio investment fails to honor its obligations. For fixed rate investments, negative perceptions of the ability of an issuer, guarantor or liquidity provider to make payments or otherwise honor its obligations, as applicable, could also cause the price of that investment to decline. The credit quality of a fund’s portfolio holdings can change rapidly in certain market environments and any downgrade or default on the part of a single portfolio investment could cause the fund’s share price or yield to fall. The fund’s investments in securities with credit or liquidity enhancements provided by foreign entities may involve certain risks that are greater than those associated with investments in securities with credit or liquidity enhancements provided by U.S. entities. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. In addition, sovereign risk, or the risk that a government may become unwilling or unable to meet its loan obligations or guarantees, could increase the credit risk of financial institutions connected to that particular country.

Management Risk. Any actively managed mutual fund is subject to the risk that its investment adviser will make poor security selections. A fund’s investment adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results. The investment adviser’s maturity decisions will also affect a fund’s yield, and in unusual circumstances potentially could affect its share price. To the extent that the investment adviser anticipates interest rate trends imprecisely, a fund’s yield at times could lag those of other money market funds.

Liquidity Support Provider Risk. The funds may invest a substantial portion of its assets in securities with guarantees and/or liquidity supports provided by a bank or other financial institution, and the existence and nature of such supports may be a significant factor in the investment adviser’s decision-making process. Generally, these enhancements are employed by the issuers of the securities to reduce credit risk and provide enhanced or back-up liquidity for purchasers, such as the funds. Adverse developments affecting these banks and financial institutions could therefore have a negative effect on the value of a fund’s holdings. For example, a rating agency downgrade of a credit or liquidity support provider may adversely affect the value of securities held by a fund. Any decline in the value of the securities held by a fund could cause the fund’s share price or yield to fall. To the extent that a portion of a fund’s underlying investments are guaranteed by the same bank or financial institution, these risks may be increased.

State Risk. The funds invest primarily in securities issued by the State of California and its municipalities. Any reduction in the credit ratings of obligations of these issuers could adversely affect the market values and marketability of such securities, and, consequently, the value of a fund’s portfolio. Further, a fund’s share price and performance could be affected by local, state and regional factors, including erosion of the tax base and changes in the economic climate. Certain California constitutional amendments, legislative measures, executive orders, administrative regulations and voter initiatives could result in adverse consequences affecting the State of California and/or its municipalities. The possibility exists that a natural disaster, including an earthquake, could create a major dislocation of the California economy and significantly affect the ability of state and local

 47

 Schwab California Municipal Money Fund and California AMT Tax-Free Money Fund

Financial Notes (continued)

4. Risk Factors (continued):

governments to raise money to pay principal and interest on their municipal securities. National governmental actions, such as the elimination of tax-exempt status, also could affect performance. In addition, a municipality or municipal project that relies directly or indirectly on national governmental funding mechanisms may be negatively affected by the national government’s current budgetary constraints.

Investment Concentration Risk. To the extent that a fund invests a substantial portion of its assets in municipal securities financing similar projects, the fund may be more sensitive to adverse economic, business or political developments. A change that affects one project, such as proposed legislation on the financing of the project, a shortage of materials needed for the project, or a declining need for the project, would likely affect all similar projects and the overall municipal securities market.

Taxable Determination Risk. Some of a fund’s income could be taxable. If certain types of investments a fund buys as tax-exempt are later ruled to be taxable, a portion of the fund’s income could become taxable. This risk, although generally considered low, is somewhat higher for investments that have been structured as municipal money market securities than for investments in other types of municipal money market securities. Any defensive investments in taxable securities or securities whose interest is subject to the federal alternative minimum tax (“AMT”) could generate taxable income. Also, some types of municipal securities produce income that is subject to the AMT.

Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. The market for certain investments may become illiquid due to specific adverse changes in the conditions of a particular issuer or under adverse market or economic conditions independent of the issuer. A fund’s investments in illiquid securities may reduce the returns of the fund because it may be unable to sell the illiquid securities at an advantageous time or price. Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.

Redemption Risk. A fund may experience periods of heavy redemptions that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. Redemptions by a few large investors in a fund may have a significant adverse effect on the fund’s ability to maintain a stable $1.00 share price. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the funds, could face a market-wide risk of increased redemption pressures, potentially jeopardizing the stability of their $1.00 share prices.

Regulatory Risk. The Securities and Exchange Commission (SEC) and other regulators may adopt additional money market fund regulations in the future, which may impact the operation and performance of a fund.

Money Market Risk. The funds are not designed to offer capital appreciation. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.

Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.

5. Affiliates and Affiliated Transactions:

Charles Schwab Investment Management, Inc. (“CSIM” or the “investment adviser”), a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (“Advisory Agreement”) between CSIM and the trust.

For its advisory and administrative services to the funds, CSIM is entitled to receive an annual fee, payable monthly, based on a percentage of each fund’s average daily net assets as follows:

Average Daily Net Assets

First $1 billion	0.35%
More than $1 billion but not exceeding $10 billion	0.32%
More than $10 billion but not exceeding $20 billion	0.30%
More than $20 billion but not exceeding $40 billion	0.27%
Over $40 billion	0.25%

The Board has adopted a Shareholder Servicing and Sweep Administration Plan (the “Plan”) on behalf of the funds. The Plan enables each fund to bear expenses relating to the provision by service providers, including Charles Schwab & Co., Inc. (a broker-dealer affiliate of CSIM, “Schwab”), of certain account maintenance, customer liaison and shareholder services to the

48

 Schwab California Municipal Money Fund and California AMT Tax-Free Money Fund

Financial Notes (continued)

5. Affiliates and Affiliated Transactions (continued):

current shareholders of the funds. Schwab serves as the funds’ paying agent under the Plan for making payments of the shareholder service fee due to the service providers (other than Schwab). All shareholder service fees paid by the funds to Schwab in its capacity as the funds’ paying agent will be passed through to the service providers, and Schwab will not retain any portion of such fees. The Plan also enables the sweep shares of the Schwab California Municipal Money Fund to pay Schwab for certain sweep administration services, such as processing of automatic purchases and redemptions it provides to fund shareholders invested in the fund.

Pursuant to the Plan, each fund’s shares are subject to an annual shareholder servicing fee up to the amount set forth in the table below. The shareholder servicing fee paid to a particular service provider is made pursuant to its written agreement with Schwab (or, in the case of payments made to Schwab, pursuant to Schwab’s written agreement with the funds), and the funds will pay no more than the amounts listed in the table below of the average annual daily net asset value of the fund shares owned by shareholders holding shares through such service providers. Sweep shares of the Schwab California Municipal Money Fund are also subject to an annual sweep administration fee of up to the amount set forth below. The sweep administration fee paid to Schwab is based on the average daily net asset value of the fund shares owned by shareholders holding shares through Schwab. Payments under the Plan are made as described above regardless of Schwab’s or the service provider’s actual cost of providing the services. If the cost of providing the services under the Plan is less than the payments received, the unexpended portion of the fees may be retained as profit by Schwab or the service provider.

	Shareholder Service Fees	Sweep Administration Fees

Sweep Shares*	0.25%	0.10%
Value Advantage Shares	0.22%	n/a

*	Sweep Shares are only offered by Schwab California Municipal Money Fund.

Contractual Expense Limitation

CSIM and its affiliates have made an additional agreement with each fund, for so long as CSIM serves as the investment adviser to the funds, which may only be amended or terminated with the approval of the Board, to limit the total annual fund operating expenses charged, excluding interest, taxes, and certain non-routine expenses (“expense limitation”). The expense limitation as a percentage of average daily net assets is as follows:

Sweep Shares*	0.60%
Value Advantage Shares	0.45%

*	Sweep Shares are only offered by Schwab California Municipal Money Fund.

In addition, effective January 1, 2013 through December 31, 2013, CSIM and its affiliates agreed to waive an additional amount of the funds’ expenses equal to 0.005% of the funds’ average daily assets.

During the period ended December 31, 2013, the Schwab California Municipal Money Fund waived $36,590,040 in expenses of which $6,436,976 was waived in accordance with the contractual expense limitations noted above and the remainder to maintain a positive net yield as noted below. The Schwab California AMT Tax-Free Money Fund waived $836,304 in expenses of which $388,147 was waived in accordance with the contractual expense limitations noted above and the remainder to maintain a positive net yield as noted below.

Voluntary Yield Waiver/Reimbursement

In addition to the contractual expense limitation agreements noted above, CSIM and its affiliates also may waive and/or reimburse expenses to the extent necessary to maintain a positive net yield for each fund or each class of a fund. CSIM and its affiliates may recapture from a fund any of these expenses or fees they have waived and/or reimbursed until the third anniversary of the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. The reimbursement payments by a fund to CSIM and its affiliates are considered “non-routine expenses” and are not subject to any

 49

 Schwab California Municipal Money Fund and California AMT Tax-Free Money Fund

Financial Notes (continued)

5. Affiliates and Affiliated Transactions (continued):

net operating expense limitations in effect at the time of such payment. This recapture could negatively affect a fund’s future yield. There were no prior year amounts recaptured. As of December 31, 2013, the balance of recoupable expenses is as follows:

	Expiration Date
	December 31, 2014	December 31, 2015	December 31, 2016	Total

Schwab California Municipal Money Fund
Sweep Shares	$18,771,517	$22,504,909	$27,645,325	$68,921,751
Value Advantage Shares	2,293,435	2,439,226	2,507,739	7,240,400
Schwab California AMT Tax-Free Money Fund	335,564	422,686	448,157	1,206,407

As of December 31, 2013, recoupable expenses expired as follows:

Schwab California Municipal Money Fund
Sweep Shares	$14,443,839
Value Advantage Shares	2,093,924
Schwab California AMT Tax-Free Money Fund	273,033

The funds may engage in direct transactions with certain other Schwab Funds when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and/or officers. For the period ended December 31, 2013, each fund’s total aggregate security transactions with other Schwab Funds were as follows:

Schwab California Municipal Money Fund	$138,190,000
Schwab California AMT Tax-Free Money Fund	8,265,000

Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate to be charged on a loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review by the Board. The funds had no interfund borrowing or lending activity during the period.

6. Board of Trustees:

The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted in each fund’s Statement of Operations. For information regarding the trustees please refer to Trustees and Officers table at the end of this report.

7. Borrowing from Banks:

The funds have access to custodian overdraft facilities, a committed line of credit of $150 million with State Street, an uncommitted line of credit of $100 million with Bank of America, N.A. and an uncommitted line of credit of $50 million with Brown Brothers Harriman & Co. The funds pay interest on the amounts they borrow at rates that are negotiated periodically. The funds also pay an annual fee to State Street for the committed line of credit.

There were no borrowings from the lines of credit by the funds during the period. However, the funds may have utilized their overdraft facility and incurred interest expense, which is disclosed in the Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

8. Federal Income Taxes:

As of December 31, 2013, the funds had no undistributed earnings on a tax basis.

Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2013, the funds had no capital loss carryforwards.

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 Schwab California Municipal Money Fund and California AMT Tax-Free Money Fund

Financial Notes (continued)

8. Federal Income Taxes (continued):

For tax purposes, realized net capital losses and late-year ordinary losses incurred after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the year ended December 31, 2013, the funds had no capital losses deferred and no capital losses utilized.

The tax-basis components of distributions paid during the current and prior fiscal years were as follows:

	Schwab	Schwab
	California Municipal	California AMT Tax-Free
	Money Fund	Money Fund

Current period distributions
Tax-exempt income	$677,821	$15,081
Ordinary income	20,962	6,423
Long-term capital gains	163,017	14,402

Prior period distributions
Tax-exempt income	$660,088	$17,542
Ordinary income	103,137	—
Long-term capital gains	666,031	11,157

Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes; there were no such differences in the current year. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes. The funds may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.

Permanent book and tax basis differences may result in reclassifications between components of net assets as required. The adjustments will have no impact on net assets or the results of operations. As of December 31, 2013, the funds made the following reclassifications:

	Schwab	Schwab
	California Municipal	California AMT Tax-Free
	Money Fund	Money Fund

Capital shares	$315,973	$1,883
Net realized capital gains and losses	(315,973)	(1,883)

As of December 31, 2013, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended December 31, 2013, the funds did not incur any interest or penalties.

9. Subsequent Events:

Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.

 51

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of:
Schwab California Municipal Money Fund
Schwab California AMT Tax-Free Money Fund

In our opinion, the accompanying statements of assets and liabilities, including the portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Schwab California Municipal Money Fund and Schwab California AMT Tax-Free Money Fund (two of the portfolios constituting The Charles Schwab Family of Funds, hereafter referred to as the “Funds”) at December 31, 2013, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2013 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
San Francisco, California
February 14, 2014

52

Other Federal Tax Information (unaudited)

The funds designate the following percentage of the distributions paid from net investment income as exempt-interest dividends under Internal Revenue Code section 852(b)(5) and under California Revenue and Taxation Code section 17145 for the year ended December 31, 2013.

Percentage

Schwab California Municipal Money Fund	100%
Schwab California AMT Tax-Free Money Fund	100%

Under Section 852 (b)(3)(C) of the Internal Revenue Code, the funds hereby designate the following amounts as long-term capital gain dividends for the fiscal year ended December 31, 2013:

Schwab California Municipal Money Fund	$478,990
Schwab California AMT Tax-Free Money Fund	15,572

 53

Trustees and Officers

The tables below give information about the trustees and officers of The Charles Schwab Family of Funds, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust. The Fund Complex includes 99 funds.

The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the funds’ Statement of Additional Information, which is available free by calling 1-800-435-4000.

 Independent Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Mariann Byerwalter 1960 Trustee (Trustee of The Charles Schwab Family of Funds since 2000.)	Chairman of JDN Corporate Advisory LLC (advisory services firm) (Oct. 2001 – present).	76	Director, WageWorks, Inc. (2010 – present) Director, Redwood Trust, Inc. (1998 – present) Director, PMI Group Inc. (2001 – 2009)

John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds since 2008.)	Senior Fellow, The Hoover Institution at Stanford University (Oct. 1979 – present); Senior Fellow, Stanford Institute for Economic Policy Research; Professor of Public Policy, Stanford University (Sept. 2000 – present).	76	Director, Gilead Sciences, Inc. (2005 – present) Director, Monaco Coach Corporation (2005 – 2009)

David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds since 2011.)	Private Investor.	76	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present)

Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds since 2011.)	Retired. Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services for consumers and small businesses) (Dec. 2008 – Aug. 2013).	76	Director, KLA-Tencor Corporation (2008 – present)

Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds since 2000.)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (1990 – present).	76	Director, Eaton (2012 – present)
Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – 2013)
Director, Oneok, Inc. (2009 – 2013)
			Lead Independent Director, Board of Cooper Industries (2002 – 2012)

Joseph H. Wender 1944 Trustee (Trustee of The Charles Schwab Family of Funds since 2008.)	Senior Consultant, Goldman Sachs & Co., Inc. (investment banking and securities firm) (Jan. 2008 – present); Partner, Colgin Partners, LLC (vineyards) (February 1998 – present).	76	Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals (1994 – present)

54

 Interested Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served)	During the Past Five Years	the Trustee	Other Directorships

Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of The Charles Schwab Family of Funds since 1989.)	Chairman and Director, The Charles Schwab Corporation, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc., Charles Schwab Bank, N. A.; Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I, Schwab International Holdings, Inc.; Chief Executive Officer, Schwab Holdings, Inc.; Through June 2007, Director, U.S. Trust Company, N. A., U.S. Trust Corporation, United States Trust Company of New York. Until October 2008, Chief Executive Officer, The Charles Schwab Corporation, Charles Schwab & Co., Inc.	76	None

Walter W. Bettinger II2 1960 Trustee (Trustee of The Charles Schwab Family of Funds since 2008.)	As of October 2008, President and Chief Executive Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation. Since October 2008, Director, The Charles Schwab Corporation. Since May 2008, Director, Charles Schwab & Co., Inc. and Schwab Holdings, Inc. Since 2006, Director, Charles Schwab Bank. Until October 2008, President and Chief Operating Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation. From 2004 through 2007, Executive Vice President and President, Schwab Investor Services. From 2004 through 2005, Executive Vice President and Chief Operating Officer, Individual Investor Enterprise, and from 2002 through 2004, Executive Vice President, Corporate Services.	99	None

 Officers of the Trust

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Marie Chandoha 1961 President and Chief Executive Officer (Officer of The Charles Schwab Family of Funds since 2010.)	Executive Vice President, Charles Schwab & Co., Inc. (Sept. 2010 – present); Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (March 2007 – August 2010).

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of The Charles Schwab Family of Funds since 2004.)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present), Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Treasurer and Chief Financial Officer, Laudus Funds (2006 – present); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – present) and Schwab ETFs (Oct. 2009 – present); Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) Limited (April 2005 – present).

Omar Aguilar 1970 Senior Vice President and Chief Investment Officer – Equities (Officer of The Charles Schwab Family of Funds since 2011.)	Senior Vice President and Chief Investment Officer — Equities, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Equities, Schwab Funds and Laudus Funds (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (May 2009 – April 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).

 55

 Officers of the Trust (continued)

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Brett Wander 1961 Senior Vice President and Chief Investment Officer – Fixed Income (Officer of The Charles Schwab Family of Funds since 2011.)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds and Laudus Funds (June 2011 – present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies, Loomis, Sayles & Company (April 2006 – Jan. 2008).

David Lekich 1964 Chief Legal Officer and Secretary (Officer of The Charles Schwab Family of Funds since 2011.)	Senior Vice President (Sept. 2011 – present), Vice President (March 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present), Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (April 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk, Laudus Funds (April 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.

Catherine MacGregor 1964 Vice President and Assistant Secretary (Officer of The Charles Schwab Family of Funds since 2005.)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (March 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009 – present).

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds retirement policy requires that independent trustees retire at age 72 or after twenty years as a trustee, whichever comes first. In addition, the retirement policy requires any independent trustee of Schwab Funds who also serves as an independent trustee of the Laudus Funds to retire from the Boards of the Schwab Funds upon their required retirement date from either the Boards of Trustees of the Schwab Funds or the Laudus Funds, whichever comes first.
[2]	Mr. Schwab and Mr. Bettinger are Interested Trustees because they own stock of The Charles Schwab Corporation, the parent company of the investment adviser.
[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

56

Glossary

144A securities These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.

Alternative Minimum Tax (AMT) A federal income tax designed to limit the extent to which high-income taxpayers (including individuals, estates, trusts and corporations) can benefit from certain deductions and exemptions. For example, some types of income that are exempt from regular federal income tax are not exempt from the AMT.

bond A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the “coupon rate”) until a specified date (the “maturity date”), at which time the issuer returns the money borrowed (“principal” or “face value”) to the bond holder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.” An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.

bond anticipation notes Obligations sold by a state or local government on a short-term basis in anticipation of the issuance of a longer-term bond in the future.

capital gain, capital loss The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the capital gain or loss is considered unrealized appreciation or depreciation.

commercial paper Promissory notes issued by banks, corporations and other entities to finance short-term credit needs. These securities generally are structured on a discounted basis but sometimes may be interest-bearing notes. Commercial paper, which may be unsecured, is subject to credit risk.

credit-enhanced securities Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security’s value, are designed to help lower the risk of default on a security and may also make the security more liquid.

credit quality The capacity of an issuer to make its interest and principal payments. Federal regulations strictly regulate the credit quality of the securities a money market fund can buy.

credit ratings Debt issuers, including corporations, states and municipalities, may arrange with a recognized independent rating organization, such as Standard & Poor’s, Fitch, Inc., Moody’s Investor Service, and DBRS, to rate their creditworthiness and/or the creditworthiness of their debt issues. For example, an issuer may obtain a long-term rating within the investment grade rating category, which is, from high to low, AAA, AA, A and BBB for Standard & Poor’s, Fitch, and DBRS; and Aaa, Aa, A and Baa for Moody’s.

credit risk The risk that a debt issuer may be unable to pay interest or repay principal to its debt holders.

dollar-weighted average maturity See weighted average maturity.

effective yield A measurement of a fund’s yield that assumes that all interest income is reinvested in additional shares of the fund.

escrow The issuer of an escrowed bond deposits funds in a trust which are verified by a third party to be sufficient to pay the bond’s principal and interest at maturity or at a call date. The funds in the trust are invested in high quality investments, typically US Treasury and Agency obligations which mature at or prior to the bond’s maturity or call date.

expense ratio The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets for the year.

face value The value of a bond, note, mortgage or other security as given on the certificate or instrument. Face value is also referred to as par value or nominal value.

fixed rate notes A security with a fixed rate or coupon and a short maturity (typically within thirteen months). For example, bond, revenue or tax anticipation notes.

Guaranty (GTY) An instrument issued by a financial institution to unconditionally guarantee the repayment of a security’s principal and interest at maturity. The security will typically carry the rating of the institution which provides the guaranty rather than that of the security’s issuer.

illiquid securities Securities are generally considered illiquid if they cannot be disposed of promptly (typically within seven days) and in the ordinary course of business at approximately the amount at which a fund has valued the instruments.

interest Payments to holders of debt securities as compensation for loaning a security’s principal to the issuer.

Letter of Credit (LOC) An instrument issued by a financial institution which unconditionally guarantees the repayment of principal and interest at maturity and upon demand. Many securities known as variable-rate demand obligations (VRDOs) carry LOCs to provide a source of payment to allow the holder of the security to demand repayment after a pre-defined number of days, typically daily or weekly.

Liquidity (LIQ) A liquidity facility is issued by a financial institution to improve the ability of the issuer of the security to meet demands for payment. Many securities known as variable-rate demand obligations (VRDOs) carry liquidity facilities to provide a source of payment to allow the holder of the security to demand repayment after a pre-defined number of days, typically daily or weekly. The issuer of the security must maintain strong long-term ratings and credit characteristics while the liquidity facility is in effect. If the issuer fails to meet certain predetermined financial conditions, the financial institution may terminate its obligation without notice.

liquidity-enhanced security The security’s structure includes a liquidity arrangement that requires an entity other than the issuer (such as a large financial institution) to provide funds to pay a tender under most circumstances. Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities for repayment within a specified time period (usually one day or one week) at any time prior to their final maturity.

maturity The date a debt security is scheduled to be “retired” and its principal amount repaid. The Maturity of an investment will generally reflect the security’s final maturity date unless the security’s structure includes a maturity-shortening provision such as an interest rate reset, demand feature or put feature (the “Effective Maturity Date”). For those securities with a maturity-shortening provision, including variable-rate demand securities, the Maturity is determined by using the Effective Maturity Date, as permitted by Rule 2a-7.

 57

money market securities High-quality, short-term debt securities that may be issued by states and local governments and their agencies. Money market securities must have an effective maturity of no longer than 397 days. Examples include bond and tax anticipation notes, commercial paper, variable-rate demand obligations and tender option bonds.

municipal securities Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.

net asset value per share (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding. Money funds seek to maintain a steady NAV of $1.00.

outstanding shares, shares outstanding When speaking of a company or mutual fund, indicates all shares currently held by investors.

restricted securities Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.

revenue anticipation notes Obligations that are issued in expectation of the receipt of revenue, such as income taxes, property taxes, etc.

taxable equivalent yield The yield an investor would need to get from a taxable investment in order to match the yield paid by a given tax-exempt investment, once the effect of all applicable taxes is taken into account. For example, if your tax rate were 25%, a tax-exempt investment paying 4.5% would have a taxable-equivalent yield for you of 6.0% (4.5% ÷ [1 − 0.25%] = 6.0%).

tax anticipation notes Notes that typically are sold to finance the cash flow needs of municipalities in anticipation of the receipt of taxes on a future date.

tender option bond A security which is created by a financial institution by combining a long-term municipal bond with a liquidity facility which converts the long-term bond into a money-market eligible security. Tender option bonds are issued as section 144A securities.

Tier 1, Tier 2 Tier 1 is the highest category of credit quality, Tier 2 the second highest. A security’s tier can be established either by an independent rating organization or by a determination of the investment adviser. Money market fund shares and U.S. government securities are automatically considered Tier 1 securities.

total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

variable rate demand obligations (VRDOs) Securities that have long maturities but which, because of their structure, require them to repay principal plus accrued interest within a specified timeframe (usually one or seven days) upon the demand of the bond holder. Depending on their structure, the repayment may be made by the bond issuer or by a financial institution, such as a highly rated bank.

variable rate demand preferred shares (VRDP) Variable rate demand securities that are issued by single state or national closed-end municipal bond funds, which, in turn, invest primarily in portfolios of tax-exempt municipal bonds. It is anticipated that the interest on VRDPs will be exempt from federal income tax. These securities are considered “municipal money market securities” for purposes of the fund’s investment policy as stated in the prospectus.

weighted average life (WAL) For money market mutual funds as per rule 2a-7, the weighted average life calculation takes into account either the final maturity date for each security held in the portfolio or, when relevant, the date of the next demand feature (when the fund is scheduled to receive payment of principal and interest after a demand). Money funds are required to maintain a weighted average life of no more than 120 days. Weighted average life for all Schwab money market funds is available in each fund’s monthly schedule of portfolio holdings at www.schwabfunds.com/prospectus and also available in each fund’s Form N-MFP on the SEC’s website at www.sec.gov 60 days after the end of the month to which the information pertains.

weighted average maturity (WAM) For money market mutual funds as per rule 2a-7, the maturity date or Effective Maturity Date (see definition of maturity) of all the debt securities in its portfolio, or the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand, calculated as a weighted average. As a rule, the longer a fund’s weighted average maturity, the greater its interest rate risk. Money funds are required to maintain a weighted average maturity of no more than 60 days.

yield The income paid out by an investment, expressed as a percentage of the investments market value.

58

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Schwab Funds® direct investors:  1-800-407-0256

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Notes

Schwab Funds® offers you an extensive family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available Schwab Funds.

Whether you are an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund’s investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

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A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Fund’s website at www.schwabfunds.com/prospectus, the SEC’s website at http://www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabfunds.com/prospectus or the SEC’s website at http://www.sec.gov.

The Schwab Funds Family®

Stock Funds
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Asset Allocation Funds
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Schwab Money Funds
Schwab offers an array of money market funds.1 Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.

[1]	Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105

Funds
Schwab Funds®
P.O. Box 3812, Englewood, CO 80155–3812

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Annual report dated December 31, 2013, enclosed.

Schwab Municipal Money Funds

Schwab New York AMT
Tax-Free Money Fundtm

Schwab New Jersey AMT
Tax-Free Money Fundtm

Schwab Pennsylvania
Municipal Money Fundtm

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Tax-Free Money Fundtm

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Schwab Municipal Money Funds

Annual Report
December 31, 2013

Schwab New York AMT
Tax-Free Money Fundtm

Schwab New Jersey AMT
Tax-Free Money Fundtm

Schwab Pennsylvania
Municipal Money Fundtm

Schwab Massachusetts AMT
Tax-Free Money Fundtm

In This Report

Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor: Charles Schwab & Co., Inc. (Schwab).

From the President

Marie Chandoha is President and CEO of Charles Schwab Investment Management, Inc. and the funds covered in this report.

For the 12 months ended December 31, 2013, yields on municipal money market securities remained historically low.

Dear Shareholder,

As President and CEO of Charles Schwab Investment Management, Inc., I’d like to thank you for trusting us to help you meet your investment goals, and for reading this annual report concerning the Schwab Municipal Money Funds. These funds are part of our solutions for investing in municipal money market securities, and each fund is designed to offer stability of capital, liquidity, and income.

For the 12 months ended December 31, 2013, yields on municipal money market securities remained historically low. The backdrop for these yields included policies by the Federal Reserve to stimulate the U.S. economy by attempting to hold down interest rates. With modest improvements in the economy, the Fed announced plans to begin “tapering” some of its stimulative policies in 2014. Meanwhile, demand for municipal money market securities remained solid and credit conditions for municipalities generally improved.

In related industry matters, the SEC proposed various ideas on reforming money funds in June 2013 that could impact the way in which these funds operate, and the SEC is currently reviewing feedback from the industry. However, the nature and implementation time line of any new rules remain relatively unknown and are subject to a lengthy rule-making and implementation process.

For more information about the Schwab Municipal Money Funds, please continue reading this report. In addition, you can find answers to frequently asked questions and further details about these products by visiting www.schwabfunds.com, or by contacting us at 1-800-435-4000.

Sincerely,

Schwab Municipal Money Funds 1

Fund Management

Kenneth Salinger, CFA, Managing Director and Head of Tax-Exempt Strategies, leads the portfolio management team for Schwab’s national and state-specific tax free bond funds and municipal money market funds. He has also had overall responsibility for all aspects of the management of the funds since 2008. Prior to joining CSIM in 2008, Mr. Salinger was a senior portfolio manager at Wells Capital Management, working on a team that managed municipal bond assets. He worked at American Century Investments from 1992 to 2006, where he was a vice president and senior portfolio manager, responsible for daily management of a number of national and state specific municipal bond funds. Mr. Salinger has worked in fixed-income asset management since 1994.

Kevin Shaughnessy, CFA, Managing Director and Senior Portfolio Manager, is responsible for the day-to-day co-management of the funds. Prior to joining CSIM in 2000, Mr. Shaughnessy spent four years as a portfolio manager at Wells Capital Management, where he was responsible for managing the firm’s California municipal money fund assets, as well as short duration private client assets.

Cameron Ullyatt, CFA, Managing Director and Senior Portfolio Manager, is responsible for the day-to-day co-management of the funds. Prior to joining CSIM in 2008, Mr. Ullyatt was a vice president and portfolio manager at Oppenheimer Funds, where he was responsible for managing the firm’s municipal money fund assets. From 1999 to 2006, Mr. Ullyatt also worked as a credit analyst in Oppenheimer Funds’ municipal bond and money market departments.

2 Schwab Municipal Money Funds

State Investment Environment

New York

New York State’s financial condition has stabilized sufficiently to allow the governor to propose substantial tax cuts over the next five years for individuals and business.

The State of New York’s $91 billion state operating funds budget remained in balance through its first three fiscal quarters ending December 2013. Tax revenues were slightly over budget, primarily in personal income tax collections, but were somewhat offset by lower business tax receipts. The state continues to project ending the current fiscal year on March 31, 2014 with $8.1 billion in reserves in the state operating funds, equal to 4% of spending. The general fund is projected to end the year with $1.8 billion in reserves, or 2.9% of annual spending.

Governor Andrew Cuomo released his Fiscal 2015 Executive Budget on January 21, 2014 for the upcoming fiscal year beginning April 1, 2014. His State Operating Funds budget proposes $92 billion in spending, a 1.7% increase over the current year budget. The budget proposal closes a $1.7 billion gap and almost $500 million in tax cuts with $1.9 billion in spending cuts, primarily from funding for local assistance, as well as $310 million from the fiscal 2014 surplus. The governor’s five year plan implements a 2% cap on annual growth in state spending, much of which he expects to achieve through controlling the growth of local assistance spending, which includes education and social services, as well as limiting growth in personnel costs. In addition, he proposes the first year of tax breaks centered on property tax relief, a reduction in the estate tax and some business taxes. The property tax proposal requires the state’s 10,500 local governments and school districts to start efforts to consolidate to improve efficiencies in providing services to taxpayers. Starting in fiscal 2016, a local government will have to demonstrate work towards consolidation in order for its tax payers to receive the proposed property tax credit.

The State’s actions to balance its budget impact securities issued by the state, but also those issued by counties, cities, towns, villages and school districts, all of whom receive some amount of state funding in support of operations. In addition, local governments, including cities, counties and school districts, continue to grapple with the impact of legislation which caps local property tax growth to 2% per year absent a voter approval of a higher tax rate. Local governments and school districts in the state are faced with significant growth in employee pension and healthcare costs which are expected to drive cuts in headcount and operations for the foreseeable future.

However, there are many state and local agencies, such as the New York Power Authority and the New York City Municipal Water Finance Authority, which do not rely on the state for funding. Securities issued by these agencies are repaid solely with revenues generated by the services these agencies provide to their customers.

New York State’s economy improved substantially in 2013, with unemployment falling to 7.4% vs. the national average of 7% in November 2013, bolstered by strong growth in private employment. However, the overall rate of job growth was tempered somewhat by continued declines in government jobs. Job growth has spurred the return of growth in the labor force, which has resulted in the state’s unemployment rate continuing to be slightly above the national average. The state added 145,000 jobs, a 1.7% increase, which surpassed the national job creation rate of roughly 1%. Most new jobs were created in the professional and business services sectors, followed by education and healthcare.

New York remains a solid investment-grade credit due to its deep and diverse economy and its high personal wealth levels which give it great financial flexibility. At the end of the report period, the State’s general obligation debt is rated Aa2 by Moody’s and AA by both Fitch and Standard & Poor’s. All three agencies have assigned Positive Outlooks to the state’s ratings.

New Jersey

After a slow start coming out of the recession, New Jersey’s economy has picked up pace. Revenue growth has improved along with the economy, although not as fast as the state’s optimistic budgetary projections. Despite the recent economic improvement, the state remains challenged by growth in pension contributions and other expenditures that exceed revenues and by the lack of significant financial reserves to help close that growing gap in the future.

New Jersey’s revenue performance has strengthened, but remains slightly below budget. Through the first five months of the fiscal year beginning July 1, revenues were up 7.9% compared to the prior year, driven by strong growth in sales taxes. However, revenues were below budget projections by $98 million, or 1.2%, as growth in most other revenue categories trailed projections. The state’s $33 billion fiscal 2014 budget is balanced in part by drawing down operating reserves by $164 million to $303 million, or a slim 0.9% of spending. If revenues continue to underperform budget without corresponding reductions in spending, the operating reserve will shrink further. In December 2013, Moody’s revised its outlook on the state to negative from stable citing the lag in the state’s economic recovery relative to the nation as well as its weak liquidity position. Moody’s also focused on potential future budget gaps caused by the state’s use of one-time measures to balance the current budget and growing pension contribution requirements. Standard & Poor’s also has a negative outlook on the state, while Fitch’s outlook is stable.

The state’s economy picked up steam in 2013 after initially lagging the nation in the early part of the economic recovery. Year-over-year job growth as of November 2013 was up 1.8%, led by growth in education and health services as well as leisure and hospitality. Job growth was on par with the national average, although the state’s unemployment rate dropped at a faster pace than that of the nation as workers exited the New Jersey workforce. As of November 2013, the state’s unemployment rate stood at 7.8%, down from 9.6% a year earlier. Home sales and home prices have also been on the rise. Year-over-year home sales have reportedly been rising at double digit rates, helping to push up home prices despite delinquency and home foreclosure rates that remain among the highest in the nation.

Schwab Municipal Money Funds 3

State Investment Environment continued

The state’s local governments, along with state agencies and institutions of higher education, also issue tax-exempt debt. While the local governments receive some level of state assistance, they also have their own revenue streams that comprise the bulk of their revenue. For townships, cities, counties and school districts, the largest revenue source is generally property taxes. These local governments continue to face fiscal pressure as the 2% cap on the annual growth in property taxes limits local governments’ ability to benefit from rising property values. Growth in state aid has been essentially flat in recent years and will likely remain so as the state focuses on controlling expenditure growth. Nevertheless, the improvement in the economy is expected to help boost other local tax revenues and relieve some of the pressure.

Despite the state’s challenges, New Jersey remains a solid investment-grade credit due to its large and diverse economy, high personal wealth levels, and sovereign taxing authority. At the end of the report period, New Jersey’s general obligation debt was rated Aa3 by Moody’s and AA- by Standard & Poor’s and Fitch.

Pennsylvania

Pennsylvania’s financial situation over the first half of fiscal 2014 remained consistent with trends experienced during fiscal 2013. Revenues grew at budgeted levels signaling a continued slow financial recovery from the recession.

Pennsylvania ended fiscal 2013 (ending June 30, 2013) with a fund balance of $541 million, or approximately 2% of spending. Revenues totaled $28.6 billion which was $57 million, or 0.2%, above estimate. The Commonwealth’s $28.4 billion 2014 budget was passed on June 30, 2013 and for the third year in a row, taxes were not raised on households and the Commonwealth also eliminated the inheritance tax for small businesses. Fiscal 2014 general fund revenues were expected to increase a modest 1.8% from the prior year. The ending fiscal 2014 fund balance is estimated to be $232 million or 0.8% of 2014 expenditures, indicating the state anticipates running a slight deficit ($210 million) for the year. The 2014 budget includes a $645 million, or 2.3%, increase in spending that mostly benefits public welfare, K-12 education and corrections. Similar to the prior year, the majority of the K-12 increase in spending will be dedicated for higher contributions to teachers’ pensions. Over the first six months of the 2014 fiscal year, tax revenues have been slightly ahead of projections by $2.6 million, with above estimate returns in corporate tax revenue offsetting slight shortfalls in year to date personal income tax revenue and sales tax receipts.

The budgetary stress, including very low liquidity and minimal reserves, created by Pennsylvania’s efforts to address its pension liabilities with increased contributions, as well as the pension systems’ low funded status, were the main cause of Fitch’s downgrade to AA from AA+ in 2013, Moody’s downgrade to Aa2 from Aa1 in 2012, and Standard and Poor’s outlook change to negative in 2012. Pension funding has been one of the fastest growing expenditure categories over the past two years and is projected to continue to be the largest growth category through 2017 as the state increases its pension contributions to actuarially-required levels. The growth in spending, coupled with continued tax cuts, has limited the Commonwealth’s ability to rebuild fund balances that were depleted during the national recession. Pennsylvania passed new legislation in 2010 to address pension issues, but since then the Legislature has failed to support the Governor’s proposals for pension reform legislation. Legislative leaders have stated they plan to revisit the pension issue in the near term. The pension system for public school employees was underfunded by $29.5 billion (66% funded) at 6/30/12 and the state employee pension system was underfunded by $17.8 billion (59% funded) at 12/31/12. Both pension systems are expected to require more significant contributions and a larger portion of the Commonwealth’s budget going forward absent additional pension reform.

The Commonwealth lost approximately 17,000 jobs over the last twelve months, a 0.3% decrease, fueled by declines in government employment that more than offset private sector growth. The state’s unemployment rate decreased to 7.3% as of November 2013 from 8.1% in November 2012, indicating a strong decline in the labor participation rate. The current unemployment level is the lowest recorded over the past five years. Per capita personal income is on par with the national average.

Pennsylvania local governments, along with state agencies, private institutions of higher education and non-profit healthcare providers, also issue tax-exempt debt. While the local governments, primarily cities and school districts, receive some level of state assistance, they also have their own revenue streams that comprise the bulk of their revenues.

At the end of the report period, Pennsylvania’s general obligation debt was rated Aa2 by Moody’s, AA by Standard and Poor’s, and AA by Fitch. Both the Standard & Poor’s and Fitch ratings carried negative outlooks related to the state’s minimal financial reserves and diminished financial flexibility resulting from growing pension costs. The ratings remained in the double-A category as result of the commonwealth’s solid economic base with good income levels and a moderate debt load.

Massachusetts

Massachusetts’ recovery remained on track for the latter part of 2013 with employment surpassing pre-recession levels. Its financial position continues to improve with solid revenue collections as economic activity increased despite the Federal government shutdown and sequestration.

Massachusetts’ budget for fiscal 2014 (7/1/13-6/30/14) is nearly $34.6 billion, a 7% increase over the previous year. The budget includes increased spending in all major categories including healthcare, direct local aid to municipalities within the Commonwealth, and education. For the first five months of fiscal 2014 (July—November 2013), tax revenues were more than $750 million, or 10%, greater than the prior year period, due to strong collections in all major categories including personal and corporate income taxes and sales taxes. As of mid-December 2013, Massachusetts expected to close fiscal 2014 with a strong rainy day fund of about $1.4 billion (about 4% of anticipated spending), which is expected to be one of the largest reserves among the 50 states.

4 Schwab Municipal Money Funds

State Investment Environment continued

The Commonwealth’s unemployment rate dropped to 7.1% in November 2013 from a peak of 8.8% in November 2009. Despite slower population growth rates than the nation, Massachusetts’ job growth and gross domestic product growth kept pace with the U.S. during 2009-2013. The Commonwealth’s economy is deep and diverse, with a well-established base of educational, healthcare, and information technology employment as well as a variety of finance and real estate-related businesses.

Massachusetts local governments, along with state agencies, private institutions of higher education, and non-profit healthcare providers, also issue tax-exempt debt. While the local governments, primarily cities and school districts, receive some level of state assistance, they have their own revenue sources that comprise the bulk of their revenues and in many cases, also have dedicated taxes to repay their debt. Many state agencies, private colleges and universities, and non-profit healthcare providers rely on their own revenues to repay their debt and do not rely on funding from the state.

Massachusetts is a strong investment-grade credit due to its deep and diverse economy; its high personal-wealth levels; and its prudent financial management marked by sound financial performance and good financial reserves. As of the date of this report, the Commonwealth’s credit ratings were Aa1 from Moody’s, AA+ from Standard & Poor’s, and AA+ from Fitch and were affirmed in December 2013.

Nothing in this report represents a recommendation of a security by the investment adviser.

Management views and portfolio holdings may have changed since the report date.

Schwab Municipal Money Funds 5

Schwab New York AMT Tax-Free Money Fund™

The Schwab New York AMT Tax-Free Money Fund (the fund) seeks the highest current income that is consistent with stability of capital and liquidity, and is exempt from federal and New York state and local income tax. To pursue its goal, the fund invests in municipal (muni) money market securities from New York issuers and muni agencies around the country, as well as from U.S. territories and possessions. For more information concerning the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.

The fund’s investment adviser and its affiliates voluntarily waived certain fees or expenses for the year ended December 31, 2013, to help the fund maintain a positive net yield.* For more information about the fund’s yield and other important characteristics, please review the charts and footnotes that follow this discussion.

Market Highlights. Securities typically held by muni money market funds experienced strong demand during the year, helping to keep yields near record lows. The strong demand represented interest from traditional buyers as well as growing demand from non-traditional buyers that under more normal conditions purchase taxable money market securities. The reduced supply of taxable money market securities, particularly during the second quarter, drove many of these non-traditional buyers to tax-exempt variable-rate demand obligations (VRDOs) to broaden their investment options, placing downward pressure on the yields of short-term tax-exempt securities.

Generally improving credit conditions represented another important support for muni securities. Although economic growth across the U.S. has been somewhat slow, credit conditions among many municipalities have benefited from generally rising tax revenues and the positive impact of fiscal belt-tightening over the last several years.

This collective backdrop, combined with the Federal Reserve’s commitment to keep the target for the federal funds rate between 0% and 0.25%, translated into historically low yields for muni money market securities. The Securities Industry and Financial Markets Association Municipal Swap Index—a widely used benchmark for yields on muni floating-rate securities—generally ranged between 0.08% and 0.12% for the first quarter of 2013, rose to 0.23% in April (a typical seasonal spike around tax time), and then averaged 0.06% during the second half of the year. For 2013 as a whole, the index averaged 0.09% versus 0.16% in 2012.

Positioning and Strategies. The investment adviser continued to focus on safety and high credit quality while actively managing the fund’s weighted average maturity (WAM) and diversification. During much of the first quarter, the fund’s WAM hovered in a range around 40 days before rising to roughly 52 days in mid-June, as muni notes were added to the portfolio. For most of the rest of the year, the fund’s WAM averaged around 50 days, hitting a high of 53 days in August and ending the year at 42 days. In addition, the investment adviser enhanced the fund’s tactical positioning and credit diversification by selectively adding tender option bonds in fixed-rate form.

As of 12/31/13:

 Portfolio Composition By Maturity1

% of investments

1-7 Days	69.4%
8-30 Days	5.4%
31-60 Days	2.9%
61-90 Days	4.6%
91-180 Days	11.3%
More than 180 Days	6.4%
Total	100.0%

 Statistics

Weighted Average Maturity[2]	42 Days
Credit Quality Of Holdings[3] % of portfolio	100% Tier 1
Credit Enhanced Securities % of portfolio	36%

 Portfolio Composition by Security Type4

% of investments

Tender Option Bonds	40.9%
Variable Rate Demand Obligations	31.2%
Commercial Paper	8.4%
Fixed Rate Notes	19.5%
Total	100.0%

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Management views and portfolio holdings may have changed since the report date.

*	The investment adviser and its affiliates may recapture expenses or fees they waived under a voluntary yield waiver until the third anniversary of the end of the fiscal year in which such waiver occurs, subject to certain limitations. For more information on the potential impact of such recapture on future yields, see financial note 5.
[1]	As shown in the Portfolio Holdings section of the shareholder report.
[2]	Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
[3]	Based on ratings from Standard & Poor’s Corp., Moody’s Investors Service, Fitch Ratings, and/or DBRS, or, if unrated, is determined to be of comparable quality. The fund may use different ratings provided by other rating agencies for purposes of determining compliance with the fund’s investment policies. The fund itself has not been rated by an independent credit rating agency.
[4]	Portfolio Composition is calculated using the Par Value of Investments.

6 Schwab New York AMT Tax-Free Money Fundtm

Performance and Fund Facts as of 12/31/13

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwabfunds.com/prospectus.

 Weighted Average Maturity Trend for previous 12 months

Money funds must maintain a dollar-weighted average maturity of no longer than 60 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).

 Seven-Day Average Yield Trend for previous 12 months*

 Seven-Day Yields

The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.

	Schwab New York AMT Tax-Free Money Fundtm
	Sweep	Value Advantage
	Shares	Shares®

Ticker Symbol	SWNXX	SWYXX
Minimum Initial Investment[1]	**	$25,000[2]

Seven-Day Yield[3]	0.01%	0.01%

Seven-Day Yield–Without Contractual Expense Limitation[4]	-0.05%	-0.12%

Seven-Day Effective Yield[3]	0.01%	0.01%

Seven-Day Taxable Equivalent Effective Yield[3,5]	0.02%	0.02%

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Portfolio holdings may have changed since the report date.

*	The seven-day average yield for the Sweep Shares and Value Advantage Shares was 0.01% throughout the entire period.
**	Subject to the eligibility terms and conditions of your Schwab account agreement.
[1]	Please see prospectus for further detail and eligibility requirements.
[2]	Minimum initial investment for IRA and custodial accounts is $15,000. Municipal money funds are generally not appropriate investments for IRAs and other tax-deferred accounts. Please consult with your tax advisor about your situation.
[3]	Yield reflects the effect of the fund’s agreement with the investment adviser and its affiliates to limit each share class’ total annual operating expenses to certain levels (contractual expense limitation). In addition, the investment adviser and its affiliates have voluntarily waived expenses in excess of the contractual expense limitation to maintain a positive net yield for certain share classes of the fund (voluntary yield waiver). Without the contractual expense limitation and the voluntary yield waiver, the fund’s yield would have been lower. For additional details, see financial note 5.
[4]	Yield does not reflect the effect of the contractual expense limitation, but does reflect the effect of the voluntary yield waiver. The voluntary yield waiver added 0.54% and 0.34% to the seven-day yields of the Sweep Shares and Value Advantage Shares, respectively.
[5]	Taxable-equivalent effective yield assumes a federal regular income tax rate of 43.40%, which includes a Medicare surcharge rate of 3.8%, and effective New York state personal income tax rate of 4.99%. Your tax rate may be different.

Schwab New York AMT Tax-Free Money Fundtm 7

Schwab New Jersey AMT Tax-Free Money Fund™

The Schwab New Jersey AMT Tax-Free Money Fund (the fund) seeks the highest current income that is consistent with stability of capital and liquidity, and is exempt from federal and New Jersey gross income tax. To pursue its goal, the fund invests in municipal (muni) money market securities from New Jersey issuers and muni agencies around the country, as well as from U.S. territories and possessions. The fund may also invest in muni money market securities of issuers located outside of New Jersey. For more information concerning the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.

The fund’s investment adviser and its affiliates voluntarily waived certain fees or expenses for the year ended December 31, 2013, to help the fund maintain a positive net yield.* For more information about the fund’s yield and other important characteristics, please review the charts and footnotes that follow this discussion.

Market Highlights. Securities typically held by muni money market funds experienced strong demand during the year, helping to keep yields near record lows. The strong demand represented interest from traditional buyers as well as growing demand from non-traditional buyers that under more normal conditions purchase taxable money market securities. The reduced supply of taxable money market securities, particularly during the second quarter, drove many of these non-traditional buyers to tax-exempt variable-rate demand obligations (VRDOs) to broaden their investment options, placing downward pressure on the yields of short-term tax-exempt securities.

Generally improving credit conditions represented another important support for muni securities. Although economic growth across the U.S. has been somewhat slow, credit conditions among many municipalities have benefited from generally rising tax revenues and the positive impact of fiscal belt-tightening over the last several years.

This collective backdrop, combined with the Federal Reserve’s commitment to keep the target for the federal funds rate between 0% and 0.25%, translated into historically low yields for muni money market securities. The Securities Industry and Financial Markets Association Municipal Swap Index—a widely used benchmark for yields on muni floating-rate securities—generally ranged between 0.08% and 0.12% for the first quarter of 2013, rose to 0.23% in April (a typical seasonal spike around tax time), and then averaged 0.06% during the second half of the year. For 2013 as a whole, the index averaged 0.09% versus 0.16% in 2012.

Positioning and Strategies. The investment adviser continued to focus on safety and high credit quality while actively managing the fund’s weighted average maturity (WAM). The fund began the year with a WAM of 47 days, extended to 52 days in February, and subsequently shortened to its 12-month low of 37 days in mid-April. During the second half of the year, the fund’s WAM ranged from 43 days to a high of 55 days in December, ending the year with a WAM of 50 days. This range was close to that of other New Jersey muni money market funds, with the fund’s frequent WAM fluctuations reflecting the traditionally intermittent nature of muni security issuance in New Jersey. Additionally, in an effort to enhance diversification and liquidity in the fund, the investment adviser held out-of-state muni securities that represented less than 10% of the portfolio.

As of 12/31/13:

 Portfolio Composition By Maturity1

% of investments

1-7 Days	69.6%
8-30 Days	1.0%
31-60 Days	4.2%
61-90 Days	4.3%
91-180 Days	12.4%
More than 180 Days	8.5%
Total	100.0%

 Statistics

Weighted Average Maturity[2]	50 Days
Credit Quality Of Holdings[3] % of portfolio	100% Tier 1
Credit Enhanced Securities % of portfolio	52%

 Portfolio Composition by Security Type4

% of investments

Tender Option Bonds	26.7%
Variable Rate Demand Obligations	44.1%
Commercial Paper	8.7%
Fixed Rate Notes	20.5%
Total	100.0%

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Management views and portfolio holdings may have changed since the report date.

*	The investment adviser and its affiliates may recapture expenses or fees they waived under a voluntary yield waiver until the third anniversary of the end of the fiscal year in which such waiver occurs, subject to certain limitations. For more information on the potential impact of such recapture on future yields, see financial note 5.
[1]	As shown in the Portfolio Holdings section of the shareholder report.
[2]	Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
[3]	Based on ratings from Standard & Poor’s Corp., Moody’s Investors Service, Fitch Ratings, and/or DBRS, or, if unrated, is determined to be of comparable quality. The fund may use different ratings provided by other rating agencies for purposes of determining compliance with the fund’s investment policies. The fund itself has not been rated by an independent credit rating agency.
[4]	Portfolio Composition is calculated using the Par Value of Investments.

8 Schwab New Jersey AMT Tax-Free Money Fundtm

Performance and Fund Facts as of 12/31/13

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwabfunds.com/prospectus.

 Weighted Average Maturity Trend for previous 12 months

Money funds must maintain a dollar-weighted average maturity of no longer than 60 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).

 Seven-Day Average Yield Trend for previous 12 months

 Seven-Day Yields

The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.

Schwab New Jersey AMT Tax-Free Money Fundtm
Sweep
Shares

Ticker Symbol	SWJXX
Minimum Initial Investment	*

Seven-Day Yield[1]	0.01%

Seven-Day Yield–Without Contractual Expense Limitation[2]	-0.09%

Seven-Day Effective Yield[1]	0.01%

Seven-Day Taxable Equivalent Effective Yield[1,3]	0.02%

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Portfolio holdings may have changed since the report date.

*	Subject to the eligibility terms and conditions of your Schwab account agreement.
[1]	Yield reflects the effect of the fund’s agreement with the investment adviser and its affiliates to limit the fund’s total annual operating expenses to certain levels (contractual expense limitation). In addition, the investment adviser and its affiliates have voluntarily waived expenses in excess of the contractual expense limitation to maintain a positive net yield for the fund (voluntary yield waiver). Without the contractual expense limitation and the voluntary yield waiver, the fund’s yield would have been lower. For additional details, see financial note 5.
[2]	Yield does not reflect the effect of the contractual expense limitation, but does reflect the effect of the voluntary yield waiver. The voluntary yield waiver added 0.54% to the seven-day yield.
[3]	Taxable-equivalent effective yield assumes a federal regular income tax rate of 43.40%, which includes a Medicare surcharge rate of 3.8%, and effective New Jersey state personal income tax rate of 5.08%. Your tax rate may be different.

Schwab New Jersey AMT Tax-Free Money Fundtm 9

Schwab Pennsylvania Municipal Money Fund™

The Schwab Pennsylvania Municipal Money Fund (the fund) seeks the highest current income that is consistent with stability of capital and liquidity, and is exempt from federal and Pennsylvania personal income tax. To pursue its goal, the fund invests in municipal (muni) money market securities from Pennsylvania issuers and muni agencies around the country, as well as from U.S. territories and possessions. The fund may also invest in muni money market securities of issuers located outside of Pennsylvania. For more information concerning the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.

The fund’s investment adviser and its affiliates voluntarily waived certain fees or expenses for the year ended December 31, 2013, to help the fund maintain a positive net yield.* For more information about the fund’s yield and other important characteristics, please review the charts and footnotes that follow this discussion.

Market Highlights. Securities typically held by muni money market funds experienced strong demand during the year, helping to keep yields near record lows. The strong demand represented interest from traditional buyers as well as growing demand from non-traditional buyers that under more normal conditions purchase taxable money market securities. The reduced supply of taxable money market securities, particularly during the second quarter, drove many of these non-traditional buyers to tax-exempt variable-rate demand obligations (VRDOs) to broaden their investment options, placing downward pressure on the yields of short-term tax-exempt securities.

Generally improving credit conditions represented another important support for muni securities. Although economic growth across the U.S. has been somewhat slow, credit conditions among many municipalities have benefited from generally rising tax revenues and the positive impact of fiscal belt-tightening over the last several years.

This collective backdrop, combined with the Federal Reserve’s commitment to keep the target for the federal funds rate between 0% and 0.25%, translated into historically low yields for muni money market securities. The Securities Industry and Financial Markets Association Municipal Swap Index—a widely used benchmark for yields on muni floating-rate securities—generally ranged between 0.08% and 0.12% for the first quarter of 2013, rose to 0.23% in April (a typical seasonal spike around tax time), and then averaged 0.06% during the second half of the year. For 2013 as a whole, the index averaged 0.09% versus 0.16% in 2012.

Positioning and Strategies. The investment adviser continued to focus on safety and high credit quality while conservatively managing the fund’s weighted average maturity (WAM). The fund’s WAM began the year at 24 days, which was also its 12-month low, extended to 48 days in early July, and ended the year at 35 days. Fluctuations in the fund’s WAM reflected the occasionally limited supply of Pennsylvania muni securities with acceptable characteristics. Additionally, in an effort to enhance diversification and liquidity in the fund, the investment adviser held out-of-state muni securities that represented less than 10% of the portfolio.

As of 12/31/13:

 Portfolio Composition By Maturity1

% of investments

1-7 Days	80.7%
8-30 Days	0.0%
31-60 Days	5.0%
61-90 Days	0.0%
91-180 Days	6.1%
More than 180 Days	8.2%
Total	100.0%

 Statistics

Weighted Average Maturity[2]	35 Days
Credit Quality Of Holdings[3] % of portfolio	100% Tier 1
Credit Enhanced Securities % of portfolio	52%

 Portfolio Composition by Security Type4

% of investments

Tender Option Bonds	21.0%
Variable Rate Demand Obligations	55.9%
Commercial Paper	6.8%
Fixed Rate Notes	15.8%
Other	0.5%
Total	100.0%

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Management views and portfolio holdings may have changed since the report date.

*	The investment adviser and its affiliates may recapture expenses or fees they waived under a voluntary yield waiver until the third anniversary of the end of the fiscal year in which such waiver occurs, subject to certain limitations. For more information on the potential impact of such recapture on future yields, see financial note 5.
[1]	As shown in the Portfolio Holdings section of the shareholder report.
[2]	Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
[3]	Based on ratings from Standard & Poor’s Corp., Moody’s Investors Service, Fitch Ratings, and/or DBRS, or, if unrated, is determined to be of comparable quality. The fund may use different ratings provided by other rating agencies for purposes of determining compliance with the fund’s investment policies. The fund itself has not been rated by an independent credit rating agency.
[4]	Portfolio Composition is calculated using the Par Value of Investments.

10 Schwab Pennsylvania Municipal Money Fundtm

Performance and Fund Facts as of 12/31/13

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwabfunds.com/prospectus.

 Weighted Average Maturity Trend for previous 12 months

Money funds must maintain a dollar-weighted average maturity of no longer than 60 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).

 Seven-Day Average Yield Trend for previous 12 months

 Seven-Day Yields

The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.

Schwab Pennsylvania Municipal Money Fundtm
Sweep
Shares

Ticker Symbol	SWEXX
Minimum Initial Investment	*

Seven-Day Yield[1]	0.01%

Seven-Day Yield–Without Contractual Expense Limitation[2]	-0.09%

Seven-Day Effective Yield[1]	0.01%

Seven-Day Taxable Equivalent Effective Yield[1,3]	0.02%

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Portfolio holdings may have changed since the report date.

*	Subject to the eligibility terms and conditions of your Schwab account agreement.
[1]	Yield reflects the effect of the fund’s agreement with the investment adviser and its affiliates to limit the fund’s total annual operating expenses to certain levels (contractual expense limitation). In addition, the investment adviser and its affiliates have voluntarily waived expenses in excess of the contractual expense limitation to maintain a positive net yield for the fund (voluntary yield waiver). Without the contractual expense limitation and the voluntary yield waiver, the fund’s yield would have been lower. For additional details, see financial note 5.
[2]	Yield does not reflect the effect of the contractual expense limitation, but does reflect the effect of the voluntary yield waiver. The voluntary yield waiver added 0.54% to the seven-day yield.
[3]	Taxable-equivalent effective yield assumes a federal regular income tax rate of 43.40%, which includes a Medicare surcharge rate of 3.8%, and effective Pennsylvania state personal income tax rate of 1.74%. Your tax rate may be different.

Schwab Pennsylvania Municipal Money Fundtm 11

Schwab Massachusetts AMT Tax-Free Money Fund™

The Schwab Massachusetts AMT Tax-Free Money Fund (the fund) seeks the highest current income that is consistent with stability of capital and liquidity, and is exempt from federal and Massachusetts personal income tax. To pursue its goal, the fund invests in municipal (muni) money market securities from Massachusetts issuers and municipal agencies around the country, as well as from U.S. territories and possessions. The fund may also invest in muni money market securities of issuers located outside of Massachusetts. For more information concerning the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.

The fund’s investment adviser and its affiliates voluntarily waived certain fees or expenses for the year ended December 31, 2013, to help the fund maintain a positive net yield.* For more information about the fund’s yield and other important characteristics, please review the charts and footnotes that follow this discussion.

Market Highlights. Securities typically held by muni money market funds experienced strong demand during the year, helping to keep yields near record lows. The strong demand represented interest from traditional buyers as well as growing demand from non-traditional buyers that under more normal conditions purchase taxable money market securities. The reduced supply of taxable money market securities, particularly during the second quarter, drove many of these non-traditional buyers to tax-exempt variable-rate demand obligations (VRDOs) to broaden their investment options, placing downward pressure on the yields of short-term tax-exempt securities.

Generally improving credit conditions represented another important support for muni securities. Although economic growth across the U.S. has been somewhat slow, credit conditions among many municipalities have benefited from generally rising tax revenues and the positive impact of fiscal belt-tightening over the last several years.

This collective backdrop, combined with the Federal Reserve’s commitment to keep the target for the federal funds rate between 0% and 0.25%, translated into historically low yields for muni money market securities. The Securities Industry and Financial Markets Association Municipal Swap Index—a widely used benchmark for yields on muni floating-rate securities—generally ranged between 0.08% and 0.12% for the first quarter of 2013, rose to 0.23% in April (a typical seasonal spike around tax time), and then averaged 0.06% during the second half of the year. For 2013 as a whole, the index averaged 0.09% versus 0.16% in 2012.

Positioning and Strategies. The investment adviser continued to focus on safety and high credit quality while conservatively managing the fund’s weighted average maturity (WAM). The fund’s WAM began the year at 43 days, shortened to 39 days in February, extended to its 12-month high of 52 days in August, and ended the year at 47 days. Fluctuations in the fund’s WAM reflected the sporadic nature of muni security issuance in Massachusetts. Additionally, in an effort to enhance diversification and liquidity in the fund, the investment adviser held out-of-state muni securities that represented less than 10% of the portfolio.

As of 12/31/13:

 Portfolio Composition By Maturity1

% of investments

1-7 Days	71.2%
8-30 Days	2.4%
31-60 Days	4.4%
61-90 Days	2.6%
91-180 Days	7.6%
More than 180 Days	11.8%
Total	100.0%

 Statistics

Weighted Average Maturity[2]	47 Days
Credit Quality Of Holdings[3] % of portfolio	100% Tier 1
Credit Enhanced Securities % of portfolio	27%

 Portfolio Composition by Security Type4

% of investments

Tender Option Bonds	28.7%
Variable Rate Demand Obligations	39.5%
Commercial Paper	7.8%
Fixed Rate Notes	18.8%
Other	5.2%
Total	100.0%

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Management views and portfolio holdings may have changed since the report date.

*	The investment adviser and its affiliates may recapture expenses or fees they waived under a voluntary yield waiver until the third anniversary of the end of the fiscal year in which such waiver occurs, subject to certain limitations. For more information on the potential impact of such recapture on future yields, see financial note 5.
[1]	As shown in the Portfolio Holdings section of the shareholder report.
[2]	Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
[3]	Based on ratings from Standard & Poor’s Corp., Moody’s Investors Service, Fitch Ratings, and/or DBRS, or, if unrated, is determined to be of comparable quality. The fund may use different ratings provided by other rating agencies for purposes of determining compliance with the fund’s investment policies. The fund itself has not been rated by an independent credit rating agency.
[4]	Portfolio Composition is calculated using the Par Value of Investments.

12 Schwab Massachusetts AMT Tax-Free Money Fundtm

Performance and Fund Facts as of 12/31/13

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwabfunds.com/prospectus.

 Weighted Average Maturity Trend for previous 12 months

Money funds must maintain a dollar-weighted average maturity of no longer than 60 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).

 Seven-Day Average Yield Trend for previous 12 months

 Seven-Day Yields

The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.

Schwab Massachusetts AMT Tax-Free Money Fundtm
Sweep
Shares

Ticker Symbol	SWDXX
Minimum Initial Investment	*

Seven-Day Yield[1]	0.01%

Seven-Day Yield–Without Contractual Expense Limitation[2]	-0.10%

Seven-Day Effective Yield[1]	0.01%

Seven-Day Taxable Equivalent Effective Yield[1,3]	0.02%

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Portfolio holdings may have changed since the report date.

*	Subject to the eligibility terms and conditions of your Schwab account agreement.
[1]	Yield reflects the effect of the fund’s agreement with the investment adviser and its affiliates to limit the fund’s total annual operating expenses to certain levels (contractual expense limitation). In addition, the investment adviser and its affiliates have voluntarily waived expenses in excess of the contractual expense limitation to maintain a positive net yield for the fund (voluntary yield waiver). Without the contractual expense limitation and the voluntary yield waiver, the fund’s yield would have been lower. For additional details, see financial note 5.
[2]	Yield does not reflect the effect of the contractual expense limitation, but does reflect the effect of the voluntary yield waiver. The voluntary yield waiver added 0.55% to the seven-day yield.
[3]	Taxable-equivalent effective yield assumes a federal regular income tax rate of 43.40%, which includes a Medicare surcharge rate of 3.8%, and effective Massachusetts state personal income tax rate of 2.97%. Your tax rate may be different.

Schwab Massachusetts AMT Tax-Free Money Fundtm 13

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

As a fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees; and (2) ongoing costs, including management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning July 1, 2013 and held through December 31, 2013.

Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled “Expenses Paid During Period.”

Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s or share class’ actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in a fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio[1]	Account Value	(Net of Expenses)	During Period[2]
	(Annualized)	at 7/1/13	at 12/31/13	7/1/13–12/31/13

Schwab New York AMT Tax-Free Money Fundtm
Sweep Shares
Actual Return	0.11%	$1,000.00	$1,000.10	$0.55
Hypothetical 5% Return	0.11%	$1,000.00	$1,024.65	$0.56
Value Advantage Shares®
Actual Return	0.11%	$1,000.00	$1,000.10	$0.55
Hypothetical 5% Return	0.11%	$1,000.00	$1,024.65	$0.56

Schwab New Jersey AMT Tax-Free Money Fundtm
Actual Return	0.12%	$1,000.00	$1,000.10	$0.60
Hypothetical 5% Return	0.12%	$1,000.00	$1,024.60	$0.61

Schwab Pennsylvania Municipal Money Fundtm
Actual Return	0.12%	$1,000.00	$1,000.10	$0.60
Hypothetical 5% Return	0.12%	$1,000.00	$1,024.60	$0.61

Schwab Massachusetts AMT Tax-Free Money Fundtm
Actual Return	0.11%	$1,000.00	$1,000.10	$0.55
Hypothetical 5% Return	0.11%	$1,000.00	$1,024.65	$0.56

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights which covers a 12-month period.
[2]	Expenses for each fund or share class are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days of the period, and divided by 365 days of the fiscal year.

14 Schwab Municipal Money Funds

Schwab New York AMT Tax-Free Money Fund™

Financial Statements

Financial Highlights

	1/1/13–		1/1/12–		1/1/11–		1/1/10–		1/1/09–
Sweep Shares	12/31/13		12/31/12		12/31/11		12/31/10		12/31/09

Per-Share Data ($)

Net asset value at beginning of period	1.00		1.00		1.00		1.00		1.00

Income (loss) from investment operations:
Net investment income (loss)	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]
Net realized and unrealized gains (losses)	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]

Total from investment operations	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]
Less distributions:
Distributions from net investment income	(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]
Distributions from net realized gains	(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]

Total distributions	(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]

Net asset value at end of period	1.00		1.00		1.00		1.00		1.00

Total return (%)	0.02		0.02		0.02		0.04		0.13

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.14	[2]	0.20	[2]	0.27	[2]	0.33	[2]	0.55	[2,3]
Gross operating expenses	0.71		0.71		0.70		0.70		0.73
Net investment income (loss)	0.01		0.01		0.01		0.01		0.11
Net assets, end of period ($ x 1,000,000)	1,692		1,793		1,624		1,545		1,622

	1/1/13–		1/1/12–		1/1/11–		1/1/10–		1/1/09–
Value Advantage Shares	12/31/13		12/31/12		12/31/11		12/31/10		12/31/09

Per-Share Data ($)

Net asset value at beginning of period	1.00		1.00		1.00		1.00		1.00

Income (loss) from investment operations:
Net investment income (loss)	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]
Net realized and unrealized gains (losses)	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]

Total from investment operations	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]
Less distributions:
Distributions from net investment income	(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]
Distributions from net realized gains	(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]

Total distributions	(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]

Net asset value at end of period	1.00		1.00		1.00		1.00		1.00

Total return (%)	0.02		0.02		0.02		0.04		0.23

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.14	[2]	0.20	[2]	0.27	[2]	0.33	[2]	0.45	[2,3]
Gross operating expenses	0.58		0.58		0.57		0.57		0.60
Net investment income (loss)	0.01		0.01		0.01		0.01		0.22
Net assets, end of period ($ x 1,000,000)	267		319		399		531		870

1 Per-share amount was less than $0.01.
2 Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation. (See financial note 5)
3 The ratio of net operating expenses would have been 0.52% for Sweep Shares and 0.42% for Value Advantage Shares, respectively, if certain non-routine expenses (participation fees for the Treasury’s Temporary Guarantee Program for Money Market Funds) had not been incurred.

See financial notes 15

 Schwab New York AMT Tax-Free Money Fund

Portfolio Holdings as of December 31, 2013

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also files a complete schedule of portfolio holdings with the SEC monthly on Form N-MFP which is available 60 days after the end of the month to which the information pertains. A monthly schedule of portfolio holdings is also available by visiting the fund’s website at www.schwabfunds.com/prospectus along with a link to the fund’s Form N-MFP filings on the SEC’s website.

For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the effective maturity and maturity date are the same, the date will appear in the maturity date column.

		Cost	Value
Holdings by Category		($)	($)

32.2%	Fixed-Rate Securities	631,460,226	631,460,226
69.7%	Variable-Rate Securities	1,365,110,000	1,365,110,000

101.9%	Total Investments	1,996,570,226	1,996,570,226
(1.9%)	Other Assets and Liabilities, Net		(37,881,394)

100.0%	Net Assets		1,958,688,832

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Fixed-Rate Securities 32.2% of net assets

New York 32.2%
Amherst
BAN 2013B		1.00%		11/13/14	5,000,000	5,031,037

Ballston Spa CSD
BAN Series 2013A		0.75%		06/11/14	14,875,000	14,908,331

Beacon
BAN Series 2013A		1.00%		05/30/14	9,000,000	9,020,831

Connetquot CSD
TAN 2013-2014		0.75%		06/26/14	8,000,000	8,020,667

East Islip UFSD
GO TAN 2013		1.00%		06/27/14	5,000,000	5,017,432

Erie Cnty IDA
School Facility RB (Buffalo City SD) Series 2004 (ESCROW)		5.75%		05/01/14	4,175,000	4,250,928

Grand Island
BAN 2013		0.75%		10/15/14	6,653,000	6,676,959

Harborfields CSD
TAN 2013-2014		0.50%		06/27/14	3,000,000	3,004,065

Ithaca
BAN Series 2013		1.00%		08/01/14	7,000,000	7,028,338

Longwood CSD
BAN Series 2013A		0.75%		06/20/14	8,500,000	8,522,382

Metropolitan Transportation Auth
Revenue BAN Series CP2B (LOC: Barclays Bank Plc)		0.12%		02/11/14	28,190,000	28,190,000

Middletown City SD
BAN 2013		1.25%		07/10/14	10,000,000	10,052,631

Nassau Health Care Corp
Bonds Series 2009C2 (LOC: Wells Fargo Bank, NA)		0.12%		01/07/14	11,100,000	11,100,000

New York City
GO Bonds Fiscal 2004 Series G		5.00%		08/01/14	1,385,000	1,422,591

GO Bonds Fiscal 2004 Series I		5.00%		08/01/14	935,000	960,190

16 See financial notes

 Schwab New York AMT Tax-Free Money Fund

Portfolio Holdings continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
GO Bonds Fiscal 2005 Series B		5.25%		08/01/14	150,000	154,114

GO Bonds Fiscal 2005 Series C1		4.13%		08/15/14	100,000	102,369

GO Bonds Fiscal 2005 Series H		5.00%		08/01/14	285,000	292,531

GO Bonds Fiscal 2005 Series K		5.00%		08/01/14	200,000	205,501

GO Bonds Fiscal 2005 Series O		5.00%		06/01/14	400,000	407,577

GO Bonds Fiscal 2006 Series G		4.10%		08/01/14	100,000	102,142

GO Bonds Fiscal 2006 Series G		5.00%		08/01/14	5,420,000	5,570,551

GO Bonds Fiscal 2007 Series A		4.25%		08/01/14	200,000	204,551

GO Bonds Fiscal 2007 Series C1		5.00%		01/01/14	445,000	445,000

GO Bonds Fiscal 2008 Series A1		4.00%		08/01/14	200,000	204,318

GO Bonds Fiscal 2008 Series A1		5.00%		08/01/14	1,120,000	1,150,702

GO Bonds Fiscal 2008 Series E		5.00%		08/01/14	525,000	539,289

GO Bonds Fiscal 2008 Series G		4.00%		08/01/14	600,000	613,024

GO Bonds Fiscal 2008 Series G		5.00%		08/01/14	1,280,000	1,315,119

GO Bonds Fiscal 2008 Series I1		3.50%		02/01/14	250,000	250,652

GO Bonds Fiscal 2009 Series B1		5.00%		09/01/14	1,085,000	1,118,885

GO Bonds Fiscal 2009 Series C		5.00%		08/01/14	150,000	154,089

GO Bonds Fiscal 2009 Series H1		3.25%		03/01/14	100,000	100,452

GO Bonds Fiscal 2009 Series I-1		3.50%		04/01/14	375,000	378,013

GO Bonds Fiscal 2009 Series K		4.00%		08/01/14	150,000	153,194

GO Bonds Fiscal 2010 Series C		4.00%		08/01/14	350,000	357,462

GO Bonds Fiscal 2010 Series C		5.00%		08/01/14	215,000	220,855

GO Bonds Fiscal 2010 Series E		5.00%		08/01/14	875,000	898,830

GO Bonds Fiscal 2010 Series F		5.00%		08/01/14	285,000	292,796

GO Bonds Fiscal 2011 Series B		5.00%		08/01/14	2,000,000	2,055,654

GO Bonds Fiscal 2011 Series E		3.00%		08/01/14	600,000	609,470

GO Bonds Fiscal 2012 Series G1		5.00%		04/01/14	1,000,000	1,011,737

GO Bonds Fiscal 2012 Series I		5.00%		08/01/14	1,150,000	1,182,009

GO Bonds Fiscal 2013 Series E		4.00%		08/01/14	305,000	311,526

GO Bonds Fiscal 2013 Series H		2.50%		08/01/14	3,345,000	3,389,700

New York City Housing Development Corp
M/F Housing RB Series 2012D1A (LIQ: Wells Fargo Bank, NA)	a	0.24%		03/06/14	19,995,000	19,995,000

M/F Housing RB Series 2012D2A		0.90%		11/01/14	1,650,000	1,656,122

M/F Housing RB Series 2013A1		0.35%		11/01/14	2,000,000	2,000,990

M/F Housing RB Series 2013F		0.20%		12/23/14	7,750,000	7,750,000

New York City Municipal Water Finance Auth
CP Series 1		0.09%		01/21/14	10,000,000	10,000,000

Extendible CP Series 8		0.12%	03/18/14	09/14/14	25,000,000	25,000,000

Water & Sewer System RB Fiscal 2009 Series FF1		5.00%		06/15/14	100,000	102,143

Water & Sewer System Second General Resolution RB Fiscal 2010 Series BB		5.00%		06/15/14	165,000	168,532

New York City Transitional Finance Auth
Building Aid RB Fiscal 2007 Series S2		5.00%		01/15/14	3,100,000	3,105,633

Building Aid RB Fiscal 2009 Series S1		5.00%		07/15/14	100,000	102,514

Building Aid RB Fiscal 2009 Series S2		5.00%		07/15/14	135,000	138,430

Building Aid RB Fiscal 2009 Series S3		3.00%		01/15/14	150,000	150,147

Building Aid RB Fiscal 2009 Series S4		3.25%		01/15/14	250,000	250,271

Building Aid RB Fiscal 2009 Series S4 (GTY/LIQ: Wells Fargo & Co)	a	0.24%		03/06/14	16,435,000	16,435,000

See financial notes 17

 Schwab New York AMT Tax-Free Money Fund

Portfolio Holdings continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Building Aid RB Fiscal 2009 Series S5		4.00%		01/15/14	100,000	100,139

Building Aid RB Fiscal 2009 Series S5 (GTY/LIQ: Wells Fargo & Co)	a	0.24%		03/06/14	15,645,000	15,645,000

Building Aid RB Fiscal 2012 Series S1A		4.00%		07/15/14	150,000	152,966

Building Aid RB Fiscal 2013 Series S1		3.00%		07/15/14	750,000	761,118

Future Tax Secured Sub Bonds Fiscal 2007 Series B		5.00%		11/01/14	585,000	607,891

Future Tax Secured Sub Bonds Fiscal 2012 Series A		5.00%		11/01/14	125,000	129,871

New York Liberty Development Corp
Liberty Refunding RB (3 World Trade Center) Series 2011A (ESCROW)		0.23%		06/19/14	3,100,000	3,100,010

New York State
GO Bonds Series 2009A		5.00%		02/15/14	800,000	804,613

GO Refunding Bonds Series 2005C		5.00%		04/15/14	1,045,000	1,059,164

New York State Dormitory Auth
Consolidated Service Contract Refunding RB Series 2009A		3.00%		07/01/14	100,000	101,341

Consolidated Service Contract Refunding RB Series 2009A		4.00%		07/01/14	1,800,000	1,832,959

CP (Cornell Univ)		0.12%		04/03/14	11,140,000	11,140,000

Mental Health Services Facilities RB Series 2005B		5.00%		02/15/14	585,000	588,313

Mental Health Services Facilities RB Series 2005C1		5.00%		08/15/14	200,000	205,839

Mental Health Services Facilities RB Series 2005D1		5.00%		02/15/14	1,225,000	1,231,963

Mental Health Services Facilities RB Series 2005E		4.50%		02/15/14	250,000	251,250

Mental Health Services Facilities RB Series 2005E		5.00%		02/15/14	1,030,000	1,035,955

Mental Health Services Facilities RB Series 2007C		4.00%		02/15/14	200,000	200,875

Mental Health Services Facilities RB Series 2007D		5.00%		02/15/14	3,600,000	3,621,052

Mental Health Services Facilities RB Series 2007D		5.00%		08/15/14	2,520,000	2,593,362

Mental Health Services Facilities RB Series 2008F		5.00%		02/15/14	125,000	125,701

Mental Health Services Facilities RB Series 2009A1		4.13%		02/15/14	100,000	100,469

Mental Health Services Facilities RB Series 2009A1		5.00%		02/15/14	910,000	915,205

Mental Health Services Facilities RB Series 2010A		4.25%		02/15/14	200,000	200,964

RB (NYU) Series 2001A		5.75%		07/01/14	225,000	231,101

RB (NYU) Series 2008B		4.00%		07/01/14	150,000	152,748

RB (St. Lawrence Univ) Series 2008 (ESCROW)		5.00%		07/01/14	150,000	153,454

State Personal Income Tax RB Series 2005F		5.00%		03/15/14	1,000,000	1,009,564

State Personal Income Tax RB Series 2008A		5.00%		03/15/14	325,000	327,993

State Personal Income Tax RB Series 2008B		4.00%		03/15/14	250,000	251,845

State Personal Income Tax RB Series 2009A		5.00%		02/15/14	350,000	351,996

State Personal Income Tax RB Series 2009D		5.00%		06/15/14	300,000	306,425

State Personal Income Tax RB Series 2010A		4.00%		02/15/14	100,000	100,433

State Personal Income Tax RB Series 2010E		3.00%		02/15/14	200,000	200,645

State Personal Income Tax RB Series 2010F		5.00%		02/15/14	325,000	326,839

State Personal Income Tax RB Series 2011A		5.00%		03/15/14	660,000	666,066

State Personal Income Tax RB Series 2011C		4.00%		03/15/14	315,000	317,281

State Personal Income Tax RB Series 2011E		5.00%		08/15/14	205,000	210,973

New York State Environmental Facilities Corp
Clean Water & Drinking Water Revolving Funds RB Series 2002K		5.50%		06/15/14	300,000	306,963

Clean Water & Drinking Water Revolving Funds RB Series 2003B		5.25%		06/15/14	125,000	127,810

Clean Water & Drinking Water Revolving Funds RB Series 2004F		5.25%		06/15/14	100,000	102,255

Clean Water & Drinking Water Revolving Funds RB Series 2005B		5.00%		10/15/14	100,000	103,670

Clean Water & Drinking Water Revolving Funds RB Series 2007A		3.63%		06/15/14	100,000	101,487

18 See financial notes

 Schwab New York AMT Tax-Free Money Fund

Portfolio Holdings continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Clean Water & Drinking Water Revolving Funds RB Series 2007C		4.00%		06/15/14	200,000	203,328

Clean Water & Drinking Water Revolving Funds RB Series 2008A		3.50%		06/15/14	250,000	253,576

Clean Water & Drinking Water Revolving Funds RB Series 2008A		5.00%		06/15/14	170,000	173,615

Clean Water & Drinking Water Revolving Funds RB Series 2010C		3.00%		04/15/14	350,000	352,666

Clean Water & Drinking Water Revolving Funds RB Series 2011A		4.00%		08/15/14	140,000	143,234

Clean Water & Drinking Water Revolving Funds Sub RB Series 2006B		5.00%		06/15/14	2,055,000	2,099,232

Clean Water & Drinking Water Revolving Funds Sub RB Series 2010A		2.00%		06/15/14	100,000	100,742

Clean Water & Drinking Water Revolving Funds Sub RB Series 2011B		4.00%		06/15/14	450,000	457,588

New York State Local Government Assistance Corp
Refunding Bonds Sub Lien Series 2010A		5.00%		04/01/14	300,000	303,408

Refunding Bonds Sub Lien Series 2010B		5.00%		04/01/14	200,000	202,280

Refunding RB Series 1993C		0.40%		04/01/14	275,000	274,728

Sub Lien Refunding Bonds Series 2011A		5.00%		04/01/14	110,000	111,293

New York State Mortgage Agency
Mortgage RB Series 47		1.50%		04/01/14	810,000	812,270

New York State Power Auth
CP Series 1 & 2		0.09%		01/08/14	34,710,000	34,710,000

CP Series 1 & 2		0.09%		01/09/14	56,500,000	56,500,000

CP Series 1 & 2		0.08%		01/10/14	2,646,000	2,646,000

New York State Thruway Auth
General RB Series H (GTY/LIQ: US Bank, NA)	a	0.21%		04/17/14	19,385,000	19,385,000

Local Highway & Bridge Service Contract Bonds Series 2007		5.00%		04/01/14	125,000	126,447

Local Highway & Bridge Service Contract Bonds Series 2008		3.00%		04/01/14	300,000	302,002

Local Highway & Bridge Service Contract Bonds Series 2008		5.00%		04/01/14	750,000	758,554

Local Highway & Bridge Service Contract Bonds Series 2009		3.00%		04/01/14	450,000	453,085

Local Highway & Bridge Service Contract Bonds Series 2009		5.00%		04/01/14	200,000	202,290

Local Highway & Bridge Service Contract Bonds Series 2012A		4.00%		04/01/14	1,150,000	1,160,339

Second General Highway & Bridge Trust Fund Bonds Series 2004B		5.25%		04/01/14	200,000	202,456

Second General Highway & Bridge Trust Fund Bonds Series 2005A		5.25%		04/01/14	860,000	870,664

Second General Highway & Bridge Trust Fund Bonds Series 2005B		5.00%		04/01/14	12,725,000	12,872,589

Second General Highway & Bridge Trust Fund Bonds Series 2006		4.00%		04/01/14	625,000	630,670

Second General Highway & Bridge Trust Fund Bonds Series 2006A		5.00%		04/01/14	665,000	672,583

Second General Highway & Bridge Trust Fund Bonds Series 2008A		5.00%		04/01/14	350,000	354,028

Second General Highway & Bridge Trust Fund Bonds Series 2008B		4.00%		04/01/14	1,100,000	1,110,042

Second General Highway & Bridge Trust Fund Bonds Series 2008B		5.00%		04/01/14	100,000	101,116

Second General Highway & Bridge Trust Fund Bonds Series 2009A1		4.00%		04/01/14	200,000	201,793

Second General Highway & Bridge Trust Fund Bonds Series 2009B		5.00%		04/01/14	250,000	252,829

Second General Highway & Bridge Trust Fund Bonds Series 2010A		5.00%		04/01/14	4,030,000	4,077,312

Second General Highway & Bridge Trust Fund Bonds Series 2011A1		4.00%		04/01/14	100,000	100,911

Second General Highway & Bridge Trust Fund Bonds Series 2012A		3.00%		04/01/14	640,000	644,238

Second General Highway & Bridge Trust Fund Bonds Series 2012A		5.00%		04/01/14	14,660,000	14,831,873

State Personal Income Tax RB Series 2005A		5.00%		03/15/14	95,000	95,872

State Personal Income Tax RB Series 2005A (ESCROW)		5.00%		03/15/14	85,000	85,780

State Personal Income Tax RB Series 2006A		5.00%		03/15/14	275,000	277,547

State Personal Income Tax RB Series 2008A		3.00%		03/15/14	100,000	100,509

See financial notes 19

 Schwab New York AMT Tax-Free Money Fund

Portfolio Holdings continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
State Personal Income Tax RB Series 2008A		4.00%		03/15/14	100,000	100,719

State Personal Income Tax RB Series 2009A		5.00%		03/15/14	125,000	126,189

State Personal Income Tax RB Series 2010A		5.00%		03/15/14	700,000	706,543

New York State Tobacco Settlement Financing Corp
Asset-Backed RB Series 2011A		3.00%		06/01/14	1,005,000	1,016,210

Asset-Backed RB Series 2011A		5.00%		06/01/14	4,660,000	4,751,455

Asset-Backed RB Series 2011B		5.00%		06/01/14	1,715,000	1,748,485

New York State Urban Development Corp
Correctional Capital Facilities Refunding RB Series 1993A		5.25%		01/01/14	1,070,000	1,070,000

Service Contract Refunding RB Series 2005A		5.00%		01/01/14	2,050,000	2,050,000

Service Contract Refunding RB Series 2005B		5.00%		01/01/14	685,000	685,000

Service Contract Refunding RB Series 2007A		5.00%		01/01/14	700,000	700,000

Service Contract Refunding RB Series 2008D		5.00%		01/01/14	2,385,000	2,385,000

Service Contract Refunding RB Series 2010A1		4.00%		01/01/14	100,000	100,000

Service Contract Refunding RB Series 2010A2		5.00%		01/01/14	725,000	725,000

Service Contract Refunding RB Series 2010B		5.00%		01/01/14	900,000	900,000

State Personal Income Tax RB Series 2005B		4.00%		03/15/14	100,000	100,709

State Personal Income Tax RB Series 2004A1		5.00%		03/15/14	350,000	353,258

State Personal Income Tax RB Series 2004B1		5.00%		12/15/14	100,000	104,481

State Personal Income Tax RB Series 2008A1		4.00%		12/15/14	600,000	621,412

State Personal Income Tax RB Series 2009A1		5.00%		12/15/14	200,000	208,942

State Personal Income Tax RB Series 2009B1		5.00%		03/15/14	200,000	201,919

North Hempstead
BAN Series 2013B		0.75%		10/03/14	15,807,384	15,866,694

North Syracuse CSD
BAN 2013		0.75%		08/15/14	4,900,000	4,911,468

North Tonawanda SD
School Construction BAN 2013		1.00%		09/18/14	8,750,000	8,787,834

Oceanside UFSD
TAN 2013-2014 Taxes		0.75%		06/20/14	17,450,000	17,492,945

Port Washington UFSD
BAN 2013		0.50%		08/08/14	6,975,000	6,988,141

Putnam Cnty
TAN 2013		0.75%		10/24/14	16,000,000	16,066,691

Sachem CSD
TAN 2013-2014		1.00%		06/27/14	19,500,000	19,568,789

Saratoga Cnty
BAN 2013		0.75%		06/06/14	18,500,000	18,537,795

Schenectady City SD
GO BAN Series 2013A		0.75%		05/23/14	13,070,264	13,081,349

Sullivan Cnty
GO TAN 2013		0.75%		03/07/14	9,500,000	9,506,053

Tarrytowns UFSD
GO BAN 2013		0.75%		02/13/14	20,295,000	20,307,395

Triborough Bridge & Tunnel Auth
General RB Series 2009A2		2.50%		11/15/14	2,000,000	2,039,566

General Refunding RB Series 2011		4.00%		01/01/14	375,000	375,000

Vestal
BAN 2013		0.75%		05/16/14	9,320,000	9,333,720

20 See financial notes

 Schwab New York AMT Tax-Free Money Fund

Portfolio Holdings continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
William Floyd UFSD
TAN 2013-2014		1.00%		06/26/14	5,000,000	5,018,131

Total Fixed-Rate Securities
(Cost $631,460,226)						631,460,226

Variable-Rate Securities 69.7% of net assets

New York 69.7%
Albany IDA
Civic Facility RB (Albany College of Pharmacy) Series 2008A (LOC: TD Bank NA)		0.05%		01/07/14	6,100,000	6,100,000

Amherst Development Corp
Student Housing Facility Refunding RB Series 2010B (LOC: HSBC Bank USA)		0.11%		01/07/14	5,655,000	5,655,000

Amherst IDA
Civic Facility RB (Daemen College) Series 2006B (LOC: Manufacturers & Traders Trust Co)		0.11%		01/07/14	3,470,000	3,470,000

Colonie Local Development Corp
RB (Shaker Point at Carondelet) Series 2011 (LOC: Manufacturers & Traders Trust Co)		0.06%		01/07/14	10,000,000	10,000,000

RB (Shaker Pointe at Carondelet) Series 2013 (LOC: Manufacturers & Traders Trust Co)		0.06%		01/07/14	12,000,000	12,000,000

East Rochester Housing Auth
Housing RB (Park Ridge Nursing Home) Series 2008 (LOC: JPMorgan Chase Bank, NA)		0.09%		01/07/14	13,765,000	13,765,000

Franklin Cnty Civic Development Corp
RB (Alice Hyde Medical Center) Series 2013A (LOC: HSBC Bank USA)		0.06%		01/07/14	4,400,000	4,400,000

Lancaster IDA
Civic Facility RB (2000 GreenField Manor) (LOC: Manufacturers & Traders Trust Co)		0.11%		01/07/14	9,235,000	9,235,000

Metropolitan Transportation Auth
Dedicated Tax Fund Bonds Series 2004B2 (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		01/07/14	8,055,000	8,055,000

Dedicated Tax Fund Bonds Series 2006B (LIQ: Citibank, NA)	a	0.07%		01/07/14	13,000,000	13,000,000

Dedicated Tax Fund Refunding Bonds Series 2012A (LIQ: Citibank, NA)	a	0.07%		01/07/14	8,000,000	8,000,000

Dedicated Tax Fund Refunding Bonds Series 2012A (LIQ: Credit Suisse AG)	a	0.06%		01/07/14	6,665,000	6,665,000

Transportation RB Series 2005B (GTY: Berkshire Hathaway Assurance Corp /LIQ: JPMorgan Chase Bank, NA)	a	0.08%		01/07/14	4,995,000	4,995,000

Transportation RB Series 2007A (GTY: Berkshire Hathaway Assurance Corp /LIQ: Citibank, NA)	a	0.07%		01/07/14	26,000,000	26,000,000

Transportation Revenue BAN Series 2013A (GTY/LIQ: Bank of America, NA)	a	0.12%		01/07/14	20,000,000	20,000,000

Monroe Cnty IDA
Civic Facility RB (Cherry Ridge Apts) Series 2005 (LOC: HSBC Bank USA)		0.08%		01/07/14	2,740,000	2,740,000

Civic Facility RB Series 2004 (LOC: Manufacturers & Traders Trust Co)		0.16%		01/07/14	1,465,000	1,465,000

Nassau Cnty Interim Finance Auth
Sales Tax Secured Bonds Series 2008B (LIQ: Sumitomo Mitsui Banking Corp)		0.04%		01/07/14	34,570,000	34,570,000

Sales Tax Secured Bonds Series 2008D1 (LIQ: Bank of New York Mellon)		0.06%		01/07/14	35,600,000	35,600,000

See financial notes 21

 Schwab New York AMT Tax-Free Money Fund

Portfolio Holdings continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Nassau Cnty Local Economic Assistance Corp
RB Series 2011A (LOC: TD Bank NA)		0.06%		01/07/14	5,000,000	5,000,000

New York City
GO Bonds Fiscal 1994 Series A6 (LOC: Landesbank Hessen-Thuringen Girozentrale)		0.06%		01/07/14	3,300,000	3,300,000

GO Bonds Fiscal 1994 Series A7 (LOC: JPMorgan Chase Bank, NA)		0.02%		01/02/14	1,600,000	1,600,000

GO Bonds Fiscal 1994 Series H4 (LOC: Bank of New York Mellon)		0.03%		01/02/14	1,000,000	1,000,000

GO Bonds Fiscal 2004 Series H1 (LOC: Bank of New York Mellon)		0.03%		01/02/14	1,515,000	1,515,000

GO Bonds Fiscal 2004 Series J (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		01/07/14	7,670,000	7,670,000

GO Bonds Fiscal 2005 Series G (LIQ: JPMorgan Chase Bank, NA)	a	0.12%		01/07/14	3,990,000	3,990,000

GO Bonds Fiscal 2005 Series J (ESCROW/LIQ: JPMorgan Chase Bank, NA)	a	0.07%		01/07/14	4,895,000	4,895,000

GO Bonds Fiscal 2005 Series O (LIQ: Citibank, NA)	a	0.06%		01/07/14	4,890,000	4,890,000

GO Bonds Fiscal 2006 Series F4A (LOC: Sumitomo Mitsui Banking Corp)		0.05%		01/07/14	2,500,000	2,500,000

GO Bonds Fiscal 2006 Series I6 (LOC: Bank of New York Mellon)		0.03%		01/02/14	9,685,000	9,685,000

GO Bonds Fiscal 2008 Series D4 (LIQ: Credit Agricole Corporate and Investment Bank)		0.09%		01/07/14	5,450,000	5,450,000

GO Bonds Fiscal 2008 Series E (LIQ: State Street Bank & Trust Company, NA)	a	0.06%		01/07/14	18,695,000	18,695,000

GO Bonds Fiscal 2008 Series L1 (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		01/07/14	6,660,000	6,660,000

GO Bonds Fiscal 2009 Series B1 (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		01/07/14	3,500,000	3,500,000

GO Bonds Fiscal 2009 Series I1 (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		01/07/14	14,740,000	14,740,000

GO Bonds Fiscal 2009 Series J1 (LIQ: Citibank, NA)	a	0.06%		01/07/14	23,225,000	23,225,000

GO Bonds Fiscal 2012 Series D1 (LIQ: Morgan Stanley Bank NA)	a	0.08%		01/07/14	2,500,000	2,500,000

GO Bonds Fiscal 2012 Series G3 (LOC: Citibank, NA)		0.05%		01/07/14	29,600,000	29,600,000

GO Bonds Fiscal 2013 Series A1 (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		01/07/14	3,750,000	3,750,000

GO Bonds Fiscal 2013 Series A5 (LOC: Sumitomo Mitsui Banking Corp)		0.05%		01/07/14	6,245,000	6,245,000

GO Bonds Fiscal 2013 Series D&E (LIQ: Citibank, NA)	a	0.06%		01/07/14	13,500,000	13,500,000

GO Bonds Fiscal 2013 Series F1 (LIQ: Credit Suisse AG)	a	0.06%		01/07/14	7,300,000	7,300,000

GO Bonds Fiscal 2014 Series A1 (LIQ: Citibank, NA)	a	0.06%		01/07/14	8,000,000	8,000,000

New York City Health & Hospitals Corp
Health System Bonds Series 2008C (LOC: TD Bank NA)		0.04%		01/07/14	21,070,000	21,070,000

New York City Housing Development Corp
M/F Housing RB Series 2009C1 (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		01/07/14	8,000,000	8,000,000

M/F Housing RB Series 2013E2 (LIQ: JPMorgan Chase Bank, NA)		0.05%		01/07/14	10,000,000	10,000,000

M/F Housing RB Series 2013E3 (LIQ: Wells Fargo Bank, NA)		0.05%		01/07/14	10,000,000	10,000,000

M/F Mortgage RB (461 Dean St) Series 2012A (LOC: Bank of New York Mellon)		0.04%		01/07/14	7,000,000	7,000,000

M/F Mortgage RB (50th Ave) Series 2013B (LOC: Wells Fargo Bank, NA)		0.04%		01/07/14	15,000,000	15,000,000

M/F Mortgage RB (Elliott Chelsea) Series 2010A (LOC: Freddie Mac)		0.04%		01/07/14	2,800,000	2,800,000

M/F Mortgage RB (Sons of Italy Apts) Series 2008A (LOC: Mizuho Bank Ltd)		0.05%		01/07/14	6,070,000	6,070,000

M/F Rental Housing RB (1133 Manhattan Ave) Series 2012A (LOC: Freddie Mac)		0.05%		01/07/14	12,670,000	12,670,000

22 See financial notes

 Schwab New York AMT Tax-Free Money Fund

Portfolio Holdings continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
M/F Rental Housing RB (90 Washington St) Series 2005A (LOC: Fannie Mae)		0.04%		01/07/14	23,000,000	23,000,000

M/F Rental Housing RB (Royal Charter-East) Series 2005A (LOC: Fannie Mae)		0.03%		01/07/14	3,800,000	3,800,000

New York City IDA
Civic Facility RB (Covenant of the Sacred Heart School of New York) Series 2002 (LOC: Federal Home Loan Bank)		0.08%		01/07/14	8,315,000	8,315,000

New York City Municipal Water Finance Auth
Water & Sewer System RB Fiscal 2005 Series D (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		01/07/14	2,905,000	2,905,000

Water & Sewer System RB Fiscal 2006 Series A (LIQ: US Bank, NA)	a	0.06%		01/07/14	9,865,000	9,865,000

Water & Sewer System RB Fiscal 2006 Series AA1B (LIQ: Cal St Teachers Retirement Sys)		0.03%		01/02/14	2,620,000	2,620,000

Water & Sewer System RB Fiscal 2007 Series A (LIQ: Bank of America, NA)	a	0.06%		01/07/14	11,500,000	11,500,000

Water & Sewer System RB Fiscal 2008 Series A (LIQ: Branch Banking & Trust Co)	a	0.06%		01/07/14	15,420,000	15,420,000

Water & Sewer System RB Fiscal 2009 Series DD (LIQ: Citibank, NA)	a	0.09%		01/07/14	8,125,000	8,125,000

Water & Sewer System RB Fiscal 2009 Series GG2 (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		01/07/14	7,295,000	7,295,000

Water & Sewer System RB Fiscal 2011 Series EE (LIQ: Deutsche Bank AG)	a	0.07%		01/07/14	9,000,000	9,000,000

Water & Sewer System RB Fiscal 2011 Series HH (LIQ: Deutsche Bank AG)	a	0.07%		01/07/14	14,700,000	14,700,000

Water & Sewer System RB Fiscal 2012 Series BB (LIQ: Royal Bank of Canada)	a	0.06%		01/07/14	10,515,000	10,515,000

Water & Sewer System RB Fiscal 2013 Series CC (LIQ: Barclays Bank Plc)	a	0.07%		01/07/14	8,500,000	8,500,000

Water & Sewer System Second General Resolution RB Fiscal 2011 Series EE (LIQ: Morgan Stanley Bank NA)	a	0.08%		01/07/14	6,175,000	6,175,000

Water & Sewer System Second General Resolution RB Fiscal 2012 Series BB (LIQ: Barclays Bank Plc)	a	0.07%		01/07/14	2,000,000	2,000,000

New York City Transitional Finance Auth
Building Aid RB Fiscal 2007 Series S1 (LIQ: Citibank, NA)	a	0.08%		01/07/14	8,850,000	8,850,000

Building Aid RB Fiscal 2008 Series S1 (LIQ: Citibank, NA)	a	0.09%		01/07/14	6,000,000	6,000,000

Building Aid RB Fiscal 2009 Series S3 (LIQ: Deutsche Bank AG)	a	0.07%		01/07/14	18,055,000	18,055,000

Future Tax Secured Sub Bonds Fiscal 2007 Series B (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		01/07/14	3,495,000	3,495,000

Future Tax Secured Sub Bonds Fiscal 2007 Series C1 (LIQ: Credit Suisse AG)	a	0.06%		01/07/14	6,000,000	6,000,000

Future Tax Secured Sub Bonds Fiscal 2010 Series A1 (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		01/07/14	11,000,000	11,000,000

Future Tax Secured Sub Bonds Fiscal 2011 Series D1 (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		01/07/14	3,750,000	3,750,000

Future Tax Secured Sub Bonds Fiscal 2012 Series E1 (LIQ: Royal Bank of Canada)	a	0.06%		01/07/14	4,835,000	4,835,000

Future Tax Secured Sub Bonds Fiscal 2012 Series F1 (LIQ: Morgan Stanley Bank NA)	a	0.08%		01/07/14	10,900,000	10,900,000

Future Tax Secured Sub Bonds Fiscal 2012 Series F1 (LIQ: US Bank, NA)	a	0.06%		01/07/14	20,165,000	20,165,000

Future Tax Secured Sub Bonds Fiscal 2013 Series C4 (LIQ: JPMorgan Chase Bank, NA)		0.02%		01/02/14	2,210,000	2,210,000

See financial notes 23

 Schwab New York AMT Tax-Free Money Fund

Portfolio Holdings continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Future Tax Secured Sub Bonds Fiscal 2013 Series F1 (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		01/07/14	3,240,000	3,240,000

New York City Trust for Cultural Resources
Refunding RB (American Museum of Natural History) Series 2004A (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		01/07/14	3,745,000	3,745,000

Refunding RB (American Museum of Natural History) Series 2008B2 (LIQ: Wells Fargo Bank, NA)		0.04%		01/07/14	9,400,000	9,400,000

New York Convention Center Development Corp
RB (Hotel Unit Fee Secured) Series 2005 (GTY: Berkshire Hathaway Assurance Corp /LIQ: Credit Suisse AG)	a	0.06%		01/07/14	20,900,000	20,900,000

New York Liberty Development Corp
Liberty RB (1 World Trade Center) Series 2011 (LIQ: Deutsche Bank AG)	a	0.07%		01/07/14	17,185,000	17,185,000

Liberty RB (1 World Trade Center) Series 2011 (LIQ: JPMorgan Chase Bank, NA)	a	0.08%		01/07/14	6,015,000	6,015,000

RB (Goldman Sachs HQ) Series 2005 (GTY/LIQ: Wells Fargo & Co)	a	0.05%		01/07/14	1,000,000	1,000,000

New York State
GO Bonds Series 2013A (LIQ: Credit Suisse AG)	a	0.06%		01/07/14	1,700,000	1,700,000

New York State Dormitory Auth
Insured RB (St. John’s Univ) Series 2007C (GTY/LIQ: State Street Bank & Trust Company, NA)	a	0.06%		01/07/14	26,020,000	26,020,000

RB (Columbia Univ) Series 2008A (LIQ: Branch Banking & Trust Co)	a	0.06%		01/07/14	6,000,000	6,000,000

RB (Catholic Health) Series 2006B (LOC: HSBC Bank USA)		0.06%		01/07/14	8,265,000	8,265,000

RB (Columbia Univ) Series 2006A (LIQ: Citibank, NA)	a	0.07%		01/07/14	8,535,000	8,535,000

RB (Cornell Univ) Series 2006A (LIQ: Bank of America, NA)	a	0.09%		01/07/14	9,865,000	9,865,000

RB (Culinary Institute of America) Series 2004C (LOC: TD Bank NA)		0.05%		01/07/14	12,800,000	12,800,000

RB (Culinary Institute of America) Series 2004D (LOC: TD Bank NA)		0.05%		01/07/14	5,800,000	5,800,000

RB (Culinary Institute of America) Series 2006 (LOC: TD Bank NA)		0.05%		01/07/14	3,325,000	3,325,000

RB (NYU) Series 2007A (LIQ: Deutsche Bank AG)	a	0.08%		01/07/14	5,600,000	5,600,000

RB (NYU) Series 2009A (LIQ: Citibank, NA)	a	0.07%		01/07/14	9,900,000	9,900,000

RB (NYU) Series 2009A (LIQ: Wells Fargo & Co)	a	0.08%		01/07/14	25,120,000	25,120,000

RB (Univ of Rochester) Series 2003C (LOC: JPMorgan Chase Bank, NA)		0.05%		01/07/14	10,300,000	10,300,000

State Personal Income Tax RB Series 2005F (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		01/07/14	5,130,000	5,130,000

State Personal Income Tax RB Series 2006C (LIQ: Citibank, NA)	a	0.07%		01/07/14	18,000,000	18,000,000

State Personal Income Tax RB Series 2007A (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		01/07/14	3,000,000	3,000,000

State Personal Income Tax RB Series 2010F (LIQ: Bank of America, NA)	a	0.09%		01/07/14	5,000,000	5,000,000

State Personal Income Tax RB Series 2011A (LIQ: Morgan Stanley Bank NA)	a	0.08%		01/07/14	5,935,000	5,935,000

State Personal Income Tax RB Series 2013A (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		01/07/14	2,000,000	2,000,000

New York State Energy Research & Development Auth
Facilities RB (Consolidated Edison) Series 2005A1 (LOC: Mizuho Bank Ltd)		0.04%		01/07/14	23,900,000	23,900,000

Facilities RB (Consolidated Edison) Series 2005A3 (LOC: Mizuho Bank Ltd)		0.04%		01/07/14	9,100,000	9,100,000

24 See financial notes

 Schwab New York AMT Tax-Free Money Fund

Portfolio Holdings continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
New York State Environmental Facilities Corp
Clean Water & Drinking Water Revolving Funds RB Series 2010C (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		01/07/14	6,600,000	6,600,000

Clean Water & Drinking Water Revolving Funds Sub RB Series 2013A (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		01/07/14	2,500,000	2,500,000

New York State HFA
Housing RB (10 Liberty St) Series 2003A (LOC: Freddie Mac)		0.03%		01/07/14	5,100,000	5,100,000

Housing RB (100 Maiden Lane) Series 2004A (LOC: Fannie Mae)		0.06%		01/07/14	66,175,000	66,175,000

Housing RB (388 Bridge St) Series 2012A (LOC: Manufacturers & Traders Trust Co)		0.05%		01/07/14	41,000,000	41,000,000

Housing RB (Clinton Park) Series 2010A (LOC: Freddie Mac)		0.04%		01/07/14	10,000,000	10,000,000

Housing RB (College Arms Apts) Series 2008A (LOC: Freddie Mac)		0.04%		01/07/14	7,590,000	7,590,000

Housing RB (North End Ave) Series 2004A (LOC: Fannie Mae)		0.04%		01/07/14	2,300,000	2,300,000

Housing RB (Related-42nd & 10th) Series 2008A (LOC: Freddie Mac)		0.04%		01/07/14	11,800,000	11,800,000

Housing RB (Related-42nd & 10th) Series 2010A (LOC: Freddie Mac)		0.04%		01/07/14	10,000,000	10,000,000

Housing RB (Shore Hill) Series 2008A (LOC: Freddie Mac)		0.04%		01/07/14	19,500,000	19,500,000

New York State Thruway Auth
State Personal Income Tax RB Series 2012A (LIQ: Deutsche Bank AG)	a	0.07%		01/07/14	9,000,000	9,000,000

New York State Urban Development Corp
Service Contract Refunding RB Series 2008B (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		01/07/14	7,310,000	7,310,000

State Personal Income Tax RB Series 2004A3A (LIQ: JPMorgan Chase Bank, NA)		0.05%		01/07/14	1,840,000	1,840,000

State Personal Income Tax RB Series 2007B (LIQ: Barclays Bank Plc)	a	0.07%		01/07/14	6,500,000	6,500,000

State Personal Income Tax RB Series 2009A1 (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		01/07/14	4,995,000	4,995,000

State Personal Income Tax RB Series 2009B1 (LIQ: Deutsche Bank AG)	a	0.08%		01/07/14	5,000,000	5,000,000

State Personal Income Tax RB Series 2013A1 (LIQ: JP Morgan Chase & Co)	a	0.10%		01/07/14	10,685,000	10,685,000

State Personal Income Tax RB Series 2013A1 (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		01/07/14	4,700,000	4,700,000

State Personal Income Tax RB Series 2013E (LIQ: JP Morgan Chase & Co)	a	0.06%		01/02/14	8,500,000	8,500,000

Port Auth of New York & New Jersey
Consolidated Bonds 140th Series (GTY/LIQ: US Bank, NA)	a	0.06%		01/07/14	5,215,000	5,215,000

Consolidated Bonds 144th Series (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		01/07/14	750,000	750,000

Consolidated Bonds 148th Series (LIQ: Citibank, NA)	a	0.07%		01/07/14	5,540,000	5,540,000

Consolidated Bonds 148th Series (LIQ: Morgan Stanley Bank NA)	a	0.08%		01/07/14	13,000,000	13,000,000

Consolidated Bonds 179th Series (LIQ: Citibank, NA)	a	0.07%		01/07/14	2,580,000	2,580,000

Rockland Cnty IDA
RB (Assisted Living At Northern Riverview) Series 1999 (LOC: Manufacturers & Traders Trust Co)		0.16%		01/07/14	8,065,000	8,065,000

Sales Tax Asset Receivable Corp
RB Fiscal 2005 Series A (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		01/07/14	2,415,000	2,415,000

Schenectady IDA
RB (Sunnyview Hospital & Rehabilitation Center) Series 2003A (LOC: Manufacturers & Traders Trust Co)		0.11%		01/07/14	6,250,000	6,250,000

See financial notes 25

 Schwab New York AMT Tax-Free Money Fund

Portfolio Holdings continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
RB (Sunnyview Hospital & Rehabilitation Center) Series 2003B (LOC: Manufacturers & Traders Trust Co)		0.11%		01/07/14	3,825,000	3,825,000

Suffolk County IDA
Civic Facility RB (Guide Dog Foundation for the Blind) Series 2001 (LOC: JPMorgan Chase Bank, NA)		0.06%		01/07/14	4,130,000	4,130,000

Syracuse IDA
Civic Facility Refunding RB (Crouse Health) Series 2003A (LOC: HSBC Bank USA)		0.06%		01/07/14	8,145,000	8,145,000

Triborough Bridge & Tunnel Auth
General RB Series 2003B2 (LOC: Cal St Teachers Retirement Sys)		0.04%		01/07/14	3,225,000	3,225,000

General RB Series 2008C (LIQ: Bank of America, NA)	a	0.11%		01/07/14	3,000,000	3,000,000

General RB Series 2009A2 (LIQ: Credit Suisse AG)	a	0.06%		01/07/14	6,500,000	6,500,000

General Refunding RB Series 2012B (LIQ: Deutsche Bank AG)	a	0.07%		01/07/14	9,750,000	9,750,000

Utility Debt Securitization Auth
Restructuring Bonds Series 2013TE (LIQ: State Street Bank & Trust Company, NA)	a	0.06%		01/07/14	21,665,000	21,665,000

Restructuring Bonds Series 2013TE-17 (LIQ: Royal Bank of Canada)	a	0.06%		01/07/14	6,650,000	6,650,000

Total Variable-Rate Securities
(Cost $1,365,110,000)						1,365,110,000

End of Investments.

At 12/31/13, the tax basis cost of the fund’s investments was $1,996,570,226.

a	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $815,285,000 or 41.6% of net assets.

BAN —	Bond anticipation note
CCD —	Community college district
COP —	Certificate of participation
CP —	Commercial paper
CSD —	Central school district
GO —	General obligation
GTY —	Guaranty agreement
HFA —	Housing finance agency/authority
HRA —	Housing & redevelopment authority
HSD —	High school district
IDA —	Industrial development agency/authority
IDB —	Industrial development board
IDC —	Industrial development corporation
IDRB —	Industrial development revenue bond
IRB —	Industrial revenue bond
ISD —	Independent school district
LIQ —	Liquidity agreement
LOC —	Letter of credit
M/F —	Multi-family
RAN —	Revenue anticipation note
RB —	Revenue bond
SD —	School district
S/F —	Single-family
TAN —	Tax anticipation note
TRAN —	Tax and revenue anticipation note
UFSD —	Union free school district
UHSD —	Union high school district
USD —	Unified school district

At December 31, 2013, all of the fund’s investment securities were classified as Level 2. The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended December 31, 2013. The breakdown of the fund’s investments into major categories is disclosed on the portfolio holdings. (See financial note 2(a) for additional information)

26 See financial notes

 Schwab New York AMT Tax-Free Money Fund

Statement of
Assets and Liabilities
As of December 31, 2013

Assets

Investments, at cost and value (Note 2a)		$1,996,570,226
Cash		55,286
Receivables:
Interest		2,825,623
Fund shares sold		2,836
Prepaid expenses	+	15,908

Total assets		1,999,469,879

Liabilities

Payables:
Investments bought		40,574,856
Investment adviser and administrator fees		13,663
Fund shares redeemed		143,483
Distributions to shareholders		2,624
Accrued expenses	+	46,421

Total liabilities		40,781,047

Net Assets

Total assets		1,999,469,879
Total liabilities	−	40,781,047

Net assets		$1,958,688,832

Net Assets by Source
Capital received from investors		1,958,688,832

Net Asset Value (NAV) by Shares Class

			Shares
Share Class	Net Assets	÷	Outstanding	=	NAV
Sweep Shares	$1,692,088,799		1,690,633,533		$1.00
Value Advantage Shares	$266,600,033		266,361,384		$1.00

See financial notes 27

 Schwab New York AMT Tax-Free Money Fund

Statement of
Operations
For the period January 1, 2013 through December 31, 2013

Investment Income

Interest		$2,915,017

Expenses

Investment adviser and administrator fees		6,628,297
Shareholder service fees:
Sweep Shares		5,891,759
Value Advantage Shares		647,313
Portfolio accounting fees		139,527
Custodian fees		49,179
Registration fees		45,899
Professional fees		41,033
Transfer agent fees		40,516
Independent trustees’ fees		32,191
Shareholder reports		22,897
Interest expense		1,051
Other expenses	+	43,367

Total expenses		13,583,029
Expense reduction by CSIM and its affiliates	−	10,865,534
Custody credits	−	70

Net expenses	−	2,717,425

Net investment income		197,592

Realized Gains (Losses)

Net realized gains on investments		325,753

Increase in net assets resulting from operations		$523,345

28 See financial notes

 Schwab New York AMT Tax-Free Money Fund

Statement of
Changes in Net Assets
For the current and prior report periods

Operations

1/1/13-12/31/13			1/1/12-12/31/12
Net investment income		$197,592	$201,673
Net realized gains	+	325,753	295,450

Increase in net assets from operations		523,345	497,123

Distributions to Shareholders

Distributions from net investment income
Sweep Shares		(168,194)	(164,338)
Value Advantage Shares	+	(29,398)	(37,335)

Total distributions from net investment income		(197,592)	(201,673)

Distributions from net realized gains
Sweep Shares		(120,667)	(143,350)
Value Advantage Shares	+	(19,022)	(25,463)

Total distributions from net realized gains		(139,689)	(168,813)

Total distributions		(337,281)	(370,486)

Transactions in Fund Shares*

Shares Sold
Sweep Shares		4,583,467,809	4,926,798,360
Value Advantage Shares	+	50,537,344	51,445,111

Total shares sold		4,634,005,153	4,978,243,471

Shares Reinvested
Sweep Shares		283,683	303,485
Value Advantage Shares	+	44,432	56,000

Total shares reinvested		328,115	359,485

Shares Redeemed
Sweep Shares		(4,685,158,654)	(4,757,774,496)
Value Advantage Shares	+	(102,866,259)	(131,360,532)

Total shares redeemed		(4,788,024,913)	(4,889,135,028)

Net transactions in fund shares		(153,691,645)	89,467,928

Net Assets

Beginning of period		2,112,194,413	2,022,599,848
Total increase or decrease	+	(153,505,581)	89,594,565

End of period		$1,958,688,832	$2,112,194,413

*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.

See financial notes 29

Schwab New Jersey AMT Tax-Free Money Fund™

Financial Statements

Financial Highlights

	1/1/13–		1/1/12–		1/1/11–		1/1/10–		1/1/09–
	12/31/13		12/31/12		12/31/11		12/31/10		12/31/09

Per-Share Data ($)

Net asset value at beginning of period	1.00		1.00		1.00		1.00		1.00

Income (loss) from investment operations:
Net investment income (loss)	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]
Net realized and unrealized gains (losses)	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]

Total from investment operations	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]
Less distributions:
Distributions from net investment income	(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]
Distributions from net realized gains	(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]

Total distributions	(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]

Net asset value at end of period	1.00		1.00		1.00		1.00		1.00

Total return (%)	0.01		0.01		0.02		0.02		0.09

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.15	[2]	0.21	[2]	0.26	[2]	0.33	[2]	0.56	[2,3]
Gross operating expenses	0.74		0.74		0.74		0.73		0.76
Net investment income (loss)	0.01		0.01		0.01		0.01		0.08
Net assets, end of period ($ x 1,000,000)	622		635		596		635		721

1 Per-share amount was less than $0.01.
2 Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation. (See financial note 5)
3 The ratio of net operating expenses would have been 0.53% if certain non-routine expenses (participation fees for the Treasury’s Temporary Guarantee Program for Money Market Funds) had not been incurred.

30 See financial notes

 Schwab New Jersey AMT Tax-Free Money Fund

Portfolio Holdings as of December 31, 2013

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also files a complete schedule of portfolio holdings with the SEC monthly on Form N-MFP which is available 60 days after the end of the month to which the information pertains. A monthly schedule of portfolio holdings is also available by visiting the fund’s website at www.schwabfunds.com/prospectus along with a link to the fund’s Form N-MFP filings on the SEC’s website.

For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the effective maturity and maturity date are the same, the date will appear in the maturity date column.

		Cost	Value
Holdings by Category		($)	($)

31.3%	Fixed-Rate Securities	194,499,187	194,499,187
67.1%	Variable-Rate Securities	417,065,000	417,065,000

98.4%	Total Investments	611,564,187	611,564,187
1.6%	Other Assets and Liabilities, Net		10,216,841

100.0%	Net Assets		621,781,028

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Fixed-Rate Securities 31.3% of net assets

New Jersey 26.9%
Brick Township
Special Emergency Notes Series 2013D		2.00%		12/19/14	1,000,000	1,015,366

Burlington Cnty
Cnty Guaranteed Pooled Loan RB (Governmental Loan Program) Series 2014A	b	1.25%		12/01/14	1,315,000	1,326,020

Burlington Cnty Bridge Commission
Lease Revenue Notes Series 2013		1.25%		11/19/14	6,000,000	6,053,302

Clifton
BAN		1.25%		10/16/14	6,100,000	6,144,596

East Brunswick
BAN		1.50%		01/03/14	4,150,000	4,150,207

BAN		2.00%		07/31/14	2,000,000	2,019,944

Elizabeth
Sewer Utility BAN Series 2013		1.00%		04/11/14	6,000,000	6,010,146

Hamilton Township
BAN Series 2013A&B		0.75%		06/12/14	6,280,000	6,293,332

Hudson Cnty
BAN		2.00%		12/05/14	5,330,000	5,412,653

Cnty College Refunding Bonds Series 2013		3.00%		07/15/14	1,170,000	1,186,571

Hudson Cnty Improvement Auth
Cnty Guaranteed Pooled Notes Series 2013Q1		2.00%		07/25/14	2,500,000	2,519,881

Cnty Guaranteed Pooled Notes Series 2013S1		1.00%		12/10/14	4,000,000	4,022,441

Jefferson Township
BAN		1.25%		06/26/14	4,000,000	4,019,615

Lawrence Township
BAN		1.25%		07/25/14	3,000,000	3,014,928

Middlesex Cnty Improvement Auth
Cnty Guaranteed Capital Equipment RB Series 2013		2.00%		10/15/14	810,000	820,951

Lease Refunding RB Series 2010		2.00%		07/01/14	430,000	433,588

See financial notes 31

 Schwab New Jersey AMT Tax-Free Money Fund

Portfolio Holdings continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
New Jersey
COP Series 2004A		5.00%		06/15/14	5,400,000	5,514,192

COP Series 2008A		5.00%		06/15/14	1,955,000	1,996,976

GO Refunding Bonds Series H		5.25%		07/01/14	975,000	998,900

GO Refunding Bonds Series M		5.50%		07/15/14	275,000	282,657

GO Refunding Bonds Series N		5.50%		07/15/14	500,000	514,073

GO Refunding Bonds Series O		5.00%		08/01/14	700,000	719,145

GO Refunding Bonds Series Q		5.00%		08/15/14	250,000	257,210

New Jersey Building Auth
State Building Refunding RB Series 2007B (ESCROW)		5.00%		06/15/14	100,000	102,004

State Building Refunding RB Series 2009B		5.00%		12/15/14	340,000	355,262

State Building Refunding RB Series 2011A (ESCROW)		5.00%		06/15/14	2,400,000	2,450,951

New Jersey Economic Development Auth
Cigarette Tax RB Series 2004 (ESCROW)		5.75%		06/15/14	5,065,000	5,191,165

School Facilities Construction Bonds Series 2005P		5.00%		09/01/14	125,000	128,817

School Facilities Construction Refunding Bonds Series 2005N1		5.25%		09/01/14	3,095,000	3,197,770

Transportation Sublease Refunding RB Series 2008A		5.00%		05/01/14	300,000	304,589

New Jersey Educational Facilities Auth
Refunding RB (New Jersey Institute of Technology) Series 2004B (ESCROW)		5.00%		01/01/14	2,410,000	2,410,000

New Jersey Transportation Trust Fund Auth
Transportation System Bonds Series 2004B		5.25%		12/15/14	500,000	523,700

Transportation System Bonds Series 2005A		5.25%		12/15/14	125,000	130,762

Transportation System Bonds Series 2005B		5.25%		12/15/14	200,000	209,320

Transportation System Bonds Series 2006C (GTY/LIQ: Wells Fargo & Co)	a,c	0.20%		05/15/14	14,775,000	14,775,000

Transportation System Bonds Series 2011A		3.00%		06/15/14	250,000	252,926

Transportation System Bonds Series 2011B		4.00%		06/15/14	3,425,000	3,483,636

Transportation System Bonds Series 2011B		5.00%		06/15/14	2,500,000	2,554,083

Transportation System Bonds Series 2013A		3.00%		12/15/14	1,025,000	1,051,927

Port Auth of New York & New Jersey
Consolidated Bonds 154th Series		5.00%		09/01/14	230,000	237,147

CP Series B		0.10%		01/15/14	6,250,000	6,250,000

CP Series B		0.12%		02/04/14	10,020,000	10,020,000

CP Series B		0.12%		02/05/14	10,015,000	10,015,000

CP Series B		0.11%		03/12/14	13,680,000	13,680,000

CP Series B		0.10%		03/25/14	13,000,000	13,000,000

Rutgers State Univ
GO Bonds Series 2010I		4.00%		05/01/14	100,000	101,183

Teaneck
BAN		0.75%		04/25/14	11,778,024	11,795,240

						166,947,176

Alaska 0.0%
Alaska Housing Finance Corp
Mortgage RB Series 2011B1		1.20%		06/01/14	230,000	230,826

Colorado 0.4%
Plaza Metropolitan District No. 1
Public Improvement Fee/Tax Increment RB Series 2003 (ESCROW)		8.00%		06/01/14	2,500,000	2,602,155

32 See financial notes

 Schwab New Jersey AMT Tax-Free Money Fund

Portfolio Holdings continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

District of Columbia 0.0%
District of Columbia
Income Tax Secured RB Series 2009D		5.00%		12/01/14	100,000	104,293

Florida 0.3%
Florida State Board of Education
Public Education Capital Outlay Refunding Bonds Series 2005A		5.00%		06/01/14	400,000	407,741

Public Education Capital Outlay Refunding Bonds Series 2011A		5.00%		06/01/14	700,000	713,465

JEA
Electric System RB Series Three 2010A		3.00%		10/01/14	500,000	510,196

						1,631,402

Hawaii 0.0%
Honolulu
GO Bonds Series 2005F		4.25%		07/01/14	125,000	127,445

Illinois 0.7%
Chicago
Second Lien Wastewater Transmission RB Series 2012		3.00%		01/01/14	125,000	125,000

Second Lien Wastewater Transmission Refunding RB Series 2004B		5.25%		01/01/14	390,000	390,000

Illinois
Sales Tax RB Series March 2004 (ESCROW)		5.00%		06/15/14	2,000,000	2,042,872

Sales Tax RB Series May 2002		5.50%		06/15/14	260,000	266,057

Illinois Regional Transportation Auth
GO Refunding Bonds Series 1999		5.75%		06/01/14	1,385,000	1,415,945

GO Refunding Bonds Series 2001B		5.50%		06/01/14	185,000	188,859

						4,428,733

Indiana 0.0%
Indiana Health Facility Financing Auth
RB (Ascension Health) Series 2001A1		1.50%		08/01/14	125,000	125,883

Kentucky 0.2%
Louisville & Jefferson Cnty Metro Sewer District
Sewer & Drainage System Sub BAN Series 2013		2.00%		11/26/14	1,000,000	1,014,543

Louisiana 0.2%
Louisiana Public Facilities Auth
Mortgage RB (Baton Rouge General Medical Center) Series 2004 (ESCROW)		5.25%		07/01/14	990,000	1,014,206

Maryland 0.2%
Maryland Health & Higher Educational Facilities Auth
RB (John Hopkins Univ) Series 2004A (ESCROW)		5.00%		07/01/14	1,000,000	1,022,745

Michigan 0.2%
Michigan State Hospital Finance Auth
Refunding & Project RB (Ascension Health) Series 2010F3		2.63%		06/30/14	1,345,000	1,360,684

North Carolina 0.3%
Dare Cnty
COP Series 2004 (ESCROW)		5.25%		06/01/14	1,620,000	1,653,434

See financial notes 33

 Schwab New Jersey AMT Tax-Free Money Fund

Portfolio Holdings continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

South Carolina 0.2%
South Carolina Public Service Auth
Revenue Obligations Series 2007A		5.00%		01/01/14	125,000	125,000

Revenue Obligations Series 2009B		4.00%		01/01/14	250,000	250,000

Revenue Obligations Series 2009E		4.00%		01/01/14	550,000	550,000

Revenue Obligations Series 2009E		5.00%		01/01/14	375,000	375,000

						1,300,000

Texas 1.4%
Alief ISD
Unlimited Tax GO Refunding Bonds Series 2005 (GTY: TX Permanent School Fund)		5.00%		02/15/14	525,000	528,048

Channelview ISD
Unlimited Tax GO Refunding RB Series 2012 (GTY: TX Permanent School Fund)		3.00%		08/15/14	295,000	299,854

Cypress-Fairbanks ISD
Unlimited Tax GO Refunding Bonds Series 2012A (GTY: TX Permanent School Fund)		3.00%		02/15/14	250,000	250,826

Unlimited Tax Refunding Bonds Series 1993A (GTY: TX Permanent School Fund)		0.27%		02/15/14	165,000	164,944

Unlimited Tax Refunding Bonds Series 1993A (GTY: TX Permanent School Fund)		0.40%		02/15/14	100,000	99,950

Dallas
Waterworks & Sewer System Refunding RB Series 2007		5.00%		10/01/14	200,000	207,023

Dallas ISD
Unlimited Tax GO Bonds Series 2006 (GTY: TX Permanent School Fund)		4.00%		08/15/14	500,000	511,647

Unlimited Tax GO Bonds Series 2014 (GTY: TX Permanent School Fund)		5.00%		02/15/14	450,000	452,605

Denton ISD
Unlimited Tax GO Refunding Bonds Series 2002 (GTY: TX Permanent School Fund)		0.31%		08/15/14	170,000	169,674

El Paso ISD
Unlimited Tax GO Refunding Bonds Series 2004A (GTY: TX Permanent School Fund)		5.25%		08/15/14	200,000	206,101

Elgin ISD
Unlimited Tax GO Bonds Series 2007 (GTY: TX Permanent School Fund)		4.25%		08/01/14	110,000	112,496

Evadale ISD
GO Refunding Bonds Series 2011 (GTY: TX Permanent School Fund)		2.00%		02/15/14	300,000	300,611

Garland ISD
Unlimited Tax Refunding Bonds Series 2011A (GTY: TX Permanent School Fund)		0.30%		02/15/14	150,000	149,945

Goose Creek Consolidated ISD
Unlimited Tax GO Bonds Series 2013 (GTY: TX Permanent School Fund)		2.00%		02/15/14	695,000	696,404

Unlimited Tax Refunding Bonds Series 2008 (GTY: TX Permanent School Fund)		5.00%		02/15/14	100,000	100,576

Harris Cnty
Toll Road Sr Lien Refunding RB Series 2004B1		5.00%		08/15/14	250,000	257,309

Houston ISD
Limited Tax GO Refunding Bonds Series 1992 (GTY: TX Permanent School Fund)		6.30%		08/15/14	150,000	155,558

Limited Tax Refunding Bonds Series 2005A (GTY: TX Permanent School Fund)		0.27%		02/15/14	400,000	399,863

34 See financial notes

 Schwab New Jersey AMT Tax-Free Money Fund

Portfolio Holdings continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Limited Tax Refunding Bonds Series 2005A (GTY: TX Permanent School Fund)		0.34%		02/15/14	125,000	124,946

Jacksonville ISD
Unlimited Tax GO Bonds Series 2011 (GTY: TX Permanent School Fund)		0.24%		02/15/14	465,000	464,863

Katy ISD
Unlimited Tax Refunding Bonds Series 2008A (GTY: TX Permanent School Fund)		3.75%		02/15/14	300,000	301,266

Little Cypress-Mauriceville Consolidated ISD
Unlimited Tax GO Bonds Series 2013 (GTY: TX Permanent School Fund)		2.25%		08/01/14	155,000	156,755

Mesquite ISD
Unlimited Tax GO Bonds Series 2010A (GTY: TX Permanent School Fund)		2.50%		08/15/14	100,000	101,375

Unlimited Tax Refunding Bonds Series 2005 (GTY: TX Permanent School Fund)		5.00%		08/15/14	100,000	102,910

New Braunfels ISD
Unlimited Tax Refunding Bonds Series 2010 (GTY: TX Permanent School Fund)		3.00%		02/01/14	400,000	400,901

Sabine ISD
Unlimited Tax GO Bonds Series 2013 (GTY: TX Permanent School Fund)		4.00%		02/15/14	530,000	532,361

San Antonio
Water System Refunding RB Series 2005		5.00%		05/15/14	100,000	101,675

Water System Refunding RB Series 2012A		3.00%		05/15/14	850,000	858,496

San Antonio ISD
Unlimited Tax Refunding Bonds Series 2011 (GTY: TX Permanent School Fund)		5.00%		08/15/14	100,000	102,891

Sharyland ISD
Unlimited Tax GO Bonds Series 2006 (GTY: TX Permanent School Fund)		4.50%		02/15/14	500,000	502,598

Texas
TRAN 2013		2.00%		08/28/14	100,000	101,142

						8,915,613

Washington 0.3%
Washington
GO Bonds Series 2009A		5.00%		07/01/14	130,000	133,033

Motor Vehicle Fuel Tax GO Bonds Series 2003C		0.28%		06/01/14	200,000	199,767

Motor Vehicle Fuel Tax GO Bonds Series 2004C		0.54%		06/01/14	200,000	199,546

Motor Vehicle Fuel Tax GO Bonds Series 2006B		5.00%		07/01/14	400,000	409,329

Motor Vehicle Fuel Tax GO Bonds Series 2009B		5.00%		07/01/14	175,000	179,086

Motor Vehicle Fuel Tax GO Bonds Series 2012B1		4.00%		08/01/14	580,000	592,553

Motor Vehicle Fuel Tax GO Bonds Series 2012B2		4.00%		08/01/14	100,000	102,137

Motor Vehicle Fuel Tax GO Refunding Bonds Series R2013B		5.00%		07/01/14	200,000	204,598

						2,020,049

Total Fixed-Rate Securities
(Cost $194,499,187)						194,499,187

See financial notes 35

 Schwab New Jersey AMT Tax-Free Money Fund

Portfolio Holdings continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Variable-Rate Securities 67.1% of net assets

New Jersey 62.0%
Camden Cnty Improvement Auth
Health Care Redevelopment RB (Cooper Health) Series 2004B (LOC: TD Bank NA)		0.03%		01/07/14	3,415,000	3,415,000

Delaware River Port Auth
Refunding RB Series 2010A (LOC: Royal Bank of Canada)		0.04%		01/07/14	4,000,000	4,000,000

Refunding RB Series 2010B (LOC: Barclays Bank Plc)		0.04%		01/07/14	4,000,000	4,000,000

Refunding RB Series 2010C (LOC: Bank of New York Mellon)		0.05%		01/07/14	4,000,000	4,000,000

Essex Cnty Improvement Auth
RB (Jewish Community Center of MetroWest) Series 2005 (LOC: Wells Fargo Bank, NA)		0.04%		01/07/14	7,265,000	7,265,000

Garden State Preservation Trust
Open Space & Farmland Preservation Bonds Series 2003B (LIQ: Deutsche Bank AG)	a	0.12%		01/07/14	6,905,000	6,905,000

Open Space & Farmland Preservation Bonds Series 2005A (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		01/07/14	8,275,000	8,275,000

Gloucester Cnty Pollution Control Financing Auth
Pollution Control Refunding RB (ExxonMobil) Series 2003		0.01%		01/02/14	10,800,000	10,800,000

New Jersey Economic Development Auth
GO Lease RB (Rutgers Univ) Series 2013 (LIQ: Credit Suisse AG)	a	0.06%		01/07/14	4,000,000	4,000,000

Motor Vehicle Surcharge RB Series 2004A (GTY: Berkshire Hathaway Assurance Corp /LIQ: Bank of America, NA)	a	0.11%		01/07/14	5,715,000	5,715,000

RB (Applewood Estates) Series 2005B (LOC: TD Bank NA)		0.05%		01/07/14	7,800,000	7,800,000

RB (Cooper Health) Series 2008A (LOC: TD Bank NA)		0.04%		01/07/14	6,100,000	6,100,000

RB (Princeton Day School) Series 2005 (LOC: US Bank, NA)		0.06%		01/07/14	10,000,000	10,000,000

RB (Wyckoff Family YMCA) 2003 (LOC: JPMorgan Chase Bank, NA)		0.06%		01/07/14	3,895,000	3,895,000

Refunding RB (Crane’s Mill) Series 2005B (LOC: TD Bank NA)		0.05%		01/07/14	11,045,000	11,045,000

Transportation System Bonds Series 2005B&2006A & School Facilities Construction Refunding Bonds Series 2005K (GTY/LIQ: State Street Bank & Trust Company, NA)	a	0.06%		01/07/14	11,395,000	11,395,000

New Jersey Health Care Facilities Financing Auth
RB (Atlantic Health) Series 2008C (LOC: JPMorgan Chase Bank, NA)		0.04%		01/07/14	15,360,000	15,360,000

RB (Atlantic Health) Series 2011 (GTY/LIQ: Wells Fargo Bank, NA)	a	0.08%		01/07/14	12,440,000	12,440,000

RB (Composite Program) Series 2003AB (LOC: Wells Fargo Bank, NA)		0.04%		01/07/14	4,435,000	4,435,000

RB (Composite Program) Series 2006A3 (LOC: JPMorgan Chase Bank, NA)		0.05%		01/07/14	3,240,000	3,240,000

RB (Composite Program) Series 2006A4 (LOC: Wells Fargo Bank, NA)		0.04%		01/07/14	2,400,000	2,400,000

RB (Hospital Capital Asset Financing Program) Series 1985A (LOC: JPMorgan Chase Bank, NA)		0.07%		01/07/14	16,240,000	16,240,000

RB (Meridian Health) Series 2003A (LOC: JPMorgan Chase Bank, NA)	c	0.04%		01/07/14	16,800,000	16,800,000

RB (Robert Wood Johnson Univ Hospital) Series 2004 (LOC: Wells Fargo Bank, NA)		0.04%		01/07/14	1,650,000	1,650,000

RB (Robert Wood Johnson Univ Hospital) Series 2013B (LOC: Wells Fargo Bank, NA)		0.04%		01/07/14	16,340,000	16,340,000

RB (Virtua Health) Series 2004 (LOC: Wells Fargo Bank, NA)		0.04%		01/07/14	21,175,000	21,175,000

RB (Virtua Health) Series 2009E (LOC: TD Bank NA)		0.04%		01/07/14	2,000,000	2,000,000

Refunding RB (Underwood-Memorial Hospital) Series 2008 (LOC: TD Bank NA)		0.04%		01/07/14	8,320,000	8,320,000

New Jersey Housing & Mortgage Finance Agency
M/F RB Series 2008B (LOC: Bank of America, NA)		0.05%		01/07/14	8,610,000	8,610,000

36 See financial notes

 Schwab New Jersey AMT Tax-Free Money Fund

Portfolio Holdings continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
S/F Housing RB Series 2005N (LIQ: Barclays Bank Plc)		0.05%		01/07/14	5,200,000	5,200,000

S/F Housing RB Series 2008BB (LIQ: TD Bank NA)		0.03%		01/07/14	3,700,000	3,700,000

S/F Housing RB Series 2008BB (LIQ: TD Bank NA)	c	0.04%		01/07/14	19,000,000	19,000,000

New Jersey Transportation Trust Fund Auth
Transportation System Bonds Series 2005B&2006A (GTY/LIQ: Wells Fargo Bank, NA)	a	0.08%		01/07/14	11,700,000	11,700,000

Transportation System Bonds Series 2009A (GTY/LIQ: Wells Fargo & Co)	a	0.08%		01/07/14	15,850,000	15,850,000

Transportation System Bonds Series 2009C (LOC: Wells Fargo Bank, NA)		0.04%		01/07/14	4,000,000	4,000,000

New Jersey Turnpike Auth
RB Series 2009A (LOC: JPMorgan Chase Bank, NA)		0.07%		01/07/14	4,225,000	4,225,000

RB Series 2009B (LOC: PNC Bank NA)		0.03%		01/07/14	8,000,000	8,000,000

New York Liberty Development Corp
Liberty RB (1 World Trade Center) Series 2011 (LIQ: Deutsche Bank AG)	a	0.07%		01/07/14	10,250,000	10,250,000

Port Auth of New York & New Jersey
Consolidated Bonds 140th Series (GTY/LIQ: US Bank, NA)	a,c	0.06%		01/07/14	8,610,000	8,610,000

Consolidated Bonds 144th Series (LIQ: Citibank, NA)	a	0.07%		01/07/14	8,740,000	8,740,000

Consolidated Bonds 144th Series (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		01/07/14	1,395,000	1,395,000

Consolidated Bonds 148th Series (LIQ: Citibank, NA)	a	0.07%		01/07/14	5,900,000	5,900,000

Consolidated Bonds 166th Series (LIQ: Barclays Bank Plc)	a	0.07%		01/07/14	2,150,000	2,150,000

Rutgers State Univ
GO Bonds Series 2009F (LIQ: Royal Bank of Canada)	a	0.06%		01/07/14	6,335,000	6,335,000

GO Bonds Series 2009G (LIQ: US Bank, NA)		0.02%		01/02/14	2,200,000	2,200,000

GO Bonds Series 2013L (LIQ: Bank of America, NA)	a	0.07%		01/07/14	7,700,000	7,700,000

GO Refunding Bonds Series 2013J (LIQ: Citibank, NA)	a	0.07%		01/07/14	6,740,000	6,740,000

Union Cnty Improvement Auth
Lease Refunding RB Series 2013A (LIQ: Deutsche Bank AG)	a	0.11%		01/07/14	11,920,000	11,920,000

Union Cnty Pollution Control Finance Auth
Refunding RB (Exxon) Series 1989		0.01%		01/02/14	750,000	750,000

Refunding RB (Exxon) Series 1994		0.01%		01/02/14	3,200,000	3,200,000

						385,185,000

Arizona 0.1%
Maricopa Cnty IDA
Sr Living Facilities Refunding RB Series 2005A (LOC: Fannie Mae)		0.05%		01/07/14	850,000	850,000

Colorado 0.3%
Broomfield Urban Renewal Auth
Tax Increment RB (Event Center) Series 2005 (LOC: BNP Paribas)		0.14%		01/07/14	1,745,000	1,745,000

District of Columbia 0.2%
District of Columbia
RB (American Geophysical Union) Series 1993 (LOC: Bank of America, NA)		0.08%		01/07/14	1,505,000	1,505,000

Florida 1.6%
Jacksonville
Capital Projects RB Series 2008A (LOC: Bank of America, NA)		0.05%		01/07/14	5,000,000	5,000,000

Pinellas Cnty HFA
M/F Housing RB (Bayside Court) Series 2011 (LOC: Freddie Mac)		0.05%		01/07/14	5,100,000	5,100,000

						10,100,000

See financial notes 37

 Schwab New Jersey AMT Tax-Free Money Fund

Portfolio Holdings continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Georgia 1.0%
Macon Water Auth
Water & Sewer RB Series 2012		0.06%		01/07/14	6,000,000	6,000,000

Illinois 0.6%
Illinois Finance Auth
RB (Fenwick High School) Series 1997 (LOC: PNC Bank NA)		0.06%		01/07/14	2,000,000	2,000,000

RB (Univ of Chicago) Series 2013A (LIQ: Credit Suisse AG)	a	0.06%		01/07/14	2,000,000	2,000,000

						4,000,000

Massachusetts 0.2%
Massachusetts Bay Transportation Auth
General Transportation System Bonds Series 2000A2 (LIQ: Bank of America, NA)		0.05%		01/07/14	1,200,000	1,200,000

New Hampshire 0.3%
New Hampshire Health & Education Facilities Auth
RB (St. Anselm College) Series 2008 (LOC: Federal Home Loan Bank)		0.04%		01/07/14	1,880,000	1,880,000

North Carolina 0.4%
Raleigh
Downtown Improvement COP Series 2005B1 (LIQ: Wells Fargo Bank, NA)		0.05%		01/07/14	2,400,000	2,400,000

Wisconsin 0.4%
Wisconsin Housing & Economic Development Auth
Housing RB Series 2012B (LIQ: Federal Home Loan Bank)		0.05%		01/07/14	2,200,000	2,200,000

Total Variable-Rate Securities
(Cost $417,065,000)						417,065,000

End of Investments.

At 12/31/13, the tax basis cost of the fund’s investments was $611,564,187.

a	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $162,795,000 or 26.2% of net assets.
b	Delayed-delivery security.
c	All or a portion of this security is designated as collateral for delayed-delivery securities.

38 See financial notes

 Schwab New Jersey AMT Tax-Free Money Fund

Portfolio Holdings continued

BAN —	Bond anticipation note
CCD —	Community college district
COP —	Certificate of participation
CP —	Commercial paper
CSD —	Central school district
GO —	General obligation
GTY —	Guaranty agreement
HFA —	Housing finance agency/authority
HRA —	Housing & redevelopment authority
HSD —	High school district
IDA —	Industrial development agency/authority
IDB —	Industrial development board
IDC —	Industrial development corporation
IDRB —	Industrial development revenue bond
IRB —	Industrial revenue bond
ISD —	Independent school district
LIQ —	Liquidity agreement
LOC —	Letter of credit
M/F —	Multi-family
RAN —	Revenue anticipation note
RB —	Revenue bond
SD —	School district
S/F —	Single-family
TAN —	Tax anticipation note
TRAN —	Tax and revenue anticipation note
UFSD —	Union free school district
UHSD —	Union high school district
USD —	Unified school district

At December 31, 2013, all of the fund’s investment securities were classified as Level 2. The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended December 31, 2013. The breakdown of the fund’s investments into major categories is disclosed on the portfolio holdings. (See financial note 2(a) for additional information)

See financial notes 39

 Schwab New Jersey AMT Tax-Free Money Fund

Statement of
Assets and Liabilities
As of December 31, 2013

Assets

Investments, at cost and value (Note 2a)		$611,564,187
Cash		8,677,469
Receivables:
Investments sold		2,000,000
Interest		893,558
Prepaid expenses	+	5,546

Total assets		623,140,760

Liabilities

Payables:
Investments bought		1,326,020
Shareholder service fees		2,656
Distributions to shareholders		215
Accrued expenses	+	30,841

Total liabilities		1,359,732

Net Assets

Total assets		623,140,760
Total liabilities	−	1,359,732

Net assets		$621,781,028

Net Assets by Source
Capital received from investors		621,781,028

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$621,781,028		621,143,960		$1.00

40 See financial notes

 Schwab New Jersey AMT Tax-Free Money Fund

Statement of
Operations
For the period January 1, 2013 through December 31, 2013

Investment Income

Interest		$995,190

Expenses

Investment adviser and administrator fees		2,192,155
Shareholder service fees		2,192,155
Portfolio accounting fees		93,031
Independent trustees’ fees		28,291
Professional fees		27,716
Registration fees		22,786
Transfer agent fees		19,773
Custodian fees		18,187
Shareholder reports		10,206
Interest expense		393
Other expenses	+	13,624

Total expenses		4,618,317
Expense reduction by CSIM and its affiliates	−	3,685,678
Custody credits	−	18

Net expenses	−	932,621

Net investment income		62,569

Realized Gains (Losses)

Net realized gains on investments		21,242

Increase in net assets resulting from operations		$83,811

See financial notes 41

 Schwab New Jersey AMT Tax-Free Money Fund

Statement of
Changes in Net Assets
For the current and prior report periods

Operations

1/1/13-12/31/13			1/1/12-12/31/12
Net investment income		$62,569	$60,127
Net realized gains	+	21,242	41,652

Increase in net assets from operations		83,811	101,779

Distributions to Shareholders

Distributions from net investment income		(62,569)	(60,127)
Distributions from net realized gains	+	(12,491)	(12,677)

Total distributions		(75,060)	(72,804)

Transactions in Fund Shares*

Shares sold		1,371,245,026	1,377,163,481
Shares reinvested		73,190	71,150
Shares redeemed	+	(1,384,067,834)	(1,339,212,655)

Net transactions in fund shares		(12,749,618)	38,021,976

Net Assets

Beginning of period		634,521,895	596,470,944
Total increase or decrease	+	(12,740,867)	38,050,951

End of period		$621,781,028	$634,521,895

*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.

42 See financial notes

Schwab Pennsylvania Municipal Money Fund™

Financial Statements

Financial Highlights

	1/1/13–		1/1/12–		1/1/11–		1/1/10–		1/1/09–
	12/31/13		12/31/12		12/31/11		12/31/10		12/31/09

Per-Share Data ($)

Net asset value at beginning of period	1.00		1.00		1.00		1.00		1.00

Income (loss) from investment operations:
Net investment income (loss)	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]
Net realized and unrealized gains (losses)	0.00	[1]	0.00	[1]	(0.00)[1]		0.00	[1]	0.00	[1]

Total from investment operations	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]
Less distributions:
Distributions from net investment income	(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]
Distributions from net realized gains	(0.00)[1]		(0.00)[1]		—		(0.00)[1]		(0.00)[1]

Total distributions	(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]

Net asset value at end of period	1.00		1.00		1.00		1.00		1.00

Total return (%)	0.01		0.01		0.01		0.04		0.19

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.14	[2]	0.20	[2]	0.28	[2]	0.36	[2]	0.59	[2,3]
Gross operating expenses	0.74		0.75		0.74		0.74		0.76
Net investment income (loss)	0.01		0.01		0.01		0.01		0.20
Net assets, end of period ($ x 1,000,000)	518		552		485		465		529

1 Per-share amount was less than $0.01.
2 Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation. (See financial note 5)
3 The ratio of net operating expenses would have been 0.56% if certain non-routine expenses (participation fees for the Treasury’s Temporary Guarantee Program for Money Market Funds) had not been incurred.

See financial notes 43

 Schwab Pennsylvania Municipal Money Fund

Portfolio Holdings as of December 31, 2013

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also files a complete schedule of portfolio holdings with the SEC monthly on Form N-MFP which is available 60 days after the end of the month to which the information pertains. A monthly schedule of portfolio holdings is also available by visiting the fund’s website at www.schwabfunds.com/prospectus along with a link to the fund’s Form N-MFP filings on the SEC’s website.

For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the effective maturity and maturity date are the same, the date will appear in the maturity date column.

		Cost	Value
Holdings by Category		($)	($)

22.7%	Fixed-Rate Securities	117,735,586	117,735,586
77.8%	Variable-Rate Securities	402,497,503	402,497,503

100.5%	Total Investments	520,233,089	520,233,089
(0.5%)	Other Assets and Liabilities, Net		(2,494,637)

100.0%	Net Assets		517,738,452

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Fixed-Rate Securities 22.7% of net assets

Pennsylvania 19.0%
Allegheny Cnty Hospital Development Auth
RB (Univ of Pittsburgh Medical Center) Series 2008A		5.00%		09/01/14	3,725,000	3,843,127

RB (Univ of Pittsburgh Medical Center) Series 2008B		5.00%		06/15/14	1,000,000	1,021,385

Allegheny Cnty IDA
RB (St. Joseph HS) Series 2009 (LOC: PNC Bank NA)		0.45%		12/01/14	5,500,000	5,500,000

Chester Cnty IDA
RB (Collegium Charter School) Series 2004A (ESCROW)		5.00%		04/15/14	1,050,000	1,074,746

Monroeville Finance Auth
RB (Univ of Pittsburgh Medical Center) Series 2012		3.00%		02/15/14	1,680,000	1,685,703

Pennsylvania
GO Bonds First Series 2007A		5.00%		11/01/14	125,000	129,883

GO Bonds First Series 2010A		5.00%		02/15/14	4,980,000	5,009,331

GO Bonds First Series 2012		4.00%		06/01/14	205,000	208,182

GO Bonds Second Series 2010		5.00%		05/01/14	155,000	157,324

GO Bonds Third Series 2004		5.00%		09/01/14	325,000	335,156

GO Bonds Third Series 2010A		5.00%		07/15/14	600,000	615,122

GO Refunding Bonds First Series 2002		5.50%		02/01/14	175,000	175,745

Pennsylvania HFA
S/F Mortgage RB Series 2006-95B		3.90%		04/01/14	590,000	595,291

S/F Mortgage RB Series 2009-106A		2.25%		04/01/14	500,000	502,144

S/F Mortgage RB Series 2013-115A		0.20%		04/01/14	4,745,000	4,745,000

Pennsylvania Higher Educational Facilities Auth
RB (Philadelphia Univ) Series 2004A (ESCROW)		5.25%		06/01/14	6,305,000	6,435,051

Pennsylvania Infrastructure Investment Auth
CP Series 2010A (LOC: Bank of America, NA)		0.08%		02/05/14	3,300,000	3,300,000

CP Series 2010A (LOC: Bank of America, NA)		0.10%		02/10/14	7,000,000	7,000,000

Pennsylvania State Univ
Bonds Series 2009A		5.00%		03/01/14	175,000	176,365

44 See financial notes

 Schwab Pennsylvania Municipal Money Fund

Portfolio Holdings continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Refunding Bonds Series 2002		5.25%		08/15/14	175,000	180,338

Refunding Bonds Series 2009B		0.22%		06/01/14	9,235,000	9,235,000

Philadelphia
TRAN 2013-2014 Series A		1.00%		06/30/14	5,000,000	5,020,687

Philadelphia SD
GO Bonds Series 2004D (ESCROW)		5.13%		06/01/14	1,100,000	1,122,046

Pittsburgh Water & Sewer Auth
Water & Sewer System First Lien Refunding RB Series 2013A		0.75%		09/01/14	5,060,000	5,078,611

Univ of Pittsburgh
Capital Project & Refunding Bonds Series 2005C		0.11%		01/07/14	20,000,000	20,000,000

Capital Project & Refunding Bonds Series 2007B		0.10%		02/03/14	4,866,000	4,866,000

PITT Asset Notes Series 2013		2.00%		07/11/14	4,200,000	4,239,945

Washington Cnty Hospital Auth
Hospital RB (Washington Hospital) Series 2007A (LOC: PNC Bank NA)		0.50%		07/01/14	6,300,000	6,300,000

						98,552,182

Colorado 0.0%
Colorado Health Facilities Auth
RB (Catholic Health Initiatives) Series 2009A		3.75%		07/01/14	100,000	101,706

Florida 0.2%
Florida State Board of Education
Public Education Capital Outlay Bonds Series 2006B		5.00%		06/01/14	225,000	229,342

Tampa
Health System RB (BayCare Health System) Series 1998A1		5.50%		11/15/14	980,000	1,024,678

						1,254,020

Georgia 0.2%
Lowndes Cnty
GO Sales Tax Bonds Series 2008		3.75%		04/01/14	1,140,000	1,149,631

Hawaii 0.1%
Honolulu
GO Bonds Series 2004B		5.00%		07/01/14	100,000	102,352

GO Bonds Series 2005C		5.00%		07/01/14	100,000	102,302

GO Bonds Series 2005E		5.25%		07/01/14	210,000	215,172

						419,826

Indiana 0.8%
Indiana Health Facility Financing Auth
RB (Ascension Health) Series 2001A1		1.50%		08/01/14	700,000	704,553

Posey Cnty
Economic Development Refunding RB (Midwest Fertilizer Corp) Series 2013A (ESCROW)		0.55%		04/10/14	3,450,000	3,450,060

						4,154,613

Massachusetts 0.3%
Uxbridge
GO BAN		1.50%		08/01/14	1,317,000	1,326,767

See financial notes 45

 Schwab Pennsylvania Municipal Money Fund

Portfolio Holdings continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Michigan 0.4%
Michigan State Hospital Finance Auth
RB (Ascension Health) Series 1999B3		2.00%		08/01/14	1,655,000	1,671,538

Refunding & Project RB (Ascension Health) Series 2010F3		2.63%		06/30/14	305,000	308,537

						1,980,075

North Carolina 0.3%
Dare Cnty
COP Series 2004 (ESCROW)		5.25%		06/01/14	1,620,000	1,653,434

South Carolina 0.1%
South Carolina Public Service Auth
Refunding Revenue Obligations Series 2007B		5.00%		01/01/14	100,000	100,000

Refunding Revenue Obligations Series 2010B		5.00%		01/01/14	100,000	100,000

Revenue Obligations Series 2008A		5.00%		01/01/15	150,000	156,878

						356,878

Texas 0.9%
Arlington ISD
Unlimited Tax Refunding Bonds Series 2004 (GTY: TX Permanent School Fund)		5.00%		02/15/14	150,000	150,860

Beckville ISD
Unlimited Tax GO Refunding Bonds Series 2010 (GTY: TX Permanent School Fund)		2.00%		02/15/14	300,000	300,643

Carrollton-Farmers Branch ISD
Unlimited Tax GO & Refunding Bonds Series 2008 (GTY: TX Permanent School Fund)		4.00%		02/15/14	125,000	125,563

Chisum ISD
Unlimited Tax Refunding Bonds Series 2011 (GTY: TX Permanent School Fund)		2.50%		02/15/14	250,000	250,692

Comal ISD
Unlimited Tax Refunding Bonds Series 2011 (GTY: TX Permanent School Fund)		2.00%		02/01/14	455,000	455,674

Crowley ISD
Unlimited Tax GO Refunding Bonds Series 2004 (GTY: TX Permanent School Fund)		5.00%		08/01/14	125,000	128,402

Cypress-Fairbanks ISD
Unlimited Tax GO Refunding Bonds Series 2008 (GTY: TX Permanent School Fund)		4.00%		02/15/14	110,000	110,484

Dallas
GO Bonds Series 2006		5.00%		02/15/14	365,000	367,116

Deer Park ISD
Limited Tax GO Bonds Series 2010A (GTY: TX Permanent School Fund)		2.00%		02/15/14	395,000	395,857

Frisco ISD
Unlimited Tax GO Bonds Series 2006A (GTY: TX Permanent School Fund)		6.00%		08/15/14	100,000	103,547

Katy ISD
Unlimited Tax GO Bonds Series 2010C (GTY: TX Permanent School Fund)		5.00%		02/15/14	200,000	201,149

La Joya ISD
Unlimited Tax GO Bonds Series 2006 (GTY: TX Permanent School Fund)		5.00%		02/15/14	265,000	266,522

46 See financial notes

 Schwab Pennsylvania Municipal Money Fund

Portfolio Holdings continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Laredo ISD
Unlimited Tax GO Bonds Series 2006 (GTY: TX Permanent School Fund)		4.25%		08/01/14	250,000	255,755

Levelland ISD
Unlimited Tax GO Bonds Series 2013 (GTY: TX Permanent School Fund)		4.00%		02/15/14	110,000	110,505

Pasadena ISD
Unlimited Tax GO Bonds Series 2007 (GTY: TX Permanent School Fund)		5.00%		02/15/14	225,000	226,291

Pflugerville ISD
Unlimited Tax GO Bonds Series 2006 (GTY: TX Permanent School Fund)		5.00%		02/15/14	200,000	201,154

San Antonio
Electric & Gas Systems Refunding RB New Series 2008A		5.50%		02/01/14	100,000	100,438

Tax & Revenue Certificates of Obligation Series 2011		4.00%		08/01/14	230,000	234,938

Univ of Houston
Consolidated Refunding RB Series 2006		5.00%		02/15/14	700,000	703,884

Wylie ISD
Unlimited Tax Refunding Bonds Series 2010 (GTY: TX Permanent School Fund)		0.36%		08/15/14	100,000	99,777

Ysleta ISD
Unlimited Tax Refunding Bonds Series 2012A (GTY: TX Permanent School Fund)		2.00%		08/15/14	100,000	101,045

						4,890,296

Virginia 0.1%
Metropolitan Washington Airports Auth
Airport System RB Series 2009B		3.00%		10/01/14	150,000	152,968

Airport System RB Series 2009C		4.00%		10/01/14	200,000	205,552

						358,520

Washington 0.3%
Washington
GO Bonds Series 1998C		5.50%		07/01/14	100,000	102,579

GO Bonds Series 2005D (ESCROW)		5.00%		01/01/15	1,000,000	1,047,295

GO Refunding Bonds Series R2005A		5.00%		01/01/15	150,000	157,000

GO Refunding Bonds Series R2007C		5.00%		07/01/14	100,000	102,343

Washington Health Care Facilities Auth
RB (Providence Health & Services) Series 2011B		4.00%		10/01/14	125,000	128,421

						1,537,638

Total Fixed-Rate Securities
(Cost $117,735,586)						117,735,586

Variable-Rate Securities 77.8% of net assets

Pennsylvania 67.4%
Adams Cnty IDA
RB (Brethren Home Community) Series 2007 (LOC: PNC Bank NA)		0.07%		01/07/14	3,655,000	3,655,000

Allegheny Cnty Hospital Development Auth
RB (Univ of Pittsburgh Medical Center) Series 2010B1&B2 (GTY/LIQ: Royal Bank of Canada)	a	0.06%		01/07/14	12,000,000	12,000,000

RB (Univ of Pittsburgh Medical Center) Series 2010D&F (LIQ: JPMorgan Chase Bank, NA)	a	0.11%	01/07/14	03/20/14	12,000,000	12,000,000

See financial notes 47

 Schwab Pennsylvania Municipal Money Fund

Portfolio Holdings continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Allegheny Cnty IDA
RB (Oakland Catholic HS) Series 2012 (LOC: PNC Bank NA)		0.07%		01/07/14	8,065,000	8,065,000

Butler Cnty IDA
RB (Butler Cnty Family YMCA) Series 2005 (LOC: PNC Bank NA)		0.08%		01/07/14	3,800,000	3,800,000

Chambersburg Municipal Auth
RB (Wilson College) Series 2007 (LOC: Bank of America, NA)		0.07%		01/07/14	24,480,000	24,480,000

Chester Cnty IDA
Student Housing RB Series 2008A2 (LOC: TD Bank NA)		0.06%		01/07/14	3,000,000	3,000,000

Commonwealth Financing Auth
RB Series 2013B (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		01/07/14	900,000	900,000

Cumberland Cnty Municipal Auth
RB (Presbyterian Homes) Series 1993A (LOC: Manufacturers & Traders Trust Co)		0.07%		01/07/14	2,000,000	2,000,000

Delaware Cnty IDA
Water Facilities RB (Aqua Pennsylvania) Series 2005A (GTY: Berkshire Hathaway Assurance Corp /LIQ: Citibank, NA)	a	0.11%		01/07/14	315,000	315,000

Emmaus General Auth
Local Government RB (Saucon Valley SD) Series 1989G19 (LOC: US Bank, NA)		0.05%		01/07/14	100,000	100,000

Erie Cnty Hospital Auth
RB (St. Vincent Health Center) Series 2010B (LOC: Manufacturers & Traders Trust Co)		0.08%		01/07/14	3,500,000	3,500,000

Franklin Cnty IDA
RB (Chambersburg Hospital) Series 2010 (GTY/LIQ: Wells Fargo Bank, NA)	a	0.08%		01/07/14	7,080,000	7,080,000

Geisinger Auth
Health System RB (Geisinger Health) Series 2011A1 (LIQ: Wells Fargo Bank, NA)	a	0.08%		01/07/14	4,795,000	4,795,000

Health System RB (Geisinger Health) Series 2011B (LIQ: JPMorgan Chase Bank, NA)		0.01%		01/02/14	14,480,000	14,480,000

Health System RB (Geisinger Health) Series 2011C (LIQ: JPMorgan Chase Bank, NA)		0.01%		01/02/14	2,165,000	2,165,000

Lancaster Cnty Hospital Auth
RB (Landis Homes Retirement Community) Series 2002 (LOC: Manufacturers & Traders Trust Co)		0.11%		01/07/14	4,195,000	4,195,000

RB (Landis Homes Retirement Community) Series 2009 (LOC: Manufacturers & Traders Trust Co)		0.11%		01/07/14	11,625,000	11,625,000

Luzerne Cnty Convention Center Auth
Hotel Room Rental Tax RB Series 2012 (LOC: PNC Bank NA)		0.06%		01/07/14	4,000,000	4,000,000

Luzerne Cnty IDA
Water Facility Refunding RB (Pennsylvania-American Water) Series 2004A (GTY: Berkshire Hathaway Assurance Corp /LIQ: Citibank, NA)	a	0.12%		01/07/14	5,000,000	5,000,000

Water Facility Refunding RB (Pennsylvania-American Water) Series 2009 (GTY/LIQ: Wells Fargo & Co)	a	0.08%		01/07/14	5,000,000	5,000,000

North Hampton Cnty
RB (Binney & Smith) Series 1997A (LOC: JPMorgan Chase Bank, NA)		0.21%		01/07/14	7,500,000	7,500,000

Owen J. Roberts SD
GO Notes Series 2006 (LIQ: JPMorgan Chase Bank, NA)	a	0.08%		01/07/14	3,000,000	3,000,000

Pennsylvania
GO Bonds Second Series 2007A (LIQ: Branch Banking & Trust Co)	a	0.07%		01/07/14	5,500,000	5,500,000

GO Refunding Bonds Third Series 2004 (LIQ: State Street Bank & Trust Company, NA)	a	0.06%		01/07/14	11,000,000	11,000,000

Pennsylvania HFA
S/F Mortgage RB Series 2002-75A (LIQ: Barclays Bank Plc)		0.06%		01/07/14	11,470,000	11,470,000

48 See financial notes

 Schwab Pennsylvania Municipal Money Fund

Portfolio Holdings continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
S/F Mortgage RB Series 2003-79B (LIQ: Barclays Bank Plc)		0.06%		01/07/14	5,600,000	5,600,000

S/F Mortgage RB Series 2004-81C (LIQ: Royal Bank of Canada)		0.05%		01/07/14	5,640,000	5,640,000

S/F Mortgage RB Series 2004-83B (LIQ: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.07%		01/07/14	7,985,000	7,985,000

S/F Mortgage RB Series 2005-88B (LIQ: PNC Bank NA)		0.06%		01/07/14	4,550,000	4,550,000

S/F Mortgage RB Series 2005-88C (LIQ: PNC Bank NA)		0.06%		01/07/14	935,000	935,000

S/F Mortgage RB Series 2005-91B (LIQ: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.07%		01/07/14	23,900,000	23,900,000

S/F Mortgage RB Series 2006-93,94&95A, 2007-97&98A (LIQ: Morgan Stanley Bank NA)	a	0.14%		01/07/14	295,503	295,503

S/F Mortgage RB Series 2006-93B (LIQ: JPMorgan Chase Bank, NA)		0.08%		01/02/14	2,300,000	2,300,000

S/F Mortgage RB Series 2006-94B (LIQ: PNC Bank NA)		0.06%		01/07/14	2,490,000	2,490,000

S/F Mortgage RB Series 2006-99A, 2007-99A&100A (LIQ: Citibank, NA)	a	0.12%		01/07/14	985,000	985,000

S/F Mortgage RB Series 2013-115A (LIQ: JPMorgan Chase Bank, NA)	a	0.12%		01/07/14	4,510,000	4,510,000

Pennsylvania Higher Educational Facilities Auth
RB (Assoc of Indep Colleges & Univs of PA) Series 2001-I1 (LOC: Manufacturers & Traders Trust Co)		0.09%		01/07/14	5,500,000	5,500,000

RB (Drexel Univ) Second Series 2000 (LOC: JPMorgan Chase Bank, NA)		0.04%		01/07/14	5,415,000	5,415,000

RB (Drexel Univ) Series 2005C (GTY/LIQ: Wells Fargo Bank, NA)	a	0.08%		01/07/14	2,190,000	2,190,000

RB (Thomas Jefferson Univ) Series 2008B (LOC: JPMorgan Chase Bank, NA)		0.04%		01/07/14	1,235,000	1,235,000

Pennsylvania State Turnpike Commission
Registration Fee Refunding RB Series 2005A (GTY: Berkshire Hathaway Assurance Corp /LIQ: Citibank, NA)	a	0.06%		01/07/14	6,905,000	6,905,000

Turnpike RB Series 2011C1 (GTY/LIQ: Royal Bank of Canada)	a	0.06%		01/07/14	6,930,000	6,930,000

Pennsylvania State Univ
Bonds Series 2007A (GTY/LIQ: US Bank, NA)	a	0.06%		01/07/14	13,985,000	13,985,000

Philadelphia
Airport Refunding RB Series 2005C2 (LOC: Royal Bank of Canada)		0.05%		01/07/14	7,805,000	7,805,000

Water & Wastewater RB Series 1997B (LOC: TD Bank NA)		0.04%		01/07/14	7,000,000	7,000,000

Philadelphia IDA
Lease Refunding RB Series 2007B1 (LOC: JPMorgan Chase Bank, NA)		0.04%		01/07/14	5,420,000	5,420,000

RB (Girard Estate Aramark Tower) Series 2002 (LOC: JPMorgan Chase Bank, NA)		0.09%		01/07/14	2,400,000	2,400,000

Philadelphia Municipal Auth
Lease RB Series 2009 (GTY/LIQ: Wells Fargo & Co)	a	0.08%		01/07/14	6,505,000	6,505,000

Philadelphia SD
GO Refunding Bonds Series 2009C (LOC: TD Bank NA)		0.04%		01/07/14	1,250,000	1,250,000

St. Mary Hospital Auth
Health System RB (Catholic Health East) Series 2012B		0.03%		01/07/14	13,000,000	13,000,000

RB (Catholic Health Initiatives) Series 2004C		0.11%		01/07/14	18,600,000	18,600,000

Univ of Pittsburgh
Univ Capital Project & Refunding Bonds Series 2009C (LIQ: Wells Fargo & Co)	a	0.08%		01/07/14	500,000	500,000

Upper St. Clair Township
GO Bonds Series 2008 (LIQ: Bank of New York Mellon)		0.11%		01/07/14	9,000,000	9,000,000

Washington Cnty Auth
Refunding RB (Univ of Pennsylvania) Series 2004		0.04%		01/07/14	3,650,000	3,650,000

See financial notes 49

 Schwab Pennsylvania Municipal Money Fund

Portfolio Holdings continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Washington Cnty Hospital Auth
Hospital RB (Monongahela Valley) Series 2011A (LOC: PNC Bank NA)		0.06%		01/07/14	2,000,000	2,000,000

						349,105,503

Alabama 0.5%
Birmingham IDB
RB (Culton Properties) Series 2009A (LOC: Federal Home Loan Bank)		0.15%		01/07/14	1,070,000	1,070,000

Lake Martin IDA
RB (Great Southern Properties) Series 2011 (LOC: Comerica Bank)		0.16%		01/07/14	1,730,000	1,730,000

						2,800,000

California 0.1%
Sacramento Cnty Housing Auth
M/F Housing RB (Sierra Sunrise Sr Apts) Series 2004D (LOC: Citibank, NA)		0.08%		01/07/14	367,000	367,000

Florida 0.3%
Florida Housing Finance Corp
M/F Mortgage RB (Boynton Bay Apartments) Series 2007I (LOC: Citibank, NA)		0.09%		01/07/14	1,300,000	1,300,000

Georgia 2.3%
Atlanta Urban Residential Finance Auth
M/F Housing RB (M St Apts) Series 2003 (LOC: Freddie Mac)		0.11%		01/07/14	6,000,000	6,000,000

Habersham Cnty Development Auth
IDRB (Steelcell of North America) Series 2009 (LOC: Bank of America, NA)		0.18%		01/07/14	4,825,000	4,825,000

Waycross & Ware Cnty Development Auth
IDRB (Rich Products Corp) Series 2007 (LOC: Bank of America, NA)		0.09%		01/07/14	1,000,000	1,000,000

						11,825,000

Idaho 0.5%
Idaho Health Facilities Auth
Hospital RB (Trinity Health) Series 2013-ID	b	0.11%		07/29/14	2,800,000	2,800,000

Indiana 0.8%
Gibson Cnty
Pollution Control RB (Toyota Motor Manufacturing) Series 2001B		0.05%		01/07/14	900,000	900,000

Jasper Cnty
Economic Development RB (HGI Dairy Development) Series 2002 (LOC: Rabobank Nederland)		0.09%		01/07/14	3,200,000	3,200,000

						4,100,000

Kentucky 0.1%
Hopkinsville
Industrial Building RB (Riken Elastomers Corp) Series 2013A (LOC: Bank of Tokyo Mitsubishi UFJ, Ltd)		0.09%		01/07/14	400,000	400,000

Texas 0.9%
Capital IDC
Solid Waste Disposal RB (Texas Disposal Systems) Series 2001 (LOC: Union Bank, NA)		0.12%		01/07/14	1,500,000	1,500,000

50 See financial notes

 Schwab Pennsylvania Municipal Money Fund

Portfolio Holdings continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Lavaca-Navidad River Auth
Water Contract RB (Formosa Plastics) Series 1990 (LOC: Bank of America, NA)		0.06%		01/07/14	3,100,000	3,100,000

						4,600,000

Other Investments 4.9%
Nuveen Ohio Quality Income Municipal Fund
Variable Rate Demand Preferred Shares Series 1 (GTY/LIQ: Royal Bank of Canada)	a	0.15%		01/07/14	4,200,000	4,200,000

Nuveen Pennsylvania Investment Quality Municipal Fund
Variable Rate Demand Preferred Shares Series 2 (GTY/LIQ: Royal Bank of Canada)	a	0.16%		01/07/14	11,000,000	11,000,000

Nuveen Pennsylvania Premium Income Municipal Fund 2
Variable Rate Demand Preferred Shares Series 2 (GTY/LIQ: Royal Bank of Canada)	a	0.16%		01/07/14	10,000,000	10,000,000

						25,200,000

Total Variable-Rate Securities
(Cost $402,497,503)						402,497,503

End of Investments.

At 12/31/13, the tax basis cost of the fund’s investments was $520,233,089.

a	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $134,595,503 or 26.0% of net assets.
b	Illiquid security. At the period end, the value of these amounted to $2,800,000 or 0.5% of net assets.

BAN —	Bond anticipation note
CCD —	Community college district
COP —	Certificate of participation
CP —	Commercial paper
CSD —	Central school district
GO —	General obligation
GTY —	Guaranty agreement
HFA —	Housing finance agency/authority
HRA —	Housing & redevelopment authority
HSD —	High school district
IDA —	Industrial development agency/authority
IDB —	Industrial development board
IDC —	Industrial development corporation
IDRB —	Industrial development revenue bond
IRB —	Industrial revenue bond
ISD —	Independent school district
LIQ —	Liquidity agreement
LOC —	Letter of credit
M/F —	Multi-family
RAN —	Revenue anticipation note
RB —	Revenue bond
SD —	School district
S/F —	Single-family
TAN —	Tax anticipation note
TRAN —	Tax and revenue anticipation note
UFSD —	Union free school district
UHSD —	Union high school district
USD —	Unified school district

At December 31, 2013, all of the fund’s investment securities were classified as Level 2. The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended December 31, 2013. The breakdown of the fund’s investments into major categories is disclosed on the portfolio holdings. (See financial note 2(a) for additional information)

See financial notes 51

 Schwab Pennsylvania Municipal Money Fund

Statement of
Assets and Liabilities
As of December 31, 2013

Assets

Investments, at cost and value (Note 2a)		$520,233,089
Cash		87,946
Receivables:
Interest		526,370
Prepaid expenses	+	3,895

Total assets		520,851,300

Liabilities

Payables:
Investments bought		3,070,002
Shareholder service fees		2,482
Distributions to shareholders		409
Accrued expenses	+	39,955

Total liabilities		3,112,848

Net Assets

Total assets		520,851,300
Total liabilities	−	3,112,848

Net assets		$517,738,452

Net Assets by Source
Capital received from investors		517,738,452

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$517,738,452		517,478,669		$1.00

52 See financial notes

 Schwab Pennsylvania Municipal Money Fund

Statement of
Operations
For the period January 1, 2013 through December 31, 2013

Investment Income

Interest		$769,327

Expenses

Investment adviser and administrator fees		1,811,212
Shareholder service fees		1,811,212
Portfolio accounting fees		89,426
Professional fees		28,388
Independent trustees’ fees		27,996
Registration fees		24,732
Transfer agent fees		19,764
Custodian fees		16,712
Shareholder reports		9,783
Interest expense		344
Other expenses	+	10,574

Total expenses		3,850,143
Expense reduction by CSIM and its affiliates	−	3,132,471
Custody credits	−	68

Net expenses	−	717,604

Net investment income		51,723

Realized Gains (Losses)

Net realized gains on investments		3,640

Increase in net assets resulting from operations		$55,363

See financial notes 53

 Schwab Pennsylvania Municipal Money Fund

Statement of
Changes in Net Assets
For the current and prior report periods

Operations

1/1/13-12/31/13			1/1/12-12/31/12
Net investment income		$51,723	$48,068
Net realized gains	+	3,640	18,700

Increase in net assets from operations		55,363	66,768

Distributions to Shareholders

Distributions from net investment income		(51,723)	(48,068)
Distributions from net realized gains	+	(1,459)	(5,517)

Total distributions		(53,182)	(53,585)

Transactions in Fund Shares*

Shares sold		1,342,413,884	1,358,092,689
Shares reinvested		50,964	51,952
Shares redeemed	+	(1,376,687,913)	(1,290,787,624)

Net transactions in fund shares		(34,223,065)	67,357,017

Net Assets

Beginning of period		551,959,336	484,589,136
Total increase or decrease	+	(34,220,884)	67,370,200

End of period		$517,738,452	$551,959,336

*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.

54 See financial notes

Schwab Massachusetts AMT Tax-Free Money Fund™

Financial Statements

Financial Highlights

	1/1/13–		1/1/12–		1/1/11–		1/1/10–		1/1/09–
	12/31/13		12/31/12		12/31/11		12/31/10		12/31/09

Per-Share Data ($)

Net asset value at beginning of period	1.00		1.00		1.00		1.00		1.00

Income (loss) from investment operations:
Net investment income (loss)	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]
Net realized and unrealized gains (losses)	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]

Total from investment operations	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]
Less distributions:
Distributions from net investment income	(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]
Distributions from net realized gains	(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]

Total distributions	(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]

Net asset value at end of period	1.00		1.00		1.00		1.00		1.00

Total return (%)	0.01		0.02		0.04		0.06		0.22

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.13	[2]	0.19	[2]	0.27	[2]	0.32	[2]	0.57	[2,3]
Gross operating expenses	0.75		0.75		0.74		0.74		0.77
Net investment income (loss)	0.01		0.01		0.01		0.01		0.18
Net assets, end of period ($ x 1,000,000)	430		499		425		485		481

1 Per-share amount was less than $0.01.
2 Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation. (See financial note 5)
3 The ratio of net operating expenses would have been 0.54%, if certain non-routine expenses (participation fees for the Treasury’s Temporary Guarantee Program for Money Market Funds) had not been incurred.

See financial notes 55

 Schwab Massachusetts AMT Tax-Free Money Fund

Portfolio Holdings as of December 31, 2013

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also files a complete schedule of portfolio holdings with the SEC monthly on Form N-MFP which is available 60 days after the end of the month to which the information pertains. A monthly schedule of portfolio holdings is also available by visiting the fund’s website at www.schwabfunds.com/prospectus along with a link to the fund’s Form N-MFP filings on the SEC’s website.

For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the effective maturity and maturity date are the same, the date will appear in the maturity date column.

		Cost	Value
Holdings by Category		($)	($)

26.6%	Fixed-Rate Securities	114,315,041	114,315,041
73.0%	Variable-Rate Securities	313,846,076	313,846,076

99.6%	Total Investments	428,161,117	428,161,117
0.4%	Other Assets and Liabilities, Net		1,791,147

100.0%	Net Assets		429,952,264

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Fixed-Rate Securities 26.6% of net assets

Massachusetts 23.9%
Ashburnham
GO BAN		0.75%		01/24/14	4,215,000	4,216,211

Beverly
GO BAN		0.50%		04/23/14	4,000,000	4,004,412

Boston Water & Sewer Commission
CP BAN Series A (LOC: Bank of America, NA)		0.10%		03/05/14	5,000,000	5,000,000

Brockton
GO BAN		1.50%		06/13/14	4,000,000	4,021,727

Gardner
GO BAN		1.25%		05/02/14	4,000,000	4,012,951

Haverhill
BAN		1.25%		12/01/14	2,000,000	2,017,875

Holyoke
GO BAN		1.25%		09/19/14	2,579,649	2,597,124

Lynnfield
GO BAN		1.25%		06/20/14	1,147,037	1,152,094

Malden
GO BAN		1.25%		09/26/14	4,000,000	4,029,863

Massachusetts
GO Bonds Consolidated Loan Series 2001D		5.50%		11/01/14	100,000	104,320

GO Bonds Consolidated Loan Series 2004A		5.00%		08/01/14	400,000	411,010

GO Bonds Consolidated Loan Series 2005B		5.00%		08/01/14	445,000	457,198

GO Bonds Consolidated Loan Series 2006C		5.00%		05/01/14	700,000	710,867

GO Bonds Consolidated Loan Series 2007A		5.00%		05/01/14	100,000	101,548

GO Bonds Consolidated Loan Series 2008A		3.00%		08/01/14	100,000	101,554

GO Bonds Consolidated Loan Series 2008A		4.00%		08/01/14	100,000	102,175

GO Bonds Consolidated Loan Series 2009B		5.00%		07/01/14	150,000	153,296

GO Bonds Consolidated Loan Series 2010B		2.00%		06/01/14	200,000	201,451

56 See financial notes

 Schwab Massachusetts AMT Tax-Free Money Fund

Portfolio Holdings continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
GO Bonds Consolidated Loan Series 2010B		4.00%		06/01/14	100,000	101,518

GO Bonds Consolidated Loan Series 2010C		4.00%		01/01/14	525,000	525,000

GO Bonds Consolidated Loan Series 2011C		0.44%		02/01/14	250,000	249,905

GO Refunding Bonds Series 2004A		5.00%		08/01/14	325,000	333,841

GO Refunding Bonds Series 2008A		5.00%		09/01/14	320,000	330,014

Massachusetts Bay Transportation Auth
General Transportation System Bonds Series 1998A		5.50%		03/01/14	2,145,000	2,163,334

Sales Tax CP Series A (LIQ: State Street Bank & Trust Company, NA)		0.10%		02/12/14	7,500,000	7,500,000

Sales Tax CP Series B (LIQ: Sumitomo Mitsui Banking Corp)		0.13%		03/06/14	6,000,000	6,000,000

Sr Sales Tax Bonds Series 2004C		5.25%		07/01/14	100,000	102,458

Massachusetts Dept of Transportation
Metropolitan Highway System Sr RB Series 2010B		5.00%		01/01/14	4,250,000	4,250,000

Massachusetts Health & Educational Facilities Auth
RB (Partners HealthCare) Series 2010J1		3.00%		07/01/14	300,000	303,851

RB (Partners HealthCare) Series 2010J2		5.00%		07/01/14	3,315,000	3,392,257

Revenue Notes (Harvard Univ) Series EE		0.07%		02/11/14	8,500,000	8,500,000

Massachusetts HFA
S/F Housing RB Series 127		3.80%		06/01/14	100,000	101,236

Massachusetts School Building Auth
Dedicated Sales Tax Bonds Series 2005A		5.00%		08/15/14	915,000	941,687

Massachusetts State College Building Auth
RB Series 2004A (ESCROW)		5.00%		05/01/14	2,290,000	2,325,878

Massachusetts Water Pollution Abatement Trust
State Revolving Fund Bonds Series 15A		5.00%		08/01/14	600,000	616,316

State Revolving Fund Refunding Bonds Series 2010A		5.00%		02/01/14	500,000	502,003

Massachusetts Water Resources Auth
General Refunding RB Series 2010B		5.00%		08/01/14	650,000	667,891

Revere
GO BAN		0.75%		07/18/14	4,000,000	4,009,726

Univ of Massachusetts Building Auth
CP Notes Series 2013B1 (LIQ: US Bank, NA)		0.15%		01/13/14	6,250,000	6,250,000

RB Sr Series 2013-1		2.00%		11/01/14	100,000	101,361

Uxbridge
GO BAN		1.50%		08/01/14	4,000,000	4,029,665

Watertown
GO BAN		1.25%		06/26/14	3,725,000	3,741,650

West Tisbury
Unlimited Tax GO BAN		1.50%		06/05/14	2,495,000	2,508,202

Westfield
GO BAN		1.50%		04/11/14	4,650,000	4,666,390

Worcester
GO BAN Series A		2.00%		12/17/14	5,000,000	5,085,190

						102,695,049

Florida 0.3%
Florida State Board of Education
Public Education Capital Outlay Bonds Series 2007C		5.00%		06/01/14	295,000	300,788

Tampa
Health System RB (BayCare Health System) Series 1998A1		5.50%		11/15/14	1,000,000	1,045,590

						1,346,378

See financial notes 57

 Schwab Massachusetts AMT Tax-Free Money Fund

Portfolio Holdings continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Idaho 0.2%
Idaho Health Facilities Auth
Refunding RB (Trinity Health) Series 2008B		4.75%		12/01/14	700,000	728,676

Illinois 0.2%
Chicago
Wastewater Transmission Second Lien Refunding RB Series 2006B		5.00%		01/01/14	890,000	890,000

Indiana 0.6%
Indiana Health Facility Financing Auth
RB (Ascension Health) Series 2001A1		1.50%		08/01/14	2,400,000	2,417,602

Kentucky 0.2%
Louisville & Jefferson Cnty Metro Sewer District
Sewer & Drainage System Sub BAN Series 2013		2.00%		11/26/14	1,000,000	1,014,543

Michigan 0.8%
Kalamazoo Hospital Finance Auth
Hospital Refunding RB (Borgess Medical Center) Series 1994A (ESCROW)		6.25%		06/01/14	2,770,000	2,838,677

Michigan State Hospital Finance Auth
Refunding & Project RB (Ascension Health) Series 2010F3		2.63%		06/30/14	625,000	632,253

						3,470,930

North Carolina 0.4%
Dare Cnty
COP Series 2004 (ESCROW)		5.25%		06/01/14	1,540,000	1,571,783

Texas 0.0%
North East ISD
Unlimited Tax Refunding Bonds Series 2004 (GTY: TX Permanent School Fund)		5.25%		08/01/14	175,000	180,080

Total Fixed-Rate Securities
(Cost $114,315,041)						114,315,041

Variable-Rate Securities 73.0% of net assets

Massachusetts 66.1%
Massachusetts
GO Bonds Consolidated Loan Series 2006A (LIQ: Wells Fargo Bank, NA)		0.02%		01/02/14	6,240,000	6,240,000

GO Bonds Consolidated Loan Series 2007A (LIQ: Societe Generale)	a	0.07%		01/07/14	4,000,000	4,000,000

GO Bonds Consolidated Loan Series 2007C (LIQ: Citibank, NA)	a	0.07%		01/07/14	4,500,000	4,500,000

GO Bonds Consolidated Loan Series 2007C (LIQ: Credit Suisse AG)	a	0.09%		01/07/14	9,500,000	9,500,000

GO Bonds Consolidated Loan Series 2007C (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		01/07/14	3,900,000	3,900,000

GO Bonds Consolidated Loan Series 2012D		0.04%		01/01/14	4,140,000	4,140,000

GO Bonds Consolidated Loan Series 2012D		0.23%	01/07/14	01/01/15	1,350,000	1,351,076

GO Bonds Series 2000B (LIQ: US Bank, NA)		0.02%		01/02/14	2,100,000	2,100,000

GO Refunding Bonds Series 2001B (GTY/LIQ: Royal Bank of Canada)	a	0.06%		01/07/14	19,800,000	19,800,000

58 See financial notes

 Schwab Massachusetts AMT Tax-Free Money Fund

Portfolio Holdings continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
GO Refunding Bonds Series 2001C (LIQ: State Street Bank & Trust Company, NA)		0.05%		01/07/14	2,000,000	2,000,000

Massachusetts Bay Transportation Auth
General Transportation System Bonds Series 2000A2 (LIQ: Bank of America, NA)		0.05%		01/07/14	7,400,000	7,400,000

Sr Sales Tax Bonds Series 2010A	b	0.15%		07/29/14	5,815,000	5,815,000

Massachusetts Development Finance Agency
Education RB (Cushing Academy) Series 2004 (LOC: TD Bank NA)		0.07%		01/07/14	2,630,000	2,630,000

First Mortgage RB (Brookhaven at Lexington) Series 2005B (LOC: Bank of America, NA)		0.15%		01/07/14	3,280,000	3,280,000

RB (Boston Univ) Series U5B (LOC: Federal Home Loan Bank)		0.03%		01/07/14	4,900,000	4,900,000

RB (CIL Realty of Mass) Series 2013 (LOC: Manufacturers & Traders Trust Co)		0.06%		01/07/14	9,200,000	9,200,000

RB (Jewish Rehabilitation Centers for Living) Series 2011B (LOC: Manufacturers & Traders Trust Co)		0.11%		01/07/14	4,925,000	4,925,000

RB (JHC Assisted Living Corp) Series 1998A (LOC: TD Bank NA)		0.08%		01/07/14	8,095,000	8,095,000

RB (Marine Biological Laboratory) Series 2006 (LOC: JPMorgan Chase Bank, NA)		0.08%		01/07/14	7,465,000	7,465,000

RB (Masonic Nursing Home) Series 2002A (LOC: Manufacturers & Traders Trust Co)		0.08%		01/07/14	7,200,000	7,200,000

RB (Tabor Academy) Series 2007B (LOC: Federal Home Loan Bank)		0.07%		01/07/14	2,655,000	2,655,000

RB (YMCA of Greater Worcester) Series 2006 (LOC: TD Bank NA)		0.07%		01/07/14	3,940,000	3,940,000

Massachusetts Health & Educational Facilities Auth
RB (Amherst College) Series 2005J2		0.02%		01/02/14	2,900,000	2,900,000

RB (Amherst College) Series F		0.04%		01/07/14	9,100,000	9,100,000

RB (Baystate Medical Center) Series 2009J2 (LOC: JPMorgan Chase Bank, NA)		0.04%		01/02/14	2,200,000	2,200,000

RB (Baystate Medical Center) Series 2009K1 (LOC: Wells Fargo Bank, NA)		0.01%		01/02/14	7,200,000	7,200,000

RB (Capital Asset Program) Series 2004M4A (LOC: Bank of America, NA)		0.06%		01/07/14	6,665,000	6,665,000

RB (Capital Asset Program) Series M2 (LOC: Bank of America, NA)		0.06%		01/07/14	2,040,000	2,040,000

RB (Harvard Univ) Series R		0.01%		01/02/14	3,535,000	3,535,000

RB (Harvard Univ) Series Y		0.03%		01/07/14	3,050,000	3,050,000

RB (MIT) Series 2008N (LIQ: Barclays Bank Plc)	a	0.07%		01/07/14	2,565,000	2,565,000

RB (MIT) Series 2008N (LIQ: Citibank, NA)	a	0.06%		01/07/14	2,000,000	2,000,000

RB (Partners HealthCare) Series 2009 I-2 (LIQ: US Bank, NA)		0.04%		01/07/14	12,700,000	12,700,000

RB (Partners HealthCare) Series 2010J1 (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		01/07/14	2,100,000	2,100,000

RB (Tufts Univ) Series 2008N1 (LIQ: US Bank, NA)		0.02%		01/02/14	8,950,000	8,950,000

RB (UMass) Series 2007E&F (LIQ: US Bank, NA)	a	0.06%		01/07/14	7,235,000	7,235,000

Massachusetts School Building Auth
Dedicated Sales Tax Bonds Series 2005A (LIQ: Citibank, NA)	a	0.08%		01/07/14	6,200,000	6,200,000

Dedicated Sales Tax Bonds Series 2005A (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		01/07/14	5,850,000	5,850,000

Dedicated Sales Tax Bonds Series 2007A (LIQ: Citibank, NA)	a	0.06%		01/07/14	10,670,000	10,670,000

Dedicated Sales Tax Bonds Series 2007A (LIQ: JPMorgan Chase Bank, NA)	a	0.08%		01/07/14	1,315,000	1,315,000

Sr Dedicated Sales Tax Bonds Series 2011B (LIQ: Barclays Bank Plc)	a	0.07%		01/07/14	2,865,000	2,865,000

Sr Dedicated Tax Refunding Bonds Series 2012B (LIQ: JPMorgan Chase Bank, NA)	a	0.07%		01/07/14	3,750,000	3,750,000

See financial notes 59

 Schwab Massachusetts AMT Tax-Free Money Fund

Portfolio Holdings continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)
Massachusetts Water Pollution Abatement Trust
Pool Program Refunding Bonds Series 2006 (LIQ: Credit Suisse AG)	a	0.06%		01/07/14	8,195,000	8,195,000

State Revolving Fund Bonds Series 14 (LIQ: Morgan Stanley Bank NA)	a	0.08%		01/07/14	6,665,000	6,665,000

Massachusetts Water Resources Auth
General Refunding RB Series 2007B (LIQ: Branch Banking & Trust Co)	a	0.07%		01/07/14	8,915,000	8,915,000

Metropolitan Boston Transit Parking Corp
Sr Lien Parking RB Series 2011 (GTY/LIQ: Wells Fargo Bank, NA)	a	0.08%		01/07/14	2,500,000	2,500,000

Univ of Massachusetts Building Auth
Facilities RB Sr Series 2008A (LIQ: Barclays Bank Plc)		0.05%		01/07/14	14,395,000	14,395,000

RB (Univ of Massachusetts) Sr Series 2013-1 (LIQ: Citibank, NA)	a	0.08%		01/07/14	5,500,000	5,500,000

Refunding RB Sr Series 2011-1 (LIQ: Wells Fargo Bank, NA)		0.04%		01/07/14	1,150,000	1,150,000

Refunding RB Sr Series 2011-2	b	0.15%		07/29/14	8,930,000	8,930,000

						284,176,076

California 0.5%
California Statewide Communities Development Auth
RB (Kaiser Permanente) Series 2004L		0.03%		01/07/14	2,000,000	2,000,000

District of Columbia 0.6%
District of Columbia
RB (American Geophysical Union) Series 1993 (LOC: Bank of America, NA)		0.08%		01/07/14	930,000	930,000

Washington Convention Center Auth
Sr Lien Dedicated Tax Refunding RB Series 2007A (GTY/LIQ: US Bank, NA)	a	0.06%		01/07/14	1,515,000	1,515,000

						2,445,000

Georgia 2.0%
Burke Cnty Development Auth
Pollution Control RB (Georgia Power Plant Vogtle) First Series 2009		0.05%		01/02/14	4,740,000	4,740,000

Macon Water Auth
Water & Sewer RB Series 2012		0.06%		01/07/14	4,000,000	4,000,000

						8,740,000

Minnesota 0.3%
Minneapolis
M/F Housing RB (Seven Corners Apts) Series 2012F (LOC: Wells Fargo Bank, NA)		0.16%		01/07/14	1,495,000	1,495,000

Missouri 0.7%
Missouri Health & Educational Facilities Auth
Health Facilities RB (SSM Health Care) Series 2005D4 (LIQ: JPMorgan Chase Bank, NA)		0.08%		01/07/14	3,000,000	3,000,000

New Mexico 0.7%
New Mexico Educational Assistance Foundation
Education Loan Bonds Series 2010-2A2 (GTY/LIQ: Wells Fargo Bank, NA)	a	0.08%		01/07/14	2,990,000	2,990,000

Oregon 0.5%
Oregon State Facilities Auth
RB (Providence Health & Services) Series 2013C		0.11%	01/07/14	10/01/14	2,000,000	2,000,000

60 See financial notes

 Schwab Massachusetts AMT Tax-Free Money Fund

Portfolio Holdings continued

					Face
Issuer			Effective	Maturity	Amount	Value
Type of Security, Series	Footnotes	Rate	Maturity	Date	($)	($)

Pennsylvania 1.6%
Upper St. Clair Township
GO Bonds Series 2008 (LIQ: Bank of New York Mellon)		0.11%		01/07/14	7,000,000	7,000,000

Total Variable-Rate Securities
(Cost $313,846,076)						313,846,076

End of Investments.

At 12/31/13, the tax basis cost of the fund’s investments was $428,161,117.

a	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $122,530,000 or 28.5% of net assets.
b	Illiquid security. At the period end, the value of these amounted to $14,745,000 or 3.4% of net assets.

BAN —	Bond anticipation note
CCD —	Community college district
COP —	Certificate of participation
CP —	Commercial paper
CSD —	Central school district
GO —	General obligation
GTY —	Guaranty agreement
HFA —	Housing finance agency/authority
HRA —	Housing & redevelopment authority
HSD —	High school district
IDA —	Industrial development agency/authority
IDB —	Industrial development board
IDC —	Industrial development corporation
IDRB —	Industrial development revenue bond
IRB —	Industrial revenue bond
ISD —	Independent school district
LIQ —	Liquidity agreement
LOC —	Letter of credit
M/F —	Multi-family
RAN —	Revenue anticipation note
RB —	Revenue bond
SD —	School district
S/F —	Single-family
TAN —	Tax anticipation note
TRAN —	Tax and revenue anticipation note
UFSD —	Union free school district
UHSD —	Union high school district
USD —	Unified school district

At December 31, 2013, all of the fund’s investment securities were classified as Level 2. The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended December 31, 2013. The breakdown of the fund’s investments into major categories is disclosed on the portfolio holdings. (See financial note 2(a) for additional information)

See financial notes 61

 Schwab Massachusetts AMT Tax-Free Money Fund

Statement of
Assets and Liabilities
As of December 31, 2013

Assets

Investments, at cost and value (Note 2a)		$428,161,117
Cash		98,081
Receivables:
Investments sold		1,000,000
Interest		721,464
Prepaid expenses	+	4,203

Total assets		429,984,865

Liabilities

Payables:
Shareholder service fees		1,281
Distributions to shareholders		122
Accrued expenses	+	31,198

Total liabilities		32,601

Net Assets

Total assets		429,984,865
Total liabilities	−	32,601

Net assets		$429,952,264

Net Assets by Source
Capital received from investors		429,952,264

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$429,952,264		429,317,188		$1.00

62 See financial notes

 Schwab Massachusetts AMT Tax-Free Money Fund

Statement of
Operations
For the period January 1, 2013 through December 31, 2013

Investment Income

Interest		$631,285

Expenses

Investment adviser and administrator fees		1,534,065
Shareholder service fees		1,534,065
Portfolio accounting fees		86,257
Professional fees		29,338
Independent trustees’ fees		27,793
Registration fees		26,836
Transfer agent fees		19,770
Custodian fees		13,537
Shareholder reports		7,928
Interest expense		266
Other expenses	+	9,281

Total expenses		3,289,136
Expense reduction by CSIM and its affiliates	−	2,701,592
Custody credits	−	26

Net expenses	−	587,518

Net investment income		43,767

Realized Gains (Losses)

Net realized gains on investments		42,741

Increase in net assets resulting from operations		$86,508

See financial notes 63

 Schwab Massachusetts AMT Tax-Free Money Fund

Statement of
Changes in Net Assets
For the current and prior report periods

Operations

1/1/13-12/31/13			1/1/12-12/31/12
Net investment income		$43,767	$44,057
Net realized gains	+	42,741	74,504

Increase in net assets from operations		86,508	118,561

Distributions to Shareholders

Distributions from net investment income		(43,767)	(44,057)
Distributions from net realized gains	+	(15,450)	(44,850)

Total distributions		(59,217)	(88,907)

Transactions in Fund Shares*

Shares sold		1,069,441,235	1,191,002,413
Shares reinvested		57,890	87,682
Shares redeemed	+	(1,138,558,538)	(1,116,826,759)

Net transactions in fund shares		(69,059,413)	74,263,336

Net Assets

Beginning of period		498,984,386	424,691,396
Total increase or decrease	+	(69,032,122)	74,292,990

End of period		$429,952,264	$498,984,386

*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.

64 See financial notes

 Schwab Municipal Money Funds

Financial Notes

1. Business Structure of the Funds:

Each of the funds in this report is a series of The Charles Schwab Family of Funds (the “trust”), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The list below shows all the funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:

The Charles Schwab Family of Funds (organized October 20, 1989)	Schwab Investor Money Fund
Schwab Money Market Fund	Schwab Municipal Money Fund
Schwab Government Money Fund	Schwab AMT Tax-Free Money Fund
Schwab U.S. Treasury Money Fund	Schwab California Municipal Money Fund
Schwab Treasury Obligations Money Fund	Schwab California AMT Tax-Free Money Fund
Schwab Value Advantage Money Fund	Schwab New York AMT Tax-Free Money Fund
Schwab Advisor Cash Reserves	Schwab New Jersey AMT Tax-Free Money Fund
Schwab Cash Reserves	Schwab Pennsylvania Municipal Money Fund
Schwab Retirement Advantage Money Fund	Schwab Massachusetts AMT Tax-Free Money Fund

Schwab New York AMT Tax-Free Money Fund offers two share classes: Sweep Shares and Value Advantage Shares. Shares of each class represent interest in the same portfolio, but each class has different expenses and investment minimums. Schwab New Jersey AMT Tax-Free Money Fund, Schwab Pennsylvania Municipal Money Fund, and Schwab Massachusetts AMT Tax-Free Money Fund each offer one share class: Sweep Shares.

Shares are bought and sold at closing net asset value per share (“NAV”), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the funds’ Board of Trustees (the “Board”) may authorize the issuance of as many shares as necessary.

Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

(a) Security Valuation:

Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities in the funds are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that

 65

 Schwab Municipal Money Funds

Financial Notes (continued)

2. Significant Accounting Policies (continued):

asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information. Securities held by money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.

•	Level 3 — significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The levels associated with valuing the funds’ investments as of December 31, 2013 are disclosed in the Portfolio Holdings.

(b) Accounting Policies for certain Portfolio Investments (if held):

Delayed-Delivery Transactions: The funds may buy securities at a predetermined price or yield, with payment and delivery taking place after the customary settlement period for that type of security. The funds will assume the rights and risks of ownership at the time of purchase, including the risk of price and yield fluctuations. Typically, no interest will accrue to a fund until the security is delivered. The funds will earmark or segregate appropriate liquid assets to cover their delayed-delivery purchase obligations.

(c) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.

(d) Investment Income:

Interest income is recorded as it accrues. If a fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes premiums and accretes discounts from the current date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security is callable (meaning that the issuer has the option to pay it off before its maturity date), then the fund amortizes the premium to the security’s call date and price, rather than the maturity date and price.

66

 Schwab Municipal Money Funds

Financial Notes (continued)

2. Significant Accounting Policies (continued):

(e) Expenses:

Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

For funds offering multiple share classes, the net investment income, other than class specific expenses, and the realized and unrealized gains or losses, are allocated daily to each class in proportion to their average daily net assets.

(f) Distributions to Shareholders:

The funds declare distributions from net investment income, if any, every day they are open for business. These distributions, which are substantially equal to the funds’ net investment income for that day, are paid out to shareholders once a month. The funds make distributions from net realized capital gains, if any, once a year.

(g) Custody Credit:

The funds have an arrangement with their custodian bank, State Street Bank and Trust Company (“State Street”), under which the funds may receive a credit for their uninvested cash balance to offset their custody fees and accounting fees. The credit amounts, if any, are disclosed in the Statement of Operations as a reduction to the funds’ operating expenses.

(h) Accounting Estimates:

The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.

(i) Federal Income Taxes:

The funds intend to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the funds distribute substantially all of their net investment income and realized net capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

(j) Indemnification:

Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.

3. Credit and Liquidity Enhancements:

A substantial portion of the funds’ investments are in securities with credit enhancements and/or liquidity enhancements from financial institutions or corporations. These enhancements are employed by the issuers of the securities to reduce credit risk and provide liquidity for the purchaser. The following table provides detail on the approximate percentage of each fund’s investments

 67

 Schwab Municipal Money Funds

Financial Notes (continued)

3. Credit and Liquidity Enhancements (continued):

in securities with these types of enhancements, as well as the name of the entity providing the largest proportion of enhancements in each fund.

	Schwab	Schwab	Schwab	Schwab
	New York	New Jersey	Pennsylvania	Massachusetts
	AMT Tax-Free	AMT Tax-Free	Municipal	AMT Tax-Free
	Money Fund	Money Fund	Money Fund	Money Fund

% of investments in securities with credit enhancements or liquidity enhancements	74%	68%	75%	67%
Largest % of investments in securities with credit enhancements or liquidity enhancements from a single institution	11% (JP Morgan Chase Group)	19% (Wells Fargo Group)	12% (JP Morgan Chase Group)	9% (U.S. Bank Group)

For additional information, please refer to the funds’ Portfolio Holdings.

4. Risk Factors:

Investment Risk. An investment in a fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the funds seek to preserve the value of a shareholder’s investment at $1 per share, it is possible to lose money by investing in the funds.

Interest Rate Risk. Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, a fund’s yield will change over time. During periods when interest rates are low, a fund’s yield (and total return) also will be low. A change in a central bank’s monetary policy or improving economic conditions may result in an increase in interest rates. Rising interest rates may decrease liquidity in the money market securities markets, making it more difficult for a fund to sell its money market investments at a time when the investment adviser might wish to sell such investments. Decreased market liquidity also may make it more difficult to value some or all of a fund’s money market securities holdings. In addition, to the extent a fund makes any reimbursement payments to the investment adviser and/or its affiliates, the fund’s yield would be lower.

Credit Risk. A fund is subject to the risk that a decline in the credit quality of a portfolio investment could cause the fund to lose money or underperform. A fund could lose money if the issuer of a portfolio investment fails to make timely principal or interest payments or if a guarantor or liquidity provider of a portfolio investment fails to honor its obligations. For fixed rate investments, negative perceptions of the ability of an issuer, guarantor or liquidity provider to make payments or otherwise honor its obligations, as applicable, could also cause the price of that investment to decline. The credit quality of a fund’s portfolio holdings can change rapidly in certain market environments and any downgrade or default on the part of a single portfolio investment could cause the fund’s share price or yield to fall. The fund’s investments in securities with credit or liquidity enhancements provided by foreign entities may involve certain risks that are greater than those associated with investments in securities with credit or liquidity enhancements provided by U.S. entities. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. In addition, sovereign risk, or the risk that a government may become unwilling or unable to meet its loan obligations or guarantees, could increase the credit risk of financial institutions connected to that particular country.

Management Risk. Any actively managed mutual fund is subject to the risk that its investment adviser will make poor security selections. A fund’s investment adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results. The investment adviser’s maturity

68

 Schwab Municipal Money Funds

Financial Notes (continued)

4. Risk Factors (continued):

decisions will also affect a fund’s yield, and in unusual circumstances potentially could affect its share price. To the extent that the investment adviser anticipates interest rate trends imprecisely, a fund’s yield at times could lag those of other money market funds.

Liquidity Support Provider Risk. The funds may invest a substantial portion of its assets in securities with guarantees and/or liquidity supports provided by a bank or other financial institution, and the existence and nature of such supports may be a significant factor in the investment adviser’s decision-making process. Generally, these enhancements are employed by the issuers of the securities to reduce credit risk and provide enhanced or back-up liquidity for purchasers, such as the funds. Adverse developments affecting these banks and financial institutions could therefore have a negative effect on the value of a fund’s holdings. For example, a rating agency downgrade of a credit or liquidity support provider may adversely affect the value of securities held by a fund. Any decline in the value of the securities held by a fund could cause the fund’s share price or yield to fall. To the extent that a portion of a fund’s underlying investments are guaranteed by the same bank or financial institution, these risks may be increased.

State and Regional Risk. State and regional factors could affect a fund’s performance. To the extent that a fund invests in securities from a given state or geographic region, its share price and performance could be affected by local, state and regional factors, including erosion of the tax base and changes in the economic climate. National governmental actions, such as elimination of tax-exempt status, also could affect performance. In addition, a municipality or municipal project that relies directly or indirectly on national governmental funding mechanisms may be negatively affected by the national government’s current budgetary constraints.

Investment Concentration Risk. To the extent that a fund invests a substantial portion of its assets in municipal securities financing similar projects, the fund may be more sensitive to adverse economic, business or political developments. A change that affects one project, such as proposed legislation on the financing of the project, a shortage of materials needed for the project, or a declining need for the project, would likely affect all similar projects and the overall municipal securities market.

Taxable Determinations Risk. Some of a fund’s income could be taxable. If certain types of investments a fund buys as tax-exempt are later ruled to be taxable, a portion of the fund’s income could become taxable. This risk, although generally considered low, is somewhat higher for investments that have been structured as municipal money market securities than for investments in other types of municipal money market securities. Any defensive investments in taxable securities or securities whose interest is subject to the federal alternative minimum tax (“AMT”) could generate taxable income. Also, some types of municipal securities produce income that is subject to the AMT.

Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. The market for certain investments may become illiquid due to specific adverse changes in the conditions of a particular issuer or under adverse market or economic conditions independent of the issuer. A fund’s investments in illiquid securities may reduce the returns of the fund because it may be unable to sell the illiquid securities at an advantageous time or price. Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.

Redemption Risk. A fund may experience periods of heavy redemptions that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. Redemptions by a few large investors in a fund may have a significant adverse effect on the fund’s ability to maintain a stable $1.00 share price. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the funds, could face a market-wide risk of increased redemption pressures, potentially jeopardizing the stability of their $1.00 share prices.

Regulatory Risk. The Securities and Exchange Commission (SEC) and other regulators may adopt additional money market fund regulations in the future, which may impact the operation and performance of a fund.

Money Market Risk. The funds are not designed to offer capital appreciation. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.

Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.

 69

 Schwab Municipal Money Funds

Financial Notes (continued)

5. Affiliates and Affiliated Transactions:

Charles Schwab Investment Management, Inc. (“CSIM” or the “investment adviser”), a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (“Advisory Agreement”) between CSIM and the trust.

For its advisory and administrative services to the funds, CSIM is entitled to receive an annual fee, payable monthly, based on a percentage of each fund’s average daily net assets as follows:

Average Daily Net Assets

First $1 billion	0.35%
More than $1 billion but not exceeding $10 billion	0.32%
More than $10 billion but not exceeding $20 billion	0.30%
More than $20 billion but not exceeding $40 billion	0.27%
Over $40 billion	0.25%

The Board has adopted a Shareholder Servicing and Sweep Administration Plan (the “Plan”) on behalf of the funds. The Plan enables each fund to bear expenses relating to the provision by service providers, including Charles Schwab & Co., Inc. (a broker-dealer affiliate of CSIM, “Schwab”), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the funds. Schwab serves as the funds’ paying agent under the Plan for making payments of the shareholder service fee due to the service providers (other than Schwab). All shareholder service fees paid by the funds to Schwab in its capacity as the funds’ paying agent will be passed through to the service providers, and Schwab will not retain any portion of such fees. The Plan also enables the sweep shares of the funds to pay Schwab for certain sweep administration services, such as processing of automatic purchases and redemptions it provides to fund shareholders invested in the funds.

Pursuant to the Plan, each fund’s shares are subject to an annual shareholder servicing fee up to the amount set forth in the table below. The shareholder servicing fee paid to a particular service provider is made pursuant to its written agreement with Schwab (or, in the case of payments made to Schwab, pursuant to Schwab’s written agreement with the funds), and the funds will pay no more than the amounts listed in the table below of the average annual daily net asset value of the fund shares owned by shareholders holding shares through such service providers. Sweep shares of the funds are also subject to an annual sweep administration fee up to the amount set forth below. The sweep administration fee paid to Schwab is based on the average daily net asset value of the fund shares owned by shareholders holding shares through Schwab. Payments under the Plan are made as described above regardless of Schwab’s or the service provider’s actual cost of providing the services. If the cost of providing the services under the Plan is less than the payments received, the unexpended portion of the fees may be retained as profit by Schwab or the service provider.

	Shareholder Service Fees	Sweep Administration Fees

Sweep Shares	0.25%	0.10%
Value Advantage Shares*	0.22%	n/a

*	Value Advantage Shares are only offered by Schwab New York AMT Tax-Free Money Fund.

Contractual Expense Limitation

CSIM and its affiliates have made an additional agreement with each fund, for so long as CSIM serves as the investment adviser to the funds, which may only be amended or terminated with the approval of the Board, to limit the total annual fund operating expenses charged, excluding interest, taxes, and certain non-routine expenses (“expense limitation”). The expense limitation as a percentage of average daily net assets is as follows:

	Schwab	Schwab	Schwab	Schwab
	New York	New Jersey	Pennsylvania	Massachusetts
	AMT Tax-Free	AMT Tax-Free	Municipal	AMT Tax-Free
	Money Fund	Money Fund	Money Fund	Money Fund

Sweep Shares	0.65%	0.65%	0.65%	0.65%
Value Advantage Shares*	0.45%	n/a	n/a	n/a

*	Value Advantage Shares are only offered by Schwab New York AMT Tax-Free Money Fund.

70

 Schwab Municipal Money Funds

Financial Notes (continued)

5. Affiliates and Affiliated Transactions (continued):

In addition, effective January 1, 2013 through December 31, 2013, CSIM and its affiliates agreed to waive an additional amount of the funds’ expenses equal to 0.005% of the funds’ average daily assets.

During the period ended December 31, 2013, the Schwab New York AMT Tax Free Money Fund waived $10,865,534 in expenses of which $1,414,970 was waived in accordance with the contractual expense limitations noted above and the remainder to maintain a positive net yield as noted below. The Schwab New Jersey AMT Tax-Free Money Fund waived $3,685,678 in expenses of which $578,096 was waived in accordance with the contractual expense limitations noted above and the remainder to maintain a positive net yield as noted below. The Schwab Pennsylvania Municipal Money Fund waived $3,132,471 in expenses of which $511,994 was waived in accordance with the contractual expense limitations noted above and the remainder to maintain a positive net yield as noted below. The Schwab Massachusetts AMT Tax-Free Money Fund waived $2,701,592 in expenses of which $461,807 was waived in accordance with the contractual expense limitations noted above and the remainder to maintain a positive net yield as noted below.

Voluntary Yield Waiver/Reimbursement

In addition to the contractual expense limitation agreements noted above, CSIM and its affiliates also may waive and/or reimburse expenses to the extent necessary to maintain a positive net yield for each fund or each class of a fund. CSIM and its affiliates may recapture from a fund any of these expenses or fees they have waived and/or reimbursed until the third anniversary of the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. The reimbursement payments by a fund to CSIM and its affiliates are considered “non-routine expenses” and are not subject to any net operating expense limitations in effect at the time of such payment. This recapture could negatively affect a fund’s future yield. There were no prior year amounts recaptured. As of December 31, 2013, the balance of recoupable expenses is as follows:

	Expiration Date
	December 31, 2014	December 31, 2015	December 31, 2016	Total

Schwab New York AMT Tax-Free Money Fund
Sweep Shares	$5,905,518	$7,372,882	$8,547,565	$21,825,965
Value Advantage Shares	781,824	929,692	902,999	2,614,515
Schwab New Jersey AMT Tax-Free Money Fund	2,335,709	2,612,447	3,107,582	8,055,738
Schwab Pennsylvania Municipal Money Fund	1,709,300	2,126,312	2,620,477	6,456,089
Schwab Massachusetts AMT Tax-Free Money Fund	1,698,125	2,020,908	2,239,785	5,958,818

As of December 31, 2013, recoupable expenses expired as follows:

Schwab New York AMT Tax-Free Money Fund
Sweep Shares	4,886,210
Value Advantage Shares	785,362
Schwab New Jersey AMT Tax-Free Money Fund	2,100,964
Schwab Pennsylvania Municipal Money Fund	1,357,923
Schwab Massachusetts AMT Tax-Free Money Fund	1,502,176

The funds may engage in direct transactions with certain other Schwab Funds when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and/or officers. For the period ended December 31, 2013, each fund’s total aggregate security transactions with other Schwab Funds were as follows:

Schwab New York AMT Tax-Free Money Fund	$11,585,000
Schwab New Jersey AMT Tax-Free Money Fund	19,082,770
Schwab Pennsylvania Municipal Money Fund	—
Schwab Massachusetts AMT Tax-Free Money Fund	—

 71

 Schwab Municipal Money Funds

Financial Notes (continued)

5. Affiliates and Affiliated Transactions (continued):

Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate to be charged on a loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review by the Board. The funds had no interfund borrowing or lending activity during the period.

6. Board of Trustees:

The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted in each fund’s Statement of Operations. For information regarding the trustees please refer to Trustees and Officers table at the end of this report.

7. Borrowing from Banks:

The funds have access to custodian overdraft facilities, a committed line of credit of $150 million with State Street, an uncommitted line of credit of $100 million with Bank of America, N.A. and an uncommitted line of credit of $50 million with Brown Brothers Harriman & Co. The funds pay interest on the amounts they borrow at rates that are negotiated periodically. The funds also pay an annual fee to State Street for the committed line of credit.

There were no borrowings from the lines of credit by the funds during the period. However, the funds may have utilized their overdraft facility and incurred interest expense, which is disclosed in the Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

8. Federal Income Taxes:

As of December 31, 2013, the funds had no undistributed earnings on a tax basis.

Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2013, the funds had no capital loss carryforwards.

For tax purposes, realized net capital losses and late-year ordinary losses incurred after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the year ended December 31, 2013, the funds had no capital losses deferred and no capital losses utilized.

The tax-basis components of distributions paid during the current and prior fiscal years were as follows:

	Schwab	Schwab	Schwab	Schwab
	New York	New Jersey	Pennsylvania	Massachusetts
	AMT Tax-Free	AMT Tax-Free	Municipal	AMT Tax-Free
	Money Fund	Money Fund	Money Fund	Money Fund

Current period distributions
Tax-exempt income	$197,592	$62,569	$51,723	$43,767
Ordinary income	31,429	12,491	—	3,975
Long-term capital gains	108,260	—	1,459	11,475

Prior period distributions
Tax-exempt income	$201,673	$60,127	$48,068	$44,057
Ordinary income	166,756	5,806	—	2,748
Long-term capital gains	2,057	6,871	5,517	42,102

Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes; there were no such differences in the current year. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes. The funds may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.

72

 Schwab Municipal Money Funds

Financial Notes (continued)

8. Federal Income Taxes (continued):

Permanent book and tax basis differences may result in reclassifications between components of net assets as required. The adjustments will have no impact on net assets or the results of operations. As of December 31, 2013, the funds made the following reclassifications:

	Schwab	Schwab	Schwab	Schwab
	New York	New Jersey	Pennsylvania	Massachusetts
	AMT Tax-Free	AMT Tax-Free	Municipal	AMT Tax-Free
	Money Fund	Money Fund	Money Fund	Money Fund

Capital shares	$186,064	$8,751	$3,636	$27,291
Net realized capital gains and losses	(186,064)	(8,751)	(3,636)	(27,291)

As of December 31, 2013, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended December 31, 2013, the funds did not incur any interest or penalties.

9. Subsequent Events:

Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.

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Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of:
Schwab New York AMT Tax-Free Money Fund
Schwab New Jersey AMT Tax-Free Money Fund
Schwab Pennsylvania Municipal Money Fund
Schwab Massachusetts AMT Tax-Free Money Fund

In our opinion, the accompanying statements of assets and liabilities, including the portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Schwab New York AMT Tax-Free Money Fund, Schwab New Jersey AMT Tax-Free Money Fund, Schwab Pennsylvania Municipal Money Fund and Schwab Massachusetts AMT Tax-Free Money Fund (four of the portfolios constituting The Charles Schwab Family of Funds, hereafter referred to as the “Funds”) at December 31, 2013, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2013 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
San Francisco, California
February 14, 2014

74

Other Federal Tax Information (unaudited)

The funds designate the following percentage of the distributions paid from net investment income as exempt-interest dividends under Internal Revenue Code section 852(b)(5) and under California Revenue and Taxation Code section 17145 for the year ended December 31, 2013.

Percentage

Schwab New York AMT Tax-Free Money Fund	100%
Schwab New Jersey AMT Tax-Free Money Fund	100%
Schwab Pennsylvania Municipal Money Fund	100%
Schwab Massachusetts AMT Tax-Free Money Fund	100%

Under Section 852 (b)(3)(C) of the Internal Revenue Code, the funds hereby designate the following amounts as long-term capital gain dividends for the fiscal year ended December 31, 2013:

Schwab New York AMT Tax-Free Money Fund	$290,842
Schwab New Jersey AMT Tax-Free Money Fund	7,367
Schwab Pennsylvania Municipal Money Fund	5,095
Schwab Massachusetts AMT Tax-Free Money Fund	38,327

 75

Trustees and Officers

The tables below give information about the trustees and officers of The Charles Schwab Family of Funds, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust. The Fund Complex includes 99 funds.

The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the funds’ Statement of Additional Information, which is available free by calling 1-800-435-4000.

 Independent Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Mariann Byerwalter 1960 Trustee (Trustee of The Charles Schwab Family of Funds since 2000.)	Chairman of JDN Corporate Advisory LLC (advisory services firm) (Oct. 2001 – present).	76	Director, WageWorks, Inc. (2010 – present) Director, Redwood Trust, Inc. (1998 – present) Director, PMI Group Inc. (2001 – 2009)

John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds since 2008.)	Senior Fellow, The Hoover Institution at Stanford University (Oct. 1979 – present); Senior Fellow, Stanford Institute for Economic Policy Research; Professor of Public Policy, Stanford University (Sept. 2000 – present).	76	Director, Gilead Sciences, Inc. (2005 – present) Director, Monaco Coach Corporation (2005 – 2009)

David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds since 2011.)	Private Investor.	76	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present)

Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds since 2011.)	Retired. Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services for consumers and small businesses) (Dec. 2008 – Aug. 2013).	76	Director, KLA-Tencor Corporation (2008 – present)

Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds since 2000.)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (1990 – present).	76	Director, Eaton (2012 – present)
Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – 2013)
Director, Oneok, Inc. (2009 – 2013)
			Lead Independent Director, Board of Cooper Industries (2002 – 2012)

Joseph H. Wender 1944 Trustee (Trustee of The Charles Schwab Family of Funds since 2008.)	Senior Consultant, Goldman Sachs & Co., Inc. (investment banking and securities firm) (Jan. 2008 – present); Partner, Colgin Partners, LLC (vineyards) (February 1998 – present).	76	Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals (1994 – present)

76

 Interested Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served)	During the Past Five Years	the Trustee	Other Directorships

Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of The Charles Schwab Family of Funds since 1989.)	Chairman and Director, The Charles Schwab Corporation, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc., Charles Schwab Bank, N. A.; Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I, Schwab International Holdings, Inc.; Chief Executive Officer, Schwab Holdings, Inc.; Through June 2007, Director, U.S. Trust Company, N. A., U.S. Trust Corporation, United States Trust Company of New York. Until October 2008, Chief Executive Officer, The Charles Schwab Corporation, Charles Schwab & Co., Inc.	76	None

Walter W. Bettinger II2 1960 Trustee (Trustee of The Charles Schwab Family of Funds since 2008.)	As of October 2008, President and Chief Executive Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation. Since October 2008, Director, The Charles Schwab Corporation. Since May 2008, Director, Charles Schwab & Co., Inc. and Schwab Holdings, Inc. Since 2006, Director, Charles Schwab Bank. Until October 2008, President and Chief Operating Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation. From 2004 through 2007, Executive Vice President and President, Schwab Investor Services. From 2004 through 2005, Executive Vice President and Chief Operating Officer, Individual Investor Enterprise, and from 2002 through 2004, Executive Vice President, Corporate Services.	99	None

 Officers of the Trust

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Marie Chandoha 1961 President and Chief Executive Officer (Officer of The Charles Schwab Family of Funds since 2010.)	Executive Vice President, Charles Schwab & Co., Inc. (Sept. 2010 – present); Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (March 2007 – August 2010).

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of The Charles Schwab Family of Funds since 2004.)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present), Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Treasurer and Chief Financial Officer, Laudus Funds (2006 – present); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – present) and Schwab ETFs (Oct. 2009 – present); Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) Limited (April 2005 – present).

Omar Aguilar 1970 Senior Vice President and Chief Investment Officer – Equities (Officer of The Charles Schwab Family of Funds since 2011.)	Senior Vice President and Chief Investment Officer — Equities, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Equities, Schwab Funds and Laudus Funds (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (May 2009 – April 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).

 77

 Officers of the Trust (continued)

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Brett Wander 1961 Senior Vice President and Chief Investment Officer – Fixed Income (Officer of The Charles Schwab Family of Funds since 2011.)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds and Laudus Funds (June 2011 – present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies, Loomis, Sayles & Company (April 2006 – Jan. 2008).

David Lekich 1964 Chief Legal Officer and Secretary (Officer of The Charles Schwab Family of Funds since 2011.)	Senior Vice President (Sept. 2011 – present), Vice President (March 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present), Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (April 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk, Laudus Funds (April 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.

Catherine MacGregor 1964 Vice President and Assistant Secretary (Officer of The Charles Schwab Family of Funds since 2005.)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (March 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009 – present).

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds retirement policy requires that independent trustees retire at age 72 or after twenty years as a trustee, whichever comes first. In addition, the retirement policy requires any independent trustee of Schwab Funds who also serves as an independent trustee of the Laudus Funds to retire from the Boards of the Schwab Funds upon their required retirement date from either the Boards of Trustees of the Schwab Funds or the Laudus Funds, whichever comes first.
[2]	Mr. Schwab and Mr. Bettinger are Interested Trustees because they own stock of The Charles Schwab Corporation, the parent company of the investment adviser.
[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

78

Glossary

144A securities These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.

Alternative Minimum Tax (AMT) A federal income tax designed to limit the extent to which high-income taxpayers (including individuals, estates, trusts and corporations) can benefit from certain deductions and exemptions. For example, some types of income that are exempt from regular federal income tax are not exempt from the AMT.

bond A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the “coupon rate”) until a specified date (the “maturity date”), at which time the issuer returns the money borrowed (“principal” or “face value”) to the bond holder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.” An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.

bond anticipation notes Obligations sold by a state or local government on a short-term basis in anticipation of the issuance of a longer-term bond in the future.

capital gain, capital loss The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the capital gain or loss is considered unrealized appreciation or depreciation.

commercial paper Promissory notes issued by banks, corporations and other entities to finance short-term credit needs. These securities generally are structured on a discounted basis but sometimes may be interest-bearing notes. Commercial paper, which may be unsecured, is subject to credit risk.

credit-enhanced securities Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security’s value, are designed to help lower the risk of default on a security and may also make the security more liquid.

credit quality The capacity of an issuer to make its interest and principal payments. Federal regulations strictly regulate the credit quality of the securities a money market fund can buy.

credit ratings Debt issuers, including corporations, states and municipalities, may arrange with a recognized independent rating organization, such as Standard & Poor’s, Fitch, Inc., Moody’s Investor Service, and DBRS, to rate their creditworthiness and/or the creditworthiness of their debt issues. For example, an issuer may obtain a long-term rating within the investment grade rating category, which is, from high to low, AAA, AA, A and BBB for Standard & Poor’s, Fitch, and DBRS; and Aaa, Aa, A and Baa for Moody’s.

credit risk The risk that a debt issuer may be unable to pay interest or repay principal to its debt holders.

dollar-weighted average maturity See weighted average maturity.

effective yield A measurement of a fund’s yield that assumes that all interest income is reinvested in additional shares of the fund.

escrow The issuer of an escrowed bond deposits funds in a trust which are verified by a third party to be sufficient to pay the bond’s principal and interest at maturity or at a call date. The funds in the trust are invested in high quality investments, typically US Treasury and Agency obligations which mature at or prior to the bond’s maturity or call date.

expense ratio The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets for the year.

face value The value of a bond, note, mortgage or other security as given on the certificate or instrument. Face value is also referred to as par value or nominal value.

fixed rate notes A security with a fixed rate or coupon and a short maturity (typically within thirteen months). For example, bond, revenue or tax anticipation notes.

Guaranty (GTY) An instrument issued by a financial institution to unconditionally guarantee the repayment of a security’s principal and interest at maturity. The security will typically carry the rating of the institution which provides the guaranty rather than that of the security’s issuer.

illiquid securities Securities are generally considered illiquid if they cannot be disposed of promptly (typically within seven days) and in the ordinary course of business at approximately the amount at which a fund has valued the instruments.

interest Payments to holders of debt securities as compensation for loaning a security’s principal to the issuer.

Letter of Credit (LOC) An instrument issued by a financial institution which unconditionally guarantees the repayment of principal and interest at maturity and upon demand. Many securities known as variable-rate demand obligations (VRDOs) carry LOCs to provide a source of payment to allow the holder of the security to demand repayment after a pre-defined number of days, typically daily or weekly.

Liquidity (LIQ) A liquidity facility is issued by a financial institution to improve the ability of the issuer of the security to meet demands for payment. Many securities known as variable-rate demand obligations (VRDOs) carry liquidity facilities to provide a source of payment to allow the holder of the security to demand repayment after a pre-defined number of days, typically daily or weekly. The issuer of the security must maintain strong long-term ratings and credit characteristics while the liquidity facility is in effect. If the issuer fails to meet certain predetermined financial conditions, the financial institution may terminate its obligation without notice.

liquidity-enhanced security The security’s structure includes a liquidity arrangement that requires an entity other than the issuer (such as a large financial institution) to provide funds to pay a tender under most circumstances. Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities for repayment within a specified time period (usually one day or one week) at any time prior to their final maturity.

maturity The date a debt security is scheduled to be “retired” and its principal amount repaid. The Maturity of an investment will generally reflect the security’s final maturity date unless the security’s structure includes a maturity-shortening provision such as an interest rate reset, demand feature or put feature (the “Effective Maturity Date”). For those securities with a maturity-shortening provision, including variable-rate demand securities, the Maturity is determined by using the Effective Maturity Date, as permitted by Rule 2a-7.

 79

money market securities High-quality, short-term debt securities that may be issued by states and local governments and their agencies. Money market securities must have an effective maturity of no longer than 397 days. Examples include bond and tax anticipation notes, commercial paper, variable-rate demand obligations and tender option bonds.

municipal securities Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.

net asset value per share (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding. Money funds seek to maintain a steady NAV of $1.00.

outstanding shares, shares outstanding When speaking of a company or mutual fund, indicates all shares currently held by investors.

restricted securities Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.

revenue anticipation notes Obligations that are issued in expectation of the receipt of revenue, such as income taxes, property taxes, etc.

taxable equivalent yield The yield an investor would need to get from a taxable investment in order to match the yield paid by a given tax-exempt investment, once the effect of all applicable taxes is taken into account. For example, if your tax rate were 25%, a tax-exempt investment paying 4.5% would have a taxable-equivalent yield for you of 6.0% (4.5% ÷ [1 − 0.25%] = 6.0%).

tax anticipation notes Notes that typically are sold to finance the cash flow needs of municipalities in anticipation of the receipt of taxes on a future date.

tender option bond A security which is created by a financial institution by combining a long-term municipal bond with a liquidity facility which converts the long-term bond into a money-market eligible security. Tender option bonds are issued as section 144A securities.

Tier 1, Tier 2 Tier 1 is the highest category of credit quality, Tier 2 the second highest. A security’s tier can be established either by an independent rating organization or by a determination of the investment adviser. Money market fund shares and U.S. government securities are automatically considered Tier 1 securities.

total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

variable rate demand obligations (VRDOs) Securities that have long maturities but which, because of their structure, require them to repay principal plus accrued interest within a specified timeframe (usually one or seven days) upon the demand of the bond holder. Depending on their structure, the repayment may be made by the bond issuer or by a financial institution, such as a highly rated bank.

variable rate demand preferred shares (VRDP) Variable rate demand securities that are issued by single state or national closed-end municipal bond funds, which, in turn, invest primarily in portfolios of tax-exempt municipal bonds. It is anticipated that the interest on VRDPs will be exempt from federal income tax. These securities are considered “municipal money market securities” for purposes of the fund’s investment policy as stated in the prospectus.

weighted average life (WAL) For money market mutual funds as per rule 2a-7, the weighted average life calculation takes into account either the final maturity date for each security held in the portfolio or, when relevant, the date of the next demand feature (when the fund is scheduled to receive payment of principal and interest after a demand). Money funds are required to maintain a weighted average life of no more than 120 days. Weighted average life for all Schwab money market funds is available in each fund’s monthly schedule of portfolio holdings at www.schwabfunds.com/prospectus and also available in each fund’s Form N-MFP on the SEC’s website at www.sec.gov 60 days after the end of the month to which the information pertains.

weighted average maturity (WAM) For money market mutual funds as per rule 2a-7, the maturity date or Effective Maturity Date (see definition of maturity) of all the debt securities in its portfolio, or the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand, calculated as a weighted average. As a rule, the longer a fund’s weighted average maturity, the greater its interest rate risk. Money funds are required to maintain a weighted average maturity of no more than 60 days.

yield The income paid out by an investment, expressed as a percentage of the investments market value.

80

PRIVACY NOTICE
 THIS IS NOT PART OF THE SHAREHOLDER REPORT

A Commitment to Your Privacy

Your Privacy Is Not for Sale

We do not and will not sell your personal information to anyone, for any reason.

We are committed to protecting the privacy of information we maintain about you. Below are details about our commitment, including the types of information we collect and how we use and share that information. This Privacy Notice applies to you only if you are an individual who invests directly in the funds by placing orders through the funds’ transfer agent. If you place orders through your brokerage account at Charles Schwab & Co., Inc. or an account with another broker-dealer, investment advisor, 401(k) plan, employee benefit plan, administrator, bank or other financial intermediary, you are covered by the privacy policies of that financial institution and should consult those policies.

How We Collect Information About You

We collect personal information about you in a number of ways.

•	APPLICATION AND REGISTRATION INFORMATION.

We collect personal information from you when you open an account or utilize one of our services. We may also collect information about you from third parties such as consumer reporting agencies to verify your identity. The information we collect may include personal information, including your Social Security number, as well as details about your interests, investments and investment experience.

•	TRANSACTION AND EXPERIENCE INFORMATION.

Once your account has been opened, we collect and maintain personal information about your account activity, including your transactions, balances, positions and history. This information allows us to administer your account and provide the services you have requested.

•	WEBSITE USAGE.

When you visit our websites, we may use devices known as “cookies,” graphic interchange format files (GIFs), or other similar web tools to enhance your web experience. These tools help us to recognize you, maintain your web session, and provide a more personalized experience. To learn more, please click the Privacy link on our website.

How We Share and Use Your Information

We provide access to information about you to our affiliated companies, outside companies and other third parties in certain limited circumstances, including:

•	to help us process transactions for your account;

•	when we use other companies to provide services for us, such as printing and mailing your account statements;

•	when we believe that disclosure is required or permitted under law (for example, to cooperate with regulators or law enforcement, resolve consumer disputes, perform credit/authentication checks, or for risk control).

State Laws

We will comply with state laws that apply to the disclosure or use of information about you.

Safeguarding Your Information — Security Is a Partnership

We take precautions to ensure the information we collect about you is protected and is accessed only by authorized individuals or organizations.

Companies we use to provide support services are not allowed to use information about our shareholders for their own purposes and are contractually obligated to maintain strict confidentiality. We limit their use of information to the performance of the specific services we have requested.

We restrict access to personal information by our employees and agents. Our employees are trained about privacy and are required to safeguard personal information.

We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

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Notes

Notes

Notes

Schwab Funds® offers you an extensive family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available Schwab Funds.

Whether you are an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund’s investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

Proxy Voting Policies, Procedures and Results

A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Fund’s website at www.schwabfunds.com/prospectus, the SEC’s website at http://www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabfunds.com/prospectus or the SEC’s website at http://www.sec.gov.

The Schwab Funds Family®

Stock Funds
Schwab Core Equity Fundtm
Schwab Dividend Equity Fundtm
Schwab Large-Cap Growth Fundtm
Schwab Small-Cap Equity Fundtm
Schwab Hedged Equity Fundtm
Schwab Financial Services Fundtm
Schwab Health Care Fundtm
Schwab® International Core Equity Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small Company Index Fund
Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Global Real Estate Fundtm
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab International Index Fund®

Asset Allocation Funds
Schwab Balanced Fundtm
Schwab MarketTrack All Equity Portfoliotm
Schwab MarketTrack Growth Portfoliotm
Schwab MarketTrack Balanced Portfoliotm
Schwab MarketTrack Conservative Portfoliotm
Schwab Target 2010 Fund
Schwab Target 2015 Fund
Schwab Target 2020 Fund
Schwab Target 2025 Fund
Schwab Target 2030 Fund
Schwab Target 2035 Fund
Schwab Target 2040 Fund
Schwab Target 2045 Fund
Schwab Target 2050 Fund
Schwab Target 2055 Fund
Schwab® Monthly Income Fund – Moderate Payout
Schwab® Monthly Income Fund – Enhanced Payout
Schwab® Monthly Income Fund – Maximum Payout

Bond Funds
Schwab Short-Term Bond Market Fundtm
Schwab Intermediate-Term Bond Fundtm
Schwab Total Bond Market Fundtm
Schwab GNMA Fundtm
Schwab® Treasury Inflation Protected Securities Index Fund
Schwab Tax-Free Bond Fundtm
Schwab California Tax-Free Bond Fundtm

Schwab Money Funds
Schwab offers an array of money market funds.1 Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.

[1]	Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105

Funds
Schwab Funds®
P.O. Box 3812, Englewood, CO 80155–3812

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
© 2014 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.
MFR13859-17
00110582

Annual report dated December 31, 2013, enclosed.

Schwab Money Market Fundtm

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Schwab Money Market Fundtm

Annual Report
December 31, 2013

This page is intentionally left blank.

In This Report

Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor: Charles Schwab & Co., Inc. (Schwab).

From the President

Marie Chandoha is President and CEO of Charles Schwab Investment Management, Inc. and the fund covered in this report.

For the 12 months ended December 31, 2013, yields on money market securities remained historically low.

Dear Shareholder,

As President and CEO of Charles Schwab Investment Management, Inc., I’d like to thank you for trusting us to help you meet your investment goals, and for reading this annual report concerning the Schwab Money Market Fund. This fund is part of our core solutions for investing in money market securities, and is designed to offer stability of capital, liquidity, and income.

For the 12 months ended December 31, 2013, yields on money market securities remained historically low. The backdrop for these yields included policies by the Federal Reserve to stimulate the U.S. economy by attempting to hold down interest rates. With modest improvements in the economy, the Fed announced plans to begin “tapering” some of its stimulative policies in 2014. Likewise, the euro zone’s sovereign debt crisis seemed to become less of a concern amid efforts by the European Central Bank to support economic growth in the region, combined with progress on unifying the region’s banking system.

In related industry matters, the SEC proposed various ideas on reforming money funds in June 2013 that could impact the way in which these funds operate, and the SEC is currently reviewing feedback from the industry. However, the nature and implementation time line of any new rules remain relatively unknown and are subject to a lengthy rule-making and implementation process.

For more information about the Schwab Money Market Fund, please continue reading this report. In addition, you can find answers to frequently asked questions and further details about this fund by visiting www.schwabfunds.com, or by contacting us at 1-800-435-4000.

Sincerely,

2 Schwab Money Market Fund

Fund Management

Linda Klingman, Managing Director and Head of Taxable Money Market Strategies, leads the portfolio management team of Schwab’s prime and government taxable money funds. Ms. Klingman also has overall responsibility for all aspects of the management of the fund. Prior to joining CSIM in 1990, Ms. Klingman worked for AIM Management, Inc. for five years, most recently as a senior money market trader. She has managed money market funds since 1988.

Mike Neitzke, Managing Director and Senior Portfolio Manager, is responsible for the day-to-day co-management of the fund. Prior to joining CSIM in 2001, Mr. Neitzke spent 10 years as a principal at Wells Capital Management, where he managed taxable money market funds, including SEC-registered and ERISA-qualified funds. Prior to that, he was a portfolio manager with Union Capital Advisors in Los Angeles. He has worked in the financial industry as a portfolio manager since 1986.

Michael Lin, Portfolio Manager, is responsible for the day-to-day co-management of the fund. Mr. Lin has been a portfolio manager with CSIM since 2006, and also worked in CSIM’s Fund Administration group for nearly four years, where he focused on security pricing and valuation of Schwab Funds. Prior to joining CSIM, he spent three years at American Century Investments, most recently as a senior trader of the taxable money market funds.

Jonathan Roman, Portfolio Manager, is responsible for the day-to-day co-management of the fund. Mr. Roman has been a portfolio manager with CSIM since 2010, and has held a number of positions at the firm since beginning his tenure in 2005. In 2009, he joined the Portfolio Management group as a Trader, and prior to that he worked in the Portfolio Operations and Analytics group providing trading support to the taxable money market desk.

Schwab Money Market Fund 3

Schwab Money Market Fund™

The Schwab Money Market Fund (the fund) seeks the highest current income consistent with stability of capital and liquidity. To pursue its goal, the fund invests in high-quality, short-term money market instruments issued by U.S. and foreign issuers. Examples of these securities include commercial paper, certificates of deposit, repurchase agreements, variable-rate debt securities, and obligations issued by the U.S. government or its agencies and instrumentalities. For more information concerning the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.

Since December 2008, when the Federal Reserve (the Fed) first cut short-term interest rates to present-day levels, yields on money market securities have remained historically low—a trend that continued throughout the period. As a result, and to help the fund maintain a positive net yield, the fund’s investment adviser and its affiliates voluntarily waived certain fees or expenses during the reporting period.* For more information about the fund’s yield and other important characteristics, please review the charts and footnotes that follow this discussion.

Market Highlights. The euro zone’s sovereign debt crisis appeared to stabilize during 2013, while in the U.S., the Fed kept short-term interest rates near zero percent and tried to hold down long-term interest rates. The Fed’s efforts to stimulate economic growth seemed to help, with the housing market and labor market in particular showing signs of improvement. As a result, the Fed announced plans to begin winding down some of its stimulative policies in 2014.

In preparation for this policy shift, the Fed began daily test operations of its Reverse Repurchase Facility in September. The facility will sell securities to eligible buyers. The operation has the potential to help establish a floor for short-term interest rates and is expected to serve as another tool to assist the Fed in managing its monetary policies.

Meanwhile, regulatory requirements have increased the costs of selling short-term securities for many issuers. These costs, and persistently low rates, have encouraged the issuance of longer-term securities instead. Amid this environment, the supply of money market securities in which the portfolio typically invests generally declined.

In addition, unexpectedly strong cash inflows from taxes decreased the government’s need to issue U.S. Treasury bills during the second quarter, while late in the year, buyers who traditionally purchase longer-term securities showed strong demand for shorter-term securities in anticipation of the Fed’s policy shift. These combined factors led to historically low yields for many types of taxable money market securities.

Positioning and Strategies. The fund’s investment adviser focused on stability of capital and ensured liquidity as the market backdrop evolved. In light of the generally stable conditions in the euro zone and support from the European Central Bank for the region’s banking system, the fund continued to selectively invest in securities from countries such as France and Germany. The investment adviser also added securities from countries such as Australia, Canada, Japan, and Sweden that passed a rigorous screening process and seemed to offer attractive yields. In addition, the fund shifted between repurchase agreements (repos) collateralized by government agency securities and repos collateralized by Treasuries amid seasonal supply and demand constraints, while a dwindling supply of asset-backed commercial paper led the fund to reduce its holdings of these securities.

As of 12/31/13:

 Portfolio Composition By Maturity1

% of investments

1-7 Days	33.3%
8-30 Days	23.0%
31-60 Days	11.0%
61-90 Days	8.9%
91-180 Days	19.9%
More than 180 Days	3.9%
Total	100.0%

 Statistics

Weighted Average Maturity[2]	54 Days
Credit Quality Of Holdings[3] % of portfolio	99.98% Tier 1

 Portfolio Composition by Security Type

% of investments

Commercial Paper
Asset Backed	5.4%
Financial Company	5.9%
Other	1.3%
Certificate Of Deposit	46.5%
Government Agency Debt	3.0%
Other Instrument	3.3%
Variable Rate Demand Note	0.3%
Other Note	7.2%
Repurchase Agreement
Government Agency	4.8%
Treasury	17.9%
Other	4.4%
Total	100.0%

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Management views and portfolio holdings may have changed since the report date.

*	The investment adviser and its affiliates may recapture expenses or fees they waived under a voluntary yield waiver until the third anniversary of the end of the fiscal year in which such waiver occurs, subject to certain limitations. For more information on the potential impact of such recapture on future yields, see financial note 4.
[1]	As shown in the Portfolio Holdings section of the shareholder report.
[2]	Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
[3]	Based on ratings from Standard & Poor’s Corp., Moody’s Investors Service, Fitch Ratings, and/or DBRS, or, if unrated, is determined to be of comparable quality. The fund may use different ratings provided by other rating agencies for purposes of determining compliance with the fund’s investment policies. The fund itself has not been rated by an independent credit rating agency.

4 Schwab Money Market Fundtm

Performance and Fund Facts as of 12/31/13

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwabfunds.com/prospectus.

 Seven-Day Average Yield Trend for previous 12 months

 Seven-Day Yields

The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.

Schwab Money Market Fundtm
Sweep
Shares

Ticker Symbol	SWMXX
Minimum Initial Investment	*

Seven-Day Yield[1]	0.01%

Seven-Day Yield–Without Contractual Expense Limitation[2]	-0.05%

Seven-Day Effective Yield[1]	0.01%

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Portfolio holdings may have changed since the report date.

*	Subject to the eligibility terms and conditions of your Schwab account agreement.
[1]	Yield reflects the effect of the fund’s agreement with the investment adviser and its affiliates to limit the fund’s total annual operating expenses to certain levels (contractual expense limitation). In addition, the investment adviser and its affiliates have voluntarily waived expenses in excess of the contractual expense limitation to maintain a positive net yield for the fund (voluntary yield waiver). Without the contractual expense limitation and the voluntary yield waiver, the fund’s yield would have been lower. For additional details, see financial note 4.
[2]	Yield does not reflect the effect of the contractual expense limitation, but does reflect the effect of the voluntary yield waiver. The voluntary yield waiver added 0.45% to the seven-day yield.

Schwab Money Market Fundtm 5

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

As a fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees; and (2) ongoing costs, including management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning July 1, 2013 and held through December 31, 2013.

Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for the fund under the heading entitled
“Expenses Paid During Period.”

Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio[1]	Account Value	(Net of Expenses)	During Period[2]
	(Annualized)	at 7/1/13	at 12/31/13	7/1/13–12/31/13

Schwab Money Market Fundtm
Actual Return	0.23%	$1,000.00	$1,000.10	$1.16
Hypothetical 5% Return	0.23%	$1,000.00	$1,024.05	$1.17

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights which covers a 12-month period.
[2]	Expenses for the fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days of the period, and divided by 365 days of the fiscal year.

6 Schwab Money Market Fund

Schwab Money Market Fund™

Financial Statements

Financial Highlights

	1/1/13–		1/1/12–		1/1/11–		1/1/10–		1/1/09–
	12/31/13		12/31/12		12/31/11		12/31/10		12/31/09

Per-Share Data ($)

Net asset value at beginning of period	1.00		1.00		1.00		1.00		1.00

Income (loss) from investment operations:
Net investment income (loss)	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]
Net realized and unrealized gains (losses)	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1,2]	(0.00)[1]

Total from investment operations	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]
Less distributions:
Distributions from net investment income	(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]

Net asset value at end of period	1.00		1.00		1.00		1.00		1.00

Total return (%)	0.01		0.01		0.01		0.01		0.10

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.25	[3]	0.28	[3]	0.25	[3]	0.33	[3]	0.53	[3,4]
Gross operating expenses	0.73		0.73		0.73		0.73		0.77
Net investment income (loss)	0.01		0.01		0.01		0.01		0.10
Net assets, end of period ($ x 1,000,000)	14,969		14,589		14,352		13,409		14,098

1 Per-share amount was less than $0.01.
2 Net realized and unrealized gains (losses) ratio includes payment from affiliate.
3 Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation. (See financial note 4)
4 The ratio of net operating expenses would have been 0.49%, if certain non-routine expenses (participation fees for the Treasury’s Temporary Guarantee Program for Money Market Funds) had not been incurred.

See financial notes 7

 Schwab Money Market Fund

Portfolio Holdings as of December 31, 2013

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also files a complete schedule of portfolio holdings with the SEC monthly on Form N-MFP which is available 60 days after the end of the month to which the information pertains. A monthly schedule of portfolio holdings is also available by visiting the fund’s website at www.schwabfunds.com/prospectus along with a link to the fund’s Form N-MFP filings on the SEC’s website.

For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the effective maturity and maturity date are the same, the date will appear in the maturity date column.

		Cost	Value
Holdings by Category		($)	($)

55.8%	Fixed-Rate Obligations	8,355,065,561	8,355,065,561
17.1%	Variable-Rate Obligations	2,559,365,400	2,559,365,400
27.1%	Repurchase Agreements	4,048,658,002	4,048,658,002

100.0%	Total Investments	14,963,088,963	14,963,088,963
0.0%	Other Assets and Liabilities, Net		5,835,779

100.0%	Net Assets		14,968,924,742

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Fixed-Rate Obligations 55.8% of net assets

Asset Backed Commercial Paper 5.4%
CAFCO, LLC	a,b,c	0.42%		02/04/14	3,655,000	3,653,550
	a,b,c	0.39%		03/05/14	40,000,000	39,973,050

Cancara Asset Securitisation, LLC	a,b,c	0.21%		01/06/14	8,000,000	7,999,767
	a,b,c	0.21%		01/09/14	21,000,000	20,999,020
	a,b,c	0.21%		01/14/14	75,000,000	74,994,312
	a,b,c	0.21%		01/21/14	10,000,000	9,998,833
	a,b,c	0.21%		01/30/14	33,000,000	32,994,418

Charta, LLC	a,b,c	0.34%		05/06/14	8,000,000	7,990,556

Ciesco, LLC	a,b,c	0.41%		02/18/14	39,000,000	38,978,680
	a,b,c	0.39%		03/05/14	70,000,000	69,952,837

Collateralized Commercial Paper Co, LLC	a,b	0.32%		01/22/14	9,000,000	8,998,320
	a,b	0.30%		05/19/14	24,000,000	23,972,400
	a,b	0.30%		06/24/14	49,000,000	48,928,950

CRC Funding, LLC	a,b,c	0.42%		02/04/14	65,000,000	64,974,217
	a,b,c	0.38%		03/17/14	8,000,000	7,993,667
	a,b,c	0.25%		06/16/14	64,000,000	63,926,222

Crown Point Capital Co, LLC	a,b,c	0.23%		01/22/14	5,000,000	4,999,329
	a,b,c	0.24%		04/09/14	8,000,000	7,994,773

Lexington Parker Capital Co, LLC	a,b,c	0.23%		01/24/14	78,000,000	77,988,538

Manhattan Asset Funding Capital Co, LLC	a,b,c	0.20%		01/06/14	10,000,000	9,999,722
	a,b,c	0.22%		01/09/14	5,000,000	4,999,756
	a,b,c	0.20%		01/16/14	12,000,000	11,999,000
	a,b,c	0.22%		02/13/14	29,000,000	28,992,553
	a,b,c	0.21%		02/14/14	14,000,000	13,996,407

MetLife Short Term Funding LLC	a,b,c	0.23%		05/05/14	37,250,000	37,220,490

8 See financial notes

 Schwab Money Market Fund

Portfolio Holdings continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Nieuw Amsterdam Receivables Corp	a,b,c	0.20%		02/21/14	35,915,000	35,904,824

Ridgefield Funding Co, LLC	a,b,c	0.33%		02/18/14	27,000,000	26,988,120

Sheffield Receivables Corp	a,b,c	0.24%		01/10/14	4,000,000	3,999,760
	a,b,c	0.24%		01/27/14	14,000,000	13,997,573

						805,409,644

Financial Company Commercial Paper 2.4%
BPCE SA	c	0.24%		02/03/14	33,000,000	32,992,891

Commonwealth Bank of Australia	c	0.21%		03/05/14	23,000,000	22,991,548

General Electric Capital Corp		0.20%		06/04/14	15,000,000	14,987,167

ING (U.S.) Funding, LLC	a	0.24%		05/02/14	1,000,000	999,193

JP Morgan Chase & Co		0.34%		03/10/14	3,000,000	2,998,073

JP Morgan Securities, LLC	c	0.40%		08/26/14	80,000,000	79,789,333

Nationwide Building Society		0.23%		01/24/14	74,000,000	73,989,126
		0.21%		02/25/14	22,000,000	21,993,110
		0.23%		03/10/14	35,000,000	34,984,794
		0.23%		03/11/14	8,000,000	7,996,473

PNC Bank, NA		0.25%		03/17/14	33,000,000	33,000,000

Skandinaviska Enskilda Banken AB		0.29%		01/21/14	16,000,000	15,997,422
		0.28%		03/10/14	4,000,000	3,997,885
		0.28%		04/01/14	1,000,000	999,300
		0.29%		04/21/14	15,000,000	14,986,938
		0.28%		06/02/14	3,000,000	2,996,517

						365,699,770

Other Commercial Paper 0.4%
Toyota Motor Credit Corp	a	0.23%		01/28/14	40,000,000	39,993,100
	a	0.25%		02/20/14	20,000,000	19,993,055
	a	0.25%		06/23/14	1,000,000	998,799

						60,984,954

Certificate of Deposit 39.3%
Abbey National Treasury Services PLC	a	0.24%		02/20/14	73,000,000	73,000,000

Bank of Montreal		0.04%		01/06/14	100,000,000	100,000,000
		0.18%		01/06/14	127,000,000	127,000,000
		0.17%		03/27/14	54,000,000	53,998,725

Bank of Nova Scotia		0.17%		01/10/14	57,000,000	57,000,000
		0.18%		04/14/14	92,000,000	92,000,000

Bank of the West		0.26%		01/02/14	19,000,000	19,000,000
		0.24%		02/27/14	27,000,000	27,000,000
		0.25%		04/14/14	27,000,000	27,000,000

Bank of Tokyo Mitsubishi UFJ, Ltd		0.33%		01/02/14	36,000,000	36,000,000
		0.33%		01/07/14	49,000,000	49,000,000
		0.33%		01/15/14	9,000,000	9,000,000
		0.25%		05/07/14	15,000,000	15,000,000
		0.25%		05/16/14	13,000,000	13,000,000
		0.32%		05/23/14	3,000,000	3,000,000

See financial notes 9

 Schwab Money Market Fund

Portfolio Holdings continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
		0.32%		05/27/14	129,000,000	129,000,000
		0.32%		05/28/14	5,000,000	5,000,000
		0.31%		06/12/14	2,000,000	2,000,000
		0.25%		06/25/14	113,000,000	113,000,000

Barclays Bank PLC		0.30%		01/27/14	3,000,000	3,000,000
		0.30%		03/10/14	23,000,000	23,000,000
		0.25%		04/07/14	74,000,000	74,000,000
		0.43%		09/23/14	6,000,000	6,000,000
		0.43%		10/01/14	57,000,000	57,000,000

BNP Paribas		0.35%		02/14/14	68,000,000	68,000,000
		0.34%		03/03/14	3,000,000	3,000,000
		0.30%		04/01/14	105,000,000	105,000,000
		0.32%		05/06/14	27,000,000	27,000,000
		0.32%		06/13/14	11,000,000	11,000,000
		0.47%		08/25/14	64,000,000	64,000,000

Branch Banking & Trust Co		0.05%		01/06/14	110,000,000	110,000,000

Canadian Imperial Bank of Commerce		0.04%		01/02/14	4,000,000	4,000,000

Chase Bank USA, NA		0.33%		02/12/14	50,000,000	50,000,000
		0.32%		02/24/14	181,000,000	181,000,000
		0.32%		03/03/14	2,000,000	2,000,000
		0.32%		03/10/14	5,000,000	5,000,000
		0.38%		12/05/14	21,000,000	21,000,000

Citibank, NA		0.40%		02/14/14	72,000,000	72,000,000
		0.34%		03/25/14	6,000,000	6,000,000
		0.35%		05/01/14	48,000,000	48,000,000
		0.26%		06/25/14	30,000,000	30,000,000
		0.26%		06/27/14	103,000,000	103,000,000

Credit Agricole Corporate and Investment Bank		0.24%		03/18/14	77,000,000	77,000,000

Credit Agricole SA		0.21%		02/03/14	7,000,000	7,000,000

Credit Suisse AG		0.25%		04/01/14	93,000,000	93,000,000
		0.25%		04/29/14	42,000,000	42,000,000
		0.25%		05/08/14	15,000,000	15,000,000
		0.25%		05/15/14	73,000,000	73,000,000
		0.26%		06/20/14	10,000,000	10,000,000
		0.26%		06/25/14	45,000,000	45,000,000

Deutsche Bank AG		0.73%		01/17/14	155,000,000	155,000,000
		0.35%		01/29/14	3,000,000	3,000,000
		0.32%		02/27/14	47,000,000	47,000,000
		0.27%		04/29/14	144,000,000	144,000,000
		0.30%		05/27/14	4,000,000	4,000,000
		0.45%		11/21/14	97,000,000	97,000,000

ING Bank NV		0.37%		02/05/14	60,000,000	60,000,000
		0.24%		03/12/14	51,000,000	51,000,000
		0.38%		03/13/14	21,000,000	21,000,000
		0.38%		03/18/14	56,000,000	56,000,000
		0.39%		04/01/14	50,000,000	50,000,000
		0.34%		05/01/14	29,000,000	29,000,000
		0.36%		05/01/14	4,000,000	4,000,000
		0.32%		05/15/14	24,000,000	24,000,000
		0.32%		05/16/14	2,000,000	2,000,000

JPMorgan Chase Bank, NA		0.30%		02/06/14	26,000,000	26,000,000
		0.32%		03/10/14	23,000,000	23,000,000

10 See financial notes

 Schwab Money Market Fund

Portfolio Holdings continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
		0.32%		03/11/14	23,000,000	23,000,000
		0.32%		04/01/14	18,000,000	18,000,000
		0.32%		04/23/14	15,000,000	15,000,000
		0.32%		04/28/14	40,000,000	40,000,000
		0.32%		05/12/14	80,000,000	80,000,000
		0.32%		05/13/14	2,000,000	2,000,000
		0.32%		06/06/14	35,000,000	35,007,549
		0.37%		07/29/14	46,000,000	46,000,000
		0.35%		08/01/14	3,000,000	3,000,000
		0.35%		08/05/14	130,000,000	130,000,000

Lloyds Bank PLC		0.28%		05/27/14	4,000,000	4,000,000
		0.27%		06/10/14	6,000,000	6,000,000
		0.28%		06/10/14	63,000,000	63,000,000
		0.27%		06/23/14	75,000,000	75,000,000

Mitsubishi UFJ Trust & Banking Corp		0.25%		05/16/14	33,000,000	33,000,000
		0.25%		05/23/14	38,000,000	38,000,000
		0.25%		05/27/14	9,000,000	9,000,000

Mizuho Bank Ltd		0.21%		01/02/14	17,000,000	17,000,000
		0.22%		01/15/14	83,000,000	83,000,000
		0.22%		01/27/14	21,000,000	21,000,000
		0.25%		03/10/14	42,000,000	42,000,000
		0.26%		04/24/14	108,000,000	108,000,000
		0.25%		06/12/14	36,000,000	36,000,000
		0.26%		06/16/14	1,000,000	1,000,000

National Australia Bank Ltd		0.25%		02/28/14	57,000,000	57,000,000

Natixis SA		0.25%		02/14/14	35,000,000	35,000,000

Oversea-Chinese Banking Corp, Ltd		0.08%		01/02/14	25,000,000	25,000,000

Rabobank Nederland		0.31%		06/02/14	136,000,000	136,000,000
		0.30%		06/03/14	77,000,000	77,000,000
		0.27%		06/20/14	42,000,000	42,000,000
		0.25%		07/02/14	75,000,000	75,000,000

Skandinaviska Enskilda Banken AB		0.29%		01/27/14	37,000,000	37,000,000
		0.28%		04/01/14	17,000,000	17,000,000
		0.28%		05/05/14	38,000,000	38,000,000

Societe Generale		0.24%		03/06/14	3,000,000	3,000,000

Sumitomo Mitsui Banking Corp		0.33%		01/17/14	64,000,000	64,000,000
		0.22%		02/07/14	43,000,000	43,000,000
		0.31%		02/19/14	1,000,000	1,000,000
		0.21%		03/03/14	25,000,000	25,000,000
		0.21%		03/19/14	20,000,000	20,000,000
		0.22%		04/02/14	13,000,000	13,000,000
		0.22%		04/08/14	36,000,000	36,000,000
		0.26%		04/25/14	40,000,000	40,000,000
		0.25%		05/08/14	16,000,000	16,000,000
		0.25%		05/12/14	88,000,000	88,000,000
		0.25%		05/13/14	1,000,000	1,000,000
		0.31%		05/27/14	17,000,000	17,000,000
		0.31%		06/05/14	13,000,000	13,000,000
		0.31%		06/09/14	38,000,000	38,000,000
		0.31%		06/10/14	10,000,000	10,000,000

Sumitomo Mitsui Trust Bank Ltd		0.22%		01/07/14	15,000,000	15,000,000
		0.22%		01/09/14	19,000,000	19,000,000
		0.22%		02/12/14	75,000,000	75,000,000

See financial notes 11

 Schwab Money Market Fund

Portfolio Holdings continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
		0.22%		02/13/14	11,000,000	11,000,000
		0.21%		04/01/14	14,000,000	14,000,000

Swedbank AB		0.28%		01/02/14	45,000,000	45,000,000

Toronto-Dominion Bank		0.17%		01/07/14	77,000,000	77,000,000
		0.23%		01/21/14	116,000,000	116,000,000
		0.23%		01/23/14	200,000,000	200,000,000
		0.23%		03/06/14	57,000,000	57,000,000
		0.21%		06/06/14	8,000,000	8,000,000

UBS AG		0.24%		03/10/14	28,000,000	28,000,000

Union Bank, NA		0.21%		03/28/14	28,000,000	28,000,000
		0.21%		04/11/14	6,000,000	6,000,000

Wells Fargo Bank, NA		0.21%		03/25/14	115,000,000	115,000,000

						5,890,006,274

Government Agency Debt 2.2%
Federal Home Loan Bank		0.06%		01/02/14	3,000,000	2,999,995
		0.06%		01/03/14	1,000,000	999,997
		0.06%		01/08/14	3,000,000	2,999,965
		0.06%		01/10/14	30,000,000	29,999,550
		0.06%		01/14/14	8,000,000	7,999,827
		0.05%		01/17/14	18,575,000	18,574,587
		0.07%		01/17/14	1,700,000	1,699,951
		0.06%		01/22/14	4,405,000	4,404,846
		0.06%		01/24/14	102,000,000	101,996,090
		0.06%		01/29/14	53,300,000	53,297,513
		0.07%		01/31/14	4,000,000	3,999,770
		0.07%		02/07/14	32,000,000	31,997,708
		0.06%		02/19/14	10,000,000	9,999,251
		0.06%		02/20/14	27,000,000	26,997,937

Freddie Mac		0.03%		01/28/14	1,000,000	999,981
		0.07%		02/04/14	31,000,000	30,997,951

						329,964,919

Other Instrument 3.3%
Australia & New Zealand Banking Group Ltd		0.10%		01/03/14	200,000,000	200,000,000
		0.10%		01/06/14	125,000,000	125,000,000

Natixis SA		0.09%		01/03/14	65,000,000	65,000,000

Skandinaviska Enskilda Banken AB		0.05%		01/03/14	100,000,000	100,000,000

						490,000,000

Other Note 2.8%
Bank of America, NA		0.26%		01/14/14	67,000,000	67,000,000
		0.26%		01/16/14	34,000,000	34,000,000
		0.25%		02/18/14	39,000,000	39,000,000
		0.05%		03/17/14	50,000,000	50,000,000
		0.20%		03/17/14	104,000,000	104,000,000
		0.27%		06/13/14	25,000,000	25,000,000
		0.26%		06/17/14	94,000,000	94,000,000

						413,000,000

Total Fixed-Rate Obligations
(Cost $8,355,065,561)						8,355,065,561

12 See financial notes

 Schwab Money Market Fund

Portfolio Holdings continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Variable-Rate Obligations 17.1% of net assets

Financial Company Commercial Paper 3.4%
Australia & New Zealand Banking Group Ltd		0.19%	01/07/14	03/07/14	115,000,000	115,000,000

Commonwealth Bank of Australia	c	0.20%	01/24/14	02/24/14	50,000,000	50,000,000
	c	0.24%	01/29/14	11/24/14	115,000,000	115,000,000
	c	0.24%	01/03/14	11/26/14	32,000,000	32,000,000

JP Morgan Chase & Co		0.32%		01/22/14	43,000,000	43,000,000

Westpac Banking Corp	c	0.30%	01/02/14	01/17/14	105,000,000	105,000,000
	c	0.27%	01/21/14	06/19/14	50,000,000	50,000,000

						510,000,000

Other Commercial Paper 0.9%
Toyota Motor Credit Corp	a	0.20%	01/21/14	02/14/14	141,000,000	141,000,000

Certificate of Deposit 7.1%
Bank of Nova Scotia		0.24%	01/24/14	07/24/14	171,000,000	171,000,000
		0.24%	01/16/14	09/16/14	128,000,000	128,000,000

Citibank, NA		0.23%	01/17/14	06/17/14	108,000,000	108,000,000

Mitsubishi UFJ Trust & Banking Corp		0.23%		01/02/14	36,000,000	36,000,000
		0.21%		01/23/14	70,000,000	70,000,000

National Australia Bank Ltd		0.19%	01/21/14	02/18/14	77,000,000	77,000,000

Rabobank Nederland		0.25%	01/06/14	03/04/14	86,000,000	86,000,000

Royal Bank of Canada		0.28%	01/24/14	06/24/14	65,000,000	65,000,000
		0.26%	01/17/14	10/17/14	18,000,000	18,000,000

Toronto-Dominion Bank		0.22%	01/21/14	06/18/14	25,000,000	25,000,000
		0.22%	01/29/14	09/02/14	98,000,000	98,000,000

Wells Fargo Bank, NA		0.17%		01/02/14	49,000,000	49,000,000
		0.19%	01/08/14	04/07/14	20,000,000	20,000,000
		0.21%	01/21/14	05/20/14	25,000,000	25,000,000
		0.24%	01/21/14	11/18/14	89,000,000	89,000,000

						1,065,000,000

Government Agency Debt 0.8%
Freddie Mac		0.24%	01/10/14	11/10/14	125,000,000	125,000,000

Variable Rate Demand Note 0.4%
ABAG Finance Auth
Taxable RB (Public Policy Institute of California) Series 2001	a	0.28%		01/07/14	17,550,000	17,550,000

GFRE Holdings, LLC
Taxable Notes Series 2009A	a	0.17%		01/07/14	1,725,000	1,725,000

New Jersey Economic Development Auth
Lease Refunding RB (Camden Center Urban Renewal) Series 2002A	a	0.27%		01/07/14	12,765,000	12,765,000
Lease Refunding RB (Camden Center Urban Renewal) Series 2002B	a	0.27%		01/07/14	20,000,000	20,000,000

						52,040,000

See financial notes 13

 Schwab Money Market Fund

Portfolio Holdings continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Other Note 4.5%
Commonwealth Bank of Australia	c	0.54%	01/28/14	08/27/14	150,000,000	150,000,000

JPMorgan Chase Bank, NA		0.36%	01/21/14	12/22/14	129,000,000	129,000,000
		0.32%	01/22/14	01/22/15	25,000,000	25,000,000

Royal Bank of Canada		0.30%	01/02/14	12/31/14	50,000,000	50,000,000
		0.33%	01/06/14	01/02/15	100,000,000	100,000,000
	c	0.29%	01/07/14	01/07/15	75,000,000	75,000,000

Wells Fargo Bank, NA		0.29%	03/17/14	01/15/15	135,000,000	135,000,000

Whistlejacket Capital, LLC	d,†	n/a	n/a	n/a	2,325,400	2,325,400

						666,325,400

Total Variable-Rate Obligations
(Cost $2,559,365,400)						2,559,365,400

					Maturity
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Repurchase Agreements 27.1% of net assets

Government Agency Repurchase Agreements* 4.8%
Barclays Capital, Inc
Issued 12/26/13, repurchase date 01/02/14 (Collateralized by U.S. Government Agency Securities valued at $104,999,794, 0.52% - 3.50%, due 02/15/36 - 06/20/61)		0.04%		01/02/14	100,000,778	100,000,000

Credit Suisse Securities (USA), LLC
Issued 12/31/13, repurchase date 01/02/14 (Collateralized by U.S. Government Agency Securities valued at $1,693,152, 4.74%, due 10/15/53)		0.02%		01/02/14	1,658,004	1,658,002

Deutsche Bank Securities, Inc
Issued 12/18/13, repurchase date 01/09/14 (Collateralized by U.S. Government Agency Securities valued at $51,196,211, 1.75% - 3.00%, due 10/31/20 - 01/20/43)	d	0.08%		01/09/14	50,002,444	50,000,000
Issued 10/21/13, repurchase date 01/27/14 (Collateralized by U.S. Government Agency Securities valued at $76,957,644, 2.00% - 5.68%, due 08/25/19 - 11/25/43)	d	0.10%		01/27/14	74,020,144	74,000,000
Issued 11/18/13, repurchase date 02/06/14 (Collateralized by U.S. Government Agency Securities valued at $34,256,296, 2.16% - 5.00%, due 08/15/30 - 06/16/53)	d	0.09%		02/06/14	33,006,600	33,000,000
Issued 11/07/13, repurchase date 02/10/14 (Collateralized by U.S. Government Agency Securities valued at $189,808,280, 0.75% - 4.50%, due 02/28/18 - 12/20/43)	d	0.10%		02/10/14	185,048,819	185,000,000

Goldman Sachs & Co
Issued 12/26/13, repurchase date 01/02/14 (Collateralized by U.S. Government Agency Securities valued at $48,960,000, 2.50% - 3.00%, due 11/01/26 - 12/01/27)		0.05%		01/02/14	48,000,467	48,000,000

Morgan Stanley & Co, LLC
Issued 12/27/13, repurchase date 01/03/14 (Collateralized by U.S. Government Agency Securities valued at $204,000,000, 2.04% - 7.00%, due 11/01/20 - 08/01/43)		0.04%		01/03/14	200,001,556	200,000,000

14 See financial notes

 Schwab Money Market Fund

Portfolio Holdings continued

					Maturity
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
Issued 12/30/13, repurchase date 01/06/14 (Collateralized by U.S. Government Agency Securities valued at $24,480,000, 3.00% - 4.00%, due 02/01/27 - 11/01/42)		0.04%		01/06/14	24,000,187	24,000,000

						715,658,002

Treasury Repurchase Agreements 17.9%
Federal Reserve Bank of New York
Issued 12/31/13, repurchase date 01/02/14 (Collateralized by U.S. Treasury Securities valued at $2,616,004,425, 4.38%, due 11/15/39)		0.03%		01/02/14	2,616,004,360	2,616,000,000

Goldman Sachs & Co
Issued 12/17/13, repurchase date 01/22/14 (Collateralized by U.S. Treasury Securities valued at $65,280,088, 2.63%, due 07/15/17)		0.05%		01/07/14	64,001,867	64,000,000

						2,680,000,000

Other Repurchase Agreements** 4.4%
BNP Paribas Prime Brokerage, Inc
Issued 12/23/13, repurchase date 02/13/14 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $45,175,484)	a	0.39%		01/07/14	43,006,988	43,000,000

BNP Paribas Securities Corp
Issued 12/06/13, repurchase date 02/04/14 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $15,752,650, 5.00% - 5.38%, due 09/15/14 - 01/31/44)		0.28%		01/07/14	15,003,733	15,000,000
Issued 12/16/13, repurchase date 02/14/14 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $23,243,446, 3.25% - 6.00%, due 05/16/14 - 08/15/40)		0.28%		01/07/14	22,003,764	22,000,000
Issued 12/12/13, repurchase date 02/12/14 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $5,750,001, 6.45% - 8.00%, due 06/15/21 - 11/01/31)		0.41%		01/07/14	5,001,481	5,000,000

Credit Suisse Securities (USA), LLC
Issued 10/16/13, repurchase date 01/29/14 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $124,897,918, 0.22% - 6.30%, due 07/15/23 - 12/11/49)	d	0.68%		01/29/14	110,218,167	110,000,000
Issued 12/04/13, repurchase date 04/02/14 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $45,989,639, 0.36% - 6.12%, due 03/20/25 - 05/25/47)	d	0.68%		04/02/14	40,089,911	40,000,000
Issued 12/04/13, repurchase date 04/04/14 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $45,995,983, 0.43% - 6.61%, due 03/23/28 - 02/12/51)	d	0.68%		04/04/14	40,091,422	40,000,000
Issued 12/09/13, repurchase date 04/11/14 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $59,800,529, 0.36% - 6.92%, due 04/18/17 - 05/25/47)	d	0.68%		04/11/14	52,120,813	52,000,000

Goldman Sachs & Co
Issued 12/05/13, repurchase date 03/20/14 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $56,700,049)	d	0.56%		03/20/14	54,088,200	54,000,000

See financial notes 15

 Schwab Money Market Fund

Portfolio Holdings continued

					Maturity
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

JP Morgan Securities, LLC
Issued 12/09/13, repurchase date 06/09/14 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $124,249,335, 0.62% - 7.97%, due 08/15/17 - 12/10/49)	d	0.65%		03/31/14	108,218,400	108,000,000

Merrill Lynch, Pierce, Fenner & Smith, Inc
Issued 11/21/13, repurchase date 02/19/14 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $188,370,148, 0.30% - 11.63%, due 09/15/15 - 06/25/58)	d	0.57%		02/04/14	164,194,750	164,000,000

						653,000,000

Total Repurchase Agreements
(Cost $4,048,658,002)						4,048,658,002

End of Investments.

At 12/31/13, the tax basis cost of the fund’s investments was $14,963,088,963.

a	Credit-enhanced or liquidity-enhanced.
b	Asset-backed security.
c	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $1,436,283,746 or 9.6% of net assets.
d	Illiquid security. At the period end, the value of these amounted to $912,325,400 or 6.1% of net assets, see financial note 8.
†	Whistlejacket notes are in receivership, and the fund elected to sell all of its Whistlejacket notes at auction (April 29, 2009). The remaining investment represents an interest in a small residual fund that is being held to cover any remaining expenses and liabilities associated with receivership.
*	Usually collateralized via U.S. Government Agency Securities or less frequently by U.S. Treasury Securities.
**	Usually collateralized via common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations or less frequently by U.S. Government Agency Securities and/ or U.S. Treasury Securities.

ABS —	Asset-backed securities
ETF —	Exchange traded fund
RB —	Revenue bond

At December 31, 2013, all of the fund’s investment securities were classified as Level 2. The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended December 31, 2013. The breakdown of the fund’s investments into major categories is disclosed on the portfolio holdings. (See financial note 2(a) for additional information)

16 See financial notes

 Schwab Money Market Fund

Statement of
Assets and Liabilities
As of December 31, 2013

Assets

Investments, at cost and value		$10,914,430,961
Repurchase agreements, at cost and value	+	4,048,658,002

Total investments, at cost and value (Note 2a)		14,963,088,963
Cash		1
Receivables:
Interest		6,469,153
Prepaid expenses	+	124,032

Total assets		14,969,682,149

Liabilities

Payables:
Shareholder service fees		244,857
Distributions to shareholders		13,616
Accrued expenses	+	498,934

Total liabilities		757,407

Net Assets

Total assets		14,969,682,149
Total liabilities	−	757,407

Net assets		$14,968,924,742

Net Assets by Source
Capital received from investors		14,970,981,668
Net realized capital losses		(2,056,926)

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$14,968,924,742		14,968,890,321		$1.00

See financial notes 17

 Schwab Money Market Fund

Statement of
Operations
For the period January 1, 2013 through December 31, 2013

Investment Income

Interest		$38,218,779

Expenses

Investment adviser and administrator fees		46,038,748
Shareholder service fees		58,318,330
Shareholder reports		706,835
Custodian fees		426,601
Portfolio accounting fees		391,337
Registration fees		248,663
Independent trustees’ fees		67,626
Professional fees		57,465
Transfer agent fees		21,064
Interest expense		31
Other expenses	+	307,682

Total expenses		106,584,382
Expense reduction by CSIM and its affiliates	−	69,823,558

Net expenses	−	36,760,824

Net investment income		1,457,955

Realized Gains (Losses)

Net realized gains on investments		227

Increase in net assets resulting from operations		$1,458,182

18 See financial notes

 Schwab Money Market Fund

Statement of
Changes in Net Assets
For the current and prior report periods

Operations

1/1/13-12/31/13			1/1/12-12/31/12
Net investment income		$1,457,955	$1,442,022
Net realized gains	+	227	24,150

Increase in net assets from operations		1,458,182	1,466,172

Distributions to Shareholders

Distributions from net investment income		(1,457,955)	(1,442,022)

Transactions in Fund Shares*

Shares sold		37,228,929,755	36,470,455,791
Shares reinvested		1,337,315	1,332,814
Shares redeemed	+	(36,850,126,173)	(36,235,387,628)

Net transactions in fund shares		380,140,897	236,400,977

Net Assets

Beginning of period		14,588,783,618	14,352,358,491
Total increase	+	380,141,124	236,425,127

End of period		$14,968,924,742	$14,588,783,618

*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.

See financial notes 19

 Schwab Money Market Fund

Financial Notes

1. Business Structure of the Fund:

Schwab Money Market Fund is a series of The Charles Schwab Family of Funds (the “trust”), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The list below shows all the funds in the trust as of the end of the period, including the fund discussed in this report, which is highlighted:

The Charles Schwab Family of Funds (organized October 20, 1989)	Schwab Investor Money Fund
Schwab Money Market Fund	Schwab Municipal Money Fund
Schwab Government Money Fund	Schwab AMT Tax-Free Money Fund
Schwab U.S. Treasury Money Fund	Schwab California Municipal Money Fund
Schwab Treasury Obligations Money Fund	Schwab California AMT Tax-Free Money Fund
Schwab Value Advantage Money Fund	Schwab New York AMT Tax-Free Money Fund
Schwab Advisor Cash Reserves	Schwab New Jersey AMT Tax-Free Money Fund
Schwab Cash Reserves	Schwab Pennsylvania Municipal Money Fund
Schwab Retirement Advantage Money Fund	Schwab Massachusetts AMT Tax-Free Money Fund

Schwab Money Market Fund offers one share class. Shares are bought and sold at closing net asset value per share (“NAV”), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the fund’s Board of Trustees (the “Board”) may authorize the issuance of as many shares as necessary.

The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies the fund uses in its preparation of financial statements. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

(a) Security Valuation:

Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities in the fund are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

20

 Schwab Money Market Fund

Financial Notes (continued)

2. Significant Accounting Policies (continued):

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information. Securities held by money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The levels associated with valuing the fund’s investments as of December 31, 2013 are disclosed in the Portfolio Holdings.

(b) Accounting Policies for certain Portfolio Investments (if held):

Repurchase Agreements: In a repurchase agreement, a fund buys a security from another party (the “counter-party”), usually a financial institution, with the agreement that it be sold back in the future. Repurchase agreements subject a fund to counter-party risk, meaning that the fund could lose money if the other party fails to perform under the terms of the agreement. The fund mitigates this risk by ensuring that a fund’s repurchase agreements are collateralized by cash, U.S. government securities, fixed income securities, equity securities or other types of securities. These risks are magnified to the extent that a repurchase agreement is secured by collateral other than cash and government securities, such as debt securities, equity securities and high yield securities that are rated below investment grade. All collateral is held by the fund’s custodian (or, with multi-party agreements, the agent’s bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement. In the event of a default by the counter-party, realization of the collateral proceeds could be delayed or limited and the value of the collateral may decline. Investments in repurchase agreements are also based on a review of the credit quality of the repurchase agreement counter-party.

As of December 31, 2013, the fund had investments in repurchase agreements with a gross value of $4,048,658,002 as disclosed in the Portfolio Holdings and the Statement of Assets and Liabilities. The value of the related collateral disclosed in the Portfolio Holdings exceeded the value of the repurchase agreements at period end.

Delayed-Delivery Transactions: The fund may buy securities at a predetermined price or yield, with payment and delivery taking place after the customary settlement period for that type of security. The fund will assume the rights and risks of ownership at the time of purchase, including the risk of price and yield fluctuations. Typically, no interest will accrue to a fund until the security is delivered. The fund will earmark or segregate appropriate liquid assets to cover its delayed-delivery purchase obligations.

 21

 Schwab Money Market Fund

Financial Notes (continued)

2. Significant Accounting Policies (continued):

(c) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.

(d) Investment Income:

Interest income is recorded as it accrues. If a fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes premiums and accretes discounts from the current date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security is callable (meaning that the issuer has the option to pay it off before its maturity date), then the fund amortizes the premium to the security’s call date and price, rather than the maturity date and price.

(e) Expenses:

Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

(f) Distributions to Shareholders:

The fund declares distributions from net investment income, if any, every day it is open for business. These distributions, which are substantially equal to a fund’s net investment income for that day, are paid out to shareholders once a month. The fund makes distributions from net realized capital gains, if any, once a year.

(g) Custody Credit:

The fund has an arrangement with its custodian bank, State Street Bank and Trust Company (“State Street”), under which the fund may receive a credit for its uninvested cash balance to offset its custody fees and accounting fees. The credit amounts, if any, are disclosed in the Statement of Operations as a reduction to the fund’s operating expenses.

(h) Accounting Estimates:

The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.

(i) Federal Income Taxes:

The fund intends to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the fund distributes substantially all of its net investment income and realized net capital gains, if any, to its respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

(j) Indemnification:

Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss attributable to these arrangements to be remote.

3. Risk Factors:

Investment Risk. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of a shareholder’s investment at $1 per share, it is possible to lose money by investing in the fund.

22

 Schwab Money Market Fund

Financial Notes (continued)

3. Risk Factors (continued):

Interest Rate Risk. Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, the fund’s yield will change over time. During periods when interest rates are low, the fund’s yield (and total return) also will be low. A change in a central bank’s monetary policy or improving economic conditions may result in an increase in interest rates. Rising interest rates may decrease liquidity in the money market securities markets, making it more difficult for the fund to sell its money market investments at a time when the investment adviser might wish to sell such investments. Decreased market liquidity also may make it more difficult to value some or all of the fund’s money market securities holdings. In addition, to the extent the fund makes any reimbursement payments to the investment adviser and/or its affiliates, the fund’s yield would be lower.

Repurchase Agreements Risk. When the fund enters into a repurchase agreement, the fund is exposed to the risk that the counter-party will not fulfill its contractual obligation. In a repurchase agreement, there exists the risk that, when the fund buys a security from a counter-party that agrees to repurchase the security at an agreed upon price (usually higher) and time, the counter-party will not repurchase the security. These risks are magnified to the extent that a repurchase agreement is secured by collateral other than cash and government securities, such as debt securities, equity securities and high yield securities that are rated below investment grade (“Alternative Collateral”). High yield securities that are used as Alternative Collateral are subject to greater levels of credit and liquidity risk, and are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments. Alternative Collateral may be subject to greater price volatility and may be more volatile or less liquid than other types of collateral, increasing the risk that the fund will be unable to recover fully in the event of a counter-party’s default.

Credit Risk. A fund is subject to the risk that a decline in the credit quality of a portfolio investment could cause the fund to lose money or underperform. A fund could lose money if the issuer of a portfolio investment fails to make timely principal or interest payments or if a guarantor, liquidity provider or counter-party of a portfolio investment fails to honor its obligations. Even though a fund’s investments in repurchase agreements are collateralized at all times, there is some risk to the fund if the other party should default on its obligations and the fund is delayed or prevented from recovering or disposing of the collateral. Negative perceptions of the ability of an issuer, guarantor, liquidity provider or counter-party to make payments or otherwise honor its obligations, as applicable, could also cause the price of that investment to decline. The credit quality of a fund’s portfolio holdings can change rapidly in certain market environments and any downgrade or default on the part of a single portfolio investment could cause the fund’s share price or yield to fall.

Many of the U.S. government securities that the fund invests in are not backed by the full faith and credit of the United States government, which means they are neither issued nor guaranteed by the U.S. Treasury. Although maintained in conservatorship by the Federal Housing Finance Agency since September 2008, Fannie Mae (FNMA) and Freddie Mac (FHLMC) maintain only limited lines of credit with the U.S. Treasury. The Federal Home Loan Banks (FHLB) also only maintain limited access to credit lines from the U.S. Treasury. Other securities, such as obligations issued by the Federal Farm Credit Banks Funding Corporation (FFCB), are supported solely by the credit of the issuer. There can be no assurance that the U.S. government will provide financial support to securities of its agencies and instrumentalities if it is not obligated to do so under law. Also, any government guarantees on securities a fund owns do not extend to the shares of the fund itself.

Foreign Investment Risk. The fund’s investments in securities of foreign issuers or securities with credit or liquidity enhancements provided by foreign entities may involve certain risks that are greater than those associated with investments in securities of U.S. issuers or securities with credit or liquidity enhancements provided by U.S. entities. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. In addition, sovereign risk, or the risk that a government may become unwilling or unable to meet its loan obligations or guarantees, could increase the credit risk of financial institutions connected to that particular country.

Management Risk. Any actively managed mutual fund is subject to the risk that its investment adviser will make poor security selections. The fund’s investment adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results. The investment adviser’s maturity decisions will also affect the fund’s yield, and in unusual circumstances potentially could affect its share price. To the extent that the investment adviser anticipates interest rate trends imprecisely, the fund’s yield at times could lag those of other money market funds.

 23

 Schwab Money Market Fund

Financial Notes (continued)

3. Risk Factors (continued):

Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. The market for certain investments may become illiquid due to specific adverse changes in the conditions of a particular issuer or under adverse market or economic conditions independent of the issuer. The fund’s investments in illiquid securities may reduce the returns of the fund because it may be unable to sell the illiquid securities at an advantageous time or price. Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.

Redemption Risk. The fund may experience periods of heavy redemptions that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. Redemptions by a few large investors in the fund may have a significant adverse effect on the fund’s ability to maintain a stable $1.00 share price. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the fund, could face a market-wide risk of increased redemption pressures, potentially jeopardizing the stability of their $1.00 share prices.

Regulatory Risk. The Securities and Exchange Commission (SEC) and other regulators may adopt additional money market fund regulations in the future, which may impact the operation and performance of a fund.

Money Market Risk. The fund is not designed to offer capital appreciation. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.

Please refer to the fund’s prospectus for a more complete description of the principal risks of investing in the fund.

4. Affiliates and Affiliated Transactions:

Charles Schwab Investment Management, Inc. (“CSIM” or the “investment adviser”), a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (“Advisory Agreement”) between CSIM and the trust.

For its advisory and administrative services to the fund, CSIM is entitled to receive an annual fee, payable monthly, based on a percentage of the fund’s average daily net assets as follows:

Average Daily Net Assets

First $1 billion	0.35%
More than $1 billion but not exceeding $10 billion	0.32%
More than $10 billion but not exceeding $20 billion	0.30%
More than $20 billion but not exceeding $40 billion	0.27%
Over $40 billion	0.25%

The Board has adopted a Shareholder Servicing and Sweep Administration Plan (the “Plan”) on behalf of the fund. The Plan enables the fund to bear expenses relating to the provision by service providers, including Charles Schwab & Co., Inc. (a broker-dealer affiliate of CSIM, “Schwab”), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the fund. Schwab serves as the fund’s paying agent under the Plan for making payments of the shareholder service fee due to the service providers (other than Schwab). All shareholder service fees paid by the fund to Schwab in its capacity as the fund’s paying agent will be passed through to the service providers, and Schwab will not retain any portion of such fees. The Plan also enables the fund to pay Schwab for certain sweep administration services, such as processing of automatic purchases and redemptions it provides to fund shareholders invested in the fund.

Pursuant to the Plan, the fund’s shares are subject to an annual shareholder servicing fee of up to 0.25%. The shareholder servicing fee paid to a particular service provider is made pursuant to its written agreement with Schwab (or, in the case of payments made to Schwab, pursuant to Schwab’s written agreement with the fund), and the fund will pay no more than 0.25% of the average annual daily net asset value of the fund shares owned by shareholders holding shares through such service providers. Pursuant to the Plan, the fund’s shares are subject to an annual sweep administration fee of up to 0.15%. The sweep administration fee paid to Schwab is based on the average daily net asset value of the fund shares owned by shareholders holding shares through Schwab. Payments under the Plan are made as described above regardless of Schwab’s or the service provider’s actual cost of providing the services. If the cost of providing the services under the Plan is less than the payment received, the unexpended portion of the fees may be retained as profit by Schwab or the service provider.

24

 Schwab Money Market Fund

Financial Notes (continued)

4. Affiliates and Affiliated Transactions (continued):

Contractual Expense Limitation

CSIM and its affiliates have made an additional agreement with the fund, for so long as CSIM serves as the investment adviser to the fund, which may only be amended or terminated with the approval of the Board, to limit the total annual fund operating expenses charged, excluding interest, taxes, and certain non-routine expenses (“expense limitation”) to 0.71%.

In addition, effective January 1, 2013 through December 31, 2013, CSIM and its affiliates agreed to waive an additional amount of the fund’s expenses equal to 0.035% of the fund’s average daily net assets.

During the period ended December 31, 2013, the fund waived $69,823,558 in expenses of which $8,172,169 was waived in accordance with the contractual expense limitations noted above and the remainder to maintain a positive net yield as noted below.

Voluntary Yield Waiver/Reimbursement

In addition to the contractual expense limitation agreements noted above, CSIM and its affiliates also may waive and/or reimburse expenses to the extent necessary to maintain a positive net yield for the fund. CSIM and its affiliates may recapture from the fund any of these expenses or fees they have waived and/or reimbursed until the third anniversary of the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. The reimbursement payments by the fund to CSIM and its affiliates are considered “non-routine expenses” and are not subject to any net operating expense limitations in effect at the time of such payment. This recapture could negatively affect the fund’s future yield. There were no prior year amounts recaptured. As of December 31, 2013, the balance of recoupable expenses is as follows:

Expiration Date
December 31, 2014	December 31, 2015	December 31, 2016	Total

$59,017,389	$57,327,681	$61,651,389	$177,996,459

As of December 31, 2013, the fund had recoupable expenses expire in the amount of $47,297,540.

Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions with other Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate to be charged on a loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review by the Board. The fund had no interfund borrowing or lending activity during the period.

5. Board of Trustees:

The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted in the fund’s Statement of Operations. For information regarding the trustees please refer to Trustees and Officers table at the end of this report.

6. Borrowing from Banks:

The fund has access to custodian overdraft facilities, a committed line of credit of $150 million with State Street, an uncommitted line of credit of $100 million with Bank of America, N.A. and an uncommitted line of credit of $50 million with Brown Brothers Harriman & Co. The fund pays interest on the amount it borrows at rates that are negotiated periodically. The fund also pays an annual fee to State Street for the committed line of credit.

There were no borrowings from the lines of credit by the fund during the period. However, the fund may have utilized its overdraft facility and incurred interest expense, which is disclosed in the Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

7. Federal Income Taxes:

As of December 31, 2013, the funds had no undistributed earnings on a tax basis.

 25

 Schwab Money Market Fund

Financial Notes (continued)

7. Federal Income Taxes (continued):

Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2013, the fund had capital loss carryforwards of $2,056,926 available to offset future net capital gains before the expiration date of December 31, 2017.

For tax purposes, realized net capital losses and late-year ordinary losses incurred after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the year ended December 31, 2013, the fund had no capital losses deferred and had $227 capital losses utilized.

The tax-basis components of distributions paid during the current and prior fiscal years were as follows:

Current period distributions
Ordinary income	$1,457,955

Prior period distributions
Ordinary income	$1,442,022

Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes; there were no such differences in the current year. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.

Permanent book and tax basis differences may result in reclassifications between components of net assets as required. The adjustments will have no impact on net assets or the results of operations. As of December 31, 2013, no such reclassifications were required.

As of December 31, 2013, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the fund, and has determined that no provision for income tax is required in the fund’s financial statements. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended December 31, 2013, the fund did not incur any interest or penalties.

8. Other:

Subsequent to the period end, management determined that repurchase agreements held by the fund with one counterparty did not contain provisions whereby they could be sold or disposed of in the ordinary course of business within seven calendar days. Consequently, these repurchase agreements were reclassified as presumptively illiquid, causing the fund’s holdings of illiquid securities to exceed 5% of total assets at December 31, 2013 as noted in the Portfolio Holdings section. Upon reclassification, the fund temporarily ceased purchasing illiquid securities, and promptly thereafter, management reduced the illiquid securities held by the fund to less than 5% of total assets. Due to the reclassification, the fund may have exceeded 5% of total assets in illiquid securities from time to time since May 28, 2010 (the effective date of the 5% illiquidity threshold under Rule 2a-7). Had these repurchase agreements been presented as illiquid in the prior year, the holdings of illiquid securities in the financial statements at December 31, 2012 would have changed from 1.2% to 4.5% of net assets. The correction to reflect these securities as illiquid did not result in any financial impact to fund shareholders.

9. Subsequent Events:

Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.

26

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of:
Schwab Money Market Fund

In our opinion, the accompanying statement of assets and liabilities, including the portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Schwab Money Market Fund (one of the portfolios constituting The Charles Schwab Family of Funds, hereafter referred to as the “Fund”) at December 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2013 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
San Francisco, California
February 24, 2014

 27

Trustees and Officers

The tables below give information about the trustees and officers of The Charles Schwab Family of Funds, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust. The Fund Complex includes 99 funds.

The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the funds’ Statement of Additional Information, which is available free by calling 1-800-435-4000.

 Independent Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Mariann Byerwalter 1960 Trustee (Trustee of The Charles Schwab Family of Funds since 2000.)	Chairman of JDN Corporate Advisory LLC (advisory services firm) (Oct. 2001 – present).	76	Director, WageWorks, Inc. (2010 – present) Director, Redwood Trust, Inc. (1998 – present) Director, PMI Group Inc. (2001 – 2009)

John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds since 2008.)	Senior Fellow, The Hoover Institution at Stanford University (Oct. 1979 – present); Senior Fellow, Stanford Institute for Economic Policy Research; Professor of Public Policy, Stanford University (Sept. 2000 – present).	76	Director, Gilead Sciences, Inc. (2005 – present) Director, Monaco Coach Corporation (2005 – 2009)

David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds since 2011.)	Private Investor.	76	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present)

Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds since 2011.)	Retired. Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services for consumers and small businesses) (Dec. 2008 – Aug. 2013).	76	Director, KLA-Tencor Corporation (2008 – present)

Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds since 2000.)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (1990 – present).	76	Director, Eaton (2012 – present)
Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – 2013)
Director, Oneok, Inc. (2009 – 2013)
			Lead Independent Director, Board of Cooper Industries (2002 – 2012)

Joseph H. Wender 1944 Trustee (Trustee of The Charles Schwab Family of Funds since 2008.)	Senior Consultant, Goldman Sachs & Co., Inc. (investment banking and securities firm) (Jan. 2008 – present); Partner, Colgin Partners, LLC (vineyards) (February 1998 – present).	76	Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals (1994 – present)

28

 Interested Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served)	During the Past Five Years	the Trustee	Other Directorships

Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of The Charles Schwab Family of Funds since 1989.)	Chairman and Director, The Charles Schwab Corporation, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc., Charles Schwab Bank, N. A.; Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I, Schwab International Holdings, Inc.; Chief Executive Officer, Schwab Holdings, Inc.; Through June 2007, Director, U.S. Trust Company, N. A., U.S. Trust Corporation, United States Trust Company of New York. Until October 2008, Chief Executive Officer, The Charles Schwab Corporation, Charles Schwab & Co., Inc.	76	None

Walter W. Bettinger II2 1960 Trustee (Trustee of The Charles Schwab Family of Funds since 2008.)	As of October 2008, President and Chief Executive Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation. Since October 2008, Director, The Charles Schwab Corporation. Since May 2008, Director, Charles Schwab & Co., Inc. and Schwab Holdings, Inc. Since 2006, Director, Charles Schwab Bank. Until October 2008, President and Chief Operating Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation. From 2004 through 2007, Executive Vice President and President, Schwab Investor Services. From 2004 through 2005, Executive Vice President and Chief Operating Officer, Individual Investor Enterprise, and from 2002 through 2004, Executive Vice President, Corporate Services.	99	None

 Officers of the Trust

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Marie Chandoha 1961 President and Chief Executive Officer (Officer of The Charles Schwab Family of Funds since 2010.)	Executive Vice President, Charles Schwab & Co., Inc. (Sept. 2010 – present); Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (March 2007 – August 2010).

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of The Charles Schwab Family of Funds since 2004.)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present), Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Treasurer and Chief Financial Officer, Laudus Funds (2006 – present); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – present) and Schwab ETFs (Oct. 2009 – present); Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) Limited (April 2005 – present).

Omar Aguilar 1970 Senior Vice President and Chief Investment Officer – Equities (Officer of The Charles Schwab Family of Funds since 2011.)	Senior Vice President and Chief Investment Officer — Equities, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Equities, Schwab Funds and Laudus Funds (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (May 2009 – April 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).

 29

 Officers of the Trust (continued)

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Brett Wander 1961 Senior Vice President and Chief Investment Officer – Fixed Income (Officer of The Charles Schwab Family of Funds since 2011.)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds and Laudus Funds (June 2011 – present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies, Loomis, Sayles & Company (April 2006 – Jan. 2008).

David Lekich 1964 Chief Legal Officer and Secretary (Officer of The Charles Schwab Family of Funds since 2011.)	Senior Vice President (Sept. 2011 – present), Vice President (March 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present), Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (April 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk, Laudus Funds (April 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.

Catherine MacGregor 1964 Vice President and Assistant Secretary (Officer of The Charles Schwab Family of Funds since 2005.)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (March 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009 – present).

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds retirement policy requires that independent trustees retire at age 72 or after twenty years as a trustee, whichever comes first. In addition, the retirement policy requires any independent trustee of Schwab Funds who also serves as an independent trustee of the Laudus Funds to retire from the Boards of the Schwab Funds upon their required retirement date from either the Boards of Trustees of the Schwab Funds or the Laudus Funds, whichever comes first.
[2]	Mr. Schwab and Mr. Bettinger are Interested Trustees because they own stock of The Charles Schwab Corporation, the parent company of the investment adviser.
[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

30

Glossary

144A securities These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.

agency discount notes Notes issued by federal agencies—known as Government Sponsored Enterprises, or GSEs—at a discount to their value at maturity. An agency discount note is a short-term investment alternative offering a high degree of credit quality.

asset-backed commercial paper A short-term investment that is typically issued by a bank or other financial institution. The notes represent an interest in financial assets such as trade receivables, credit card receivables, auto receivables, etc. and are generally used for the short-term financing needs of companies.

capital gain, capital loss The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the capital gain or loss is considered unrealized appreciation or depreciation.

collateralized mortgage obligation (CMO) A type of security that is collateralized by pools of mortgages backed by government agencies or private issuers (non-agency). The streams of principal and interest payments on the mortgages are distributed to the different classes of CMO interests, known as tranches. Each tranche may have different principal balances, coupon rates, prepayment risks, and maturity dates.

commercial paper Promissory notes issued by banks, corporations and other entities to finance short-term credit needs. These securities generally are structured on a discounted basis but sometimes may be interest-bearing notes. Commercial paper, which may be unsecured, is subject to credit risk.

corporate note An unsecured debt security issued by a corporation that is subject to the credit risk of the issuer.

credit-enhanced securities Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security’s value, are designed to help lower the risk of default on a security and may also make the security more liquid.

credit quality The capacity of an issuer to make its interest and principal payments. Federal regulations strictly regulate the credit quality of the securities a money market fund can buy.

credit ratings Debt issuers, including corporations, states and municipalities, may arrange with a recognized independent rating organization, such as Standard & Poor’s, Fitch, Inc., Moody’s Investor Service, and DBRS, to rate their creditworthiness and/or the creditworthiness of their debt issues. For example, an issuer may obtain a long-term rating within the investment grade rating category, which is, from high to low, AAA, AA, A and BBB for Standard & Poor’s, Fitch, and DBRS; and Aaa, Aa, A and Baa for Moody’s.

credit risk The risk that a debt issuer may be unable to pay interest or repay principal to its debt holders.

dollar-weighted average maturity See weighted average maturity.

effective yield A measurement of a fund’s yield that assumes that all interest income is reinvested in additional shares of the fund.

exchange-traded fund (ETF) An investment fund that tracks an index, a commodity or a basket of assets, and trades on an exchange.

expense ratio The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets for the year.

face value The value of a bond, note, mortgage or other security as given on the certificate or instrument. Face value is also referred to as par value or nominal value.

illiquid securities Securities are generally considered illiquid if they cannot be disposed of promptly (typically within seven days) and in the ordinary course of business at approximately the amount at which a fund has valued the instruments.

interest Payments to holders of debt securities as compensation for loaning a security’s principal to the issuer.

liquidity-enhanced security The security’s structure includes a liquidity arrangement that requires an entity other than the issuer (such as a large financial institution) to provide funds to pay a tender under most circumstances. Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities for repayment within a specified time period (usually one day or one week) at any time prior to their final maturity.

maturity The date a debt security is scheduled to be “retired” and its principal amount repaid. The Maturity of an investment will generally reflect the security’s final maturity date unless the security’s structure includes a maturity-shortening provision such as an interest rate reset, demand feature or put feature (the “Effective Maturity Date”). For those securities with a maturity-shortening provision, including variable-rate demand securities, the Maturity is determined by using the Effective Maturity Date, as permitted by Rule 2a-7.

municipal securities Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.

net asset value per share (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding. Money funds seek to maintain a steady NAV of $1.00.

outstanding shares, shares outstanding When speaking of a company or mutual fund, indicates all shares currently held by investors.

repurchase agreement (also known as a “repo”) The sale of a security combined with a simultaneous agreement to repurchase it at a predetermined date and price.

restricted securities Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.

Tier 1, Tier 2 Tier 1 is the highest category of credit quality, Tier 2 the second highest. A security’s tier can be established either by an independent rating organization or by a determination of the investment adviser. Money market fund shares and U.S. government securities are automatically considered Tier 1 securities.

 31

total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

variable rate demand obligations (VRDOs) Securities that have long maturities but which, because of their structure, require them to repay principal plus accrued interest within a specified timeframe (usually one or seven days) upon the demand of the bond holder. Depending on their structure, the repayment may be made by the bond issuer or by a financial institution, such as a highly rated bank.

weighted average life (WAL) For money market mutual funds as per rule 2a-7, the weighted average life calculation takes into account either the final maturity date for each security held in the portfolio or, when relevant, the date of the next demand feature (when the fund is scheduled to receive payment of principal and interest after a demand). Money funds are required to maintain a weighted average life of no more than 120 days. Weighted average life for all Schwab money market funds is available in each fund’s monthly schedule of portfolio holdings at www.schwabfunds.com/prospectus and also available in each fund’s Form N-MFP on the SEC’s website at www.sec.gov 60 days after the end of the month to which the information pertains.

weighted average maturity (WAM) For money market mutual funds as per rule 2a-7, the maturity date or Effective Maturity Date (see definition of maturity) of all the debt securities in its portfolio, or the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand, calculated as a weighted average. As a rule, the longer a fund’s weighted average maturity, the greater its interest rate risk. Money funds are required to maintain a weighted average maturity of no more than 60 days.

yield The income paid out by an investment, expressed as a percentage of the investments market value.

32

PRIVACY NOTICE
 THIS IS NOT PART OF THE SHAREHOLDER REPORT

A Commitment to Your Privacy

Your Privacy Is Not for Sale

We do not and will not sell your personal information to anyone, for any reason.

We are committed to protecting the privacy of information we maintain about you. Below are details about our commitment, including the types of information we collect and how we use and share that information. This Privacy Notice applies to you only if you are an individual who invests directly in the funds by placing orders through the funds’ transfer agent. If you place orders through your brokerage account at Charles Schwab & Co., Inc. or an account with another broker-dealer, investment advisor, 401(k) plan, employee benefit plan, administrator, bank or other financial intermediary, you are covered by the privacy policies of that financial institution and should consult those policies.

How We Collect Information About You

We collect personal information about you in a number of ways.

•	APPLICATION AND REGISTRATION INFORMATION.

We collect personal information from you when you open an account or utilize one of our services. We may also collect information about you from third parties such as consumer reporting agencies to verify your identity. The information we collect may include personal information, including your Social Security number, as well as details about your interests, investments and investment experience.

•	TRANSACTION AND EXPERIENCE INFORMATION.

Once your account has been opened, we collect and maintain personal information about your account activity, including your transactions, balances, positions and history. This information allows us to administer your account and provide the services you have requested.

•	WEBSITE USAGE.

When you visit our websites, we may use devices known as “cookies,” graphic interchange format files (GIFs), or other similar web tools to enhance your web experience. These tools help us to recognize you, maintain your web session, and provide a more personalized experience. To learn more, please click the Privacy link on our website.

How We Share and Use Your Information

We provide access to information about you to our affiliated companies, outside companies and other third parties in certain limited circumstances, including:

•	to help us process transactions for your account;

•	when we use other companies to provide services for us, such as printing and mailing your account statements;

•	when we believe that disclosure is required or permitted under law (for example, to cooperate with regulators or law enforcement, resolve consumer disputes, perform credit/authentication checks, or for risk control).

State Laws

We will comply with state laws that apply to the disclosure or use of information about you.

Safeguarding Your Information — Security Is a Partnership

We take precautions to ensure the information we collect about you is protected and is accessed only by authorized individuals or organizations.

Companies we use to provide support services are not allowed to use information about our shareholders for their own purposes and are contractually obligated to maintain strict confidentiality. We limit their use of information to the performance of the specific services we have requested.

We restrict access to personal information by our employees and agents. Our employees are trained about privacy and are required to safeguard personal information.

We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

Contact Us

To provide us with updated information, report suspected fraud or identity theft, or for any other questions, please call the number below.

Schwab Funds® direct investors:  1-800-407-0256

© 2013 Schwab Funds. All rights reserved.

Notes

Notes

Notes

Schwab Funds® offers you an extensive family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available Schwab Funds.

Whether you are an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund’s investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

Proxy Voting Policies, Procedures and Results

A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Fund’s website at www.schwabfunds.com/prospectus, the SEC’s website at http://www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabfunds.com/prospectus or the SEC’s website at http://www.sec.gov.

The Schwab Funds Family®

Stock Funds
Schwab Core Equity Fundtm
Schwab Dividend Equity Fundtm
Schwab Large-Cap Growth Fundtm
Schwab Small-Cap Equity Fundtm
Schwab Hedged Equity Fundtm
Schwab Financial Services Fundtm
Schwab Health Care Fundtm
Schwab® International Core Equity Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small Company Index Fund
Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Global Real Estate Fundtm
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab International Index Fund®

Asset Allocation Funds
Schwab Balanced Fundtm
Schwab MarketTrack All Equity Portfoliotm
Schwab MarketTrack Growth Portfoliotm
Schwab MarketTrack Balanced Portfoliotm
Schwab MarketTrack Conservative Portfoliotm
Schwab Target 2010 Fund
Schwab Target 2015 Fund
Schwab Target 2020 Fund
Schwab Target 2025 Fund
Schwab Target 2030 Fund
Schwab Target 2035 Fund
Schwab Target 2040 Fund
Schwab Target 2045 Fund
Schwab Target 2050 Fund
Schwab Target 2055 Fund
Schwab® Monthly Income Fund – Moderate Payout
Schwab® Monthly Income Fund – Enhanced Payout
Schwab® Monthly Income Fund – Maximum Payout

Bond Funds
Schwab Short-Term Bond Market Fundtm
Schwab Intermediate-Term Bond Fundtm
Schwab Total Bond Market Fundtm
Schwab GNMA Fundtm
Schwab® Treasury Inflation Protected Securities Index Fund
Schwab Tax-Free Bond Fundtm
Schwab California Tax-Free Bond Fundtm

Schwab Money Funds
Schwab offers an array of money market funds.1 Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.

[1]	Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105

Funds
Schwab Funds®
P.O. Box 3812, Englewood, CO 80155–3812

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
© 2014 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
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Annual report dated December 31, 2013, enclosed.

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Annual Report
December 31, 2013

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In This Report

Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor: Charles Schwab & Co., Inc. (Schwab).

From the President

Marie Chandoha is President and CEO of Charles Schwab Investment Management, Inc. and the fund covered in this report.

For the 12 months ended December 31, 2013, yields on money market securities remained historically low.

Dear Shareholder,

As President and CEO of Charles Schwab Investment Management, Inc., I’d like to thank you for trusting us to help you meet your investment goals, and for reading this annual report concerning Schwab Cash Reserves. This fund is part of our core solutions for investing in money market securities, and is designed to offer stability of capital, liquidity, and income.

For the 12 months ended December 31, 2013, yields on money market securities remained historically low. The backdrop for these yields included policies by the Federal Reserve to stimulate the U.S. economy by attempting to hold down interest rates. With modest improvements in the economy, the Fed announced plans to begin “tapering” some of its stimulative policies in 2014. Likewise, the euro zone’s sovereign debt crisis seemed to become less of a concern amid efforts by the European Central Bank to support economic growth in the region, combined with progress on unifying the region’s banking system.

In related industry matters, the SEC proposed various ideas on reforming money funds in June 2013 that could impact the way in which these funds operate, and the SEC is currently reviewing feedback from the industry. However, the nature and implementation time line of any new rules remain relatively unknown and are subject to a lengthy rule-making and implementation process.

For more information about Schwab Cash Reserves, please continue reading this report. In addition, you can find answers to frequently asked questions and further details about this fund by visiting www.schwabfunds.com, or by contacting us at 1-800-435-4000.

Sincerely,

2 Schwab Cash Reserves

Fund Management

Linda Klingman, Managing Director and Head of Taxable Money Market Strategies, leads the portfolio management team of Schwab’s prime and government taxable money funds. Ms. Klingman also has overall responsibility for all aspects of the management of the fund. Prior to joining CSIM in 1990, Ms. Klingman worked for AIM Management, Inc. for five years, most recently as a senior money market trader. She has managed money market funds since 1988.

Mike Neitzke, Managing Director and Senior Portfolio Manager, is responsible for the day-to-day co-management of the fund. Prior to joining CSIM in 2001, Mr. Neitzke spent 10 years as a principal at Wells Capital Management, where he managed taxable money market funds, including SEC-registered and ERISA-qualified funds. Prior to that, he was a portfolio manager with Union Capital Advisors in Los Angeles. He has worked in the financial industry as a portfolio manager since 1986.

Michael Lin, Portfolio Manager, is responsible for the day-to-day co-management of the fund. Mr. Lin has been a portfolio manager with CSIM since 2006, and also worked in CSIM’s Fund Administration group for nearly four years, where he focused on security pricing and valuation of Schwab Funds. Prior to joining CSIM, he spent three years at American Century Investments, most recently as a senior trader of the taxable money market funds.

Jonathan Roman, Portfolio Manager, is responsible for the day-to-day co-management of the fund. Mr. Roman has been a portfolio manager with CSIM since 2010, and has held a number of positions at the firm since beginning his tenure in 2005. In 2009, he joined the Portfolio Management group as a Trader, and prior to that he worked in the Portfolio Operations and Analytics group providing trading support to the taxable money market desk.

Schwab Cash Reserves 3

Schwab Cash Reserves

Schwab Cash Reserves (the fund) seeks the highest current income consistent with stability of capital and liquidity. To pursue its goal, the fund invests in high-quality, short-term money market instruments issued by U.S. and foreign issuers. Examples of these securities include commercial paper, certificates of deposit, repurchase agreements, variable-rate debt securities, and obligations issued by the U.S. government or its agencies and instrumentalities. For more information concerning the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.

Since December 2008, when the Federal Reserve (the Fed) first cut short-term interest rates to present-day levels, yields on money market securities have remained historically low—a trend that continued throughout the period. As a result, and to help the fund maintain a positive net yield, the fund’s investment adviser and its affiliates voluntarily waived certain fees or expenses during the reporting period.* For more information about the fund’s yield and other important characteristics, please review the charts and footnotes that follow this discussion.

Market Highlights. The euro zone’s sovereign debt crisis appeared to stabilize during 2013, while in the U.S., the Fed kept short-term interest rates near zero percent and tried to hold down long-term interest rates. The Fed’s efforts to stimulate economic growth seemed to help, with the housing market and labor market in particular showing signs of improvement. As a result, the Fed announced plans to begin winding down some of its stimulative policies in 2014.

In preparation for this policy shift, the Fed began daily test operations of its Reverse Repurchase Facility in September. The facility will sell securities to eligible buyers. The operation has the potential to help establish a floor for short-term interest rates and is expected to serve as another tool to assist the Fed in managing its monetary policies.

Meanwhile, regulatory requirements have increased the costs of selling short-term securities for many issuers. These costs, and persistently low rates, have encouraged the issuance of longer-term securities instead. Amid this environment, the supply of money market securities in which the portfolio typically invests generally declined.

In addition, unexpectedly strong cash inflows from taxes decreased the government’s need to issue U.S. Treasury bills during the second quarter, while late in the year, buyers who traditionally purchase longer-term securities showed strong demand for shorter-term securities in anticipation of the Fed’s policy shift. These combined factors led to historically low yields for many types of taxable money market securities.

Positioning and Strategies. The fund’s investment adviser focused on stability of capital and ensured liquidity as the market backdrop evolved. In light of the generally stable conditions in the euro zone and support from the European Central Bank for the region’s banking system, the fund continued to selectively invest in securities from countries such as France and Germany. The investment adviser also added securities from countries such as Australia, Canada, Japan, and Sweden that passed a rigorous screening process and seemed to offer attractive yields. In addition, the fund shifted between repurchase agreements (repos) collateralized by government agency securities and repos collateralized by Treasuries amid seasonal supply and demand constraints, while a dwindling supply of asset-backed commercial paper led the fund to reduce its holdings of these securities.
As of 12/31/13:
 Portfolio Composition By Maturity1

% of investments

1-7 Days	33.0%
8-30 Days	20.7%
31-60 Days	11.6%
61-90 Days	9.8%
91-180 Days	19.8%
More than 180 Days	5.1%
Total	100.0%

 Statistics

Weighted Average Maturity[2]	55 Days
Credit Quality Of Holdings[3] % of portfolio	99.99% Tier 1

 Portfolio Composition by Security Type

% of investments

Commercial Paper
Asset Backed	7.1%
Financial Company	5.6%
Other	0.7%
Certificate Of Deposit	47.6%
Government Agency Debt	3.0%
Other Instrument	4.1%
Variable Rate Demand Note	0.3%
Other Note	7.0%
Repurchase Agreement
Government Agency	12.3%
Treasury	7.6%
Other	4.7%
Total	100.0%

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Management views and portfolio holdings may have changed since the report date.

*	The investment adviser and its affiliates may recapture expenses or fees they waived under a voluntary yield waiver until the third anniversary of the end of the fiscal year in which such waiver occurs, subject to certain limitations. For more information on the potential impact of such recapture on future yields, see financial note 4.
[1]	As shown in the Portfolio Holdings section of the shareholder report.
[2]	Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
[3]	Based on ratings from Standard & Poor’s Corp., Moody’s Investors Service, Fitch Ratings, and/or DBRS, or, if unrated, is determined to be of comparable quality. The fund may use different ratings provided by other rating agencies for purposes of determining compliance with the fund’s investment policies. The fund itself has not been rated by an independent credit rating agency.

4 Schwab Cash Reserves

Performance and Fund Facts as of 12/31/13

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwabfunds.com/prospectus.

 Seven-Day Average Yield Trend for previous 12 months

 Seven-Day Yields

The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.

Schwab Cash Reservestm
Sweep
Shares

Ticker Symbol	SWSXX
Minimum Initial Investment	*

Seven-Day Yield[1]	0.06%

Seven-Day Yield–Without Contractual Expense Limitation[2]	-0.02%

Seven-Day Effective Yield[1]	0.06%

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Portfolio holdings may have changed since the report date.

*	Subject to the eligibility terms and conditions of your Schwab account agreement.
[1]	Yield reflects the effect of the fund’s agreement with the investment adviser and its affiliates to limit the fund’s total annual operating expenses to certain levels (contractual expense limitation). In addition, the investment adviser and its affiliates have voluntarily waived expenses in excess of the contractual expense limitation to maintain a positive net yield for the fund (voluntary yield waiver). Without the contractual expense limitation and the voluntary yield waiver, the fund’s yield would have been lower. For additional details, see financial note 4.
[2]	Yield does not reflect the effect of the contractual expense limitation, but does reflect the effect of the voluntary yield waiver. The voluntary yield waiver added 0.45% to the seven-day yield.

Schwab Cash Reserves 5

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

As a fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees; and (2) ongoing costs, including management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning July 1, 2013 and held through December 31, 2013.

Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for the fund under the heading entitled
“Expenses Paid During Period.”

Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio[1]	Account Value	(Net of Expenses)	During Period[2]
	(Annualized)	at 7/1/13	at 12/31/13	7/1/13–12/31/13

Schwab Cash Reservestm
Actual Return	0.18%	$1,000.00	$1,000.30	$0.91
Hypothetical 5% Return	0.18%	$1,000.00	$1,024.30	$0.92

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights which covers a 12-month period.
[2]	Expenses for the fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days of the period, and divided by 365 days of the fiscal year.

6 Schwab Cash Reserves

Schwab Cash Reserves™

Financial Statements

Financial Highlights

	1/1/13–		1/1/12–		1/1/11–		1/1/10–		1/1/09–
	12/31/13		12/31/12		12/31/11		12/31/10		12/31/09

Per-Share Data ($)

Net asset value at beginning of period	1.00		1.00		1.00		1.00		1.00

Income (loss) from investment operations:
Net investment income (loss)	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]
Net realized and unrealized gains (losses)	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1,2]	(0.00)[1]

Total from investment operations	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]
Less distributions:
Distributions from net investment income	(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]		(0.00)[1]

Net asset value at end of period	1.00		1.00		1.00		1.00		1.00

Total return (%)	0.06		0.06		0.06		0.07		0.16

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.20	[3]	0.23	[3,4]	0.20	[3]	0.28	[3]	0.47	[3,5]
Gross operating expenses	0.70		0.70	[4]	0.71		0.71		0.74
Net investment income (loss)	0.06		0.06		0.06		0.07		0.16
Net assets, end of period ($ x 1,000,000)	39,452		37,498		34,077		32,419		31,720

1 Per-share amount was less than $0.01.
2 Net realized and unrealized gains (losses) ratio includes payment from affiliate.
3 Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation. (See financial note 4)
4 The ratio of gross operating expenses would have been 0.71%, if the State filing fee reimbursement had not been included. There was no impact on the ratio of net operating expenses.
5 The ratio of net operating expenses would have been 0.45% if certain non-routine expenses (participation fees for the Treasury’s Temporary Guarantee Program for Money Market Funds) had not been incurred.

See financial notes 7

 Schwab Cash Reserves

Portfolio Holdings as of December 31, 2013

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also files a complete schedule of portfolio holdings with the SEC monthly on Form N-MFP which is available 60 days after the end of the month to which the information pertains. A monthly schedule of portfolio holdings is also available by visiting the fund’s website at www.schwabfunds.com/prospectus along with a link to the fund’s Form N-MFP filings on the SEC’s website.

For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the effective maturity and maturity date are the same, the date will appear in the maturity date column.

		Cost	Value
Holdings by Category		($)	($)

58.1%	Fixed-Rate Obligations	22,903,683,703	22,903,683,703
17.3%	Variable-Rate Obligations	6,827,408,981	6,827,408,981
24.6%	Repurchase Agreements	9,706,814,515	9,706,814,515

100.0%	Total Investments	39,437,907,199	39,437,907,199
0.0%	Other Assets and Liabilities, Net		14,385,018

100.0%	Net Assets		39,452,292,217

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Fixed-Rate Obligations 58.1% of net assets

Asset Backed Commercial Paper 6.9%
Bennington Stark Capital Co, LLC	a,b,c	0.32%		02/14/14	50,000,000	49,980,444

CAFCO, LLC	a,b,c	0.42%		02/04/14	44,000,000	43,982,547
	a,b,c	0.41%		02/06/14	50,000,000	49,979,500
	a,b,c	0.39%		03/05/14	129,000,000	128,913,086
	a,b,c	0.38%		03/17/14	30,000,000	29,976,250
	a,b,c	0.35%		03/26/14	46,000,000	45,962,433

Cancara Asset Securitisation, LLC	a,b,c	0.21%		01/06/14	36,000,000	35,998,950
	a,b,c	0.21%		01/21/14	60,000,000	59,993,000
	a,b,c	0.21%		02/03/14	150,000,000	149,971,125
	a,b,c	0.21%		02/04/14	100,000,000	99,980,167
	a,b,c	0.21%		02/21/14	41,000,000	40,987,802

Charta, LLC	a,b,c	0.42%		02/04/14	8,000,000	7,996,827
	a,b,c	0.34%		05/12/14	100,000,000	99,876,278
	a,b,c	0.25%		06/25/14	22,000,000	21,973,264

Ciesco, LLC	a,b,c	0.41%		02/03/14	48,000,000	47,981,960
	a,b,c	0.41%		02/18/14	94,000,000	93,948,613
	a,b,c	0.42%		02/19/14	17,000,000	16,990,282
	a,b,c	0.39%		03/05/14	144,000,000	143,902,980

Collateralized Commercial Paper Co, LLC	a,b	0.32%		01/22/14	75,000,000	74,986,000
	a,b	0.32%		01/27/14	64,000,000	63,985,209
	a,b	0.32%		02/05/14	158,000,000	157,950,844
	a,b	0.32%		02/25/14	50,000,000	49,975,556
	a,b	0.30%		05/19/14	29,000,000	28,966,650
	a,b	0.30%		05/20/14	61,000,000	60,929,342
	a,b	0.30%		06/24/14	51,000,000	50,926,050

CRC Funding, LLC	a,b,c	0.42%		02/04/14	185,000,000	184,926,617
	a,b,c	0.38%		03/17/14	65,000,000	64,948,541
	a,b,c	0.34%		03/28/14	60,000,000	59,951,267

8 See financial notes

 Schwab Cash Reserves

Portfolio Holdings continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
	a,b,c	0.25%		06/26/14	28,000,000	27,965,778

Crown Point Capital Co, LLC	a,b,c	0.23%		01/22/14	83,000,000	82,988,864
	a,b,c	0.23%		01/24/14	95,000,000	94,986,040
	a,b,c	0.24%		04/09/14	66,000,000	65,956,879

Govco, LLC	a,b,c	0.20%		03/19/14	44,000,000	43,981,178
	a,b,c	0.34%		05/05/14	21,000,000	20,975,407

Lexington Parker Capital Co, LLC	a,b,c	0.23%		02/13/14	48,000,000	47,986,813

Manhattan Asset Funding Capital Co, LLC	a,b,c	0.22%		01/09/14	31,000,000	30,998,484
	a,b,c	0.20%		01/13/14	10,500,000	10,499,300
	a,b,c	0.20%		01/16/14	25,000,000	24,997,917
	a,b,c	0.22%		02/13/14	7,000,000	6,998,202
	a,b,c	0.21%		02/14/14	49,000,000	48,987,423

Nieuw Amsterdam Receivables Corp	a,b,c	0.20%		02/21/14	19,000,000	18,994,617

Ridgefield Funding Co, LLC	a,b,c	0.32%		03/07/14	39,000,000	38,977,467

Sheffield Receivables Corp	a,b,c	0.24%		01/13/14	16,000,000	15,998,720
	a,b,c	0.23%		02/07/14	122,000,000	121,971,161
	a,b,c	0.22%		03/17/14	37,000,000	36,983,042

						2,706,188,876

Financial Company Commercial Paper 3.2%
BPCE SA	c	0.24%		02/03/14	30,000,000	29,993,538
	c	0.26%		02/03/14	15,000,000	14,996,425

Commonwealth Bank of Australia	c	0.21%		03/05/14	140,000,000	139,948,550

General Electric Capital Corp		0.20%		06/04/14	50,000,000	49,957,222

ING (U.S.) Funding, LLC	a	0.24%		05/02/14	7,000,000	6,994,353

JP Morgan Chase & Co		0.34%		03/10/14	27,000,000	26,982,660
		0.35%		05/19/14	21,000,000	20,971,825

JP Morgan Securities, LLC	c	0.30%		05/21/14	34,000,000	33,960,333
	c	0.40%		08/26/14	209,000,000	208,449,633

Nationwide Building Society		0.23%		01/24/14	16,000,000	15,997,649
		0.21%		02/10/14	132,000,000	131,969,933
		0.21%		02/25/14	75,000,000	74,976,511
		0.21%		03/10/14	92,000,000	91,963,507
		0.23%		03/17/14	46,000,000	45,978,438
		0.23%		04/01/14	2,000,000	1,998,850

PNC Bank, NA		0.25%		03/17/14	88,000,000	88,000,000
		0.25%		04/23/14	71,000,000	71,000,000

Skandinaviska Enskilda Banken AB		0.30%		01/21/14	37,000,000	36,993,833
		0.28%		04/01/14	50,000,000	49,965,000
		0.28%		04/15/14	84,000,000	83,932,053
		0.29%		04/21/14	37,000,000	36,967,779
		0.28%		06/02/14	11,000,000	10,987,228

						1,272,985,320

Other Commercial Paper 0.7%
San Jose Redevelopment Agency
Sub Tax Allocation Taxable RB Series 2003A	a	0.25%		05/16/14	7,500,000	7,500,000

See financial notes 9

 Schwab Cash Reserves

Portfolio Holdings continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Toyota Motor Credit Corp	a	0.23%		01/28/14	157,000,000	156,972,918
	a	0.22%		03/05/14	14,000,000	13,994,610
	a	0.21%		04/15/14	46,000,000	45,972,093
	a	0.26%		06/20/14	50,000,000	49,938,611

						274,378,232

Certificate of Deposit 38.0%
Abbey National Treasury Services PLC	a	0.25%		01/16/14	71,000,000	71,000,000
	a	0.24%		02/20/14	120,000,000	120,000,000

Bank of Montreal		0.05%		01/02/14	250,000,000	250,000,000
		0.05%		01/03/14	350,000,000	350,000,000
		0.18%		01/06/14	291,000,000	291,000,000
		0.19%		01/08/14	61,000,000	61,000,000

Bank of Nova Scotia		0.18%		01/17/14	251,000,000	251,000,000
		0.18%		04/14/14	145,000,000	145,000,000
		0.20%		04/28/14	150,000,000	150,000,000
		0.22%		05/20/14	15,000,000	15,000,000

Bank of the West		0.25%		04/14/14	188,000,000	188,000,000

Bank of Tokyo Mitsubishi UFJ, Ltd		0.33%		01/02/14	213,000,000	213,000,000
		0.33%		01/09/14	17,000,000	17,000,000
		0.33%		01/15/14	117,000,000	117,000,000
		0.25%		05/07/14	157,000,000	157,000,000
		0.32%		05/14/14	108,000,000	108,000,000
		0.25%		05/16/14	2,000,000	2,000,000
		0.32%		05/23/14	5,000,000	5,000,000
		0.32%		05/27/14	116,000,000	116,000,000
		0.32%		05/28/14	152,000,000	152,000,000
		0.31%		06/12/14	3,000,000	3,000,000
		0.25%		06/25/14	14,000,000	14,000,000

Barclays Bank PLC		0.30%		01/27/14	26,000,000	26,000,000
		0.30%		03/10/14	32,000,000	32,000,000
		0.25%		03/27/14	143,000,000	143,000,000
		0.43%		09/23/14	82,000,000	82,000,000
		0.43%		10/01/14	85,000,000	85,000,000

BNP Paribas		0.35%		02/14/14	76,000,000	76,000,000
		0.34%		03/03/14	187,000,000	187,000,000
		0.30%		04/01/14	128,000,000	128,000,000
		0.30%		04/04/14	63,000,000	63,000,000
		0.32%		05/06/14	68,000,000	68,000,000
		0.32%		06/13/14	43,000,000	43,000,000
		0.47%		08/25/14	167,000,000	167,000,000

Branch Banking & Trust Co		0.05%		01/06/14	295,000,000	295,000,000

Canadian Imperial Bank of Commerce		0.04%		01/02/14	111,000,000	111,000,000

Chase Bank USA, NA		0.33%		02/12/14	250,000,000	250,000,000
		0.32%		02/24/14	171,000,000	171,000,000
		0.32%		03/03/14	55,000,000	55,000,000
		0.32%		03/04/14	18,000,000	18,000,000
		0.32%		03/10/14	100,000,000	100,000,000
		0.38%		12/05/14	149,000,000	149,000,000

Citibank, NA		0.40%		02/14/14	22,000,000	22,000,000
		0.34%		03/25/14	35,000,000	35,000,000
		0.34%		03/27/14	50,000,000	50,000,000
		0.35%		05/01/14	164,000,000	164,000,000

10 See financial notes

 Schwab Cash Reserves

Portfolio Holdings continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
		0.35%		05/02/14	65,000,000	65,000,000
		0.26%		06/25/14	325,000,000	325,000,000
		0.26%		06/27/14	2,000,000	2,000,000

Commonwealth Bank of Australia		0.20%		03/12/14	62,000,000	62,000,000

Credit Agricole Corporate and Investment Bank		0.25%		03/04/14	10,000,000	10,000,000
		0.24%		03/18/14	36,000,000	36,000,000
		0.25%		03/21/14	25,000,000	25,000,000

Credit Agricole SA		0.21%		02/03/14	192,000,000	192,000,000

Credit Suisse AG		0.26%		03/18/14	100,000,000	100,000,000
		0.25%		04/01/14	205,000,000	205,000,000
		0.25%		04/29/14	126,000,000	126,000,000
		0.25%		05/08/14	146,000,000	146,000,000
		0.25%		05/28/14	99,000,000	99,000,000
		0.25%		06/11/14	4,000,000	4,000,000
		0.26%		06/20/14	10,000,000	10,000,000
		0.26%		06/25/14	7,000,000	7,000,000

Deutsche Bank AG		0.73%		01/17/14	313,000,000	313,000,000
		0.35%		01/29/14	329,000,000	329,000,000
		0.32%		02/27/14	19,000,000	19,000,000
		0.27%		04/29/14	77,000,000	77,000,000
		0.27%		04/30/14	109,000,000	109,000,000
		0.30%		05/27/14	126,000,000	126,000,000
		0.45%		11/21/14	250,000,000	250,000,000

ING Bank NV		0.38%		01/21/14	135,000,000	135,000,000
		0.37%		02/05/14	28,000,000	28,000,000
		0.24%		03/12/14	3,000,000	3,000,000
		0.38%		03/13/14	141,000,000	141,000,000
		0.39%		04/01/14	118,000,000	118,000,000
		0.36%		05/01/14	33,000,000	33,000,000
		0.32%		05/15/14	61,000,000	61,000,000
		0.32%		05/16/14	128,000,000	128,000,000
		0.32%		06/11/14	90,000,000	90,000,000

JPMorgan Chase Bank, NA		0.30%		02/06/14	73,000,000	73,000,000
		0.32%		03/10/14	35,000,000	35,000,000
		0.32%		03/14/14	10,000,000	10,000,000
		0.32%		04/23/14	97,000,000	97,000,000
		0.32%		04/28/14	126,000,000	126,000,000
		0.32%		04/29/14	70,000,000	70,000,000
		0.32%		05/12/14	87,000,000	87,000,000
		0.32%		05/13/14	11,000,000	11,000,000
		0.32%		06/06/14	92,000,000	92,019,843
		0.37%		07/29/14	202,000,000	202,000,000
		0.37%		07/30/14	25,900,000	25,903,010
		0.35%		08/01/14	131,000,000	131,000,000
		0.35%		08/06/14	54,100,000	54,100,000

Lloyds Bank PLC		0.28%		05/15/14	212,000,000	212,000,000
		0.28%		05/27/14	32,000,000	32,000,000
		0.27%		06/10/14	20,000,000	20,000,000
		0.27%		06/23/14	122,000,000	122,000,000

Mitsubishi UFJ Trust & Banking Corp		0.25%		04/08/14	80,000,000	80,000,000
		0.25%		04/10/14	98,000,000	98,000,000
		0.26%		04/23/14	168,000,000	168,000,000
		0.25%		05/16/14	13,000,000	13,000,000
		0.25%		05/27/14	1,000,000	1,000,000

See financial notes 11

 Schwab Cash Reserves

Portfolio Holdings continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Mizuho Bank Ltd		0.21%		01/08/14	39,000,000	39,000,000
		0.25%		03/10/14	134,000,000	134,000,000
		0.26%		04/24/14	250,000,000	250,000,000
		0.26%		06/10/14	126,500,000	126,500,000
		0.26%		06/16/14	5,000,000	5,000,000

Natixis SA		0.25%		02/14/14	82,000,000	82,000,000
		0.23%		04/01/14	111,000,000	111,000,000

Oversea-Chinese Banking Corp, Ltd		0.08%		01/02/14	75,000,000	75,000,000

Rabobank Nederland		0.31%		06/02/14	274,000,000	274,000,000
		0.25%		07/02/14	584,000,000	584,000,000

Skandinaviska Enskilda Banken AB		0.29%		01/16/14	84,000,000	84,000,000
		0.29%		01/27/14	11,000,000	11,000,000
		0.28%		03/14/14	10,000,000	10,000,000
		0.28%		05/02/14	11,000,000	11,000,000

Societe Generale		0.24%		03/06/14	32,000,000	32,000,000
		0.25%		03/17/14	100,000,000	100,000,000

Sumitomo Mitsui Banking Corp		0.22%		02/07/14	61,000,000	61,000,000
		0.22%		02/11/14	284,000,000	284,000,000
		0.32%		02/13/14	149,000,000	149,000,000
		0.32%		02/14/14	2,000,000	2,000,000
		0.31%		02/19/14	48,000,000	48,000,000
		0.22%		03/04/14	18,000,000	18,000,000
		0.22%		03/11/14	40,000,000	40,000,000
		0.21%		03/19/14	2,000,000	2,000,000
		0.22%		04/02/14	4,000,000	4,000,000
		0.22%		04/08/14	54,000,000	54,000,000
		0.26%		04/25/14	93,000,000	93,000,000
		0.25%		05/08/14	4,000,000	4,000,000
		0.25%		05/13/14	108,000,000	108,000,000
		0.31%		05/27/14	41,000,000	41,000,000
		0.31%		06/02/14	111,000,000	111,000,000
		0.31%		06/03/14	15,000,000	15,000,000
		0.31%		06/05/14	32,000,000	32,000,000
		0.31%		06/09/14	88,000,000	88,000,000
		0.25%		06/16/14	14,000,000	14,000,000
		0.25%		07/01/14	65,000,000	65,000,000
		0.30%		09/19/14	18,000,000	18,000,000

Sumitomo Mitsui Trust Bank Ltd		0.22%		01/07/14	218,000,000	218,000,000
		0.21%		02/10/14	24,000,000	24,000,000
		0.22%		02/12/14	227,000,000	227,000,000
		0.22%		02/26/14	35,000,000	35,000,000
		0.22%		02/28/14	50,000,000	50,000,000
		0.21%		04/01/14	22,000,000	22,000,000

Toronto-Dominion Bank		0.17%		01/07/14	224,000,000	224,000,000
		0.23%		03/06/14	55,000,000	55,000,000
		0.21%		04/08/14	173,000,000	173,000,000

UBS AG		0.24%		03/10/14	184,000,000	184,000,000

Union Bank, NA		0.23%		01/06/14	78,000,000	78,000,000
		0.21%		01/15/14	45,000,000	45,000,000
		0.21%		04/11/14	7,000,000	7,000,000
		0.21%		04/17/14	4,000,000	4,000,000

Wells Fargo Bank, NA		0.22%		06/16/14	12,000,000	12,000,000

						14,987,522,853

12 See financial notes

 Schwab Cash Reserves

Portfolio Holdings continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Government Agency Debt 2.5%
Federal Home Loan Bank		0.06%		01/02/14	9,300,000	9,299,984
		0.05%		01/03/14	49,180,000	49,179,857
		0.06%		01/03/14	5,400,000	5,399,982
		0.06%		01/08/14	9,000,000	8,999,904
		0.06%		01/10/14	84,000,000	83,998,755
		0.06%		01/14/14	45,000,000	44,999,025
		0.07%		01/15/14	2,000,000	1,999,949
		0.07%		01/17/14	113,000,000	112,996,736
		0.06%		01/22/14	17,275,000	17,274,395
		0.06%		01/24/14	241,000,000	240,990,762
		0.06%		01/29/14	47,000,000	46,997,807
		0.07%		01/31/14	14,000,000	13,999,195
		0.07%		02/07/14	82,000,000	81,994,100
		0.07%		02/12/14	50,000,000	49,995,917
		0.07%		02/14/14	6,500,000	6,499,444
		0.08%		02/14/14	94,000,000	93,991,383
		0.06%		02/19/14	15,000,000	14,998,877
		0.08%		02/19/14	45,000,000	44,995,100
		0.06%		02/20/14	36,000,000	35,997,250

						964,608,422

Other Instrument 4.1%
Australia & New Zealand Banking Group Ltd		0.10%		01/03/14	235,000,000	235,000,000
		0.10%		01/06/14	300,000,000	300,000,000

Citibank, NA		0.11%		01/07/14	177,000,000	177,000,000

Natixis SA		0.08%		01/07/14	200,000,000	200,000,000

Skandinaviska Enskilda Banken AB		0.05%		01/03/14	235,000,000	235,000,000
		0.05%		01/07/14	292,000,000	292,000,000

Svenska Handelsbanken AB		0.05%		01/02/14	180,000,000	180,000,000

						1,619,000,000

Other Note 2.7%
Bank of America, NA		0.26%		01/14/14	273,000,000	273,000,000
		0.26%		01/16/14	25,000,000	25,000,000
		0.25%		02/03/14	133,000,000	133,000,000
		0.20%		03/17/14	179,000,000	179,000,000
		0.27%		06/13/14	125,000,000	125,000,000
		0.25%		06/16/14	11,000,000	11,000,000
		0.26%		06/17/14	333,000,000	333,000,000

						1,079,000,000

Total Fixed-Rate Obligations
(Cost $22,903,683,703)						22,903,683,703

Variable-Rate Obligations 17.3% of net assets

Asset Backed Commercial Paper 0.3%
Old Line Funding, LLC	a,b,c	0.21%	01/10/14	03/10/14	110,000,000	110,000,000

Financial Company Commercial Paper 2.3%
Commonwealth Bank of Australia	c	0.21%	01/03/14	03/03/14	150,000,000	150,000,000
	c	0.24%	01/03/14	11/26/14	47,000,000	47,000,000
	c	0.24%	01/06/14	12/05/14	150,000,000	150,001,420

See financial notes 13

 Schwab Cash Reserves

Portfolio Holdings continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

JP Morgan Chase & Co		0.32%		01/22/14	116,000,000	116,000,000

Westpac Banking Corp	c	0.30%	01/02/14	01/17/14	237,000,000	237,000,000
	c	0.27%	01/21/14	06/19/14	130,000,000	130,000,000
	c	0.23%	01/23/14	09/23/14	100,000,000	100,000,000

						930,001,420

Certificate of Deposit 9.6%
Bank of Nova Scotia		0.24%	01/09/14	09/09/14	171,000,000	171,000,000
		0.24%	01/16/14	09/16/14	347,000,000	347,000,000
		0.23%	01/27/14	11/25/14	100,000,000	100,000,000

Citibank, NA		0.23%	01/17/14	06/17/14	196,000,000	196,000,000

Mitsubishi UFJ Trust & Banking Corp		0.23%		01/02/14	100,000,000	100,000,000
		0.21%		01/23/14	67,000,000	67,000,000

National Australia Bank Ltd		0.19%	01/21/14	02/18/14	272,000,000	272,000,000
		0.19%	01/03/14	03/03/14	63,000,000	63,000,000

Rabobank Nederland		0.25%	01/06/14	03/04/14	127,000,000	127,000,000
		0.26%	01/16/14	09/16/14	226,000,000	226,000,000

Royal Bank of Canada		0.28%	01/24/14	06/24/14	305,000,000	305,000,000
		0.26%	01/17/14	10/17/14	82,000,000	82,000,000

Toronto-Dominion Bank		0.22%	01/29/14	09/02/14	218,000,000	218,000,000

Wells Fargo Bank, NA		0.17%		01/02/14	181,000,000	181,000,000
		0.19%	01/08/14	04/07/14	282,000,000	282,000,000
		0.21%	01/21/14	05/20/14	25,000,000	25,000,000
		0.22%	01/06/14	08/05/14	46,000,000	46,000,000
		0.24%	01/21/14	11/18/14	529,000,000	529,000,000

Westpac Banking Corp		0.28%	01/02/14	04/25/14	202,000,000	202,000,000
		0.25%	01/27/14	08/27/14	240,000,000	240,000,000

						3,779,000,000

Government Agency Debt 0.6%
Freddie Mac		0.24%	01/10/14	11/10/14	220,000,000	220,000,000

Variable Rate Demand Note 0.2%
3925 Seaport Associates
Variable Rate Demand Bonds Series 2013	a	0.19%		01/07/14	6,500,000	6,500,000

GFRE Holdings, LLC
Taxable Notes Series 2009A	a	0.17%		01/07/14	4,445,000	4,445,000

New York State HFA
Housing RB (2180 Broadway) Series 2011B	a	0.12%		01/07/14	5,450,000	5,450,000

Smithsonian Institution
Taxable Bonds Series 2013B	a	0.12%		01/07/14	27,500,000	27,500,000

Tenderfoot Seasonal Housing, LLC
Taxable Housing Facilities Revenue Notes Series 2000B	a	0.21%		01/07/14	3,000,000	3,000,000

Texas
Veterans Housing Assistance Taxable Refunding Bonds Series 1994A2		0.16%		01/07/14	32,000,000	32,000,000

14 See financial notes

 Schwab Cash Reserves

Portfolio Holdings continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
Veterans Land Taxable Refunding Bonds Series 2006A		0.16%		01/07/14	22,065,000	22,065,000

						100,960,000

Other Note 4.3%
Canadian Imperial Bank of Commerce		0.22%	01/10/14	09/05/14	312,000,000	312,000,000

JPMorgan Chase Bank, NA		0.36%	01/21/14	12/22/14	250,000,000	250,000,000
		0.35%	01/18/14	01/16/15	110,000,000	110,000,000
		0.32%	01/22/14	01/22/15	95,000,000	95,000,000

Royal Bank of Canada		0.30%	01/02/14	12/31/14	125,000,000	125,000,000
		0.33%	01/06/14	01/02/15	243,000,000	243,000,000
	c	0.29%	01/07/14	01/07/15	75,000,000	75,000,000

Wells Fargo Bank, NA		0.29%	03/17/14	01/15/15	100,000,000	100,000,000
		0.35%	03/24/14	01/22/15	275,000,000	275,000,000

Westpac Banking Corp	c	0.54%	01/28/14	01/28/15	100,000,000	100,000,000

Whistlejacket Capital, LLC	d,†	n/a	n/a	n/a	2,447,561	2,447,561

						1,687,447,561

Total Variable-Rate Obligations
(Cost $6,827,408,981)						6,827,408,981

					Maturity
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Repurchase Agreements 24.6% of net assets

Government Agency Repurchase Agreements* 12.3%
Barclays Capital, Inc
Issued 12/26/13, repurchase date 01/02/14 (Collateralized by U.S. Government Agency Securities valued at $262,500,000, 1.25% - 5.50%, due 11/20/22 - 06/25/43)		0.04%		01/02/14	250,001,944	250,000,000
Issued 12/30/13, repurchase date 01/06/14 (Collateralized by U.S. Government Agency Securities valued at $209,944,545, 0.52% - 7.00%, due 03/15/14 - 06/20/61)		0.04%		01/06/14	200,001,556	200,000,000

BNP Paribas Securities Corp
Issued 12/31/13, repurchase date 01/02/14 (Collateralized by U.S. Government Agency Securities valued at $894,312,258, 1.13% - 8.50%, due 04/15/15 - 10/01/46)		0.02%		01/02/14	868,000,964	868,000,000

Credit Suisse Securities (USA), LLC
Issued 12/31/13, repurchase date 01/02/14 (Collateralized by U.S. Government Agency Securities valued at $201,770,967, 2.63% - 5.00%, due 07/15/27 - 05/15/54)		0.02%		01/02/14	197,814,735	197,814,515

Deutsche Bank Securities, Inc
Issued 12/31/13, repurchase date 01/02/14 (Collateralized by U.S. Government Agency Securities valued at $270,400,001, 0.52% - 3.50%, due 12/15/26 - 11/15/43)		0.03%		01/02/14	260,000,433	260,000,000
Issued 12/18/13, repurchase date 01/09/14 (Collateralized by U.S. Treasury Securities valued at $153,000,077, 0.38%, due 03/15/15)	d	0.08%		01/09/14	150,007,333	150,000,000
Issued 10/21/13, repurchase date 01/27/14 (Collateralized by U.S. Government Agency Securities valued at $180,395,732, 0.47% - 5.00%, due 08/31/20 - 03/16/48)	d	0.10%		01/27/14	176,047,911	176,000,000

See financial notes 15

 Schwab Cash Reserves

Portfolio Holdings continued

					Maturity
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
Issued 11/01/13, repurchase date 02/03/14 (Collateralized by U.S. Government Agency Securities valued at $102,822,103, 1.63% - 5.00%, due 08/15/22 - 05/16/44)	d	0.10%		02/03/14	100,026,111	100,000,000
Issued 11/18/13, repurchase date 02/06/14 (Collateralized by U.S. Treasury Securities valued at $4,080,057, 1.75%, due 05/15/23)	d	0.09%		02/06/14	4,000,800	4,000,000
Issued 11/07/13, repurchase date 02/10/14 (Collateralized by U.S. Government Agency Securities valued at $154,048,033, 0.50% - 4.50%, due 06/15/16 - 12/20/43)	d	0.10%		02/10/14	150,039,583	150,000,000
Issued 12/11/13, repurchase date 03/11/14 (Collateralized by U.S. Government Agency Securities valued at $271,359,828, 2.13% - 5.00%, due 11/15/20 - 01/15/52)	d	0.10%		03/11/14	264,066,000	264,000,000

Goldman Sachs & Co
Issued 12/26/13, repurchase date 01/02/14 (Collateralized by U.S. Government Agency Securities valued at $164,220,000, 2.50% - 3.50%, due 05/01/23 - 09/01/43)		0.05%		01/02/14	161,001,565	161,000,000
Issued 12/27/13, repurchase date 01/03/14 (Collateralized by U.S. Government Agency Securities valued at $147,900,001, 2.50% - 4.00%, due 09/01/25 - 06/01/42)		0.05%		01/03/14	145,001,410	145,000,000
Issued 12/30/13, repurchase date 01/06/14 (Collateralized by U.S. Government Agency Securities valued at $102,000,000, 2.50% - 6.50%, due 11/01/27 - 02/01/37)		0.05%		01/06/14	100,000,972	100,000,000
Issued 12/31/13, repurchase date 01/07/14 (Collateralized by U.S. Government Agency Securities valued at $604,860,000, 3.50% - 5.00%, due 08/15/39 - 11/20/43)		0.04%		01/07/14	593,004,612	593,000,000

JP Morgan Securities, LLC
Issued 12/31/13, repurchase date 01/02/14 (Collateralized by U.S. Government Agency Securities valued at $411,902,449, 0.74% - 5.13%, due 05/15/16 - 07/01/43)		0.02%		01/02/14	400,000,444	400,000,000

Merrill Lynch, Pierce, Fenner & Smith, Inc
Issued 11/04/13, repurchase date 02/03/14 (Collateralized by U.S. Government Agency Securities valued at $164,800,000, 0.52% - 5.25%, due 05/15/25 - 03/25/42)		0.07%		01/07/14	160,019,911	160,000,000

Mizuho Securities USA, Inc
Issued 12/31/13, repurchase date 01/02/14 (Collateralized by U.S. Treasury Securities valued at $224,400,038, 0.00% - 4.50%, due 11/13/14 - 11/30/15)		0.03%		01/02/14	220,000,367	220,000,000

Morgan Stanley & Co, LLC
Issued 12/27/13, repurchase date 01/03/14 (Collateralized by U.S. Government Agency Securities valued at $328,440,000, 1.81% - 6.23%, due 01/01/30 - 12/01/43)		0.04%		01/03/14	322,002,504	322,000,000
Issued 12/30/13, repurchase date 01/06/14 (Collateralized by U.S. Government Agency Securities valued at $153,000,000, 2.16% - 6.00%, due 12/01/20 - 11/01/43)		0.04%		01/06/14	150,001,167	150,000,000

						4,870,814,515

Treasury Repurchase Agreement 7.6%
Federal Reserve Bank of New York
Issued 12/31/13, repurchase date 01/02/14 (Collateralized by U.S. Treasury Securities valued at $3,000,005,010, 2.13%, due 08/15/21)		0.03%		01/02/14	3,000,005,000	3,000,000,000

16 See financial notes

 Schwab Cash Reserves

Portfolio Holdings continued

					Maturity
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Other Repurchase Agreements** 4.7%
BNP Paribas Prime Brokerage, Inc
Issued 12/19/13, repurchase date 02/18/14 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $50,433,321)	a	0.39%		01/07/14	48,009,880	48,000,000
Issued 12/23/13, repurchase date 02/13/14 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $115,565,103)	a	0.39%		01/07/14	110,017,875	110,000,000

BNP Paribas Securities Corp
Issued 12/06/13, repurchase date 02/04/14 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $47,652,206, 2.30% - 6.13%, due 06/15/16 - 08/15/43)		0.28%		01/07/14	45,011,200	45,000,000
Issued 12/16/13, repurchase date 02/14/14 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $58,603,191, 3.74% - 8.50%, due 10/09/15 - 07/25/46)		0.28%		01/07/14	55,009,411	55,000,000
Issued 12/12/13, repurchase date 02/12/14 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $86,250,001, 0.41% - 6.75%, due 04/01/16 - 08/25/46)		0.41%		01/07/14	75,022,208	75,000,000

Credit Suisse Securities (USA), LLC
Issued 10/16/13, repurchase date 01/29/14 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $252,738,464, 0.31% - 7.42%, due 09/30/15 - 03/22/51)	d	0.68%		01/29/14	220,436,333	220,000,000
Issued 12/04/13, repurchase date 04/02/14 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $172,158,280, 0.00% - 7.22%, due 09/30/17 - 11/03/51)	d	0.68%		04/02/14	150,337,167	150,000,000
Issued 12/04/13, repurchase date 04/04/14 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $231,262,970, 0.00% - 10.50%, due 09/30/15 - 11/03/51)	d	0.68%		04/04/14	202,461,682	202,000,000
Issued 12/09/13, repurchase date 04/11/14 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $115,003,861, 0.00% - 11.38%, due 09/15/16 - 11/03/51)	d	0.68%		04/11/14	100,232,333	100,000,000

Goldman Sachs & Co
Issued 12/05/13, repurchase date 03/20/14 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $186,900,009)	d	0.56%		03/20/14	178,290,733	178,000,000

JP Morgan Securities, LLC
Issued 12/09/13, repurchase date 06/09/14 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $272,658,263, 5.04% - 7.97%, due 08/15/17 - 12/10/49)	d	0.65%		03/31/14	237,479,267	237,000,000

See financial notes 17

 Schwab Cash Reserves

Portfolio Holdings continued

					Maturity
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Merrill Lynch, Pierce, Fenner & Smith, Inc
Issued 11/21/13, repurchase date 02/19/14 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $470,375,611, 0.24% - 15.33%, due 02/25/14 - 12/31/99)	d	0.57%		02/04/14	416,494,000	416,000,000

						1,836,000,000

Total Repurchase Agreements
(Cost $9,706,814,515)						9,706,814,515

End of Investments.

At 12/31/13, the tax basis cost of the fund’s investments was $39,437,907,199.

a	Credit-enhanced or liquidity-enhanced.
b	Asset-backed security.
c	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $3,744,819,124 or 9.5% of net assets.
d	Illiquid security. At the period end, the value of these amounted to $2,349,447,561 or 6.0% of net assets, see financial note 8.
†	Whistlejacket notes are in receivership, and the fund elected to sell all of its Whistlejacket notes at auction (April 29, 2009). The remaining investment represents an interest in a small residual fund that is being held to cover any remaining expenses and liabilities associated with receivership.
*	Usually collateralized via U.S. Government Agency Securities or less frequently by U.S. Treasury Securities.
**	Usually collateralized via common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations or less frequently by U.S. Government Agency Securities and/ or U.S. Treasury Securities.

ABS —	Asset-backed securities
ETF —	Exchange traded fund
HFA —	Housing finance agency/authority
RB —	Revenue bond

At December 31, 2013, all of the fund’s investment securities were classified as Level 2. The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended December 31, 2013. The breakdown of the fund’s investments into major categories is disclosed on the portfolio holdings. (See financial note 2(a) for additional information)

18 See financial notes

 Schwab Cash Reserves

Statement of
Assets and Liabilities
As of December 31, 2013

Assets

Investments, at cost and value		$29,731,092,684
Repurchase agreements, at cost and value	+	9,706,814,515

Total investments, at cost and value (Note 2a)		39,437,907,199
Receivables:
Interest		15,235,934
Prepaid expenses	+	321,369

Total assets		39,453,464,502

Liabilities

Payables:
Shareholder service fees		497,464
Distributions to shareholders		28,223
Accrued expenses	+	646,598

Total liabilities		1,172,285

Net Assets

Total assets		39,453,464,502
Total liabilities	−	1,172,285

Net assets		$39,452,292,217

Net Assets by Source
Capital received from investors		39,453,909,031
Net realized capital losses		(1,616,814)

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$39,452,292,217		39,452,229,590		$1.00

See financial notes 19

 Schwab Cash Reserves

Statement of
Operations
For the period January 1, 2013 through December 31, 2013

Investment Income

Interest		$97,202,804

Expenses

Investment adviser and administrator fees		109,248,159
Shareholder service fees		149,552,828
Custodian fees		1,092,089
Portfolio accounting fees		861,042
Shareholder reports		756,486
Registration fees		447,897
Independent trustees’ fees		130,340
Professional fees		102,269
Transfer agent fees		23,115
Interest expense		660
Other expenses	+	751,651

Total expenses		262,966,536
Expense reduction by CSIM and its affiliates	−	187,393,301
Custody credits	−	72

Net expenses	−	75,573,163

Net investment income		21,629,641

Realized Gains (Losses)

Net realized gains on investments		548

Increase in net assets resulting from operations		$21,630,189

20 See financial notes

 Schwab Cash Reserves

Statement of
Changes in Net Assets
For the current and prior report periods

Operations

1/1/13-12/31/13			1/1/12-12/31/12
Net investment income		$21,629,641	$20,893,486
Net realized gains	+	548	57,088

Increase in net assets from operations		21,630,189	20,950,574

Distributions to Shareholders

Distributions from net investment income		(21,629,641)	(20,893,486)

Transactions in Fund Shares*

Shares sold		83,819,133,307	80,218,355,702
Shares reinvested		21,367,640	20,682,136
Shares redeemed	+	(81,886,539,959)	(76,818,125,595)

Net transactions in fund shares		1,953,960,988	3,420,912,243

Net Assets

Beginning of period		37,498,330,681	34,077,361,350
Total increase	+	1,953,961,536	3,420,969,331

End of period		$39,452,292,217	$37,498,330,681

*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.

See financial notes 21

 Schwab Cash Reserves

Financial Notes

1. Business Structure of the Fund:

Schwab Cash Reserves is a series of The Charles Schwab Family of Funds (the “trust”), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The list below shows all the funds in the trust as of the end of the period, including the fund discussed in this report, which is highlighted:

The Charles Schwab Family of Funds (organized October 20, 1989)	Schwab Investor Money Fund
Schwab Money Market Fund	Schwab Municipal Money Fund
Schwab Government Money Fund	Schwab AMT Tax-Free Money Fund
Schwab U.S. Treasury Money Fund	Schwab California Municipal Money Fund
Schwab Treasury Obligations Money Fund	Schwab California AMT Tax-Free Money Fund
Schwab Value Advantage Money Fund	Schwab New York AMT Tax-Free Money Fund
Schwab Advisor Cash Reserves	Schwab New Jersey AMT Tax-Free Money Fund
Schwab Cash Reserves	Schwab Pennsylvania Municipal Money Fund
Schwab Retirement Advantage Money Fund	Schwab Massachusetts AMT Tax-Free Money Fund

Schwab Cash Reserves offers one share class. Shares are bought and sold at closing net asset value per share (“NAV”), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the fund’s Board of Trustees (the “Board”) may authorize the issuance of as many shares as necessary.

The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies the fund uses in its preparation of financial statements. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

(a) Security Valuation:

Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities in the fund are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

22

 Schwab Cash Reserves

Financial Notes (continued)

2. Significant Accounting Policies (continued):

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information. Securities held by money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The levels associated with valuing the fund’s investments as of December 31, 2013 are disclosed in the Portfolio Holdings.

(b) Accounting Policies for certain Portfolio Investments (if held):

Repurchase Agreements: In a repurchase agreement, a fund buys a security from another party (the “counter-party”), usually a financial institution, with the agreement that it be sold back in the future. Repurchase agreements subject a fund to counter-party risk, meaning that the fund could lose money if the other party fails to perform under the terms of the agreement. The fund mitigates this risk by ensuring that a fund’s repurchase agreements are collateralized by cash, U.S. government securities, fixed income securities, equity securities or other types of securities. These risks are magnified to the extent that a repurchase agreement is secured by collateral other than cash and government securities, such as debt securities, equity securities and high yield securities that are rated below investment grade. All collateral is held by the fund’s custodian (or, with multi-party agreements, the agent’s bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement. In the event of a default by the counter-party, realization of the collateral proceeds could be delayed or limited and the value of the collateral may decline. Investments in repurchase agreements are also based on a review of the credit quality of the repurchase agreement counter-party.

As of December 31, 2013, the fund had investments in repurchase agreements with a gross value of $9,706,814,515 as disclosed in the Portfolio Holdings and the Statement of Assets and Liabilities. The value of the related collateral disclosed in the Portfolio Holdings exceeded the value of the repurchase agreements at period end.

Delayed-Delivery Transactions: The fund may buy securities at a predetermined price or yield, with payment and delivery taking place after the customary settlement period for that type of security. The fund will assume the rights and risks of ownership at the time of purchase, including the risk of price and yield fluctuations. Typically, no interest will accrue to a fund until the security is delivered. The fund will earmark or segregate appropriate liquid assets to cover its delayed-delivery purchase obligations.

 23

 Schwab Cash Reserves

Financial Notes (continued)

2. Significant Accounting Policies (continued):

(c) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.

(d) Investment Income:

Interest income is recorded as it accrues. If a fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes premiums and accretes discounts from the current date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security is callable (meaning that the issuer has the option to pay it off before its maturity date), then the fund amortizes the premium to the security’s call date and price, rather than the maturity date and price.

(e) Expenses:

Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

(f) Distributions to Shareholders:

The fund declares distributions from net investment income, if any, every day it is open for business. These distributions, which are substantially equal to a fund’s net investment income for that day, are paid out to shareholders once a month. The fund makes distributions from net realized capital gains, if any, once a year.

(g) Custody Credit:

The fund has an arrangement with its custodian bank, State Street Bank and Trust Company (“State Street”), under which the fund may receive a credit for its uninvested cash balance to offset its custody fees and accounting fees. The credit amounts, if any, are disclosed in the Statement of Operations as a reduction to the fund’s operating expenses.

(h) Accounting Estimates:

The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.

(i) Federal Income Taxes:

The fund intends to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the fund distributes substantially all of its net investment income and realized net capital gains, if any, to its respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

(j) Indemnification:

Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss attributable to these arrangements to be remote.

3. Risk Factors:

Investment Risk. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of a shareholder’s investment at $1 per share, it is possible to lose money by investing in the fund.

24

 Schwab Cash Reserves

Financial Notes (continued)

3. Risk Factors (continued):

Interest Rate Risk. Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, the fund’s yield will change over time. During periods when interest rates are low, the fund’s yield (and total return) also will be low. A change in a central bank’s monetary policy or improving economic conditions may result in an increase in interest rates. Rising interest rates may decrease liquidity in the money market securities markets, making it more difficult for the fund to sell its money market investments at a time when the investment adviser might wish to sell such investments. Decreased market liquidity also may make it more difficult to value some or all of the fund’s money market securities holdings. In addition, to the extent the fund makes any reimbursement payments to the investment adviser and/or its affiliates, the fund’s yield would be lower.

Repurchase Agreements Risk. When the fund enters into a repurchase agreement, the fund is exposed to the risk that the counter-party will not fulfill its contractual obligation. In a repurchase agreement, there exists the risk that, when the fund buys a security from a counter-party that agrees to repurchase the security at an agreed upon price (usually higher) and time, the counter-party will not repurchase the security. These risks are magnified to the extent that a repurchase agreement is secured by collateral other than cash and government securities, such as debt securities, equity securities and high yield securities that are rated below investment grade (“Alternative Collateral”). High yield securities that are used as Alternative Collateral are subject to greater levels of credit and liquidity risk, and are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments. Alternative Collateral may be subject to greater price volatility and may be more volatile or less liquid than other types of collateral, increasing the risk that the fund will be unable to recover fully in the event of a counter-party’s default.

Credit Risk. A fund is subject to the risk that a decline in the credit quality of a portfolio investment could cause the fund to lose money or underperform. A fund could lose money if the issuer of a portfolio investment fails to make timely principal or interest payments or if a guarantor, liquidity provider or counter-party of a portfolio investment fails to honor its obligations. Even though a fund’s investments in repurchase agreements are collateralized at all times, there is some risk to the fund if the other party should default on its obligations and the fund is delayed or prevented from recovering or disposing of the collateral. Negative perceptions of the ability of an issuer, guarantor, liquidity provider or counter-party to make payments or otherwise honor its obligations, as applicable, could also cause the price of that investment to decline. The credit quality of a fund’s portfolio holdings can change rapidly in certain market environments and any downgrade or default on the part of a single portfolio investment could cause the fund’s share price or yield to fall.

Many of the U.S. government securities that the fund invests in are not backed by the full faith and credit of the United States government, which means they are neither issued nor guaranteed by the U.S. Treasury. Although maintained in conservatorship by the Federal Housing Finance Agency since September 2008, Fannie Mae (FNMA) and Freddie Mac (FHLMC) maintain only limited lines of credit with the U.S. Treasury. The Federal Home Loan Banks (FHLB) also only maintain limited access to credit lines from the U.S. Treasury. Other securities, such as obligations issued by the Federal Farm Credit Banks Funding Corporation (FFCB), are supported solely by the credit of the issuer. There can be no assurance that the U.S. government will provide financial support to securities of its agencies and instrumentalities if it is not obligated to do so under law. Also, any government guarantees on securities a fund owns do not extend to the shares of the fund itself.

Foreign Investment Risk. The fund’s investments in securities of foreign issuers or securities with credit or liquidity enhancements provided by foreign entities may involve certain risks that are greater than those associated with investments in securities of U.S. issuers or securities with credit or liquidity enhancements provided by U.S. entities. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. In addition, sovereign risk, or the risk that a government may become unwilling or unable to meet its loan obligations or guarantees, could increase the credit risk of financial institutions connected to that particular country.

Management Risk. Any actively managed mutual fund is subject to the risk that its investment adviser will make poor security selections. The fund’s investment adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results. The investment adviser’s maturity decisions will also affect the fund’s yield, and in unusual circumstances potentially could affect its share price. To the extent that the investment adviser anticipates interest rate trends imprecisely, the fund’s yield at times could lag those of other money market funds.

 25

 Schwab Cash Reserves

Financial Notes (continued)

3. Risk Factors (continued):

Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. The market for certain investments may become illiquid due to specific adverse changes in the conditions of a particular issuer or under adverse market or economic conditions independent of the issuer. The fund’s investments in illiquid securities may reduce the returns of the fund because it may be unable to sell the illiquid securities at an advantageous time or price. Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.

Redemption Risk. The fund may experience periods of heavy redemptions that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. Redemptions by a few large investors in the fund may have a significant adverse effect on the fund’s ability to maintain a stable $1.00 share price. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the fund, could face a market-wide risk of increased redemption pressures, potentially jeopardizing the stability of their $1.00 share prices.

Regulatory Risk. The Securities and Exchange Commission (SEC) and other regulators may adopt additional money market fund regulations in the future, which may impact the operation and performance of a fund.

Money Market Risk. The fund is not designed to offer capital appreciation. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.

Please refer to the fund’s prospectus for a more complete description of the principal risks of investing in the fund.

4. Affiliates and Affiliated Transactions:

Charles Schwab Investment Management, Inc. (“CSIM” or the “investment adviser”), a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (“Advisory Agreement”) between CSIM and the trust.

For its advisory and administrative services to the fund, CSIM is entitled to receive an annual fee, payable monthly, based on a percentage of the fund’s average daily net assets as follows:

Average Daily Net Assets

First $1 billion	0.35%
More than $1 billion but not exceeding $10 billion	0.32%
More than $10 billion but not exceeding $20 billion	0.30%
More than $20 billion but not exceeding $40 billion	0.27%
Over $40 billion	0.25%

The Board has adopted a Shareholder Servicing and Sweep Administration Plan (the “Plan”) on behalf of the fund. The Plan enables the fund to bear expenses relating to the provision by service providers, including Charles Schwab & Co., Inc. (a broker-dealer affiliate of CSIM, “Schwab”), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the fund. Schwab serves as the fund’s paying agent under the Plan for making payments of the shareholder service fee due to the service providers (other than Schwab). All shareholder service fees paid by the fund to Schwab in its capacity as the fund’s paying agent will be passed through to the service providers, and Schwab will not retain any portion of such fees. The Plan also enables the fund to pay Schwab for certain sweep administration services, such as processing of automatic purchases and redemptions it provides to fund shareholders invested in the fund.

Pursuant to the Plan, the fund’s shares are subject to an annual shareholder servicing fee of up to 0.25%. The shareholder servicing fee paid to a particular service provider is made pursuant to its written agreement with Schwab (or, in the case of payments made to Schwab, pursuant to Schwab’s written agreement with the fund), and the fund will pay no more than 0.25% of the average annual daily net asset value of the fund shares owned by shareholders holding shares through such service providers. Pursuant to the Plan, the fund’s shares are subject to an annual sweep administration fee of up to 0.15%. The sweep administration fee paid to Schwab is based on the average daily net asset value of the fund shares owned by shareholders holding shares through Schwab. Payments under the Plan are made as described above regardless of Schwab’s or the service provider’s actual cost of providing the services. If the cost of providing the services under the Plan is less than the payment received, the unexpended portion of the fees may be retained as profit by Schwab or the service provider.

26

 Schwab Cash Reserves

Financial Notes (continued)

4. Affiliates and Affiliated Transactions (continued):

Contractual Expense Limitation

CSIM and its affiliates have made an additional agreement with the fund, for so long as CSIM serves as the investment adviser to the fund, which may only be amended or terminated with the approval of the Board, to limit the total annual fund operating expenses charged, excluding interest, taxes, and certain non-routine expenses (“expense limitation”) to 0.66%.

In addition, effective January 1, 2013 through December 31, 2013, CSIM and its affiliates agreed to waive an additional amount of the fund’s expenses equal to 0.035% of the fund’s average daily net assets.

During the period ended December 31, 2013, the fund waived $187,393,301 in expenses of which $29,289,583 was waived in accordance with the contractual expense limitations noted above and the remainder to maintain a positive net yield as noted below.

Voluntary Yield Waiver/Reimbursement

In addition to the contractual expense limitation agreements noted above, CSIM and its affiliates also may waive and/or reimburse expenses to the extent necessary to maintain a positive net yield for the fund. CSIM and its affiliates may recapture from the fund any of these expenses or fees they have waived and/or reimbursed until the third anniversary of the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. The reimbursement payments by the fund to CSIM and its affiliates are considered “non-routine expenses” and are not subject to any net operating expense limitations in effect at the time of such payment. This recapture could negatively affect the fund’s future yield. There were no prior year amounts recaptured. As of December 31, 2013, the balance of recoupable expenses is as follows:

Expiration Date
December 31, 2014	December 31, 2015	December 31, 2016	Total

$138,970,477	$137,461,313	$158,103,718	$434,535,508

As of December 31, 2013, the fund had recoupable expenses expire in the amount of $109,025,081.

Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions with other Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate to be charged on a loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review by the Board. The fund had no interfund borrowing or lending activity during the period.

5. Board of Trustees:

The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted in the fund’s Statement of Operations. For information regarding the trustees please refer to Trustees and Officers table at the end of this report.

6. Borrowing from Banks:

The fund has access to custodian overdraft facilities, a committed line of credit of $150 million with State Street, an uncommitted line of credit of $100 million with Bank of America, N.A. and an uncommitted line of credit of $50 million with Brown Brothers Harriman & Co. The fund pays interest on the amount it borrows at rates that are negotiated periodically. The fund also pays an annual fee to State Street for the committed line of credit.

There were no borrowings from the lines of credit by the fund during the period. However, the fund may have utilized its overdraft facility and incurred interest expense, which is disclosed in the Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

7. Federal Income Taxes:

As of December 31, 2013, the fund had no undistributed earnings on a tax basis.

 27

 Schwab Cash Reserves

Financial Notes (continued)

7. Federal Income Taxes (continued):

Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2013, the fund had capital loss carryforwards of $1,616,814 available to offset future net capital gains before the expiration date of December 31, 2017.

For tax purposes, realized net capital losses and late-year ordinary losses incurred after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the year ended December 31, 2013, the fund had no capital losses deferred and had $548 capital losses utilized.

The tax-basis components of distributions paid during the current and prior fiscal years were as follows:

Current period distributions
Ordinary income	$21,629,641

Prior period distributions
Ordinary income	$20,893,486

Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes; there were no such differences in the current year. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.

Permanent book and tax basis differences may result in reclassifications between components of net assets as required. The adjustments will have no impact on net assets or the results of operations. As of December 31, 2013, no such reclassifications were required.

As of December 31, 2013, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the fund, and has determined that no provision for income tax is required in the fund’s financial statements. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended December 31, 2013, the fund did not incur any interest or penalties.

8. Other:

Subsequent to the period end, management determined that repurchase agreements held by the fund with one counterparty did not contain provisions whereby they could be sold or disposed of in the ordinary course of business within seven calendar days. Consequently, these repurchase agreements were reclassified as presumptively illiquid, causing the fund’s holdings of illiquid securities to exceed 5% of total assets at December 31, 2013 as noted in the Portfolio Holdings section. Upon reclassification, the fund temporarily ceased purchasing illiquid securities, and promptly thereafter, management reduced the illiquid securities held by the fund to less than 5% of total assets. Due to the reclassification, the fund may have exceeded 5% of total assets in illiquid securities from time to time since May 28, 2010 (the effective date of the 5% illiquidity threshold under Rule 2a-7). Had these repurchase agreements been presented as illiquid in the prior year, the holdings of illiquid securities in the financial statements at December 31, 2012 would have changed from 0.9% to 5.6% of net assets. The correction to reflect these securities as illiquid did not result in any financial impact to fund shareholders.

9. Subsequent Events:

Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.

28

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of:
Schwab Cash Reserves

In our opinion, the accompanying statement of assets and liabilities, including the portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Schwab Cash Reserves (one of the portfolios constituting The Charles Schwab Family of Funds, hereafter referred to as the “Fund”) at December 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2013 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
San Francisco, California
February 24, 2014

 29

Trustees and Officers

The tables below give information about the trustees and officers of The Charles Schwab Family of Funds, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust. The Fund Complex includes 99 funds.

The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the funds’ Statement of Additional Information, which is available free by calling 1-800-435-4000.

 Independent Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Mariann Byerwalter 1960 Trustee (Trustee of The Charles Schwab Family of Funds since 2000.)	Chairman of JDN Corporate Advisory LLC (advisory services firm) (Oct. 2001 – present).	76	Director, WageWorks, Inc. (2010 – present) Director, Redwood Trust, Inc. (1998 – present) Director, PMI Group Inc. (2001 – 2009)

John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds since 2008.)	Senior Fellow, The Hoover Institution at Stanford University (Oct. 1979 – present); Senior Fellow, Stanford Institute for Economic Policy Research; Professor of Public Policy, Stanford University (Sept. 2000 – present).	76	Director, Gilead Sciences, Inc. (2005 – present) Director, Monaco Coach Corporation (2005 – 2009)

David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds since 2011.)	Private Investor.	76	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present)

Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds since 2011.)	Retired. Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services for consumers and small businesses) (Dec. 2008 – Aug. 2013).	76	Director, KLA-Tencor Corporation (2008 – present)

Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds since 2000.)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (1990 – present).	76	Director, Eaton (2012 – present)
Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – 2013)
Director, Oneok, Inc. (2009 – 2013)
			Lead Independent Director, Board of Cooper Industries (2002 – 2012)

Joseph H. Wender 1944 Trustee (Trustee of The Charles Schwab Family of Funds since 2008.)	Senior Consultant, Goldman Sachs & Co., Inc. (investment banking and securities firm) (Jan. 2008 – present); Partner, Colgin Partners, LLC (vineyards) (February 1998 – present).	76	Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals (1994 – present)

30

 Interested Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served)	During the Past Five Years	the Trustee	Other Directorships

Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of The Charles Schwab Family of Funds since 1989.)	Chairman and Director, The Charles Schwab Corporation, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc., Charles Schwab Bank, N. A.; Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I, Schwab International Holdings, Inc.; Chief Executive Officer, Schwab Holdings, Inc.; Through June 2007, Director, U.S. Trust Company, N. A., U.S. Trust Corporation, United States Trust Company of New York. Until October 2008, Chief Executive Officer, The Charles Schwab Corporation, Charles Schwab & Co., Inc.	76	None

Walter W. Bettinger II2 1960 Trustee (Trustee of The Charles Schwab Family of Funds since 2008.)	As of October 2008, President and Chief Executive Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation. Since October 2008, Director, The Charles Schwab Corporation. Since May 2008, Director, Charles Schwab & Co., Inc. and Schwab Holdings, Inc. Since 2006, Director, Charles Schwab Bank. Until October 2008, President and Chief Operating Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation. From 2004 through 2007, Executive Vice President and President, Schwab Investor Services. From 2004 through 2005, Executive Vice President and Chief Operating Officer, Individual Investor Enterprise, and from 2002 through 2004, Executive Vice President, Corporate Services.	99	None

 Officers of the Trust

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Marie Chandoha 1961 President and Chief Executive Officer (Officer of The Charles Schwab Family of Funds since 2010.)	Executive Vice President, Charles Schwab & Co., Inc. (Sept. 2010 – present); Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (March 2007 – August 2010).

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of The Charles Schwab Family of Funds since 2004.)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present), Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Treasurer and Chief Financial Officer, Laudus Funds (2006 – present); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – present) and Schwab ETFs (Oct. 2009 – present); Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) Limited (April 2005 – present).

Omar Aguilar 1970 Senior Vice President and Chief Investment Officer – Equities (Officer of The Charles Schwab Family of Funds since 2011.)	Senior Vice President and Chief Investment Officer — Equities, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Equities, Schwab Funds and Laudus Funds (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (May 2009 – April 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).

 31

 Officers of the Trust (continued)

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Brett Wander 1961 Senior Vice President and Chief Investment Officer – Fixed Income (Officer of The Charles Schwab Family of Funds since 2011.)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds and Laudus Funds (June 2011 – present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies, Loomis, Sayles & Company (April 2006 – Jan. 2008).

David Lekich 1964 Chief Legal Officer and Secretary (Officer of The Charles Schwab Family of Funds since 2011.)	Senior Vice President (Sept. 2011 – present), Vice President (March 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present), Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (April 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk, Laudus Funds (April 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.

Catherine MacGregor 1964 Vice President and Assistant Secretary (Officer of The Charles Schwab Family of Funds since 2005.)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (March 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009 – present).

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds retirement policy requires that independent trustees retire at age 72 or after twenty years as a trustee, whichever comes first. In addition, the retirement policy requires any independent trustee of Schwab Funds who also serves as an independent trustee of the Laudus Funds to retire from the Boards of the Schwab Funds upon their required retirement date from either the Boards of Trustees of the Schwab Funds or the Laudus Funds, whichever comes first.
[2]	Mr. Schwab and Mr. Bettinger are Interested Trustees because they own stock of The Charles Schwab Corporation, the parent company of the investment adviser.
[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

32

Glossary

144A securities These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.

agency discount notes Notes issued by federal agencies—known as Government Sponsored Enterprises, or GSEs—at a discount to their value at maturity. An agency discount note is a short-term investment alternative offering a high degree of credit quality.

asset-backed commercial paper A short-term investment that is typically issued by a bank or other financial institution. The notes represent an interest in financial assets such as trade receivables, credit card receivables, auto receivables, etc. and are generally used for the short-term financing needs of companies.

capital gain, capital loss The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the capital gain or loss is considered unrealized appreciation or depreciation.

collateralized mortgage obligation (CMO) A type of security that is collateralized by pools of mortgages backed by government agencies or private issuers (non-agency). The streams of principal and interest payments on the mortgages are distributed to the different classes of CMO interests, known as tranches. Each tranche may have different principal balances, coupon rates, prepayment risks, and maturity dates.

commercial paper Promissory notes issued by banks, corporations and other entities to finance short-term credit needs. These securities generally are structured on a discounted basis but sometimes may be interest-bearing notes. Commercial paper, which may be unsecured, is subject to credit risk.

corporate note An unsecured debt security issued by a corporation that is subject to the credit risk of the issuer.

credit-enhanced securities Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security’s value, are designed to help lower the risk of default on a security and may also make the security more liquid.

credit quality The capacity of an issuer to make its interest and principal payments. Federal regulations strictly regulate the credit quality of the securities a money market fund can buy.

credit ratings Debt issuers, including corporations, states and municipalities, may arrange with a recognized independent rating organization, such as Standard & Poor’s, Fitch, Inc., Moody’s Investor Service, and DBRS, to rate their creditworthiness and/or the creditworthiness of their debt issues. For example, an issuer may obtain a long-term rating within the investment grade rating category, which is, from high to low, AAA, AA, A and BBB for Standard & Poor’s, Fitch, and DBRS; and Aaa, Aa, A and Baa for Moody’s.

credit risk The risk that a debt issuer may be unable to pay interest or repay principal to its debt holders.

dollar-weighted average maturity See weighted average maturity.

effective yield A measurement of a fund’s yield that assumes that all interest income is reinvested in additional shares of the fund.

exchange-traded fund (ETF) An investment fund that tracks an index, a commodity or a basket of assets, and trades on an exchange.

expense ratio The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets for the year.

face value The value of a bond, note, mortgage or other security as given on the certificate or instrument. Face value is also referred to as par value or nominal value.

illiquid securities Securities are generally considered illiquid if they cannot be disposed of promptly (typically within seven days) and in the ordinary course of business at approximately the amount at which a fund has valued the instruments.

interest Payments to holders of debt securities as compensation for loaning a security’s principal to the issuer.

liquidity-enhanced security The security’s structure includes a liquidity arrangement that requires an entity other than the issuer (such as a large financial institution) to provide funds to pay a tender under most circumstances. Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities for repayment within a specified time period (usually one day or one week) at any time prior to their final maturity.

maturity The date a debt security is scheduled to be “retired” and its principal amount repaid. The Maturity of an investment will generally reflect the security’s final maturity date unless the security’s structure includes a maturity-shortening provision such as an interest rate reset, demand feature or put feature (the “Effective Maturity Date”). For those securities with a maturity-shortening provision, including variable-rate demand securities, the Maturity is determined by using the Effective Maturity Date, as permitted by Rule 2a-7.

municipal securities Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.

net asset value per share (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding. Money funds seek to maintain a steady NAV of $1.00.

outstanding shares, shares outstanding When speaking of a company or mutual fund, indicates all shares currently held by investors.

repurchase agreement (also known as a “repo”) The sale of a security combined with a simultaneous agreement to repurchase it at a predetermined date and price.

restricted securities Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.

Tier 1, Tier 2 Tier 1 is the highest category of credit quality, Tier 2 the second highest. A security’s tier can be established either by an independent rating organization or by a determination of the investment adviser. Money market fund shares and U.S. government securities are automatically considered Tier 1 securities.

 33

total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

variable rate demand obligations (VRDOs) Securities that have long maturities but which, because of their structure, require them to repay principal plus accrued interest within a specified timeframe (usually one or seven days) upon the demand of the bond holder. Depending on their structure, the repayment may be made by the bond issuer or by a financial institution, such as a highly rated bank.

weighted average life (WAL) For money market mutual funds as per rule 2a-7, the weighted average life calculation takes into account either the final maturity date for each security held in the portfolio or, when relevant, the date of the next demand feature (when the fund is scheduled to receive payment of principal and interest after a demand). Money funds are required to maintain a weighted average life of no more than 120 days. Weighted average life for all Schwab money market funds is available in each fund’s monthly schedule of portfolio holdings at www.schwabfunds.com/prospectus and also available in each fund’s Form N-MFP on the SEC’s website at www.sec.gov 60 days after the end of the month to which the information pertains.

weighted average maturity (WAM) For money market mutual funds as per rule 2a-7, the maturity date or Effective Maturity Date (see definition of maturity) of all the debt securities in its portfolio, or the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand, calculated as a weighted average. As a rule, the longer a fund’s weighted average maturity, the greater its interest rate risk. Money funds are required to maintain a weighted average maturity of no more than 60 days.

yield The income paid out by an investment, expressed as a percentage of the investments market value.

34

PRIVACY NOTICE
 THIS IS NOT PART OF THE SHAREHOLDER REPORT

A Commitment to Your Privacy

Your Privacy Is Not for Sale

We do not and will not sell your personal information to anyone, for any reason.

We are committed to protecting the privacy of information we maintain about you. Below are details about our commitment, including the types of information we collect and how we use and share that information. This Privacy Notice applies to you only if you are an individual who invests directly in the funds by placing orders through the funds’ transfer agent. If you place orders through your brokerage account at Charles Schwab & Co., Inc. or an account with another broker-dealer, investment advisor, 401(k) plan, employee benefit plan, administrator, bank or other financial intermediary, you are covered by the privacy policies of that financial institution and should consult those policies.

How We Collect Information About You

We collect personal information about you in a number of ways.

•	APPLICATION AND REGISTRATION INFORMATION.

We collect personal information from you when you open an account or utilize one of our services. We may also collect information about you from third parties such as consumer reporting agencies to verify your identity. The information we collect may include personal information, including your Social Security number, as well as details about your interests, investments and investment experience.

•	TRANSACTION AND EXPERIENCE INFORMATION.

Once your account has been opened, we collect and maintain personal information about your account activity, including your transactions, balances, positions and history. This information allows us to administer your account and provide the services you have requested.

•	WEBSITE USAGE.

When you visit our websites, we may use devices known as “cookies,” graphic interchange format files (GIFs), or other similar web tools to enhance your web experience. These tools help us to recognize you, maintain your web session, and provide a more personalized experience. To learn more, please click the Privacy link on our website.

How We Share and Use Your Information

We provide access to information about you to our affiliated companies, outside companies and other third parties in certain limited circumstances, including:

•	to help us process transactions for your account;

•	when we use other companies to provide services for us, such as printing and mailing your account statements;

•	when we believe that disclosure is required or permitted under law (for example, to cooperate with regulators or law enforcement, resolve consumer disputes, perform credit/authentication checks, or for risk control).

State Laws

We will comply with state laws that apply to the disclosure or use of information about you.

Safeguarding Your Information — Security Is a Partnership

We take precautions to ensure the information we collect about you is protected and is accessed only by authorized individuals or organizations.

Companies we use to provide support services are not allowed to use information about our shareholders for their own purposes and are contractually obligated to maintain strict confidentiality. We limit their use of information to the performance of the specific services we have requested.

We restrict access to personal information by our employees and agents. Our employees are trained about privacy and are required to safeguard personal information.

We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

Contact Us

To provide us with updated information, report suspected fraud or identity theft, or for any other questions, please call the number below.

Schwab Funds® direct investors:  1-800-407-0256

© 2013 Schwab Funds. All rights reserved.

Notes

Schwab Funds® offers you an extensive family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available Schwab Funds.

Whether you are an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund’s investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

Proxy Voting Policies, Procedures and Results

A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Fund’s website at www.schwabfunds.com/prospectus, the SEC’s website at http://www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabfunds.com/prospectus or the SEC’s website at http://www.sec.gov.

The Schwab Funds Family®

Stock Funds
Schwab Core Equity Fundtm
Schwab Dividend Equity Fundtm
Schwab Large-Cap Growth Fundtm
Schwab Small-Cap Equity Fundtm
Schwab Hedged Equity Fundtm
Schwab Financial Services Fundtm
Schwab Health Care Fundtm
Schwab® International Core Equity Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small Company Index Fund
Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Global Real Estate Fundtm
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab International Index Fund®

Asset Allocation Funds
Schwab Balanced Fundtm
Schwab MarketTrack All Equity Portfoliotm
Schwab MarketTrack Growth Portfoliotm
Schwab MarketTrack Balanced Portfoliotm
Schwab MarketTrack Conservative Portfoliotm
Schwab Target 2010 Fund
Schwab Target 2015 Fund
Schwab Target 2020 Fund
Schwab Target 2025 Fund
Schwab Target 2030 Fund
Schwab Target 2035 Fund
Schwab Target 2040 Fund
Schwab Target 2045 Fund
Schwab Target 2050 Fund
Schwab Target 2055 Fund
Schwab® Monthly Income Fund – Moderate Payout
Schwab® Monthly Income Fund – Enhanced Payout
Schwab® Monthly Income Fund – Maximum Payout

Bond Funds
Schwab Short-Term Bond Market Fundtm
Schwab Intermediate-Term Bond Fundtm
Schwab Total Bond Market Fundtm
Schwab GNMA Fundtm
Schwab® Treasury Inflation Protected Securities Index Fund
Schwab Tax-Free Bond Fundtm
Schwab California Tax-Free Bond Fundtm

Schwab Money Funds
Schwab offers an array of money market funds.1 Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.

[1]	Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105

Funds
Schwab Funds®
P.O. Box 3812, Englewood, CO 80155–3812

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
© 2014 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.
MFR31381-09
00110584

Item 2: Code of Ethics.
(a)	Registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, and any other persons who perform a similar function, regardless of whether these individuals are employed by Registrant or a third party.

(c)	During the period covered by the report, no amendments were made to the provisions of this code of ethics.

(d)	During the period covered by the report, Registrant did not grant any waivers, including implicit waivers, from the provisions of this code of ethics.

(f)(1)	Registrant has filed this code of ethics as an exhibit pursuant to Item 12(a)(1) of Form N-CSR.
Item 3: Audit Committee Financial Expert.
Registrant’s Board of Trustees has determined that Mariann Byerwalter, William Hasler and Kiran Patel, each currently serving on its audit committee, are each an “audit committee financial expert,” as such term is defined in Item 3 of Form N-CSR. Each member of Registrant’s audit committee is “independent” under the standards set forth in Item 3 of Form N-CSR.

The designation of each of Ms. Byerwalter, Mr. Hasler and Mr. Patel as an “audit committee financial expert” pursuant to Item 3 of Form N-CSR does not (i) impose upon such individual any duties, obligations, or liability that are greater than the duties, obligations and liability imposed upon such individual as a member of Registrant’s audit committee or Board of Trustees in the absence of such designation; and (ii) affect the duties, obligations or liability of any other member of Registrant’s audit committee or Board of Trustees.
Item 4: Principal Accountant Fees and Services.
(a) Below are the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements.
     Audit Fees
     2013: $442,974           2012: $433,879

(b) Below are the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of Registrant’s financial statements and are not reported under paragraph (a) above.
     Audit-Related Fees
     For services rendered to Registrant:
     2013: $33,857           2012: $33,857
     Nature of these services: tax provision review.
     In each of the last two fiscal years there were no “Audit-Related Fees” required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.
(c) Below are the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.
     Tax Fees
     For services rendered to Registrant:
     2013: $38,675           2012: $38,675
     Nature of these services: preparation and review of tax returns.
     In each of the last two fiscal years there were no “Tax Fees” required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.
(d) Below are the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) above.
     All Other Fees
     For services rendered to Registrant:
     2013: $5,592      2012: $5,714
Nature of these services:	review of the methodology of allocation of Charles Schwab & Co., Inc. (“Schwab”) expenses for purposes of Section 15(c) of the Investment Company Act of 1940.

     In each of the last two fiscal years there were no “All Other Fees” required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.
(e)	(1) Registrant’s audit committee does not have pre-approval policies and procedures as described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(2) There were no services described in each of paragraphs (b) through (d) above (including services required to be approved by Registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X) that were approved by Registrant’s audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(f) Not applicable.
(g) Below are the aggregate non-audit fees billed in each of the last two fiscal years by Registrant’s principal accountant for services rendered to Registrant, to Registrant’s investment adviser, and to any entity controlling, controlled by, or under common control with Registrant’s investment adviser that provides ongoing services to Registrant.
2013: $78,124 2012: $78,246
(h) During the past fiscal year, all non-audit services provided by Registrant’s principal accountant to either Registrant’s investment adviser or to any entity controlling, controlled by, or under common control with Registrant’s investment adviser that provides ongoing services to Registrant were pre-approved. Included in the audit committee’s pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.
Item 5: Audit Committee of Listed Registrants.
     Not applicable.
Item 6: Schedule of Investments.
The schedules of investments are included as part of the report to shareholders filed under Item 1 of this Form.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
     Not applicable.
Item 8: Portfolio Managers of Closed-End Management Investment Companies.
     Not applicable.
Item 9: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10: Submission of Matters to a Vote of Security Holders.
     Not applicable.
Item 11: Controls and Procedures.
(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Marie Chandoha and Registrant’s Principal Financial Officer, George Pereira, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)	During the second fiscal quarter of the period covered by this report, there have been no changes in Registrant’s internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 12: Exhibits.
(a)	(1)	Registrant’s code of ethics (that is the subject of the disclosure required by Item 2(a)) is attached.

	(2)	Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

	(3)	Not applicable.

(b)		A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSR with the Commission.
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) The Charles Schwab Family of Funds

By:	/s/ Marie Chandoha
Marie Chandoha
Chief Executive Officer

Date:	February 24, 2014
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marie Chandoha
Marie Chandoha
Chief Executive Officer

Date:	February 24, 2014

By:	/s/ George Pereira
George Pereira
Principal Financial Officer

Date:	February 24, 2014